1933 Act File No. 333-40455

1940 Act File No. 811-08495

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 263	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 265	☒

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA

MAIL CODE 05-02-210

COLUMBUS, OHIO 43215

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equity Funds
Prospectus  February 28, 2020
Nationwide Bailard Cognitive Value Fund
Class A (NWHDX) / Class C (NWHEX) / Class M (NWHFX) Class R6 (NWHGX) / Institutional Service Class (NWHHX)
Nationwide Bailard Technology & Science Fund
Class A (NWHOX) / Class C (NWHPX) / Class M (NWHQX) Class R6 (NWHTX) / Institutional Service Class (NWHUX)
Nationwide Diamond Hill Large Cap Concentrated Fund
Class A (NWGHX) / Class C (NWGIX) / Class R6 (NWGJX) Institutional Service Class (NWGKX)
Nationwide Fund
Class A (NWFAX) / Class C (GTRCX) / Class R (GNWRX) Class R6 (NWABX) / Institutional Service Class (MUIFX)
Nationwide Geneva Mid Cap Growth Fund
Class A (NWHVX) / Class C (NWHWX) Class R6 (NWKAX) / Institutional Service Class (NWHYX)
Nationwide Geneva Small Cap Growth Fund
Class A (NWHZX) / Class C (NWKBX) / Class R6 (NWKCX) Institutional Service Class (NWKDX)
Nationwide Long/Short Equity Fund
Class A (NWLEX) / Class R6 (NWLFX) Institutional Service Class (NWLGX)
Nationwide Loomis All Cap Growth Fund
Class A (NWZLX) / Class R6 (NWZMX) Institutional Service Class (NWZNX) / Eagle Class (NWADX)
Nationwide Mellon Disciplined Value Fund
Class A (NWALX) / Class K (NWAMX) / Class R6 (NWANX) Institutional Service Class (NWAOX) / Eagle Class (NWAPX)
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Class A (NMFAX) / Class C (GCGRX) / Class R (GGFRX) Class R6 (MUIGX) / Institutional Service Class (NGISX) Eagle Class (NWAEX)
Nationwide Small Company Growth Fund
Class A (NWSAX) / Institutional Service Class (NWSIX)
Nationwide U.S. Small Cap Value Fund
Class A (NWUAX) / Class C (NWUCX) / Class R6 (NWUIX) Institutional Service Class (NWUSX)
Nationwide WCM Focused Small Cap Fund
Class A (NWGPX) / Class C (NWGQX) / Class R6 (NWKEX) Institutional Service Class (NWGSX)
Nationwide Ziegler Equity Income Fund
Class A (NWGYX) / Class C (NWGZX) / Class R6 (NWJAX) Institutional Service Class (NWJBX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
62	How the Funds Invest
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
80	Risks of Investing in the Funds
88	Fund Management
94	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
108	Distributions and Taxes
111	Additional Information
112	Financial Highlights
127	Appendix A
Intermediary Sales Charge Discounts and Waivers

Fund Summary: Nationwide Bailard Cognitive Value Fund
Objective
The Nationwide Bailard Cognitive Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares	Class M Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.48%	0.43%	0.36%	0.53%	0.36%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.50%	2.20%	1.13%	1.30%	1.13%
Fee Waiver/Expense Reimbursement(1)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.46%	2.16%	1.09%	1.26%	1.09%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 1.07% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,018	$1,343	$2,259
Class C Shares	319	684	1,176	2,531
Class R6 Shares	111	355	618	1,371
Institutional Service Class Shares	128	408	709	1,564
Class M Shares	111	355	618	1,371

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$219	$684	$1,176	$2,531
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255.32% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.
As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies.
The Fund may also engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Micro-cap risk– investing in micro-cap companies involves greater risk than investing in small-, medium- or large- capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Behavioral Finance techniques risk – the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Cognitive Value Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.72%	–	4th qtr. of 2011
Lowest Quarter:	-21.21%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	13.86%	3.37%	9.14%
Class A Shares – After Taxes on Distributions	13.72%	2.14%	7.23%
Class A Shares – After Taxes on Distributions and Sales of Shares	8.30%	2.50%	6.86%
Class C Shares – Before Taxes	18.91%	3.83%	9.02%
Class M Shares – Before Taxes	21.18%	4.96%	10.17%
Class R6 Shares – Before Taxes	21.30%	4.97%	10.14%
Institutional Service Class Shares – Before Taxes	21.03%	4.85%	10.07%
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.39%	6.99%	10.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Thomas J. Mudge III, CFA	Senior Vice President and Director, Equity Research	Since 2006
Blaine Townsend, CIMC, CIMA	Senior Vice President and Director, Sustainable, Responsible and Impact Investing Group	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Bailard Technology & Science Fund
Objective
The Nationwide Bailard Technology & Science Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares	Class M Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.27%	0.28%	0.21%	0.33%	0.21%
Total Annual Fund Operating Expenses	1.27%	2.03%	0.96%	1.08%	0.96%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021
Class C Shares	306	637	1,093	2,358
Class R6 Shares	98	306	531	1,178
Institutional Service Class Shares	110	343	595	1,317
Class M Shares	98	306	531	1,178
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$206	$637	$1,093	$2,358
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.24% of the average value of its portfolio.

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in established companies in the technology and science sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, biotechnology and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets.
Using a combination of qualitative and quantitative techniques, the Fund’s subadviser seeks to identify those securities it believes offer superior sales and earnings growth prospects at a reasonable valuation. The subadviser seeks to add value to the Fund’s portfolio through stock selection. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio.
The Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months and that the subadviser finds attractive. The subadviser seeks investment opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Because the Fund’s investment universe consists of securities in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, biotechnology and interactive media sectors, the Fund has a heavy weighting in these sectors.
The Fund’s investments in technology and science related sectors expose the Fund to risks associated with economic conditions in the technology and science markets to a greater extent than funds that do not invest heavily in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.
Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
New public company risk– the risks associated with investing in new public companies include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Enhanced Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	21.84%	–	1st qtr. of 2012
Lowest Quarter:	-18.94%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	30.44%	15.19%	14.69%
Class A Shares – After Taxes on Distributions	28.18%	12.57%	13.13%
Class A Shares – After Taxes on Distributions and Sales of Shares	19.60%	11.61%	12.00%
Class C Shares – Before Taxes	36.37%	15.70%	14.55%
Class M Shares – Before Taxes	38.90%	16.96%	15.75%
Class R6 Shares – Before Taxes	38.82%	16.96%	15.75%
Institutional Service Class Shares – Before Taxes	38.71%	16.83%	15.66%
S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.)	42.68%	20.34%	17.55%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Sonya Thadhani Mughal, CFA	Chief Operating Officer/Chief Risk Officer	Since 2006
Warren M. Johnson	Vice President, Healthcare Investments	Since 2008
David H. Smith, CFA	Senior Vice President, Domestic Equities	Since 2012
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Diamond Hill Large Cap Concentrated Fund
Objective
The Nationwide Diamond Hill Large Cap Concentrated Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.04%	1.01%	0.93%	1.10%
Total Annual Fund Operating Expenses	1.89%	2.61%	1.53%	1.70%
Fee Waiver/Expense Reimbursement(1)	(0.71)%	(0.71)%	(0.71)%	(0.71)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.18%	1.90%	0.82%	0.99%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.82% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$688	$1,070	$1,475	$2,605
Class C Shares	293	744	1,322	2,892
Class R6 Shares	84	414	767	1,763
Institutional Service Class Shares	101	466	856	1,949

Fund Summary: Nationwide Diamond Hill Large Cap Concentrated Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$193	$744	$1,322	$2,892
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.93% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of large-cap U.S. companies, utilizing a value style of investing. In other words, the Fund seeks companies that may be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The Fund currently considers large-cap companies as those with market capitalizations similar to those of companies included in the Russell 1000® Index. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund may also invest in stocks of foreign companies.
The subadviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the subadviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The subadviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the subadviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity.
In constructing a portfolio of securities, the subadviser is not constrained by the sector or industry weights in the Fund’s benchmark. The subadviser relies on individual stock selection and discipline in the investment process to add value and assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The Fund is classified as a “non-diversified fund”
under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or if it identifies a stock that it believes offers a better investment opportunity.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Nondiversified fund risk– because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary: Nationwide Diamond Hill Large Cap Concentrated Fund (cont.)
Performance
The Fund has adopted the historical performance of the HighMark Large Cap Core Equity Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
The Fund’s performance prior to November 13, 2017, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown may have been different.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	15.01%	–	1st qtr. of 2012
Lowest Quarter:	-14.06%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	22.63%	8.17%	11.35%
Class A Shares – After Taxes on Distributions	22.37%	3.03%	8.50%
Class A Shares – After Taxes on Distributions and Sales of Shares	13.56%	4.95%	8.57%
Class C Shares – Before Taxes	28.23%	8.72%	11.27%
Class R6 Shares – Before Taxes	30.80%	9.88%	12.37%
Institutional Service Class Shares – Before Taxes	30.54%	9.72%	12.27%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	26.54%	8.29%	11.80%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Diamond Hill Capital Management, Inc.

Fund Summary: Nationwide Diamond Hill Large Cap Concentrated Fund (cont.)
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Charles Bath, CFA	Managing Director – Investments and Portfolio Manager	Since 2017
Austin Hawley, CFA	Chief Investment Officer and Portfolio Manager	Since 2017
Micah Martin, CFA	Assistant Portfolio Manager	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Fund
Objective
The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Class R6 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.17%	0.21%	0.36%	0.19%	0.11%
Total Annual Fund Operating Expenses	0.95%	1.74%	1.39%	0.72%	0.64%
Fee Waiver/Expense Reimbursement(1)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.91%	1.70%	1.35%	0.68%	0.60%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until February 28, 2021. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$857	$1,067	$1,671
Class C Shares	273	544	940	2,048
Class R Shares	137	436	757	1,665
Institutional Service Class Shares	69	226	397	891
Class R6 Shares	61	201	353	795
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$173	$544	$940	$2,048

Fund Summary: Nationwide Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations of more than $5 billion. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
In managing the Fund, the subadviser allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Fund typically seeks to maintain representation in each major industry represented by broad-based, large-cap U.S. equity indices.
The subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for total return, based on fundamental research and analysis. Fundamental analysis of a company typically involves the assessment of a variety of factors, and may include the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and environmental, social and/or governance (ESG) factors. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, sectors, industries and styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser may sell a security when it believes that a significant change in the company’s business fundamentals exists, it has become overvalued in terms of earnings, assets or growth prospects, or in order to take advantage of more attractive alternatives.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not

Fund Summary: Nationwide Fund (cont.)
insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	14.37%	–	1st qtr. of 2019
Lowest Quarter:	-15.89%	–	3rd qtr. of 2011
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Class R6 shares is April 10, 2018. Pre-inception historical performance for Class R6 shares is based on the previous performance of Institutional Service Class shares. Performance for Class R6 shares has been adjusted to reflect the difference in sales charges (see below) but not differing expenses.
Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of
August 1, 2012, at which time the former Class D shares were re-designated as Institutional Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	23.06%	9.12%	11.24%
Class C Shares – Before Taxes	28.60%	9.59%	11.07%
Class R Shares – Before Taxes	30.00%	9.95%	11.47%
Class R6 Shares – Before Taxes	31.05%	10.74%	12.19%
Institutional Service Class Shares – Before Taxes	30.95%	10.70%	11.65%
Institutional Service Class Shares – After Taxes on Distributions	30.01%	8.26%	10.30%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	18.94%	7.86%	9.34%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	13.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Wellington Management Company LLP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathan G. White, CFA	Managing Director and Director, Research Portfolios	Since 2017
Mary L. Pryshlak, CFA	Senior Managing Director and Director of Global Industry Research	Since 2018
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50

Fund Summary: Nationwide Fund (cont.)
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund
Objective
The Nationwide Geneva Mid Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.22%	0.21%	0.11%	0.21%
Total Annual Fund Operating Expenses	1.18%	1.92%	0.82%	0.92%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$688	$928	$1,187	$1,924
Class C Shares	295	603	1,037	2,243
Class R6 Shares	84	262	455	1,014
Institutional Service Class Shares	94	293	509	1,131
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$195	$603	$1,037	$2,243
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.70% of the average value of its portfolio.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap® Growth Index at time of purchase (“mid-cap growth companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell Midcap® Growth Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Mid-cap risk– medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Geneva Mid Cap Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	16.15%	–	1st qtr. of 2019
Lowest Quarter:	-15.76%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	22.56%	9.06%	11.87%
Class A Shares – After Taxes on Distributions	17.91%	5.21%	9.31%
Class A Shares – After Taxes on Distributions and Sales of Shares	16.64%	6.52%	9.38%
Class C Shares – Before Taxes	28.07%	9.56%	11.75%
Class R6 Shares – Before Taxes	30.55%	10.77%	12.88%
Institutional Service Class Shares – Before Taxes	30.40%	10.62%	12.79%
Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	35.47%	11.60%	14.24%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Geneva Capital Management LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
William A. Priebe, CFA	Portfolio Manager	Since 1999
William S. Priebe	Portfolio Manager	Since 2006
José Muñoz, CFA	Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Geneva Small Cap Growth Fund
Objective
The Nationwide Geneva Small Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.20%	0.17%	0.08%	0.21%
Total Annual Fund Operating Expenses	1.23%	1.95%	0.86%	0.99%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$943	$1,212	$1,978
Class C Shares	298	612	1,052	2,275
Class R6 Shares	88	274	477	1,061
Institutional Service Class Shares	101	315	547	1,213
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$198	$612	$1,052	$2,275
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.37% of the average value of its portfolio.

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000® Index at time of purchase (“small-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell 2000® Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Geneva Small Cap Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.81%	–	4th qtr. of 2010
Lowest Quarter:	-20.27%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	20.66%	12.01%	14.37%
Class A Shares – After Taxes on Distributions	20.05%	11.07%	13.42%
Class A Shares – After Taxes on Distributions and Sales of Shares	12.67%	9.41%	11.87%
Class C Shares – Before Taxes	26.11%	12.52%	14.26%
Class R6 Shares – Before Taxes	28.50%	13.77%	15.40%
Institutional Service Class Shares – Before Taxes	28.32%	13.64%	15.32%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)	28.48%	9.34%	13.01%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Geneva Capital Management LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
William A. Priebe, CFA	Portfolio Manager	Since 2009
William S. Priebe	Portfolio Manager	Since 2009
José Muñoz, CFA	Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Long/Short Equity Fund
Objective
The Nationwide Long/Short Equity Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses
Dividend and Interest on Short Sales	1.19%	1.19%	1.19%
All Remaining Other Expenses	1.20%	0.95%	1.05%
Total Other Expenses	2.39%	2.14%	2.24%
Total Annual Fund Operating Expenses	3.99%	3.49%	3.59%
Fee Waiver/Expense Reimbursement(1)	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.43%	2.93%	3.03%
(1) Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 1.74% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$901	$1,672	$2,460	$4,499
Class R6 Shares	296	1,019	1,765	3,728
Institutional Service Class Shares	306	1,048	1,812	3,817

Fund Summary: Nationwide Long/Short Equity Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.58% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing equity securities believed by the Fund’s subadviser to be undervalued and selling short equity securities believed by the subadviser to be overvalued. A short sale is the sale by the Fund of a security which it does not own but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. These securities are primarily traded on U.S. securities exchanges. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and include certain countries located in Latin America, Asia, Africa, the Middle East and Eastern Europe. For purposes of this 20% limitation, “total assets” includes the proceeds of securities sold short. Additionally, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by law, primarily in connection with the Fund’s short portfolio, as further described below.
The Fund’s long portfolio’s (i.e., those securities that the Fund owns outright) core strategy is to invest in a combination of large-cap stocks of companies that the subadviser believes are financially sound and which have high dividend yields (i.e., value stocks), and large-cap stocks of companies that the subadviser believes have higher than average growth earnings (i.e., growth stocks). The Fund’s overall strategy seeks to deliver competitive risk-adjusted returns, or “alpha,” a risk adjusted measure of an investment’s performance. The aggregate value of the Fund’s long portfolio will generally exceed the aggregate value of the Fund’s short portfolio; however, the Fund seeks to maintain at least some short exposure at all times. The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100% (i.e., more than 50% of the Fund’s net assets).
The Fund’s use of short sales will create investment leverage in the Fund’s portfolio. It is possible that the Fund will lose money both on its long investments and its short investments at the same time. To the extent the Fund uses the proceeds from short sales to purchase securities for the long portfolio, the degree of leverage may be magnified.
In seeking growth stocks for the Fund’s long portfolio, the subadviser employs a “bottom-up” investment process that focuses on superior stock selection, investing in stocks based on their individual attributes, regardless of broader national or economic factors. The subadviser then utilizes a three-component process that includes “top-down” macroeconomic analysis, fundamental research and technical analysis. “Top-down” analysis involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends. With respect to value stocks, the subadviser seeks financially stable, high dividend-yielding companies, and screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield, subject to diversification among industry sectors as appropriate to manage risk. The subadviser may sell a position when it no longer qualifies for purchase under its buy discipline.
The Fund’s short positions (i.e., those securities that the Fund has sold short) generally range between 1% and 50% of the value of the Fund’s net assets. The subadviser’s short investment approach involves a disciplined, methodical search for overvalued companies. The subadviser generally applies a proprietary screening process which includes criteria such as deteriorating working capital, decelerating sales growth, negative sales surprises, and negative earnings and sales estimate revisions by Wall Street analysts. Once the subadviser has established companies which meet its initial criteria, the subadviser next scrutinizes the quality of earnings, issuer proxy statements (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in amortization or depreciation schedules and off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses and tax rates). Additionally, the subadviser considers the time horizon likely to be required for positions to become profitable. Accordingly, the subadviser seeks to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price. By emphasizing catalysts, the subadviser seeks to

Fund Summary: Nationwide Long/Short Equity Fund (cont.)
avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks. The subadviser seeks to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position. In addition to selling individual securities short based on whether the subadviser believes them to be overvalued, the subadviser may also sell shares of ETFs short in response to broader stock market movements.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk– the prices of stocks are subject to considerable fluctuation. Price changes may occur in the relevant markets as a whole, or they may occur only to the stocks of a particular company, industry or sector of the relevant market. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of growth or price declines.
Short sales risk– the Fund will incur a loss from a short sale if the value of the security sold short increases after the Fund has entered into the short position. Short sales generally involve a form of leverage, which can exaggerate the Fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short sale will be offset in whole or in part by the transaction costs associated with the short sale.
Leverage risk– leverage is investment exposure that exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.
Long/short strategy risk– in situations where the Fund takes a long position (i.e., owns a stock outright), the Fund will lose money if the price of the stock declines. In situations where the Fund sells equity securities short, the Fund will lose money if the price of the stock increases. It is possible that the Fund’s long positions (purchases) will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Exchange-traded funds risk– when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging

Fund Summary: Nationwide Long/Short Equity Fund (cont.)
securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the Logan Capital Long/Short Fund, a former series of Advisors Series Trust (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on December 11, 2017. The returns presented for periods prior to December 11, 2017 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	9.58%	–	4th qtr. of 2013
Lowest Quarter:	-11.26%	–	4th qtr. of 2018
After tax returns are shown for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Institutional Service Class and Class R6 shares is based on the previous performance of Investor Class and Institutional Class shares, respectively, of the Predecessor Fund. The inception date for Class A shares is December 8, 2017. Therefore, pre-inception historical performance is based on the previous performance of Investor Class shares of the Predecessor Fund. Performance for Class A shares has been adjusted to reflect differences in sales charges, as well as to reflect the higher expenses of Class A shares than those of the Predecessor Fund’s Investor Class shares.

Fund Summary: Nationwide Long/Short Equity Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	Since Inception (8/28/2015)**	Since Inception (9/28/2012)*
Class A Shares – Before Taxes	10.34%	3.98%	N/A	5.23%
Institutional Service Class Shares – Before Taxes	17.23%	5.44%	N/A	6.30%
Institutional Service Class Shares – After Taxes on Distributions	16.88%	5.07%	N/A	6.00%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	10.45%	4.15%	N/A	4.91%
Class R6 Shares – Before Taxes	17.29%	N/A	6.31%	N/A
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	14.10%	14.00%
* Inception date of the Predecessor Fund’s Investor Class.
** Inception date of the Predecessor Fund’s Institutional Class.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Logan Capital Management, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Al Besse	President, Principal and Portfolio Manager	Since 2017
Stephen S. Lee	Principal and Portfolio Manager	Since 2017
Dana H. Stewardson	Principal and Portfolio Manager	Since 2017
Richard E. Buchwald, CFA	Managing Director and Portfolio Manager	Since 2017
William Fitzpatrick, CFA	Managing Director and Portfolio Manager	Since 2019
David F. Schroll	Portfolio Manager	Since 2017
Guy Judkowski	Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Institutional Service Class: $50,000 Class R6: $1,000,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Institutional Service Class, Class R6: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Fund Summary: Nationwide Long/Short Equity Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Loomis All Cap Growth Fund
Objective
The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Eagle Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.31%	0.10%	0.20%	0.35%
Total Annual Fund Operating Expenses	1.36%	0.90%	1.00%	1.15%
Fee Waiver/Expense Reimbursement(1)	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.31%	0.85%	0.95%	1.10%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.85% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$976	$1,272	$2,112
Class R6 Shares	87	282	494	1,103
Eagle Class Shares	97	313	548	1,220
Institutional Service Class Shares	112	360	628	1,393

Fund Summary: Nationwide Loomis All Cap Growth Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.51% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests in equity securities, primarily common stocks, issued by companies of any size. The Fund normally invests across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the subadviser’s estimate of intrinsic value. The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate.
The Fund is not required to maintain any specified percentage of its assets in securities of a particular capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Limited portfolio holdings risk– because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary: Nationwide Loomis All Cap Growth Fund (cont.)
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	16.19%	–	1st qtr. of 2019
Lowest Quarter:	-12.70%	–	4th qtr. of 2018
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Eagle Class shares is June 19, 2018. Pre-inception historical performance for Eagle Class shares is based on the previous performance of Institutional Service Class shares. Performance for Eagle Class shares has not been adjusted to reflect that share class’s lower expenses than those of Institutional Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (May 31, 2017)
Class A Shares – Before Taxes	22.49%	12.07%
Class R6 Shares – Before Taxes	30.66%	15.17%
Class R6 Shares – After Taxes on Distributions	30.22%	13.85%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	18.45%	11.40%
Institutional Service Class Shares – Before Taxes	30.51%	15.01%
Eagle Class Shares – Before Taxes	30.64%	15.04%
Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)	35.85%	17.41%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
Aziz V. Hamzaogullari, CFA	Chief Investment Officer of the Growth Equity Strategies Team and Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R6: $1,000,000
Institutional Service Class and Eagle Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class and Eagle Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Loomis All Cap Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Mellon Disciplined Value Fund
Objective
The Nationwide Mellon Disciplined Value Fund seeks total return, consisting of capital appreciation and/or income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class K Shares	Class R6 Shares	Institutional Service Class Shares	Eagle Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.10%	None	None	None
Other Expenses(1)	0.32%	0.07%	0.07%	0.32%	0.17%
Total Annual Fund Operating Expenses	1.17%	0.77%	0.67%	0.92%	0.77%
Fee Waiver/Expense Reimbursement(2)	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.16%	0.76%	0.66%	0.91%	0.76%
(1)	“Other Expenses” is based on estimated amounts for the current fiscal year.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.66% until at least February 28, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$923	$1,180	$1,912
Class K Shares	78	244	426	952
Class R6 Shares	67	212	371	833
Institutional Service Class Shares	93	291	507	1,129
Eagle Class Shares	78	244	426	952

Fund Summary: Nationwide Mellon Disciplined Value Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the Predecessor Fund (as defined below) (October 31, 2019), the portfolio turnover rate was 52.79% of the average value of its portfolio. See the section entitled “Performance” for more information about the Predecessor Fund.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stocks. Equity securities also may include preferred stocks and convertible securities. The Fund also may invest up to 30% of its net assets in securities of foreign companies, which are companies organized under the laws of countries other than the United States. Although the Fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.
The Fund’s subadviser employs a value style of investing, focusing on dividend-paying stocks and other investments and investment techniques that provide income. In addition, the Fund may write (sell) covered call options, which are derivatives, to enhance returns and/or to limit volatility. The subadviser identifies potential investments through extensive quantitative and fundamental analysis, using a bottom-up approach that emphasizes three key factors:
•Value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market;
•Sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and
•Positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.
The subadviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000® Value Index, although the Fund may emphasize one or more particular sectors at times. The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Dividend-paying stock risk– there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those

Fund Summary: Nationwide Mellon Disciplined Value Fund (cont.)
with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options may be illiquid, making it difficult to close out an unfavorable position.
    Options– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. The ability to close out positions in exchange-traded options depends on the existence of a liquid market. Options that expire unexercised have no value.
Quantitative analysis strategy risk– the success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
New fund risk– the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the BNY Mellon Disciplined Stock Fund, a former series of BNY Mellon Investment Funds IV, Inc. (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on December 16, 2019. The returns presented for periods prior to December 16, 2019 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had similar investment goals, although the Fund and the Predecessor Fund had different investment objectives. Further, while the Fund and the Predecessor Fund shared some investment strategies and policies, certain of the Fund's investment strategies and policies were different from those of the Predecessor Fund.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. The Fund has changed its broad-based securities index from the S&P 500 Index to the Russell 1000 Value Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide Mellon Disciplined Value Fund (cont.)
Annual Total Returns – Class K Shares
(Years Ended December 31,)
Highest Quarter:	15.92%	–	1st qtr. of 2012
Lowest Quarter:	-18.36%	–	3rd qtr. of 2011
After-tax returns are shown for Class K shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class K shares is based on the previous performance of the Predecessor Fund’s Shares. The inception date for Class A, Class R6, Institutional Service Class and Eagle Class shares is December 16, 2019. Therefore, pre-inception historical performance for Class A, Class R6, Institutional Service Class and Eagle Class shares is based on the previous performance of Predecessor Fund’s Shares. Performance for Class A shares has been adjusted to reflect sales charges and the higher expenses of Class A shares than those of the Predecessor Fund’s Shares. Performance for Class K, Class R6, Institutional Service Class and Eagle Class shares has not been adjusted to reflect each share class’s lower expenses than those of the Predecessor Fund’s Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	20.47%	8.94%	10.49%
Class K Shares – Before Taxes	28.32%	10.67%	11.59%
Class K Shares – After Taxes on Distributions	23.62%	7.56%	9.21%
Class K Shares – After Taxes on Distributions and Sales of Shares	16.67%	7.56%	8.86%
Class R6 Shares – Before Taxes	28.32%	10.67%	11.59%
Institutional Service Class Shares – Before Taxes	28.32%	10.67%	11.59%
Eagle Class Shares – Before Taxes	28.32%	10.67%	11.59%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	26.54%	8.29%	11.80%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	13.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Mellon Investments Corporation
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
John C. Bailer, CFA	Executive Vice President, Senior Portfolio Manager	2019
Brian C. Ferguson	Executive Vice President, Senior Portfolio Manager	2019
David S. Intoppa	Director, Senior Research Analyst	2019
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A and Class K: $2,000
Class R6: $1,000,000
Institutional Service Class and Eagle Class: $50,000
Automatic Asset Accumulation Plan (Class A and Class K): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A and Class K: $100 Class R6, Institutional Service Class and Eagle Class: no minimum Automatic Asset Accumulation Plan (Class A and Class K): $50

Fund Summary: Nationwide Mellon Disciplined Value Fund (cont.)
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Objective
The Nationwide Mellon Dynamic U.S. Core Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Eagle Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.31%	0.34%	0.51%	0.26%	0.39%	0.36%
Total Annual Fund Operating Expenses	1.01%	1.79%	1.46%	0.71%	0.84%	0.81%
Fee Waiver/Expense Reimbursement(2)	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.80%	1.58%	1.25%	0.50%	0.63%	0.60%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of August 5, 2019.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.50% until at least February 28, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee

Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (cont.)
waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$652	$858	$1,082	$1,722
Class C Shares	261	543	950	2,088
Class R Shares	127	441	777	1,728
Class R6 Shares	51	206	374	863
Institutional Service Class Shares	64	247	445	1,018
Eagle Class Shares	61	238	429	982
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$161	$543	$950	$2,088
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.49% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity and bond indexes, and options on equity index and bond futures contracts. Futures and options are derivatives and may expose the Fund to leverage.
Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500 Index. In order to achieve additional exposure to equity markets, the Fund also purchases futures contracts on the S&P 500 Index and call options on such S&P 500 Index futures contracts. Money market instruments are high-quality short-term debt securities issued by governments and corporations. Money market instruments serve primarily as cover for the Fund’s derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers.
In determining what the subadviser believes to be the optimal allocation among equity exposures, Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure by allocating assets to Treasury bond index futures and/or money market instruments. By combining equity securities, futures on stock and bond indexes, call options and money market instruments in varying amounts, the subadviser may adjust the Fund’s overall equity exposure within a range of 50%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.
The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500 Index. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Leverage risk– leverage risk is a direct risk of investing in the Fund. Leverage is investment exposure that exceeds the initial amount invested. Derivatives and other

Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (cont.)
transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options may be illiquid, making it difficult to close out an unfavorable position.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Options– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. The ability to close out positions in exchange-traded options depends on the existence of a liquid market. Options that expire unexercised have no value.
Fixed-income securities risk– investments in fixed-income securities, such as bonds or other investments with debt-like characteristics (e.g., futures contracts the value of which are derived from the performance of bond indexes), subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.
Cash position risk– the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Strategy risk– the subadviser’s strategy may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek long-term capital growth while accepting the possibility of significant short-term, or even long-term, losses.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (cont.)
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
The Fund’s performance prior to July 16, 2018, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown may have been different.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	17.35%	–	1st qtr. of 2012
Lowest Quarter:	-15.61%	–	4th qtr. of 2018
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is November 30, 2011. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares. Performance returns for Class R6 shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012. The inception date for Eagle Class shares is September 28, 2018. Pre-inception historical performance for Eagle Class shares is based on the previous performance of Institutional Service Class shares. Performance for Eagle Class shares has not been adjusted to reflect that share class’s lower expenses than those of Institutional Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	29.32%	11.67%	13.28%
Class C Shares – Before Taxes	35.03%	12.09%	13.07%
Class R Shares – Before Taxes	36.58%	12.69%	13.60%
Class R6 Shares – Before Taxes	37.56%	13.35%	13.76%
Class R6 Shares – After Taxes on Distributions	34.48%	9.68%	10.95%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	23.37%	9.59%	10.50%
Institutional Service Class Shares – Before Taxes	37.17%	13.13%	14.12%
Eagle Class Shares – Before Taxes	37.35%	13.16%	14.13%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	13.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Mellon Investments Corporation
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Since 2018
James H. Stavena	Managing Director, Senior Portfolio Manager	Since 2018
Joseph Miletich, CFA	Managing Director, Global Investment Strategist	Since 2018

Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class and Eagle Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Eagle Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Small Company Growth Fund
Objective
The Nationwide Small Company Growth Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.23%	0.35%
Total Annual Fund Operating Expenses	1.32%	1.19%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$702	$969	$1,257	$2,074
Institutional Service Class Shares	121	378	654	1,443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.37% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small companies, which are companies with total operating revenues of $250 million or less at the time of the initial investment. It is important to note that the Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the Fund’s focus is on the revenue produced by the issuer of the securities.
The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. In pursuing this approach, the subadviser seeks to build a portfolio

Fund Summary: Nationwide Small Company Growth Fund (cont.)
of exceptional small companies, purchased early in their corporate life cycle, that have the wherewithal to become exceptional large companies.
In selecting small companies with the potential to become successful large companies, the subadviser analyzes the potential for sustainable revenue growth; adequate resources to establish and defend a viable product or service market, and market share; sufficient profitability to support long-term growth; and management skills and resources necessary to plan and execute a long-term growth plan.
The subadviser generally expects to hold securities for the long term in order to realize the potential rewards for incurring the risks associated with investing early in a company’s corporate life cycle. Nevertheless, the subadviser sells securities when it believes their potential for future growth is diminished. The Fund may emphasize particular industry sectors or groupings, such as the software sector, and the percentage of the Fund’s assets invested in such sectors or groupings will vary from time to time, depending on the subadviser’s perception of investment opportunities.
The Fund is intended for aggressive investors seeking above-average gains and who are willing to accept the risks involved in investing in the securities of small companies. By itself, the Fund is not intended to serve as a complete investment program.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
     Software– The software sector can be significantly affected by intense competition, aggressive pricing, technological innovations, cyclical market patterns, evolving industry standards, product obsolescence and the ability to attract and retain skilled employees. The success of software and services companies depends substantially on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse effect on the company’s operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.
Strategy risk– the subadviser’s strategy of generally holding stocks for long time periods, combined with its emphasis at times on particular industries or sectors, may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek to maximize long-term returns while accepting the possibility of significant short-term, or even long-term, losses.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary: Nationwide Small Company Growth Fund (cont.)
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	19.26%	–	1st qtr. of 2019
Lowest Quarter:	-23.06%	–	4th qtr. of 2018
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	Since Inception (January 3, 2012)
Class A Shares – Before Taxes	21.34%	13.15%	15.74%
Institutional Service Class Shares – Before Taxes	28.93%	14.67%	16.79%
Institutional Service Class Shares – After Taxes on Distributions	26.13%	13.36%	14.70%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	19.11%	11.59%	13.25%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	28.48%	9.34%	13.27%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Brown Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Keith A. Lee	President, Chief Investment Officer & Senior Portfolio Manager	Since 2012
Kempton M. Ingersol	Managing Director & Senior Portfolio Manager	Since 2012
Damien L. Davis, CFA	Managing Director & Senior Portfolio Manager	Since 2013
Andrew J. Fones	Managing Director & Senior Portfolio Manager	Since 2014
Daman C. Blakeney	Managing Director & Senior Portfolio Manager	Since 2018
Chaitanya Yaramada, CFA	Director, Portfolio Manager & Senior Analyst	Since 2019

Fund Summary: Nationwide Small Company Growth Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide U.S. Small Cap Value Fund
Objective
The Nationwide U.S. Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.24%	0.27%	0.17%	0.42%
Total Annual Fund Operating Expenses	1.33%	2.11%	1.01%	1.26%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class C Shares	314	661	1,134	2,441
Class R6 Shares	103	322	558	1,236
Institutional Service Class Shares	128	400	692	1,523
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$214	$661	$1,134	$2,441
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.04% of the average value of its portfolio.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Principal Investment Strategies
The Fund seeks to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of small-cap companies in the United States. The subadviser uses a market capitalization-weighted approach to invest in companies that generally are smaller than the 500th largest U.S. company. While the companies in which the Fund invests may vary in capitalization sizes under $11 billion, under normal circumstances, the Fund will:
•hold at least 80% of the value of its net assets in common stocks of U.S. companies that have market capitalizations similar to those of companies included in the Russell 2000® Index (a measure of the performance of small-cap stocks) and
•maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000® Value Index (a measure of the performance of small-cap stocks that meet the criteria for value investing).
The Fund buys securities of smaller companies that the subadviser determines to be “value stocks.” Securities are considered to be value stocks primarily because a company’s shares have a low price in relation to their book value.
In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Fund’s portfolio. The subadviser may adjust the representation of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the subadviser determines to be appropriate, given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. While the Fund may sell securities that do not meet the subadviser’s value criteria, the Fund is not required to sell a security even if a decline in the issuer’s market capitalization reflects a serious financial difficulty or potential or actual insolvency.
The Fund is designed for long-term investors with a focus on investment in the range of small-cap companies, as opposed to individual stock selection.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Targeted strategy risk– a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small-capitalization market.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	16.93%	–	4th qtr. of 2011
Lowest Quarter:	-23.62%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	14.20%	3.69%	9.34%
Class A Shares – After Taxes on Distributions	12.54%	1.79%	7.79%
Class A Shares – After Taxes on Distributions and Sales of Shares	9.59%	2.63%	7.46%
Class C Shares – Before Taxes	19.26%	4.13%	9.20%
Class R6 Shares – Before Taxes	21.63%	5.29%	10.36%
Institutional Service Class Shares – Before Taxes	21.26%	5.03%	10.09%
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.)	22.39%	6.99%	10.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Dimensional Fund Advisors LP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jed S. Fogdall	Head of Global Portfolio Management and Vice President	Since 2012
Joel P. Schneider	Deputy Head of Portfolio Management, North America and Vice President	Since 2015
Marc C. Leblond	Senior Portfolio Manager and Vice President	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide WCM Focused Small Cap Fund
Objective
The Nationwide WCM Focused Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.50%	0.51%	0.41%	0.52%
Total Annual Fund Operating Expenses	1.50%	2.26%	1.16%	1.27%
Fee Waiver/Expense Reimbursement(2)	(0.36)%	(0.36)%	(0.36)%	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.14%	1.90%	0.80%	0.91%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of November 7, 2019.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.80% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$989	$1,314	$2,234
Class C Shares	293	672	1,177	2,567
Class R6 Shares	82	333	604	1,377
Institutional Service Class Shares	93	367	662	1,502

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$193	$672	$1,177	$2,567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000® Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its net assets in foreign securities.
The subadviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The subadviser selects securities using a process that seeks to identify companies that have all three of the following attributes: durable competitive advantages, stakeholder-friendly management, and trade at a discount to intrinsic value. The portfolio is constructed using the subadviser’s best ideas that are generated through multiple sources, including management discussions, industry knowledge, prior research and various ad-hoc screens. The subadviser’s goal is to uncover companies with sustained high return on invested capital, consistent growth in free cash flow and stable to growing market share. The subadviser assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The subadviser is not constrained by the sector weights in the benchmark.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if relative fundamentals deteriorate; or if alternative investments become sufficiently more attractive.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Limited portfolio holdings risk– because the Fund may hold large positions in a smaller number of securities an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Small Cap Core Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets,

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.40%	–	4th qtr. of 2010
Lowest Quarter:	-23.96%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	21.18%	7.99%	13.04%
Class A Shares – After Taxes on Distributions	19.91%	3.70%	10.77%
Class A Shares – After Taxes on Distributions and Sales of Shares	13.43%	4.57%	9.97%
Class C Shares – Before Taxes	26.55%	8.45%	12.90%
Class R6 Shares – Before Taxes	28.99%	9.66%	14.06%
Institutional Service Class Shares – Before Taxes	28.86%	9.56%	14.00%
Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	25.52%	8.23%	11.83%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
WCM Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathon Detter, CFA	Portfolio Manager & Business Analyst	Since 2017
Anthony B. Glickhouse, CFA	Portfolio Manager & Business Analyst	Since 2017
Patrick McGee, CFA	Portfolio Manager & Business Analyst	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Ziegler Equity Income Fund
Objective
The Nationwide Ziegler Equity Income Fund seeks total return from income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 94 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.27%	0.30%	0.21%	0.31%
Total Annual Fund Operating Expenses	1.05%	1.83%	0.74%	0.84%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class C Shares	286	576	990	2,148
Class R6 Shares	76	237	411	918
Institutional Service Class Shares	86	268	466	1,037
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$186	$576	$990	$2,148
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.15% of the average value of its portfolio.

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
Principal Investment Strategies
The Fund invests, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.
The subadviser uses a stock selection process that begins by identifying U.S. dividend paying common and/or preferred stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000® Value Index (the “investable universe”). The subadviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The subadviser ranks each stock within each of the GICS industry sectors by its dividend yield—highest dividend yield to the lowest dividend yield. The subadviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund concentrates at least 25% of its assets in equity securities of companies which operate in the financial services group of industries.
Under normal market conditions, the Fund may invest up to 20% of its net assets in foreign securities and bonds.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Dividend-paying stock risk– there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Concentration risk– the risk associated with exposure to any one industry or sector. Because the Fund invests in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services-based companies, the Fund focuses its investments (i.e., invests more than 25% of its total assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:
•Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.
•Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.
•Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
•Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.
Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Equity Income Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	13.66%	–	4th qtr. of 2011
Lowest Quarter:	-12.20%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	18.29%	7.52%	11.20%
Class A Shares – After Taxes on Distributions	14.61%	4.88%	9.58%
Class A Shares – After Taxes on Distributions and Sales of Shares	12.96%	5.44%	8.99%
Class C Shares – Before Taxes	23.69%	7.99%	11.07%
Class R6 Shares – Before Taxes	25.61%	9.10%	12.18%
Institutional Service Class Shares – Before Taxes	25.91%	9.03%	12.12%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	26.54%	8.29%	11.80%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Ziegler Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
Donald J. Nesbitt, CFA	Chief Investment Officer and Senior Portfolio Manager	Since 2005
Gary Hurlbut, CFA	Senior Portfolio Manager	Since 2018
Christian J. Greiner, CFA	Senior Portfolio Manager	Since 2019
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How the Funds Invest: Nationwide Bailard Cognitive Value Fund
Objective
The Nationwide Bailard Cognitive Value Fund seeks long-term capital appreciation. This objective may be changed by the Nationwide Mutual Funds’ (the “Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative analysis to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.
As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. Stocks are sold when their ranking scores, determined using the subadviser’s model, deteriorate below available alternatives, or when the subadviser determines that shifts to the competitive universe or Russell 2000 Value benchmark are significant enough to require economic subsector adjustments to the portfolio for risk control purposes.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies. The
Fund also may engage in active and frequent trading of portfolio securities.
Key Terms:
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Micro-cap companies – companies whose capitalization is $300 million or less.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Small-cap value companies – companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000® Value Index. As of December 31, 2019, the market capitalization for companies included in the Russell 2000® Value Index ranged from approximately $24.5 million to $6.76 billion.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to BEHAVIORAL FINANCE TECHNIQUES RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, MICRO-CAP RISK, PORTFOLIO TURNOVER RISK, SMALLER COMPANY RISK and VALUE STYLE RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Bailard Technology & Science Fund
Objective
The Nationwide Bailard Technology & Science Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in established companies in the technology and science sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, biotechnology and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging market countries.
Using a combination of qualitative and quantitative analysis, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects at a reasonable valuation. The subadviser seeks to add value to the Fund’s portfolio through stock selection. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio. The subadviser will sell securities if it determines that the company’s prospects change or fundamentals no longer appear relatively attractive.
The Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months and that the subadviser finds attractive. The subadviser seeks investment opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.
Key Terms:
Emerging market countries – typically are developing and low- or middle-income countries such as those as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, INITIAL PUBLIC OFFERING RISK, MARKET AND SELECTION RISKS, NEW PUBLIC COMPANY RISK and SECTOR RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Diamond Hill Large Cap Concentrated Fund
Objective
The Nationwide Diamond Hill Large Cap Concentrated Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in common stocks of large-cap U.S. companies, utilizing a value style of investing. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund also may invest in foreign securities.
The subadviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the subadviser concentrates on the fundamental economic drivers of the business. The subadviser uses a bottom-up approach, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The subadviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the subadviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity.
In constructing a portfolio of securities, the subadviser is not constrained by the sector or industry weights in the Fund’s benchmark. The subadviser relies on individual stock selection and discipline in the investment process to add value and assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or if it identifies a stock that it believes offers a better investment opportunity.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $823.7 million to $1.3 trillion as of December 31, 2019.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, NONDIVERSIFIED FUND RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Fund
Objective
The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-cap companies. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
In managing the Fund, the subadviser allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Fund typically seeks to maintain representation in each major industry represented by broad-based, large-cap U.S. equity indices.
The subadviser employs a bottom-up approach to selecting securities, emphasizing those that it believes to represent above-average potential for total return, based on fundamental research and analysis. Fundamental analysis of a company typically involves the assessment of a variety of factors, and may include the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and environmental, social and/or governance (ESG) factors. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, sectors, industries and styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser may sell a security when it believes that a significant change in the company’s business fundamentals exists, it has become overvalued in terms of earnings, assets or growth prospects or in order to take advantage of more attractive alternatives.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $823.7 million to $1.3 trillion as of December 31, 2019.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Geneva Mid Cap Growth Fund
Objective
The Nationwide Geneva Mid Cap Growth Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalization is generally within the range of the companies represented in the Russell Midcap® Growth Index (the “Index”) at time of purchase (“U.S. mid-cap growth companies”), although the Fund may invest in companies outside this range. This capitalization range varies with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an index may be significantly different than it was prior to the reconstitution. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. mid-cap growth companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). A complete position will be sold from the portfolio when the subadviser believes there is a major negative change in the long-term outlook for the company or industry. The subadviser also may reduce a position when an individual stock holding represents more than 5% of the portfolio; a particular industry represents more than 15% of the portfolio; or the subadviser believes the stock has become overvalued based on the subadviser’s proprietary valuation model and technical analysis.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
U.S. mid-cap growth companies – have market capitalizations similar to those of companies included in the Russell Midcap® Growth Index and which list their stock on a U.S. national securities exchange. As of December 31, 2019, the market capitalization for companies included in the Russell Midcap® Growth Index ranged from approximately $1.2 billion to $78.7 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and MID-CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Geneva Small Cap Growth Fund
Objective
The Nationwide Geneva Small Cap Growth Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000® Index (the “Index”) at time of purchase (“small-cap companies”), although the Fund may invest in companies outside this range. This capitalization range varies with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an index may be significantly different than it was prior to the reconstitution. Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). A complete position will be sold from the portfolio when the subadviser believes there is a major negative change in the long-term outlook for the company or industry. A position will be reduced when an individual stock holding represents more than 5% of the portfolio; a particular industry represents more than 15% of the portfolio; or the subadviser believes the stock has become overvalued based on the subadviser’s proprietary valuation model and technical analysis.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company included in the Russell 2000® Index was $8.3 billion.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Long/Short Equity Fund
Objective
The Nationwide Long/Short Equity Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing equity securities believed by the subadviser to be undervalued and selling short equity securities believed by the subadviser to be overvalued. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities in which the Fund invests primarily include common stocks and are traded primarily on U.S. securities exchanges. The Fund nevertheless may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging market countries. For purposes of this 20% limitation, “total assets” includes the proceeds of securities sold short.
Additionally, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by law, primarily in connection with the Fund’s short portfolio, as further described below.
The Fund’s long portfolio’s (i.e., those securities that the Fund owns outright) core strategy is to invest in a combination of stocks of large-cap companies that the subadviser believes are financially sound and which have high dividend yields (i.e., value stocks), and large-cap stocks of companies that the subadviser believes have higher than average growth earnings (i.e., growth stocks). The Fund’s overall strategy seeks to deliver competitive risk-adjusted returns, or alpha, without unnecessary risk. The aggregate value of the Fund’s long portfolio will generally exceed the aggregate value of the Fund’s short portfolio; however, the Fund seeks to maintain at least some short exposure at all times. The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 50% and 100% (i.e., more than 50% of the Fund’s net assets).
The Fund’s use of short sales will create investment leverage in the Fund’s portfolio. It is possible that the Fund will lose money both on its long investments and its short investments at the same time. To the extent the Fund uses the proceeds from short sales to purchase securities for the long portfolio, the degree of leverage may be magnified.
In seeking growth stocks for the Fund’s long portfolio, the subadviser employs a bottom-up investment process that focuses on superior stock selection. The subadviser utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process:
•Macroeconomic analysis – to aid in security selection, the subadviser begins by analyzing macroeconomic factors including, but not limited to, trends in real GDP growth, short- and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.
•Fundamental analysis – investment ideas are generated utilizing the subadviser’s proprietary ranking and screening tool which assigns a score, based on a number of quantitative factors, to a broad universe of stocks. Factors considered include, but are not limited to, expected long-term future earnings growth rates, return on equity and price/earnings-to-growth rate ratios. Stocks with favorable quantitative scores are further analyzed using qualitative fundamental factors such as market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.
•Technical analysis – an evaluation that examines a stock’s pricing behavior and charts of price movement patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.
With respect to value stocks, the subadviser seeks financially stable, high-dividend-yielding companies, and screens from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield, subject to diversification among industry sectors as appropriate to manage risk. The subadviser may sell a position when it no longer qualifies for purchase under its buy discipline.
The Fund’s short positions (i.e., those securities that the Fund has sold short) generally range between 1% and 50% of the value of the Fund’s net assets. The subadviser’s short investment approach involves a disciplined, methodical search for overvalued companies. The subadviser generally applies a proprietary screening process which includes criteria such as deteriorating working capital, decelerating sales growth, negative sales surprises, and negative earnings and sales estimate revisions by Wall Street analysts. Once the subadviser has established companies which meet its initial criteria, the subadviser next scrutinizes the quality of earnings, issuer proxy statements (background of directors and management, director or accountant resignations, litigation and related transactions), the balance sheet and footnotes (accounts receivable, inventories, other current assets, reserve levels, changes in

How the Funds Invest: Nationwide Long/Short Equity Fund (cont.)
amortization or depreciation schedules and off-balance sheet liabilities), and the income and cash-flow statements (margin trends, one-time gains or losses and tax rates). Additionally, the subadviser considers the time horizon likely to be required for positions to become profitable. Accordingly, the subadviser seeks to identify so-called “catalysts”, i.e., particular anticipated events or circumstances that are likely to accelerate the time frame in which the key flaw in the issuer will be reflected in its stock price. By emphasizing catalysts, the subadviser seeks to avoid potential short situations that would require extensive holding periods and their attendant increased costs and risks. The subadviser seeks to reduce, cover or close positions if the analytical basis for the original investment decision has become questionable or if there are other developments that create a lack of continuing analytic confidence in the position. In addition to selling individual securities short based on whether the subadviser believes them to be overvalued, the subadviser may also sell shares of ETFs short in response to broader stock market movements.
Key Terms:
Alpha – a measure of performance on a risk-adjusted basis. It gauges the performance of a portfolio as compared to a market index used as a benchmark.
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Common stock – securities representing shares of ownership of a corporation.
Dividend yield – a ratio that indicates how much a company pays out in dividends each year relative to its stock price.
Emerging market countries – typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $823.7 million to $1.3 trillion as of December 31, 2019.
Selling short – selling a security that the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.
Technical analysis – a tool used to evaluate securities and attempt to forecast their future price movement by analyzing statistics gathered from trading activity, such as price movement and volume. Unlike fundamental research, which attempts to evaluate a security’s intrinsic value, technical analysis focuses on charts of price movement and various analytical tools to evaluate a stock’s strength or weakness and forecast future price changes.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, EXCHANGE-TRADED FUNDS RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LEVERAGE RISK, LONG/SHORT STRATEGY RISK, MARKET AND SELECTION RISKS, SHORT SALES RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Loomis All Cap Growth Fund
Objective
The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests in equity securities, primarily common stocks, issued by companies of any size, including large-cap, mid-cap and small-cap companies. The Fund normally invests across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the subadviser’s estimate of intrinsic value. The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate.
The Fund is not required to maintain any specified percentage of its assets in securities of a particular market capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
Key Terms:
Common stock – securities representing shares of ownership of a corporation.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of cash flow growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $823.7 million to $1.3 trillion as of December 31, 2019.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $823.7 million to $78.7 billion as of December 31, 2019.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company included in the Russell 2000® Index was $8.3 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LIMITED PORTFOLIO HOLDINGS RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the funds invest: Nationwide Mellon Disciplined Value Fund
Objective
The Nationwide Mellon Disciplined Value Fund seeks total return, consisting of capital appreciation and/or income. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stocks. Equity securities also may include preferred stocks and convertible securities. The Fund also may invest up to 30% of its net assets in securities of foreign companies, which are companies organized under the laws of countries other than the United States. Although the Fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.
The Fund’s subadviser employs a value style of investing, focusing on dividend-paying stocks and other investments and investment techniques that provide income. In addition, the Fund may write (sell) covered call options, which are derivatives, to enhance returns and/or limit volatility. The subadviser identifies potential investments through extensive quantitative and fundamental analysis, using a bottom-up approach that emphasizes three key factors:
•Value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market;
•Sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and
•Positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.
The subadviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000® Value Index, although the Fund may emphasize one or more particular sectors at times. As of December 31, 2019, the top five sectors of the Russell 1000® Value Index (as defined by Russell) were: financials; health care; industrials; consumer staples; and energy.
The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Convertible securities – generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. For example, the values of options are based on changes in the values of the underlying stock.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Options – a call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, an underlying security or futures contract at a specified price during the option period.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

How the funds invest: Nationwide Mellon Disciplined Value Fund (cont.)
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, DERIVATIVES RISK, DIVIDEND-PAYING STOCK RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, INITIAL PUBLIC OFFERING RISK, MARKET AND SELECTION RISKS, NEW FUND RISK, PREFERRED STOCK RISK, QUANTITATIVE ANALYSIS STRATEGY RISK, SECTOR RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the funds invest: Nationwide Mellon Dynamic U.S. Core Fund
Objective
The Nationwide Mellon Dynamic U.S. Core Fund seeks long-term capital growth. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity and bond indexes, and options on equity index and bond futures contracts. Futures and options are derivatives and may expose the Fund to leverage.
Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500 Index. In order to achieve additional exposure to equity markets, the Fund also purchases futures contracts on the S&P 500 Index and call options on such S&P 500 Index futures contracts. Money market instruments are high-quality short-term debt securities issued by governments and corporations. Money market instruments serve primarily as cover for the Fund’s derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers.
In determining what the subadviser believes to be the optimal allocation among equity exposures, Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure by allocating assets to Treasury bond index futures and/or money market instruments. By combining equity securities, futures on stock and bond indexes, call options and money market instruments in varying amounts, the subadviser may adjust the Fund’s overall equity exposure within a range of 50%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.
The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500 Index. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Key Terms:
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures and options are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Options – a call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, an underlying security or futures contract at a specified price during the option period. A put option gives the purchaser of the option the right to sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified price during the option period.

How the funds invest: Nationwide Mellon Dynamic U.S. Core Fund (cont.)
S&P 500® Index – is composed of approximately 500 common stocks selected by Standard & Poor’s, most of which are listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index is generally considered to broadly represent the performance of publicly traded U.S. large capitalization stocks, although a small part of the S&P 500® Index is made up of foreign companies that have a large U.S. presence.

The term “S&P 500®” is a registered trademark of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”). Standard & Poor’s is not affiliated with the Fund, Nationwide Fund Advisors, Nationwide Fund Distributors LLC, Nationwide Fund Management LLC or any of their respective affiliates. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or any of its affiliates, and Standard & Poor’s has no responsibility for nor participates in the Fund’s management, administration, marketing or trading.
U.S. issuers – a U.S. issuer is either (i) a company whose stock is listed on the New York Stock Exchange or NASDAQ; or (ii) the United States Treasury.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CASH POSITION RISK, DERIVATIVES RISK, EQUITY SECURITIES RISK, FIXED-INCOME SECURITIES RISK, LEVERAGE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS and STRATEGY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Small Company Growth Fund
Objective
The Nationwide Small Company Growth Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small companies. The Fund employs a growth style of investing, as the subadviser seeks to build a portfolio of exceptional small companies that have the wherewithal to become exceptional large companies. Specifically, the subadviser seeks to identify publicly-traded companies early in their corporate life cycle that can produce exceptional long-term returns. For the purpose of the Fund, small companies are defined as companies with total operating revenues of $250 million or less at the time of initial investment. It is important to note that the Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the Fund’s focus is on the revenue produced by the issuer of the securities.
In selecting small companies with the potential to become successful large companies, the subadviser analyzes the potential for:
•sustainable revenue growth;
•adequate resources to establish and defend a viable product or service market, and market share;
•sufficient profitability to support long-term growth and
•management skills and resources necessary to plan and execute a long-term growth plan.
The subadviser believes that:
•a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and
•an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.
Accordingly, the subadviser employs analysis that contains elements of traditional dividend discount and earnings yield models.
The subadviser generally expects to hold securities for the long term in order to realize the potential rewards for incurring the risks associated with investing early in a company’s corporate life cycle. Nevertheless, the subadviser sells securities when it believes their potential for future growth is diminished. The Fund may emphasize particular industry sectors or groupings, such as the software sector, and the percentage of the Fund’s assets invested in such sectors or groupings will vary from time to time, depending on the subadviser’s perception of investment opportunities.
The Fund is intended for aggressive investors seeking above average gains and who are willing to accept the risks involved in investing in the securities of small companies. By itself, the Fund is not intended to serve as a complete investment program.
Key Terms:
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS, SECTOR RISK, SMALLER COMPANY RISK and STRATEGY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide U.S. Small Cap Value Fund
Objective
The Nationwide U.S. Small Cap Value Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of smaller companies in the United States that the subadviser believes to be value stocks. While the companies in which the Fund invests may vary in capitalization sizes under $11 billion, the following two investment policies apply to the Fund:
•Under normal circumstances, the Fund holds at least 80% of the value of its net assets in common stocks of U.S. small-cap companies and
•The Fund typically will maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000® Value Index.
These two investment policies are non-fundamental, which means that they may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Using a market capitalization-weighted approach, the subadviser invests in companies that are smaller than the 500th largest U.S. company. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Fund’s portfolio. The average market capitalization of the overall portfolio, however, normally stays within the range of companies included in the Russell 2000® Value Index. The subadviser considers securities to be value stocks primarily because a company’s shares have a low price in relation to their book value.
The Fund generally expects to retain securities of companies with smaller market capitalizations for longer periods, despite any decrease in such companies’ price-to-book ratios. While the Fund may sell securities that do not meet the subadviser’s value criteria when, in the subadviser’s judgment, circumstances warrant, the Fund is not required to sell a security even if a decline in the issuer’s market capitalization reflects a serious financial difficulty or potential or actual insolvency.
The subadviser may consider a small-cap company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small-cap company when the subadviser determines it to be appropriate. In assessing a company’s investment characteristics, the subadviser may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, the Fund will seek to limit such exclusion to no more than 5% of the eligible small-cap company universe in each country in which the Fund invests.
The Fund is designed for long-term investors with a focus on investment in the range of small-cap companies, as opposed to individual stock selection.
About Russell indices – The Russell 2000® Index is composed of equity securities of small-capitalization U.S. companies. It includes the smallest 2,000 companies in the Russell 3000® Index, which in turn generally measures the performance of the largest 3,000 U.S. companies, based on market capitalization. The Russell 2000® Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000® Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. The Russell 2000® Value Index represents those issuers listed in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization of the largest company included in the Russell 2000® Value Index was $6.76 billion as of December 31, 2019.
The Frank Russell Company reconstitutes the Russell 2000® Index once annually, at which time there may be substantial changes in the composition of the index. Upon annual reconstitution of the index, the market capitalization range of companies included in the index may decline significantly. Consequently, these composition changes may result in (i) a brief period of time during which the Fund’s average portfolio market capitalization is not consistent with that of the newly reconstituted index, and (ii) significant turnover in the Fund’s portfolio as the Fund attempts to recalibrate its average weighted portfolio capitalization to fall within the capitalization range of companies included in the reconstituted Russell 2000® Value Index.
Key Terms:
Book value – a way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

How the Funds Invest: Nationwide U.S. Small Cap Value Fund (cont.)
Market capitalization-weighted approach – market capitalization weighting generally means each security is purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by the subadviser for a variety of reasons. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity, profitability and other factors determined to be appropriate by the subadviser given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
The subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion of the Fund may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization-weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities.
On at least a semiannual basis, the subadviser will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser’s then-current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by an amount sufficient to warrant their sale.
U.S. small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index and which list their stock on a U.S. national securities exchange. As of December 31, 2019, the market capitalization of the largest company included in the Russell 2000® Index was $8.3 billion.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. For this Fund, the subadviser determines a stock to be a value stock primarily because the stock's market price is low in relation to its book value.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK, TARGETED STRATEGY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide WCM Focused Small Cap Fund
Objective
The Nationwide WCM Focused Small Cap Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its net assets in foreign securities.
The subadviser uses an actively managed bottom-up approach to choosing securities across the small-cap equity market universe. The subadviser selects securities using a process that seeks to identify companies that have all three of the following attributes: durable competitive advantages, stakeholder-friendly management, and trade at a discount to intrinsic value. The portfolio is constructed using the subadviser’s best ideas that are generated through multiple sources, including management discussions, industry knowledge, prior research and various ad-hoc screens. The subadviser’s goal is to uncover companies with sustained high return on invested capital, consistent growth in free cash flow and stable to growing market share. The subadviser assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The subadviser is not constrained by the sector weights in the benchmark.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if relative fundamentals deteriorate or alternative investments become sufficiently more attractive.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company included in the Russell 2000® Index was $8.3 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, LIMITED PORTFOLIO HOLDINGS RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Ziegler Equity Income Fund
Objective
The Nationwide Ziegler Equity Income Fund seeks total return from income and capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The subadviser uses a stock selection process that begins by identifying U.S. dividend paying common and/or preferred stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000® Value Index (the “investable universe”). As of December 31, 2019, the market capitalization for companies included in the Russell 1000® Value Index ranged from approximately $823.7 million to $554.4 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The subadviser then assigns each stock within the investable universe into its appropriate Global Industry Classification Standard (“GICS”) industry sector. The subadviser ranks each stock within each of the GICS industry sectors by its dividend yield—highest dividend yield to lowest dividend yield. The subadviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.
A high percentage of stocks that provide a yield that exceeds the average yield of its representative sector or industry are financial services companies. Therefore, the Fund invests at least 25% of its total assets in equity securities of companies which operate in the financial services group of industries. Companies that operate in the financial services group of industries include, but are not limited to, the following types of companies:
•banks, thrifts and savings and loans;
•consumer and industrial finance companies;
•investment banks and capital markets;
•insurance brokers;
•insurance companies;
•securities brokers and investment advisers;
•real estate related companies and
•leasing companies.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Under normal market conditions, the Fund may invest up to 20% of its net assets in foreign securities and bonds.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONCENTRATION RISK, DIVIDEND-PAYING STOCK RISK, EQUITY SECURITIES RISK, FIXED-INCOME SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS and PREFERRED STOCK RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 80.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Behavioral Finance techniques risk – (Nationwide Bailard Cognitive Value Fund) the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Cash position risk – (Nationwide Mellon Dynamic U.S. Core Fund) the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could negatively affect the Fund’s investment results in a period of rising market prices due to missed investment opportunities.
Concentration risk – (Nationwide Ziegler Equity Income Fund) the risk associated with exposure to any one industry or sector. The Fund focuses its investments (i.e., invests more than 25% of its total assets) in a particular sector. This sector concentration exposes the Fund to risks associated with economic conditions in the sector. This concentration may subject the Fund to increased price volatility and may result in the Fund being more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.
Convertible securities risk – (Nationwide Mellon Disciplined Value Fund) the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Derivatives risk – a derivative is a contract, security or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying index, commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Options – (Nationwide Mellon Disciplined Value Fund) an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Futures contracts – (Nationwide Mellon Dynamic U.S. Core Fund) the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. While futures

Risks of Investing in the Funds (cont.)
contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options on futures contracts – (Nationwide Mellon Dynamic U.S. Core Fund) gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The success of the Fund's investment in such options depends upon many factors, which may change rapidly over time. There may also be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of the options. Upon exercise of the option, the parties will be subject to all of the risks associated with futures contracts, as described above.
See also “Leverage risk” on page 84.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA, with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of the Funds.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
Dividend-paying stock risk – there is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. A Fund's emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in

Risks of Investing in the Funds (cont.)
developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Equity securities risk – the prices of stocks are subject to considerable fluctuation. Price changes may occur in the relevant markets as a whole, or they may occur only to the stocks of a particular company, industry or sector of the relevant market. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of growth or price declines. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Exchange-traded funds risk – (Nationwide Long/Short Equity Fund) when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics (e.g., futures contracts the value of which are derived from the performance of bond indexes), subject a Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment.
Credit risk – the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, a Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, generally are more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by a subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, a Fund must rely entirely on the credit assessment of a Fund's subadviser.

Risks of Investing in the Funds (cont.)
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of a Fund are not guaranteed.
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and increased redemptions, and may cause the value of a Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations generally are associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. If this happens, a Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because

Risks of Investing in the Funds (cont.)
the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Growth style risk – growth stocks may be more volatile than other stocks because they generally are more sensitive to investor perceptions and market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then a Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Initial public offering risk – availability of initial public offerings (“IPO”) may be limited and a Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact a Fund's performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
Leverage risk – leverage may be created when an investment exposes a Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund and make a Fund’s share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of a Fund’s investments. Further, the use of leverage may require a Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.
Long/short strategy risk – (Nationwide Long/Short Equity Fund) in situations where the Fund takes a long position (i.e., owns a stock outright), the Fund will lose money if the price of the stock declines. In situations where the Fund sells equity securities short, the Fund will lose money if the price of the stock increases. It is possible that the Fund’s long positions (purchases) will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund.
Limited portfolio holdings risk – because a Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on a Fund's value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.
Liquidity risk – (Nationwide Mellon Dynamic U.S. Core Fund) the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from

Risks of Investing in the Funds (cont.)
being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at unfavorable times and conditions. Funds that invest in foreign issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers, countries or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities or other instruments selected by a Fund's subadviser(s) will underperform the markets, the relevant indexes or the securities or other instruments selected by other funds with similar investment objectives and investment strategies.
Micro-cap risk – see “Smaller company risk.”
Mid-cap risk – see “Smaller company risk.”
New fund risk – (Nationwide Mellon Disciplined Value Fund) the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
New public company risk – (Nationwide Bailard Technology & Science Fund) the risks associated with investing in new public companies include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.
Nondiversified fund risk – (Nationwide Diamond Hill Large Cap Concentrated Fund) because the Fund may hold larger positions in fewer securities than other funds that are diversified, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio turnover risk – (Nationwide Bailard Cognitive Value Fund) the Fund’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund’s shareholders.
Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks also are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Quantitative analysis strategy risk – (Nationwide Mellon Disciplined Value Fund) the success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. The subadviser's quantitative tools may use factors that may not be predictive of a security's value and any changes over time in the factors that affect a security's value may not be reflected in the quantitative model. The subadviser's stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, if a Fund emphasizes one or more industries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Financial Services – a Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities a Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Risks of Investing in the Funds (cont.)
Health Care – (Nationwide Mellon Disciplined Value Fund) factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.
Consumer Discretionary – (Nationwide Mellon Disciplined Value Fund) companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Utilities – (Nationwide Mellon Disciplined Value Fund) companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition; and potential losses resulting from a developing deregulatory environment.
Product Durables – (Nationwide Mellon Disciplined Value Fund) durable products and services are generally non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Durable goods are those that last in value for a relatively long time, and therefore do not have to be purchased frequently. This sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, durable products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the product durables sector may be subject to significant competition, which may also have an adverse impact on their profitability.
Software – (Nationwide Small Company Growth Fund) the software sector can be significantly affected by intense competition, aggressive pricing, technological innovations, cyclical market patterns, evolving industry standards, product obsolescence and the ability to attract and retain skilled employees. The success of software and services companies depends substantially on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse effect on the company’s operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.
Short sales risk – (Nationwide Long/Short Equity Fund) the Fund will suffer a loss if it sells a security short and the price of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance also will suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that typically are not associated with investing in securities directly (for example, costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions). These expenses may impact negatively the performance of the Fund. Short positions introduce more risk to the Fund than long positions because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short present unlimited risk.
Smaller company risk – in general, stocks of smaller companies (including micro- and mid-cap companies) trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's investment in a smaller company may lose substantial value. Investing in smaller companies (including micro- and mid-cap companies) requires a longer-term investment view and may not be appropriate for all investors.
Strategy risk – the subadviser’s strategy may cause a Fund to experience above-average short-term volatility. Accordingly, a Fund may be appropriate for investors who

Risks of Investing in the Funds (cont.)
have a long investment time horizon and who seek long-term capital growth while accepting the possibility of significant short-term, or even long-term, losses.
Targeted strategy risk – (Nationwide U.S. Small Cap Value Fund) a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small capitalization market.
Value style risk – over time, a value investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, a Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
BAILARD, INC. (“BAILARD”), located at 950 Tower Lane, Suite 1900, Foster City, CA 94404, with a satellite office at 180 Sutter Street, Suite 200, San Francisco, CA 94104, is the subadviser to the Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund. Bailard is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is organized as a California corporation. As of December 31, 2019, Bailard had approximately $3.9 billion in assets under management. Bailard has been providing investment management services since 1972.
BROWN CAPITAL MANAGEMENT, LLC (“BROWN CAPITAL”), located at 1201 North Calvert Street, Baltimore, MD 21202, is the subadviser to the Nationwide Small Company Growth Fund. Brown Capital has been a registered investment adviser since 1983.
DIAMOND HILL CAPITAL MANAGEMENT, INC. (“DHCM”), located at 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215, is the subadviser to the Nationwide Diamond Hill Large Cap Concentrated Fund. DHCM is an Ohio corporation that has been a registered investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since 2000.
DIMENSIONAL FUND ADVISORS LP (“DIMENSIONAL”), located at 6300 Bee Cave Road, Building One, Austin, TX 78746, is the subadviser to the Nationwide U.S. Small Cap Value Fund. Dimensional has been engaged in the business of providing investment management services since May 1981. Dimensional, a Delaware limited partnership, is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31,
2019, assets under management for all Dimensional affiliated advisors was approximately $609 billion.
GENEVA CAPITAL MANAGEMENT LLC (“GENEVA”), located at 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202, is the subadviser to the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund. Geneva is a registered investment adviser under the Advisers Act and is organized as a Delaware limited liability company. Geneva is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. (“HGINA”), and HGINA is an indirect, wholly owned subsidiary of Janus Henderson Group plc. As of December 31, 2019, Geneva had approximately $5.27 billion in assets under management. Geneva has been providing investment management services since 1987.
LOGAN CAPITAL MANAGEMENT, INC. (“LOGAN CAPITAL”), located at Six Coulter Avenue, Suite 2000, Ardmore, Pennsylvania 19003, is the subadviser to the Nationwide Long/Short Equity Fund. Logan Capital was formed in 1993, and is a privately-owned Pennsylvania corporation that became an SEC registered investment adviser in January 1994.
LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”), located at One Financial Center, Boston, MA 02111, is the subadviser to the Nationwide Loomis All Cap Growth Fund. Loomis Sayles was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $297.2 billion in assets under management as of December 31, 2019.
MELLON INVESTMENTS CORPORATION (“MELLON”), located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108, is the subadviser to the Nationwide Mellon Disciplined Value Fund and Nationwide Mellon Dynamic U.S. Core Fund. Mellon was established in 1933 with roots tracing back to the late 1800s. Mellon was formed on January 31, 2018, through the merger of The Boston Company Asset Management and Standish Mellon Asset Management into Mellon Capital Management. Effective January 2, 2019, the combined firm was renamed Mellon Investments Corporation.
WCM INVESTMENT MANAGEMENT, LLC (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651, is the subadviser to the Nationwide WCM Focused Small Cap Fund. WCM is a Delaware limited liability company founded in 1976 and provides investment advice to institutional and high net worth clients.
WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON MANAGEMENT”), located at 280 Congress Street, Boston, MA 02210, is the subadviser to the Nationwide Fund. Wellington Management is a Delaware limited liability partnership. Wellington Management has been a registered investment adviser since October 1979.

Fund Management (cont.)
ZIEGLER CAPITAL MANAGEMENT, LLC (“ZIEGLER”), located at 70 West Madison Street, Suite 2400, Chicago, IL 60602, is the subadviser to the Nationwide Ziegler Equity Income Fund. Ziegler is a registered investment adviser and is organized as a Wisconsin limited liability company. Ziegler is a wholly owned subsidiary of Stifel Financial Corporation. As of December 31, 2019, Ziegler had approximately $12.4 billion in assets under management. Ziegler (and its predecessors) have been providing investment management services since 1991.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2019, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
Nationwide Bailard Cognitive Value Fund	0.71%
Nationwide Bailard Technology & Science Fund	0.75%
Nationwide Diamond Hill Large Cap Concentrated Fund	0.00%
Nationwide Fund	0.49%
Nationwide Geneva Mid Cap Growth Fund	0.71%
Nationwide Geneva Small Cap Growth Fund	0.78%
Nationwide Long/Short Equity Fund	0.79%
Nationwide Loomis All Cap Growth Fund	0.75%
Nationwide Mellon Disciplined Value Fund(1)	0.90%
Nationwide Mellon Dynamic U.S. Core Fund	0.35%
Nationwide Small Company Growth Fund	0.84%
Nationwide U.S. Small Cap Value Fund	0.84%
Nationwide WCM Focused Small Cap Fund	0.78%
Nationwide Ziegler Equity Income Fund	0.46%
(1) The total management fee was paid by the Fund’s Predecessor Fund to its investment adviser, The Dreyfus Corporation, and includes fees for fund administration.
Beginning August 5, 2019, the Nationwide Mellon Dynamic U.S. Core Fund began paying NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of the Nationwide Mellon Dynamic U.S. Core Fund’s average daily net assets, without taking into account any applicable fee waivers or reimbursements.
Fund	Assets	Management Fee
Nationwide Mellon Dynamic U.S. Core Fund	Up to $5 billion	0.45%
	$5 billion and more	0.425%
Beginning November 7, 2019, the Nationwide WCM Focused Small Cap Fund began paying NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of the Nationwide WCM Focused Small Cap Fund’s average daily net assets, without taking into account any applicable fee waivers or reimbursements.
Fund	Assets	Management Fee
Nationwide WCM Focused Small Cap Fund	Up to $500 million	0.75%
	$500 million and more	0.70%
Portfolio Management
Nationwide Bailard Cognitive Value Fund
Thomas J. Mudge III, CFA, and Blaine Townsend, CIMC, CIMA, are responsible for the day-to-day management of the Fund.
Mr. Mudge is Senior Vice President and Director of Bailard’s Equity Research. He has over 32 years of investment experience, having joined the firm in 1987.
Mr. Townsend is Senior Vice President and Director of Bailard’s Sustainable, Responsible and Impact Investing group. He has over 25 years of investment experience and joined the firm in 2016. Prior to joining Bailard he was a partner and a senior portfolio manager at Nelson Capital Management, which he joined in 2009.
Nationwide Bailard Technology & Science Fund
Sonya Thadhani Mughal, CFA, Warren M. Johnson, and David H. Smith, CFA, are jointly responsible for the day-to-day management of the Fund.
Ms. Mughal is Chief Operating Officer and Chief Risk Officer of Bailard. She has over 25 years of investment experience, having joined Bailard in 1994.
Mr. Johnson is Vice President of Healthcare Investments at Bailard. He joined Bailard in 2001.
Mr. Smith is Senior Vice President of Domestic Equities and focuses on technology sector research for the firm and security selection for Bailard's all-cap growth/technology equity strategy. He joined Bailard in 2009.
Nationwide Diamond Hill Large Cap Concentrated Fund
Charles Bath, CFA, Austin Hawley, CFA, and Micah Martin, CFA, are responsible for the day-to-day management of the Fund.

Fund Management (cont.)
Mr. Bath serves as Managing Director–Investments and Portfolio Manager for DHCM. He has been associated with DHCM since 2002.
Mr. Hawley serves as Chief Investment Officer and Portfolio Manager for DHCM. He has been associated with DHCM since 2008.
Mr. Martin serves as Research Analyst and Assistant Portfolio Manager for DHCM. He has been associated with DHCM since 2014.
Nationwide Fund
Jonathan G. White, CFA, and Mary L. Pryshlak, CFA, are jointly responsible for the day-to-day management of the Fund.
Mr. White is Managing Director and Director, Research Portfolios of Wellington Management, and joined the firm in 1999.
Ms. Pryshlak is Senior Managing Director and Director of Global Industry Research of Wellington Management, and joined the firm in 2004.
Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund
William A. Priebe, CFA; William S. Priebe; and Jose Munoz, CFA, are jointly responsible for the day-to-day management of the Funds, including selection of each Fund’s investments.
Mr. William A. Priebe, Portfolio Manager, has been associated with Geneva since 1987.
Mr. William S. Priebe, Portfolio Manager, has been associated with Geneva since 2004.
Mr. Munoz, Portfolio Manager, has been associated with Geneva since 2011.
Nationwide Long/Short Equity Fund
The Fund’s long portfolio is managed on a day-to-day basis by Al Besse, Stephen S. Lee, Dana H. Stewardson, Richard E. Buchwald, CFA, and William Fitzpatrick, CFA, using a team approach.
Mr. Besse is a Principal and Portfolio Manager of Logan Capital and also serves as President. As a member of the investment team, Mr. Besse is responsible for Logan Capital’s technical analysis effort. He has been with Logan Capital since 1993.
Mr. Lee is a Principal and Portfolio Manager of Logan Capital. As a member of the investment team, Mr. Lee oversees portfolios for institutional and private clients. He has been with Logan Capital since 1993.
Mr. Stewardson is a Principal, Portfolio Manager and a member of the growth equity investment team of Logan Capital. He has been with Logan Capital since 1993.
Mr. Buchwald, CFA, is a Managing Director and Portfolio Manager of Logan Capital. Mr. Buchwald is a co-developer and manager of the proprietary Logan Concentrated Value equity product and has been with Logan Capital since 2000.
Mr. Fitzpatrick, CFA, is a Managing Director and Portfolio Manager of Logan Capital. Mr. Fitzpatrick is a manager of the proprietary Logan Concentrated Value equity product and has been with Logan Capital since 2019. Prior to joining Logan Capital, Mr. Fitzpatrick was a Director and Senior Global Equity Analyst at Manulife Asset Management, which he joined in 2004.
The Fund’s short portfolio is co-managed on a day-to-day basis by David F. Schroll and Guy Judkowski.
Mr. Schroll has been a Portfolio Manager of Logan Capital since 2017. Prior to joining Logan Capital, Mr. Schroll was a Co-Managing Member and Portfolio Manager of Waterloo Partners LP for seventeen years.
Mr. Judkowski has been a Portfolio Manager of Logan Capital since 2017. Prior to joining Logan Capital, Mr. Judkowski was a Co-Managing Member and Portfolio Manager of Waterloo Partners LP for seventeen years.
Nationwide Loomis All Cap Growth Fund
Aziz V. Hamzaogullari, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Hamzaogullari is the Chief Investment Officer of the Growth Equity Strategies Team. He joined Loomis Sayles in 2010.
Nationwide Mellon Disciplined Value Fund
John C. Bailer, CFA, Brian C. Ferguson and David S. Intoppa are jointly and primarily responsible for the day-to-day management of the Fund.
Mr. Bailer is an executive vice president and senior portfolio manager at Mellon. He has been employed by Mellon since 1992.
Mr. Ferguson is an executive vice president and senior portfolio manager at Mellon. He has been employed by Mellon since 1997.
Mr. Intoppa is a director and senior research analyst at Mellon. He has been employed by Mellon since 2006.
Nationwide Mellon Dynamic U.S. Core Fund
Vassilis Dagioglu, James H. Stavena and Joseph Miletich, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.
Mr. Dagioglu is the head of the asset allocation portfolio management team. Mr. Dagioglu joined Mellon in 1999.

Fund Management (cont.)
Mr. Stavena is a senior portfolio manager. Mr. Stavena joined Mellon in 1998.
Mr. Miletich is a global investment strategist. Mr. Miletich joined Mellon in 2008.
Nationwide Small Company Growth Fund
The Fund is team-managed. Keith A. Lee works with Kempton M. Ingersol, Andrew J. Fones, Daman C. Blakeney, Damien L. Davis, CFA, and Chaitanya Yaramada, CFA, in the management of the Fund.
Mr. Lee, President, Chief Investment Officer and Senior Portfolio Manager, joined Brown Capital as a portfolio manager in 1991. He is also chairman of the Management Committee, which is the governing body of Brown Capital.
Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1999.
Mr. Fones, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2014.
Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2008.
Mr. Davis, CFA, Managing Director and Senior Portfolio Manager, rejoined Brown Capital in 2010.
Ms. Yaramada, CFA, Director, Portfolio Manager and Senior Analyst, joined Brown Capital in 2019. Prior to joining Brown Capital, Ms. Yaramada was a technology analyst of Baird Equity Asset Management for ten years.
Nationwide U.S. Small Cap Value Fund
The Fund is managed by the Investment Committee of Dimensional using a team approach. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Jed S. Fogdall, Joel Schneider and Marc Leblond are primarily responsible for coordinating the day-to-day management of the Fund.
Mr. Fogdall is Head of Global Portfolio Management and Vice President of Dimensional and is Chair of the Investment Committee. He joined Dimensional in 2004.
Mr. Schneider is a Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of Dimensional. He joined Dimensional in 2011.
Mr. Leblond is a Senior Portfolio Manager and Vice President of Dimensional. He joined Dimensional in 2015. Prior to joining Dimensional, Mr. Leblond was an associate at Duchossois Capital Management from June to December 2014.
Nationwide WCM Focused Small Cap Fund
Jonathon Detter, CFA, Anthony B. Glickhouse, CFA, and Patrick McGee, CFA, are responsible for the day-to-day management of the Fund.
Mr. Detter’s primary responsibilities are portfolio management and equity research for WCM’s U.S. Focused Small Cap strategy. Prior to joining WCM, he was principal at Opus Capital Management from 2003 to 2016, where he also served as a portfolio manager.
Mr. Glickhouse’s primary responsibilities are portfolio management and equity research for WCM’s Focused Small Cap strategy. Prior to joining WCM, he was at Opus Capital Management from 2012 to 2016, where he was a research analyst and a portfolio manager.
Mr. McGee’s primary responsibilities are portfolio management and equity research for WCM’s U.S. Focused Small Cap strategy. Prior to joining WCM, he was at Opus Capital Management from 2011 to 2016, where he was a research analyst and a portfolio manager.
Nationwide Ziegler Equity Income Fund
Donald J. Nesbitt, CFA, Gary Hurlbut, CFA, and Christian J. Greiner, CFA, are responsible for the day-to-day management of the Fund.
Mr. Nesbitt is a Senior Portfolio Manager and Chief Investment Officer of Ziegler’s Select Equity Group. He joined Ziegler in 2002.
Mr. Hurlbut is a Senior Portfolio Manager. He joined Ziegler in 2000.
Mr. Greiner is a Senior Portfolio Manager. He joined Ziegler in 2003.
Historical Performance of Similarly Managed Accounts of Loomis Sayles
The following table sets forth historical performance information for all accounts managed by Loomis Sayles that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund (the “Subadviser’s Similarly Managed Accounts”).
The returns of the Subadviser’s Similarly Managed Accounts are provided to illustrate the past performance of Loomis Sayles in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The Subadviser’s Similarly Managed Accounts are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of Loomis Sayles.
The returns of the Subadviser’s Similarly Managed Accounts were calculated on a total return basis, include all dividends

Fund Management (cont.)
and interest, accrued income and realized and unrealized gains and losses. “Composite Returns Gross of Investment Management Fee” reflect the deduction of all fees paid by the Subadviser’s Similarly Managed Accounts, including brokerage commissions and transaction and execution costs, excluding custodial fees and without provision for federal or state income taxes. “Composite Returns Net of Investment Management Fee” also reflect the additional deduction of investment advisory fees. The Subadviser’s Similarly Managed Accounts include actual discretionary accounts managed by Loomis Sayles that have investment objectives, policies, strategies, risks and investment restrictions substantially similar to those of the Fund. The Subadviser’s Similarly Managed Accounts may include both tax- exempt and taxable accounts.
Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Subadviser’s Similarly Managed Accounts have been linked to calculate average annual returns and combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) weighted based on each account’s asset value as of the beginning of the month. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.
The Subadviser’s Similarly Managed Accounts are subject to lower expenses than the Fund and may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Subadviser’s Similarly Managed Accounts would have been less favorable had it been regulated as an investment company under the federal securities laws.
The returns set forth below are provided to illustrate the past performance of Loomis Sayles in managing substantially similar accounts and should not be interpreted as indicative of the future results that may be achieved by the Fund. Past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.
The table below shows the annual total returns for the Subadviser’s Similarly Managed Accounts and a broad-based securities market index for periods ended December 31, 2019.
Subadviser’s Similarly Managed Accounts Performance
Average Annual Total Returns
for the Periods Ended December 31, 2019
	1 Year	3 Years	5 Years	10 Years
Composite Returns Net of Investment Management Fee	32.66%	20.90%	16.53%	16.24%
Composite Returns Gross of Investment Management Fee	32.00%	20.30%	15.95%	15.74%
Russell 3000® Growth Index	35.85%	19.89%	14.23%	14.23%
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.

Fund Management (cont.)
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

Investing with Nationwide Funds
The Nationwide Geneva Small Cap Growth Fund, subject to certain exceptions noted below, is only available for investment on a limited basis. In addition, the Fund may from time to time, in its sole discretion based on the Fund's net asset levels and other factors, limit new purchases into the Fund or otherwise modify the closure policy at any time on a case-by-case basis.
The continued purchase of Fund shares will be permitted as follows:
• Shareholders of the Fund are able to continue to purchase additional shares in their existing Fund accounts and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;
• Shareholders of the Fund are able to add to their existing Fund accounts through exchanges from other Nationwide Funds;
• Group employer benefit plans, including 401(k), 403(b) and 457 plans, and health savings account programs (and their successor, related and affiliated plans), can continue to invest in the Fund and open new plans;
• Platforms where the Fund is on a model compiled by a financial intermediary's research department may continue to utilize the Fund for new and existing accounts;
• Approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. These particular programs must have been accepted for continued investment by the Fund and its distributor on or before the close of business on October 30, 2017 (the “Closing Date”);
• Other fee-based advisory programs that were not accepted for continued investment by the Fund and its distributor on or before the Closing Date may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts;
• Financial advisors who manage approved discretionary fee-based advisory programs (including registered investment advisory firms) and who have included the Fund in their discretionary account models may continue to make Fund shares available to new and existing accounts. These particular programs must have been accepted for continued investment by the Fund and its distributor on or before the Closing Date;
• Other financial advisors who manage approved discretionary fee-based advisory programs (including registered investment advisory firms) and who have included the Fund in their discretionary account models (that were not accepted for continued investment by the Fund and its distributor on or before the Closing Date) may continue to utilize the Fund for existing discretionary fee-based advisory programs, but will not be able to open new discretionary fee-based advisory programs;
• Approved brokerage platforms may continue to utilize the Fund for new and existing accounts. These platforms must have been accepted for continued investments by the Fund and its distributor on or before by the Closing Date;
• Other brokerage platforms (that were not accepted for continued investments by the Fund and its distributor on or before the Closing Date) may continue to utilize the Fund for existing accounts, but will not be able to open new accounts and
• Current and future Nationwide Funds which are permitted to invest in other Nationwide Funds may purchase shares of the Fund.
In certain limited circumstances, and under the discretion of the Fund and its distributor, the purchase of Fund shares may be open to new investors. Nationwide offers a broad range of investment options, and investors seeking comparable strategies should visit nationwidefinancial.com.
The Nationwide Small Company Growth Fund no longer accepts purchase orders from new investors. Investors who owned shares of the Fund as of the close of business on September 29, 2017, may continue to purchase shares. Notwithstanding the foregoing, customers of U.S. Bancorp Investments, Inc. whose accounts are maintained at Charles Schwab & Co., Inc. may continue to establish new accounts to purchase shares of the Fund.
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary.

Investing with Nationwide Funds (cont.)
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A and Class C shares are available to all investors. Class R, Institutional Service Class, Class R6, Class M, Eagle Class and Class K shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A or Class C shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Class A Shares
Class A shares are subject to a front-end sales charge of 5.75% of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.

Investing with Nationwide Funds (cont.)
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the
Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Investing with Nationwide Funds (cont.)
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $1 million (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” below for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
The CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to this Prospectus.
Share Classes Available Only to Institutional Accounts
The Funds offer Institutional Service Class, Class R6, Class M, Class R, Eagle Class and Class K shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class K Shares
Class K shares are sold without a sales charge and are not subject to administrative services fees. Class K shares are subject to an annual Rule 12b-1 fee of 0.10%. Class K shares are available only to former holders of Shares of the BNY Mellon Disciplined Stock Fund (a series of BNY Mellon Investment Funds IV, Inc.) (the “Predecessor Fund”) who

Investing with Nationwide Funds (cont.)
received Class K shares of the Fund in connection with the reorganization of the Predecessor Fund with and into the Nationwide Mellon Disciplined Value Fund.
Class M Shares
Class M Shares are only available to clients of Bailard, Inc., employees and officers of Bailard, Inc. and their families and friends, and to existing Class M shareholders.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class Shares
Institutional Service Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Institutional Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund.
Eagle Class Shares
Eagle Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Eagle Class shares are subject to a maximum administrative services fee of 0.10%. Eagle Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;

Investing with Nationwide Funds (cont.)
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund for these services;
• fee-based accounts of registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans; or
•current holders of Eagle Class shares of any Nationwide Fund.
Institutional Service Class , Eagle Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class , Eagle Class or Class R6 shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R and Class K shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class, Class R6, Class M and Eagle Class shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C, Class R and Class K shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% of which may be a service fee)
Class	as a % of Daily Net Assets
Class R shares	0.50% (0.25% of which may be a service fee)
Class K shares	0.10% (distribution or service fee)
Administrative Services Fees
Class A, Class C, Class R, Institutional Service Class and Eagle Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A, Class C, Class R and Class K shares, as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class C, Class R and Institutional Service Class shares, and 0.10% for Eagle Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Bailard Cognitive Value Fund Class A, Class C and Institutional Service Class shares: 0.12%, 0.07% and 0.17%, respectively.
Nationwide Bailard Technology & Science Fund Class A, Class C and Institutional Service Class shares: 0.06%, 0.07% and 0.12%, respectively.
Nationwide Diamond Hill Large Cap Concentrated Fund Class A, Class C and Institutional Service Class shares: 0.11%, 0.08% and 0.17%, respectively.
Nationwide Fund Class A, Class C, Class R and Institutional Service Class shares: 0.06%, 0.10%, 0.25% and 0.08%, respectively.
Nationwide Geneva Mid Cap Growth Fund Class A, Class C and Institutional Service Class shares: 0.11%, 0.10% and 0.10%, respectively.
Nationwide Geneva Small Cap Growth Fund Class A, Class C and Institutional Service Class shares: 0.12%, 0.09% and 0.13%, respectively.
Nationwide Long/Short Equity Fund Class A and Institutional Service Class shares: 0.25% and 0.10%, respectively.
Nationwide Loomis All Cap Growth Fund Class A, Institutional Service Class and Eagle Class shares: 0.21%, 0.25% and 0.10%, respectively.

Investing with Nationwide Funds (cont.)
Nationwide Mellon Disciplined Value Fund Class A, Institutional Service Class and Eagle Class shares: 0.25%, 0.25% and 0.10%, respectively.
Nationwide Mellon Dynamic U.S. Core Fund Class A, Class C, Class R, Institutional Service Class and Eagle Class shares: 0.05%, 0.08%, 0.25%, 0.13% and 0.10%, respectively.
Nationwide Small Company Growth Fund Class A and Institutional Service Class shares: 0.13% and 0.25%, respectively.
Nationwide U.S. Small Cap Value Fund Class A, Class C and Institutional Service Class shares: 0.07%, 0.10% and 0.25%, respectively.
Nationwide WCM Focused Small Cap Fund Class A, Class C and Institutional Service Class shares: 0.09%, 0.10% and 0.11%, respectively.
Nationwide Ziegler Equity Income Fund Class A, Class C and Institutional Service Class shares: 0.06%, 0.09% and 0.10%, respectively.
Because these fees are paid out of a Fund’s Class A, Class C, Class R, Institutional Service Class and Eagle Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and

Investing with Nationwide Funds (cont.)
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either Class K, Institutional Service Class, Class R6, Class M or Eagle Class shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.

Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Equity securities generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to a Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

Investing with Nationwide Funds (cont.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class C and Class K Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional investments	No Minimum
Institutional Service Class and Eagle Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum
Class M Shares
To open an account	$5,000 (per Fund)
Additional investments	$100
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

Investing with Nationwide Funds (cont.)
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
•you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares .
You may use proceeds from sales of Class K shares of a Nationwide Fund to purchase Class A shares of a New Fund, or from sales of Eagle Class shares of a Nationwide Fund to purchase either Institutional Service Class shares or Class A shares of a New Fund, without paying a sales charge, where the New Fund does not offer Class K or Eagle Class shares, as applicable, subject to the minimum investment requirement that applies for Institutional Service Class or Class A shares, respectively.  Class A shares are subject to a Rule 12b-1 fee of 0.25% and a maximum administrative services fee of 0.25%.  By contrast, Class K shares are subject to a Rule 12b-1 fee of 0.10% and no administrative services fee, and Eagle Class shares are subject to a maximum administrative services fee of 0.10% and no Rule 12b-1 fee.
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of
Investor Shares you make for Class A or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole

Investing with Nationwide Funds (cont.)
discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, their subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2

Investing with Nationwide Funds (cont.)
under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.

Distributions and Taxes (cont.)
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Distributions and Taxes (cont.)
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Except with respect to the periods prior to the fiscal year ended April 30, 2018, for the Nationwide Long/Short Equity Fund, and all periods for the Nationwide Mellon Disciplined Value Fund, information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
Information presented for the Nationwide Long/Short Equity Fund for the periods prior to the fiscal year ended April 30, 2018, is that of the Predecessor Fund and was audited by the Predecessor Fund’s independent auditor. Information presented for the Nationwide Mellon Disciplined Value Fund for all periods is that of the Predecessor Fund and was audited by the Predecessor Fund’s independent auditor, KPMG LLP, whose report is incorporated by reference herein.
Financial information is not provided for Class A, Class R6, Institutional Service Class, and Eagle Class shares of the Nationwide Mellon Disciplined Value Fund because those shares did not begin operations until after December 16, 2019.

FINANCIAL HIGHLIGHTS: NATIONWIDE BAILARD COGNITIVE VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$12.53	0.05	0.02	0.07	(0.07)	(1.33)	(1.40)	$11.20	1.92%	$ 457,508	1.44%	0.42%	1.49%	255.32%
Year Ended October 31, 2018	$15.21	0.08	(1.22)	(1.14)	(0.06)	(1.48)	(1.54)	$12.53	(8.35%)	$ 444,873	1.35%	0.57%	1.35%	138.27%
Year Ended October 31, 2017	$12.43	0.04	2.80	2.84	(0.06)	–	(0.06)	$15.21	22.90%	$ 752,352	1.32%	0.30%	1.32%	115.05%
Year Ended October 31, 2016	$12.13	0.08	0.30	0.38	(0.08)	–	(0.08)	$12.43	3.16% (g)	$ 853,608	1.36%	0.67%	1.36%	95.42%
Year Ended October 31, 2015	$13.73	0.08	(0.15)	(0.07)	(0.09)	(1.44)	(1.53)	$12.13	0.01% (g)	$ 825,797	1.36%	0.65%	1.36%	160.34%
Class C Shares
Year Ended October 31, 2019	$11.57	(0.03)	0.01	(0.02)	(0.05)	(1.33)	(1.38)	$10.17	1.18% (g)	$ 143,192	2.14%	(0.27%)	2.19%	255.32%
Year Ended October 31, 2018	$14.24	(0.03)	(1.13)	(1.16)	(0.03)	(1.48)	(1.51)	$11.57	(9.06%) (g)	$ 190,845	2.12%	(0.23%)	2.12%	138.27%
Year Ended October 31, 2017	$11.70	(0.06)	2.63	2.57	(0.03)	–	(0.03)	$14.24	22.01%	$ 276,274	2.09%	(0.49%)	2.09%	115.05%
Year Ended October 31, 2016	$11.51	–	0.26	0.26	(0.07)	–	(0.07)	$11.70	2.27%	$ 221,484	2.11%	(0.02%)	2.13%	95.42%
Year Ended October 31, 2015	$13.08	(0.01)	(0.12)	(0.13)	–	(1.44)	(1.44)	$11.51	(0.56%)	$ 401,139	2.06%	(0.06%)	2.06%	160.34%
Class M Shares
Year Ended October 31, 2019	$12.54	0.09	0.01	0.10	(0.08)	(1.33)	(1.41)	$11.23	2.25%	$61,224,712	1.07%	0.79%	1.12%	255.32%
Year Ended October 31, 2018	$15.21	0.12	(1.21)	(1.09)	(0.10)	(1.48)	(1.58)	$12.54	(8.02%)	$84,943,067	1.01%	0.88%	1.01%	138.27%
Year Ended October 31, 2017	$12.42	0.09	2.80	2.89	(0.10)	–	(0.10)	$15.21	23.29%	$98,734,045	1.00%	0.62%	1.00%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%	$83,335,874	1.04%	1.00%	1.04%	95.42%
Year Ended October 31, 2015	$13.70	0.12	(0.14)	(0.02)	(0.12)	(1.44)	(1.56)	$12.12	0.44%	$83,363,710	0.99%	1.02%	0.99%	160.34%
Class R6 Shares (h)
Year Ended October 31, 2019	$12.54	0.09	0.01	0.10	(0.08)	(1.33)	(1.41)	$11.23	2.26%	$ 11,309	1.07%	0.78%	1.12%	255.32%
Year Ended October 31, 2018	$15.20	0.12	(1.20)	(1.08)	(0.10)	(1.48)	(1.58)	$12.54	(7.95%)	$ 11,059	1.01%	0.89%	1.01%	138.27%
Year Ended October 31, 2017	$12.42	0.08	2.80	2.88	(0.10)	–	(0.10)	$15.20	23.21%	$ 14,652	0.99%	0.57%	0.99%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%	$ 11,885	1.03%	1.00%	1.03%	95.42%
Year Ended October 31, 2015	$13.69	0.12	(0.13)	(0.01)	(0.12)	(1.44)	(1.56)	$12.12	0.51%	$ 11,490	0.98%	1.03%	0.98%	160.34%
Institutional Service Class Shares
Year Ended October 31, 2019	$12.57	0.07	0.01	0.08	(0.07)	(1.33)	(1.40)	$11.25	2.07%	$ 219,905	1.24%	0.62%	1.29%	255.32%
Year Ended October 31, 2018	$15.22	0.11	(1.21)	(1.10)	(0.07)	(1.48)	(1.55)	$12.57	(8.08%)	$ 173,133	1.16%	0.79%	1.16%	138.27%
Year Ended October 31, 2017	$12.44	0.07	2.79	2.86	(0.08)	–	(0.08)	$15.22	23.05%	$ 763,517	1.12%	0.50%	1.12%	115.05%
Year Ended October 31, 2016	$12.14	0.08	0.33	0.41	(0.11)	–	(0.11)	$12.44	3.41%	$ 968,623	1.14%	0.66%	1.14%	95.42%
Year Ended October 31, 2015	$13.71	0.13	(0.12)	0.01	(0.14)	(1.44)	(1.58)	$12.14	0.61%	$ 177,910	0.90%	1.09%	0.90%	160.34%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$21.57	(0.04)	2.51	2.47	–	(3.06)	(3.06)	$20.98	14.78%	$ 4,834,975	1.27%	(0.20%)	1.27%	23.24%
Year Ended October 31, 2018	$22.22	(0.09)	1.61	1.52	–	(2.17)	(2.17)	$21.57	7.25%	$ 3,856,959	1.26%	(0.41%)	1.26%	22.56%
Year Ended October 31, 2017	$17.26	(0.06)	6.29	6.23	(0.02)	(1.25)	(1.27)	$22.22	38.67%	$ 3,574,315	1.28%	(0.31%)	1.28%	26.17%
Year Ended October 31, 2016	$17.46	0.05	1.12	1.17	–	(1.37)	(1.37)	$17.26	7.35%	$ 2,720,410	1.31%	0.28%	1.31%	28.65%
Year Ended October 31, 2015	$17.54	–	1.51	1.51	(0.02)	(1.57)	(1.59)	$17.46	9.66%	$ 3,206,650	1.27%	(0.01%)	1.27%	25.31%
Class C Shares
Year Ended October 31, 2019	$19.44	(0.17)	2.18	2.01	–	(3.06)	(3.06)	$18.39	13.91%	$ 1,074,269	2.03%	(0.96%)	2.03%	23.24%
Year Ended October 31, 2018	$20.37	(0.24)	1.48	1.24	–	(2.17)	(2.17)	$19.44	6.46%	$ 1,241,656	2.03%	(1.19%)	2.03%	22.56%
Year Ended October 31, 2017	$16.01	(0.19)	5.80	5.61	–	(1.25)	(1.25)	$20.37	37.67%	$ 1,599,961	2.04%	(1.08%)	2.04%	26.17%
Year Ended October 31, 2016	$16.42	(0.08)	1.04	0.96	–	(1.37)	(1.37)	$16.01	6.47%	$ 1,052,416	2.07%	(0.52%)	2.09%	28.65%
Year Ended October 31, 2015	$16.68	(0.11)	1.42	1.31	–	(1.57)	(1.57)	$16.42	8.90%	$ 926,389	1.99%	(0.71%)	1.99%	25.31%
Class M Shares
Year Ended October 31, 2019	$22.63	0.02	2.67	2.69	(0.01)	(3.06)	(3.07)	$22.25	15.12%	$121,507,791	0.96%	0.11%	0.96%	23.24%
Year Ended October 31, 2018	$23.15	(0.02)	1.69	1.67	(0.02)	(2.17)	(2.19)	$22.63	7.66%	$123,213,676	0.93%	(0.08%)	0.93%	22.56%
Year Ended October 31, 2017	$17.89	–	6.55	6.55	(0.04)	(1.25)	(1.29)	$23.15	39.12%	$132,242,812	0.95%	0.02%	0.95%	26.17%
Year Ended October 31, 2016	$18.07	0.10	1.16	1.26	(0.07)	(1.37)	(1.44)	$17.89	7.67%	$101,722,940	0.98%	0.58%	0.98%	28.65%
Year Ended October 31, 2015	$18.10	0.07	1.55	1.62	(0.08)	(1.57)	(1.65)	$18.07	10.02%	$100,410,733	0.95%	0.39%	0.95%	25.31%
Class R6 Shares (g)
Year Ended October 31, 2019	$22.57	0.02	2.67	2.69	(0.01)	(3.06)	(3.07)	$22.19	15.16% (h)	$ 2,918,634	0.96%	0.10%	0.96%	23.24%
Year Ended October 31, 2018	$23.10	(0.02)	1.68	1.66	(0.02)	(2.17)	(2.19)	$22.57	7.63% (h)	$ 4,292,208	0.93%	(0.08%)	0.93%	22.56%
Year Ended October 31, 2017	$17.86	–	6.53	6.53	(0.04)	(1.25)	(1.29)	$23.10	39.07%	$ 3,066,228	0.95%	–	0.95%	26.17%
Year Ended October 31, 2016	$18.04	0.06	1.21	1.27	(0.08)	(1.37)	(1.45)	$17.86	7.69% (h)	$ 1,246,501	0.98%	0.35%	0.98%	28.65%
Year Ended October 31, 2015	$18.06	0.03	1.60	1.63	(0.08)	(1.57)	(1.65)	$18.04	10.11%	$ 278,563	0.95%	0.16%	0.95%	25.31%
Institutional Service Class Shares
Year Ended October 31, 2019	$22.58	–	2.66	2.66	–	(3.06)	(3.06)	$22.18	14.99%	$ 2,077,282	1.08%	(0.01%)	1.08%	23.24%
Year Ended October 31, 2018	$23.11	(0.04)	1.69	1.65	(0.01)	(2.17)	(2.18)	$22.58	7.58%	$ 1,854,473	1.01%	(0.16%)	1.01%	22.56%
Year Ended October 31, 2017	$17.87	(0.02)	6.54	6.52	(0.03)	(1.25)	(1.28)	$23.11	39.00%	$ 1,867,995	1.06%	(0.08%)	1.06%	26.17%
Year Ended October 31, 2016	$18.03	0.08	1.17	1.25	(0.04)	(1.37)	(1.41)	$17.87	7.60%	$ 918,550	1.09%	0.48%	1.09%	28.65%
Year Ended October 31, 2015	$18.05	0.06	1.53	1.59	(0.04)	(1.57)	(1.61)	$18.03	9.89%	$ 1,019,308	1.03%	0.32%	1.03%	25.31%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$13.59	0.06	0.10	0.16	(0.15)	(6.83)	(6.98)	$ 6.77	12.24%	$18,152,635	1.18%	0.90%	1.89%	32.93%
Year Ended October 31, 2018	$14.36	0.11	0.58	0.69	(0.11)	(1.35)	(1.46)	$13.59	4.77% (g)	$26,081,368	1.16%	0.78%	1.40%	176.54%
Year Ended October 31, 2017	$12.72	0.08	2.62	2.70	(0.07)	(0.99)	(1.06)	$14.36	22.46%	$28,077,156	1.20%	0.61%	1.27%	81.60%
Year Ended October 31, 2016	$13.51	0.10	0.08	0.18	(0.09)	(0.88)	(0.97)	$12.72	1.62%	$24,245,435	1.22%	0.78%	1.28%	59.58%
Year Ended October 31, 2015	$13.66	0.08	0.36	0.44	(0.14)	(0.45)	(0.59)	$13.51	3.54%	$26,446,449	1.22%	0.60%	1.24%	73.41%
Class C Shares
Year Ended October 31, 2019	$12.91	0.01	0.02	0.03	(0.09)	(6.83)	(6.92)	$ 6.02	11.36%	$ 1,261,064	1.90%	0.18%	2.62%	32.93%
Year Ended October 31, 2018	$13.73	0.01	0.56	0.57	(0.04)	(1.35)	(1.39)	$12.91	4.05% (g)	$ 2,033,783	1.89%	0.04%	2.11%	176.54%
Year Ended October 31, 2017	$12.24	–	2.51	2.51	(0.03)	(0.99)	(1.02)	$13.73	21.63%	$ 2,877,758	1.86%	(0.03%)	1.96%	81.60%
Year Ended October 31, 2016	$13.04	0.02	0.09	0.11	(0.03)	(0.88)	(0.91)	$12.24	1.06%	$ 3,222,103	1.82%	0.17%	1.97%	59.58%
Year Ended October 31, 2015	$13.21	(0.01)	0.36	0.35	(0.07)	(0.45)	(0.52)	$13.04	2.88%	$ 3,397,297	1.82%	(0.04%)	1.94%	73.41%
Class R6 Shares (h)
Year Ended October 31, 2019	$13.62	0.10	0.08	0.18	(0.18)	(6.83)	(7.01)	$ 6.79	12.58%	$ 791,203	0.82%	1.33%	1.51%	32.93%
Year Ended October 31, 2018	$14.40	0.15	0.59	0.74	(0.17)	(1.35)	(1.52)	$13.62	5.12% (g)	$ 2,249,467	0.82%	1.10%	0.98%	176.54%
Year Ended October 31, 2017	$12.75	0.13	2.63	2.76	(0.12)	(0.99)	(1.11)	$14.40	22.95%	$38,148,500	0.82%	1.00%	0.90%	81.60%
Year Ended October 31, 2016	$13.54	0.14	0.09	0.23	(0.14)	(0.88)	(1.02)	$12.75	2.01%	$41,887,204	0.82%	1.09%	0.92%	59.58%
Year Ended October 31, 2015	$13.71	0.11	0.38	0.49	(0.21)	(0.45)	(0.66)	$13.54	3.91%	$ 331,641	0.82%	0.78%	0.85%	73.41%
Institutional Service Class Shares
Year Ended October 31, 2019	$13.64	0.07	0.11	0.18	(0.16)	(6.83)	(6.99)	$ 6.83	12.46%	$ 3,111,730	0.99%	1.06%	1.71%	32.93%
Year Ended October 31, 2018	$14.41	0.14	0.58	0.72	(0.14)	(1.35)	(1.49)	$13.64	4.96% (g)	$ 3,552,641	0.97%	0.97%	1.20%	176.54%
Year Ended October 31, 2017	$12.76	0.11	2.63	2.74	(0.10)	(0.99)	(1.09)	$14.41	22.74%	$ 4,264,406	0.97%	0.85%	1.03%	81.60%
Year Ended October 31, 2016	$13.54	0.16	0.06	0.22	(0.12)	(0.88)	(1.00)	$12.76	1.89%	$ 4,145,469	0.94%	1.28%	0.94%	59.58%
Year Ended October 31, 2015	$13.71	0.14	0.34	0.48	(0.20)	(0.45)	(0.65)	$13.54	3.84%	$59,309,270	0.83%	1.06%	0.83%	73.41%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$25.12	0.17	2.31	2.48	(0.16)	(4.71)	(4.87)	$22.73	13.91%	$153,344,474	0.90%	0.78%	0.95%	53.33%
Year Ended October 31, 2018	$26.48	0.18	0.85	1.03	(0.21)	(2.18)	(2.39)	$25.12	3.87%	$148,186,807	0.95%	0.69%	1.00%	140.41%
Year Ended October 31, 2017	$22.25	0.21	4.98	5.19	(0.26)	(0.70)	(0.96)	$26.48	23.93%	$156,138,195	0.96%	0.86%	1.00%	79.20%
Year Ended October 31, 2016	$22.31	0.27	0.43	0.70	(0.22)	(0.54)	(0.76)	$22.25	3.30%	$136,414,821	0.96%	1.27%	1.04%	60.90%
Year Ended October 31, 2015	$21.77	0.22	0.57	0.79	(0.25)	–	(0.25)	$22.31	3.68%	$145,390,681	0.95%	0.98%	1.00%	72.24% (h)
Class C Shares
Year Ended October 31, 2019	$23.24	0.01	2.04	2.05	(0.04)	(4.71)	(4.75)	$20.54	12.99%	$ 1,475,137	1.65%	0.07%	1.70%	53.33%
Year Ended October 31, 2018	$24.69	(0.01)	0.81	0.80	(0.07)	(2.18)	(2.25)	$23.24	3.15%	$ 3,042,181	1.66%	(0.02%)	1.71%	140.41%
Year Ended October 31, 2017	$20.81	0.03	4.64	4.67	(0.09)	(0.70)	(0.79)	$24.69	22.99%	$ 3,742,859	1.72%	0.11%	1.77%	79.20%
Year Ended October 31, 2016	$20.93	0.10	0.40	0.50	(0.08)	(0.54)	(0.62)	$20.81	2.49%	$ 4,046,885	1.75%	0.49%	1.79%	60.90%
Year Ended October 31, 2015	$20.45	0.04	0.54	0.58	(0.10)	–	(0.10)	$20.93	2.88%	$ 4,645,828	1.72%	0.18%	1.77%	72.24% (h)
Class R Shares
Year Ended October 31, 2019	$24.55	0.09	2.19	2.28	(0.07)	(4.71)	(4.78)	$22.05	13.30%	$ 7,432	1.35%	0.45%	1.39%	53.33%
Year Ended October 31, 2018	$25.92	0.09	0.85	0.94	(0.13)	(2.18)	(2.31)	$24.55	3.60% (g)	$ 59,034	1.28%	0.35%	1.33%	140.41%
Year Ended October 31, 2017	$21.80	0.10	4.86	4.96	(0.14)	(0.70)	(0.84)	$25.92	23.33% (g)	$ 60,273	1.39%	0.44%	1.44%	79.20%
Year Ended October 31, 2016	$21.87	0.17	0.43	0.60	(0.13)	(0.54)	(0.67)	$21.80	2.85%	$ 68,698	1.42%	0.79%	1.46%	60.90%
Year Ended October 31, 2015	$21.35	0.14	0.54	0.68	(0.16)	–	(0.16)	$21.87	3.19%	$ 56,905	1.41%	0.62%	1.46%	72.24% (h)
Class R6 Shares
Year Ended October 31, 2019	$24.67	0.23	2.25	2.48	(0.23)	(4.71)	(4.94)	$22.21	14.27%	$ 5,774	0.58%	1.08%	0.65%	53.33%
Period Ended October 31, 2018 (i)	$24.56	0.13	0.12	0.25	(0.14)	–	(0.14)	$24.67	1.00%	$ 5,057	0.58%	0.91%	0.65%	140.41%
Institutional Service Class Shares
Year Ended October 31, 2019	$24.68	0.22	2.24	2.46	(0.22)	(4.71)	(4.93)	$22.21	14.13%	$865,639,291	0.67%	1.02%	0.71%	53.33%
Year Ended October 31, 2018	$26.07	0.25	0.85	1.10	(0.31)	(2.18)	(2.49)	$24.68	4.22%	$855,031,698	0.67%	0.97%	0.71%	140.41%
Year Ended October 31, 2017	$21.92	0.27	4.90	5.17	(0.32)	(0.70)	(1.02)	$26.07	24.22%	$867,378,946	0.71%	1.11%	0.76%	79.20%
Year Ended October 31, 2016	$21.99	0.32	0.42	0.74	(0.27)	(0.54)	(0.81)	$21.92	3.52%	$822,749,912	0.74%	1.49%	0.78%	60.90%
Year Ended October 31, 2015	$21.46	0.27	0.56	0.83	(0.30)	–	(0.30)	$21.99	3.93%	$828,756,789	0.73%	1.24%	0.78%	72.24% (h)
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Excludes merger activity.
(i)	For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through October 31, 2018.

FINANCIAL HIGHLIGHTS: NATIONWIDE GENEVA MID CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$26.00	(0.09)	2.50	2.41	–	(6.77)	(6.77)	$21.64	15.19%	$104,022,586	1.18%	(0.42%)	1.18%	14.70%
Year Ended October 31, 2018	$26.98	(0.12)	1.99	1.87	–	(2.85)	(2.85)	$26.00	7.24%	$112,505,848	1.14%	(0.45%)	1.14%	14.29%
Year Ended October 31, 2017	$23.72	(0.11)	5.41	5.30	–	(2.04)	(2.04)	$26.98	23.77%	$142,455,307	1.14%	(0.45%)	1.14%	24.81%
Year Ended October 31, 2016	$28.54	(0.14)	(1.41)	(1.55)	–	(3.27)	(3.27)	$23.72	(5.64%)	$160,222,910	1.15%	(0.55%)	1.15%	31.03%
Year Ended October 31, 2015	$29.88	(0.20)	2.97	2.77	–	(4.11)	(4.11)	$28.54	10.89%	$202,116,190	1.20%	(0.72%)	1.20%	15.30%
Class C Shares
Year Ended October 31, 2019	$20.93	(0.18)	1.70	1.52	–	(6.77)	(6.77)	$15.68	14.34%	$ 24,791,836	1.92%	(1.16%)	1.92%	14.70%
Year Ended October 31, 2018	$22.41	(0.26)	1.63	1.37	–	(2.85)	(2.85)	$20.93	6.40%	$ 43,368,750	1.88%	(1.19%)	1.88%	14.29%
Year Ended October 31, 2017	$20.16	(0.25)	4.54	4.29	–	(2.04)	(2.04)	$22.41	22.88%	$ 51,063,324	1.89%	(1.20%)	1.89%	24.81%
Year Ended October 31, 2016	$24.92	(0.27)	(1.22)	(1.49)	–	(3.27)	(3.27)	$20.16	(6.30%)	$ 55,956,882	1.88%	(1.29%)	1.88%	31.03%
Year Ended October 31, 2015	$26.79	(0.35)	2.59	2.24	–	(4.11)	(4.11)	$24.92	10.06%	$ 78,741,743	1.88%	(1.40%)	1.88%	15.30%
Class R6 Shares (g)
Year Ended October 31, 2019	$27.21	(0.01)	2.69	2.68	–	(6.77)	(6.77)	$23.12	15.60%	$130,569,546	0.82%	(0.05%)	0.82%	14.70%
Year Ended October 31, 2018	$28.02	(0.03)	2.07	2.04	–	(2.85)	(2.85)	$27.21	7.61%	$112,697,592	0.78%	(0.09%)	0.78%	14.29%
Year Ended October 31, 2017	$24.48	(0.02)	5.60	5.58	–	(2.04)	(2.04)	$28.02	24.21%	$331,542,252	0.77%	(0.08%)	0.77%	24.81%
Year Ended October 31, 2016	$29.24	(0.04)	(1.45)	(1.49)	–	(3.27)	(3.27)	$24.48	(5.26%)	$173,735,539	0.77%	(0.15%)	0.77%	31.03%
Year Ended October 31, 2015	$30.41	(0.08)	3.02	2.94	–	(4.11)	(4.11)	$29.24	11.31%	$ 21,720,270	0.77%	(0.28%)	0.77%	15.30%
Institutional Service Class Shares
Year Ended October 31, 2019	$26.95	(0.03)	2.65	2.62	–	(6.77)	(6.77)	$22.80	15.49%	$316,343,611	0.89%	(0.13%)	0.89%	14.70%
Year Ended October 31, 2018	$27.82	(0.07)	2.05	1.98	–	(2.85)	(2.85)	$26.95	7.44%	$442,820,791	0.93%	(0.24%)	0.93%	14.29%
Year Ended October 31, 2017	$24.35	(0.06)	5.57	5.51	–	(2.04)	(2.04)	$27.82	24.04%	$500,783,318	0.93%	(0.24%)	0.93%	24.81%
Year Ended October 31, 2016	$29.14	(0.08)	(1.44)	(1.52)	–	(3.27)	(3.27)	$24.35	(5.40%)	$593,862,140	0.92%	(0.33%)	0.92%	31.03%
Year Ended October 31, 2015	$30.36	(0.13)	3.02	2.89	–	(4.11)	(4.11)	$29.14	11.14%	$801,296,568	0.92%	(0.44%)	0.92%	15.30%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE GENEVA SMALL CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$59.11	(0.43)	5.21	4.78	–	(3.18)	(3.18)	$60.71	9.13%	$ 85,091,825	1.23%	(0.74%)	1.23%	17.37%
Year Ended October 31, 2018	$56.05	(0.47)	6.12	5.65	–	(2.59)	(2.59)	$59.11	10.45%	$ 81,648,828	1.24%	(0.79%)	1.24%	19.60%
Year Ended October 31, 2017	$42.70	(0.41)	13.84	13.43	–	(0.08)	(0.08)	$56.05	31.48%	$108,399,265	1.27%	(0.82%)	1.27%	22.48%
Year Ended October 31, 2016	$44.80	(0.36)	0.42	0.06	–	(2.16)	(2.16)	$42.70	0.20% (g)	$ 79,769,181	1.31%	(0.86%)	1.31%	15.18%
Year Ended October 31, 2015	$42.54	(0.43)	5.23	4.80	–	(2.54)	(2.54)	$44.80	12.27% (g)	$ 58,860,727	1.43%	(1.00%)	1.43%	31.89%
Class C Shares
Year Ended October 31, 2019	$55.05	(0.79)	4.79	4.00	–	(3.18)	(3.18)	$55.87	8.34%	$ 37,438,329	1.95%	(1.46%)	1.95%	17.37%
Year Ended October 31, 2018	$52.73	(0.84)	5.75	4.91	–	(2.59)	(2.59)	$55.05	9.67%	$ 43,731,100	1.95%	(1.50%)	1.95%	19.60%
Year Ended October 31, 2017	$40.46	(0.73)	13.08	12.35	–	(0.08)	(0.08)	$52.73	30.55%	$ 43,511,654	1.98%	(1.54%)	1.98%	22.48%
Year Ended October 31, 2016	$42.88	(0.65)	0.39	(0.26)	–	(2.16)	(2.16)	$40.46	(0.57%)	$ 30,572,627	2.05%	(1.60%)	2.05%	15.18%
Year Ended October 31, 2015	$41.10	(0.71)	5.03	4.32	–	(2.54)	(2.54)	$42.88	11.49%	$ 20,731,518	2.16%	(1.70%)	2.16%	31.89%
Class R6 Shares (h)
Year Ended October 31, 2019	$61.23	(0.23)	5.44	5.21	–	(3.18)	(3.18)	$63.26	9.54%	$195,408,988	0.85%	(0.37%)	0.85%	17.37%
Year Ended October 31, 2018	$57.76	(0.26)	6.32	6.06	–	(2.59)	(2.59)	$61.23	10.86%	$144,598,599	0.86%	(0.42%)	0.86%	19.60%
Year Ended October 31, 2017	$43.83	(0.23)	14.24	14.01	–	(0.08)	(0.08)	$57.76	31.99%	$ 64,816,478	0.90%	(0.45%)	0.90%	22.48%
Year Ended October 31, 2016	$45.78	(0.21)	0.42	0.21	–	(2.16)	(2.16)	$43.83	0.54% (g)	$ 40,080,981	0.94%	(0.49%)	0.94%	15.18%
Year Ended October 31, 2015	$43.25	(0.32)	5.39	5.07	–	(2.54)	(2.54)	$45.78	12.72%	$ 29,607,199	0.94%	(0.71%)	0.94%	31.89%
Institutional Service Class Shares
Year Ended October 31, 2019	$60.87	(0.30)	5.40	5.10	–	(3.18)	(3.18)	$62.79	9.41%	$748,351,132	0.98%	(0.49%)	0.98%	17.37%
Year Ended October 31, 2018	$57.50	(0.32)	6.28	5.96	–	(2.59)	(2.59)	$60.87	10.74%	$706,943,594	0.96%	(0.52%)	0.96%	19.60%
Year Ended October 31, 2017	$43.68	(0.29)	14.19	13.90	–	(0.08)	(0.08)	$57.50	31.85%	$507,165,037	1.00%	(0.56%)	1.00%	22.48%
Year Ended October 31, 2016	$45.67	(0.26)	0.43	0.17	–	(2.16)	(2.16)	$43.68	0.45%	$300,779,497	1.04%	(0.59%)	1.04%	15.18%
Year Ended October 31, 2015	$43.19	(0.31)	5.33	5.02	–	(2.54)	(2.54)	$45.67	12.61%	$166,949,030	1.16%	(0.71%)	1.16%	31.89%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE LONG/SHORT EQUITY FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Expenses to Average Net Assets (Excluding Dividend and Broker Interest Expense on Short Positions) (d)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$13.54	(0.11)	0.94	0.83	–	(0.31)	(0.31)	$14.06	6.40% (g)	$ 49,788	3.19%	(0.83%)	3.75%	2.56%	25.58%
Period Ended October 31, 2018 (h)	$13.92	(0.06)	(0.32)	(0.38)	–	–	–	$13.54	(2.73%) (g)	$ 48,460	3.09%	(0.85%)	3.57%	1.99%	13.17%
Period Ended April 30, 2018 (i)	$14.06	(0.08)	(0.06)	(0.14)	–	–	–	$13.92	1.00%	$ 18,268	3.39%	(1.49%)	3.75%	2.24%	37.50%
Class R6 Shares (j)
Year Ended October 31, 2019	$13.64	(0.08)	0.95	0.87	–	(0.31)	(0.31)	$14.20	6.66% (g)	$15,455,160	2.93%	(0.57%)	3.49%	2.30%	25.58%
Period Ended October 31, 2018 (h)	$14.00	(0.04)	(0.32)	(0.36)	–	–	–	$13.64	(2.57%) (g)	$14,492,518	2.92%	(0.61%)	3.37%	1.74%	13.17%
Year Ended April 30, 2018	$12.96	(0.12)	1.16	1.04	–	–	–	$14.00	8.02%	$14,888,939	2.76%	(0.87%)	3.09%	1.74%	37.50%
Year Ended April 30, 2017	$12.22	0.32	0.53	0.85	–	(0.11)	(0.11)	$12.96	7.03%	$ 14,787	3.04%	(0.71%)	3.04%	1.74% (k)	35.00%
Period Ended April 30, 2016 (l)	$11.92	(0.05)	0.55	0.50	–	(0.20)	(0.20)	$12.22	4.16%	$ 119,272	2.82%	(0.59%)	2.82%	1.74% (k)	83.00%
Institutional Service Class Shares (m)
Year Ended October 31, 2019	$13.58	(0.09)	0.94	0.85	–	(0.31)	(0.31)	$14.12	6.54% (g)	$ 7,027,471	3.04%	(0.65%)	3.59%	2.40%	25.58%
Period Ended October 31, 2018 (h)	$13.94	(0.05)	(0.31)	(0.36)	–	–	–	$13.58	(2.58%) (g)	$ 8,427,908	3.00%	(0.66%)	3.45%	1.82%	13.17%
Year Ended April 30, 2018	$12.93	(0.09)	1.10	1.01	–	–	–	$13.94	7.81% (g)	$10,418,471	2.79%	(0.67%)	3.97%	1.90%	37.50%
Year Ended April 30, 2017	$12.20	(0.12)	0.96	0.84	–	(0.11)	(0.11)	$12.93	6.96%	$10,356,366	3.10%	(0.80%)	4.78%	1.99% (k)	35.00%
Year Ended April 30, 2016	$12.24	(0.09)	0.25	0.16	–	(0.20)	(0.20)	$12.20	1.27%	$12,512,041	3.13%	(0.86%)	4.33%	2.14% (k)	83.00%
Year Ended April 30, 2015	$11.24	(0.10)	1.11	1.01	–	(0.01)	(0.01)	$12.24	9.01%	$10,401,111	3.33%	(1.23%)	4.53%	2.5% (k)	68.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	For the period from May 1, 2018 through October 31, 2018.
(i)	For the period from December 11, 2017 (commencement of operations) through April 30, 2018. Total return is calculated based on inception date of December 8, 2017 through April 30, 2018.
(j)	Effective December 9, 2017, Institutional Shares were renamed Class R6 Shares.
(k)	In the prior year audited financial statements, the ratio was noted as 1.30% and 1.11% for the year ended April 30, 2017 and period ended April 30, 2016, respectively for Class R6 and 1.11%, 0.99%, 0.83%, and 0.98% for the years ended April 30, 2017, 2016, 2015 and 2014, respectively for Institutional Service Class, which included the ratio of interest expense and dividends on short positions to average net assets.
(l)	For the period from August 28, 2015 (commencement of operations) through April 30, 2016. Total return is calculated based on inception date of August 28, 2015 through April 30, 2016.
(m)	Effective December 9, 2017, Investor Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE LOOMIS ALL CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$11.45	(0.03)	1.54	1.51	(0.01)	(0.82)	(0.83)	$12.13	14.48%	$ 5,161,915	1.28%	(0.21%)	1.32%	13.51%
Year Ended October 31, 2018	$10.97	(0.01)	0.54	0.53	–	(0.05)	(0.05)	$11.45	4.81%	$ 619,208	1.20%	(0.10%)	1.41%	21.94%
Period Ended October 31, 2017 (g)	$10.00	(0.02)	0.99	0.97	–	–	–	$10.97	9.70%	$ 191,324	1.29%	(0.39%)	1.43%	11.55%
Class R6 Shares
Year Ended October 31, 2019	$11.50	0.03	1.53	1.56	(0.04)	(0.82)	(0.86)	$12.20	14.93%	$178,449,111	0.82%	0.27%	0.87%	13.51%
Year Ended October 31, 2018	$11.00	0.03	0.54	0.57	(0.02)	(0.05)	(0.07)	$11.50	5.15%	$173,295,558	0.85%	0.28%	1.03%	21.94%
Period Ended October 31, 2017 (g)	$10.00	–	1.00	1.00	–	–	–	$11.00	10.00%	$200,310,013	0.85%	0.08%	0.98%	11.55%
Eagle Class Shares
Year Ended October 31, 2019	$11.48	0.01	1.56	1.57	(0.02)	(0.82)	(0.84)	$12.21	15.00%	$135,646,669	1.02%	0.07%	1.06%	13.51%
Period Ended October 31, 2018 (h)	$11.76	(0.01)	(0.27)	(0.28)	–	–	–	$11.48	(2.38%)	$ 256,407	0.94%	(0.37%)	1.36%	21.94%
Institutional Service Class Shares
Year Ended October 31, 2019	$11.48	0.02	1.54	1.56	(0.03)	(0.82)	(0.85)	$12.19	15.00% (i)	$ 14,441,118	0.89%	0.16%	0.93%	13.51%
Year Ended October 31, 2018	$10.98	0.01	0.54	0.55	–	(0.05)	(0.05)	$11.48	5.00%	$ 7,779,313	0.97%	0.12%	1.18%	21.94%
Period Ended October 31, 2017 (g)	$10.00	(0.01)	0.99	0.98	–	–	–	$10.98	9.80%	$ 1,704,502	1.09%	(0.19%)	1.23%	11.55%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 31, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through October 31, 2017.
(h)	For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through October 31, 2018.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Financial Highlights: Nationwide mellon disciplined value Fund
For a Share Outstanding for the Period ended:
		Investment Operations			Distributions				Ratios/Supplemental Data (%)
	Net asset value, beginning of period	Investment income—net[a]	Net realized and unrealized gain (loss) on investments	Total from Investment Operations	Dividends from investment income—net	Dividends from net realized gain on investments	Total Distributions	Net asset value, end of period	Total Return (%)	Ratio of total expenses to average net assets	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio Turnover Rate	Net Assets end of period ($ x 1,000)
Class K Shares*
10/31/2019	$37.42	.42	2.83	3.25	(.40)	(5.55)	(5.95)	$34.72	11.01	1.01	1.00	1.26	52.79	578,893
10/31/2018	$38.29	.36	2.65	3.01	(.32)	(3.56)	(3.88)	$37.42	8.34	1.01	1.00	.95	72.06	593,773
10/31/2017	$32.68	.37	6.30	6.67	(.36)	(.70)	(1.06)	$38.29	20.84	1.01	1.00	1.02	55.38	598,185
10/31/2016	$35.74	.37	.60	.97	(.37)	(3.66)	(4.03)	$32.68	3.15	1.01	1.00	1.15	49.27	538,297
10/31/2015	$37.63	.32	1.96	2.28	(.30)	(3.87)	(4.17)	$35.74	6.62	1.01	1.00	.90	65.96	564,964
aBased on average shares outstanding.
*Financial information provided for Class K shares for periods prior to December 16, 2019 is based on the financial information of Shares of the Predecessor Fund.

FINANCIAL HIGHLIGHTS: NATIONWIDE MELLON DYNAMIC U.S. CORE FUND (FORMERLY, NATIONWIDE DYNAMIC U.S. GROWTH FUND)
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$12.36	0.13	1.17	1.30	(0.12)	(3.83)	(3.95)	$ 9.71	18.99%	$ 43,376,574	0.90%	1.43%	1.10%	4.49%
Year Ended October 31, 2018	$12.46	0.04	1.11	1.15	(0.03)	(1.22)	(1.25)	$12.36	9.68%	$ 29,136,197	0.94%	0.34%	1.15%	153.29%
Year Ended October 31, 2017	$10.34	0.02	2.64	2.66	(0.02)	(0.52)	(0.54)	$12.46	26.88%	$ 30,306,398	0.96%	0.17%	1.16%	82.46%
Year Ended October 31, 2016	$11.07	0.04	(0.24)	(0.20)	(0.04)	(0.49)	(0.53)	$10.34	(1.83%)	$ 28,098,839	0.97%	0.35%	1.19%	100.36%
Year Ended October 31, 2015	$12.70	0.01	0.81	0.82	(0.02)	(2.43)	(2.45)	$11.07	8.41%	$ 35,834,674	0.96%	0.13%	1.17%	95.18%
Class C Shares
Year Ended October 31, 2019	$ 9.46	0.04	0.67	0.71	(0.07)	(3.83)	(3.90)	$ 6.27	18.12%	$ 5,277,086	1.69%	0.65%	1.89%	4.49%
Year Ended October 31, 2018	$ 9.86	(0.05)	0.87	0.82	–	(1.22)	(1.22)	$ 9.46	8.84%	$ 4,314,906	1.76%	(0.50%)	1.96%	153.29%
Year Ended October 31, 2017	$ 8.35	(0.06)	2.10	2.04	(0.01)	(0.52)	(0.53)	$ 9.86	25.68%	$ 6,439,140	1.76%	(0.62%)	1.96%	82.46%
Year Ended October 31, 2016	$ 9.07	(0.04)	(0.18)	(0.22)	(0.01)	(0.49)	(0.50)	$ 8.35	(2.54%)	$ 6,621,421	1.76%	(0.45%)	1.98%	100.36%
Year Ended October 31, 2015	$10.91	(0.06)	0.65	0.59	–	(2.43)	(2.43)	$ 9.07	7.50%	$ 6,498,502	1.76%	(0.67%)	1.96%	95.18%
Class R Shares
Year Ended October 31, 2019	$12.04	0.09	1.12	1.21	(0.08)	(3.83)	(3.91)	$ 9.34	18.58%	$ 86,163	1.30%	1.04%	1.50%	4.49%
Year Ended October 31, 2018	$12.20	(0.01)	1.08	1.07	(0.01)	(1.22)	(1.23)	$12.04	9.20%	$ 69,504	1.35%	(0.07%)	1.55%	153.29%
Year Ended October 31, 2017	$10.17	(0.01)	2.57	2.56	(0.01)	(0.52)	(0.53)	$12.20	26.32%	$ 61,710	1.32%	(0.13%)	1.52%	82.46%
Year Ended October 31, 2016	$10.90	0.05	(0.22)	(0.17)	(0.07)	(0.49)	(0.56)	$10.17	(1.61%)	$ 135,566	0.79%	0.52%	1.01%	100.36%
Year Ended October 31, 2015	$12.57	(0.02)	0.78	0.76	–	(2.43)	(2.43)	$10.90	7.93%	$ 122,592	1.35%	(0.22%)	1.55%	95.18%
Class R6 Shares (g)
Year Ended October 31, 2019	$13.02	0.17	1.29	1.46	(0.15)	(3.83)	(3.98)	$10.50	19.38%	$185,332,637	0.61%	1.70%	0.82%	4.49%
Year Ended October 31, 2018	$13.06	0.08	1.16	1.24	(0.06)	(1.22)	(1.28)	$13.02	10.00%	$172,430,086	0.65%	0.63%	0.85%	153.29%
Year Ended October 31, 2017	$10.81	0.06	2.76	2.82	(0.05)	(0.52)	(0.57)	$13.06	27.24%	$169,882,882	0.65%	0.48%	0.85%	82.46%
Year Ended October 31, 2016	$11.55	0.07	(0.24)	(0.17)	(0.08)	(0.49)	(0.57)	$10.81	(1.52%)	$144,091,314	0.65%	0.67%	0.87%	100.36%
Year Ended October 31, 2015	$13.17	0.05	0.84	0.89	(0.08)	(2.43)	(2.51)	$11.55	8.73%	$160,968,539	0.65%	0.45%	0.85%	95.18%
Eagle Class Shares
Year Ended October 31, 2019	$13.09	0.16	1.32	1.48	(0.14)	(3.83)	(3.97)	$10.60	19.43% (h)	$ 5,425	0.76%	1.56%	0.96%	4.49%
Period Ended October 31, 2018 (i)	$14.39	0.01	(1.31)	(1.30)	–	–	–	$13.09	(9.03%)	$ 4,549	0.73%	0.72%	0.94%	153.29%
Institutional Service Class Shares
Year Ended October 31, 2019	$13.09	0.19	1.27	1.46	(0.14)	(3.83)	(3.97)	$10.58	19.19%	$ 33,548,776	0.72%	1.84%	0.91%	4.49%
Year Ended October 31, 2018	$13.12	0.06	1.17	1.23	(0.04)	(1.22)	(1.26)	$13.09	9.88%	$ 5,738,440	0.80%	0.49%	1.01%	153.29%
Year Ended October 31, 2017	$10.86	0.03	2.78	2.81	(0.03)	(0.52)	(0.55)	$13.12	26.98%	$ 6,200,165	0.86%	0.29%	1.06%	82.46%
Year Ended October 31, 2016	$11.59	0.05	(0.24)	(0.19)	(0.05)	(0.49)	(0.54)	$10.86	(1.66%)	$ 15,316,156	0.86%	0.46%	1.08%	100.36%
Year Ended October 31, 2015	$13.19	0.02	0.84	0.86	(0.03)	(2.43)	(2.46)	$11.59	8.42%	$ 20,150,897	0.88%	0.21%	1.09%	95.18%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

FINANCIAL HIGHLIGHTS: NATIONWIDE SMALL COMPANY GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$19.03	(0.22)	2.17	1.95	–	(0.96)	(0.96)	$20.02	11.31%	$ 35,574,303	1.32%	(1.09%)	1.33%	17.37%
Year Ended October 31, 2018	$17.52	(0.21)	2.28	2.07	–	(0.56)	(0.56)	$19.03	12.16%	$ 29,343,929	1.32%	(1.07%)	1.32%	16.23%
Year Ended October 31, 2017	$13.50	(0.14)	4.63	4.49	–	(0.47)	(0.47)	$17.52	34.07%	$ 21,321,775	1.31%	(0.92%)	1.33%	15.58%
Year Ended October 31, 2016	$13.26	(0.11)	0.67	0.56	–	(0.32)	(0.32)	$13.50	4.31%	$ 8,394,865	1.33%	(0.87%)	1.36%	14.34%
Year Ended October 31, 2015	$16.77	(0.09)	0.94	0.85	–	(4.36)	(4.36)	$13.26	7.89%	$ 3,308,794	1.34%	(0.72%)	1.72%	25.26%
Institutional Service Class Shares
Year Ended October 31, 2019	$19.24	(0.19)	2.18	1.99	–	(0.96)	(0.96)	$20.27	11.40%	$264,313,528	1.19%	(0.95%)	1.19%	17.37%
Year Ended October 31, 2018	$17.67	(0.18)	2.31	2.13	–	(0.56)	(0.56)	$19.24	12.40%	$266,605,031	1.19%	(0.93%)	1.19%	16.23%
Year Ended October 31, 2017	$13.60	(0.12)	4.66	4.54	–	(0.47)	(0.47)	$17.67	34.19%	$220,554,336	1.19%	(0.74%)	1.20%	15.58%
Year Ended October 31, 2016	$13.34	(0.08)	0.66	0.58	–	(0.32)	(0.32)	$13.60	4.43%	$169,777,023	1.19%	(0.64%)	1.22%	14.34%
Year Ended October 31, 2015	$16.82	(0.09)	0.97	0.88	–	(4.36)	(4.36)	$13.34	8.10%	$190,500,495	1.19%	(0.69%)	1.33%	25.26%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE U.S. SMALL CAP VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$12.67	0.06	(0.18)	(0.12)	(0.06)	(0.96)	(1.02)	$11.53	0.01%	$ 2,981,836	1.33%	0.53%	1.33%	26.04%
Year Ended October 31, 2018	$14.46	0.05	(0.48)	(0.43)	–	(1.36)	(1.36)	$12.67	(3.51%)	$ 5,463,787	1.32%	0.35%	1.32%	27.09%
Year Ended October 31, 2017	$12.28	0.01	2.75	2.76	(0.02)	(0.56)	(0.58)	$14.46	22.67%	$ 7,485,527	1.38%	0.04%	1.38%	38.77%
Year Ended October 31, 2016	$13.01	0.02	0.36	0.38	(0.03)	(1.08)	(1.11)	$12.28	3.63%	$ 7,814,616	1.44%	0.19%	1.44%	27.10%
Year Ended October 31, 2015	$15.24	0.02	(0.38)	(0.36)	(0.01)	(1.86)	(1.87)	$13.01	(1.95%)	$ 11,767,447	1.46%	0.17%	1.47%	26.93%
Class C Shares
Year Ended October 31, 2019	$11.71	(0.03)	(0.17)	(0.20)	–	(0.96)	(0.96)	$10.55	(0.80%)	$ 1,296,587	2.12%	(0.26%)	2.12%	26.04%
Year Ended October 31, 2018	$13.56	(0.05)	(0.44)	(0.49)	–	(1.36)	(1.36)	$11.71	(4.25%)	$ 2,270,887	2.09%	(0.41%)	2.09%	27.09%
Year Ended October 31, 2017	$11.61	(0.09)	2.60	2.51	–	(0.56)	(0.56)	$13.56	21.80%	$ 2,987,496	2.13%	(0.71%)	2.13%	38.77%
Year Ended October 31, 2016	$12.42	(0.07)	0.34	0.27	–	(1.08)	(1.08)	$11.61	2.81%	$ 2,509,825	2.20%	(0.59%)	2.20%	27.10%
Year Ended October 31, 2015	$14.73	(0.07)	(0.38)	(0.45)	–	(1.86)	(1.86)	$12.42	(2.70%)	$ 3,224,309	2.19%	(0.57%)	2.20%	26.93%
Class R6 Shares (g)
Year Ended October 31, 2019	$13.03	0.10	(0.20)	(0.10)	(0.14)	(0.96)	(1.10)	$11.83	0.25%	$ 5,764,194	1.02%	0.83%	1.02%	26.04%
Year Ended October 31, 2018	$14.84	0.09	(0.48)	(0.39)	(0.06)	(1.36)	(1.42)	$13.03	(3.18%)	$ 7,488,444	0.98%	0.63%	0.98%	27.09%
Year Ended October 31, 2017	$12.58	0.06	2.82	2.88	(0.06)	(0.56)	(0.62)	$14.84	23.11%	$ 4,903,712	1.03%	0.39%	1.03%	38.77%
Year Ended October 31, 2016	$13.28	0.06	0.37	0.43	(0.05)	(1.08)	(1.13)	$12.58	3.99%	$ 4,883,788	1.09%	0.50%	1.09%	27.10%
Year Ended October 31, 2015	$15.50	0.07	(0.39)	(0.32)	(0.04)	(1.86)	(1.90)	$13.28	(1.64%)	$ 3,942,243	1.09%	0.50%	1.09%	26.93%
Institutional Service Class Shares
Year Ended October 31, 2019	$12.78	0.07	(0.18)	(0.11)	(0.09)	(0.96)	(1.05)	$11.62	0.06%	$110,748,458	1.26%	0.59%	1.26%	26.04%
Year Ended October 31, 2018	$14.58	0.06	(0.48)	(0.42)	(0.02)	(1.36)	(1.38)	$12.78	(3.41%)	$160,314,844	1.22%	0.44%	1.22%	27.09%
Year Ended October 31, 2017	$12.37	0.02	2.78	2.80	(0.03)	(0.56)	(0.59)	$14.58	22.83%	$166,652,147	1.25%	0.16%	1.25%	38.77%
Year Ended October 31, 2016	$13.10	0.03	0.36	0.39	(0.04)	(1.08)	(1.12)	$12.37	3.66%	$145,702,488	1.34%	0.25%	1.34%	27.10%
Year Ended October 31, 2015	$15.32	0.04	(0.39)	(0.35)	(0.01)	(1.86)	(1.87)	$13.10	(1.82%)	$128,228,157	1.34%	0.27%	1.34%	26.93%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE WCM FOCUSED SMALL CAP FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$35.90	(0.16)	2.34	2.18	–	(13.56)	–	(13.56)	$24.52	14.39%	$ 15,309,267	1.54%	(0.66%)	1.60%	52.18%
Year Ended October 31, 2018	$40.13	(0.23)	(0.82)	(1.05)	(0.04)	(3.14)	–	(3.18)	$35.90	(2.89%)	$ 14,848,196	1.38%	(0.60%)	1.40%	172.38%
Year Ended October 31, 2017	$30.79	–	9.39	9.39	–	(0.05)	–	(0.05)	$40.13	30.50%	$ 22,366,548	1.37%	(0.01%)	1.37%	95.99%
Year Ended October 31, 2016	$30.22	0.03	1.40	1.43	(0.03)	(0.82)	(0.01)	(0.86)	$30.79	4.94%	$ 18,401,857	1.45%	0.10%	1.45%	69.62%
Year Ended October 31, 2015	$30.10	(0.05)	0.17	0.12	–	–	–	–	$30.22	0.40%	$ 24,362,293	1.44%	(0.17%)	1.44%	103.94%
Class C Shares
Year Ended October 31, 2019	$33.18	(0.30)	1.91	1.61	–	(13.56)	–	(13.56)	$21.23	13.54%	$ 5,004,266	2.29%	(1.41%)	2.35%	52.18%
Year Ended October 31, 2018	$37.57	(0.48)	(0.75)	(1.23)	(0.02)	(3.14)	–	(3.16)	$33.18	(3.62%)	$ 8,569,392	2.13%	(1.37%)	2.16%	172.38%
Year Ended October 31, 2017	$29.04	(0.26)	8.84	8.58	–	(0.05)	–	(0.05)	$37.57	29.55%	$ 9,863,605	2.12%	(0.76%)	2.12%	95.99%
Year Ended October 31, 2016	$28.73	(0.19)	1.32	1.13	–	(0.82)	–	(0.82)	$29.04	4.11%	$ 7,751,965	2.21%	(0.67%)	2.21%	69.62%
Year Ended October 31, 2015	$28.82	(0.27)	0.18	(0.09)	–	–	–	–	$28.73	(0.31%)	$ 8,931,807	2.19%	(0.91%)	2.19%	103.94%
Class R6 Shares (g)
Year Ended October 31, 2019	$36.97	(0.08)	2.51	2.43	–	(13.56)	–	(13.56)	$25.84	14.78%	$ 2,230,227	1.20%	(0.30%)	1.25%	52.18%
Year Ended October 31, 2018	$41.11	(0.07)	(0.87)	(0.94)	(0.06)	(3.14)	–	(3.20)	$36.97	(2.54%)	$ 2,785,456	1.00%	(0.18%)	1.02%	172.38%
Year Ended October 31, 2017	$31.46	0.13	9.61	9.74	(0.04)	(0.05)	–	(0.09)	$41.11	30.97%	$ 87,473,796	1.01%	0.35%	1.01%	95.99%
Year Ended October 31, 2016	$30.87	0.12	1.46	1.58	(0.13)	(0.82)	(0.04)	(0.99)	$31.46	5.33%	$ 73,229,275	1.09%	0.42%	1.09%	69.62%
Year Ended October 31, 2015	$30.64	0.05	0.18	0.23	–	–	–	–	$30.87	0.75%	$ 338,296	1.05%	0.16%	1.05%	103.94%
Institutional Service Class Shares
Year Ended October 31, 2019	$36.86	(0.11)	2.48	2.37	–	(13.56)	–	(13.56)	$25.67	14.62%	$ 45,063,142	1.31%	(0.43%)	1.37%	52.18%
Year Ended October 31, 2018	$41.03	(0.13)	(0.84)	(0.97)	(0.06)	(3.14)	–	(3.20)	$36.86	(2.63%)	$ 44,421,820	1.11%	(0.33%)	1.13%	172.38%
Year Ended October 31, 2017	$31.40	0.10	9.59	9.69	(0.01)	(0.05)	–	(0.06)	$41.03	30.88%	$ 90,228,862	1.09%	0.26%	1.09%	95.99%
Year Ended October 31, 2016	$30.84	0.12	1.41	1.53	(0.11)	(0.82)	(0.04)	(0.97)	$31.40	5.20%	$ 33,699,602	1.16%	0.40%	1.16%	69.62%
Year Ended October 31, 2015	$30.60	0.06	0.18	0.24	–	–	–	–	$30.84	0.78%	$114,942,706	1.10%	0.18%	1.10%	103.94%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE ZIEGLER EQUITY INCOME FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$14.83	0.31	0.87	1.18	(0.33)	(2.51)	(2.84)	$13.17	11.14%	$ 20,069,263	1.06%	2.40%	1.31%	37.15% (g)
Year Ended October 31, 2018	$15.78	0.35	0.31	0.66	(0.36)	(1.25)	(1.61)	$14.83	4.07%	$ 17,278,778	0.93%	2.25%	0.93%	33.21%
Year Ended October 31, 2017	$13.49	0.37	2.33	2.70	(0.41)	–	(0.41)	$15.78	20.28%	$ 19,165,335	0.91%	2.48%	0.91%	59.73%
Year Ended October 31, 2016	$13.46	0.37	0.19	0.56	(0.32)	(0.21)	(0.53)	$13.49	4.35%	$ 18,197,057	0.91%	2.80%	0.91%	47.93%
Year Ended October 31, 2015	$13.87	0.31	(0.22)	0.09	(0.38)	(0.12)	(0.50)	$13.46	0.78%	$ 20,726,341	0.93%	2.29%	0.93%	56.34%
Class C Shares
Year Ended October 31, 2019	$14.69	0.21	0.85	1.06	(0.25)	(2.51)	(2.76)	$12.99	10.24%	$ 4,734,880	1.84%	1.67%	2.08%	37.15% (g)
Year Ended October 31, 2018	$15.64	0.23	0.32	0.55	(0.25)	(1.25)	(1.50)	$14.69	3.34%	$ 6,889,591	1.69%	1.50%	1.69%	33.21%
Year Ended October 31, 2017	$13.38	0.25	2.31	2.56	(0.30)	–	(0.30)	$15.64	19.35%	$ 7,938,377	1.65%	1.74%	1.65%	59.73%
Year Ended October 31, 2016	$13.35	0.27	0.19	0.46	(0.22)	(0.21)	(0.43)	$13.38	3.62%	$ 6,794,975	1.65%	2.07%	1.65%	47.93%
Year Ended October 31, 2015	$13.76	0.21	(0.22)	(0.01)	(0.28)	(0.12)	(0.40)	$13.35	0.05%	$ 7,355,755	1.67%	1.55%	1.67%	56.34%
Class R6 Shares (h)
Year Ended October 31, 2019	$14.90	0.44	0.75	1.19	(0.35)	(2.51)	(2.86)	$13.23	11.14%	$ 571,386	0.62%	3.38%	0.62%	37.15% (g)
Year Ended October 31, 2018	$15.84	0.41	0.32	0.73	(0.42)	(1.25)	(1.67)	$14.90	4.47%	$283,033,511	0.60%	2.65%	0.60%	33.21%
Year Ended October 31, 2017	$13.54	0.43	2.33	2.76	(0.46)	–	(0.46)	$15.84	20.68%	$439,687,649	0.56%	2.89%	0.56%	59.73%
Year Ended October 31, 2016	$13.51	0.41	0.20	0.61	(0.37)	(0.21)	(0.58)	$13.54	4.69%	$692,679,903	0.57%	3.09%	0.57%	47.93%
Year Ended October 31, 2015	$13.92	0.36	(0.22)	0.14	(0.43)	(0.12)	(0.55)	$13.51	1.13%	$463,282,131	0.59%	2.64%	0.59%	56.34%
Institutional Service Class Shares
Year Ended October 31, 2019	$14.89	0.34	0.87	1.21	(0.36)	(2.51)	(2.87)	$13.23	11.32%	$ 11,876,258	0.85%	2.61%	1.10%	37.15% (g)
Year Ended October 31, 2018	$15.83	0.38	0.33	0.71	(0.40)	(1.25)	(1.65)	$14.89	4.35%	$ 11,560,263	0.72%	2.44%	0.72%	33.21%
Year Ended October 31, 2017	$13.54	0.41	2.32	2.73	(0.44)	–	(0.44)	$15.83	20.47%	$ 11,149,255	0.68%	2.75%	0.68%	59.73%
Year Ended October 31, 2016	$13.50	0.40	0.20	0.60	(0.35)	(0.21)	(0.56)	$13.54	4.65%	$ 12,236,349	0.68%	3.00%	0.68%	47.93%
Year Ended October 31, 2015	$13.92	0.34	(0.23)	0.11	(0.41)	(0.12)	(0.53)	$13.50	0.94%	$ 11,272,994	0.70%	2.51%	0.70%	56.34%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 94 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
©2020 Nationwide Funds Group	PR-CEQ (2/20)

Fixed-Income Funds
Prospectus  February 28, 2020
Nationwide Bond Fund
Class A (NBDAX) / Class C (GBDCX) / Class R (GBDRX) Class R6 (NWIBX) / Institutional Service Class (MUIBX)
Nationwide Core Plus Bond Fund
Class A (NWCPX) / Class R6 (NWCIX) Institutional Service Class (NWCSX)
Nationwide Government Money Market Fund
Investor Shares (MIFXX) / Service Class (NWSXX) Class R6 (GMIXX)
Nationwide Inflation-Protected Securities Fund
Class A (NIFAX) / Class R6 (NIFIX) Institutional Service Class (NWXNX)
Nationwide Loomis Core Bond Fund
Class A (NWJGX) / Class C (NWJHX) / Class R6 (NWJIX) Institutional Service Class (NWJJX)
Nationwide Loomis Short Term Bond Fund
Class A (NWJSX) / Class C (NWJTX) / Class R6 (NWJUX) Institutional Service Class (NWJVX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
26	How the Funds Invest
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
37	Risks of Investing in the Funds
44	Fund Management
46	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
59	Distributions and Taxes
62	Additional Information
63	Financial Highlights
70	Appendix A
Intermediary Sales Charge Discounts and Waivers
1

Fund Summary: Nationwide Bond Fund
Objective
The Nationwide Bond Fund seeks as high a level of current income as is consistent with preserving capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 46 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.14%	0.16%	0.31%	0.11%	0.18%
Total Annual Fund Operating Expenses	0.79%	1.56%	1.21%	0.51%	0.58%
Fee Waiver/Expense Reimbursement(1)	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%	1.49%	1.14%	0.44%	0.51%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.44% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$297	$465	$647	$1,175
Class C Shares	252	486	843	1,851
Class R Shares	116	377	658	1,460
Class R6 Shares	45	156	278	634
Institutional Service Class Shares	52	179	317	719
2

Fund Summary: Nationwide Bond Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$152	$486	$843	$1,851
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.73% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, mortgage-backed securities, asset-backed securities and commercial paper. The Fund also may invest in high-yield bonds (commonly known as “junk bonds”), as well as foreign government and corporate bonds that are denominated in U.S. dollars. Securities in which the Fund invests may include those that pay interest on either a fixed-rate or variable-rate basis. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while seeking safety of principal. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index. For example, if the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 7 years, the Fund’s average portfolio duration typically will be within a range of 6-8 years. As of December 31, 2019, the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.84 years, although this can change or fluctuate over time.
The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and better serve the Fund’s investment objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

3

Fund Summary: Nationwide Bond Fund (cont.)
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Please call 800-848-0920 for the Fund’s current 30-day yield.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	3.57%	–	3rd qtr. of 2010
Lowest Quarter:	-2.97%	–	4th qtr. of 2016
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Class R6 shares is December 6, 2012. Pre-inception historical performance for Class R6 shares is based on the previous performance of Institutional Service Class shares. Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated effective August 1, 2012.
Performance returns for Class A shares reflect a front-end sales charge of 4.25% that applied through October 28, 2013, after which it was reduced to 2.25%.

4

Fund Summary: Nationwide Bond Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	6.20%	2.54%	3.59%
Class C Shares – Before Taxes	6.73%	2.20%	3.27%
Class R Shares – Before Taxes	8.42%	2.65%	3.72%
Class R6 Shares – Before Taxes	8.97%	3.30%	4.33%
Institutional Service Class Shares – Before Taxes	8.78%	3.22%	3.81%
Institutional Service Class Shares – After Taxes on Distributions	7.49%	2.01%	2.36%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	5.18%	1.92%	2.38%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	8.72%	3.05%	3.75%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Nationwide Asset Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Gary S. Davis, CFA	Senior Investment Professional	Since 2004
Corsan Maley	Senior Investment Professional	Since 2016
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Fund Summary: Nationwide Core Plus Bond Fund
Objective
The Nationwide Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 46 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.16%	0.06%	0.16%
Total Annual Fund Operating Expenses	0.84%	0.49%	0.59%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$682	$871	$1,418
Class R6 Shares	50	157	274	616
Institutional Service Class Shares	60	189	329	738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113.81% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. For purposes of this policy, the term “fixed-income securities” means bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. These securities typically include corporate bonds, U.S. government securities, and mortgage-backed securities. The Fund generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered, at the time of their purchase, to be investment grade. The Fund may invest up to
6

Fund Summary: Nationwide Core Plus Bond Fund (cont.)
20% of its net assets, at the time of their purchase, in high-yield bonds, which are lower-rated or non-investment grade, and are often referred to as “junk bonds.”
The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities, such as high-yield bonds, that carry higher risks, but which potentially offer higher investment rewards.
In managing the Fund’s assets, the subadviser attempts to moderate interest rate risk, seeking to preserve principal in periods of rising interest rates in an attempt to achieve above-average returns over the long run. The Fund is managed so that its weighted-average maturity will range from four to nine years, and its duration will range from three to seven years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s subadviser may sell a security in order to manage risk, to achieve an attractive total return, or to take advantage of more favorable opportunities. The Fund may engage in frequent and active trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed securities risk – mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.
High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks

7

Fund Summary: Nationwide Core Plus Bond Fund (cont.)
often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the TS&W Fixed Income Portfolio, a former series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 22, 2013. The returns presented for the Fund prior to April 22, 2013 reflect the historical performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	3.95%	–	3rd qtr. of 2010
Lowest Quarter:	-1.93%	–	4th qtr. of 2016
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Class A shares and Institutional Service Class shares is April 24, 2013. Pre-inception historical performance for each of these share classes is based on the previous performance of Class R6 shares (which is based on the previous performance of the Predecessor Fund). Compared to the performance of Class R6 shares, the performance for Class A and Institutional Service Class shares has been adjusted to reflect differences in sales charges, but not differing expenses.

8

Fund Summary: Nationwide Core Plus Bond Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	4.78%	2.27%	3.85%
Class R6 Shares – Before Taxes	9.76%	3.54%	4.55%
Class R6 Shares – After Taxes on Distributions	8.36%	2.14%	2.97%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	5.76%	2.08%	2.89%
Institutional Service Class Shares – Before Taxes	9.65%	3.46%	4.50%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	8.72%	3.05%	3.75%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Thompson, Siegel & Walmsley LLC
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
William M. Bellamy, CFA	Director of Income Strategies	Since 2002
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Summary: Nationwide Government Money Market Fund
Objective
The Nationwide Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a “government” money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. There are no sales charges to purchase or sell shares of the Fund.
	Investor Shares	Service Class Shares	Class R6 Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	0.15%	None
Other Expenses	0.27%	0.32%	0.17%
Total Annual Fund Operating Expenses	0.57%	0.77%	0.47%
Fee Waiver/Expense Reimbursement(1)	None	(0.02)%	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.57%	0.75%	0.47%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.75% for Service Class shares only until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$58	$183	$318	$714
Service Class Shares	77	244	426	952
Class R6 Shares	48	151	263	591
Principal Investment Strategies
The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund limits investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a dollar-weighted average life of no more than 120 calendar days that is determined without reference to certain interest rate readjustments.
10

Fund Summary: Nationwide Government Money Market Fund (cont.)
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
The Fund does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. However, the Fund’s Board of Trustees may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.
Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Principal Risks
Loss of money is a risk of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value.
Other risks of investing in the Fund include:
Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk– U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Credit risk is the risk that an issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of a bond. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Redemption and liquidity risk– the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers, or due to general market conditions and a lack of willing buyers.
Repurchase agreements risk– exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.
Investments in other money market mutual funds risk – to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security

11

Fund Summary: Nationwide Government Money Market Fund (cont.)
is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
Risk associated with holding cash– although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Please call 800-848-0920 for the Fund’s current 7-day yield.
Annual Total Returns – Investor Shares
(Years Ended December 31,)
Highest Quarter:	0.48%	–	1st qtr. of 2019
Lowest Quarter:	0.00%	–	1st qtr. of 2010
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Investor Shares	1.73%	0.68%	0.34%
Service Class Shares	1.52%	0.57%	0.28%
Class R6 Shares	1.80%	0.74%	0.37%
iMoneyNet Money Fund AverageTM Government All (The Index does not pay sales charges, fees, expenses or taxes.)	1.79%	0.75%	0.38%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Federated Investment Management Company
Purchase and Sale of Fund Shares
Minimum Initial Investment Investor Shares: $2,000 Service Class: $50,000 Class R6: $1,000,000 Automatic Asset Accumulation Plan (Investor Shares): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Investor Shares: $100 Service Class, Class R6: no minimum Automatic Asset Accumulation Plan (Investor Shares): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

12

Fund Summary: Nationwide Government Money Market Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
13

Fund Summary: Nationwide Inflation-Protected Securities Fund
Objective
The Nationwide Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 46 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.24%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.74%	0.38%	0.50%
Fee Waiver/Expense Reimbursement(1)	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.66%	0.30%	0.42%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.30% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$291	$448	$620	$1,115
Class R6 Shares	31	114	205	473
Institutional Service Class Shares	43	152	272	621
14

Fund Summary: Nationwide Inflation-Protected Securities Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.70% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities (or “bonds”) that are indexed or linked to the rate of inflation in the United States. Such inflation-protected securities are designed to protect the future purchasing power of the money invested in them. For the foreseeable future, the Fund’s investment adviser and subadviser anticipate investing the Fund’s assets primarily in Treasury Inflation Protected Securities (“TIPS”), which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, the Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase.
The Fund may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index. As of December 31, 2019, the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index was 7.49 years, although this can change or fluctuate over time. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Inflation-protected securities risk– because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation-protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund’s income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.

15

Fund Summary: Nationwide Inflation-Protected Securities Fund (cont.)
Inflation-protected securities tax risk– any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-protected bond held by the Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.
U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	4.41%	–	1st qtr. of 2016
Lowest Quarter:	-6.81%	–	2nd qtr. of 2013
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance returns for Class A shares reflect a front-end sales charge of 4.25% that applied through October 28, 2013, after which it was reduced to 2.25%.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.

16

Fund Summary: Nationwide Inflation-Protected Securities Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	Since Inception (September 17, 2012)
Class A Shares – Before Taxes	5.60%	1.62%	0.10%
Class R6 Shares – Before Taxes	8.31%	2.38%	0.99%
Class R6 Shares – After Taxes on Distributions	7.55%	1.90%	0.62%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	4.92%	1.62%	0.59%
Institutional Service Class Shares – Before Taxes	8.19%	2.19%	0.78%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities IndexSM (The Index does not pay sales charges, fees, expenses or taxes.)	8.43%	2.62%	1.04%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Nationwide Asset Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Gary R. Hunt, CFA	Senior Investment Professional	Since 2012
Chad W. Finefrock, CFA	Senior Investment Professional	Since 2016
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

Fund Summary: Nationwide Loomis Core Bond Fund
Objective
The Nationwide Loomis Core Bond Fund seeks total return through investments in fixed-income securities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 46 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.24%	0.18%	0.10%	0.35%
Total Annual Fund Operating Expenses	0.89%	1.33%	0.50%	0.75%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$314	$502	$707	$1,296
Class C Shares	235	421	729	1,601
Class R6 Shares	51	160	280	628
Institutional Service Class Shares	77	240	417	930
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$135	$421	$729	$1,601
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.32% of the average value of its portfolio.
18

Fund Summary: Nationwide Loomis Core Bond Fund (cont.)
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
•Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Aggregate Bond Index”), although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Aggregate Bond Index was 5.84 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•the financial strength of the issuer;
•current interest rates and valuations;
•the stability and volatility of a country’s bond markets and
•expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

19

Fund Summary: Nationwide Loomis Core Bond Fund (cont.)
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Bond Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	3.53%	–	1st qtr. of 2019
Lowest Quarter:	-2.59%	–	4th qtr. of 2016
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

20

Fund Summary: Nationwide Loomis Core Bond Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	6.93%	2.47%	3.58%
Class A Shares – After Taxes on Distributions	5.52%	1.40%	2.27%
Class A Shares – After Taxes on Distributions and Sales of Shares	4.08%	1.42%	2.28%
Class C Shares – Before Taxes	8.08%	2.52%	3.38%
Class R6 Shares – Before Taxes	9.84%	3.31%	4.13%
Institutional Service Class Shares – Before Taxes	9.57%	3.07%	4.00%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	8.72%	3.05%	3.75%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017
Daniel Conklin, CFA	Vice President	Since 2019
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Fund Summary: Nationwide Loomis Short Term Bond Fund
Objective
The Nationwide Loomis Short Term Bond Fund seeks total return through investments in fixed-income securities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 46 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.21%	0.20%	0.13%	0.18%
Total Annual Fund Operating Expenses	0.81%	1.30%	0.48%	0.53%
Fee Waiver/Expense Reimbursement(1)	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	1.27%	0.45%	0.50%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.45% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$303	$475	$662	$1,201
Class C Shares	229	409	710	1,565
Class R6 Shares	46	151	266	601
Institutional Service Class Shares	51	167	293	662
22

Fund Summary: Nationwide Loomis Short Term Bond Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$129	$409	$710	$1,565
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.63% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
•Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Index was 1.81 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•the financial strength of the issuer;
•current interest rates and valuations;
•the stability and volatility of a country’s bond markets and
•expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent

23

Fund Summary: Nationwide Loomis Short Term Bond Fund (cont.)
the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Short Term Bond Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	2.25%	–	1st qtr. of 2019
Lowest Quarter:	-0.80%	–	2nd qtr. of 2013
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.

24

Fund Summary: Nationwide Loomis Short Term Bond Fund (cont.)
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	3.29%	1.29%	1.41%
Class A Shares – After Taxes on Distributions	2.35%	0.65%	0.79%
Class A Shares – After Taxes on Distributions and Sales of Shares	1.94%	0.70%	0.82%
Class C Shares – Before Taxes	4.02%	1.24%	1.15%
Class R6 Shares – Before Taxes	5.95%	2.08%	1.96%
Institutional Service Class Shares – Before Taxes	5.90%	2.04%	1.92%
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (The Index does not pay sales charges, fees, expenses or taxes.)	4.03%	1.67%	1.54%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Kurt L. Wagner, CFA, CIC	Vice President	Since 2017
Daniel Conklin, CFA	Vice President	Since 2019
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

How the Funds Invest: Nationwide Bond Fund
Objective
The Nationwide Bond Fund seeks as high a level of current income as is consistent with preserving capital. This objective may be changed by the Nationwide Mutual Funds’ (the “Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities that are investment grade, including corporate bonds, mortgage-backed securities, asset-backed securities, U.S. government securities and commercial paper. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund also may invest a portion of its assets in foreign government and corporate bonds that are denominated in U.S. dollars and in high-yield bonds. Securities in which the Fund invests may include those that pay interest on either a fixed-rate or variable-rate basis.
In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index. For example, if the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index is 7 years, the Fund’s average portfolio duration typically will be within a range of 6-8 years. As of December 31, 2019, the average portfolio duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.84 years, although this can change or fluctuate over time. The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund’s target duration and better serve the Fund’s investment objective.
Although the Fund does not invest in derivative instruments as a principal investment strategy, the Fund may use swaps, futures contracts and options on futures contracts, either to hedge against investment risks or to seek greater return.
Key Terms:
Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, swaps and options are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Options – a call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, an underlying security or futures contract at a specified price during the option period. A put option gives the purchaser of the option the right to sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified price during the option period.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
High-yield bonds – commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

26

How the Funds Invest: Nationwide Bond Fund (cont.)
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.
Swaps – a swap is an agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to ASSET-BACKED SECURITIES RISK, CREDIT RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED SECURITIES RISK, PREPAYMENT AND CALL RISK and U.S. GOVERNMENT SECURITIES RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
27

How the Funds Invest: Nationwide Core Plus Bond Fund
Objective
The Nationwide Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. For purposes of this policy, the term “fixed-income securities” means bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. These securities typically include corporate bonds, U.S. government securities and mortgage-backed securities. The Fund generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered, at the time of their purchase, to be investment grade. The Fund may invest up to 20% of its net assets, at the time of their purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often referred to as “junk bonds.”
The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities, such as high-yield bonds, that carry higher risks, but which potentially offer higher investment rewards.
In managing the Fund’s assets, the subadviser attempts to moderate interest rate risk, seeking to preserve principal in periods of rising interest rates in an attempt to achieve above-average returns over the long run. The subadviser structures the Fund based largely on its assessment of the following factors:
•current economic conditions and trends;
•the Federal Reserve Board’s management of monetary policy;
•fiscal policy;
•inflation expectations;
•government and private credit demands and
•global conditions.
Once the subadviser has carefully analyzed these factors, it formulates an outlook for the direction of interest rates, and adjusts the average maturity and/or duration of the Fund accordingly. The subadviser expects the weighted-average maturity of the Fund to range from four to nine years, and its duration to range from three to seven years.
In addition to judgment about the direction of interest rates, the subadviser shifts emphasis among sectors, credit qualities and coupons based on an analysis of relative values and interest rate spreads. The liquidity and marketability of individual issues and diversification within the Fund also are considered in the portfolio construction process. The Fund’s subadviser may sell a security in order to manage risk, to achieve an attractive total return, or to take advantage of more favorable opportunities. The Fund may engage in frequent and active trading of portfolio securities.
Key Terms:
Convertible securities – generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
High-yield bonds – commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.

28

How the Funds Invest: Nationwide Core Plus Bond Fund (cont.)
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, CREDIT RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED SECURITIES RISK, PORTFOLIO TURNOVER RISK, PREFERRED STOCK RISK and PREPAYMENT AND CALL RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
29

How the Funds Invest: Nationwide Government Money Market Fund
Objective
The Nationwide Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a “government” money market fund that seeks to maintain a stable net asset value of $1.00 per share. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 calendar days or less that are Eligible Securities as defined by applicable regulations at the time of purchase.
These money market obligations primarily include:
•U.S. government securities;
•repurchase agreements, which are agreements to buy a security and then sell the security back after a short period of time at a higher price and
•shares of other money market mutual funds.
These securities may pay interest on either a fixed-rate or variable-rate basis. All of the money market obligations held by the Fund must be denominated in U.S. dollars.
The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a dollar-weighted average life of no more than 120 calendar days that is determined without reference to certain interest rate readjustments.
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund’s 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
The Fund does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. However, the Board of Trustees may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.
Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Key Terms:
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Repurchase agreements – agreements under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price. The purchased securities constitute collateral for the seller’s repurchase obligation. Therefore, a repurchase agreement is effectively a loan by the fund that is collateralized by the securities purchased. Repurchase agreements in which the Fund enters are collateralized either by U.S. government securities and/or cash.
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government, such as U.S. Treasury securities, are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, INTEREST RATE RISK, MARKET AND SELECTION RISKS, INVESTMENTS IN OTHER MONEY MARKET MUTUAL FUNDS RISK, REDEMPTION AND LIQUIDITY RISK, REPURCHASE AGREEMENTS RISK, RISK ASSOCIATED WITH HOLDING CASH and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

30

How the Funds Invest: Nationwide Inflation-Protected Securities Fund
Objective
The Nationwide Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities that are indexed or linked to the rate of inflation in the United States. Such inflation-protected securities are designed to protect the future purchasing power of the money invested in them. For the foreseeable future, the Fund’s investment adviser and subadviser anticipate investing the Fund’s assets primarily in Treasury Inflation Protected Securities (“TIPS”), which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, the Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by other entities such as domestic and foreign corporations and governments, so long as they are investment grade (or, if unrated, deemed by the subadviser to be of equivalent credit quality) at the time of their purchase.
The Fund may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index. As of December 31, 2019, the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index was 7.49 years, although this can change or fluctuate over time.
In managing the Fund’s portfolio, the subadviser begins with a top-down approach, using collaborative, team-based fundamental analysis, to develop a macroeconomic market view. It then applies a bottom-up approach, relying on assessments of relative value and management of sector allocations, focused on disciplined security selection and yield curve management. The combination of these top-down and bottom-up approaches is designed to maximize, through a disciplined analytic approach, the opportunity to add value across economic and market cycles. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.
Although the Fund does not invest in derivative instruments as a principal investment strategy, the Fund may use swaps, futures contracts and options on futures contracts, either to hedge against investment risks or to seek greater return.
About Inflation-Protected Securities
Inflation-protected securities are fixed-income securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as TIPS, whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury. The inflation adjustment for TIPS, which typically is applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed interest rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Similarly, as the inflation rate declines, both the principal value and the interest payments decrease. Because of this inflation adjustment feature, inflation-protected securities typically have lower yields than conventional fixed-rate bonds. In addition, because the rate of inflation itself rises and falls frequently, the amount of income these bonds pay is also likely to fluctuate. Therefore, the amounts of the Fund’s income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund.

Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, swaps and options are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

31

How the Funds Invest: Nationwide Inflation-Protected Securities Fund (cont.)
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Inflation – the rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Options – a call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, an underlying security or futures contract at a specified price during the option period. A put option gives the purchaser of the option the right to sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified price during the option period.
Swaps – a swap is an agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, INFLATION-PROTECTED SECURITIES RISK, INFLATION-PROTECTED SECURITIES TAX RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, PREPAYMENT AND CALL RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

32

How the Funds Invest: Nationwide Loomis Core Bond Fund
Objective
The Nationwide Loomis Core Bond Fund seeks total return through investments in fixed-income securities. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in fixed-income securities which include:
•U.S. government securities;
•Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody’s or S&P recognize as investment grade;
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Aggregate Bond Index”), although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Aggregate Bond Index was 5.84 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•the financial strength of the issuer;
•current interest rates and valuations;
•the stability and volatility of a country’s bond markets and
•expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Three themes typically drive the subadviser’s investment approach. First, the subadviser generally seeks fixed-
income securities that are attractively valued relative to the subadviser’s credit research team’s assessment of credit risk. The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, the subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
Key Terms:
Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

33

How the Funds Invest: Nationwide Loomis Core Bond Fund (cont.)
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to ASSET-BACKED SECURITIES RISK, CREDIT RISK, FOREIGN SECURITIES RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED RISK SECURITIES, PORTFOLIO TURNOVER RISK and PREPAYMENT AND CALL RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
34

How the Funds Invest: Nationwide Loomis Short Term Bond Fund
Objective
The Nationwide Loomis Short Term Bond Fund seeks total return through investments in fixed-income securities. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
•Corporate debt securities issued by U.S. or foreign companies that are investment grade;
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Index was 1.81 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•the financial strength of the issuer;
•current interest rates and valuations;
•the stability and volatility of a country’s bond markets and
•expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Three themes typically drive the subadviser’s investment approach. First, the subadviser generally seeks fixed-income securities that are attractively valued relative to the subadviser’s credit research team’s assessment of credit risk. The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, the subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
Key Terms:
Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

35

How the Funds Invest: Nationwide Loomis Short Term Bond Fund (cont.)
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to ASSET-BACKED SECURITIES RISK, CREDIT RISK, FOREIGN SECURITIES RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED SECURITIES RISK, PORTFOLIO TURNOVER RISK and PREPAYMENT AND CALL RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 37.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
36

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Asset-backed securities risk – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.
The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.
Convertible securities risk – (Nationwide Core Plus Bond Fund) the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Credit risk – the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, a Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government

37

Risks of Investing in the Funds (cont.)
(the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of a Fund is not guaranteed.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Foreign government debt securities – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.
High-yield bonds risk – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities is considered speculative and may subject the Funds to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, funds that invest in high-yield bonds are subject to the following risks:
•increased price sensitivity to changing interest rates and to adverse economic and business developments;
•greater risk of loss due to default or declining credit quality;
•greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments when due and
•negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Funds.
Inflation-protected securities risk – (Nationwide Inflation-Protected Securities Fund) because of the inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The values of inflation-protected securities also normally decline

38

Risks of Investing in the Funds (cont.)
when real interest rates rise. A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury bond is yielding 5%, and inflation is 2%, the real interest rate is 3%. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. If the index measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Any increase in the principal amount of an inflation-protected security will be considered taxable ordinary income, even though investors, such as the Fund, do not receive their principal until maturity. This means that the Fund could be required to make annual distributions to shareholders that exceed the amount of cash the Fund has received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. If the principal value of an inflation-linked bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund's investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. There also may be a delay between the time a change to the rate of inflation occurs and the time the adjustment for inflation is reflected in the value of the inflation-protected securities. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Although inflation-protected securities may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Fund. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation or a lower level of inflation. If inflation is lower than expected during the period the Fund holds an inflation-protected security, the Fund may earn less on the security than on a conventional bond.
Inflation-protected securities tax risk – (Nationwide Inflation-Protected Securities Fund) any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-protected bond held by the Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.
The portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and may cause the value of a Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Zero coupon bonds – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental and corporate issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and generally are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the

39

Risks of Investing in the Funds (cont.)
price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower-yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.
Investments in other money market mutual funds risk – the Nationwide Government Money Market Fund may invest in shares of other money market mutual funds (“money market funds”), including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Like the Nationwide Government Money Market Fund, any such other money market funds are subject to Rule 2a-7 of the Investment Company Act of 1940, and invest in a variety of short-term, high quality, dollar-denominated money market instruments. To the extent that the Nationwide Government Money Market Fund invests in shares of such other money market funds, its performance is directly tied to the performance of the other money market funds in which it invests. If one of these other money market funds fails to meet its objective, the Nationwide Government Money Market Fund’s performance could be negatively affected. There can be no assurance that any such other money market fund will achieve its investment objective. Further, as a shareholder of another money market fund, the Nationwide Government Money Market Fund is subject to its proportional share of the other money market fund’s expenses (including applicable management, administration and custodian fees). Therefore, shareholders of the Nationwide Government Money Market Fund would be subject indirectly to these expenses in addition to the direct fees and expenses they pay as shareholders of the Nationwide Government Money Market Fund. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
Liquidity risk – see “Redemption and liquidity risk.”
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund's subadviser(s) will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities generally have higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Portfolio turnover risk – a Fund’s investment strategy may involve high portfolio turnover (such as 100% or more). A

40

Risks of Investing in the Funds (cont.)
portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund’s shareholders.
Preferred stock risk – (Nationwide Core Plus Bond Fund) a preferred stock may decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces a Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces the Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, a Fund may not recover the premium, resulting in a capital loss.
Redemption and liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Redemption risk may refer to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Redemption risk may also refer to the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, a Fund may be forced to sell liquid securities at unfavorable times and conditions. Funds that invest in fixed-income securities and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Significant redemptions by Fund shareholders who hold large investments in the Fund could adversely impact the Fund’s remaining shareholders.
Repurchase agreements risk – the Nationwide Government Money Market Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.
Risks associated with holding cash – although the Nationwide Government Money Market Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
******
As stated above, the Nationwide Bond Fund and the Nationwide Inflation-Protected Securities Fund do not expect to invest significantly in derivative instruments. However, to the extent that either Fund does invest in derivative instruments, it may be subject to the following additional risk:
Derivatives risk – a derivative is a contract or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying index, commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains when the

41

Risks of Investing in the Funds (cont.)
financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. While futures contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options on futures contracts – gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The success of a Fund's investment in such options depends upon many factors, which may change rapidly over time. There may also be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of the options. Upon exercise of the option, the parties will be subject to all of the risks associated with futures contracts, as described above.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund’s losses and reducing a Fund’s opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, a Fund could sustain significant losses.
Leverage – leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA, with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of the Funds.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

42

Risks of Investing in the Funds (cont.)
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission. The Nationwide Government Money Market Fund also posts onto the Trust's internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. The Nationwide Government Money Market Fund files its portfolio holdings report on Form N-CSR and files monthly reports on Form N-MFP with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.
43

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”), located at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, is the subadviser to the Nationwide Government Money Market Fund. Federated is a subsidiary of Federated Hermes, Inc.
LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”), located at One Financial Center, Boston, MA 02111, is the subadviser to the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund. Loomis Sayles was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $297.2 billion in assets under management as of December 31, 2019.
NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”), located at One Nationwide Plaza, Columbus, OH 43215, is the subadviser to the Nationwide Bond Fund and Nationwide Inflation-Protected Securities Fund. NWAM is a wholly owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.
THOMPSON, SIEGEL & WALMSLEY LLC (“TSW”), located at 6641 West Broad Street, Suite 600, Richmond, VA 23230, is the subadviser to the Nationwide Core Plus Bond Fund. TSW is a Delaware limited liability company and an indirect subsidiary of BrightSphere Investment Group Inc., a NYSE listed company. Since 1970, TSW has provided investment management services to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2019, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
Nationwide Bond Fund	0.33%
Nationwide Core Plus Bond Fund	0.42%
Nationwide Government Money Market Fund	0.30%
Nationwide Inflation-Protected Securities Fund	0.17%
Nationwide Loomis Core Bond Fund	0.40%
Nationwide Loomis Short-Term Bond Fund	0.32%
Beginning March 1, 2019, the Nationwide Core Plus Bond Fund began paying NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of the Fund’s average daily net assets, without taking into account any applicable fee waivers or reimbursements:
Fund	Assets	Management Fee
Nationwide Core Plus Bond Fund	Up to $500 million	0.45%
	$500 million up to $1 billion	0.425%
	$1 billion up to $1.5 billion	0.40%
	$1.5 billion and more	0.39%
Portfolio Management
Nationwide Bond Fund
Gary S. Davis, CFA, and Corsan Maley are co-portfolio managers of the Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Davis joined Nationwide Mutual, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages or co-manages other institutional fixed-income accounts for Nationwide Mutual.
Mr. Maley joined Nationwide Mutual, the parent company of NWAM, in 1998 to establish and manage Nationwide Mutual’s derivative trading operations. He is currently a Senior Investment Professional and manages pension plan and separate account clients for Nationwide Mutual and its affiliates.

44

Fund Management (cont.)
Nationwide Core Plus Bond Fund
William M. Bellamy, CFA, is primarily responsible for the day-to-day management of the Fund.
Mr. Bellamy is Director of Income Strategies at TSW. He joined TSW in 2002 and has over 30 years of investment management experience.
Nationwide Inflation-Protected Securities Fund
Gary R. Hunt, CFA, and Chad W. Finefrock, CFA, are co-portfolio managers with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund's investments.
Mr. Hunt joined Nationwide Mutual, the parent company of NWAM, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide Mutual and its affiliates.
Mr. Finefrock joined Nationwide Mutual, the parent company of NWAM, in 2001. He is a Senior Investment Professional and is responsible for trading U.S. Treasury securities, U.S. government agency debt securities, mortgage-backed securities and derivatives for Nationwide Mutual and its affiliates.
Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Christopher T. Harms, Clifton V. Rowe, CFA, Kurt L. Wagner, CFA, CIC, and Daniel Conklin, CFA, are co-portfolio managers of the Funds and are responsible for the day-to-day management of the Funds, including the selection of the Funds’ investments.
Mr. Harms is a Vice President of Loomis Sayles, joined Loomis Sayles in 2010, and has 39 years of investment industry experience.
Mr. Rowe, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1992, and has 27 years of investment industry experience.
Mr. Wagner, CFA, CIC, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1994, and has 41 years of investment management experience.
Mr. Conklin, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2012, and has 9 years of investment industry experience.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

45

Investing with Nationwide Funds
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A, Class C and Investor Shares are available to all investors. Class R, Service Class, Institutional Service Class and Class R6 shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A, Class C or Investor Shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Class A Shares
Class A shares are subject to a front-end sales charge of 2.25% (4.25% for Nationwide Core Plus Bond Fund) of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares for Nationwide Core Plus Bond Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	4.25%	4.44%	3.75%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
Front-End Sales Charges for Class A Shares for Nationwide Bond Fund and Nationwide Inflation-Protected Securities Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 to $499,999	1.25	1.27	1.00
$500,000 or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
Front-End Sales Charges for Class A Shares for Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:

46

Investing with Nationwide Funds (cont.)
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the
Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $100,000 in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

47

Investing with Nationwide Funds (cont.)

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares of the Nationwide Core Plus Bond Fund; $500,000 or more of Class A shares of the Nationwide Bond Fund and Nationwide Inflation-Protected Securities Fund; and $250,000 or more of Class A shares of the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund have no front-end sales charge. You can purchase $1 million or more, $500,000 or more, or $250,000 or more, as applicable, in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide Core Plus Bond Fund)
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	0.75%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide Bond Fund and Nationwide Inflation-Protected Securities Fund)
Amount of Purchase	$500,000 or more
If sold within	18 months
Amount of CDSC	0.75%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Amount of Purchase	$250,000 or more
If sold within	18 months
Amount of CDSC	0.50%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of
Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $500,000 or $250,000 (as applicable) (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” below for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
The CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.

48

Investing with Nationwide Funds (cont.)
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to this Prospectus.
Share Classes Available Only to Institutional Accounts
Certain Funds offer Class R, Institutional Service Class, Class R6 and Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as

49

Investing with Nationwide Funds (cont.)
long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class and Service Class Shares
Institutional Service Class and Service Class shares are sold without a sales charge. Institutional Service Class shares are not subject to Rule 12b-1 fees. Institutional Service Class and Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class and Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).
Institutional Service Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class or Class R6 shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R and Service Class shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class shares, Class R6 shares and Investor Shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C, Class R and Service Class shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00%* (0.25% of which may be a service fee)
Class R shares	0.50% (0.25% of which may be either a distribution or service fee)
Service Class shares (Nationwide Government Money Market Fund only)	0.15% (distribution or service fee)
*	0.75% for Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund.
Administrative Services Fees
Class A, Class C, Class R, Institutional Service Class, Service Class and Investor Shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A, Class C, Class R and Service Class shares as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a

50

Investing with Nationwide Funds (cont.)
maximum annual administrative services fee of 0.25% for Class A, Class C, Class R, Institutional Service Class, Service Class shares and Investor Shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Bond Fund Class A, Class C, Class R and Institutional Service Class shares: 0.03%, 0.05%, 0.20% and 0.07%, respectively.
Nationwide Core Plus Bond Fund Class A and Institutional Service Class shares: 0.10% and 0.10%, respectively.
Nationwide Government Money Market Fund Investor Shares and Service Class shares: 0.10% and 0.15%, respectively.
Nationwide Inflation-Protected Securities Fund Class A and Institutional Service Class shares: 0.11% and 0.12%, respectively.
Nationwide Loomis Core Bond Fund Class A, Class C and Institutional Service Class shares: 0.14%, 0.08% and 0.25%, respectively.
Nationwide Loomis Short-Term Bond Fund Class A, Class C and Institutional Service Class shares: 0.08%, 0.07% and 0.05%, respectively.
Because these fees are paid out of a Fund’s Class A, Class C, Institutional Service Class, Service Class and Investor Shares assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-
dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.

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Investing with Nationwide Funds (cont.)
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.
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Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either Institutional Service Class shares or Class R6 shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
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Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to a Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.
The Nationwide Government Money Market Fund’s securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

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Investing with Nationwide Funds (cont.)
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.
Minimum Investments

Class A Shares, Class C Shares and Investor Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional Investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional Investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional Investments	No Minimum
Institutional Service Class Shares and Service Class Shares
To open an account	$50,000 (per Fund)
Additional Investments	No Minimum
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. For Investor Shares of the Nationwide Government Money Market Fund, if the average monthly value of your account falls below $500, you generally are subject to a $2 monthly fee. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and

55

Investing with Nationwide Funds (cont.)
• you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares (for Nationwide Funds that offer Class C shares).
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund, and between Service Class shares of the Funds and Service Class shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares (for Nationwide Funds that offer Class C shares) of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
In addition, in accordance with applicable legal requirements, the Nationwide Government Money Market Fund may suspend redemptions if:
•the Fund, at the end of a business day, has invested less than ten percent of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board of Trustees or the Board of Trustees, including a majority of its non-interested Trustees, determines that such a deviation is likely to occur;
•the Board of Trustees, including a majority of non-interested Trustees, irrevocably has approved the liquidation of the Fund; and
•the Fund, prior to suspending redemptions, notifies the U.S. Securities and Exchange Commission of its decision to liquidate and suspend redemptions.
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or

56

Investing with Nationwide Funds (cont.)
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares (for Nationwide Funds that offer Class C shares) subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares (for Nationwide Funds that offer Class C shares) will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds (except the Nationwide Government Money Market Fund) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

57

Investing with Nationwide Funds (cont.)
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds (except the Nationwide Government Money Market Fund):
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, their subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
58

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund (except for the Nationwide Inflation-Protected Securities Fund) expects to declare daily and distribute its net investment income, if any, to shareholders as dividends monthly. The Nationwide Inflation-Protected Securities Fund expects to declare daily and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, generally none or only a small portion of the income dividends paid are anticipated to be qualified dividend income eligible for taxation at long-
term capital gains tax rates because the income of the Funds is primarily derived from investments earning interest rather than dividend income;
•for corporate shareholders, generally none or only a small portion of the income dividends paid are anticipated to be eligible for the corporate dividend-received deduction because the income of the Funds is primarily derived from investments earning interest rather than dividend income and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund

59

Distributions and Taxes (cont.)
to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account or shareholders investing in a money market fund that maintains a stable net asset value. Because the Nationwide Government Money Market Fund expects to maintain a stable net asset value per share, investors generally should not realize a taxable gain or loss on the redemption of shares in the Nationwide Government Money Market Fund.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short-
term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

60

Distributions and Taxes (cont.)
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.
61

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
62

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
63

FINANCIAL HIGHLIGHTS: NATIONWIDE BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$9.27	0.26	0.74	1.00	(0.27)	–	(0.27)	$10.00	10.93%	$ 13,438,635	0.72%	2.69%	0.79%	38.73%
Year Ended October 31, 2018	$9.70	0.26	(0.43)	(0.17)	(0.26)	–	(0.26)	$ 9.27	(1.76%)	$ 10,834,040	0.74%	2.71%	0.81%	47.75%
Year Ended October 31, 2017	$9.87	0.22	(0.12)	0.10	(0.23)	(0.04)	(0.27)	$ 9.70	1.02%	$ 12,010,761	0.74%	2.32%	0.80%	61.91%
Year Ended October 31, 2016	$9.64	0.20	0.24	0.44	(0.21)	–	(0.21)	$ 9.87	4.59%	$ 13,183,195	0.74%	2.04%	0.82%	115.77%
Year Ended October 31, 2015	$9.94	0.23	(0.18)	0.05	(0.24)	(0.11)	(0.35)	$ 9.64	0.51%	$ 15,305,931	0.78%	2.41%	0.99%	75.71%
Class C Shares
Year Ended October 31, 2019	$9.28	0.19	0.74	0.93	(0.20)	–	(0.20)	$10.01	10.07%	$ 1,168,728	1.49%	1.95%	1.57%	38.73%
Year Ended October 31, 2018	$9.71	0.18	(0.42)	(0.24)	(0.19)	–	(0.19)	$ 9.28	(2.50%)	$ 2,134,485	1.49%	1.95%	1.56%	47.75%
Year Ended October 31, 2017	$9.88	0.15	(0.12)	0.03	(0.16)	(0.04)	(0.20)	$ 9.71	0.26%	$ 2,952,903	1.49%	1.56%	1.55%	61.91%
Year Ended October 31, 2016	$9.65	0.12	0.24	0.36	(0.13)	–	(0.13)	$ 9.88	3.80%	$ 3,682,079	1.49%	1.28%	1.58%	115.77%
Year Ended October 31, 2015	$9.95	0.16	(0.19)	(0.03)	(0.16)	(0.11)	(0.27)	$ 9.65	(0.25%)	$ 3,366,151	1.54%	1.66%	1.76%	75.71%
Class R Shares
Year Ended October 31, 2019	$9.27	0.24	0.75	0.99	(0.25)	–	(0.25)	$10.01	10.79%	$ 266,824	0.95%	2.47%	1.02%	38.73%
Year Ended October 31, 2018	$9.71	0.22	(0.43)	(0.21)	(0.23)	–	(0.23)	$ 9.27	(2.16%)	$ 237,702	1.07%	2.34%	1.14%	47.75%
Year Ended October 31, 2017	$9.88	0.19	(0.13)	0.06	(0.19)	(0.04)	(0.23)	$ 9.71	0.62%	$ 699,767	1.14%	1.92%	1.20%	61.91%
Year Ended October 31, 2016	$9.65	0.16	0.24	0.40	(0.17)	–	(0.17)	$ 9.88	4.16%	$ 370,621	1.14%	1.64%	1.23%	115.77%
Year Ended October 31, 2015	$9.94	0.22	(0.20)	0.02	(0.20)	(0.11)	(0.31)	$ 9.65	0.22%	$ 438,245	1.20%	2.23%	1.46%	75.71%
Class R6 Shares (g)
Year Ended October 31, 2019	$9.28	0.29	0.75	1.04	(0.30)	–	(0.30)	$10.02	11.34%	$303,434,735	0.44%	2.98%	0.51%	38.73%
Year Ended October 31, 2018	$9.72	0.29	(0.44)	(0.15)	(0.29)	–	(0.29)	$ 9.28	(1.57%)	$325,877,471	0.44%	3.01%	0.51%	47.75%
Year Ended October 31, 2017	$9.89	0.25	(0.12)	0.13	(0.26)	(0.04)	(0.30)	$ 9.72	1.32%	$341,836,155	0.44%	2.61%	0.50%	61.91%
Year Ended October 31, 2016	$9.66	0.23	0.24	0.47	(0.24)	–	(0.24)	$ 9.89	4.89%	$495,791,755	0.44%	2.32%	0.52%	115.77%
Year Ended October 31, 2015	$9.96	0.22	(0.14)	0.08	(0.27)	(0.11)	(0.38)	$ 9.66	0.82%	$334,795,513	0.44%	2.26%	0.54%	75.71%
Institutional Service Class Shares
Year Ended October 31, 2019	$9.28	0.28	0.74	1.02	(0.29)	–	(0.29)	$10.01	11.16%	$ 51,984,770	0.51%	2.90%	0.58%	38.73%
Year Ended October 31, 2018	$9.71	0.28	(0.43)	(0.15)	(0.28)	–	(0.28)	$ 9.28	(1.53%)	$ 42,859,002	0.50%	2.95%	0.57%	47.75%
Year Ended October 31, 2017	$9.88	0.25	(0.13)	0.12	(0.25)	(0.04)	(0.29)	$ 9.71	1.26%	$ 49,456,395	0.50%	2.55%	0.56%	61.91%
Year Ended October 31, 2016	$9.65	0.22	0.24	0.46	(0.23)	–	(0.23)	$ 9.88	4.84%	$ 53,144,578	0.49%	2.28%	0.57%	115.77%
Year Ended October 31, 2015	$9.95	0.26	(0.18)	0.08	(0.27)	(0.11)	(0.38)	$ 9.65	0.79%	$ 50,016,098	0.50%	2.67%	0.71%	75.71%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
64

FINANCIAL HIGHLIGHTS: NATIONWIDE CORE PLUS BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.74	0.28	0.68	0.96	(0.29)	–	(0.29)	$10.41	10.03%	$ 21,798,928	0.83%	2.80%	0.84%	113.81%
Year Ended October 31, 2018	$10.24	0.29	(0.49)	(0.20)	(0.30)	–	(0.30)	$ 9.74	(2.01%)	$ 20,176,256	0.86%	2.86%	0.86%	77.41%
Year Ended October 31, 2017	$10.36	0.27	(0.08)	0.19	(0.29)	(0.02)	(0.31)	$10.24	1.80%	$ 4,867,137	0.86%	2.60%	0.86%	90.67%
Year Ended October 31, 2016	$10.19	0.27	0.20	0.47	(0.30)	–	(0.30)	$10.36	4.67%	$ 4,432,115	0.86%	2.60%	0.86%	91.19%
Year Ended October 31, 2015	$10.28	0.25	(0.05)	0.20	(0.28)	(0.01)	(0.29)	$10.19	1.95%	$ 2,686,422	0.81%	2.41%	0.81%	77.82%
Class R6 Shares (g)
Year Ended October 31, 2019	$ 9.75	0.32	0.68	1.00	(0.33)	–	(0.33)	$10.42	10.40%	$1,146,899,846	0.48%	3.15%	0.49%	113.81%
Year Ended October 31, 2018	$10.25	0.32	(0.49)	(0.17)	(0.33)	–	(0.33)	$ 9.75	(1.65%)	$1,149,050,660	0.49%	3.22%	0.49%	77.41%
Year Ended October 31, 2017	$10.37	0.30	(0.08)	0.22	(0.32)	(0.02)	(0.34)	$10.25	2.18%	$1,193,143,756	0.49%	2.96%	0.49%	90.67%
Year Ended October 31, 2016	$10.20	0.30	0.21	0.51	(0.34)	–	(0.34)	$10.37	5.05%	$1,035,970,447	0.49%	2.96%	0.49%	91.19%
Year Ended October 31, 2015	$10.29	0.28	(0.05)	0.23	(0.31)	(0.01)	(0.32)	$10.20	2.27%	$ 983,126,370	0.49%	2.73%	0.49%	77.82%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.75	0.30	0.69	0.99	(0.32)	–	(0.32)	$10.42	10.28%	$ 27,500,644	0.58%	3.01%	0.59%	113.81%
Year Ended October 31, 2018	$10.25	0.31	(0.49)	(0.18)	(0.32)	–	(0.32)	$ 9.75	(1.76%)	$ 17,769,200	0.60%	3.09%	0.60%	77.41%
Year Ended October 31, 2017	$10.37	0.29	(0.08)	0.21	(0.31)	(0.02)	(0.33)	$10.25	2.07%	$ 13,021,281	0.59%	2.83%	0.59%	90.67%
Year Ended October 31, 2016	$10.20	0.29	0.21	0.50	(0.33)	–	(0.33)	$10.37	4.95%	$ 6,722,061	0.59%	2.85%	0.59%	91.19%
Year Ended October 31, 2015	$10.28	0.27	(0.03)	0.24	(0.31)	(0.01)	(0.32)	$10.20	2.32%	$ 1,457,231	0.55%	2.67%	0.55%	77.82%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
65

FINANCIAL HIGHLIGHTS: NATIONWIDE GOVERNMENT MONEY MARKET FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)
Class R6 Shares (e)
Year Ended October 31, 2019	$1.00	0.02	–	0.02	(0.02)	(0.02)	$1.00	1.90%	$209,337,773	0.47%	1.89%	0.47%
Year Ended October 31, 2018	$1.00	0.01	–	0.01	(0.01)	(0.01)	$1.00	1.21%	$239,032,023	0.48%	1.18%	0.48%
Year Ended October 31, 2017	$1.00	–	–	–	–	–	$1.00	0.34%	$291,012,172	0.46%	0.32%	0.47%
Year Ended October 31, 2016	$1.00	–	–	–	–	–	$1.00	0.04%	$406,423,512	0.47%	0.04%	0.51%
Year Ended October 31, 2015	$1.00	–	–	– (f)	–	–	$1.00	– (f)	$543,749,831	0.23%	–	0.50%
Investor Shares (g)
Year Ended October 31, 2019	$1.00	0.02	–	0.02	(0.02)	(0.02)	$1.00	1.84%	$326,771,557	0.53%	1.82%	0.53%
Year Ended October 31, 2018	$1.00	0.01	–	0.01	(0.01)	(0.01)	$1.00	1.13%	$315,540,308	0.57%	1.11%	0.57%
Year Ended October 31, 2017	$1.00	–	–	–	–	–	$1.00	0.23%	$332,105,990	0.57%	0.22%	0.62%
Year Ended October 31, 2016	$1.00	–	–	–	–	–	$1.00	–	$375,742,483	0.51%	–	0.66%
Year Ended October 31, 2015	$1.00	–	–	– (f)	–	–	$1.00	– (f)	$441,261,912	0.23%	–	0.65%
Service Class Shares
Year Ended October 31, 2019	$1.00	0.02	–	0.02	(0.02)	(0.02)	$1.00	1.62%	$ 1,794,304	0.75%	1.61%	0.77%
Year Ended October 31, 2018	$1.00	0.01	–	0.01	(0.01)	(0.01)	$1.00	0.94%	$ 1,867,438	0.75%	0.92%	0.78%
Year Ended October 31, 2017	$1.00	–	–	–	–	–	$1.00	0.14%	$ 2,131,600	0.66%	0.12%	0.77%
Year Ended October 31, 2016	$1.00	–	–	–	–	–	$1.00	–	$ 2,699,641	0.51%	–	0.83%
Year Ended October 31, 2015	$1.00	–	–	– (f)	–	–	$1.00	– (f)	$ 3,095,785	0.23%	–	0.90%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f)	Includes payment by the investment adviser to offset capital losses incurred by the Fund due to the sale of securities. The payment was less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period.
(g)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.
66

FINANCIAL HIGHLIGHTS: NATIONWIDE INFLATION-PROTECTED SECURITIES FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$9.38	0.14	0.66	0.80	(0.20)	(0.20)	$ 9.98	8.58%	$ 9,491,215	0.57%	1.46%	0.74%	14.70%
Year Ended October 31, 2018	$9.70	0.19	(0.35)	(0.16)	(0.16)	(0.16)	$ 9.38	(1.69%)	$ 11,342,122	0.58%	1.98%	0.75%	13.69%
Year Ended October 31, 2017	$9.86	0.13	(0.19)	(0.06)	(0.10)	(0.10)	$ 9.70	(0.59%)	$ 950,316	0.62%	1.29%	0.71%	32.57%
Year Ended October 31, 2016	$9.36	0.19	0.31	0.50	–	–	$ 9.86	5.34%	$ 1,139,444	0.58%	1.95%	0.67%	0.00%
Year Ended October 31, 2015	$9.55	0.05	(0.24)	(0.19)	–	–	$ 9.36	(1.94%)	$ 65,519	0.54%	0.51%	0.59%	29.81%
Class R6 Shares (g)
Year Ended October 31, 2019	$9.46	0.17	0.66	0.83	(0.23)	(0.23)	$10.06	8.82%	$200,303,294	0.30%	1.74%	0.38%	14.70%
Year Ended October 31, 2018	$9.77	0.25	(0.38)	(0.13)	(0.18)	(0.18)	$ 9.46	(1.35%)	$205,271,276	0.30%	2.55%	0.38%	13.69%
Year Ended October 31, 2017	$9.92	0.16	(0.19)	(0.03)	(0.12)	(0.12)	$ 9.77	(0.26%)	$212,806,407	0.30%	1.67%	0.39%	32.57%
Year Ended October 31, 2016	$9.39	0.04	0.49	0.53	–	–	$ 9.92	5.64%	$145,280,035	0.30%	0.39%	0.38%	0.00%
Year Ended October 31, 2015	$9.57	(0.01)	(0.16)	(0.17)	(0.01)	(0.01)	$ 9.39	(1.76%)	$208,706,579	0.30%	(0.07%)	0.34%	29.81%
Institutional Service Class Shares
Year Ended October 31, 2019	$9.45	0.16	0.66	0.82	(0.22)	(0.22)	$10.05	8.70%	$ 22,797,267	0.42%	1.62%	0.50%	14.70%
Year Ended October 31, 2018	$9.76	0.21	(0.35)	(0.14)	(0.17)	(0.17)	$ 9.45	(1.45%)	$ 23,578,433	0.42%	2.13%	0.50%	13.69%
Period Ended October 31, 2017 (h)	$9.72	0.18	(0.03)	0.15	(0.11)	(0.11)	$ 9.76	1.58%	$ 428,652	0.49%	2.02%	0.58%	32.57%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.
67

FINANCIAL HIGHLIGHTS: NATIONWIDE LOOMIS CORE BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.20	0.28	0.91	1.19	(0.29)	(0.01)	(0.30)	$11.09	11.73%	$ 12,836,362	0.90%	2.65%	0.90%	145.32%
Year Ended October 31, 2018	$10.71	0.23	(0.50)	(0.27)	(0.24)	–	(0.24)	$10.20	(2.58%)	$ 11,648,044	0.91%	2.16%	0.91%	289.06%
Year Ended October 31, 2017	$10.94	0.21	(0.12)	0.09	(0.22)	(0.10)	(0.32)	$10.71	0.90%	$ 25,793,140	0.89%	1.95%	0.89%	74.15%
Year Ended October 31, 2016	$10.69	0.21	0.28	0.49	(0.22)	(0.02)	(0.24)	$10.94	4.63%	$ 27,588,193	0.92%	1.96%	0.92%	57.39%
Year Ended October 31, 2015	$10.85	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.69	1.20%	$ 24,955,130	0.94%	1.90%	0.94%	43.07%
Class C Shares
Year Ended October 31, 2019	$10.14	0.24	0.89	1.13	(0.24)	(0.01)	(0.25)	$11.02	11.22%	$ 3,492,303	1.34%	2.23%	1.34%	145.32%
Year Ended October 31, 2018	$10.64	0.19	(0.50)	(0.31)	(0.19)	–	(0.19)	$10.14	(2.90%)	$ 3,413,350	1.33%	1.79%	1.33%	289.06%
Year Ended October 31, 2017	$10.87	0.16	(0.12)	0.04	(0.17)	(0.10)	(0.27)	$10.64	0.47%	$ 5,264,883	1.34%	1.52%	1.34%	74.15%
Year Ended October 31, 2016	$10.62	0.17	0.28	0.45	(0.18)	(0.02)	(0.20)	$10.87	4.22%	$ 7,248,212	1.34%	1.55%	1.34%	57.39%
Year Ended October 31, 2015	$10.79	0.16	(0.09)	0.07	(0.17)	(0.07)	(0.24)	$10.62	0.67%	$ 6,683,010	1.39%	1.47%	1.39%	43.07%
Class R6 Shares (g)
Year Ended October 31, 2019	$10.39	0.32	0.93	1.25	(0.33)	(0.01)	(0.34)	$11.30	12.14%	$ 23,342,884	0.50%	3.00%	0.50%	145.32%
Year Ended October 31, 2018	$10.90	0.27	(0.50)	(0.23)	(0.28)	–	(0.28)	$10.39	(2.14%)	$ 30,609,113	0.48%	2.51%	0.48%	289.06%
Year Ended October 31, 2017	$11.13	0.25	(0.12)	0.13	(0.26)	(0.10)	(0.36)	$10.90	1.27%	$112,873,555	0.50%	2.27%	0.50%	74.15%
Year Ended October 31, 2016	$10.88	0.25	0.28	0.53	(0.26)	(0.02)	(0.28)	$11.13	4.96%	$332,764,296	0.50%	2.28%	0.50%	57.39%
Year Ended October 31, 2015	$11.05	0.25	(0.09)	0.16	(0.26)	(0.07)	(0.33)	$10.88	1.48%	$ 78,221,429	0.50%	2.29%	0.50%	43.07%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.40	0.30	0.91	1.21	(0.30)	(0.01)	(0.31)	$11.30	11.75%	$364,079,222	0.75%	2.74%	0.75%	145.32%
Year Ended October 31, 2018	$10.91	0.25	(0.51)	(0.26)	(0.25)	–	(0.25)	$10.40	(2.37%)	$349,573,136	0.73%	2.31%	0.73%	289.06%
Year Ended October 31, 2017	$11.14	0.22	(0.11)	0.11	(0.24)	(0.10)	(0.34)	$10.91	1.02%	$479,210,207	0.74%	2.05%	0.74%	74.15%
Year Ended October 31, 2016	$10.89	0.23	0.28	0.51	(0.24)	(0.02)	(0.26)	$11.14	4.72%	$208,735,518	0.73%	2.13%	0.73%	57.39%
Year Ended October 31, 2015	$11.05	0.23	(0.08)	0.15	(0.24)	(0.07)	(0.31)	$10.89	1.42%	$453,413,985	0.69%	2.10%	0.69%	43.07%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
68

FINANCIAL HIGHLIGHTS: NATIONWIDE LOOMIS SHORT TERM BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.77	0.22	0.32	0.54	(0.23)	(0.23)	$10.08	5.57%	$ 22,553,900	0.78%	2.27%	0.81%	126.63%
Year Ended October 31, 2018	$ 9.92	0.16	(0.14)	0.02	(0.17)	(0.17)	$ 9.77	0.24%	$ 24,048,565	0.78%	1.66%	0.80%	134.55%
Year Ended October 31, 2017	$ 9.99	0.10	(0.05)	0.05	(0.12)	(0.12)	$ 9.92	0.48%	$ 48,678,419	0.78%	1.03%	0.79%	48.34%
Year Ended October 31, 2016	$ 9.95	0.09	0.06	0.15	(0.11)	(0.11)	$ 9.99	1.49%	$ 71,125,657	0.77%	0.87%	0.78%	48.30%
Year Ended October 31, 2015	$10.00	0.07	(0.02)	0.05	(0.10)	(0.10)	$ 9.95	0.49%	$ 81,296,544	0.76%	0.74%	0.78%	34.54%
Class C Shares
Year Ended October 31, 2019	$ 9.89	0.18	0.32	0.50	(0.18)	(0.18)	$10.21	5.07%	$ 6,439,831	1.27%	1.74%	1.30%	126.63%
Year Ended October 31, 2018	$10.04	0.11	(0.14)	(0.03)	(0.12)	(0.12)	$ 9.89	(0.26%)	$ 9,932,901	1.27%	1.15%	1.28%	134.55%
Year Ended October 31, 2017	$10.11	0.05	(0.05)	–	(0.07)	(0.07)	$10.04	(0.03%)	$ 13,758,670	1.28%	0.51%	1.28%	48.34%
Year Ended October 31, 2016	$10.07	0.04	0.06	0.10	(0.06)	(0.06)	$10.11	0.98%	$ 16,553,778	1.25%	0.38%	1.28%	48.30%
Year Ended October 31, 2015	$10.12	0.03	(0.03)	–	(0.05)	(0.05)	$10.07	0.04%	$ 17,967,265	1.20%	0.28%	1.28%	34.54%
Class R6 Shares (g)
Year Ended October 31, 2019	$ 9.79	0.26	0.31	0.57	(0.26)	(0.26)	$10.10	5.90%	$175,635,446	0.45%	2.59%	0.48%	126.63%
Year Ended October 31, 2018	$ 9.94	0.20	(0.14)	0.06	(0.21)	(0.21)	$ 9.79	0.57%	$192,943,772	0.45%	2.02%	0.47%	134.55%
Year Ended October 31, 2017	$10.01	0.14	(0.06)	0.08	(0.15)	(0.15)	$ 9.94	0.81%	$219,909,663	0.45%	1.36%	0.45%	48.34%
Year Ended October 31, 2016	$ 9.97	0.12	0.06	0.18	(0.14)	(0.14)	$10.01	1.82%	$238,167,319	0.45%	1.20%	0.45%	48.30%
Year Ended October 31, 2015	$10.02	0.10	(0.02)	0.08	(0.13)	(0.13)	$ 9.97	0.80%	$182,244,438	0.45%	1.04%	0.45%	34.54%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.78	0.25	0.33	0.58	(0.26)	(0.26)	$10.10	5.95%	$ 36,469,861	0.50%	2.54%	0.53%	126.63%
Year Ended October 31, 2018	$ 9.94	0.19	(0.15)	0.04	(0.20)	(0.20)	$ 9.78	0.40%	$ 34,862,572	0.52%	1.91%	0.54%	134.55%
Year Ended October 31, 2017	$10.01	0.13	(0.06)	0.07	(0.14)	(0.14)	$ 9.94	0.73%	$ 55,172,194	0.53%	1.28%	0.53%	48.34%
Year Ended October 31, 2016	$ 9.96	0.11	0.07	0.18	(0.13)	(0.13)	$10.01	1.85%	$ 63,399,925	0.52%	1.12%	0.52%	48.30%
Year Ended October 31, 2015	$10.01	0.10	(0.02)	0.08	(0.13)	(0.13)	$ 9.96	0.76%	$ 91,631,542	0.49%	1.00%	0.49%	34.54%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
69

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 46 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

70

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

71

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

72

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

73

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

74

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
©2020 Nationwide Funds Group	PR-CFX (2/20)

Global Funds
Prospectus  February 28, 2020
Nationwide AllianzGI International Growth Fund
Class A (NWAGX) / Class R6 (NWAHX) Institutional Service Class (NWAKX) Eagle Class (NWAJX)
Nationwide Amundi Global High Yield Fund
Class A (NWXIX) / Class C (NWXJX) / Class R6 (NWXKX) Institutional Service Class (NWXLX)
Nationwide Amundi Strategic Income Fund
Class A (NWXEX) / Class C (NWXFX) / Class R6 (NWXGX) Institutional Service Class (NWXHX)
Nationwide Bailard International Equities Fund
Class A (NWHJX) / Class C (NWHKX) / Class M (NWHLX) Class R6 (NWHMX) / Institutional Service Class (NWHNX)
Nationwide Emerging Markets Debt Fund
Class A (NWXAX) / Class C (NWXBX) / Class R6 (NWXCX) Institutional Service Class (NWXDX)
Nationwide Global Sustainable Equity Fund
Class A (GGEAX) / Class C (GGECX) / Class R6 (GGEIX) Institutional Service Class (GGESX)
Nationwide International Small Cap Fund
Class A (NWXSX) / Class R6 (NWXUX) Institutional Service Class (NWXVX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
40	How the Funds Invest
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
54	Risks of Investing in the Funds
64	Fund Management
67	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
79	Distributions and Taxes
82	Additional Information
83	Financial Highlights
91	Appendix A
Intermediary Sales Charge Discounts and Waivers
1

Fund Summary: Nationwide AllianzGI International Growth Fund
Objective
The Nationwide AllianzGI International Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares	Eagle Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.24%	0.16%	0.41%	0.26%
Total Annual Fund Operating Expenses	1.19%	0.86%	1.11%	0.96%
Fee Waiver/Expense Reimbursement(1)	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%	0.72%	0.97%	0.82%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.72% until at least June 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$676	$904	$1,166	$1,911
Class R6 Shares	74	246	449	1,034
Institutional Service Class Shares	99	324	584	1,326
Eagle Class Shares	84	277	503	1,152
2

Fund Summary: Nationwide AllianzGI International Growth Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent prior fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 44.46% of the average value of its portfolio, and during the most recent fiscal period (October 1, 2019 through October 31, 2019, the Fund’s new fiscal year end), the Fund’s portfolio turnover rate was 4.81% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide investors with long-term capital appreciation by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The Fund will normally invest primarily in non-U.S. securities, including emerging market securities, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs).
The Fund’s subadviser employs a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The subadviser will target investments in companies primarily based on analysis of three criteria: structural growth, quality, and valuation. In identifying issuers likely to benefit from structural growth, the subadviser will seek out issuers with what it believes to be superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long-term. In evaluating the quality of potential investment targets, the subadviser will consider issuers' balance sheet strength, long-term competitive position and the presence of obstacles that block competitors from entering the same market (e.g., technological challenges, regulations, and patents, etc.) that enable such issuers to defend pricing power over the long-term.
The subadviser will apply the valuation criterion by making investments in companies whose potential value it believes is not yet reflected in market valuations, and whose ability to satisfy the Fund’s key investment criteria is likely to be sustainable in the long-term. The subadviser’s investment decisions are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.
The Fund may achieve its exposure to non-U.S. securities either directly, including through investments in securities listed outside the U.S. or in U.S.-listed securities of non-U.S. issuers, or through depositary receipts such as American Depositary Receipts (ADRs). Many foreign securities are denominated in currencies other than the U.S. dollar.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely

3

Fund Summary: Nationwide AllianzGI International Growth Fund (cont.)
affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the AllianzGI International Growth Fund, a former series of Allianz Funds Multi-Strategy Trust (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 3, 2019. The returns presented for periods prior to June 3, 2019 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of two broad-based securities indexes. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

4

Fund Summary: Nationwide AllianzGI International Growth Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	15.18%	–	1st qtr. of 2019
Lowest Quarter:	-13.95%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A and Class R6 shares is based on the previous performance of Class A and Institutional Class shares, respectively, of the Predecessor Fund. The inception date for Institutional Service Class and Eagle Class shares is June 3, 2019. Therefore, pre-inception historical performance for both Institutional Service Class and Eagle Class shares is based on the previous performance of Institutional Class shares of the Predecessor Fund. Performance for Institutional Service Class and Eagle Class shares has been adjusted to reflect the higher expenses of Institutional Service Class and Eagle Class shares than those of the Predecessor Fund’s Institutional Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (February 2, 2015)
Class A Shares – Before Taxes	23.59%	8.22%
Class A Shares – After Taxes on Distributions	23.59%	6.67%
Class A Shares – After Taxes on Distributions and Sales of Shares	13.97%	5.71%
Class R6 Shares – Before Taxes	31.16%	9.75%
Institutional Service Class Shares – Before Taxes	30.82%	9.48%
Eagle Class Shares – Before Taxes	31.03%	9.65%
MSCI AC World Index ex USA (The Index does not pay sales charges, fees, expenses or taxes.)	21.51%	5.62%
MSCI ACWI ex USA Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	27.34%	7.24%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Allianz Global Investors U.S. LLC (“Allianz”)
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Robert Hofmann, CFA	Director and Lead Portfolio Manager	Since 2019
Tobias Kohls, CFA, FRM	Director and Portfolio Manager	Since 2019
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R6: $1,000,000
Institutional Service Class and Eagle Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class and Eagle Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

5

Fund Summary: Nationwide AllianzGI International Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

Fund Summary: Nationwide Amundi Global High Yield Fund
Objective
The Nationwide Amundi Global High Yield Fund seeks total return.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.46%	0.46%	0.21%	0.46%
Total Annual Fund Operating Expenses	1.35%	2.10%	0.85%	1.10%
Fee Waiver/Expense Reimbursement(1)	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.20%	1.95%	0.70%	0.95%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.70% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$629	$934	$1,800
Class C Shares	298	643	1,115	2,419
Class R6 Shares	72	256	457	1,035
Institutional Service Class Shares	97	335	592	1,327
7

Fund Summary: Nationwide Amundi Global High Yield Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$198	$643	$1,115	$2,419
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.60% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a portfolio of higher-yielding, lower-rated debt securities issued by U.S. and foreign companies. High-yield debt securities also may include mortgage-backed securities and asset-backed securities. The Fund also may invest in corporate loans.
The Fund invests, under normal circumstances, at least 80% of its net assets in high-yield bonds. Such debt securities, which are rated below investment grade, are commonly referred to as “junk bonds” and are considered speculative. The Fund may invest in high-yield securities of any rating. These securities may pay interest on either a fixed-rate or a variable-rate basis. The maturities of the securities in which the Fund may invest may range from short-term to long-term, and at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities.
Under normal circumstances, the Fund invests in issuers located in at least five countries (of which one may be the United States, although the Fund does not invest more than 80% of its net assets, at the time of purchase, in securities of U.S. issuers). An issuer will be deemed to be located in a country other than the United States if the issuer is organized outside of the United States, has its principal place of business outside of the United States, or generates more than 50% of its revenues from business outside of the United States. The Fund may invest in issuers located in either developed countries or emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market issuers. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.
Many foreign high-yield securities are denominated in currencies that are well-established internationally, such as the U.S. dollar, euro or yen, although other foreign high-yield securities are denominated in the local currencies of their issuers. The Fund may invest in securities that are denominated either in a well-established currency or in local currency. The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to obtain exposure to the investment characteristics of certain bonds or groups of bonds.
In determining how to allocate the Fund’s assets across different countries, the subadviser examines macroeconomic factors to determine which economies it believes are likely to generate superior risk-adjusted returns. Within this macroeconomic framework, the subadviser next evaluates which sectors or industries, and ultimately, which individual companies or issuers, offer what it believes to be the best opportunities. In selecting individual securities, the subadviser emphasizes credit analysis, liquidity and risk management. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

8

Fund Summary: Nationwide Amundi Global High Yield Fund (cont.)
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
Corporate loans risk– commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”), which is expected to be phased out by the end of 2021, or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered “securities” for purposes under the federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.

9

Fund Summary: Nationwide Amundi Global High Yield Fund (cont.)
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Forwards– using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
    Credit default swaps– credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of two broad-based securities indexes. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

10

Fund Summary: Nationwide Amundi Global High Yield Fund (cont.)
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	7.33%	–	1st qtr. of 2019
Lowest Quarter:	-5.27%	–	4th qtr. of 2018
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (November 2, 2015)
Class A Shares – Before Taxes	14.01%	7.15%
Class C Shares – Before Taxes	14.73%	6.93%
Class R6 Shares – Before Taxes	16.96%	8.04%
Class R6 Shares – After Taxes on Distributions	13.97%	4.63%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	9.96%	4.67%
Institutional Service Class Shares – Before Taxes	16.72%	7.95%
ICE BofA Merrill Lynch Global High Yield Index (The Index does not pay sales charges, fees, expenses or taxes.)	13.73%	7.12%
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged) (The Index does not pay sales charges, fees, expenses or taxes.)	14.54%	7.61%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Amundi Pioneer Institutional Asset Management, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Kenneth J. Monaghan	Managing Director, Co-Director of Global High Yield, Lead Portfolio Manager	Since 2015
Jonathan M. Duensing, CFA	Director of Investment Grades Corporates, Managing Director and Senior Portfolio Manager	Since 2015
Andrew D. Feltus, CFA	Co-Director of Global High Yield and Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

11

Fund Summary: Nationwide Amundi Global High Yield Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12

Fund Summary: Nationwide Amundi Strategic Income Fund
Objective
The Nationwide Amundi Strategic Income Fund seeks to provide a high level of current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.45%	0.45%	0.20%	0.45%
Total Annual Fund Operating Expenses	1.25%	2.00%	0.75%	1.00%
Fee Waiver/Expense Reimbursement(2)	(0.26)%	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	1.74%	0.49%	0.74%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of November 7, 2019.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$324	$588	$871	$1,680
Class C Shares	277	602	1,054	2,306
Class R6 Shares	50	214	391	906
Institutional Service Class Shares	76	293	527	1,201
13

Fund Summary: Nationwide Amundi Strategic Income Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$177	$602	$1,054	$2,306
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.97% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a flexible investment approach, allocating across different types of fixed-income securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income. The Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities (including collateralized mortgage obligations) and convertible bonds. The Fund also may invest in corporate loans. Securities in which the Fund invests may pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Many foreign securities are denominated in currencies other than the U.S. dollar.
The Fund may invest without limitation in fixed-income securities of any maturity, duration or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e. “junk bonds”) and other securities that are lower-rated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments.
The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return.
The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

14

Fund Summary: Nationwide Amundi Strategic Income Fund (cont.)
High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Corporate loans risk– commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”), which is expected to be phased out by the end of 2021, or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered “securities” for purposes under the federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
     Collateralized mortgage obligations risk– collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of

15

Fund Summary: Nationwide Amundi Strategic Income Fund (cont.)
foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Forwards– using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
    Credit default swaps– credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Sovereign debt risk– sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in

16

Fund Summary: Nationwide Amundi Strategic Income Fund (cont.)
relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	4.61%	–	3rd qtr. of 2016
Lowest Quarter:	-2.45%	–	4th qtr. of 2018
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (November 2, 2015)
Class A Shares – Before Taxes	7.33%	6.46%
Class C Shares – Before Taxes	8.05%	6.25%
Class R6 Shares – Before Taxes	10.34%	7.39%
Institutional Service Class Shares – Before Taxes	10.17%	7.34%
Institutional Service Class Shares – After Taxes on Distributions	8.40%	4.73%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	5.99%	4.48%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	8.72%	3.37%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Amundi Pioneer Institutional Asset Management, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathan M. Duensing, CFA	Director of Investment Grades Corporates, Managing Director and Senior Portfolio Manager	Since 2015
Kenneth J. Monaghan	Managing Director, Co-Director of Global High Yield, Portfolio Manager	Since 2015
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

17

Fund Summary: Nationwide Amundi Strategic Income Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
18

Fund Summary: Nationwide Bailard International Equities Fund
Objective
The Nationwide Bailard International Equities Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares	Class M Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.26%	0.26%	0.17%	0.23%	0.17%
Total Annual Fund Operating Expenses	1.26%	2.01%	0.92%	0.98%	0.92%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$952	$1,227	$2,010
Class C Shares	304	630	1,083	2,338
Class R6 Shares	94	293	509	1,131
Institutional Service Class Shares	100	312	542	1,201
Class M Shares	94	293	509	1,131
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$204	$630	$1,083	$2,338
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.60% of the average value of its portfolio.
19

Fund Summary: Nationwide Bailard International Equities Fund (cont.)
Principal Investment Strategies
The Fund, under normal market conditions, invests at least 80% of its net assets in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Many securities are denominated in currencies other than the U.S. dollar. It normally invests in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund’s holdings are spread across multiple industries and geographic regions.
Some emerging market countries may be considered to be “frontier market” countries, although the Fund does not invest more than 20% of its net assets in frontier market countries. Frontier market countries are those emerging market countries that are considered to be among the smallest, least mature and least liquid.
The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The Fund’s subadviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment and risk aversion. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because investor behaviors vary around the world, the relative importance of these factors varies by country. The subadviser generally over-weights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. In overweighting and underweighting countries, the subadviser may consider global market indices.
The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized,

20

Fund Summary: Nationwide Bailard International Equities Fund (cont.)
and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Frontier markets risk– frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The risk magnification is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Forwards– using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
    Options– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark International Opportunities Fund , a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the

21

Fund Summary: Nationwide Bailard International Equities Fund (cont.)
Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	18.06%	–	3rd qtr. of 2010
Lowest Quarter:	-22.71%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	14.36%	2.19%	4.18%
Class A Shares – After Taxes on Distributions	13.81%	1.51%	3.67%
Class A Shares – After Taxes on Distributions and Sales of Shares	9.04%	1.59%	3.33%
Class C Shares – Before Taxes	19.25%	2.63%	4.02%
Class M Shares – Before Taxes	21.72%	3.76%	5.13%
Class R6 Shares – Before Taxes	21.72%	3.76%	5.07%
Institutional Service Class Shares – Before Taxes	21.63%	3.66%	5.01%
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.01%	5.67%	5.50%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Peter M. Hill	Chairman and Chief Executive Officer	Since 2006
Eric P. Leve, CFA	Chief Investment Officer	Since 2006
Daniel McKellar, CFA	Vice President	Since 2015
Anthony Craddock	Senior Vice President	Since 2019*
*Mr. Craddock previously served as a portfolio manager to the Fund from 2006 to 2018.

22

Fund Summary: Nationwide Bailard International Equities Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
23

Fund Summary: Nationwide Emerging Markets Debt Fund
Objective
The Nationwide Emerging Markets Debt Fund seeks total return.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.58%	0.58%	0.33%	0.58%
Total Annual Fund Operating Expenses	1.53%	2.28%	1.03%	1.28%
Fee Waiver/Expense Reimbursement(1)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%	2.15%	0.90%	1.15%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.90% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$364	$685	$1,028	$1,997
Class C Shares	318	700	1,208	2,605
Class R6 Shares	92	315	556	1,248
Institutional Service Class Shares	117	393	690	1,534
24

Fund Summary: Nationwide Emerging Markets Debt Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$218	$700	$1,208	$2,605
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.40% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in debt and other fixed-income securities issued by governments of emerging market countries and corporations headquartered in or which derive at least 50% of their revenues from operations or sales in emerging market countries. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund normally invests in issuers located in at least three emerging market countries.
The issuers of the securities in which the Fund invests may include either governmental entities (e.g., sovereign bonds) or corporations (e.g., corporate bonds). These securities may pay interest on either a fixed-rate or a variable-rate basis. The debt securities in which the Fund may invest may range in maturity from short- to long-term and, at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities. Although many of the debt securities in which the Fund may invest are investment grade, the Fund may invest without limit in high-yield bonds (i.e., “junk” bonds).
The Fund’s subadviser seeks to generate investment returns from sovereign debt securities predominately through country selection. The subadviser combines a bottom-up analysis of a country's fundamentals with top-down macroeconomic insights, evaluating factors such as domestic demand dynamics, monetary and fiscal policy, and local and national politics, against global drivers such as commodity prices, global liquidity conditions and global growth/export demand. Selection of corporate debt securities begins with more of a bottom-up process, based on a combination of the subadviser’s fundamental and quantitative analyses, but within the context of the country’s macroeconomic considerations. Based on fundamental, relative value and structural/technical analyses, the subadviser next seeks to exploit opportunities that may be generated when its assessment of a country’s or issuer’s fundamentals is inconsistent with the market’s expectations.
Many emerging market debt securities are denominated in currencies that are well-established internationally, such as the U.S. dollar, euro or yen, although other emerging market debt securities are denominated in the local currency of its issuer. The Fund may invest in securities that are denominated either in a well-established currency or in local currency, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in securities denominated in local currencies. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund’s subadviser may use derivatives, such as currency futures and forward foreign currency contracts, to hedge against international currency exposure or to take currency positions unrelated to securities held by the Fund. The subadviser also may use such instruments, as well as interest rate swaps, total return swaps and credit default swaps, either to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, or otherwise to increase returns.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline

25

Fund Summary: Nationwide Emerging Markets Debt Fund (cont.)
significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market or economic events affecting the particular issuers in such countries than funds that do not emphasize particular countries.
Sovereign debt risk– sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other

26

Fund Summary: Nationwide Emerging Markets Debt Fund (cont.)
party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Swaps and forwards– using swaps and forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract,the Fund may lose money.
    Credit default swaps– credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
    Interest rate swaps– the use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.
    Total return swaps– total return swaps are leveraged and the Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Total return swaps also are subject to the risk that the Fund will not properly assess the value of the underlying asset. If the Fund is the buyer of a total return swap, the Fund could lose money if the total return of the underlying asset is less than the Fund’s obligation to pay a fixed or floating rate of interest. If the Fund is the seller of a total return swap, the Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Nondiversified fund risk– because the Fund may hold larger positions in fewer securities and financial instruments than other diversified funds, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

27

Fund Summary: Nationwide Emerging Markets Debt Fund (cont.)
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	5.73%	–	1st qtr. of 2019
Lowest Quarter:	-7.22%	–	2nd qtr. of 2018
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (February 29, 2016)
Class A Shares – Before Taxes	12.83%	6.58%
Class C Shares – Before Taxes	13.48%	6.41%
Class R6 Shares – Before Taxes	15.76%	7.50%
Class R6 Shares – After Taxes on Distributions	14.85%	4.65%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	9.35%	4.51%
Institutional Service Class Shares – Before Taxes	15.77%	7.49%
JPM EMBI Global Diversified Index (The Index does not pay sales charges, fees, expenses or taxes.)	15.04%	7.43%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Standard Life Investments (Corporate Funds) Limited
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Kieran Curtis	Head of Local Currency, Emerging Markets	Since 2017
Mark Baker, CFA	Investment Director, Emerging Markets	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of

28

Fund Summary: Nationwide Emerging Markets Debt Fund (cont.)
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
29

Fund Summary: Nationwide Global Sustainable Equity Fund
Objective
The Nationwide Global Sustainable Equity Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Institutional Service Class Shares	Class R6 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.59%	0.64%	0.56%	0.49%
Total Annual Fund Operating Expenses	1.59%	2.39%	1.31%	1.24%
Fee Waiver/Expense Reimbursement(1)	(0.29)%	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.30%	2.10%	1.02%	0.95%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.95% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$1,021	$1,365	$2,333
Class C Shares	313	718	1,249	2,704
Institutional Service Class Shares	104	387	690	1,554
Class R6 Shares	97	365	653	1,474
30

Fund Summary: Nationwide Global Sustainable Equity Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$213	$718	$1,249	$2,704
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.52% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers, although the Fund may invest in stocks that provide little to no dividend income, but which offer the potential for capital growth. The Fund may purchase stocks of U.S. and foreign companies of any size, including small-cap and mid-cap companies and which are located in either developed countries or emerging market countries. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. The Fund’s subadviser, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if, in the subadviser’s opinion, economic and business conditions warrant such investments. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. An investment will be deemed to be tied economically to a particular country, including the United States, if its issuer is organized in the particular country, has its principal place of business in such country, or generates more than 50% of its revenues from business in that country.
In the global investing universe, the subadviser uses a disciplined price-to-intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between what the subadviser believes is a security’s fundamental value and its market price. The Fund generally will sell a security when the subadviser believes it has reached a target price, fails to perform as expected by the subadviser, or when the subadviser believes other opportunities appear more attractive.
The subadviser employs both a positive and negative screening process with regard to securities selection for the Fund. The negative screening process excludes securities with more than 5% of sales in alcohol, tobacco, defense, nuclear, genetically modified organisms (GMOs), water bottles, gambling and pornography from the Fund’s portfolio. The positive screening process identifies securities of companies that appear to be fundamentally attractive with superior valuation characteristics. In addition, the positive screening process also includes material, fundamental sustainability factors that the subadviser believes confirm the fundamental investment case and can enhance the subadviser’s ability to make good investment decisions. These sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that, along with more traditional financial analytics, seek to identify companies that the subadviser believes will provide sustained, long-term value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Dividend-paying stock risk– there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying

31

Fund Summary: Nationwide Global Sustainable Equity Fund (cont.)
dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.
Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid

32

Fund Summary: Nationwide Global Sustainable Equity Fund (cont.)
than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Forwards– using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Sustainability factor risk– the sustainability factors used in the subadviser’s investment process may cause the Fund to underperform funds that rely solely or primarily on traditional financial analytics. The sustainability factors may cause the Fund’s industry allocation to deviate from that of funds without these considerations.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund commenced operations on November 19, 2012 as the result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the UBS Global Equity Fund, a former series of The UBS Funds (the “Predecessor Fund”). Therefore, the returns presented for the Fund prior to that date reflect the historical performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	16.09%	–	1st qtr. of 2012
Lowest Quarter:	-20.78%	–	3rd qtr. of 2011
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is November 21, 2012. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	21.51%	6.62%	7.22%
Class C Shares – Before Taxes	26.93%	7.06%	7.04%
Class R6 Shares – Before Taxes	29.42%	8.32%	8.22%
Class R6 Shares – After Taxes on Distributions	27.41%	7.20%	7.47%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	18.99%	6.41%	6.62%
Institutional Service Class Shares – Before Taxes	29.21%	8.21%	8.14%
MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.)	27.67%	8.74%	9.47%

33

Fund Summary: Nationwide Global Sustainable Equity Fund (cont.)
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
UBS Asset Management (Americas) Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Bruno Bertocci	Head of Sustainable Equities and Managing Director	Since 2015
Joseph Elegante, CFA	Executive Director	Since 2015
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

Fund Summary: Nationwide International Small Cap Fund
Objective
The Nationwide International Small Cap Fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 67 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.34%	0.09%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.55%	1.05%	1.17%
Fee Waiver/Expense Reimbursement(1)	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.00%	1.12%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.99% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,032	$1,367	$2,310
Class R6 Shares	102	329	575	1,278
Institutional Service Class Shares	114	367	639	1,416
35

Fund Summary: Nationwide International Small Cap Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.10% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with smaller market capitalizations at the time of purchase. Companies that are deemed to have smaller capitalizations are those with capitalizations within the range of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index (“EAFE® Small Cap Index”). The subadviser makes market capitalization determinations at the time a security is purchased. In addition, under normal circumstances, the Fund invests primarily in securities of non-U.S. companies. For these purposes, the subadviser considers an issuer to be a non-U.S. company if it maintains its principal place of business outside the United States, it generates more than 50% of its revenues from business outside the United States, or its common stock trades on an exchange outside the United States. Some of the companies in which the Fund invests may be located in emerging market countries, which typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many securities are denominated in currencies other than the U.S. dollar.
The subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and even styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks.
The Fund’s subadviser may use derivatives, such as futures, forwards and swaps, to obtain efficient investment exposure as a substitute for taking a position in an underlying asset, to increase returns, or to hedge against international currency exposure or other risks.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
    Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less

36

Fund Summary: Nationwide International Small Cap Fund (cont.)
liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Swaps and forwards– using swaps and forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract,the Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are

37

Fund Summary: Nationwide International Small Cap Fund (cont.)
more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	12.79%	–	1st qtr. of 2019
Lowest Quarter:	-17.07%	–	4th qtr. of 2018
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	Since Inception (December 29, 2016)
Class A Shares – Before Taxes	20.61%	8.02%
Class R6 Shares – Before Taxes	28.33%	10.52%
Class R6 Shares – After Taxes on Distributions	27.37%	7.17%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	17.26%	6.89%
Institutional Service Class Shares – Before Taxes	28.10%	10.43%
MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.)	24.96%	11.27%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Wellington Management Company LLP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathan G. White, CFA	Managing Director and Director, Research Portfolios	Since 2018
Mary L. Pryshlak, CFA	Senior Managing Director and Director of Global Industry Research	Since 2018
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

38

Fund Summary: Nationwide International Small Cap Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
39

How the funds invest: Nationwide AllianzGI International Growth Fund
Objective
The Nationwide AllianzGI International Growth Fund seeks long-term capital appreciation. This objective may be changed by the Nationwide Mutual Funds’ (the “Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to provide investors with long-term capital appreciation by creating a diversified portfolio of non-U.S. equity securities exhibiting long-term growth and quality characteristics. The Fund will normally invest primarily in non-U.S. securities, including issuers in emerging market countries, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs).
The Fund’s subadviser employs a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The subadviser will target investments in companies primarily based on analysis of three criteria: structural growth, quality, and valuation.
•Structural Growth. In identifying issuers likely to benefit from structural growth, the subadviser will seek out issuers with what it believes to be superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long-term.
•Quality. In evaluating the quality of potential investment targets, the subadviser will consider issuers’ balance sheet strength, long-term competitive position and the presence of obstacles that block competitors from entering the same market (e.g., technological challenges, regulations, and patents, etc.) that enable such issuers to defend pricing power over the long-term.
•Valuation. The subadviser will make investments in companies whose potential value it believes is not yet reflected in market valuations, and whose ability to satisfy the Fund’s key investment criteria is likely to be sustainable in the long-term.
The subadviser’s investment decisions are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.
In selecting investments, the subadviser will utilize company-specific and macroeconomic insights from its broader network of global industry analysts and will meet in person with key executives of selected issuers. In addition to these traditional research activities, with respect to selected securities, the subadviser prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a
“second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
Although the Fund does not invest in derivative instruments as a principal strategy and generally does not hedge currency, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as foreign markets access products such as participatory notes. The Fund may achieve its exposure to non-U.S. securities either directly or through depositary receipts such as American Depositary Receipts (ADRs). Many foreign securities are denominated in currencies other than the U.S. dollar.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. For example, the values of currency futures and forward foreign currency exchange contracts are based on changes in the values of international currencies.
Emerging market countries – typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.

40

How the funds invest: Nationwide AllianzGI International Growth Fund (cont.)
Options – a call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, an underlying security or futures contract at a specified price during the option period. A put option gives the purchaser of the option the right to sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified price during the option period.
Secular market – a market driven by forces that could remain in place for many years.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to COUNTRY OR SECTOR RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, INITIAL PUBLIC OFFERING RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
41

How the Funds Invest: Nationwide Amundi Global High Yield Fund
Objective
The Nationwide Amundi Global High Yield Fund seeks total return. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests in a portfolio of higher-yielding, lower-rated fixed-income securities issued by U.S. and foreign companies. Investments in fixed-income securities also may include mortgage-backed securities and asset-backed securities. The Fund also may invest in corporate loans.
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield bonds. Such debt securities, which are commonly known as “junk bonds,” are rated below investment grade (i.e., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s), with no minimum acceptable rating. Securities rated in these categories are considered to be of poorer quality and are considered speculative. High-yield bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default. These securities may pay interest on either a fixed-rate or a variable-rate basis, and may range in maturity from short-term to long-term. At any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities.
Under normal circumstances, the Fund invests in issuers located in at least five countries (of which one may be the United States, although the Fund does not invest more than 80% of its net assets, at the time of purchase, in the securities of U.S. issuers). An issuer will be deemed to be located in a country other than the United States if the issuer is organized outside of the United States, has its principal place of business outside of the United States, or generates more than 50% of its revenues from business outside of the United States. The Fund may invest in issuers located in either developed countries or emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market issuers. Many high-yield bonds are denominated in currencies that are well-established internationally, such as the U.S. dollar, euro or yen, although other high-yield bonds are denominated in the local currencies of their issuers. The Fund may invest in securities that are denominated either in a well-established currency or in an emerging market’s local currency. The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps, either to hedge against investment risks or to obtain exposure to the investment characteristics of certain bonds or groups of bonds.
The Fund’s subadviser uses both top-down and bottom-up investment approaches in selecting securities and constructing the Fund’s portfolio. In determining how to allocate the Fund’s assets across different countries, the subadviser uses macroeconomic analysis to determine which economies it believes are likely to generate superior risk-adjusted returns. Within this macroeconomic framework, the subadviser next evaluates which sectors or industries, and ultimately, which individual companies or issuers, offer what it believes to be the best opportunities. In selecting individual securities, the subadviser emphasizes credit analysis, liquidity and risk management. The Fund’s subadviser may sell a security if it believes the issuer’s credit quality has deteriorated, macroeconomic factors affecting the issuer’s country have changed, or in order to take advantage of more favorable opportunities. The Fund may engage in active and frequent trading of portfolio securities.
Key Terms:
Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Credit default swap – a swap contract in which the buyer makes a series of payments to the seller and, in exchange, receives a payoff if the issuer of a credit instrument, such as a bond or loan, defaults on its obligation to pay or experiences some type of credit event, such as a bankruptcy or restructuring. Credit default swaps can be used to hedge against risks or to synthetically expose a portfolio to the diversification and performance characteristics of certain bonds or groups of bonds.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, forwards and swaps are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

42

How the Funds Invest: Nationwide Amundi Global High Yield Fund (cont.)
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.
Top-down approach – a method of investing that involves selecting securities on the basis of the relative strength of the economies of the countries in which they were issued.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CORPORATE LOANS RISK, COUNTRY OR SECTOR RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS, PORTFOLIO TURNOVER RISK and PREPAYMENT AND CALL RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
43

How the Funds Invest: Nationwide Amundi Strategic Income Fund
Objective
The Nationwide Amundi Strategic Income Fund seeks to provide a high level of current income. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a flexible investment approach, allocating across different types of fixed-income securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income.
Consistent with this approach, the Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities (including collateralized mortgage obligations) and convertible securities. The Fund also may invest in corporate loans. Securities in which the Fund invests may pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Many foreign securities are denominated in currencies other than the U.S. dollar.
The Fund may invest without limitation in fixed-income securities of any maturity, duration, or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e. “junk bonds”) and other securities that are lower-rated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments. The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return.
The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The subadviser may sell a security for various reasons, such as to adjust the Fund’s average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure. The Fund may engage in active and frequent trading of portfolio securities.
Key Terms:
Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
Convertible securities – generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.
Credit default swap – a swap contract in which the buyer makes a series of payments to the seller and, in exchange, receives a payoff if the issuer of a credit instrument, such as a bond or loan, defaults on its obligation to pay or experiences some type of credit event, such as a bankruptcy or restructuring. Credit default swaps can be used to hedge against risks or to synthetically expose a portfolio to the diversification and performance characteristics of certain bonds or groups of bonds.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, forwards and swaps are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

44

How the Funds Invest: Nationwide Amundi Strategic Income Fund (cont.)
High-yield bonds – commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, CORPORATE LOANS RISK, COUNTRY OR SECTOR RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK and SOVEREIGN DEBT RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
45

How the Funds Invest: Nationwide Bailard International Equities Fund
Objective
The Nationwide Bailard International Equities Fund seeks long-term capital appreciation. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund, under normal market conditions, invests at least 80% of its net assets in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Many securities are denominated in currencies other than the U.S. dollar. The Fund normally invests in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund’s holdings are spread across multiple industries and geographic regions.
Some emerging market countries may be considered to be frontier market countries, although the Fund does not invest more than 20% of its net assets in frontier market countries.
The Fund employs disciplined, quantitative analysis that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The Fund’s subadviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment and risk aversion. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because investor behaviors vary around the world, the relative importance of these factors varies by country. The subadviser generally over-weights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. In overweighting and underweighting countries, the subadviser may consider global market indices. Sales decisions are made by the subadviser based on changes in country and stock-specific rankings, as driven primarily by the subadviser’s models.
The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.
Key Terms:
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, forwards and options are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging + Frontier Markets Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Frontier market countries – typically are those emerging market countries that are considered to be among the smallest, least mature and least liquid. For purposes of the Fund, frontier market countries are those that are included in the MSCI Frontier Markets Index.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

46

How the Funds Invest: Nationwide Bailard International Equities Fund (cont.)
In addition, the Fund is subject to DERIVATIVES RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, FRONTIER MARKETS RISK, MARKET AND SELECTION RISKS and SECTOR RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
47

How the Funds Invest: Nationwide Emerging Markets Debt Fund
Objective
The Nationwide Emerging Markets Debt Fund seeks total return. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in debt and other fixed-income securities issued by governments of emerging market countries and corporations that are headquartered in, or which derive at least 50% of their revenues from operations or sales in, emerging market countries. The Fund normally invests in issuers located in at least three emerging market countries.
The issuers of the securities in which the Fund invests may include either governmental entities (for example, sovereign bonds) or corporations (for example, corporate bonds). These securities may pay interest on either a fixed-rate or a variable-rate basis. The debt securities in which the Fund may invest may range in maturity from short- to long-term and, at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities. Although many of the securities in which the Fund may invest are investment grade, the Fund may invest without limit in high-yield bonds (i.e., “junk” bonds).
The Fund’s subadviser seeks to generate investment returns from sovereign debt securities predominately through country selection. The subadviser combines a bottom-up analysis of a country's fundamentals with top-down macroeconomic insights, evaluating factors such as domestic demand dynamics, monetary and fiscal policy, and local and national politics, against global drivers such as commodity prices, global liquidity conditions and global growth/export demand. Selection of corporate debt securities begins with more of a bottom-up process, based on a combination of the subadviser’s fundamental and quantitative analyses, but within the context of the country’s macroeconomic considerations. Based on fundamental, relative value and structural/technical analyses, the subadviser next seeks to exploit opportunities that may be generated when its assessment of a country’s or issuer’s fundamentals is inconsistent with the market’s expectations. The Fund’s subadviser may sell a security if it believes the issuer’s credit quality has declined, macroeconomic factors affecting the issuer’s country have changed, or in order to take advantage of more favorable opportunities.
Many emerging market debt securities are denominated in currencies that are well-established internationally, such as the U.S. dollar, euro or yen, although other emerging market debt securities are denominated in the local currencies of their issuers. The Fund may invest in securities that are denominated either in a well-established currency or in an emerging market’s local currency, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in securities denominated in local currencies.
The Fund’s subadviser may use derivatives, such as currency futures and forward currency contracts, to hedge against international currency exposure or to take currency positions unrelated to securities held by the Fund. The subadviser also may use such instruments, as well as interest rate swaps, total return swaps and credit default swaps, either to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, or otherwise to increase returns.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Credit default swap – a swap contract in which the buyer makes a series of payments to the seller and, in exchange, receives a payoff if the issuer of a credit instrument, such as a bond or loan, defaults on its obligation to pay or experiences some type of credit event, such as a bankruptcy or restructuring. Credit default swaps can be used to hedge against risks or to synthetically expose a portfolio to the diversification and performance characteristics of certain bonds or groups of bonds.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. For example, the values of currency futures and forward foreign currency exchange contracts are based on changes in the values of international currencies.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets Index, the FTSE Emerging Index or the JPMorgan Emerging Market Bond Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

48

How the Funds Invest: Nationwide Emerging Markets Debt Fund (cont.)
High-yield bonds – commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s subadviser believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.
Interest rate swap – a swap contract in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Top-down approach – a method of investing that involves selecting securities on the basis of the relative strength of the economies of the countries in which they were issued.
Total return swap – a swap contract in which one party agrees to make payments based on the total return from the underlying asset during the specified period, in return for payments equal to a fixed-or floating-rate of interest or the total return from another underlying asset.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to COUNTRY RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, NONDIVERSIFIED FUND RISK, PREPAYMENT AND CALL RISK and SOVEREIGN DEBT RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
49

How the Funds Invest: Nationwide Global Sustainable Equity Fund
Objective
The Nationwide Global Sustainable Equity Fund seeks to maximize total return, consisting of capital appreciation and current income. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers, although the Fund may invest in stocks that provide little to no dividend income, but which offer the potential for capital growth. The Fund may invest in stocks of companies of any size, including small-cap and mid-cap companies, and which are located in either developed countries or emerging market countries. The Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. The Fund’s subadviser, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if the subadviser believes economic and business conditions warrant such investments. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. An investment will be deemed to be tied economically to a particular country, including the United States, if its issuer is organized in the particular country, has its principal place of business in such country, or generates more than 50% of its revenues from business in that country.
In the global investing universe, the subadviser uses a disciplined price-to-intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose fundamental value the subadviser estimates to be greater than the security’s market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon country, economic, industry and company analysis, as well as upon the subadviser’s assessment of a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. The Fund generally will sell a security when the subadviser believes it has reached a target price, fails to perform as expected by the subadviser, or when the subadviser believes other opportunities appear more attractive.
The subadviser employs both a positive and negative screening process with regard to securities selection for the Fund. The negative screening process excludes securities with more than 5% of sales in alcohol, tobacco, defense, nuclear, genetically modified organisms (GMOs), water bottles, gambling and pornography from the Fund’s portfolio, which the subadviser believes reduces the global universe by about 7% by market capitalization. The positive screening process identifies securities of companies that are fundamentally attractive with superior valuation characteristics. In addition, the positive screening process also includes material fundamental sustainability factors that the subadviser believes confirm the fundamental investment case and can enhance the subadviser’s ability to make good investment decisions. The sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that, along with more traditional financial analytics seek to, identify companies that the subadviser believes will provide sustained, long-term value.
Key Terms:
Common stock – securities representing shares of ownership of a corporation.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. For example, the values of currency futures and forward foreign currency exchange contracts are based on changes in the values of international currencies.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.

50

How the Funds Invest: Nationwide Global Sustainable Equity Fund (cont.)
Small-cap and mid-cap companies – companies with market capitalizations that are smaller than those of companies included in the Russell 1000® Index. The Russell 1000® Index measures the performance of stocks issued by large U.S. companies. As of December 31, 2019, the market capitalization of the smallest company included in the Russell 1000® Index was $823.7 million.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to COUNTRY RISK, DERIVATIVES RISK, DIVIDEND-PAYING STOCK RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, PREFERRED STOCK RISK, SMALLER COMPANY RISK and SUSTAINABILITY FACTOR RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
51

How the Funds Invest: Nationwide International Small Cap Fund
Objective
The Nationwide International Small Cap Fund seeks to provide long-term capital growth. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with smaller market capitalizations at the time of purchase. Companies that are deemed to have smaller capitalizations are those with capitalizations within the range of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index (“EAFE Small Cap Index”). The subadviser makes market capitalization determinations at the time a security is purchased. In addition, under normal circumstances, the Fund invests primarily in securities of non-U.S. companies. For these purposes, the subadviser considers an issuer to be a non-U.S. company if it maintains its principal place of business outside the United States, it generates more than 50% of its revenues from business outside the United States, or its common stock trades on an exchange outside the United States. Some of the companies in which the Fund invests may be located in emerging market countries. Many securities are denominated in currencies other than the U.S. dollar.
Equity securities in which the Fund invests primarily include common stock. The subadviser employs a bottom-up approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and even styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks.
The Fund’s subadviser may use derivatives, such as futures, forwards and swaps, either to obtain efficient investment exposure, as a substitute for taking a position in an underlying asset to increase returns, or to hedge against international currency exposure or other risks.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Common stock – securities representing shares of ownership of a corporation.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, forwards and swaps are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Emerging market countries – typically are developing and low- or middle-income countries such as those as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Forwards – similar to futures, a forward contract obligates one party to buy, and the other party to sell, a specific quantity of an underlying asset (such as a particular currency) for an agreed-upon price at a future date. Unlike futures, forwards are neither standardized nor exchange-traded. Instead, forwards are privately negotiated agreements, the terms of which are customized by the contract parties, and trade over the counter.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.

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How the Funds Invest: Nationwide International Small Cap Fund (cont.)
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Swaps – a swap is an agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to DERIVATIVES RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 54.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
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Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Asset-backed securities risk – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.
The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.
Convertible securities risk – (Nationwide Amundi Strategic Income Fund) the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”), which is expected to be phased out by the end of 2021, or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.
The corporate loans in which the Funds invest have speculative characteristics and are subject to high risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Furthermore, investments in corporate loans may not be considered “securities” for purposes under the federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.
Country risk – see “Country or sector risk.”
Country or sector risk – investments in particular industries, sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if a Fund emphasizes one or more industries, economic sectors or countries, it may be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries sectors or countries.
Credit risk – the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, a Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and

54

Risks of Investing in the Funds (cont.)
the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.
Derivatives risk – a derivative is a contract, security or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying index, commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. While futures contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

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Risks of Investing in the Funds (cont.)
Foreign currency contracts – a forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock or bond. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, a Fund's use of a currency hedging program will result in lower returns than if no currency hedging program were in effect. Currency contracts are considered to be derivatives, because their value and performance depend, at least in part, on the value and performance of an underlying currency. A Fund's investments in currency contracts may involve a small investment relative to the amount of risk assumed. To the extent a Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that a Fund is unable to close out a position because of market illiquidity, a Fund may not be able to prevent further losses of value in its derivative holdings. A Fund's liquidity also may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. Finally, a Fund's use of derivatives may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.
Forwards – using forwards can involve greater risks than if a Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, a Fund may lose money.
     Options – if a put or call option purchased by a Fund expired without being sold or exercised, a Fund would lose the premium it paid for the option. The risk involved in writing (i.e., selling) a covered call option is the lack of liquidity for the option. If a Fund is not able to close out the options transaction, a Fund will not be able to sell the underlying security until the option expires or is exercised. The risk involved in writing an uncovered put option is that the market value of the underlying security could decrease. If this occurs, the option could be exercised and the underlying security would then be sold to a Fund at a higher price than its prevailing market value. The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security. If this occurs, the option could be exercised and the underlying security would then be sold by a Fund at a lower price than its current market value. Purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. To the extent that a Fund invests in over-the-counter options, a Fund may be exposed to credit risk with regard to parties with whom it trades and also may bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing-organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirement applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, a Fund could sustain significant losses.
Credit default swaps – a credit default swap enables an investor to buy or sell protection against a credit event, such as a bond issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. Certain credit default swaps have been designated for mandatory

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Risks of Investing in the Funds (cont.)
central clearing. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations a Fund could sustain significant losses. Credit default swaps also are subject to the risk that a Fund will not assess properly the cost of the underlying investment. If a Fund is selling credit protection, it bears the risk that a credit event will occur, requiring a Fund to pay the counterparty the set value of the defaulted bonds. If a Fund is buying credit protection, there is the risk that no credit event will occur and a Fund will receive no benefit for the premium paid.
Interest rate swaps – (Nationwide Emerging Markets Debt Fund) interest rate swaps allow parties to exchange their rights to receive payments on a security or other reference rate. The use of interest rate swaps involves the risk that the subadviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.
Total return swaps – (Nationwide Emerging Markets Debt Fund) total return swaps allow the party receiving the total return to gain exposure and benefit from an underlying reference asset without actually having to own it. Total return swaps will create leverage and the Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Total return swaps also are subject to the risk that the Fund will not properly assess the value of the underlying asset. If the Fund is the buyer of a total return swap, the Fund could lose money if the total return of the underlying asset is less than the Fund’s obligation to pay a fixed or floating rate of interest. If the Fund is the seller of a total return swap, the Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.
Leverage – leverage may be created when an investment exposes a Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund and make a Fund's share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of a Fund's investments. Further, the use of leverage may require a Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA, with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of the Funds.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
Dividend-paying stock risk – (Nationwide Global Sustainable Equity Fund) there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more

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Risks of Investing in the Funds (cont.)
developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Equity securities risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a

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Risks of Investing in the Funds (cont.)
security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Frontier markets risk – (Nationwide Bailard International Equities Fund) frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a Fund's shares to decline.
Governments of many frontier market countries in which a Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in a Fund's portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of a Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as a Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in frontier market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.
There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding

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Risks of Investing in the Funds (cont.)
foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.
The frontier market countries in which a Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund's returns. Banks in frontier market countries used to hold a Fund's securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlement will take longer and that cash or securities of a Fund may be in jeopardy because of failures of or defects in the settlement systems.
Growth style risk – growth stocks may be more volatile than other stocks because they generally are more sensitive to investor perceptions and market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then a Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
High-yield bonds risk – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities is considered speculative and may subject the Funds to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, funds that invest in high-yield bonds are subject to the following risks:
•increased price sensitivity to changing interest rates and to adverse economic and business developments;
•greater risk of loss due to default or declining credit quality;
•greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments when due and
•negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Funds.
Initial public offering risk – (Nationwide AllianzGI International Growth Fund) availability of initial public offerings (“IPO”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact the Fund's performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and may cause the value of a Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower-yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

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Risks of Investing in the Funds (cont.)
Liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities. Funds that invest in non-investment grade fixed income securities, small- and mid-capitalization stocks and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund's subadviser(s) will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities generally have higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Collateralized mortgage obligations risk – (Amundi Strategic Income Fund) collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Nondiversified fund risk – because the Nationwide Emerging Markets Debt Fund may hold larger positions in fewer securities and financial instruments than other funds that are diversified, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay

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Risks of Investing in the Funds (cont.)
principal in advance. This forces a Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces the Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, a Fund may not recover the premium, resulting in a capital loss.
Portfolio turnover risk – a Fund’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund’s shareholders.
Preferred stock risk – (Nationwide Global Sustainable Equity Fund) a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks also are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Sector risk – see “Country or sector risk.”
Smaller company risk – in general, stocks of smaller companies (including micro- and mid-cap companies) trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's investment in a smaller company may lose substantial value. Investing in smaller companies (including micro- and mid-cap companies) requires a longer-term investment view and may not be appropriate for all investors.
Sovereign debt risk – the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors. Governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling. Further, there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.
Sustainability factor risk – (Nationwide Global Sustainable Equity Fund) the sustainability factors used in the subadviser’s investment process may cause the Fund to underperform funds that rely solely or primarily on traditional financial analytics. The sustainability factors may cause the Fund’s industry allocation to deviate from that of funds without these considerations.
Value style risk – (Nationwide International Small Cap Fund) over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures

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Risks of Investing in the Funds (cont.)
regarding the release of portfolio holdings information is available in the Funds' SAI.
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Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
ALLIANZ GLOBAL INVESTORS U.S. LLC (“ALLIANZ”), located at 1633 Broadway, 43rd Floor, New York, NY 10019, is the subadviser to the Nationwide AllianzGI International Growth Fund. Allianz is a registered investment adviser and was organized in 2010. As of December 31, 2019, Allianz had approximately $122.3 billion in assets under management.
AMUNDI PIONEER INSTITUTIONAL ASSET MANAGEMENT, INC. (“APIAM”), located at 60 State Street, Boston, Massachusetts, 02109, is the subadviser to the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund. APIAM and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $91.9 billion as of December 31, 2019.
BAILARD, INC. (“BAILARD”), located at 950 Tower Lane, Suite 1900, Foster City, CA 94404, with a satellite office at 180 Sutter Street, Suite 200, San Francisco, CA 94104, is the subadviser to the Nationwide Bailard International Equities Fund. Bailard is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is organized as a California corporation. As of December 31, 2019, Bailard had approximately $3.9 billion in assets under management. Bailard has been providing investment management services since 1972.
STANDARD LIFE INVESTMENTS (CORPORATE FUNDS) LIMITED (“ABERDEEN STANDARD INVESTMENTS”), located at 1 George Street, Edinburgh, Scotland, EH2 2LL, is the subadviser to the Nationwide Emerging Markets Debt Fund. Aberdeen Standard Investments is a subsidiary of Standard Life Aberdeen PLC, an investment company with shares publicly traded on the London Stock Exchange (LSE) under ticker: SLA.
UBS ASSET MANAGEMENT (AMERICAS) INC. (“UBS AM”), located at 1285 Avenue of the Americas, New York, NY 10019, is the subadviser to the Nationwide Global Sustainable Equity Fund. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”) and a member of the UBS Asset Management Division. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization, with operations in many areas of the financial services industry.
WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON MANAGEMENT”), located at 280 Congress Street, Boston, MA 02210, is the subadviser to the Nationwide International Small Cap Fund. Wellington Management is a Delaware limited liability partnership. Wellington Management has been a registered investment adviser since October 1979.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2019, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
Nationwide AllianzGI International Growth Fund	0.61%
Nationwide Amundi Global High Yield Fund	0.49%
Nationwide Amundi Strategic Income Fund	0.47%
Nationwide Bailard International Equities Fund	0.75%
Nationwide Emerging Markets Debt Fund	0.57%
Nationwide Global Sustainable Equity Fund	0.46%
Nationwide International Small Cap Fund	0.91%
Beginning November 7, 2019, the Nationwide Amundi Strategic Income Fund began paying NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of the Nationwide Amundi Strategic Income Fund’s average daily net assets,

64

Fund Management (cont.)
without taking into account any applicable fee waivers or reimbursements.
Fund	Assets	Management Fee
Nationwide Amundi Strategic Income Fund	Up to $500 million	0.55%
	$500 million and more	0.50%
Portfolio Management
Nationwide AllianzGI International Growth Fund
The portfolio managers who are primarily responsible for the day-to-day management of the Fund are Robert Hofmann, CFA, and Tobias Kohls, CFA, FRM.
Mr. Hofmann is a portfolio manager and a director with Allianz, which he joined in 2005. He is a member of the Growth Equities EU team.
Mr. Kohls is a portfolio manager with Allianz, which he joined in 2005. He is a member of the Growth Equities EU team.
Nationwide Amundi Global High Yield Fund
The Fund is managed by Jonathan M. Duensing, CFA, Andrew D. Feltus, CFA, and Kenneth J. Monaghan, who are responsible for the day-to-day portfolio management of the Fund.
Mr. Duensing is Director of Investment Grades Corporates, Managing Director and Senior Portfolio Manager at APIAM. He joined APIAM in 1996.
Mr. Feltus is Managing Director, Co-Director of Global High Yield and Portfolio Manager at APIAM. He joined APIAM in 1999.
Mr. Monaghan is Managing Director, Co-Director of Global High Yield and Lead Portfolio Manager at APIAM. He joined APIAM in 2014.
Nationwide Amundi Strategic Income Fund
Jonathan M. Duensing, CFA, is the lead portfolio manager with final decision-making authority for the portfolio management of the Fund. Mr. Duensing is primarily responsible for the interest rate, sovereign, investment grade credit and securitized asset positioning themes in the Fund. Ken Monaghan, as co-Director of High Yield, is primarily responsible for the high yield bond portion of the Fund.
Mr. Duensing is Director of Investment Grades Corporates, Managing Director and Senior Portfolio Manager at APIAM. He joined APIAM in 1996.
Mr. Monaghan is Managing Director, Co-Director of Global High Yield and Lead Portfolio Manager at APIAM. He joined APIAM in 2014.
Nationwide Bailard International Equities Fund
Peter M. Hill, Eric P. Leve, CFA, Daniel McKellar, CFA, and Anthony Craddock are jointly responsible for the day-to-day management of the Fund.
Mr. Hill is Chairman and Chief Executive Officer of Bailard. He joined Bailard in 1985 and has over 40 years of investment experience.
Mr. Leve is Chief Investment Officer of Bailard. He joined Bailard in 1987 and has over 32 years of investment experience.
Mr. McKellar is Vice President of International Equity Research at Bailard. He joined Bailard in 2011.
Mr. Craddock is Senior Vice President of Bailard. He was employed by Bailard from 1997 to November 2018. He rejoined Bailard in June of 2019. During the period from November 2018 to June 2019, Mr. Craddock worked as an independent consultant for Bailard.
Nationwide Emerging Markets Debt Fund
Kieran Curtis and Mark Baker, CFA, are the Fund’s portfolio managers and are jointly responsible for the day-to-day management of the Fund’s portfolio.
Mr. Curtis is Head of Local Currency, Emerging Markets at Aberdeen Standard Investments. He joined Aberdeen Standard Investments in 2013.
Mr. Baker is Investment Director, Emerging Markets at Aberdeen Standard Investments. He joined Aberdeen Standard Investments in 2012.
Nationwide Global Sustainable Equity Fund
Bruno Bertocci and Joseph Elegante, CFA, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Mr. Bertocci is Head of the Sustainable Equities team and a Managing Director at UBS AM. Mr. Bertocci has 39 years of industry experience and has been with UBS AM since 1998.
Mr. Elegante is a co-portfolio manager for Global Intrinsic Value Equities and senior portfolio manager on a range of Global Sustainable Equity strategies. Prior to joining UBS AM, he was a portfolio manager at RMB Capital Management from 2012 to 2015. Mr. Elegante has over 20 years of portfolio management experience.
Nationwide International Small Cap Fund
Jonathan G. White, CFA, and Mary L. Pryshlak, CFA, are jointly responsible for the day-to-day management of the Fund.
Mr. White is Managing Director and Director, Research Portfolios of Wellington Management, and joined the firm in 1999.

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Fund Management (cont.)
Ms. Pryshlak is Senior Managing Director and Director of Global Industry Research of Wellington Management, and joined the firm in 2004.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.
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Investing with Nationwide Funds
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A and Class C shares are available to all investors. Institutional Service Class, Class R6, Class M and Eagle Class shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A or Class C shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Class A Shares
Class A shares are subject to a front-end sales charge of 2.25% (5.75% for Nationwide AllianzGI International Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund and Nationwide International Small Cap Fund) of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares for Nationwide AllianzGI International Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund and Nationwide International Small Cap Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
Front-End Sales Charges for Class A Shares for Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 to $499,999	1.25	1.27	1.00
$500,000 or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;

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Investing with Nationwide Funds (cont.)
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 or $100,000, as applicable, in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares of the Nationwide AllianzGI International Growth Fund, Nationwide Bailard International Equities Fund, Nationwide

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Investing with Nationwide Funds (cont.)
Global Sustainable Equity Fund and Nationwide International Small Cap Fund shares, and $500,000 or more of Class A shares of the Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund have no front-end sales charge. You can purchase $1 million or more, or $500,000 or more, as applicable, in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide AllianzGI International Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund and Nationwide International Small Cap Fund)
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund)
Amount of Purchase	$500,000 or more
If sold within	18 months
Amount of CDSC	0.75%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $1 million (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” below for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
The CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide

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Investing with Nationwide Funds (cont.)
any required evidence showing that you qualify. For more complete information, see the SAI.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to this Prospectus.
Class M Shares
Class M Shares are only available to clients of Bailard, Inc., employees and officers of Bailard, Inc. and their families and friends, and to existing Class M shareholders.
Share Classes Available Only to Institutional Accounts
The Funds may offer Institutional Service Class, Class R6 and Eagle Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class Shares
Institutional Service Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Institutional Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;

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Investing with Nationwide Funds (cont.)
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund.
Eagle Class Shares
Eagle Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Eagle Class shares are subject to a maximum administrative services fee of 0.10%. Eagle Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund for these services;
•fee-based accounts of registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans; or
•current holders of Eagle Class shares of any Nationwide Fund.
Institutional Service Class , Eagle Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class , Eagle Class or Class R6 shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A and Class C shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class, Class R6, Class M and Eagle Class shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A and Class C shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% of which may be a service fee)
Administrative Services Fees
Class A, Class C, Institutional Service Class and Eagle Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A and Class C shares, as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class C and Institutional Service Class shares, and 0.10% for Eagle Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide AllianzGI International Growth Fund Class A, Institutional Service Class and Eagle Class shares: 0.08%, 0.25% and 0.10%, respectively.
Nationwide Amundi Global High Yield Fund Class A, Class C and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Amundi Strategic Income Fund Class A, Class C and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Bailard International Equities Fund Class A, Class C and Institutional Service Class shares: 0.09%, 0.09% and 0.06%, respectively.

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Investing with Nationwide Funds (cont.)
Nationwide Emerging Markets Debt Fund Class A, Class C and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Global Sustainable Equity Fund Class A, Class C and Institutional Service Class shares: 0.10%, 0.15% and 0.07%, respectively.
Nationwide International Small Cap Fund Class A and Institutional Service Class shares: 0.25% and 0.12%, respectively.
Because these fees are paid out of a Fund’s Class A, Class C, Institutional Service Class and Eagle Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

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Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either Institutional Service Class, Class R6, Class M or Eagle Class shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
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Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Equity securities generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s
NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to a Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.

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Investing with Nationwide Funds (cont.)
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.
Minimum Investments

Class A Shares and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional Investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R6 Shares
To open an account	$1 million (per Fund)
Additional Investments	No Minimum
Institutional Service Class and Eagle Class Shares
To open an account	$50,000 (per Fund)
Additional Investments	No Minimum
Class M Shares
To open an account	$5,000 (per Fund)
Additional Investments	$100
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

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Investing with Nationwide Funds (cont.)
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
•you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares .
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV
(minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning

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Investing with Nationwide Funds (cont.)
5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between
Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, their subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or

77

Investing with Nationwide Funds (cont.)
omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
78

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each of the Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund and Nationwide Emerging Markets Debt Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends monthly. Each of the Nationwide AllianzGI International Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund and the Nationwide International Small Cap Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to

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Distributions and Taxes (cont.)
individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations

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Distributions and Taxes (cont.)
provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.
81

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
82

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Except as noted below, information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

With respect to the Nationwide AllianzGI International Growth Fund, information for the fiscal year ended September 30, 2019 and for the fiscal period ended October 31, 2019 has been audited by PricewaterhouseCoopers LLP. Information presented for the Predecessor Fund to the Nationwide AllianzGI International Growth Fund for prior years and periods has also been audited by PricewaterhouseCoopers LLP, whose reports therein were unqualified.
83

FINANCIAL HIGHLIGHTS: NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Period Ended October 31, 2019 (g)(h)	$17.22	(0.01)	0.83	0.82	–	–	–	$18.04	4.76% (i)	$ 621,828	1.05%	(0.67%)	2.26%	4.81%
Year Ended September 30, 2019	$17.91	–	(0.23)	(0.23)	(0.06)	(0.40)	(0.46)	$17.22	(0.88%)	$ 593,320	1.05%	0.02%	2.36%	44.46% (j)
Year Ended September 30, 2018	$19.73	0.02	0.82	0.84	(0.31)	(2.35)	(2.66)	$17.91	4.32%	$ 1,182,948	1.05%	0.10%	1.89%	17.00%
Year Ended September 30, 2017	$16.37	0.04	3.32	3.36	–	–	–	$19.73	20.53%	$ 72,396	1.12%	0.23%	1.82%	18.00%
Year Ended September 30, 2016	$14.13	0.09	2.29	2.38	(0.14)	–	(0.14)	$16.37	16.97%	$ 50,750	1.20%	0.60%	6.68%	20.00%
Period Ended September 30, 2015 (k)(l)	$15.00	0.11	(0.98)	(0.87)	–	–	–	$14.13	(5.80%)	$ 10,335	1.20%	1.12%	8.22%	3.00%
Class R6 Shares (m)
Period Ended October 31, 2019 (g)(h)	$17.65	(0.01)	0.86	0.85	–	–	–	$18.50	4.82% (i)	$ 436,837	0.72%	(0.42%)	2.93%	4.81%
Year Ended September 30, 2019	$18.32	0.06	(0.24)	(0.18)	(0.09)	(0.40)	(0.49)	$17.65	(0.60%)	$ 5,618,720	0.79%	0.37%	1.62%	44.46% (j)
Year Ended September 30, 2018	$19.90	0.07	0.82	0.89	(0.12)	(2.35)	(2.47)	$18.32	4.54%	$ 27,427,089	0.80%	0.37%	1.61%	17.00%
Year Ended September 30, 2017	$16.49	0.08	3.35	3.43	(0.02)	–	(0.02)	$19.90	20.82%	$ 18,582,044	0.87%	0.49%	1.49%	18.00%
Year Ended September 30, 2016	$14.15	0.11	2.33	2.44	(0.10)	–	(0.10)	$16.49	17.34%	$ 28,386,167	0.95%	0.75%	5.77%	20.00%
Period Ended September 30, 2015 (k)(l)	$15.00	0.14	(0.99)	(0.85)	–	–	–	$14.15	(5.67%)	$ 2,874,322	0.95%	1.38%	7.99%	3.00%
Eagle Class Shares
Period Ended October 31, 2019 (g)(h)	$17.68	(0.01)	0.86	0.85	–	–	–	$18.53	4.81% (i)	$ 5,336	0.86%	(0.49%)	2.06%	4.81%
Period Ended September 30, 2019 (n)	$17.02	(0.01)	0.67	0.66	–	–	–	$17.68	3.88%	$ 5,091	0.86%	(0.18%)	2.75%	44.46% (j)
Institutional Service Class Shares
Period Ended October 31, 2019 (g)(h)	$17.67	(0.01)	0.86	0.85	–	–	–	$18.52	4.81%	$229,196,575	0.95%	(0.47%)	0.97%	4.81%
Period Ended September 30, 2019 (n)	$17.02	(0.02)	0.67	0.65	–	–	–	$17.67	3.82%	$ 5,088	0.97%	(0.29%)	2.86%	44.46% (j)
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from October 1, 2019 through October 31, 2019.
(h)	Fiscal year end changed from September 30th to October 31st.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Portfolio turnover excludes securities received or delivered in-kind.
(k)	For the period from February 2, 2015 (commencement of operations) through September 30, 2015. Total return is calculated based on inception date of February 2, 2015 through September 30, 2015.
(l)	Fiscal year end changed from November 30th to September 30th.
(m)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n)	For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through September 30, 2019.
84

FINANCIAL HIGHLIGHTS: NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.81	0.58	0.22	0.80	(0.76)	(0.04)	(0.80)	$ 9.81	8.70%	$ 1,595,616	0.97%	5.97%	1.12%	74.60%
Year Ended October 31, 2018	$10.69	0.59	(0.51)	0.08	(0.47)	(0.49)	(0.96)	$ 9.81	0.76%	$ 1,251,332	0.97%	5.90%	1.11%	103.59%
Year Ended October 31, 2017	$10.36	0.62	0.47	1.09	(0.71)	(0.05)	(0.76)	$10.69	10.89%	$ 970,539	0.96%	5.89%	1.06%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.58	0.27	0.85	(0.49)	–	(0.49)	$10.36	8.83%	$ 213,186	0.99%	5.83%	1.15%	96.27%
Class C Shares
Year Ended October 31, 2019	$ 9.80	0.50	0.23	0.73	(0.69)	(0.04)	(0.73)	$ 9.80	7.95%	$ 293,471	1.72%	5.22%	1.87%	74.60%
Year Ended October 31, 2018	$10.69	0.52	(0.52)	–	(0.40)	(0.49)	(0.89)	$ 9.80	(0.08%)	$ 153,147	1.70%	5.16%	1.84%	103.59%
Year Ended October 31, 2017	$10.35	0.54	0.48	1.02	(0.63)	(0.05)	(0.68)	$10.69	10.17%	$ 135,407	1.70%	5.19%	1.80%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.50	0.27	0.77	(0.42)	–	(0.42)	$10.35	7.95%	$ 107,982	1.75%	5.02%	1.91%	96.27%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.81	0.61	0.22	0.83	(0.78)	(0.04)	(0.82)	$ 9.82	9.10%	$119,517,691	0.70%	6.27%	0.85%	74.60%
Year Ended October 31, 2018	$10.70	0.62	(0.52)	0.10	(0.50)	(0.49)	(0.99)	$ 9.81	0.94%	$126,173,486	0.70%	6.15%	0.84%	103.59%
Year Ended October 31, 2017	$10.36	0.65	0.47	1.12	(0.73)	(0.05)	(0.78)	$10.70	11.26%	$144,964,962	0.70%	6.21%	0.80%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.11%	$162,889,448	0.70%	6.08%	0.84%	96.27%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.81	0.59	0.23	0.82	(0.77)	(0.04)	(0.81)	$ 9.82	8.99%	$ 4,408,920	0.80%	6.09%	0.95%	74.60%
Year Ended October 31, 2018	$10.70	0.61	(0.52)	0.09	(0.49)	(0.49)	(0.98)	$ 9.81	0.83%	$ 1,482,584	0.82%	6.06%	0.96%	103.59%
Year Ended October 31, 2017	$10.36	0.65	0.47	1.12	(0.73)	(0.05)	(0.78)	$10.70	11.26%	$ 448,743	0.70%	6.14%	0.81%	126.89%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.09%	$ 130,983	0.75%	6.07%	0.91%	96.27%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
85

FINANCIAL HIGHLIGHTS: NATIONWIDE AMUNDI STRATEGIC INCOME FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.21	0.50	0.08	0.58	(0.41)	–	(0.41)	$10.38	5.86%	$ 4,882,738	1.06%	4.83%	1.15%	93.97%
Year Ended October 31, 2018	$10.68	0.47	(0.17)	0.30	(0.37)	(0.40)	(0.77)	$10.21	2.91%	$ 2,003,603	0.94%	4.52%	1.15%	135.53%
Year Ended October 31, 2017	$10.37	0.55	0.49	1.04	(0.53)	(0.20)	(0.73)	$10.68	10.50%	$ 444,015	0.93%	5.20%	1.52%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.45	0.34	0.79	(0.42)	–	(0.42)	$10.37	8.13%	$ 132,789	0.97%	4.55%	1.97%	191.67%
Class C Shares
Year Ended October 31, 2019	$10.21	0.42	0.09	0.51	(0.35)	–	(0.35)	$10.37	5.08%	$ 728,956	1.77%	4.11%	1.86%	93.97%
Year Ended October 31, 2018	$10.68	0.39	(0.16)	0.23	(0.30)	(0.40)	(0.70)	$10.21	2.14%	$ 201,674	1.72%	3.73%	1.96%	135.53%
Year Ended October 31, 2017	$10.37	0.46	0.50	0.96	(0.45)	(0.20)	(0.65)	$10.68	9.69%	$ 169,906	1.67%	4.41%	2.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.38	0.34	0.72	(0.35)	–	(0.35)	$10.37	7.35%	$ 141,305	1.71%	3.85%	2.72%	191.67%
Class R6 Shares (h)
Year Ended October 31, 2019	$10.21	0.54	0.09	0.63	(0.45)	–	(0.45)	$10.39	6.33%	$108,035,017	0.67%	5.29%	0.76%	93.97%
Year Ended October 31, 2018	$10.68	0.49	(0.16)	0.33	(0.40)	(0.40)	(0.80)	$10.21	3.20%	$111,777,775	0.67%	4.75%	0.79%	135.53%
Year Ended October 31, 2017	$10.37	0.57	0.50	1.07	(0.56)	(0.20)	(0.76)	$10.68	10.80%	$ 120,138	0.67%	5.41%	1.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.34	0.82	(0.45)	–	(0.45)	$10.37	8.47%	$ 108,493	0.67%	4.84%	1.67%	191.67%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.21	0.52	0.09	0.61	(0.44)	–	(0.44)	$10.38	6.18%	$ 53,515,221	0.74%	5.07%	0.82%	93.97%
Year Ended October 31, 2018	$10.68	0.48	(0.14)	0.34	(0.41)	(0.40)	(0.81)	$10.21	3.22%	$ 3,117,119	0.67%	4.55%	1.08%	135.53%
Year Ended October 31, 2017	$10.37	0.57	0.50	1.07	(0.56)	(0.20)	(0.76)	$10.68	10.80%	$ 29,672,832	0.67%	5.41%	1.27%	199.38%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.33	0.81	(0.44)	–	(0.44)	$10.37	8.41%	$ 26,796,866	0.72%	4.79%	1.73%	191.67%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
86

FINANCIAL HIGHLIGHTS: NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Year Ended October 31, 2019	$7.63	0.16	0.37	0.53	(0.38)	(0.38)	$7.78	7.62%	$ 5,542,966	1.26%	2.16%	1.26%	71.60%
Year Ended October 31, 2018	$8.87	0.16	(1.23)	(1.07)	(0.17)	(0.17)	$7.63	(12.32%)	$ 8,802,111	1.21%	1.78%	1.21%	70.96%
Year Ended October 31, 2017	$7.60	0.17	1.28	1.45	(0.18)	(0.18)	$8.87	19.48%	$ 17,840,518	1.21%	2.02%	1.21%	95.51%
Year Ended October 31, 2016	$7.98	0.14	(0.36)	(0.22)	(0.16)	(0.16)	$7.60	(2.73%)	$ 6,050,685	1.22%	1.87%	1.22%	84.41%
Year Ended October 31, 2015	$8.22	0.13	(0.02)	0.11	(0.35)	(0.35)	$7.98	1.47%	$ 6,691,049	1.17%	1.55%	1.17%	98.51%
Class C Shares
Year Ended October 31, 2019	$7.54	0.10	0.37	0.47	(0.32)	(0.32)	$7.69	6.86% (f)	$ 3,584,256	2.01%	1.39%	2.01%	71.60%
Year Ended October 31, 2018	$8.77	0.10	(1.22)	(1.12)	(0.11)	(0.11)	$7.54	(12.97%) (f)	$ 5,425,148	1.96%	1.14%	1.96%	70.96%
Year Ended October 31, 2017	$7.52	0.09	1.29	1.38	(0.13)	(0.13)	$8.77	18.68%	$ 6,736,677	1.97%	1.10%	1.97%	95.51%
Year Ended October 31, 2016	$7.93	0.09	(0.37)	(0.28)	(0.13)	(0.13)	$7.52	(3.49%)	$ 4,320,265	1.97%	1.19%	1.97%	84.41%
Year Ended October 31, 2015	$8.15	0.07	(0.02)	0.05	(0.27)	(0.27)	$7.93	0.70%	$ 5,255,233	1.94%	0.90%	1.94%	98.51%
Class M Shares
Year Ended October 31, 2019	$7.63	0.19	0.37	0.56	(0.41)	(0.41)	$7.78	8.03% (f)	$188,067,638	0.92%	2.50%	0.92%	71.60%
Year Ended October 31, 2018	$8.87	0.19	(1.23)	(1.04)	(0.20)	(0.20)	$7.63	(11.95%) (f)	$166,741,655	0.85%	2.22%	0.85%	70.96%
Year Ended October 31, 2017	$7.60	0.18	1.29	1.47	(0.20)	(0.20)	$8.87	19.87%	$193,049,933	0.85%	2.28%	0.85%	95.51%
Year Ended October 31, 2016	$7.97	0.17	(0.36)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%)	$161,881,871	0.86%	2.24%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.97	1.82%	$169,724,549	0.86%	1.89%	0.86%	98.51%
Class R6 Shares (g)
Year Ended October 31, 2019	$7.63	0.14	0.42	0.56	(0.41)	(0.41)	$7.78	8.03%	$ 9,033,643	0.90%	1.93%	0.90%	71.60%
Year Ended October 31, 2018	$8.88	0.19	(1.24)	(1.05)	(0.20)	(0.20)	$7.63	(12.05%)	$143,744,353	0.85%	2.20%	0.85%	70.96%
Year Ended October 31, 2017	$7.60	0.18	1.30	1.48	(0.20)	(0.20)	$8.88	20.00%	$201,818,155	0.85%	2.28%	0.85%	95.51%
Year Ended October 31, 2016	$7.97	0.18	(0.37)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%)	$145,180,828	0.86%	2.39%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.16	(0.03)	0.13	(0.38)	(0.38)	$7.97	1.82%	$ 1,660,603	0.85%	2.01%	0.85%	98.51%
Institutional Service Class Shares
Year Ended October 31, 2019	$7.62	0.17	0.39	0.56	(0.41)	(0.41)	$7.77	7.95%	$ 23,872,194	0.98%	2.24%	0.98%	71.60%
Year Ended October 31, 2018	$8.86	0.19	(1.23)	(1.04)	(0.20)	(0.20)	$7.62	(12.06%) (f)	$ 63,572,344	0.95%	2.18%	0.95%	70.96%
Year Ended October 31, 2017	$7.59	0.17	1.30	1.47	(0.20)	(0.20)	$8.86	19.77% (f)	$ 80,039,386	0.97%	2.10%	0.97%	95.51%
Year Ended October 31, 2016	$7.96	0.16	(0.36)	(0.20)	(0.17)	(0.17)	$7.59	(2.49%)	$ 48,822,689	0.98%	2.10%	0.98%	84.41%
Year Ended October 31, 2015	$8.21	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.96	1.74%	$140,742,502	0.93%	1.80%	0.93%	98.51%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
87

FINANCIAL HIGHLIGHTS: NATIONWIDE EMERGING MARKETS DEBT FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.52	0.54	0.78	1.32	(0.56)	(0.09)	(0.65)	$10.19	14.75%	$ 92,331	1.15%	5.61%	1.28%	74.40%
Year Ended October 31, 2018	$10.49	0.52	(1.00)	(0.48)	(0.30)	(0.19)	(0.49)	$ 9.52	(4.87%) (g)	$ 145,814	1.15%	5.17%	1.25%	86.23%
Year Ended October 31, 2017	$10.76	0.50	0.16	0.66	(0.50)	(0.43)	(0.93)	$10.49	6.73%	$ 180,079	1.15%	4.80%	1.23%	106.38%
Period Ended October 31, 2016 (h)	$10.00	0.30	0.74	1.04	(0.28)	–	(0.28)	$10.76	10.44% (g)	$ 150,084	1.20%	4.29%	1.35%	99.02%
Class C Shares
Year Ended October 31, 2019	$ 9.50	0.48	0.75	1.23	(0.52)	(0.09)	(0.61)	$10.12	13.77%	$ 7,762	1.91%	5.11%	2.03%	74.40%
Year Ended October 31, 2018	$10.49	0.44	(0.99)	(0.55)	(0.25)	(0.19)	(0.44)	$ 9.50	(5.53%) (g)	$ 92,176	1.90%	4.42%	2.00%	86.23%
Year Ended October 31, 2017	$10.76	0.42	0.16	0.58	(0.42)	(0.43)	(0.85)	$10.49	5.93%	$ 116,449	1.90%	4.05%	1.97%	106.38%
Period Ended October 31, 2016 (h)	$10.00	0.25	0.73	0.98	(0.22)	—	(0.22)	$10.76	9.89% (g)	$ 114,103	1.96%	3.49%	2.11%	99.02%
Class R6 Shares (i)
Year Ended October 31, 2019	$ 9.52	0.56	0.78	1.34	(0.58)	(0.09)	(0.67)	$10.19	15.04%	$ 77,094,995	0.90%	5.81%	1.03%	74.40%
Year Ended October 31, 2018	$10.49	0.55	(1.01)	(0.46)	(0.32)	(0.19)	(0.51)	$ 9.52	(4.63%) (g)	$ 80,384,035	0.90%	5.44%	1.00%	86.23%
Year Ended October 31, 2017	$10.76	0.52	0.16	0.68	(0.52)	(0.43)	(0.95)	$10.49	7.00%	$ 94,608,019	0.90%	5.04%	0.98%	106.38%
Period Ended October 31, 2016 (h)	$10.00	0.32	0.74	1.06	(0.30)	–	(0.30)	$10.76	10.67% (g)	$101,081,348	0.90%	4.53%	1.05%	99.02%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.52	0.57	0.77	1.34	(0.59)	(0.09)	(0.68)	$10.18	14.94% (g)	$ 19,469	0.90%	6.05%	1.03%	74.40%
Year Ended October 31, 2018	$10.49	0.54	(1.00)	(0.46)	(0.32)	(0.19)	(0.51)	$ 9.52	(4.62%) (g)	$ 93,099	0.90%	5.42%	1.00%	86.23%
Year Ended October 31, 2017	$10.76	0.52	0.16	0.68	(0.52)	(0.43)	(0.95)	$10.49	7.00%	$ 118,409	0.90%	5.05%	0.98%	106.38%
Period Ended October 31, 2016 (h)	$10.00	0.32	0.73	1.05	(0.29)	–	(0.29)	$10.76	10.63% (g)	$ 110,648	0.96%	4.48%	1.11%	99.02%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
88

FINANCIAL HIGHLIGHTS: NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$18.30	0.22	1.75	1.97	(0.18)	(1.78)	(1.96)	$18.31	12.83%	$38,590,822	1.30%	1.29%	1.59%	47.52%
Year Ended October 31, 2018	$18.09	0.10	0.17	0.27	(0.06)	–	(0.06)	$18.30	1.50%	$32,209,451	1.33%	0.53%	1.59%	34.22%
Year Ended October 31, 2017	$14.42	0.11	3.77	3.88	(0.21)	–	(0.21)	$18.09	27.11%	$35,195,711	1.37%	0.68%	1.60%	37.98%
Year Ended October 31, 2016	$14.98	0.14	(0.55)	(0.41)	(0.15)	–	(0.15)	$14.42	(2.75%)	$33,122,348	1.37%	0.97%	1.63%	147.44%
Year Ended October 31, 2015	$16.03	0.10	(0.89)	(0.79)	(0.26)	–	(0.26)	$14.98	(4.97%)	$38,699,660	1.35%	0.62%	1.51%	37.86%
Class C Shares
Year Ended October 31, 2019	$17.25	0.01	1.70	1.71	(0.05)	(1.78)	(1.83)	$17.13	11.90% (g)	$ 2,268,427	2.10%	0.09%	2.39%	47.52%
Year Ended October 31, 2018	$17.12	(0.05)	0.18	0.13	–	–	–	$17.25	0.76%	$10,109,970	2.11%	(0.25%)	2.37%	34.22%
Year Ended October 31, 2017	$13.67	(0.02)	3.57	3.55	(0.10)	–	(0.10)	$17.12	26.14%	$11,034,886	2.13%	(0.10%)	2.36%	37.98%
Year Ended October 31, 2016	$14.22	0.03	(0.53)	(0.50)	(0.05)	–	(0.05)	$13.67	(3.52%)	$10,653,487	2.13%	0.22%	2.39%	147.44%
Year Ended October 31, 2015	$15.18	(0.02)	(0.84)	(0.86)	(0.10)	–	(0.10)	$14.22	(5.67%)	$14,756,387	2.13%	(0.17%)	2.30%	37.86%
Class R6 Shares (h)
Year Ended October 31, 2019	$18.85	0.27	1.83	2.10	(0.25)	(1.78)	(2.03)	$18.92	13.20%	$ 6,548,746	0.95%	1.53%	1.24%	47.52%
Year Ended October 31, 2018	$18.62	0.17	0.19	0.36	(0.13)	–	(0.13)	$18.85	1.90%	$ 7,401,742	0.95%	0.88%	1.21%	34.22%
Year Ended October 31, 2017	$14.82	0.18	3.88	4.06	(0.26)	–	(0.26)	$18.62	27.68%	$ 8,275,044	0.95%	1.08%	1.19%	37.98%
Year Ended October 31, 2016	$15.40	0.20	(0.57)	(0.37)	(0.21)	–	(0.21)	$14.82	(2.39%)	$ 7,375,010	0.95%	1.38%	1.21%	147.44%
Year Ended October 31, 2015	$16.52	0.17	(0.92)	(0.75)	(0.37)	–	(0.37)	$15.40	(4.54%)	$ 8,783,188	0.95%	1.04%	1.11%	37.86%
Institutional Service Class Shares
Year Ended October 31, 2019	$18.86	0.29	1.79	2.08	(0.23)	(1.78)	(2.01)	$18.93	13.07%	$ 5,657,022	1.02%	1.59%	1.31%	47.52%
Year Ended October 31, 2018	$18.62	0.16	0.19	0.35	(0.11)	–	(0.11)	$18.86	1.86%	$ 3,288,172	1.03%	0.83%	1.29%	34.22%
Year Ended October 31, 2017	$14.82	0.16	3.89	4.05	(0.25)	–	(0.25)	$18.62	27.56%	$ 2,209,150	1.06%	0.96%	1.29%	37.98%
Year Ended October 31, 2016	$15.40	0.18	(0.57)	(0.39)	(0.19)	–	(0.19)	$14.82	(2.52%)	$ 1,505,046	1.07%	1.26%	1.33%	147.44%
Year Ended October 31, 2015	$16.50	0.15	(0.92)	(0.77)	(0.33)	–	(0.33)	$15.40	(4.70%)	$ 2,052,712	1.05%	0.91%	1.22%	37.86%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
89

FINANCIAL HIGHLIGHTS: NATIONWIDE INTERNATIONAL SMALL CAP FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.21	0.11	0.77	0.88	(0.29)	(1.02)	(1.31)	$ 9.78	11.01% (g)	$ 107,676	1.25%	1.17%	1.29%	71.10%
Year Ended October 31, 2018	$12.57	0.14	(1.29)	(1.15)	(0.23)	(0.98)	(1.21)	$10.21	(10.29%) (g)	$ 100,332	1.27%	1.19%	1.31%	69.54%
Period Ended October 31, 2017 (h)	$10.00	0.06	2.51	2.57	–	–	–	$12.57	25.70%	$ 62,358	1.39%	0.57%	1.46%	90.35%
Class R6 Shares (i)
Year Ended October 31, 2019	$10.24	0.13	0.78	0.91	(0.31)	(1.02)	(1.33)	$ 9.82	11.37%	$514,642,742	0.99%	1.42%	1.03%	71.10%
Year Ended October 31, 2018	$12.61	0.14	(1.26)	(1.12)	(0.27)	(0.98)	(1.25)	$10.24	(10.06%)	$400,853,541	0.99%	1.18%	1.03%	69.54%
Period Ended October 31, 2017 (h)	$10.00	0.12	2.49	2.61	–	–	–	$12.61	26.10%	$566,490,161	0.99%	1.28%	1.03%	90.35%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.24	0.13	0.77	0.90	(0.31)	(1.02)	(1.33)	$ 9.81	11.20%	$ 13,878,617	1.11%	1.33%	1.15%	71.10%
Year Ended October 31, 2018	$12.60	0.16	(1.28)	(1.12)	(0.26)	(0.98)	(1.24)	$10.24	(10.04%)	$ 14,565	0.99%	1.35%	1.03%	69.54%
Period Ended October 31, 2017 (h)	$10.00	0.09	2.51	2.60	–	–	–	$12.60	26.00%	$ 12,602	1.08%	0.98%	1.17%	90.35%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29, 2016 through October 31, 2017.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
90

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 67 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

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Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

92

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

93

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

94

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

95

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
©2020 Nationwide Funds Group	PR-INT (2/20)

Investor Destinations Funds
Prospectus  February 28, 2020
Nationwide Investor Destinations Aggressive Fund
Class A (NDAAX) / Class C (NDACX) / Class R (GAFRX) Class R6 (GAIDX) / Institutional Service Class (NWWHX) Service Class (NDASX)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A (NDMAX) / Class C (NDMCX) / Class R (GMARX) Class R6 (GMIAX) / Institutional Service Class (NWWIX) Service Class (NDMSX)
Nationwide Investor Destinations Moderate Fund
Class A (NADMX) / Class C (NCDMX) / Class R (GMDRX) Class R6 (GMDIX) / Institutional Service Class (NWWJX) Service Class (NSDMX)
Nationwide Investor Destinations Moderately Conservative Fund
Class A (NADCX) / Class C (NCDCX) / Class R (GMMRX) Class R6 (GMIMX) / Institutional Service Class (NWWKX) Service Class (NSDCX)
Nationwide Investor Destinations Conservative Fund
Class A (NDCAX) / Class C (NDCCX) / Class R (GCFRX) Class R6 (GIMCX) / Institutional Service Class (NWWLX) Service Class (NDCSX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
31	How the Funds Invest
Nationwide Investor Destinations Funds
34	Risks of Investing in the Funds
41	Fund Management
43	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
55	Distributions and Taxes
58	Additional Information
59	Financial Highlights
65	Appendix A
Intermediary Sales Charge Discounts and Waivers
70	Appendix B
Additional Information about Underlying Funds
1

Fund Summary: Nationwide Investor Destinations Aggressive Fund
Objective
The Nationwide Investor Destinations Aggressive Fund seeks to maximize total investment return for an aggressive level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	0.25%
Other Expenses	0.15%	0.15%	0.22%	0.06%	0.16%	0.21%
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.87%	1.62%	1.19%	0.53%	0.63%	0.93%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$837	$1,029	$1,586
Class C Shares	265	511	881	1,922
Class R Shares	121	378	654	1,443
Class R6 Shares	54	170	296	665
Institutional Service Class Shares	64	202	351	786
Service Class Shares	95	296	515	1,143
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$165	$511	$881	$1,922
2

Fund Summary: Nationwide Investor Destinations Aggressive Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.66% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes – U.S. stocks, international stocks, and bonds – by investing primarily in mutual funds offered by Nationwide Mutual Funds and affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”).
Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Many Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund pursues its objective primarily by seeking growth of capital. Through investments in the Underlying Funds, the Fund invests heavily in equity securities, such as common stocks of U.S. and international companies (including smaller companies). The Funds seeks exposure to securities of foreign issuers, which may include securities of issuers in emerging market countries. Nationwide Fund Advisors (the “Adviser”) establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of the date of this Prospectus, the Fund allocates approximately 60% of its net assets in U.S. stocks, and approximately 36% in international stocks. The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be

3

Fund Summary: Nationwide Investor Destinations Aggressive Fund (cont.)
affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying

4

Fund Summary: Nationwide Investor Destinations Aggressive Fund (cont.)
Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	12.66%	–	3rd qtr. of 2010
Lowest Quarter:	-16.84%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

5

Fund Summary: Nationwide Investor Destinations Aggressive Fund (cont.)
The inception date for Institutional Service Class shares is March 3, 2014. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	18.79%	6.52%	8.76%
Class A Shares – After Taxes on Distributions	15.16%	3.58%	6.92%
Class A Shares – After Taxes on Distributions and Sales of Shares	12.90%	4.55%	6.81%
Class C Shares – Before Taxes	24.12%	7.03%	8.63%
Class R Shares – Before Taxes	25.62%	7.49%	9.05%
Class R6 Shares – Before Taxes	26.56%	8.20%	9.77%
Institutional Service Class Shares – Before Taxes	26.32%	8.08%	9.52%
Service Class Shares – Before Taxes	25.90%	7.77%	9.33%
Morningstar® Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.)	25.93%	8.85%	10.09%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class, Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund
Objective
The Nationwide Investor Destinations Moderately Aggressive Fund seeks to maximize total investment return for a moderately aggressive level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	0.25%
Other Expenses	0.14%	0.11%	0.21%	0.05%	0.15%	0.20%
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.87%	1.59%	1.19%	0.53%	0.63%	0.93%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$837	$1,029	$1,586
Class C Shares	262	502	866	1,889
Class R Shares	121	378	654	1,443
Class R6 Shares	54	170	296	665
Institutional Service Class Shares	64	202	351	786
Service Class Shares	95	296	515	1,143
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$162	$502	$866	$1,889
7

Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.29% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds and affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”).
Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Many Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund pursues its objective primarily by seeking growth of capital, as well as income. Through investments in the Underlying Funds, the Fund invests a significant portion of its assets in equity securities, such as common stocks of U.S. and international companies, including smaller companies, and a smaller portion in bonds. The Fund seeks exposure to securities of foreign issuers, which may include securities of issuers in emerging market countries. Nationwide Fund Advisors (the “Adviser”) establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of the date of this Prospectus, the Fund allocates approximately 53% of its net assets in
U.S. stocks, approximately 29% in international stocks and approximately 18% in bonds (including mortgage-backed and asset-backed securities). The Fund is designed for moderately aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s

8

Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund (cont.)
direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government

9

Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund (cont.)
underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

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Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund (cont.)
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	11.19%	–	1st qtr. of 2019
Lowest Quarter:	-13.78%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is March 3, 2014. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	16.82%	6.08%	7.95%
Class A Shares – After Taxes on Distributions	13.32%	3.24%	6.12%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.52%	4.18%	6.08%
Class C Shares – Before Taxes	22.02%	6.57%	7.81%
Class R Shares – Before Taxes	23.62%	7.02%	8.25%
Class R6 Shares – Before Taxes	24.39%	7.72%	8.94%
Institutional Service Class Shares – Before Taxes	24.20%	7.60%	8.69%
Service Class Shares – Before Taxes	23.93%	7.29%	8.51%
Morningstar® Moderately Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.97%	7.96%	9.08%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class, Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

11

Fund Summary: Nationwide Investor Destinations Moderately Aggressive Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Fund Summary: Nationwide Investor Destinations Moderate Fund
Objective
The Nationwide Investor Destinations Moderate Fund seeks to maximize total investment return for a moderate level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	0.25%
Other Expenses	0.15%	0.12%	0.21%	0.06%	0.16%	0.21%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.85%	1.57%	1.16%	0.51%	0.61%	0.91%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$657	$831	$1,019	$1,564
Class C Shares	260	496	855	1,867
Class R Shares	118	368	638	1,409
Class R6 Shares	52	164	285	640
Institutional Service Class Shares	62	195	340	762
Service Class Shares	93	290	504	1,120
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$160	$496	$855	$1,867
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect
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Fund Summary: Nationwide Investor Destinations Moderate Fund (cont.)
the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.80% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds and affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), as well as a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”).
Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Many Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund pursues its objective by seeking both growth of capital and income. Through investments in the Underlying Funds and the Nationwide Contract, the Fund may invest a majority of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income. Nationwide Fund Advisors (the “Adviser”) establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of the date of this Prospectus, the Fund allocates approximately 44% of its net assets in U.S. stocks, approximately 21% in international stocks and approximately 35% in bonds, including the Nationwide Contract. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term results.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s

14

Fund Summary: Nationwide Investor Destinations Moderate Fund (cont.)
direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an
Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives

15

Fund Summary: Nationwide Investor Destinations Moderate Fund (cont.)
have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

16

Fund Summary: Nationwide Investor Destinations Moderate Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	9.29%	–	1st qtr. of 2019
Lowest Quarter:	-9.71%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is March 3, 2014. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	13.04%	4.98%	6.57%
Class A Shares – After Taxes on Distributions	10.52%	2.57%	4.90%
Class A Shares – After Taxes on Distributions and Sales of Shares	8.60%	3.34%	4.89%
Class C Shares – Before Taxes	18.10%	5.46%	6.43%
Class R Shares – Before Taxes	19.52%	5.91%	6.86%
Class R6 Shares – Before Taxes	20.27%	6.59%	7.54%
Institutional Service Class Shares – Before Taxes	20.17%	6.49%	7.30%
Service Class Shares – Before Taxes	19.77%	6.18%	7.12%
Morningstar® Moderate Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.)	19.04%	6.75%	7.72%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class, Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

17

Fund Summary: Nationwide Investor Destinations Moderate Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
18

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund
Objective
The Nationwide Investor Destinations Moderately Conservative Fund seeks to maximize total investment return for a moderately conservative level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	0.25%
Other Expenses	0.16%	0.14%	0.23%	0.08%	0.21%	0.24%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.83%	1.56%	1.15%	0.50%	0.63%	0.91%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$655	$825	$1,009	$1,541
Class C Shares	259	493	850	1,856
Class R Shares	117	365	633	1,398
Class R6 Shares	51	160	280	628
Institutional Service Class Shares	64	202	351	786
Service Class Shares	93	290	504	1,120
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$159	$493	$850	$1,856
19

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.30% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds and affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), as well as a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”).
Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Many Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds, and the Nationwide Contract, the Fund invests a majority of its assets in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth. Nationwide Fund Advisors (the “Adviser”) establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of the date of this Prospectus, the Fund allocates approximately 56% of its net assets in bonds, including the Nationwide Contract, approximately 30% in U.S. stocks and approximately 14% in international stocks. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the

20

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund (cont.)
extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

21

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund (cont.)
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past

22

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund (cont.)
performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	6.80%	–	1st qtr. of 2019
Lowest Quarter:	-6.24%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is March 3, 2014. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	8.48%	3.71%	5.07%
Class A Shares – After Taxes on Distributions	6.62%	1.98%	3.64%
Class A Shares – After Taxes on Distributions and Sales of Shares	5.50%	2.43%	3.66%
Class C Shares – Before Taxes	13.34%	4.20%	4.94%
Class R Shares – Before Taxes	14.79%	4.64%	5.36%
Class R6 Shares – Before Taxes	15.61%	5.33%	6.05%
Institutional Service Class Shares – Before Taxes	15.31%	5.20%	5.80%
Service Class Shares – Before Taxes	14.99%	4.90%	5.61%
Morningstar® Moderately Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.)	15.26%	5.55%	6.26%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class, Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

23

Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
24

Fund Summary: Nationwide Investor Destinations Conservative Fund
Objective
The Nationwide Investor Destinations Conservative Fund seeks to maximize total investment return for a conservative level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	0.25%
Other Expenses	0.16%	0.15%	0.24%	0.08%	0.15%	0.23%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.83%	1.57%	1.16%	0.50%	0.57%	0.90%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$655	$825	$1,009	$1,541
Class C Shares	260	496	855	1,867
Class R Shares	118	368	638	1,409
Class R6 Shares	51	160	280	628
Institutional Service Class Shares	58	183	318	714
Service Class Shares	92	287	498	1,108
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$160	$496	$855	$1,867
25

Fund Summary: Nationwide Investor Destinations Conservative Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.16% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds and affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), as well as a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”).
Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Many Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds and the Nationwide Contract, the Fund invests heavily in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities, and a relatively small portion of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies). Nationwide Fund Advisors (the “Adviser”) establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of the date of this Prospectus, the Fund allocates approximately 78% of its net assets in bonds, including the Nationwide Contract, and approximately 22% in stocks. The Fund is designed for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.

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Fund Summary: Nationwide Investor Destinations Conservative Fund (cont.)
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives

27

Fund Summary: Nationwide Investor Destinations Conservative Fund (cont.)
contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

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Fund Summary: Nationwide Investor Destinations Conservative Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	4.37%	–	1st qtr. of 2019
Lowest Quarter:	-2.87%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is March 3, 2014. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	4.05%	2.39%	3.36%
Class A Shares – After Taxes on Distributions	2.88%	1.23%	2.27%
Class A Shares – After Taxes on Distributions and Sales of Shares	2.51%	1.45%	2.30%
Class C Shares – Before Taxes	8.60%	2.85%	3.22%
Class R Shares – Before Taxes	10.01%	3.28%	3.63%
Class R6 Shares – Before Taxes	10.67%	3.93%	4.29%
Institutional Service Class Shares – Before Taxes	10.73%	3.86%	4.08%
Service Class Shares – Before Taxes	10.36%	3.54%	3.89%
Morningstar® Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.)	11.23%	4.05%	4.53%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class, Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

29

Fund Summary: Nationwide Investor Destinations Conservative Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
30

How the Funds Invest: Nationwide Investor Destinations Funds
Investment Objective
Each Fund seeks to maximize total investment return for a given level of risk.
Principal Investment Strategies
The Funds included in this Prospectus (the “Funds” or “Investor Destinations Funds”) seek to provide diversification across major asset classes—U.S. and international stocks (including stocks of smaller companies) and bonds—by investing in a professionally selected mix of underlying portfolios of Nationwide Mutual Funds (the “Trust”) (each, an “Underlying Fund” or collectively, “Underlying Funds”) and, for certain funds, a fixed-interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Underlying Funds may also include affiliated or unaffiliated exchange-traded funds, and the Funds may also invest directly in securities or derivatives. Depending on its target risk level, each Fund invests different amounts in these asset classes, the Underlying Funds and the Nationwide Contract.
The Funds invest considerably in index funds offered by the Trust, representing several asset classes. The index funds invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track those of the relevant stock or bond index. The Funds also invest in certain Underlying Funds that are not index funds.
Please see the Appendix B to this Prospectus for additional information about each of the affiliated Underlying Funds in which the Funds may invest. Nationwide Fund Advisors (the “Adviser”) may modify the asset allocation strategy for any Fund and may modify the selection of Underlying Funds for any Fund from time to time.
Nationwide Investor Destinations Aggressive Fund (“Aggressive Fund”)
The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund’s target allocation is heavily weighted toward U.S. and international stock investments.
This Fund may be appropriate for investors who:
•are comfortable with substantial investment risk;
•have a long investment time horizon and
•seek to maximize long-term returns while accepting the possibility of significant short-term or even long-term losses.
Nationwide Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive Fund”)
The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, as well as income. The Moderately Aggressive Fund’s target allocation is significantly weighted toward U.S. and international stock investments, but also includes some bonds which may have the potential to reduce volatility.
This Fund may be appropriate for investors who:
•are comfortable with significant investment risk;
•have a long investment time horizon;
•seek additional diversification and
•seek to maximize long-term returns while accepting the possibility of short-term or even long-term losses.
Nationwide Investor Destinations Moderate Fund (“Moderate Fund”)
The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund’s target allocation is weighted toward U.S. and international stock investments, but also includes a significant portion in bonds which may have the potential to add income and reduce volatility.
This Fund may be appropriate for investors who:
•have a lower tolerance for risk than more aggressive investors;
•seek both growth and income from their investment and
•are willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.
Nationwide Investor Destinations Moderately Conservative Fund (“Moderately Conservative Fund”)
The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Moderately Conservative Fund’s target allocation is weighted toward bonds, but also includes a significant portion in U.S. and international stock investments for long-term growth.
This Fund may be appropriate for investors who:
•have a lower tolerance for risk than more aggressive investors;
•primarily seek income from their investment;
•have a shorter investment time horizon and
•are willing to accept some short-term price fluctuations in exchange for potentially higher income and growth.
Nationwide Investor Destinations Conservative Fund (“Conservative Fund”)
The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund’s target allocation is heavily weighted toward bonds, while including some stocks which the investment adviser believes have the potential for long-term growth.
This Fund may be appropriate for investors who:

31

How the Funds Invest: Nationwide Investor Destinations Funds (cont.)
•have a short investment time horizon;
•have a low tolerance for risk and
•primarily seek income from their investment.
32

How the Funds Invest: Nationwide Investor Destinations Funds (cont.)
The Adviser establishes an anticipated allocation among different asset classes which the Adviser believes is appropriate for each Fund’s risk profile and individual strategies. The Adviser bases this decision on the expected return potential, the anticipated risks and the volatility of each asset class. Within each anticipated asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.
The table below shows the approximate allocations for each Fund stated as a percentage of the Fund’s net assets as of the effective date of this Prospectus. However, due to market value fluctuations or other factors, actual allocations may vary over time. In addition, the anticipated asset class allocations themselves may change over time in order for each Fund to meet its respective objective or as economic and/or market conditions warrant.
Investors should be aware that the Adviser applies a long-term investment horizon with respect to each Fund, and therefore, allocation changes are not likely to be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the allocations at any time and without notice. The Appendix B to this Prospectus contains information about the affiliated Underlying Funds in which the Funds may invest as of the effective date of this Prospectus. The Funds also may invest in other mutual funds and exchange-traded funds not identified in the Appendix B to this Prospectus, including unaffiliated mutual funds and exchange-traded funds, that are chosen either to complement or replace the Underlying Funds.
Information concerning each Fund’s actual allocations to Underlying Funds will be available in each Fund’s Semiannual and Annual Report and on the Trust’s internet site (nationwide.com/mutualfunds) from time to time.
Asset Classes	Allocations
	Aggressive Fund	Moderately Aggressive Fund	Moderate Fund	Moderately Conservative Fund	Conservative Fund
U.S. Stocks[1]	60%	53%	44%	30%	15%
International Stocks	36%	29%	21%	14%	7%
Longer-Term U.S. Bonds	2%	11%	16%	29%	39%
International Bonds	1%	2%	2%	1%	1%
Short Term Bonds	0%	1%	13%	22%	34%
Other Asset Classes[2]	1%	4%	4%	4%	4%
[1]	“U.S. Stocks” generally includes stocks of large-capitalization, mid-capitalization and small-capitalization companies with market capitalizations, in the aggregate, similar to companies in the Russell 3000® Index.
[2]	“Other Asset Classes” includes high-yield bonds, which are not used as a principal investment strategy. The market capitalization range of the Russell 3000® Index as of December 31, 2019, was $12.7 million to $1.3 trillion.
The Adviser is also the investment adviser of each affiliated Underlying Fund (except for the Nationwide Contract, which is issued and advised by an affiliate of the Adviser). Because an investor is investing indirectly in the Underlying Funds through a Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration and custodian fees), as well as the Fund’s direct expenses. The Underlying Funds do not charge the Funds any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
33

Risks of Investing in the Funds
None of the Investor Destinations Funds can guarantee that it will achieve its investment objective.
As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate, and you may lose money. These changes may occur because of the following risks:
Risks Associated with a Fund-of-Funds Structure
Fund-of-funds risk – there are certain risks associated with a structure whereby a Fund invests primarily in other mutual funds. These risks include the following:
•Underlying Fund Expenses: because each Fund owns shares of the Underlying Funds, shareholders of a Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Funds invest. The Underlying Funds do not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
•Performance: each Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.
• Asset Allocation: each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of a Fund’s investment allocation to it.
•Strategy: there is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the Adviser may add or delete Underlying Funds, or alter a Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
• Conflict of Interest: the Adviser has the authority to select and replace Underlying Funds. In doing so, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Funds' assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated
Underlying Fund in achieving or maintaining scale). The Nationwide Contract also earns money for Nationwide Life Insurance Company (“Nationwide Life”), the Adviser’s affiliate. Notwithstanding the foregoing, the Adviser has a fiduciary duty to each of the Funds and must act in the best interest of the Funds.
Exchange-traded funds risk – when a Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to a Fund’s direct fees and expenses. In addition, a Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). A Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk – each Fund is subject to the risk that the methods and analyses employed by a Fund’s investment adviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results. This could cause a Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk – the risk that one or more markets in which a Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Limited portfolio holdings risk – because a Fund may hold large positions in the Underlying Funds (or the Nationwide Contract), an increase or decrease in the value of the shares or interests issued by these vehicles may have a greater impact on a Fund’s value and total return.
The Nationwide Contract is a fixed interest contract issued by Nationwide Life. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in the contract, which is currently adjusted on a quarterly basis. If Nationwide Life becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.
Risks Associated with U.S. and International Stocks
Equity securities risk – the possibility that a Fund or Underlying Fund could lose value if the individual equity securities in which the Fund or Underlying Fund has invested and/or the overall stock markets in which the stocks trade decline in price. Individual stocks and overall stock markets may experience short-term volatility (price

34

Risks of Investing in the Funds (cont.)
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-capitalization stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Smaller company risk – in general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's or Underlying Fund's investment in a smaller company may lose substantial value. Investing in small- and mid-cap companies requires a longer-term investment view and may not be appropriate for all investors.
Risks Associated with Fixed-Income Securities (Bonds and Money Market Instruments)
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund or Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and may cause the value of a Fund or Underlying Fund investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund or Underlying Fund exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Credit risk – the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund or Underlying Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Underlying Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund or Underlying Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Fund or Underlying Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security

35

Risks of Investing in the Funds (cont.)
has not received a rating, the Fund must rely entirely on the credit assessment of the Underlying Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund or Underlying Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of a Fund is not guaranteed.
Mortgage- and asset-backed securities risks – these securities are subject to prepayment and call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid or due to foreclosures on the underlying mortgage loans. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can increase a security’s price volatility and cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. This is known as “extension risk.” Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a mortgage-backed security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund or an Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces a Fund or Underlying Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces a Fund's or Underlying Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund or Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, a Fund or Underlying Fund may not recover the premium, resulting in a capital loss.
Risks Associated with International Stocks and Bonds
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an Underlying Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund or an Underlying Fund invests a significant portion of its assets in a specific geographic region, a Fund or an Underlying Fund will generally have more exposure to regional economic risks. In the event of economic or

36

Risks of Investing in the Funds (cont.)
political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's or an Underlying Fund's assets are invested, the Fund or Underlying Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's or Underlying Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund or Underlying Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's or Underlying Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund or Underlying Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund or Underlying Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund or Underlying Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that an Underlying Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit an Underlying Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

37

Risks of Investing in the Funds (cont.)
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund or Underlying Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. A Fund or Underlying Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Additional Principal Risks that May Affect the Funds
Derivatives risk – a derivative is a contract or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying index, commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing the Fund’s or Underlying Fund’s losses and reducing a Fund’s or Underlying Fund’s opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
• their use may reduce liquidity and make a Fund or Underlying Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund’s or Underlying Fund’s losses and reducing a Fund’s or Underlying Fund’s opportunities for gains. While futures may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund or Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash of an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When an Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if an Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If an Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When an Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by an Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. To the extent that a Fund invests in over-the-counter options, the Underlying Fund may be exposed to credit risk with regard to parties with whom it trades and also may bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing-organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirement applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions.

38

Risks of Investing in the Funds (cont.)
Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing an Underlying Fund’s opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, an Underlying Fund could sustain significant losses.
Equity swaps – an equity swap enables an investor to buy or sell investment exposure linked to the total return (including dividends) of an underlying stock, group of stocks or stock index. Until equity swaps are designated for mandatory central clearing, the terms of an equity swap generally are privately negotiated by an Underlying Fund and the swap counterparty. An equity swap may be embedded within a structured note or other derivative instrument. Equity swaps are subject to stock market risk of the underlying stock, group of stocks or stock index in addition to counterparty credit risk. An equity swap could result in losses if the underlying stock, group of stocks, or stock index does not perform as anticipated.
Interest rate swaps – interest rate swaps allow parties to exchange their rights to receive payments on a security or other reference rate. The use of interest rate swaps involves the risk that an Underlying Fund’s subadviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Underlying Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Underlying Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.
Total return swaps – total return swaps allow the party receiving the total return to gain exposure and benefit from an underlying reference asset without actually having to own it. Total return swaps are leveraged and a Fund or Underlying Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations a Fund or Underlying Fund could sustain significant losses. Total return swaps also are subject to the risk that a Fund or Underlying Fund will not properly assess the cost of the underlying asset. If a Fund or Underlying Fund is the buyer of a total return swap, a Fund or Underlying Fund could lose money if the total return of the underlying asset is less than a Fund’s or Underlying Fund’s obligation to pay a fixed or floating rate of interest. If a Fund or Underlying Fund is the seller of a total return swap, a Fund or Underlying Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.
Leverage – leverage may be created when an investment exposes a Fund or Underlying Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund or Underlying Fund and make a Fund’s or Underlying Fund’s share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of a Fund’s or Underlying Fund’s investments. Further, the use of leverage may require a Fund or Underlying Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair a Fund’s or Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund or Underlying Fund sell a portfolio security at a disadvantageous time.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA with respect to the Funds and, therefore, is not subject to the regulation as a commodity pool operator under the CEA in its management of the Funds.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
Index fund risk – Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against

39

Risks of Investing in the Funds (cont.)
market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.
Liquidity risk – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a portfolio position can adversely affect a Fund’s or Underlying Fund’s value or prevent a Fund or Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also may refer to the risk that a Fund or Underlying Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or Underlying Fund may be forced to sell liquid securities at unfavorable times and conditions. A Fund or Underlying Fund that invests in fixed-income securities, such as mortgage-backed securities, and small- and mid-capitalization stocks will be especially subject to the risk that during certain periods, the liquidity of particular issuers will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
A Fund may invest in or use other types of investments or strategies not shown here that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds' Statement of Additional Information (“SAI”).
Please see the Appendix B to this Prospectus for additional information about the affiliated Underlying Funds in which the Funds invest.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

40

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
NFA determines the asset allocation for each Fund, selects the appropriate mix of Underlying Funds, places trades in exchange-traded funds (if any) and/or the Nationwide Contract, and monitors the performance and positioning of the Underlying Funds. For these services, each Fund pays NFA an annual management fee. This is in addition to the indirect fees that each Fund pays as a shareholder of the underlying investments.
NFA has engaged Nationwide Asset Management, LLC (“NWAM”) to provide asset allocation consulting services to NFA in connection with the development and periodic review of each Fund’s allocation among asset classes. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA. NWAM also serves as the subadviser to certain Nationwide Funds. NFA and NWAM therefore could be subject to a conflict of interest, because one or more Underlying Funds selected for investment by the Funds may be subadvised by NWAM, which earns fees for subadvising such Underlying Funds. The Nationwide Inflation-Protected Securities Fund, one of the Underlying Funds in which the Funds invest, is subadvised by NWAM. NFA ultimately has sole responsibility for determining each Fund’s asset class allocation and the selection of the Underlying Funds. As the investment adviser to the Funds, NFA has a fiduciary duty to each Fund and must act in each Fund’s best interests.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays NFA an annual management fee based on the Fund’s average daily net assets. The annual management fee paid by each Fund to NFA for the fiscal year ended October 31, 2019, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was 0.13%.
Portfolio Management
Christopher C. Graham, Keith P. Robinette, CFA, and Andrew Urban, CFA, are the Funds' co-portfolio managers and are jointly responsible for the day-to-day management of the Funds in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds.
Mr. Graham is Chief Investment Officer of NFA. Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company (“Nationwide Mutual”) in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual’s proprietary general account. He joined NFA in 2016.
Mr. Robinette is Senior Director of Asset Strategies of NFA. Mr. Robinette joined Nationwide Mutual in 2012 where he most recently managed a hedge fund portfolio and led manager due diligence reviews. He joined NFA in 2017.
Mr. Urban is a Senior Director of Asset Strategies of NFA. He joined NFA in 2016. Prior to joining NFA, Mr. Urban worked for six years as an investment analyst for the Ohio Public Employees Retirement System, where he was most recently responsible for hedge fund manager selection and due diligence as well as portfolio risk management.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Funds managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser has no current plans to hire a subadviser with respect to these Funds. Nevertheless, the Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;

41

Fund Management (cont.)
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.
42

Investing with Nationwide Funds
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A and Class C shares are available to all investors. Class R, Class R6, Institutional Service Class, and Service Class shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A or Class C shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Share Classes Available to All Investors
Class A Shares
Class A shares are subject to a front-end sales charge of 5.75% of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;

43

Investing with Nationwide Funds (cont.)
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares,

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Investing with Nationwide Funds (cont.)
shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $1 million (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” below for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
The CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to this Prospectus.
Share Classes Available Only to Institutional Accounts
The Funds offer Class R, Institutional Service Class, Class R6 and Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:

45

Investing with Nationwide Funds (cont.)
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class and Service Class Shares
Institutional Service Class and Service Class shares are sold without a sales charge. Institutional Service Class shares are not subject to Rule 12b-1 fees. Institutional Service Class and Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class and Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).
Institutional Service Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class or Class R6 shares through one of these programs, you may be

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Investing with Nationwide Funds (cont.)
required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R and Service Class shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class and Class R6 shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C, Class R and Service Class shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% of which may be a service fee)
Class R shares	0.50% (0.25% of which may be either a distribution or service fee)
Service Class shares	0.25% (distribution or service fee)
Administrative Services Fees
Class A, Class C, Class R, Institutional Service Class and Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A, Class C, Class R and Service Class shares, as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for
Class A, Class C, Class R, Institutional Service Class and Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Investor Destinations Aggressive Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.09%, 0.09%, 0.16%, 0.10% and 0.15%, respectively.
Nationwide Investor Destinations Moderately Aggressive Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.09%, 0.06%, 0.16%, 0.10% and 0.15%, respectively.
Nationwide Investor Destinations Moderate Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.09%, 0.06%, 0.15%, 0.10% and 0.15%, respectively.
Nationwide Investor Destinations Moderately Conservative Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.08%, 0.06%, 0.15%, 0.13% and 0.16%, respectively.
Nationwide Investor Destinations Conservative Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.08%, 0.07%, 0.16%, 0.07% and 0.15%, respectively.
Because these fees are paid out of a Fund’s Class A, Class C, Class R, Institutional Service Class and Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or

47

Investing with Nationwide Funds (cont.)
administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

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Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either lnstitutional Service Class or Class R6 shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
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Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds (including affiliated Underlying Funds) are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing. The prospectuses for those underlying mutual funds should explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, an Underlying Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to an Underlying Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which an Underlying Fund may invest may trade on days when a Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.

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Investing with Nationwide Funds (cont.)
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.
Minimum Investments

Class A Shares and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional Investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional Investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional Investments	No Minimum
Institutional Service Class Shares and Service Class Shares
To open an account	$50,000 (per Fund)
Additional Investments	No Minimum
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

51

Investing with Nationwide Funds (cont.)
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
• you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares (for Nationwide Funds that offer Class C shares).
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund, and between Service Class shares of the Funds and Service Class shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares (for Nationwide Funds that offer Class C shares) of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.

52

Investing with Nationwide Funds (cont.)
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares (for Nationwide Funds that offer Class C shares) subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares (for Nationwide Funds that offer Class C shares) will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading, as may be the Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in

53

Investing with Nationwide Funds (cont.)
excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
54

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.

55

Distributions and Taxes (cont.)
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

56

Distributions and Taxes (cont.)
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.
57

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
58

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
59

FINANCIAL HIGHLIGHTS: NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.69	0.16	0.75	0.91	(0.21)	(0.93)	(1.14)	$ 9.46	11.65%	$ 75,166,130	0.53%	1.74%	0.53%	57.66% (g)
Year Ended October 31, 2018	$11.30	0.17	(0.27)	(0.10)	(0.26)	(1.25)	(1.51)	$ 9.69	(1.43%)	$ 65,699,864	0.54%	1.59%	0.54%	24.35%
Year Ended October 31, 2017	$10.23	0.17	1.92	2.09	(0.19)	(0.83)	(1.02)	$11.30	21.96%	$ 70,514,120	0.54%	1.59%	0.54%	29.48%
Year Ended October 31, 2016	$10.82	0.15	0.07	0.22	(0.16)	(0.65)	(0.81)	$10.23	2.44%	$ 49,650,574	0.55%	1.47%	0.55%	16.38%
Year Ended October 31, 2015	$11.51	0.18	(0.15)	0.03	(0.21)	(0.51)	(0.72)	$10.82	0.29%	$ 57,311,373	0.54%	1.62%	0.54%	12.90%
Class C Shares
Year Ended October 31, 2019	$ 9.33	0.10	0.70	0.80	(0.16)	(0.93)	(1.09)	$ 9.04	10.71%	$ 21,287,745	1.28%	1.12%	1.28%	57.66% (g)
Year Ended October 31, 2018	$10.94	0.09	(0.25)	(0.16)	(0.20)	(1.25)	(1.45)	$ 9.33	(2.10%)	$ 34,450,261	1.28%	0.89%	1.28%	24.35%
Year Ended October 31, 2017	$ 9.94	0.10	1.85	1.95	(0.12)	(0.83)	(0.95)	$10.94	21.06%	$ 41,795,408	1.28%	0.99%	1.28%	29.48%
Year Ended October 31, 2016	$10.54	0.07	0.08	0.15	(0.10)	(0.65)	(0.75)	$ 9.94	1.74%	$ 63,892,420	1.27%	0.72%	1.27%	16.38%
Year Ended October 31, 2015	$11.24	0.10	(0.15)	(0.05)	(0.14)	(0.51)	(0.65)	$10.54	(0.49%)	$ 70,749,797	1.28%	0.88%	1.28%	12.90%
Class R Shares
Year Ended October 31, 2019	$ 9.46	0.13	0.73	0.86	(0.19)	(0.93)	(1.12)	$ 9.20	11.27%	$ 53,275,875	0.85%	1.50%	0.85%	57.66% (g)
Year Ended October 31, 2018	$11.07	0.14	(0.27)	(0.13)	(0.23)	(1.25)	(1.48)	$ 9.46	(1.75%)	$ 61,474,465	0.84%	1.33%	0.84%	24.35%
Year Ended October 31, 2017	$10.04	0.14	1.88	2.02	(0.16)	(0.83)	(0.99)	$11.07	21.62%	$ 76,547,929	0.83%	1.35%	0.83%	29.48%
Year Ended October 31, 2016	$10.64	0.11	0.07	0.18	(0.13)	(0.65)	(0.78)	$10.04	2.09%	$ 76,511,414	0.84%	1.16%	0.84%	16.38%
Year Ended October 31, 2015	$11.32	0.15	(0.14)	0.01	(0.18)	(0.51)	(0.69)	$10.64	0.10%	$ 88,954,971	0.83%	1.37%	0.83%	12.90%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.83	0.19	0.77	0.96	(0.25)	(0.93)	(1.18)	$ 9.61	11.98%	$213,223,888	0.19%	2.06%	0.19%	57.66% (g)
Year Ended October 31, 2018	$11.44	0.20	(0.26)	(0.06)	(0.30)	(1.25)	(1.55)	$ 9.83	(1.06%)	$193,019,743	0.19%	1.90%	0.19%	24.35%
Year Ended October 31, 2017	$10.35	0.20	1.95	2.15	(0.23)	(0.83)	(1.06)	$11.44	22.33%	$179,339,687	0.18%	1.91%	0.18%	29.48%
Year Ended October 31, 2016	$10.94	0.18	0.08	0.26	(0.20)	(0.65)	(0.85)	$10.35	2.79%	$202,807,208	0.18%	1.79%	0.18%	16.38%
Year Ended October 31, 2015	$11.62	0.22	(0.14)	0.08	(0.25)	(0.51)	(0.76)	$10.94	0.75%	$173,233,930	0.18%	1.94%	0.18%	12.90%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.70	0.18	0.76	0.94	(0.24)	(0.93)	(1.17)	$ 9.47	11.93%	$ 6,970,662	0.29%	2.01%	0.29%	57.66% (g)
Year Ended October 31, 2018	$11.31	0.20	(0.27)	(0.07)	(0.29)	(1.25)	(1.54)	$ 9.70	(1.19%)	$ 6,597,269	0.29%	1.89%	0.29%	24.35%
Year Ended October 31, 2017	$10.24	0.19	1.93	2.12	(0.22)	(0.83)	(1.05)	$11.31	22.25%	$ 7,306,462	0.30%	1.76%	0.30%	29.48%
Year Ended October 31, 2016	$10.83	0.18	0.07	0.25	(0.19)	(0.65)	(0.84)	$10.24	2.70%	$ 2,529,258	0.29%	1.81%	0.29%	16.38%
Year Ended October 31, 2015	$11.52	0.20	(0.14)	0.06	(0.24)	(0.51)	(0.75)	$10.83	0.56%	$ 3,475,708	0.29%	1.81%	0.29%	12.90%
Service Class Shares
Year Ended October 31, 2019	$ 9.71	0.15	0.76	0.91	(0.21)	(0.93)	(1.14)	$ 9.48	11.55%	$611,178,001	0.59%	1.69%	0.59%	57.66% (g)
Year Ended October 31, 2018	$11.32	0.16	(0.27)	(0.11)	(0.25)	(1.25)	(1.50)	$ 9.71	(1.50%)	$611,560,592	0.60%	1.55%	0.60%	24.35%
Year Ended October 31, 2017	$10.25	0.17	1.92	2.09	(0.19)	(0.83)	(1.02)	$11.32	21.86%	$710,201,505	0.58%	1.59%	0.58%	29.48%
Year Ended October 31, 2016	$10.84	0.14	0.08	0.22	(0.16)	(0.65)	(0.81)	$10.25	2.40%	$685,933,267	0.58%	1.41%	0.58%	16.38%
Year Ended October 31, 2015	$11.52	0.18	(0.14)	0.04	(0.21)	(0.51)	(0.72)	$10.84	0.34%	$766,386,276	0.58%	1.59%	0.58%	12.90%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
60

FINANCIAL HIGHLIGHTS: NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.08	0.19	0.74	0.93	(0.23)	(0.99)	(1.22)	$ 9.79	11.40%	$ 147,843,150	0.53%	1.97%	0.53%	55.29% (g)
Year Ended October 31, 2018	$11.41	0.19	(0.23)	(0.04)	(0.26)	(1.03)	(1.29)	$10.08	(0.72%)	$ 137,274,611	0.53%	1.73%	0.53%	21.75%
Year Ended October 31, 2017	$10.49	0.19	1.68	1.87	(0.21)	(0.74)	(0.95)	$11.41	19.09%	$ 151,587,878	0.53%	1.78%	0.53%	26.51%
Year Ended October 31, 2016	$11.12	0.16	0.08	0.24	(0.17)	(0.70)	(0.87)	$10.49	2.59%	$ 110,119,313	0.54%	1.54%	0.54%	15.29%
Year Ended October 31, 2015	$11.75	0.19	(0.15)	0.04	(0.22)	(0.45)	(0.67)	$11.12	0.29%	$ 118,845,242	0.55%	1.66%	0.55%	16.31%
Class C Shares
Year Ended October 31, 2019	$ 9.76	0.12	0.71	0.83	(0.17)	(0.99)	(1.16)	$ 9.43	10.62%	$ 35,743,139	1.25%	1.36%	1.25%	55.29% (g)
Year Ended October 31, 2018	$11.11	0.11	(0.23)	(0.12)	(0.20)	(1.03)	(1.23)	$ 9.76	(1.55%)	$ 54,463,356	1.25%	1.04%	1.25%	21.75%
Year Ended October 31, 2017	$10.23	0.12	1.63	1.75	(0.13)	(0.74)	(0.87)	$11.11	18.29%	$ 65,665,095	1.27%	1.16%	1.27%	26.51%
Year Ended October 31, 2016	$10.86	0.08	0.09	0.17	(0.10)	(0.70)	(0.80)	$10.23	1.93%	$ 109,539,789	1.27%	0.79%	1.27%	15.29%
Year Ended October 31, 2015	$11.50	0.11	(0.16)	(0.05)	(0.14)	(0.45)	(0.59)	$10.86	(0.48%)	$ 120,287,139	1.27%	0.95%	1.27%	16.31%
Class R Shares
Year Ended October 31, 2019	$ 9.78	0.16	0.71	0.87	(0.20)	(0.99)	(1.19)	$ 9.46	11.07%	$ 112,622,378	0.84%	1.72%	0.84%	55.29% (g)
Year Ended October 31, 2018	$11.12	0.15	(0.23)	(0.08)	(0.23)	(1.03)	(1.26)	$ 9.78	(1.14%)	$ 128,988,430	0.84%	1.46%	0.84%	21.75%
Year Ended October 31, 2017	$10.24	0.16	1.64	1.80	(0.18)	(0.74)	(0.92)	$11.12	18.81%	$ 161,689,916	0.82%	1.53%	0.82%	26.51%
Year Ended October 31, 2016	$10.88	0.13	0.07	0.20	(0.14)	(0.70)	(0.84)	$10.24	2.25%	$ 169,510,980	0.83%	1.25%	0.83%	15.29%
Year Ended October 31, 2015	$11.50	0.16	(0.14)	0.02	(0.19)	(0.45)	(0.64)	$10.88	0.10%	$ 204,113,180	0.83%	1.42%	0.83%	16.31%
Class R6 Shares (h)
Year Ended October 31, 2019	$10.06	0.22	0.75	0.97	(0.27)	(0.99)	(1.26)	$ 9.77	11.81%	$ 428,123,373	0.18%	2.30%	0.18%	55.29% (g)
Year Ended October 31, 2018	$11.40	0.22	(0.23)	(0.01)	(0.30)	(1.03)	(1.33)	$10.06	(0.46%)	$ 373,903,322	0.18%	2.04%	0.18%	21.75%
Year Ended October 31, 2017	$10.48	0.22	1.69	1.91	(0.25)	(0.74)	(0.99)	$11.40	19.51%	$ 353,319,609	0.18%	2.08%	0.18%	26.51%
Year Ended October 31, 2016	$11.11	0.19	0.09	0.28	(0.21)	(0.70)	(0.91)	$10.48	2.97%	$ 415,296,337	0.18%	1.88%	0.18%	15.29%
Year Ended October 31, 2015	$11.74	0.23	(0.15)	0.08	(0.26)	(0.45)	(0.71)	$11.11	0.67%	$ 359,712,315	0.18%	2.03%	0.18%	16.31%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.04	0.21	0.75	0.96	(0.26)	(0.99)	(1.25)	$ 9.75	11.73%	$ 20,759,726	0.28%	2.22%	0.28%	55.29% (g)
Year Ended October 31, 2018	$11.38	0.21	(0.23)	(0.02)	(0.29)	(1.03)	(1.32)	$10.04	(0.56%)	$ 20,267,114	0.28%	1.99%	0.28%	21.75%
Year Ended October 31, 2017	$10.46	0.18	1.72	1.90	(0.24)	(0.74)	(0.98)	$11.38	19.47%	$ 20,484,770	0.27%	1.65%	0.27%	26.51%
Year Ended October 31, 2016	$11.09	0.18	0.08	0.26	(0.19)	(0.70)	(0.89)	$10.46	2.85%	$ 2,993,117	0.28%	1.74%	0.28%	15.29%
Year Ended October 31, 2015	$11.72	0.20	(0.13)	0.07	(0.25)	(0.45)	(0.70)	$11.09	0.57%	$ 2,485,047	0.30%	1.75%	0.30%	16.31%
Service Class Shares
Year Ended October 31, 2019	$10.05	0.18	0.75	0.93	(0.23)	(0.99)	(1.22)	$ 9.76	11.37%	$ 798,172,857	0.58%	1.93%	0.58%	55.29% (g)
Year Ended October 31, 2018	$11.39	0.18	(0.23)	(0.05)	(0.26)	(1.03)	(1.29)	$10.05	(0.87%)	$ 811,009,879	0.58%	1.71%	0.58%	21.75%
Year Ended October 31, 2017	$10.47	0.19	1.68	1.87	(0.21)	(0.74)	(0.95)	$11.39	19.06%	$ 964,697,956	0.58%	1.76%	0.58%	26.51%
Year Ended October 31, 2016	$11.09	0.15	0.09	0.24	(0.16)	(0.70)	(0.86)	$10.47	2.65%	$ 949,236,372	0.58%	1.48%	0.58%	15.29%
Year Ended October 31, 2015	$11.72	0.19	(0.16)	0.03	(0.21)	(0.45)	(0.66)	$11.09	0.26%	$1,091,754,734	0.58%	1.65%	0.58%	16.31%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
61

FINANCIAL HIGHLIGHTS: NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.79	0.19	0.68	0.87	(0.22)	(0.80)	(1.02)	$ 9.64	10.37%	$137,178,765	0.53%	2.03%	0.53%	49.80% (g)
Year Ended October 31, 2018	$10.64	0.19	(0.21)	(0.02)	(0.23)	(0.60)	(0.83)	$ 9.79	(0.37%)	$132,812,662	0.54%	1.82%	0.54%	21.55%
Year Ended October 31, 2017	$10.11	0.20	1.16	1.36	(0.22)	(0.61)	(0.83)	$10.64	14.35%	$149,005,220	0.54%	1.99%	0.54%	24.26%
Year Ended October 31, 2016	$10.78	0.16	0.10	0.26	(0.17)	(0.76)	(0.93)	$10.11	2.81%	$127,043,425	0.54%	1.60%	0.54%	18.69%
Year Ended October 31, 2015	$11.35	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.78	0.42%	$135,981,642	0.55%	1.68%	0.55%	12.98%
Class C Shares
Year Ended October 31, 2019	$ 9.59	0.13	0.64	0.77	(0.15)	(0.80)	(0.95)	$ 9.41	9.46%	$ 50,158,279	1.25%	1.39%	1.25%	49.80% (g)
Year Ended October 31, 2018	$10.43	0.11	(0.19)	(0.08)	(0.16)	(0.60)	(0.76)	$ 9.59	(1.00%)	$ 74,319,207	1.26%	1.11%	1.26%	21.55%
Year Ended October 31, 2017	$ 9.92	0.13	1.13	1.26	(0.14)	(0.61)	(0.75)	$10.43	13.53%	$ 90,700,172	1.26%	1.30%	1.26%	24.26%
Year Ended October 31, 2016	$10.59	0.09	0.10	0.19	(0.10)	(0.76)	(0.86)	$ 9.92	2.11% (h)	$124,781,047	1.26%	0.87%	1.26%	18.69%
Year Ended October 31, 2015	$11.17	0.10	(0.14)	(0.04)	(0.13)	(0.41)	(0.54)	$10.59	(0.39%) (h)	$135,414,362	1.27%	0.95%	1.27%	12.98%
Class R Shares
Year Ended October 31, 2019	$ 9.52	0.16	0.64	0.80	(0.19)	(0.80)	(0.99)	$ 9.33	9.90%	$ 89,053,324	0.84%	1.77%	0.84%	49.80% (g)
Year Ended October 31, 2018	$10.36	0.15	(0.19)	(0.04)	(0.20)	(0.60)	(0.80)	$ 9.52	(0.58%)	$101,171,021	0.83%	1.54%	0.83%	21.55%
Year Ended October 31, 2017	$ 9.87	0.17	1.12	1.29	(0.19)	(0.61)	(0.80)	$10.36	13.95%	$127,193,776	0.83%	1.71%	0.83%	24.26%
Year Ended October 31, 2016	$10.54	0.13	0.10	0.23	(0.14)	(0.76)	(0.90)	$ 9.87	2.58%	$137,001,590	0.83%	1.31%	0.83%	18.69%
Year Ended October 31, 2015	$11.11	0.15	(0.13)	0.02	(0.18)	(0.41)	(0.59)	$10.54	0.15%	$157,858,210	0.82%	1.43%	0.82%	12.98%
Class R6 Shares (i)
Year Ended October 31, 2019	$ 9.74	0.22	0.67	0.89	(0.25)	(0.80)	(1.05)	$ 9.58	10.71%	$369,915,572	0.19%	2.35%	0.19%	49.80% (g)
Year Ended October 31, 2018	$10.59	0.22	(0.20)	0.02	(0.27)	(0.60)	(0.87)	$ 9.74	(0.01%)	$317,770,251	0.18%	2.16%	0.18%	21.55%
Year Ended October 31, 2017	$10.07	0.23	1.16	1.39	(0.26)	(0.61)	(0.87)	$10.59	14.71%	$322,034,922	0.18%	2.26%	0.18%	24.26%
Year Ended October 31, 2016	$10.74	0.19	0.10	0.29	(0.20)	(0.76)	(0.96)	$10.07	3.21%	$427,224,825	0.18%	1.95%	0.18%	18.69%
Year Ended October 31, 2015	$11.31	0.22	(0.13)	0.09	(0.25)	(0.41)	(0.66)	$10.74	0.81%	$378,818,840	0.18%	2.03%	0.18%	12.98%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.73	0.22	0.66	0.88	(0.24)	(0.80)	(1.04)	$ 9.57	10.60%	$ 13,521,461	0.29%	2.39%	0.29%	49.80% (g)
Year Ended October 31, 2018	$10.58	0.21	(0.20)	0.01	(0.26)	(0.60)	(0.86)	$ 9.73	(0.11%)	$ 17,863,342	0.28%	2.04%	0.28%	21.55%
Year Ended October 31, 2017	$10.06	0.20	1.18	1.38	(0.25)	(0.61)	(0.86)	$10.58	14.65%	$ 15,748,468	0.26%	1.93%	0.26%	24.26%
Year Ended October 31, 2016	$10.73	0.19	0.09	0.28	(0.19)	(0.76)	(0.95)	$10.06	3.11%	$ 4,778,443	0.26%	1.86%	0.26%	18.69%
Year Ended October 31, 2015	$11.30	0.19	(0.11)	0.08	(0.24)	(0.41)	(0.65)	$10.73	0.69%	$ 4,642,375	0.30%	1.78%	0.30%	12.98%
Service Class Shares
Year Ended October 31, 2019	$ 9.74	0.18	0.67	0.85	(0.21)	(0.80)	(1.01)	$ 9.58	10.26%	$595,109,194	0.59%	1.98%	0.59%	49.80% (g)
Year Ended October 31, 2018	$10.59	0.18	(0.20)	(0.02)	(0.23)	(0.60)	(0.83)	$ 9.74	(0.42%)	$605,801,091	0.58%	1.78%	0.58%	21.55%
Year Ended October 31, 2017	$10.07	0.20	1.14	1.34	(0.21)	(0.61)	(0.82)	$10.59	14.25%	$696,628,902	0.58%	1.94%	0.58%	24.26%
Year Ended October 31, 2016	$10.73	0.15	0.11	0.26	(0.16)	(0.76)	(0.92)	$10.07	2.88%	$720,411,875	0.58%	1.55%	0.58%	18.69%
Year Ended October 31, 2015	$11.30	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.73	0.39%	$863,020,205	0.58%	1.66%	0.58%	12.98%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
62

FINANCIAL HIGHLIGHTS: NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.90	0.20	0.62	0.82	(0.22)	(0.51)	(0.73)	$ 9.99	9.11%	$ 60,255,588	0.55%	2.10%	0.55%	42.30% (g)
Year Ended October 31, 2018	$10.51	0.20	(0.21)	(0.01)	(0.22)	(0.38)	(0.60)	$ 9.90	(0.22%)	$ 59,304,391	0.55%	1.93%	0.55%	22.97%
Year Ended October 31, 2017	$10.14	0.21	0.72	0.93	(0.22)	(0.34)	(0.56)	$10.51	9.54%	$ 67,291,272	0.55%	2.02%	0.55%	22.71%
Year Ended October 31, 2016	$10.35	0.17	0.13	0.30	(0.18)	(0.33)	(0.51)	$10.14	3.11%	$ 54,037,826	0.54%	1.70%	0.54%	19.58%
Year Ended October 31, 2015	$10.68	0.18	(0.08)	0.10	(0.20)	(0.23)	(0.43)	$10.35	0.95%	$ 55,283,435	0.58%	1.70%	0.58%	13.81%
Class C Shares
Year Ended October 31, 2019	$ 9.84	0.14	0.61	0.75	(0.15)	(0.51)	(0.66)	$ 9.93	8.37%	$ 42,816,557	1.28%	1.40%	1.28%	42.30% (g)
Year Ended October 31, 2018	$10.46	0.12	(0.21)	(0.09)	(0.15)	(0.38)	(0.53)	$ 9.84	(1.05%)	$ 46,816,101	1.28%	1.18%	1.28%	22.97%
Year Ended October 31, 2017	$10.09	0.13	0.72	0.85	(0.14)	(0.34)	(0.48)	$10.46	8.74%	$ 52,822,319	1.28%	1.31%	1.28%	22.71%
Year Ended October 31, 2016	$10.29	0.10	0.14	0.24	(0.11)	(0.33)	(0.44)	$10.09	2.47%	$ 60,735,873	1.28%	0.95%	1.28%	19.58%
Year Ended October 31, 2015	$10.63	0.10	(0.08)	0.02	(0.13)	(0.23)	(0.36)	$10.29	0.15%	$ 60,039,930	1.28%	0.96%	1.28%	13.81%
Class R Shares
Year Ended October 31, 2019	$ 9.92	0.18	0.61	0.79	(0.19)	(0.51)	(0.70)	$10.01	8.74%	$ 34,742,070	0.87%	1.82%	0.87%	42.30% (g)
Year Ended October 31, 2018	$10.54	0.17	(0.22)	(0.05)	(0.19)	(0.38)	(0.57)	$ 9.92	(0.63%)	$ 39,807,735	0.86%	1.62%	0.86%	22.97%
Year Ended October 31, 2017	$10.16	0.18	0.73	0.91	(0.19)	(0.34)	(0.53)	$10.54	9.27%	$ 51,281,805	0.85%	1.75%	0.85%	22.71%
Year Ended October 31, 2016	$10.36	0.14	0.14	0.28	(0.15)	(0.33)	(0.48)	$10.16	2.88%	$ 57,969,013	0.85%	1.39%	0.85%	19.58%
Year Ended October 31, 2015	$10.70	0.15	(0.09)	0.06	(0.17)	(0.23)	(0.40)	$10.36	0.57%	$ 66,666,515	0.84%	1.45%	0.84%	13.81%
Class R6 Shares (h)
Year Ended October 31, 2019	$10.02	0.24	0.62	0.86	(0.25)	(0.51)	(0.76)	$10.12	9.47%	$137,632,868	0.22%	2.43%	0.22%	42.30% (g)
Year Ended October 31, 2018	$10.63	0.23	(0.20)	0.03	(0.26)	(0.38)	(0.64)	$10.02	0.13%	$120,763,200	0.21%	2.24%	0.21%	22.97%
Year Ended October 31, 2017	$10.25	0.24	0.74	0.98	(0.26)	(0.34)	(0.60)	$10.63	9.89%	$119,928,414	0.21%	2.34%	0.21%	22.71%
Year Ended October 31, 2016	$10.45	0.21	0.13	0.34	(0.21)	(0.33)	(0.54)	$10.25	3.53%	$150,948,313	0.20%	2.02%	0.20%	19.58%
Year Ended October 31, 2015	$10.79	0.22	(0.09)	0.13	(0.24)	(0.23)	(0.47)	$10.45	1.23%	$125,766,263	0.20%	2.04%	0.20%	13.81%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.97	0.23	0.62	0.85	(0.24)	(0.51)	(0.75)	$10.07	9.38%	$ 8,865,165	0.35%	2.35%	0.35%	42.30% (g)
Year Ended October 31, 2018	$10.59	0.22	(0.21)	0.01	(0.25)	(0.38)	(0.63)	$ 9.97	(0.06%)	$ 12,694,105	0.30%	2.12%	0.30%	22.97%
Year Ended October 31, 2017	$10.21	0.22	0.75	0.97	(0.25)	(0.34)	(0.59)	$10.59	9.85%	$ 10,656,590	0.30%	2.14%	0.30%	22.71%
Year Ended October 31, 2016	$10.41	0.20	0.13	0.33	(0.20)	(0.33)	(0.53)	$10.21	3.43%	$ 3,300,780	0.30%	1.94%	0.30%	19.58%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.23)	(0.23)	(0.46)	$10.41	1.12%	$ 3,028,431	0.32%	1.84%	0.32%	13.81%
Service Class Shares
Year Ended October 31, 2019	$ 9.97	0.20	0.61	0.81	(0.21)	(0.51)	(0.72)	$10.06	8.96%	$151,769,825	0.63%	2.04%	0.63%	42.30% (g)
Year Ended October 31, 2018	$10.58	0.19	(0.20)	(0.01)	(0.22)	(0.38)	(0.60)	$ 9.97	(0.28%)	$157,756,114	0.61%	1.86%	0.61%	22.97%
Year Ended October 31, 2017	$10.20	0.21	0.73	0.94	(0.22)	(0.34)	(0.56)	$10.58	9.50%	$185,927,647	0.60%	2.01%	0.60%	22.71%
Year Ended October 31, 2016	$10.40	0.16	0.14	0.30	(0.17)	(0.33)	(0.50)	$10.20	3.12%	$206,587,771	0.60%	1.63%	0.60%	19.58%
Year Ended October 31, 2015	$10.74	0.18	(0.09)	0.09	(0.20)	(0.23)	(0.43)	$10.40	0.82%	$245,435,520	0.60%	1.67%	0.60%	13.81%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
63

FINANCIAL HIGHLIGHTS: NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.01	0.22	0.54	0.76	(0.23)	(0.28)	(0.51)	$10.26	7.95%	$ 84,754,172	0.54%	2.22%	0.54%	27.16% (g)
Year Ended October 31, 2018	$10.36	0.21	(0.25)	(0.04)	(0.21)	(0.10)	(0.31)	$10.01	(0.44%)	$ 91,956,405	0.53%	2.03%	0.53%	21.58%
Year Ended October 31, 2017	$10.16	0.21	0.30	0.51	(0.21)	(0.10)	(0.31)	$10.36	5.15%	$118,949,342	0.53%	2.06%	0.53%	30.99%
Year Ended October 31, 2016	$10.14	0.17	0.16	0.33	(0.18)	(0.13)	(0.31)	$10.16	3.31%	$155,015,063	0.54%	1.67%	0.54%	14.83%
Year Ended October 31, 2015	$10.30	0.17	(0.08)	0.09	(0.18)	(0.07)	(0.25)	$10.14	0.91%	$ 89,550,546	0.55%	1.69%	0.55%	15.91%
Class C Shares
Year Ended October 31, 2019	$ 9.96	0.15	0.52	0.67	(0.15)	(0.28)	(0.43)	$10.20	7.08%	$124,962,092	1.28%	1.49%	1.28%	27.16% (g)
Year Ended October 31, 2018	$10.31	0.13	(0.24)	(0.11)	(0.14)	(0.10)	(0.24)	$ 9.96	(1.18%)	$141,350,080	1.27%	1.28%	1.27%	21.58%
Year Ended October 31, 2017	$10.11	0.13	0.31	0.44	(0.14)	(0.10)	(0.24)	$10.31	4.41%	$153,601,464	1.27%	1.30%	1.27%	30.99%
Year Ended October 31, 2016	$10.09	0.09	0.16	0.25	(0.10)	(0.13)	(0.23)	$10.11	2.58%	$148,901,612	1.28%	0.94%	1.28%	14.83%
Year Ended October 31, 2015	$10.25	0.09	(0.07)	0.02	(0.11)	(0.07)	(0.18)	$10.09	0.21%	$110,901,426	1.29%	0.92%	1.29%	15.91%
Class R Shares
Year Ended October 31, 2019	$ 9.99	0.19	0.53	0.72	(0.20)	(0.28)	(0.48)	$10.23	7.51%	$ 28,863,925	0.87%	1.90%	0.87%	27.16% (g)
Year Ended October 31, 2018	$10.34	0.17	(0.24)	(0.07)	(0.18)	(0.10)	(0.28)	$ 9.99	(0.76%)	$ 30,479,796	0.85%	1.70%	0.85%	21.58%
Year Ended October 31, 2017	$10.14	0.18	0.30	0.48	(0.18)	(0.10)	(0.28)	$10.34	4.83%	$ 37,657,787	0.84%	1.74%	0.84%	30.99%
Year Ended October 31, 2016	$10.12	0.14	0.15	0.29	(0.14)	(0.13)	(0.27)	$10.14	2.97%	$ 46,395,556	0.85%	1.37%	0.85%	14.83%
Year Ended October 31, 2015	$10.27	0.14	(0.07)	0.07	(0.15)	(0.07)	(0.22)	$10.12	0.67%	$ 42,487,159	0.86%	1.39%	0.86%	15.91%
Class R6 Shares (h)
Year Ended October 31, 2019	$10.07	0.25	0.53	0.78	(0.26)	(0.28)	(0.54)	$10.31	8.16%	$ 92,131,438	0.21%	2.52%	0.21%	27.16% (g)
Year Ended October 31, 2018	$10.42	0.24	(0.24)	–	(0.25)	(0.10)	(0.35)	$10.07	(0.10%)	$ 84,633,584	0.20%	2.35%	0.20%	21.58%
Year Ended October 31, 2017	$10.21	0.24	0.32	0.56	(0.25)	(0.10)	(0.35)	$10.42	5.58%	$ 84,374,346	0.20%	2.35%	0.20%	30.99%
Year Ended October 31, 2016	$10.19	0.20	0.16	0.36	(0.21)	(0.13)	(0.34)	$10.21	3.63%	$105,411,080	0.20%	2.02%	0.20%	14.83%
Year Ended October 31, 2015	$10.35	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.19	1.25%	$ 83,673,339	0.21%	2.02%	0.21%	15.91%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.04	0.25	0.53	0.78	(0.25)	(0.28)	(0.53)	$10.29	8.21%	$219,475,997	0.28%	2.49%	0.28%	27.16% (g)
Year Ended October 31, 2018	$10.39	0.23	(0.24)	(0.01)	(0.24)	(0.10)	(0.34)	$10.04	(0.19%)	$218,169,172	0.28%	2.26%	0.28%	21.58%
Year Ended October 31, 2017	$10.19	0.23	0.31	0.54	(0.24)	(0.10)	(0.34)	$10.39	5.40%	$205,208,144	0.29%	2.25%	0.29%	30.99%
Year Ended October 31, 2016	$10.17	0.19	0.16	0.35	(0.20)	(0.13)	(0.33)	$10.19	3.55%	$115,594,654	0.30%	1.90%	0.30%	14.83%
Year Ended October 31, 2015	$10.33	0.19	(0.07)	0.12	(0.21)	(0.07)	(0.28)	$10.17	1.17%	$ 46,044,533	0.31%	1.87%	0.31%	15.91%
Service Class Shares
Year Ended October 31, 2019	$10.05	0.21	0.53	0.74	(0.22)	(0.28)	(0.50)	$10.29	7.74%	$117,677,319	0.61%	2.14%	0.61%	27.16% (g)
Year Ended October 31, 2018	$10.40	0.20	(0.24)	(0.04)	(0.21)	(0.10)	(0.31)	$10.05	(0.50%)	$119,347,076	0.60%	1.95%	0.60%	21.58%
Year Ended October 31, 2017	$10.19	0.20	0.32	0.52	(0.21)	(0.10)	(0.31)	$10.40	5.17%	$133,359,602	0.59%	1.99%	0.59%	30.99%
Year Ended October 31, 2016	$10.17	0.16	0.16	0.32	(0.17)	(0.13)	(0.30)	$10.19	3.22%	$152,002,561	0.60%	1.63%	0.60%	14.83%
Year Ended October 31, 2015	$10.32	0.17	(0.07)	0.10	(0.18)	(0.07)	(0.25)	$10.17	0.94%	$173,472,921	0.61%	1.63%	0.61%	15.91%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
64

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 43 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

65

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

66

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

67

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

68

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

69

Appendix B: Additional Information about Underlying Funds
Following are descriptions of the affiliated Underlying Funds in which the Funds may invest as of the date of this Prospectus. These descriptions are qualified in their entirety by reference to the prospectus and statement of additional information of each Underlying Fund. The following list of eligible Underlying Funds is subject to change at any time and without notice. This Appendix B does not contain information about unaffiliated mutual funds, including exchange-traded funds, in which the Funds may invest. Underlying Funds not identified in this Appendix B may be selected by the Adviser at its discretion. Prospectuses for any Underlying Funds should be referred to for more information.
U.S. Stocks
NATIONWIDE LOOMIS ALL CAP GROWTH FUND seeks to invest, under normal circumstances, in equity securities, primarily common stocks, issued by companies of any size. The Fund normally will invest across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund is not required to maintain any specified percentage of its assets in securities of a particular capitalization size. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
NATIONWIDE MID CAP MARKET INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P MidCap 400 Index before the deduction of Fund expenses. The S&P MidCap 400 Index includes approximately 400 stocks of medium-sized U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index.
NATIONWIDE MULTI-CAP PORTFOLIO seeks to incrementally exceed the performance of the U.S. stock market, as represented by the Russell 3000® Index, over a full market cycle. The Russell 3000® Index is composed of the 3,000 largest U.S. companies by market capitalization, as determined by the Frank Russell Company, and includes U.S. companies in a wide range of businesses and capitalization sizes. The Russell 3000® Index is a market-weighted index, which means that the stocks of the largest companies in the Index have the greatest effect on its performance. The Fund consists of three portions, or “sleeves,” managed by different subadvisers acting independently with respect to the assets of the Fund they manage. In combination, the Fund’s three sleeves are intended to provide a risk-controlled, low tracking error investment approach while achieving modest returns in excess of the Russell 3000® Index.
NATIONWIDE S&P 500 INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.
NATIONWIDE SMALL CAP INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index.
International Stocks
NATIONWIDE INTERNATIONAL INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. The MSCI EAFE Index includes common stocks of larger and mid-sized companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index.
NATIONWIDE INTERNATIONAL SMALL CAP FUND invests at least 80% of its net assets in equity securities of companies with smaller market capitalizations at the time of purchase. Under normal circumstances, the Fund invests primarily in securities of non-U.S. companies. Some of these companies may be located in emerging market countries, and many securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund’s subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and even styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks.

70

Appendix B: Additional Information about Underlying Funds (cont.)
Bonds
NATIONWIDE BOND INDEX FUND seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses by employing a “passive” management, or indexing, approach. The Aggregate Bond Index represents a wide spectrum of public, investment grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed income securities that are included in or correlated with the Aggregate Bond Index.
NATIONWIDE CORE PLUS BOND FUND invests at least 80% of its net assets in fixed-income securities, such as bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. These securities typically include corporate bonds, U.S. government securities and mortgage-backed securities. The Fund generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered, at the time of their purchase, to be investment grade. The Fund may invest up to 20% of its net assets, at the time of their purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often referred to as “junk bonds.” The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities, such as high-yield bonds, that carry higher risks, but which potentially offer higher investment rewards.
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. Most of these securities are Treasury Inflation Protected Securities, which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, this Underlying Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase. The Fund may invest in debt securities of any maturity, but is expected to maintain an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index, which was 7.49 years as of December 31, 2019. The Fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other nongovernmental issuers.
NATIONWIDE LOOMIS CORE BOND FUND seeks total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund invests primarily in bonds (or fixed-income securities) that are U.S. government securities, investment grade corporate bonds issued by U.S. or foreign companies, mortgage-backed securities, or asset-backed securities. The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may deviate from this average duration when circumstances warrant.
Short–Term Bonds
NATIONWIDE LOOMIS SHORT TERM BOND FUND invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
•Corporate debt securities issued by U.S. or foreign companies that are investment grade;
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Index was 1.81 years.
THE NATIONWIDE CONTRACT is a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Life”). The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in the contract, which is currently adjusted on a quarterly basis. If Nationwide Life becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. Nationwide Life could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, the Adviser, Nationwide Life

71

Appendix B: Additional Information about Underlying Funds (cont.)
nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
Emerging Market Stocks, Emerging Market Bonds and High-Yield Bonds
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND invests in a portfolio of higher-yielding, lower-rated debt securities issued by U.S. and foreign companies. High-yield debt securities also may include mortgage-backed securities and asset-backed securities. The Fund also may invest in corporate loans. The Fund invests, under normal circumstances, at least 80% of its net assets in high-yield bonds. These securities may pay interest on either a fixed-rate or a variable-rate basis. The maturities of the securities in which the Fund may invest may range from short-term to long-term, and at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities. Under normal circumstances, the Fund invests in issuers located in at least five countries (of which one may be the United States, although the Fund does not invest more than 80% of its net assets, at the time of purchase, in securities of U.S. issuers). The Fund may invest in issuers located in either developed countries or emerging market countries.
NATIONWIDE AMUNDI STRATEGIC INCOME FUND employs a flexible investment approach, allocating across different types of fixed-income securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income. The Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e. “junk bonds”) and other securities that are lower-rated. The Fund also may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities (including collateralized mortgage obligations) and convertible bonds. The Fund may invest in corporate loans. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Many foreign securities are denominated in currencies other than the U.S. dollar. The Fund’s subadviser does not manage the Fund to any index or benchmark, a strategy that is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.
NATIONWIDE EMERGING MARKETS DEBT FUND invests, under normal circumstances, at least 80% of its net assets in debt and other fixed-income securities issued by governments of emerging market countries and corporations headquartered in or which derive at least 50% of their revenues from operations or sales in emerging market countries. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund normally invests in issuers located in at least three emerging market countries. The issuers of the securities in which the Fund invests may include either governmental entities (e.g., sovereign bonds) or corporations. These securities may pay interest on either a fixed-rate or a variable-rate basis. The debt securities in which the Fund may invest may range in maturity from short- to long-term and, at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities. Although many of the debt securities in which the Fund may invest are investment grade, the Fund may invest without limit in high-yield bonds (i.e., “junk” bonds).
The SAI contains more information on the Funds' investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

72

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
©2020 Nationwide Funds Group	PR-ID (2/20)

Target Destination Funds
Prospectus  February 28, 2020
Nationwide Destination 2020 Fund
Class A (NWAFX) / Class R (NWFTX) Class R6 (NWFIX) / Institutional Service Class (NWFSX)
Nationwide Destination 2025 Fund
Class A (NWHAX) / Class R (NWHBX) Class R6 (NWHIX) / Institutional Service Class (NWHSX)
Nationwide Destination 2030 Fund
Class A (NWIAX) / Class R (NWBIX) Class R6 (NWIIX) / Institutional Service Class (NWISX)
Nationwide Destination 2035 Fund
Class A (NWLAX) / Class R (NWLBX) Class R6 (NWLIX) / Institutional Service Class (NWLSX)
Nationwide Destination 2040 Fund
Class A (NWMAX) / Class R (NWMDX) Class R6 (NWMHX) / Institutional Service Class (NWMSX)
Nationwide Destination 2045 Fund
Class A (NWNAX) / Class R (NWNBX) Class R6 (NWNIX) / Institutional Service Class (NWNSX)
Nationwide Destination 2050 Fund
Class A (NWOAX) / Class R (NWOBX) Class R6 (NWOIX) / Institutional Service Class (NWOSX)
Nationwide Destination 2055 Fund
Class A (NTDAX) / Class R (NTDTX) Class R6 (NTDIX) / Institutional Service Class (NTDSX)
Nationwide Destination 2060 Fund
Class A (NWWRX) / Class R (NWWTX) Class R6 (NWWUX) / Institutional Service Class (NWWVX)
Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)
Class A (NWEAX) / Class R (NWEBX) Class R6 (NWEIX) / Institutional Service Class (NWESX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination Retirement Fund
59	How the Funds Invest
Nationwide Target Destination Funds
61	Risks of Investing in the Funds
68	Fund Management
70	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
82	Distributions and Taxes
85	Additional Information
86	Financial Highlights
97	Appendix A
Intermediary Sales Charge Discounts and Waivers
102	Appendix B
Additional Information about Underlying Funds
1

Fund Summary: Nationwide Destination 2020 Fund
Objective
The Nationwide Destination 2020 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.71% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2020. Therefore, the Fund currently seeks both capital growth and income, and invests in equity securities, such as common stocks of U.S. and international companies, but also invests in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income. As of the date of this Prospectus, the Fund allocates approximately 29% of its net assets in U.S. stocks (including smaller company stocks), approximately 12% in international
2

Fund Summary: Nationwide Destination 2020 Fund (cont.)
stocks, and approximately 59% in fixed-income securities. As the year 2020 has approached, the Fund’s allocations to different asset classes became progressively more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for investors who are willing to accept some amount of market volatility in exchange for greater potential returns, but who have a lower tolerance for risk than more aggressive investors. The Fund also assumes that its investors will retire in or close to 2020 at the age of 65, and that such investors seek both capital growth and investment income.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active

3

Fund Summary: Nationwide Destination 2020 Fund (cont.)
trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

4

Fund Summary: Nationwide Destination 2020 Fund (cont.)
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2020 Index to the S&P Target Date To 2020 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

5

Fund Summary: Nationwide Destination 2020 Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	9.10%	–	3rd qtr. of 2010
Lowest Quarter:	-10.51%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	9.87%	4.20%	5.98%
Class A Shares – After Taxes on Distributions	7.65%	2.28%	4.50%
Class A Shares – After Taxes on Distributions and Sales of Shares	6.52%	2.88%	4.52%
Class R Shares – Before Taxes	16.18%	5.15%	6.31%
Class R6 Shares – Before Taxes	17.02%	5.95%	7.11%
Institutional Service Class Shares – Before Taxes	16.82%	5.69%	6.85%
S&P Target Date To 2020 Index (The Index does not pay sales charges, fees, expenses or taxes.)	14.17%	5.49%	6.65%
Morningstar® Lifetime Allocation Moderate 2020 Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.75%	6.10%	7.70%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may

6

Fund Summary: Nationwide Destination 2020 Fund (cont.)
create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
7

Fund Summary: Nationwide Destination 2025 Fund
Objective
The Nationwide Destination 2025 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.90% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2025. Therefore, the Fund currently seeks long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, but also invests a portion of its assets in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income. As of the date of this Prospectus, the Fund allocates approximately 36% of its net assets in U.S. stocks (including smaller company stocks),
8

Fund Summary: Nationwide Destination 2025 Fund (cont.)
approximately 19% in international stocks, and approximately 45% in fixed-income securities. As the year 2025 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for investors who are comfortable with assuming the risks associated with investing considerably in stocks, are willing to accept moderate short-term losses in exchange for potential longer-term returns, but who have a lower tolerance for risk than more aggressive investors. The Fund also assumes that its investors will retire in or close to 2025 at the age of 65, and that such investors seek capital growth over the long term, but also some investment income.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to

9

Fund Summary: Nationwide Destination 2025 Fund (cont.)
the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or

10

Fund Summary: Nationwide Destination 2025 Fund (cont.)
Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2025 Index to the S&P Target Date To 2025 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at

11

Fund Summary: Nationwide Destination 2025 Fund (cont.)
no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	10.16%	–	3rd qtr. of 2010
Lowest Quarter:	-12.29%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	11.61%	4.75%	6.75%
Class A Shares – After Taxes on Distributions	9.09%	2.78%	5.23%
Class A Shares – After Taxes on Distributions and Sales of Shares	7.76%	3.33%	5.18%
Class R Shares – Before Taxes	18.14%	5.71%	7.09%
Class R6 Shares – Before Taxes	18.95%	6.50%	7.89%
Institutional Service Class Shares – Before Taxes	18.65%	6.23%	7.62%
S&P Target Date To 2025 Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.54%	6.15%	7.31%
Morningstar® Lifetime Allocation Moderate 2025 Index (The Index does not pay sales charges, fees, expenses or taxes.)	19.38%	6.66%	8.37%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

12

Fund Summary: Nationwide Destination 2025 Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
13

Fund Summary: Nationwide Destination 2030 Fund
Objective
The Nationwide Destination 2030 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.92%	1.17%	0.42%	0.67%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$851	$1,055	$1,641
Class R Shares	119	372	644	1,420
Class R6 Shares	43	135	235	530
Institutional Service Class Shares	68	214	373	835
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.52% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2030. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies. As of the date of this Prospectus, the Fund allocates approximately 44% of its net assets in U.S. stocks (including smaller company stocks), approximately 23% in international stocks, and approximately 33% in bonds (including mortgage-backed and asset-backed
14

Fund Summary: Nationwide Destination 2030 Fund (cont.)
securities). As the year 2030 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and stocks of smaller companies. The Fund also assumes that its investors will retire in or close to 2030 at the age of 65, and that such investors seek capital growth over the long term and can tolerate possible short-term losses, but also seek to reduce risk by investing a smaller portion in fixed income securities.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to

15

Fund Summary: Nationwide Destination 2030 Fund (cont.)
the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or

16

Fund Summary: Nationwide Destination 2030 Fund (cont.)
Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2030 Index to the S&P Target Date To 2030 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at

17

Fund Summary: Nationwide Destination 2030 Fund (cont.)
no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	11.27%	–	3rd qtr. of 2010
Lowest Quarter:	-13.99%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	13.83%	5.29%	7.40%
Class A Shares – After Taxes on Distributions	10.99%	3.15%	5.70%
Class A Shares – After Taxes on Distributions and Sales of Shares	9.25%	3.74%	5.70%
Class R Shares – Before Taxes	20.38%	6.28%	7.77%
Class R6 Shares – Before Taxes	21.38%	7.08%	8.59%
Institutional Service Class Shares – Before Taxes	21.09%	6.83%	8.31%
S&P Target Date To 2030 Index (The Index does not pay sales charges, fees, expenses or taxes.)	18.59%	6.73%	7.91%
Morningstar® Lifetime Allocation Moderate 2030 Index (The Index does not pay sales charges, fees, expenses or taxes.)	21.26%	7.28%	9.01%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

18

Fund Summary: Nationwide Destination 2030 Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
19

Fund Summary: Nationwide Destination 2035 Fund
Objective
The Nationwide Destination 2035 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.73% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2035. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 51% of its net assets in U.S. stocks (including smaller company stocks), approximately 27% in international stocks, and approximately 22% in bonds (including mortgage-backed
20

Fund Summary: Nationwide Destination 2035 Fund (cont.)
and asset-backed securities). As the year 2035 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and smaller companies. The Fund also assumes that its investors will retire in or close to 2035 at the age of 65, and that such investors want to emphasize capital growth over the long term and can tolerate possible short-term losses, but also seek to reduce risk by investing a smaller portion in fixed income securities.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to

21

Fund Summary: Nationwide Destination 2035 Fund (cont.)
the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or

22

Fund Summary: Nationwide Destination 2035 Fund (cont.)
Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2035 Index to the S&P Target Date To 2035 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at

23

Fund Summary: Nationwide Destination 2035 Fund (cont.)
no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	11.99%	–	3rd qtr. of 2010
Lowest Quarter:	-14.90%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	15.45%	5.70%	7.94%
Class A Shares – After Taxes on Distributions	12.30%	3.53%	6.35%
Class A Shares – After Taxes on Distributions and Sales of Shares	10.39%	4.06%	6.18%
Class R Shares – Before Taxes	22.10%	6.67%	8.30%
Class R6 Shares – Before Taxes	23.05%	7.47%	9.11%
Institutional Service Class Shares – Before Taxes	22.79%	7.19%	8.84%
S&P Target Date To 2035 Index (The Index does not pay sales charges, fees, expenses or taxes.)	20.60%	7.18%	8.42%
Morningstar® Lifetime Allocation Moderate 2035 Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.06%	7.82%	9.47%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

24

Fund Summary: Nationwide Destination 2035 Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
25

Fund Summary: Nationwide Destination 2040 Fund
Objective
The Nationwide Destination 2040 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.69% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2040. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 57% of its net assets in U.S. stocks (including smaller company stocks), approximately 28% in international stocks, and approximately 15% in bonds (including mortgage-backed
26

Fund Summary: Nationwide Destination 2040 Fund (cont.)
and asset-backed securities). As the year 2040 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for relatively aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and stocks of small-cap companies. The Fund also assumes that its investors will retire in or close to 2040 at the age of 65, and that such investors want to maximize their long-term returns and have a tolerance for possible short-term losses.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to

27

Fund Summary: Nationwide Destination 2040 Fund (cont.)
the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or

28

Fund Summary: Nationwide Destination 2040 Fund (cont.)
Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2040 Index to the S&P Target Date To 2040 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at

29

Fund Summary: Nationwide Destination 2040 Fund (cont.)
no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	12.62%	–	3rd qtr. of 2010
Lowest Quarter:	-15.80%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	16.82%	6.08%	8.26%
Class A Shares – After Taxes on Distributions	13.43%	3.83%	6.61%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.27%	4.35%	6.43%
Class R Shares – Before Taxes	23.62%	7.06%	8.61%
Class R6 Shares – Before Taxes	24.54%	7.86%	9.43%
Institutional Service Class Shares – Before Taxes	24.21%	7.60%	9.15%
S&P Target Date To 2040 Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.11%	7.67%	8.90%
Morningstar® Lifetime Allocation Moderate 2040 Index (The Index does not pay sales charges, fees, expenses or taxes.)	24.37%	8.15%	9.69%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

30

Fund Summary: Nationwide Destination 2040 Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
31

Fund Summary: Nationwide Destination 2045 Fund
Objective
The Nationwide Destination 2045 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.22% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2045. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 60% of its net assets in U.S. stocks (including smaller company
32

Fund Summary: Nationwide Destination 2045 Fund (cont.)
stocks), approximately 29% in international stocks, and approximately 11% in bonds (including mortgage-backed and asset-backed securities). As the year 2045 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and stocks of smaller companies. The Fund also assumes that its investors will retire in or close to 2045 at the age of 65, and that such investors want to maximize their long-term returns and have a high tolerance for possible short-term losses.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to

33

Fund Summary: Nationwide Destination 2045 Fund (cont.)
the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or

34

Fund Summary: Nationwide Destination 2045 Fund (cont.)
Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2045 Index to the S&P Target Date To 2045 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at

35

Fund Summary: Nationwide Destination 2045 Fund (cont.)
no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	12.80%	–	3rd qtr. of 2010
Lowest Quarter:	-15.93%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	17.57%	6.39%	8.50%
Class A Shares – After Taxes on Distributions	14.30%	4.25%	6.94%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.73%	4.63%	6.66%
Class R Shares – Before Taxes	24.38%	7.35%	8.86%
Class R6 Shares – Before Taxes	25.40%	8.18%	9.68%
Institutional Service Class Shares – Before Taxes	25.07%	7.91%	9.41%
S&P Target Date To 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.09%	7.96%	9.26%
Morningstar® Lifetime Allocation Moderate 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.)	24.99%	8.26%	9.69%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

36

Fund Summary: Nationwide Destination 2045 Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
37

Fund Summary: Nationwide Destination 2050 Fund
Objective
The Nationwide Destination 2050 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.90%	1.15%	0.40%	0.65%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$845	$1,045	$1,619
Class R Shares	117	365	633	1,398
Class R6 Shares	41	128	224	505
Institutional Service Class Shares	66	208	362	810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.55% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2050. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 61% of its net assets in U.S. stocks (including smaller company stocks), approximately 29% in international stocks, and approximately 10% in bonds. As the year 2050 approaches, the Fund’s
38

Fund Summary: Nationwide Destination 2050 Fund (cont.)
allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and smaller companies. The Fund also assumes that its investors will retire in or close to 2050 at the age of 65, and that such investors want to maximize their long-term returns and have a high tolerance for possible short-term losses.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active

39

Fund Summary: Nationwide Destination 2050 Fund (cont.)
trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the

40

Fund Summary: Nationwide Destination 2050 Fund (cont.)
underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2050 Index to the S&P Target Date To 2050 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	13.03%	–	3rd qtr. of 2010
Lowest Quarter:	-16.09%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

41

Fund Summary: Nationwide Destination 2050 Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	17.79%	6.48%	8.51%
Class A Shares – After Taxes on Distributions	14.43%	4.44%	6.67%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.91%	4.71%	6.60%
Class R Shares – Before Taxes	24.68%	7.48%	8.87%
Class R6 Shares – Before Taxes	25.71%	8.26%	9.68%
Institutional Service Class Shares – Before Taxes	25.35%	8.02%	9.42%
S&P Target Date To 2050 Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.45%	8.13%	9.47%
Morningstar® Lifetime Allocation Moderate 2050 Index (The Index does not pay sales charges, fees, expenses or taxes.)	25.11%	8.24%	9.61%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Fund Summary: Nationwide Destination 2055 Fund
Objective
The Nationwide Destination 2055 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.90%	1.15%	0.40%	0.65%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$845	$1,045	$1,619
Class R Shares	117	365	633	1,398
Class R6 Shares	41	128	224	505
Institutional Service Class Shares	66	208	362	810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.13% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2055. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 62% of its net assets in U.S. stocks (including smaller company stocks), approximately 30% in international stocks, and approximately 8% to bonds. As the year 2055 approaches, the Fund’s
43

Fund Summary: Nationwide Destination 2055 Fund (cont.)
allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and smaller companies. The Fund also assumes that its investors will retire in or close to 2055 at the age of 65, and that such investors want to maximize their long-term returns and have a high tolerance for possible short-term losses.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

44

Fund Summary: Nationwide Destination 2055 Fund (cont.)
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an
Underlying Fund may be required to invest the proceeds in securities with lower yields.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price

45

Fund Summary: Nationwide Destination 2055 Fund (cont.)
than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the
Morningstar Lifetime Allocation Moderate 2055 Index to the S&P Target Date To 2055 Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	12.06%	–	1st qtr. of 2019
Lowest Quarter:	-16.18%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

46

Fund Summary: Nationwide Destination 2055 Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	Since Inception (December 27, 2010)
Class A Shares – Before Taxes	18.06%	6.56%	7.84%
Class A Shares – After Taxes on Distributions	14.73%	4.70%	6.47%
Class A Shares – After Taxes on Distributions and Sales of Shares	12.01%	4.80%	6.06%
Class R Shares – Before Taxes	25.04%	7.56%	8.27%
Class R6 Shares – Before Taxes	26.00%	8.37%	9.07%
Institutional Service Class Shares – Before Taxes	25.62%	8.08%	8.83%
S&P Target Date To 2055 Index (The Index does not pay sales charges, fees, expenses or taxes.)	23.62%	8.26%	9.68%
Morningstar® Lifetime Allocation Moderate 2055 Index (The Index does not pay sales charges, fees, expenses or taxes.)	25.07%	8.19%	9.51%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

47

Fund Summary: Nationwide Destination 2060 Fund
Objective
The Nationwide Destination 2060 Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.90%	1.15%	0.40%	0.65%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$662	$845	$1,045	$1,619
Class R Shares	117	365	633	1,398
Class R6 Shares	41	128	224	505
Institutional Service Class Shares	66	208	362	810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.38% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2060. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of the date of this Prospectus, the Fund allocates approximately 63% of its net assets in U.S. stocks (including smaller company stocks), approximately 30% in international stocks, and approximately 7% in bonds. As the year 2060 approaches, the Fund’s
48

Fund Summary: Nationwide Destination 2060 Fund (cont.)
allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and smaller companies. The Fund also assumes that its investors will retire in or close to 2060 at the age of 65, and that such investors want to maximize their long-term returns and have a high tolerance for possible short-term losses.
Once the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

49

Fund Summary: Nationwide Destination 2060 Fund (cont.)
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an
Underlying Fund may be required to invest the proceeds in securities with lower yields.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price

50

Fund Summary: Nationwide Destination 2060 Fund (cont.)
than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the
Morningstar Lifetime Allocation Moderate 2060 Index to the S&P Target Date To 2060+ Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	12.14%	–	1st qtr. of 2019
Lowest Quarter:	-13.19%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

51

Fund Summary: Nationwide Destination 2060 Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	Since Inception (November 28, 2014)
Class A Shares – Before Taxes	18.24%	6.62%	6.34%
Class A Shares – After Taxes on Distributions	15.65%	5.19%	4.82%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.64%	4.90%	4.61%
Class R Shares – Before Taxes	25.16%	7.66%	7.33%
Class R6 Shares – Before Taxes	26.17%	8.39%	8.06%
Institutional Service Class Shares – Before Taxes	25.76%	8.16%	7.84%
S&P Target Date To 2060+ Index (The Index does not pay sales charges, fees, expenses or taxes.)	24.05%	8.47%	7.87%
Morningstar® Lifetime Allocation Moderate 2060 Index (The Index does not pay sales charges, fees, expenses or taxes.)	24.98%	8.13%	7.54%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52

Fund Summary: Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)
Objective
The Nationwide Destination Retirement Fund seeks capital appreciation and income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 70 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 77 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.41%	0.66%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$848	$1,050	$1,630
Class R Shares	118	368	638	1,409
Class R6 Shares	42	132	230	518
Institutional Service Class Shares	67	211	368	822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.58% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors who have already retired. Currently the Fund primarily seeks income, and therefore invests in bonds of U.S. and international issuers (including mortgage-backed and asset-backed securities) in order to generate investment income, and secondarily seeks capital growth, investing a smaller portion in equity securities, such as common stocks of U.S. and international companies. As of the
53

Fund Summary: Nationwide Destination Retirement Fund (cont.)
date of this Prospectus, the Fund allocates approximately 65% of its net assets in fixed-income securities, approximately 26% in U.S. stocks (including smaller company stocks), and approximately 9% in international stocks.
The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. The Fund may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Fund also invests in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified.
The Fund assumes that its investors have already retired at the age of 65, and that such investors seek both investment income and capital preservation, combined with a smaller emphasis on capital growth.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the
Fund’s investment allocation to it; (4) the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money. Notwithstanding the foregoing, the Adviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Exchange-traded funds risk– when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Management risk– the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the Underlying Funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk– the risk that one or more markets in which an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

54

Fund Summary: Nationwide Destination Retirement Fund (cont.)
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Fixed-income securities risk– investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above

55

Fund Summary: Nationwide Destination Retirement Fund (cont.)
the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Swaps – using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Underlying Fund may lose money.
Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Retirement goal risk– the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of December 20, 2019, the Fund changed its broad-based securities index from the Morningstar Lifetime Allocation Moderate 2015 Index to the S&P Target Date Retirement Income Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

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Fund Summary: Nationwide Destination Retirement Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	8.36%	–	3rd qtr. of 2010
Lowest Quarter:	-9.42%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	8.14%	3.70%	5.24%
Class A Shares – After Taxes on Distributions	5.93%	1.80%	3.68%
Class A Shares – After Taxes on Distributions and Sales of Shares	5.48%	2.46%	3.89%
Class R Shares – Before Taxes	14.40%	4.64%	5.58%
Class R6 Shares – Before Taxes	15.31%	5.44%	6.39%
Institutional Service Class Shares – Before Taxes	15.06%	5.18%	6.12%
S&P Target Date Retirement Income Index (The Index does not pay sales charges, fees, expenses or taxes.)	13.34%	4.68%	5.50%
Morningstar® Lifetime Allocation Moderate 2015 Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.30%	5.63%	7.11%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher C. Graham	Chief Investment Officer	Since 2016
Keith P. Robinette, CFA	Senior Director of Asset Strategies	Since 2017
Andrew Urban, CFA	Senior Director of Asset Strategies	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may

57

Fund Summary: Nationwide Destination Retirement Fund (cont.)
create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
58

How the Funds Invest: Nationwide Target Destination Funds
Investment Objective
Each Fund seeks capital appreciation and income consistent with its current asset allocation. A Fund’s investment objective is non-fundamental and can be changed by the Nationwide Mutual Funds’ (the “Trust’s”) Board of Trustees (“Board of Trustees” or “Board”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Each Fund seeks to achieve its objective by investing in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the target date designated in the Fund’s name (or, in the case of the Nationwide Destination Retirement Fund, have already retired). Depending on its proximity to its target date, each Fund employs a different combination of investments among different asset classes in order to emphasize, as appropriate, growth, income and/or preservation of capital. As the target date designated in a Fund’s name approaches, the Fund’s allocations to different asset classes will become more conservative, with greater emphasis on investments that provide for income and preservation of capital (such as fixed income securities), and less on those offering the potential for growth (such as equity securities).
Choosing a Fund with an earlier target retirement date represents a more conservative approach, with typically greater investment in bonds and short-term investments. Choosing a Fund with a later target retirement date represents a more aggressive approach, with typically greater investment in stocks. The following chart shows, as of the date of this Prospectus, how the investment glidepath for each Fund is expected to gradually change such Fund’s targeted allocations over time between equity and fixed income securities. The actual asset allocations of any particular Fund may differ from those shown in this chart.
Once a Fund reaches the year of its target date, the Adviser expects to recommend that the Trust’s Board of Trustees approve combining such Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.
The asset classes in which the Funds may invest include, but are not limited to, U.S. stocks, international and emerging market stocks, bonds (U.S., international and emerging markets) and short-term investments.
Each Fund is a “fund-of-funds” that invests primarily in underlying mutual funds of the Trust, but which also may invest in affiliated or unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”) that collectively represent several asset classes. Certain Funds may also invest in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Many of the Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. The Funds also invest in certain Underlying Funds that are not index funds. Some Underlying Funds may use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain
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How the Funds Invest: Nationwide Target Destination Funds (cont.)
securities or groups of securities, or otherwise to increase returns. Further, the Funds may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. You could purchase shares of many of the Underlying Funds directly. However, the Funds offer the added benefits of a professional asset allocation program at risk levels considered appropriate to each Fund’s target date and diversification.
In managing each Fund, the Adviser establishes an anticipated allocation among different asset classes based on the year identified in the Fund’s name. Within each anticipated asset class allocation, the Adviser selects the Underlying Funds and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. Each Fund’s portfolio managers review the allocations among the asset classes and Underlying Funds on a routine basis. The Adviser will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Fund and in order to help achieve each Fund’s investment objective. The Adviser may modify the asset allocation strategy for any Fund and modify the selection of Underlying Funds for any Fund from time to time. The Funds generally assume an investor’s target retirement age of 65; this age is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. Investors also should be aware that the Funds are not a complete financial solution to one’s retirement needs—you should consider many factors when selecting a target retirement date, such as when to retire, what your financial needs will be, and what other sources of income you may have.
The table below shows the approximate allocations for each Fund, stated as a percentage of the Fund’s net assets as of the effective date of this Prospectus. However, due to market fluctuations and other factors, actual allocations may vary over time. In addition, these asset class allocations themselves will change over time in order to meet each Fund’s objective or as economic and/or other market conditions warrant. The Adviser reserves the right to add or delete asset classes or to change the allocations at any time and without notice. The Appendix B to this Prospectus contains information about the affiliated Underlying Funds and the Nationwide Contract in which the Funds may invest as of the effective date of this Prospectus. The Funds may also invest in other mutual funds and exchange-traded funds not identified in Appendix B to this Prospectus, including unaffiliated mutual funds and exchange-traded funds that are chosen either to complement or replace the Underlying Funds or the Nationwide Contract.
Information concerning each Fund’s actual allocations to Underlying Funds will be available in each Fund’s Semiannual and Annual Report and on the Trust’s internet site (nationwide.com/mutualfunds) from time to time.
Asset Classes	Allocations
	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Destination Retirement Fund
U.S. Stocks[1]	63%	62%	61%	60%	57%	51%	44%	36%	29%	26%
International Stocks	30%	30%	29%	29%	28%	27%	23%	19%	12%	9%
Bonds	7%	8%	10%	11%	14%	20%	31%	43%	56%	61%
Other Asset Classes[2]	0%	0%	0%	0%	1%	2%	2%	2%	3%	4%
[1]	“U.S. Stocks” generally includes stocks of large-capitalization, mid-capitalization and small-capitalization companies with market capitalizations, in the aggregate, similar to companies in the Russell 3000® Index. The market capitalization range of the Russell 3000® Index as of December 31, 2019, was $12.7 million to 1.3 trillion.
[2]	“Other Asset Classes” includes high-yield bonds, which are not used as a principal investment strategy.
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Risks of Investing in the Funds
There is no guarantee that a Fund will achieve its investment objective.
Investments in each Fund are subject to risks related to the Fund’s allocation strategy. In general, a Fund with a later target date is expected to be more volatile, and thus riskier, because of its greater allocation to equity securities than a Fund with an earlier target date. A Fund at its target date is expected to be less volatile than a Fund in its “pre-target date” stage.
An investor may have different retirement needs than the allocation model anticipates. Because a Fund’s allocation may not match a particular investor’s retirement goal, an investor may find that he or she does not have the desired level of retirement assets available when the investor has a need to withdraw funds.
As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate. These changes may occur because of the following risks:
Risks Associated with a Fund-of-Funds Structure
Fund-of-funds risk – there are certain risks associated with a structure whereby a Fund invests primarily in other mutual funds. These risks include the following:
•Underlying Fund Expenses: because each Fund owns shares of the Underlying Funds, shareholders of a Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Funds invest. The Underlying Funds do not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
•Performance: each Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.
• Asset Allocation: each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of a Fund’s investment allocation to it.
•Strategy: there is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the Adviser may add or delete Underlying Funds, or alter a Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
• Conflict of Interest: the Adviser has the authority to select and replace Underlying Funds. In doing so, the Adviser is subject to a conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds. The Adviser receives advisory fees from affiliated Underlying Funds and, therefore, has an incentive to invest the Funds' assets in affiliated Underlying Funds instead of unaffiliated Underlying Funds. In addition, the Adviser might have an interest in making an investment in an affiliated Underlying Fund, or in maintaining an existing investment in an affiliated Underlying Fund, in order to benefit that affiliated Underlying Fund (for example, by assisting the affiliated Underlying Fund in achieving or maintaining scale). The Nationwide Contract also earns money for Nationwide Life Insurance Company (“Nationwide Life”), the Adviser’s affiliate. Notwithstanding the foregoing, the Adviser has a fiduciary duty to each of the Funds and must act in the best interest of the Funds.
Exchange-traded funds risk – when a Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to a Fund’s direct fees and expenses. In addition, a Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). A Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Limited portfolio holdings risk – because a Fund may hold large positions in the Underlying Funds (or the Nationwide Contract), an increase or decrease in the value of the shares or interests issued by these vehicles may have a greater impact on a Fund’s value and total return.
The Nationwide Contract is a fixed interest contract issued by Nationwide Life. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in the contract, which is currently adjusted on a quarterly basis. If Nationwide Life becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.
Management risk – each Fund is subject to the risk that the methods and analyses employed by a Fund’s investment adviser, or by an Underlying Fund’s investment adviser or

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Risks of Investing in the Funds (cont.)
subadvisers, may not produce the desired results. This could cause a Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.
Market risk – the risk that one or more markets in which a Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.
Risks Associated with U.S. and International Stocks
Equity securities risk – the possibility that a Fund or Underlying Fund could lose value if the individual equity securities in which the Fund or Underlying Fund has invested and/or the overall stock markets in which the stocks trade decline in price. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-capitalization stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Smaller company risk – in general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's or Underlying Fund's investment in a smaller company may lose substantial value. Investing in small- and mid-cap companies requires a longer-term investment view and may not be appropriate for all investors.
Risks Associated with Fixed-Income Securities (Bonds and Money Market Instruments)
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund or Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and may cause the value of a Fund's or Underlying Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund's or Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Credit risk – the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund or Underlying Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Underlying Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities.

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Risks of Investing in the Funds (cont.)
In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund or Underlying Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Fund or Underlying Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Underlying Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund or Underlying Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of a Fund is not guaranteed.
Mortgage- and asset-backed securities risks – these securities are subject to prepayment and call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid or due to foreclosures on the underlying mortgage loans. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can increase a security’s price volatility and cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. This is known as “extension risk.” Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a mortgage-backed security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund or an Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces a Fund or Underlying Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces a Fund's or Underlying Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund or Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, a Fund or Underlying Fund may not recover the premium, resulting in a capital loss.
Risks Associated with International Stocks and Bonds
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;

63

Risks of Investing in the Funds (cont.)
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund or Underlying Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund or an Underlying Fund invests a significant portion of its assets in a specific geographic region, a Fund or an Underlying Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's or an Underlying Fund's assets are invested, the Fund or Underlying Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's or Underlying Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund or Underlying Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's or Underlying Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund or Underlying Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund or Underlying Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund or Underlying Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Additional Principal Risks that May Affect the Funds
Index fund risk – Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.
Derivatives risk – a derivative is a contract or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying index, commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing the Fund’s or Underlying Fund’s losses and reducing a Fund’s or Underlying Fund’s opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
• their use may reduce liquidity and make a Fund or Underlying Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

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Risks of Investing in the Funds (cont.)
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund’s or Underlying Fund’s losses and reducing a Fund’s or Underlying Fund’s opportunities for gains. While futures may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund or Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash of an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When an Underlying Fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if an Underlying Fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If an Underlying Fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Underlying Fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When an Underlying Fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by an Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
Purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. To the extent that a Fund invests in over-the-counter options, the Underlying Fund may be exposed to credit risk with regard to parties with whom it trades and also may bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing-organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirement applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing an Underlying Fund’s opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, an Underlying Fund could sustain significant losses.
Equity swaps – an equity swap enables an investor to buy or sell investment exposure linked to the total return (including dividends) of an underlying stock, group of stocks or stock index. Until equity swaps are designated for mandatory central clearing, the terms of an equity swap generally are privately negotiated by an Underlying Fund and the swap counterparty. An equity swap may be embedded within a structured note or other derivative instrument. Equity swaps are subject to stock market risk of the underlying stock, group of stocks or stock index in addition to counterparty credit risk. An equity swap could result in losses if the underlying stock, group of stocks, or stock index does not perform as anticipated.
Interest rate swaps – interest rate swaps allow parties to exchange their rights to receive payments on a security or other reference rate. The use of interest rate swaps involves the risk that an Underlying Fund’s subadviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Underlying Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Underlying Fund

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Risks of Investing in the Funds (cont.)
may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.
Total return swaps – total return swaps allow the party receiving the total return to gain exposure and benefit from an underlying reference asset without actually having to own it. Total return swaps are leveraged and a Fund or Underlying Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations a Fund or Underlying Fund could sustain significant losses. Total return swaps also are subject to the risk that a Fund or Underlying Fund will not properly assess the cost of the underlying asset. If a Fund or Underlying Fund is the buyer of a total return swap, a Fund or Underlying Fund could lose money if the total return of the underlying asset is less than a Fund’s or Underlying Fund’s obligation to pay a fixed or floating rate of interest. If a Fund or Underlying Fund is the seller of a total return swap, a Fund or Underlying Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.
Leverage – leverage may be created when an investment exposes a Fund or Underlying Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund or Underlying Fund and make a Fund’s or Underlying Fund’s share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of a Fund’s or Underlying Fund’s investments. Further, the use of leverage may require a Fund or Underlying Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair a Fund’s or Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund or Underlying Fund sell a portfolio security at a disadvantageous time.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA with respect to the Funds and, therefore, is not subject to the regulation as a commodity pool operator under the CEA in its management of the Funds.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
Liquidity risk – the risk that a Fund or Underlying Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that a Fund or Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or Underlying Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund's or Underlying Fund's value or prevent a Fund or Underlying Fund from being able to take advantage of other investment opportunities. Swaps and certain other types of privately negotiated derivative instruments in particular may present liquidity risks. Liquidity risk may also refer to the risk that a Fund or Underlying Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or Underlying Fund may be forced to sell liquid securities at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Retirement goal risk - the assumption that an investor will retire at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

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Risks of Investing in the Funds (cont.)
A Fund may invest in or use other types of investments or strategies not shown here that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds' Statement of Additional Information (“SAI”).
Please see the Appendix B to this Prospectus for additional information about the affiliated Underlying Funds in which the Funds invest.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.
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Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
The Adviser determines the asset allocation for each Fund, selects the appropriate mix of Underlying Funds, places trades in exchange-traded funds (if any) and/or the Nationwide Contract, and monitors the performance and positioning of the Underlying Funds.
NFA has engaged Nationwide Asset Management, LLC (“NWAM”) to provide asset allocation consulting services to NFA in connection with the development and periodic review of each Fund’s allocation among asset classes. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA. NWAM also serves as the subadviser to certain Nationwide Funds. NFA and NWAM therefore could be subject to a conflict of interest, because one or more Underlying Funds selected for investment by the Funds may be subadvised by NWAM, which earns fees for subadvising such Underlying Funds. The Nationwide Inflation-Protected Securities Fund, one of the Underlying Funds in which the Funds invest, is subadvised by NWAM. NFA ultimately has sole responsibility for determining each Fund’s asset class allocation and the selection of the Underlying Funds. As the investment adviser to the Funds, NFA has a fiduciary duty to each Fund and must act in each Fund’s best interests.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays the Adviser a unified management fee of 0.13% of the Fund’s average daily net assets. Under the unified fee structure, the Adviser pays substantially all of the expenses of managing and operating a Fund except Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund’s business.
The unified management fee paid to the Adviser does not include, and is in addition to, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of an affiliated or unaffiliated Underlying Fund.
Portfolio Management
Christopher C. Graham, Keith P. Robinette, CFA, and Andrew Urban, CFA, are the Funds' co-portfolio managers and are jointly responsible for the day-to-day management of the Funds in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds.
Mr. Graham is Chief Investment Officer of NFA. Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company (“Nationwide Mutual”) in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual’s proprietary general account. He joined NFA in 2016.
Mr. Robinette is Senior Director of Asset Strategies of NFA. Mr. Robinette joined Nationwide Mutual in 2012 where he most recently managed a hedge fund portfolio and led manager due diligence reviews. He joined NFA in 2017.
Mr. Urban is a Senior Director of Asset Strategies of NFA. He joined NFA in 2016. Prior to joining NFA, Mr. Urban worked for six years as an investment analyst for the Ohio Public Employees Retirement System, where he was most recently responsible for hedge fund manager selection and due diligence as well as portfolio risk management.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser has no current plans to hire a subadviser with respect to these Funds. Nevertheless, the Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The

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Fund Management (cont.)
exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.
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Investing with Nationwide Funds
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A shares are available to all investors. Class R, Institutional Service Class and Class R6 shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Share Classes Available to All Investors
Class A Shares
Class A shares are subject to a front-end sales charge of 5.75% of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;

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Investing with Nationwide Funds (cont.)
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares,

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Investing with Nationwide Funds (cont.)
shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Waiver of Contingent Deferred Sales Charges—Class A Shares
The CDSC is waived on:
• the redemption of Class A shares purchased through reinvested dividends or distributions;
•Class A shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability and
•mandatory withdrawals of Class A shares from IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts.
If you qualify for a waiver of a CDSC, you must notify the Funds' transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.
Share Classes Available Only to Institutional Accounts
The Funds offer Class R, Institutional Service Class and Class R6 shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;

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Investing with Nationwide Funds (cont.)
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class Shares
Institutional Service Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Institutional Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund.
Institutional Service Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class or Class R6 shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A and Class R shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class and Class R6 shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A and Class R shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class R shares	0.50% (0.25% of which may be a distribution or a service fee)
Administrative Services Fees
Class A, Class R and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A and Class R shares, as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.

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Investing with Nationwide Funds (cont.)
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Destination 2020 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2025 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2030 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2035 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2040 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2045 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2050 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2055 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination 2060 Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Nationwide Destination Retirement Fund Class A, Class R and Institutional Service Class shares: 0.25%, 0.25% and 0.25%, respectively.
Because these fees are paid out of a Fund’s Class A, Class R and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.

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Investing with Nationwide Funds (cont.)
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.
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Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either lnstitutional Service Class or Class R6 shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
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Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds (including affiliated Underlying Funds) are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing. The prospectuses for those underlying mutual funds should explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, an Underlying Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to an Underlying Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which an Underlying Fund may invest may trade on days when a Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.

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Investing with Nationwide Funds (cont.)
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.
Minimum Investments

Class A Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional Investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional Investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional Investments	No Minimum
Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional Investments	No Minimum
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

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Investing with Nationwide Funds (cont.)
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
• you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares (for Nationwide Funds that offer Class C shares).
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares (for Nationwide Funds that offer Class C shares) of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.

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Investing with Nationwide Funds (cont.)
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares (for Nationwide Funds that offer Class C shares) subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares (for Nationwide Funds that offer Class C shares) will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading, as may be the Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in

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Investing with Nationwide Funds (cont.)
excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
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Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.

82

Distributions and Taxes (cont.)
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Rebalancing Target Asset Allocations
As a Fund rebalances its portfolio or adjusts its exposure to different asset classes, the Fund may experience gains and losses on sale of portfolio assets or redemption of shares in an Underlying Fund, which, in turn, may cause a Fund to make additional capital gain distributions to its shareholders. In addition, when a Fund reaches its target date, it is expected that the Fund will be combined with the Nationwide Destination Retirement Fund. Such a combination likely would be effected as an acquisition of the assets of the applicable Fund in exchange for shares of the Nationwide Destination Retirement Fund at net asset value, with the shares of Nationwide Destination Retirement Fund then distributed to shareholders of the applicable Fund.
Based on current tax rules, the Adviser expects such a combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of Funds.
At the time the Board of Trustees evaluates a proposed combination, the Board will consider, among other things, the taxability of the proposed combination under the law as it exists at that time. If the Funds are advised by counsel that the combination would have a material adverse tax result for shareholders for federal income tax purposes (or, if the Board otherwise so determines), it is not expected that the combination would take place.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your

83

Distributions and Taxes (cont.)
distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.
84

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
85

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
86

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2020 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.13	0.17	0.63	0.80	(0.18)	(0.55)	(0.73)	$ 9.20	9.79%	$ 22,489,161	0.63%	1.92%	0.63%	61.71% (g)
Year Ended October 31, 2018	$ 9.94	0.17	(0.20)	(0.03)	(0.18)	(0.60)	(0.78)	$ 9.13	(0.49%)	$ 20,838,164	0.63%	1.77%	0.63%	22.56%
Year Ended October 31, 2017	$ 9.41	0.18	0.99	1.17	(0.19)	(0.45)	(0.64)	$ 9.94	13.00%	$ 22,344,051	0.60%	1.93%	0.60%	34.17%
Year Ended October 31, 2016	$ 9.74	0.12	0.09	0.21	(0.14)	(0.40)	(0.54)	$ 9.41	2.38%	$ 19,592,496	0.60%	1.31%	0.60%	23.70%
Year Ended October 31, 2015	$10.29	0.15	(0.11)	0.04	(0.19)	(0.40)	(0.59)	$ 9.74	0.37%	$ 16,112,317	0.55%	1.56%	0.55%	15.99%
Class R Shares
Year Ended October 31, 2019	$ 9.10	0.15	0.63	0.78	(0.16)	(0.55)	(0.71)	$ 9.17	9.54%	$ 45,829,237	0.88%	1.69%	0.88%	61.71% (g)
Year Ended October 31, 2018	$ 9.91	0.15	(0.20)	(0.05)	(0.16)	(0.60)	(0.76)	$ 9.10	(0.77%)	$ 49,535,267	0.89%	1.53%	0.89%	22.56%
Year Ended October 31, 2017	$ 9.39	0.16	0.97	1.13	(0.16)	(0.45)	(0.61)	$ 9.91	12.58%	$ 62,331,210	0.88%	1.68%	0.88%	34.17%
Year Ended October 31, 2016	$ 9.71	0.10	0.09	0.19	(0.11)	(0.40)	(0.51)	$ 9.39	2.18%	$ 65,655,004	0.89%	1.08%	0.89%	23.70%
Year Ended October 31, 2015	$10.25	0.13	(0.12)	0.01	(0.15)	(0.40)	(0.55)	$ 9.71	0.08%	$ 81,852,928	0.88%	1.33%	0.88%	15.99%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.19	0.22	0.63	0.85	(0.22)	(0.55)	(0.77)	$ 9.27	10.40%	$ 47,282,284	0.13%	2.44%	0.13%	61.71% (g)
Year Ended October 31, 2018	$10.01	0.23	(0.22)	0.01	(0.23)	(0.60)	(0.83)	$ 9.19	(0.10%)	$ 48,611,693	0.14%	2.35%	0.14%	22.56%
Year Ended October 31, 2017	$ 9.47	0.24	0.98	1.22	(0.23)	(0.45)	(0.68)	$10.01	13.55%	$ 70,211,410	0.13%	2.49%	0.13%	34.17%
Year Ended October 31, 2016	$ 9.79	0.17	0.09	0.26	(0.18)	(0.40)	(0.58)	$ 9.47	2.94%	$ 74,470,003	0.13%	1.79%	0.13%	23.70%
Year Ended October 31, 2015	$10.34	0.20	(0.12)	0.08	(0.23)	(0.40)	(0.63)	$ 9.79	0.75%	$ 62,653,169	0.13%	2.01%	0.13%	15.99%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.15	0.19	0.63	0.82	(0.20)	(0.55)	(0.75)	$ 9.22	10.05%	$ 87,996,315	0.38%	2.17%	0.38%	61.71% (g)
Year Ended October 31, 2018	$ 9.96	0.19	(0.19)	–	(0.21)	(0.60)	(0.81)	$ 9.15	(0.25%)	$ 90,000,544	0.39%	2.03%	0.39%	22.56%
Year Ended October 31, 2017	$ 9.43	0.21	0.98	1.19	(0.21)	(0.45)	(0.66)	$ 9.96	13.21%	$ 98,370,448	0.38%	2.15%	0.38%	34.17%
Year Ended October 31, 2016	$ 9.75	0.14	0.10	0.24	(0.16)	(0.40)	(0.56)	$ 9.43	2.69%	$ 99,888,936	0.38%	1.55%	0.38%	23.70%
Year Ended October 31, 2015	$10.30	0.18	(0.13)	0.05	(0.20)	(0.40)	(0.60)	$ 9.75	0.50%	$102,156,974	0.38%	1.80%	0.38%	15.99%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
87

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2025 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.46	0.17	0.68	0.85	(0.18)	(0.61)	(0.79)	$ 9.52	10.20%	$ 35,709,459	0.63%	1.88%	0.63%	60.90% (g)
Year Ended October 31, 2018	$10.34	0.17	(0.21)	(0.04)	(0.19)	(0.65)	(0.84)	$ 9.46	(0.68%)	$ 34,050,098	0.63%	1.71%	0.63%	25.06%
Year Ended October 31, 2017	$ 9.67	0.19	1.19	1.38	(0.19)	(0.52)	(0.71)	$10.34	15.12%	$ 39,049,858	0.61%	1.89%	0.61%	41.00%
Year Ended October 31, 2016	$ 9.94	0.11	0.10	0.21	(0.12)	(0.36)	(0.48)	$ 9.67	2.44%	$ 31,546,828	0.61%	1.11%	0.61%	19.19%
Year Ended October 31, 2015	$10.54	0.15	(0.14)	0.01	(0.19)	(0.42)	(0.61)	$ 9.94	0.16%	$ 23,187,219	0.54%	1.50%	0.54%	11.50%
Class R Shares
Year Ended October 31, 2019	$ 9.43	0.15	0.68	0.83	(0.16)	(0.61)	(0.77)	$ 9.49	9.94%	$ 61,565,642	0.88%	1.63%	0.88%	60.90% (g)
Year Ended October 31, 2018	$10.31	0.15	(0.22)	(0.07)	(0.16)	(0.65)	(0.81)	$ 9.43	(0.93%)	$ 63,568,491	0.89%	1.49%	0.89%	25.06%
Year Ended October 31, 2017	$ 9.64	0.16	1.20	1.36	(0.17)	(0.52)	(0.69)	$10.31	14.84%	$ 78,423,274	0.88%	1.66%	0.88%	41.00%
Year Ended October 31, 2016	$ 9.91	0.08	0.10	0.18	(0.09)	(0.36)	(0.45)	$ 9.64	2.13%	$ 81,876,794	0.88%	0.89%	0.88%	19.19%
Year Ended October 31, 2015	$10.50	0.13	(0.15)	(0.02)	(0.15)	(0.42)	(0.57)	$ 9.91	(0.14%)	$ 94,100,551	0.88%	1.27%	0.88%	11.50%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.53	0.22	0.69	0.91	(0.23)	(0.61)	(0.84)	$ 9.60	10.79%	$ 69,059,144	0.13%	2.38%	0.13%	60.90% (g)
Year Ended October 31, 2018	$10.41	0.23	(0.22)	0.01	(0.24)	(0.65)	(0.89)	$ 9.53	(0.17%)	$ 71,500,254	0.14%	2.28%	0.14%	25.06%
Year Ended October 31, 2017	$ 9.73	0.25	1.19	1.44	(0.24)	(0.52)	(0.76)	$10.41	15.67%	$ 85,913,862	0.13%	2.48%	0.13%	41.00%
Year Ended October 31, 2016	$10.00	0.15	0.11	0.26	(0.17)	(0.36)	(0.53)	$ 9.73	2.89%	$ 83,247,797	0.13%	1.61%	0.13%	19.19%
Year Ended October 31, 2015	$10.59	0.20	(0.14)	0.06	(0.23)	(0.42)	(0.65)	$10.00	0.63%	$ 67,863,127	0.13%	1.94%	0.13%	11.50%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.47	0.19	0.69	0.88	(0.20)	(0.61)	(0.81)	$ 9.54	10.57%	$132,985,543	0.38%	2.11%	0.38%	60.90% (g)
Year Ended October 31, 2018	$10.36	0.20	(0.23)	(0.03)	(0.21)	(0.65)	(0.86)	$ 9.47	(0.52%)	$115,138,953	0.39%	1.97%	0.39%	25.06%
Year Ended October 31, 2017	$ 9.68	0.21	1.21	1.42	(0.22)	(0.52)	(0.74)	$10.36	15.46%	$112,765,384	0.38%	2.13%	0.38%	41.00%
Year Ended October 31, 2016	$ 9.95	0.13	0.10	0.23	(0.14)	(0.36)	(0.50)	$ 9.68	2.64%	$101,891,319	0.38%	1.37%	0.38%	19.19%
Year Ended October 31, 2015	$10.55	0.17	(0.14)	0.03	(0.21)	(0.42)	(0.63)	$ 9.95	0.28%	$101,137,631	0.38%	1.72%	0.38%	11.50%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
88

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2030 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.17	0.16	0.69	0.85	(0.17)	(0.73)	(0.90)	$ 9.12	10.82%	$ 46,686,724	0.62%	1.83%	0.62%	58.52% (g)
Year Ended October 31, 2018	$10.06	0.16	(0.21)	(0.05)	(0.18)	(0.66)	(0.84)	$ 9.17	(0.74%)	$ 39,937,863	0.63%	1.65%	0.63%	22.92%
Year Ended October 31, 2017	$ 9.31	0.18	1.32	1.50	(0.18)	(0.57)	(0.75)	$10.06	17.02%	$ 41,549,136	0.62%	1.84%	0.62%	42.26%
Year Ended October 31, 2016	$ 9.61	0.10	0.09	0.19	(0.11)	(0.38)	(0.49)	$ 9.31	2.33%	$ 30,305,410	0.62%	1.04%	0.62%	17.46%
Year Ended October 31, 2015	$10.49	0.14	(0.12)	0.02	(0.18)	(0.72)	(0.90)	$ 9.61	0.14%	$ 23,920,959	0.60%	1.46%	0.60%	10.87%
Class R Shares
Year Ended October 31, 2019	$ 9.11	0.14	0.69	0.83	(0.15)	(0.73)	(0.88)	$ 9.06	10.57%	$ 65,304,376	0.88%	1.59%	0.88%	58.52% (g)
Year Ended October 31, 2018	$10.01	0.14	(0.22)	(0.08)	(0.16)	(0.66)	(0.82)	$ 9.11	(1.12%)	$ 68,302,895	0.89%	1.45%	0.89%	22.92%
Year Ended October 31, 2017	$ 9.26	0.16	1.32	1.48	(0.16)	(0.57)	(0.73)	$10.01	16.81%	$ 83,044,007	0.88%	1.63%	0.88%	42.26%
Year Ended October 31, 2016	$ 9.56	0.08	0.09	0.17	(0.09)	(0.38)	(0.47)	$ 9.26	2.05%	$ 83,871,705	0.89%	0.85%	0.89%	17.46%
Year Ended October 31, 2015	$10.44	0.12	(0.12)	–	(0.16)	(0.72)	(0.88)	$ 9.56	(0.11%)	$101,958,591	0.88%	1.25%	0.88%	10.87%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.23	0.21	0.70	0.91	(0.22)	(0.73)	(0.95)	$ 9.19	11.38%	$ 71,007,415	0.13%	2.33%	0.13%	58.52% (g)
Year Ended October 31, 2018	$10.13	0.22	(0.23)	(0.01)	(0.23)	(0.66)	(0.89)	$ 9.23	(0.36%)	$ 66,023,037	0.14%	2.25%	0.14%	22.92%
Year Ended October 31, 2017	$ 9.37	0.23	1.33	1.56	(0.23)	(0.57)	(0.80)	$10.13	17.58%	$ 85,367,548	0.13%	2.42%	0.13%	42.26%
Year Ended October 31, 2016	$ 9.67	0.14	0.10	0.24	(0.16)	(0.38)	(0.54)	$ 9.37	2.81%	$ 78,906,228	0.13%	1.56%	0.13%	17.46%
Year Ended October 31, 2015	$10.54	0.19	(0.11)	0.08	(0.23)	(0.72)	(0.95)	$ 9.67	0.71%	$ 63,680,263	0.13%	1.90%	0.13%	10.87%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.18	0.18	0.69	0.87	(0.19)	(0.73)	(0.92)	$ 9.13	11.06%	$136,657,766	0.38%	2.05%	0.38%	58.52% (g)
Year Ended October 31, 2018	$10.08	0.19	(0.22)	(0.03)	(0.21)	(0.66)	(0.87)	$ 9.18	(0.61%)	$115,632,239	0.39%	1.92%	0.39%	22.92%
Year Ended October 31, 2017	$ 9.32	0.20	1.34	1.54	(0.21)	(0.57)	(0.78)	$10.08	17.39%	$112,123,935	0.38%	2.08%	0.38%	42.26%
Year Ended October 31, 2016	$ 9.62	0.12	0.09	0.21	(0.13)	(0.38)	(0.51)	$ 9.32	2.56%	$ 94,312,317	0.38%	1.31%	0.38%	17.46%
Year Ended October 31, 2015	$10.50	0.17	(0.13)	0.04	(0.20)	(0.72)	(0.92)	$ 9.62	0.36%	$ 90,523,983	0.38%	1.70%	0.38%	10.87%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
89

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2035 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.83	0.17	0.77	0.94	(0.18)	(0.75)	(0.93)	$ 9.84	11.11%	$ 40,363,320	0.63%	1.76%	0.63%	62.73% (g)
Year Ended October 31, 2018	$10.78	0.17	(0.23)	(0.06)	(0.19)	(0.70)	(0.89)	$ 9.83	(0.83%)	$ 39,491,844	0.63%	1.60%	0.63%	25.24%
Year Ended October 31, 2017	$ 9.84	0.18	1.52	1.70	(0.19)	(0.57)	(0.76)	$10.78	18.26%	$ 39,291,194	0.61%	1.76%	0.61%	42.82%
Year Ended October 31, 2016	$10.19	0.09	0.12	0.21	(0.12)	(0.44)	(0.56)	$ 9.84	2.29%	$ 26,536,014	0.61%	0.96%	0.61%	11.83%
Year Ended October 31, 2015	$10.81	0.15	(0.13)	0.02	(0.19)	(0.45)	(0.64)	$10.19	0.19%	$ 19,294,536	0.60%	1.45%	0.60%	9.35%
Class R Shares
Year Ended October 31, 2019	$ 9.77	0.14	0.77	0.91	(0.16)	(0.75)	(0.91)	$ 9.77	10.77%	$ 57,945,595	0.88%	1.52%	0.88%	62.73% (g)
Year Ended October 31, 2018	$10.72	0.14	(0.23)	(0.09)	(0.16)	(0.70)	(0.86)	$ 9.77	(1.10%)	$ 62,131,585	0.89%	1.38%	0.89%	25.24%
Year Ended October 31, 2017	$ 9.79	0.16	1.51	1.67	(0.17)	(0.57)	(0.74)	$10.72	17.98%	$ 72,435,575	0.88%	1.59%	0.88%	42.82%
Year Ended October 31, 2016	$10.14	0.07	0.11	0.18	(0.09)	(0.44)	(0.53)	$ 9.79	2.02%	$ 68,573,083	0.88%	0.76%	0.88%	11.83%
Year Ended October 31, 2015	$10.76	0.13	(0.14)	(0.01)	(0.16)	(0.45)	(0.61)	$10.14	(0.11%)	$ 77,992,434	0.88%	1.23%	0.88%	9.35%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.90	0.21	0.79	1.00	(0.23)	(0.75)	(0.98)	$ 9.92	11.69%	$ 57,567,996	0.13%	2.22%	0.13%	62.73% (g)
Year Ended October 31, 2018	$10.86	0.23	(0.25)	(0.02)	(0.24)	(0.70)	(0.94)	$ 9.90	(0.43%)	$ 49,512,009	0.14%	2.18%	0.14%	25.24%
Year Ended October 31, 2017	$ 9.90	0.25	1.52	1.77	(0.24)	(0.57)	(0.81)	$10.86	18.90%	$ 59,393,228	0.13%	2.40%	0.13%	42.82%
Year Ended October 31, 2016	$10.25	0.14	0.11	0.25	(0.16)	(0.44)	(0.60)	$ 9.90	2.76%	$ 55,139,685	0.13%	1.49%	0.13%	11.83%
Year Ended October 31, 2015	$10.86	0.20	(0.12)	0.08	(0.24)	(0.45)	(0.69)	$10.25	0.73%	$ 47,002,891	0.13%	1.88%	0.13%	9.35%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.84	0.18	0.78	0.96	(0.20)	(0.75)	(0.95)	$ 9.85	11.37%	$110,606,910	0.38%	1.95%	0.38%	62.73% (g)
Year Ended October 31, 2018	$10.80	0.19	(0.23)	(0.04)	(0.22)	(0.70)	(0.92)	$ 9.84	(0.68%)	$ 95,516,493	0.39%	1.86%	0.39%	25.24%
Year Ended October 31, 2017	$ 9.85	0.21	1.52	1.73	(0.21)	(0.57)	(0.78)	$10.80	18.60%	$ 92,141,834	0.38%	2.02%	0.38%	42.82%
Year Ended October 31, 2016	$10.20	0.12	0.11	0.23	(0.14)	(0.44)	(0.58)	$ 9.85	2.52%	$ 78,210,242	0.38%	1.22%	0.38%	11.83%
Year Ended October 31, 2015	$10.82	0.17	(0.13)	0.04	(0.21)	(0.45)	(0.66)	$10.20	0.39%	$ 68,794,947	0.38%	1.67%	0.38%	9.35%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
90

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2040 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$ 9.64	0.15	0.77	0.92	(0.17)	(0.78)	(0.95)	$ 9.61	11.29%	$36,369,499	0.63%	1.64%	0.63%	69.69% (g)
Year Ended October 31, 2018	$10.48	0.16	(0.20)	(0.04)	(0.18)	(0.62)	(0.80)	$ 9.64	(0.58%)	$33,133,554	0.63%	1.54%	0.63%	21.19%
Year Ended October 31, 2017	$ 9.58	0.16	1.60	1.76	(0.18)	(0.68)	(0.86)	$10.48	19.45%	$29,312,155	0.61%	1.63%	0.61%	36.23%
Year Ended October 31, 2016	$ 9.93	0.10	0.08	0.18	(0.12)	(0.41)	(0.53)	$ 9.58	2.16%	$20,767,703	0.61%	1.04%	0.61%	14.85%
Year Ended October 31, 2015	$10.58	0.14	(0.09)	0.05	(0.19)	(0.51)	(0.70)	$ 9.93	0.51%	$16,051,732	0.58%	1.41%	0.58%	8.96%
Class R Shares
Year Ended October 31, 2019	$ 9.59	0.13	0.75	0.88	(0.14)	(0.78)	(0.92)	$ 9.55	10.94%	$45,987,812	0.88%	1.42%	0.88%	69.69% (g)
Year Ended October 31, 2018	$10.42	0.14	(0.19)	(0.05)	(0.16)	(0.62)	(0.78)	$ 9.59	(0.75%)	$50,265,990	0.89%	1.33%	0.89%	21.19%
Year Ended October 31, 2017	$ 9.54	0.14	1.57	1.71	(0.15)	(0.68)	(0.83)	$10.42	19.06%	$57,952,183	0.88%	1.45%	0.88%	36.23%
Year Ended October 31, 2016	$ 9.88	0.08	0.08	0.16	(0.09)	(0.41)	(0.50)	$ 9.54	1.97%	$57,839,326	0.89%	0.85%	0.89%	14.85%
Year Ended October 31, 2015	$10.53	0.12	(0.10)	0.02	(0.16)	(0.51)	(0.67)	$ 9.88	0.16%	$71,662,026	0.88%	1.23%	0.88%	8.96%
Class R6 Shares (h)
Year Ended October 31, 2019	$ 9.72	0.20	0.78	0.98	(0.21)	(0.78)	(0.99)	$ 9.71	11.98%	$48,038,039	0.13%	2.12%	0.13%	69.69% (g)
Year Ended October 31, 2018	$10.56	0.22	(0.20)	0.02	(0.24)	(0.62)	(0.86)	$ 9.72	(0.10%)	$47,721,031	0.14%	2.14%	0.14%	21.19%
Year Ended October 31, 2017	$ 9.65	0.22	1.59	1.81	(0.22)	(0.68)	(0.90)	$10.56	19.96%	$59,859,718	0.13%	2.19%	0.13%	36.23%
Year Ended October 31, 2016	$ 9.99	0.15	0.08	0.23	(0.16)	(0.41)	(0.57)	$ 9.65	2.72%	$50,508,918	0.13%	1.55%	0.13%	14.85%
Year Ended October 31, 2015	$10.64	0.19	(0.10)	0.09	(0.23)	(0.51)	(0.74)	$ 9.99	0.91%	$42,369,054	0.13%	1.89%	0.13%	8.96%
Institutional Service Class Shares
Year Ended October 31, 2019	$ 9.69	0.17	0.78	0.95	(0.19)	(0.78)	(0.97)	$ 9.67	11.63%	$90,087,450	0.38%	1.84%	0.38%	69.69% (g)
Year Ended October 31, 2018	$10.53	0.19	(0.20)	(0.01)	(0.21)	(0.62)	(0.83)	$ 9.69	(0.34%)	$72,676,691	0.39%	1.82%	0.39%	21.19%
Year Ended October 31, 2017	$ 9.62	0.19	1.60	1.79	(0.20)	(0.68)	(0.88)	$10.53	19.73%	$69,863,363	0.38%	1.88%	0.38%	36.23%
Year Ended October 31, 2016	$ 9.97	0.12	0.08	0.20	(0.14)	(0.41)	(0.55)	$ 9.62	2.37%	$55,064,076	0.38%	1.28%	0.38%	14.85%
Year Ended October 31, 2015	$10.61	0.17	(0.09)	0.08	(0.21)	(0.51)	(0.72)	$ 9.97	0.76%	$47,136,189	0.38%	1.67%	0.38%	8.96%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
91

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2045 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.07	0.16	0.82	0.98	(0.17)	(0.82)	(0.99)	$10.06	11.63%	$33,168,135	0.63%	1.62%	0.63%	69.22% (g)
Year Ended October 31, 2018	$10.90	0.16	(0.20)	(0.04)	(0.19)	(0.60)	(0.79)	$10.07	(0.57%)	$31,046,163	0.63%	1.51%	0.63%	21.94%
Year Ended October 31, 2017	$ 9.80	0.15	1.76	1.91	(0.17)	(0.64)	(0.81)	$10.90	20.54%	$29,257,058	0.61%	1.49%	0.61%	34.41%
Year Ended October 31, 2016	$10.09	0.10	0.09	0.19	(0.13)	(0.35)	(0.48)	$ 9.80	2.11%	$18,902,112	0.61%	1.09%	0.61%	11.61%
Year Ended October 31, 2015	$10.71	0.15	(0.08)	0.07	(0.19)	(0.50)	(0.69)	$10.09	0.65%	$12,590,850	0.59%	1.43%	0.59%	5.66%
Class R Shares
Year Ended October 31, 2019	$ 9.99	0.13	0.81	0.94	(0.15)	(0.82)	(0.97)	$ 9.96	11.22%	$36,320,570	0.88%	1.40%	0.88%	69.22% (g)
Year Ended October 31, 2018	$10.82	0.14	(0.21)	(0.07)	(0.16)	(0.60)	(0.76)	$ 9.99	(0.83%)	$39,183,778	0.89%	1.32%	0.89%	21.94%
Year Ended October 31, 2017	$ 9.73	0.13	1.75	1.88	(0.15)	(0.64)	(0.79)	$10.82	20.33%	$47,506,612	0.88%	1.31%	0.88%	34.41%
Year Ended October 31, 2016	$10.02	0.08	0.08	0.16	(0.10)	(0.35)	(0.45)	$ 9.73	1.82%	$42,999,999	0.88%	0.89%	0.88%	11.61%
Year Ended October 31, 2015	$10.64	0.13	(0.09)	0.04	(0.16)	(0.50)	(0.66)	$10.02	0.32%	$47,439,190	0.88%	1.23%	0.88%	5.66%
Class R6 Shares (h)
Year Ended October 31, 2019	$10.14	0.20	0.83	1.03	(0.22)	(0.82)	(1.04)	$10.13	12.10%	$44,918,425	0.13%	2.09%	0.13%	69.22% (g)
Year Ended October 31, 2018	$10.97	0.23	(0.22)	0.01	(0.24)	(0.60)	(0.84)	$10.14	(0.07%)	$39,305,513	0.14%	2.12%	0.14%	21.94%
Year Ended October 31, 2017	$ 9.84	0.21	1.77	1.98	(0.21)	(0.64)	(0.85)	$10.97	21.29%	$48,309,859	0.13%	2.09%	0.13%	34.41%
Year Ended October 31, 2016	$10.13	0.16	0.07	0.23	(0.17)	(0.35)	(0.52)	$ 9.84	2.56%	$39,218,168	0.13%	1.62%	0.13%	11.61%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.24)	(0.50)	(0.74)	$10.13	1.07%	$31,439,594	0.13%	1.87%	0.13%	5.66%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.06	0.17	0.83	1.00	(0.20)	(0.82)	(1.02)	$10.04	11.82%	$62,070,869	0.38%	1.81%	0.38%	69.22% (g)
Year Ended October 31, 2018	$10.89	0.19	(0.20)	(0.01)	(0.22)	(0.60)	(0.82)	$10.06	(0.32%)	$48,039,172	0.39%	1.76%	0.39%	21.94%
Year Ended October 31, 2017	$ 9.78	0.18	1.76	1.94	(0.19)	(0.64)	(0.83)	$10.89	20.91%	$42,782,888	0.38%	1.73%	0.38%	34.41%
Year Ended October 31, 2016	$10.07	0.13	0.08	0.21	(0.15)	(0.35)	(0.50)	$ 9.78	2.33%	$31,450,692	0.38%	1.34%	0.38%	11.61%
Year Ended October 31, 2015	$10.69	0.17	(0.08)	0.09	(0.21)	(0.50)	(0.71)	$10.07	0.84%	$25,991,661	0.38%	1.62%	0.38%	5.66%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
92

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2050 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$8.73	0.14	0.73	0.87	(0.15)	(0.63)	(0.78)	$8.82	11.58%	$28,021,274	0.63%	1.61%	0.63%	72.55% (g)
Year Ended October 31, 2018	$9.29	0.13	(0.16)	(0.03)	(0.16)	(0.37)	(0.53)	$8.73	(0.46%)	$26,072,573	0.63%	1.46%	0.63%	19.14%
Year Ended October 31, 2017	$8.33	0.13	1.51	1.64	(0.14)	(0.54)	(0.68)	$9.29	20.84%	$23,490,599	0.61%	1.44%	0.61%	32.50%
Year Ended October 31, 2016	$8.62	0.09	0.07	0.16	(0.11)	(0.34)	(0.45)	$8.33	2.17%	$14,663,954	0.61%	1.10%	0.61%	15.31%
Year Ended October 31, 2015	$9.65	0.13	(0.06)	0.07	(0.17)	(0.93)	(1.10)	$8.62	0.72%	$11,581,468	0.61%	1.42%	0.61%	6.73%
Class R Shares
Year Ended October 31, 2019	$8.61	0.11	0.73	0.84	(0.13)	(0.63)	(0.76)	$8.69	11.34%	$33,974,900	0.88%	1.36%	0.88%	72.55% (g)
Year Ended October 31, 2018	$9.18	0.12	(0.18)	(0.06)	(0.14)	(0.37)	(0.51)	$8.61	(0.82%)	$36,604,249	0.89%	1.27%	0.89%	19.14%
Year Ended October 31, 2017	$8.23	0.11	1.50	1.61	(0.12)	(0.54)	(0.66)	$9.18	20.71%	$40,326,541	0.88%	1.29%	0.88%	32.50%
Year Ended October 31, 2016	$8.52	0.07	0.07	0.14	(0.09)	(0.34)	(0.43)	$8.23	1.89%	$36,901,555	0.88%	0.88%	0.88%	15.31%
Year Ended October 31, 2015	$9.56	0.11	(0.08)	0.03	(0.14)	(0.93)	(1.07)	$8.52	0.32%	$39,972,106	0.88%	1.21%	0.88%	6.73%
Class R6 Shares (h)
Year Ended October 31, 2019	$8.76	0.17	0.73	0.90	(0.19)	(0.63)	(0.82)	$8.84	11.97%	$35,859,625	0.13%	2.07%	0.13%	72.55% (g)
Year Ended October 31, 2018	$9.32	0.19	(0.17)	0.02	(0.21)	(0.37)	(0.58)	$8.76	0.04%	$32,438,748	0.14%	2.07%	0.14%	19.14%
Year Ended October 31, 2017	$8.34	0.17	1.53	1.70	(0.18)	(0.54)	(0.72)	$9.32	21.57%	$37,250,979	0.13%	1.99%	0.13%	32.50%
Year Ended October 31, 2016	$8.63	0.13	0.07	0.20	(0.15)	(0.34)	(0.49)	$8.34	2.64%	$26,084,928	0.13%	1.59%	0.13%	15.31%
Year Ended October 31, 2015	$9.66	0.16	(0.05)	0.11	(0.21)	(0.93)	(1.14)	$8.63	1.19%	$19,624,686	0.13%	1.86%	0.13%	6.73%
Institutional Service Class Shares
Year Ended October 31, 2019	$8.72	0.15	0.74	0.89	(0.17)	(0.63)	(0.80)	$8.81	11.86%	$47,013,138	0.38%	1.76%	0.38%	72.55% (g)
Year Ended October 31, 2018	$9.29	0.16	(0.18)	(0.02)	(0.18)	(0.37)	(0.55)	$8.72	(0.33%)	$35,576,245	0.39%	1.74%	0.39%	19.14%
Year Ended October 31, 2017	$8.31	0.15	1.53	1.68	(0.16)	(0.54)	(0.70)	$9.29	21.35%	$32,128,718	0.38%	1.69%	0.38%	32.50%
Year Ended October 31, 2016	$8.61	0.11	0.06	0.17	(0.13)	(0.34)	(0.47)	$8.31	2.28%	$23,815,853	0.38%	1.33%	0.38%	15.31%
Year Ended October 31, 2015	$9.64	0.15	(0.06)	0.09	(0.19)	(0.93)	(1.12)	$8.61	0.96%	$19,537,648	0.38%	1.68%	0.38%	6.73%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
93

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2055 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$13.32	0.20	1.11	1.31	(0.22)	(0.88)	(1.10)	$13.53	11.45%	$17,369,263	0.63%	1.58%	0.63%	77.13% (g)
Year Ended October 31, 2018	$13.98	0.20	(0.25)	(0.05)	(0.24)	(0.37)	(0.61)	$13.32	(0.47%)	$17,583,786	0.64%	1.43%	0.64%	18.61%
Year Ended October 31, 2017	$12.30	0.18	2.34	2.52	(0.21)	(0.63)	(0.84)	$13.98	21.33%	$14,927,090	0.62%	1.40%	0.62%	26.27%
Year Ended October 31, 2016	$12.72	0.13	0.10	0.23	(0.17)	(0.48)	(0.65)	$12.30	2.12%	$ 9,305,695	0.62%	1.10%	0.62%	17.63%
Year Ended October 31, 2015	$13.32	0.17	(0.08)	0.09	(0.24)	(0.45)	(0.69)	$12.72	0.74%	$ 5,343,749	0.61%	1.30%	0.61%	11.73%
Class R Shares
Year Ended October 31, 2019	$13.28	0.17	1.11	1.28	(0.19)	(0.88)	(1.07)	$13.49	11.22%	$17,223,971	0.88%	1.32%	0.88%	77.13% (g)
Year Ended October 31, 2018	$13.95	0.17	(0.26)	(0.09)	(0.21)	(0.37)	(0.58)	$13.28	(0.77%)	$17,971,136	0.89%	1.24%	0.89%	18.61%
Year Ended October 31, 2017	$12.28	0.15	2.33	2.48	(0.18)	(0.63)	(0.81)	$13.95	21.04%	$17,993,301	0.88%	1.17%	0.88%	26.27%
Year Ended October 31, 2016	$12.70	0.11	0.08	0.19	(0.13)	(0.48)	(0.61)	$12.28	1.81%	$13,255,710	0.88%	0.89%	0.88%	17.63%
Year Ended October 31, 2015	$13.30	0.15	(0.10)	0.05	(0.20)	(0.45)	(0.65)	$12.70	0.42%	$12,213,162	0.88%	1.18%	0.88%	11.73%
Class R6 Shares (h)
Year Ended October 31, 2019	$13.39	0.26	1.13	1.39	(0.29)	(0.88)	(1.17)	$13.61	12.03%	$21,833,436	0.13%	2.00%	0.13%	77.13% (g)
Year Ended October 31, 2018	$14.05	0.29	(0.27)	0.02	(0.31)	(0.37)	(0.68)	$13.39	0.02%	$18,355,415	0.14%	2.03%	0.14%	18.61%
Year Ended October 31, 2017	$12.35	0.25	2.34	2.59	(0.26)	(0.63)	(0.89)	$14.05	21.93%	$19,408,740	0.13%	1.91%	0.13%	26.27%
Year Ended October 31, 2016	$12.77	0.20	0.09	0.29	(0.23)	(0.48)	(0.71)	$12.35	2.57%	$11,881,943	0.13%	1.64%	0.13%	17.63%
Year Ended October 31, 2015	$13.37	0.25	(0.10)	0.15	(0.30)	(0.45)	(0.75)	$12.77	1.17%	$ 9,463,033	0.13%	1.88%	0.13%	11.73%
Institutional Service Class Shares
Year Ended October 31, 2019	$13.38	0.22	1.14	1.36	(0.26)	(0.88)	(1.14)	$13.60	11.76%	$23,766,827	0.38%	1.71%	0.38%	77.13% (g)
Year Ended October 31, 2018	$14.04	0.24	(0.25)	(0.01)	(0.28)	(0.37)	(0.65)	$13.38	(0.23%)	$17,337,540	0.39%	1.69%	0.39%	18.61%
Year Ended October 31, 2017	$12.34	0.21	2.35	2.56	(0.23)	(0.63)	(0.86)	$14.04	21.67%	$15,443,331	0.38%	1.61%	0.38%	26.27%
Year Ended October 31, 2016	$12.76	0.17	0.09	0.26	(0.20)	(0.48)	(0.68)	$12.34	2.32%	$ 9,237,219	0.38%	1.39%	0.38%	17.63%
Year Ended October 31, 2015	$13.36	0.21	(0.09)	0.12	(0.27)	(0.45)	(0.72)	$12.76	0.92%	$ 7,575,664	0.38%	1.65%	0.38%	11.73%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
94

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION 2060 FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.74	0.16	0.94	1.10	(0.18)	(0.55)	(0.73)	$11.11	11.45%	$7,567,356	0.63%	1.51%	0.63%	77.38% (g)
Year Ended October 31, 2018	$11.31	0.15	(0.18)	(0.03)	(0.19)	(0.35)	(0.54)	$10.74	(0.43%)	$5,481,132	0.63%	1.35%	0.63%	16.95%
Year Ended October 31, 2017	$ 9.71	0.14	1.88	2.02	(0.17)	(0.25)	(0.42)	$11.31	21.31%	$3,200,947	0.61%	1.29%	0.61%	44.88%
Year Ended October 31, 2016	$ 9.77	0.09	0.10	0.19	(0.13)	(0.12)	(0.25)	$ 9.71	2.12%	$1,099,157	0.60%	0.96%	0.60%	20.78%
Period Ended October 31, 2015 (h)	$10.00	0.14	(0.16)	(0.02)	(0.21)	—	(0.21)	$ 9.77	(0.26%)	$ 318,677	0.45%	1.37% (i)	0.45%	25.65%
Class R Shares
Year Ended October 31, 2019	$10.73	0.13	0.95	1.08	(0.16)	(0.55)	(0.71)	$11.10	11.22%	$2,317,541	0.88%	1.24%	0.88%	77.38% (g)
Year Ended October 31, 2018	$11.30	0.13	(0.18)	(0.05)	(0.17)	(0.35)	(0.52)	$10.73	(0.65%)	$1,603,324	0.90%	1.12%	0.90%	16.95%
Year Ended October 31, 2017	$ 9.71	0.11	1.88	1.99	(0.15)	(0.25)	(0.40)	$11.30	21.03%	$1,055,047	0.81%	1.06%	0.81%	44.88%
Year Ended October 31, 2016	$ 9.76	0.11	0.08	0.19	(0.12)	(0.12)	(0.24)	$ 9.71	2.04%	$ 345,669	0.78%	1.11%	0.78%	20.78%
Period Ended October 31, 2015 (h)	$10.00	0.14	(0.19)	(0.05)	(0.19)	—	(0.19)	$ 9.76	(0.54%)	$ 151,162	0.67%	1.38% (i)	0.67%	25.65%
Class R6 Shares(j)
Year Ended October 31, 2019	$10.77	0.21	0.95	1.16	(0.23)	(0.55)	(0.78)	$11.15	12.06%	$5,821,489	0.13%	1.96%	0.13%	77.38% (g)
Year Ended October 31, 2018	$11.34	0.23	(0.20)	0.03	(0.25)	(0.35)	(0.60)	$10.77	0.04%	$3,924,629	0.14%	2.00%	0.14%	16.95%
Year Ended October 31, 2017	$ 9.72	0.19	1.89	2.08	(0.21)	(0.25)	(0.46)	$11.34	22.02%	$3,276,461	0.13%	1.82%	0.13%	44.88%
Year Ended October 31, 2016	$ 9.78	0.15	0.08	0.23	(0.17)	(0.12)	(0.29)	$ 9.72	2.50%	$1,659,638	0.13%	1.55%	0.13%	20.78%
Period Ended October 31, 2015 (h)	$10.00	0.19	(0.19)	—	(0.22)	—	(0.22)	$ 9.78	0.03%	$ 879,158	0.13%	1.91% (i)	0.13%	25.65%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.76	0.18	0.96	1.14	(0.21)	(0.55)	(0.76)	$11.14	11.80%	$8,443,935	0.38%	1.73%	0.38%	77.38% (g)
Year Ended October 31, 2018	$11.33	0.18	(0.18)	—	(0.22)	(0.35)	(0.57)	$10.76	(0.20%)	$5,671,660	0.38%	1.59%	0.38%	16.95%
Year Ended October 31, 2017	$ 9.72	0.17	1.88	2.05	(0.19)	(0.25)	(0.44)	$11.33	21.62%	$3,897,706	0.38%	1.61%	0.38%	44.88%
Year Ended October 31, 2016	$ 9.77	0.12	0.10	0.22	(0.15)	(0.12)	(0.27)	$ 9.72	2.42%	$1,698,373	0.38%	1.26%	0.38%	20.78%
Period Ended October 31, 2015 (h)	$10.00	0.13	(0.14)	(0.01)	(0.22)	—	(0.22)	$ 9.77	(0.09%)	$ 673,751	0.25%	1.32% (i)	0.25%	25.65%
Amounts designated as “-” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015. Total return is calculated based on inception date of November 28, 2014 through October 31, 2015.
(i)	Ratio has not been annualized.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
95

FINANCIAL HIGHLIGHTS: NATIONWIDE DESTINATION RETIREMENT FUND (FORMERLY, NATIONWIDE DESTINATION 2015 FUND)
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$8.30	0.17	0.52	0.69	(0.17)	(0.38)	(0.55)	$8.44	9.13%	$ 5,844,072	0.61%	2.02%	0.61%	64.58% (g)
Year Ended October 31, 2018	$8.84	0.16	(0.21)	(0.05)	(0.17)	(0.32)	(0.49)	$8.30	(0.66%)	$ 5,541,596	0.62%	1.85%	0.62%	28.01%
Year Ended October 31, 2017	$8.52	0.16	0.74	0.90	(0.17)	(0.41)	(0.58)	$8.84	11.10%	$ 9,665,357	0.61%	1.93%	0.61%	34.93%
Year Ended October 31, 2016	$9.04	0.12	0.09	0.21	(0.14)	(0.59)	(0.73)	$8.52	2.70%	$ 9,859,906	0.61%	1.45%	0.61%	25.79%
Year Ended October 31, 2015	$9.79	0.15	(0.09)	0.06	(0.18)	(0.63)	(0.81)	$9.04	0.64%	$10,533,102	0.54%	1.63%	0.54%	20.91%
Class R Shares
Year Ended October 31, 2019	$8.26	0.14	0.53	0.67	(0.15)	(0.38)	(0.53)	$8.40	8.83%	$18,483,186	0.89%	1.76%	0.89%	64.58% (g)
Year Ended October 31, 2018	$8.80	0.14	(0.21)	(0.07)	(0.15)	(0.32)	(0.47)	$8.26	(0.92%)	$21,515,708	0.89%	1.60%	0.89%	28.01%
Year Ended October 31, 2017	$8.48	0.14	0.73	0.87	(0.14)	(0.41)	(0.55)	$8.80	10.84%	$27,379,736	0.88%	1.66%	0.88%	34.93%
Year Ended October 31, 2016	$9.01	0.10	0.07	0.17	(0.11)	(0.59)	(0.70)	$8.48	2.29%	$31,374,559	0.89%	1.20%	0.89%	25.79%
Year Ended October 31, 2015	$9.75	0.12	(0.09)	0.03	(0.14)	(0.63)	(0.77)	$9.01	0.36%	$41,345,461	0.88%	1.35%	0.88%	20.91%
Class R6 Shares (h)
Year Ended October 31, 2019	$8.33	0.21	0.52	0.73	(0.21)	(0.38)	(0.59)	$8.47	9.60%	$13,853,860	0.13%	2.50%	0.13%	64.58% (g)
Year Ended October 31, 2018	$8.87	0.21	(0.22)	(0.01)	(0.21)	(0.32)	(0.53)	$8.33	(0.15%)	$16,519,758	0.14%	2.41%	0.14%	28.01%
Year Ended October 31, 2017	$8.55	0.21	0.73	0.94	(0.21)	(0.41)	(0.62)	$8.87	11.61%	$26,404,668	0.13%	2.46%	0.13%	34.93%
Year Ended October 31, 2016	$9.07	0.16	0.09	0.25	(0.18)	(0.59)	(0.77)	$8.55	3.20%	$33,754,228	0.13%	1.92%	0.13%	25.79%
Year Ended October 31, 2015	$9.82	0.19	(0.09)	0.10	(0.22)	(0.63)	(0.85)	$9.07	1.04%	$29,077,229	0.13%	2.05%	0.13%	20.91%
Institutional Service Class Shares
Year Ended October 31, 2019	$8.31	0.18	0.53	0.71	(0.19)	(0.38)	(0.57)	$8.45	9.35%	$25,843,875	0.38%	2.21%	0.38%	64.58% (g)
Year Ended October 31, 2018	$8.85	0.18	(0.21)	(0.03)	(0.19)	(0.32)	(0.51)	$8.31	(0.40%)	$25,675,302	0.39%	2.10%	0.39%	28.01%
Year Ended October 31, 2017	$8.53	0.18	0.74	0.92	(0.19)	(0.41)	(0.60)	$8.85	11.35%	$29,656,153	0.38%	2.16%	0.38%	34.93%
Year Ended October 31, 2016	$9.05	0.14	0.09	0.23	(0.16)	(0.59)	(0.75)	$8.53	2.93%	$34,586,322	0.38%	1.68%	0.38%	25.79%
Year Ended October 31, 2015	$9.80	0.17	(0.10)	0.07	(0.19)	(0.63)	(0.82)	$9.05	0.79%	$43,835,091	0.38%	1.83%	0.38%	20.91%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
96

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 70 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

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Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

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Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

99

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

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Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

101

Appendix B: Additional Information about Underlying Funds
Following are descriptions of the affiliated Underlying Funds in which the Funds may invest as of the date of this Prospectus. These descriptions are qualified in their entirety by reference to the prospectus and statement of additional information of each Underlying Fund. The following list of eligible Underlying Funds is subject to change at any time and without notice. This Appendix B does not contain information about unaffiliated mutual funds, including exchange-traded funds, in which the Funds may invest. Underlying Funds not identified in this Appendix B may be selected by the Adviser at its discretion. Prospectuses for any Underlying Funds should be referred to for more information.
U.S. Stocks
NATIONWIDE MID CAP MARKET INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P MidCap 400 Index before the deduction of Fund expenses. The S&P MidCap 400 Index includes approximately 400 stocks of medium-sized U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index.
NATIONWIDE MULTI-CAP PORTFOLIO seeks to incrementally exceed the performance of the U.S. stock market, as represented by the Russell 3000® Index, over a full market cycle. The Russell 3000® Index is composed of the 3,000 largest U.S. companies by market capitalization, as determined by the Frank Russell Company, and includes U.S. companies in a wide range of businesses and capitalization sizes. The Russell 3000® Index is a market-weighted index, which means that the stocks of the largest companies in the Index have the greatest effect on its performance. The Fund consists of three portions, or “sleeves,” managed by different subadvisers acting independently with respect to the assets of the Fund they manage. In combination, the Fund’s three sleeves are intended to provide a risk-controlled, low tracking error investment approach while achieving modest returns in excess of the Russell 3000® Index.
NATIONWIDE S&P 500 INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.
NATIONWIDE SMALL CAP INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index.
International Stocks
NATIONWIDE INTERNATIONAL INDEX FUND employs a “passive” management, or indexing, approach, designed to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. The MSCI EAFE Index includes common stocks of larger and medium sized companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index.
Intermediate- and Long-Term Bonds
NATIONWIDE BOND INDEX FUND seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses by employing a “passive” management, or indexing, approach. The Aggregate Bond Index represents a wide spectrum of public, investment grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed income securities that are included in or correlated with the Aggregate Bond Index.
NATIONWIDE CORE PLUS BOND FUND invests at least 80% of its net assets in fixed-income securities, such as bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. These securities typically include corporate bonds, U.S. government securities and mortgage-backed securities. The Fund generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered, at the time of their purchase, to be investment grade. The Fund may invest up to 20% of its net assets, at the time of their purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often referred to as “junk bonds.” The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities, such as high-yield bonds, that carry higher risks, but which potentially offer high investment rewards.
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND seeks to provide inflation protection and income consistent

102

Appendix B: Additional Information about Underlying Funds (cont.)
with investment in inflation-indexed securities. Most of these securities are Treasury Inflation Protected Securities, which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, this Underlying Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg Barclays U.S. TIPS Index, which was 7.49 years as of December 31, 2019. The Fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other nongovernmental issuers.
Short-Term Bonds
NATIONWIDE LOOMIS SHORT TERM BOND FUND invests primarily in bonds (or fixed-income securities) which include:
•U.S. government securities;
•Corporate debt securities issued by U.S. or foreign companies that are investment grade;
•Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2019, the average duration of the Index was 1.81 years.
THE NATIONWIDE CONTRACT is a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Life”). The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in the contract, which is currently adjusted on a quarterly basis. If Nationwide Life becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. Nationwide Life could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, the Adviser, Nationwide Life nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
International/Emerging Market Bonds and High-Yield Bonds
NATIONWIDE AMUNDI STRATEGIC INCOME FUND employs a flexible investment approach, allocating across different types of fixed-income securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income. The Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e., “junk bonds”) and other securities that are lower-rated. The Fund also may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities (including collaterized mortgage obligations) and convertible bonds. The Fund may invest in corporate loans. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Many foreign securities are denominated in currencies other than the U.S. dollar. The Fund's subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund's average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return. The Fund’s subadviser does not manage the Fund to any index or benchmark, a strategy that is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.

103

Appendix B: Additional Information about Underlying Funds (cont.)
The SAI contains more information on the Funds' investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.
104

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
©2020 Nationwide Funds Group	PR-TD (2/20)

Index Funds
Prospectus  February 28, 2020
Nationwide Bond Index Fund
Class A (GBIAX) / Class C (GBICX) / Class R (n/a) Class R6 (GBXIX) / Institutional Service Class (NWXOX)
Nationwide International Index Fund
Class A (GIIAX) / Class C (GIICX) / Class R (GIIRX) Class R6 (GIXIX) / Institutional Service Class (NWXPX)
Nationwide Mid Cap Market Index Fund
Class A (GMXAX) / Class C (GMCCX) / Class R (GMXRX) Class R6 (GMXIX) / Institutional Service Class (NWXQX)
Nationwide S&P 500 Index Fund
Class A (GRMAX) / Class C (GRMCX) / Class R (GRMRX) Class R6 (GRMIX) / Service Class (GRMSX) / Institutional Service Class (GRISX)
Nationwide Small Cap Index Fund
Class A (GMRAX) / Class C (GMRCX) / Class R (GMSRX) Class R6 (GMRIX) / Institutional Service Class (NWXRX)
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Class A (NWJCX) / Class C (NWJDX) / Class R6 (NWJEX) Institutional Service Class (NWJFX)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds' website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
23	How the Funds Invest
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
30	Risks of Investing in the Funds
35	Fund Management
37	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
49	Distributions and Taxes
52	Additional Information
53	Financial Highlights
60	Appendix A
Intermediary Sales Charge Discounts and Waivers
1

Fund Summary: Nationwide Bond Index Fund
Objective
The Nationwide Bond Index Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.24%	0.17%	0.32%	0.07%	0.32%
Total Annual Fund Operating Expenses	0.68%	1.36%	1.01%	0.26%	0.51%
Fee Waiver/Expense Reimbursement(1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.66%	1.34%	0.99%	0.24%	0.49%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.02% of the management fee to which the Adviser would otherwise be entitled until February 28, 2021. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$291	$436	$593	$1,051
Class C Shares	236	429	743	1,633
Class R Shares	101	320	556	1,234
Class R6 Shares	25	82	144	329
Institutional Service Class Shares	50	162	283	639
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$136	$429	$743	$1,633
2

Fund Summary: Nationwide Bond Index Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.29% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.
Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed securities risk – mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to

3

Fund Summary: Nationwide Bond Index Fund (cont.)
the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.
U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Delayed-delivery risk– the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	3.68%	–	3rd qtr. of 2011
Lowest Quarter:	-3.21%	–	4th qtr. of 2016
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance returns for Class A shares reflect a front-end sales charge of 5.75% that applied through February 28, 2011 and a front-end sales charge of 4.25% that applied from that date through October 28, 2013, after which it was reduced to 2.25%.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Class R shares have not commenced operations as of the date of this Prospectus. Pre-inception historical performance for Class R shares is based on the previous performance of Class A shares. Performance for Class R shares has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

4

Fund Summary: Nationwide Bond Index Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	5.60%	1.89%	2.47%
Class A Shares – After Taxes on Distributions	4.61%	0.96%	1.42%
Class A Shares – After Taxes on Distributions and Sales of Shares	3.30%	1.03%	1.49%
Class C Shares – Before Taxes	6.34%	1.67%	2.41%
Class R Shares – Before Taxes	8.07%	2.35%	3.07%
Class R6 Shares – Before Taxes	8.53%	2.78%	3.49%
Institutional Service Class Shares – Before Taxes	8.27%	2.55%	3.25%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	8.72%	3.05%	3.75%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Scott Radell	Senior Portfolio Manager	Since 2009
Karen Uyehara	Managing Director and Portfolio Manager	Since 2011
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Fund Summary: Nationwide International Index Fund
Objective
The Nationwide International Index Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.25%	0.17%	0.30%	0.08%	0.24%
Total Annual Fund Operating Expenses	0.75%	1.42%	1.05%	0.33%	0.49%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$647	$801	$968	$1,452
Class C Shares	245	449	776	1,702
Class R Shares	107	334	579	1,283
Class R6 Shares	34	106	185	418
Institutional Service Class Shares	50	157	274	616
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$145	$449	$776	$1,702
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.75% of the average value of its portfolio.
6

Fund Summary: Nationwide International Index Fund (cont.)
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes securities of large- and mid-cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE® Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE® Index. The Fund may not, however, invest in all the companies within a country represented in the MSCI EAFE® Index, or in the same weightings as in the MSCI EAFE® Index.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Mid-cap risk– medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.44%	–	3rd qtr. of 2010
Lowest Quarter:	-20.27%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to

7

Fund Summary: Nationwide International Index Fund (cont.)
reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	14.54%	4.06%	4.36%
Class A Shares – After Taxes on Distributions	13.38%	2.84%	3.44%
Class A Shares – After Taxes on Distributions and Sales of Shares	9.36%	2.91%	3.28%
Class C Shares – Before Taxes	19.52%	4.56%	4.30%
Class R Shares – Before Taxes	20.97%	4.98%	4.78%
Class R6 Shares – Before Taxes	22.07%	5.72%	5.41%
Institutional Service Class Shares – Before Taxes	21.73%	5.52%	5.17%
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.01%	5.67%	5.50%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Alan Mason	Managing Director	Since 2014
Rachel Aguirre	Managing Director, Senior Portfolio Manager	Since 2016
Jennifer Hsui, CFA	Managing Director, Portfolio Manager	Since 2019
Amy Whitelaw	Managing Director, Portfolio Manager	Since 2019
Suzanne Henige, CFA	Director	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Fund Summary: Nationwide Mid Cap Market Index Fund
Objective
The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.24%	0.17%	0.31%	0.09%	0.30%
Total Annual Fund Operating Expenses	0.69%	1.37%	1.01%	0.29%	0.50%
Fee Waiver/Expense Reimbursement(1)	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.68%	1.36%	1.00%	0.28%	0.49%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.01% of the management fee to which the Adviser would otherwise be entitled until February 28, 2021. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$640	$782	$936	$1,383
Class C Shares	238	433	749	1,645
Class R Shares	102	321	557	1,235
Class R6 Shares	29	92	162	367
Institutional Service Class Shares	50	159	279	627
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$138	$433	$749	$1,645
9

Fund Summary: Nationwide Mid Cap Market Index Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.22% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes approximately 400 stocks of mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Mid-cap risk– medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	14.27%	–	1st qtr. of 2019
Lowest Quarter:	-20.01%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for

10

Fund Summary: Nationwide Mid Cap Market Index Fund (cont.)
Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	18.10%	7.02%	11.29%
Class A Shares – After Taxes on Distributions	16.69%	4.11%	9.16%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.69%	5.01%	8.94%
Class C Shares – Before Taxes	23.47%	7.58%	11.23%
Class R Shares – Before Taxes	24.98%	7.98%	11.72%
Class R6 Shares – Before Taxes	25.85%	8.75%	12.41%
Institutional Service Class Shares – Before Taxes	25.60%	8.53%	12.16%
S&P MidCap 400® Index (The Index does not pay sales charges, fees, expenses or taxes.)	26.20%	9.03%	12.72%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Alan Mason	Managing Director	Since 2014
Rachel Aguirre	Managing Director, Senior Portfolio Manager	Since 2016
Jennifer Hsui, CFA	Managing Director, Portfolio Manager	Since 2019
Amy Whitelaw	Managing Director, Portfolio Manager	Since 2019
Suzanne Henige, CFA	Director	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Fund Summary: Nationwide S&P 500 Index Fund
Objective
The Nationwide S&P 500 Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Service Class Shares	Class R6 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.15%	None	None
Other Expenses	0.27%	0.15%	0.30%	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.64%	1.27%	0.92%	0.60%	0.45%	0.20%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$768	$911	$1,327
Class C Shares	229	403	697	1,534
Class R Shares	94	293	509	1,131
Service Class Shares	61	192	335	750
Institutional Service Class Shares	46	144	252	567
Class R6 Shares	20	64	113	255
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$129	$403	$697	$1,534
12

Fund Summary: Nationwide S&P 500 Index Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.25% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index. The Fund does not necessarily invest in all of the securities included in the S&P 500 Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	13.51%	–	1st qtr. of 2019
Lowest Quarter:	-14.02%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

13

Fund Summary: Nationwide S&P 500 Index Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	23.18%	9.71%	12.22%
Class A Shares – After Taxes on Distributions	21.43%	7.33%	10.53%
Class A Shares – After Taxes on Distributions and Sales of Shares	14.91%	7.16%	9.76%
Class C Shares – Before Taxes	28.90%	10.33%	12.19%
Class R Shares – Before Taxes	30.41%	10.78%	12.58%
Service Class Shares – Before Taxes	30.77%	11.07%	12.91%
Class R6 Shares – Before Taxes	31.23%	11.51%	13.36%
Institutional Service Class Shares – Before Taxes	30.93%	11.24%	13.08%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	13.56%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Alan Mason	Managing Director	Since 2014
Rachel Aguirre	Managing Director, Senior Portfolio Manager	Since 2016
Jennifer Hsui, CFA	Managing Director, Portfolio Manager	Since 2019
Amy Whitelaw	Managing Director, Portfolio Manager	Since 2019
Suzanne Henige, CFA	Director	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class $50,000
Service Class: $25,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class, Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Fund Summary: Nationwide Small Cap Index Fund
Objective
The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.31%	0.23%	0.37%	0.14%	0.39%
Total Annual Fund Operating Expenses	0.75%	1.42%	1.06%	0.33%	0.58%
Fee Waiver/Expense Reimbursement(1),(2)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	1.37%	1.01%	0.28%	0.53%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.02% of the management fee to which the Adviser would otherwise be entitled until February 28, 2021. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.
(2)	The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 0.28% until at least February 28, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee
15

Fund Summary: Nationwide Small Cap Index Fund (cont.)
waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$796	$963	$1,447
Class C Shares	239	444	772	1,698
Class R Shares	103	332	580	1,290
Class R6 Shares	29	101	180	413
Institutional Service Class Shares	54	181	319	721
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$139	$444	$772	$1,698
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.17% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000® Index before the deduction of Fund expenses. The Russell 2000® Index is composed of approximately 2,000 common stocks of small-cap U.S. companies in a wide range of businesses. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000® Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000® Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Small-cap risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

16

Fund Summary: Nationwide Small Cap Index Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	16.10%	–	4th qtr. of 2010
Lowest Quarter:	-21.98%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	17.69%	6.43%	10.66%
Class A Shares – After Taxes on Distributions	15.69%	2.64%	8.09%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.79%	4.39%	8.30%
Class C Shares – Before Taxes	23.02%	6.97%	10.60%
Class R Shares – Before Taxes	24.43%	7.47%	11.14%
Class R6 Shares – Before Taxes	25.53%	8.16%	11.78%
Institutional Service Class Shares – Before Taxes	25.20%	7.91%	11.52%
Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	25.52%	8.23%	11.83%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Alan Mason	Managing Director	Since 2014
Rachel Aguirre	Managing Director, Senior Portfolio Manager	Since 2016
Jennifer Hsui, CFA	Managing Director, Portfolio Manager	Since 2019
Amy Whitelaw	Managing Director, Portfolio Manager	Since 2019
Suzanne Henige, CFA	Director	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a

17

Fund Summary: Nationwide Small Cap Index Fund (cont.)
tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
18

Fund Summary: Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Objective
The Nationwide Ziegler NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca Tech 100SM Index before deducting for Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 37 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 100 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.19%	0.19%	0.10%	0.21%
Total Annual Fund Operating Expenses	0.71%	1.46%	0.37%	0.48%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$643	$789	$947	$1,407
Class C Shares	249	462	797	1,746
Class R6 Shares	38	119	208	468
Institutional Service Class Shares	49	154	269	604
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$149	$462	$797	$1,746
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.57% of the average value of its portfolio.
19

Fund Summary: Nationwide Ziegler NYSE Arca Tech 100 Index Fund (cont.)
Principal Investment Strategies
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. The market capitalizations of the companies in the NYSE Arca Tech 100 Index range from small- to large-capitalization companies.
To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all (at least 90%) of its net assets in nearly all of the component equity securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Concentration risk– the risk associated with exposure to any one industry or sector. Because the technology sector constitutes a large percentage of the NYSE Arca Tech 100 Index, the Fund focuses its investments (i.e., invests more than 25% of its total assets) in the technology sector. This sector concentration exposes the Fund to risks associated with economic conditions in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.
Smaller companies risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark NYSE Arca Tech 100 Index Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

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Fund Summary: Nationwide Ziegler NYSE Arca Tech 100 Index Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	21.08%	–	1st qtr. of 2012
Lowest Quarter:	-15.49%	–	4th qtr. of 2018
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	25.99%	12.88%	15.34%
Class A Shares – After Taxes on Distributions	25.38%	12.33%	15.03%
Class A Shares – After Taxes on Distributions and Sales of Shares	15.79%	10.20%	12.97%
Class C Shares – Before Taxes	31.66%	13.38%	15.21%
Class R6 Shares – Before Taxes	34.13%	14.63%	16.37%
Institutional Service Class Shares – Before Taxes	33.99%	14.49%	16.28%
NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.)	34.76%	15.20%	17.15%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Ziegler Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
Donald J. Nesbitt, CFA	Chief Investment Officer and Senior Portfolio Manager	Since 2002
Christian J. Greiner, CFA	Senior Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

21

Fund Summary: Nationwide Ziegler NYSE Arca Tech 100 Index Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
22

How the Funds Invest: Nationwide Bond Index Fund
Objective
The Nationwide Bond Index Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses. This objective may be changed by the Nationwide Mutual Funds’ (the “Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the Aggregate Bond Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types, including:
•corporate bonds issued by U.S. and foreign companies;
•U.S. government securities;
•mortgage-backed securities;
•securities of foreign governments and their agencies and
•securities of supranational entities, such as the World Bank.
The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations. The Fund may purchase securities on a when-issued basis, and it also may purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.
Foreign government and corporate bonds included in the Index are denominated in U.S. dollars. All fixed-income securities purchased are determined to be investment grade by a rating agency at the time of investment. The subadviser monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.
The Aggregate Bond Index is a market-weighted index comprising approximately 8,200 dollar-denominated investment grade bonds with maturities greater than one year. Bloomberg selects bonds for the Aggregate Bond Index based on its criteria for the Index and does not evaluate whether any particular bond is an attractive investment. Bloomberg Barclays may periodically update the Aggregate Bond Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes. Individuals cannot invest directly in an index.
Key Terms:
Duration – a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.
U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

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How the Funds Invest: Nationwide Bond Index Fund (cont.)
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, DELAYED-DELIVERY RISK, FOREIGN SECURITIES RISK, INDEX FUND RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MORTGAGE-BACKED SECURITIES RISK, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.
24

How the Funds Invest: Nationwide International Index Fund
Objective
The Nationwide International Index Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the MSCI EAFE Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index.
The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole.
The MSCI EAFE Index is composed of equity securities of large- and mid-cap companies (i.e., those with market capitalizations that ranged from $2 billion to $312.4 billion as of December 31, 2019) from various industries whose primary trading markets are in developed markets outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country’s relative market capitalization, and not its gross domestic product, which means that countries with larger capital markets (such as Japan and the United Kingdom) will have the greatest effect on the Index’s performance. Individuals cannot invest directly in an index.
MSCI chooses the stocks in the MSCI EAFE Index based on factors including, among others, market capitalization, trading activity and the overall mix of industries represented in the Index. The MSCI EAFE Index generally is considered to broadly represent the performance of stocks traded in developed international markets. Inclusion of a stock in the MSCI EAFE Index does not mean that MSCI believes the stock to be an attractive investment. MSCI may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the Index.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, INDEX FUND RISK, MARKET AND SELECTION RISKS and MID-CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

25

How the Funds Invest: Nationwide Mid Cap Market Index Fund
Objective
The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) as closely as possible before the deduction of Fund expenses. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the S&P MidCap 400 Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the S&P MidCap 400 Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index.
The Fund does not necessarily invest in all of the securities in the S&P MidCap 400 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P MidCap 400 Index as a whole. As of December 31, 2019, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $1.1 billion to $12.6 billion.
The S&P MidCap 400 Index is composed of approximately 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and generally is considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P MidCap 400 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s selects stocks for the S&P MidCap 400 Index based on a number of factors, including market capitalization, liquidity, financial viability and industry representation, and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P MidCap 400 Index, at which time there may be substantial changes in the composition of the Index. Individuals cannot invest directly in an index.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, INDEX FUND RISK, MARKET AND SELECTION RISKS and MID-CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

26

How the Funds Invest: Nationwide S&P 500 Index Fund
Objective
The Nationwide S&P 500 Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”). This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the S&P 500 Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.
The Fund does not necessarily invest in all of the securities in the S&P 500 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500 Index as a whole. As of December 31, 2019, the market capitalizations of companies in the S&P 500 Index ranged from $4.6 billion to $1.3 trillion.
The S&P 500 Index is composed of approximately 500 common stocks selected by Standard & Poor’s, most of which are listed on the New York Stock Exchange or NASDAQ. The S&P 500 Index generally is considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500 Index is made up of foreign companies that have a large U.S. presence. The S&P 500 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s selects stocks for the S&P 500 Index based on a number of factors, including market capitalization, liquidity, financial viability and industry representation, and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 500 Index, at which time there may be substantial changes in the composition of the Index. Individuals cannot invest directly in an index.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, INDEX FUND RISK and MARKET AND SELECTION RISKS, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

27

How the Funds Invest: Nationwide Small Cap Index Fund
Objective
The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the Russell 2000 Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors.
The Fund does not necessarily invest in all of the securities in the Russell 2000 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 Index as a whole. As of December 31, 2019, the market capitalization of the largest company in the Russell 2000 Index was $8.3 billion.
The Russell 2000 Index is composed of the 1,001st through 3,000th largest U.S. companies ranked by market capitalization, as determined by the Frank Russell Company. The Russell 2000 Index represents stocks issued by smaller U.S. companies in a wide range of businesses, and generally is considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Russell 2000 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Inclusion of a stock in the Russell 2000 Index does not mean that the Frank Russell Company believes the stock to be an attractive investment. Individuals cannot invest directly in an index.
The Frank Russell Company updates the Russell 2000 Index once annually, at which time there may be substantial changes in the composition of the Index. Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the Index until the annual update.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, INDEX FUND RISK, MARKET AND SELECTION RISKS, SECTOR RISK and SMALL-CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

28

HOW THE FUNDS INVEST: Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Objective
The Nationwide Ziegler NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca Tech 100 Index before deducting for Fund expenses. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. The market capitalizations of the companies in the NYSE Arca Tech 100 Index range from small- to large-capitalization companies. As of December 31, 2019, the market capitalizations for companies included in the NYSE Arca Tech 100 Index ranged from approximately $916.4 million to $1.3 trillion.
To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all (at least 90%) of its net assets in nearly all of the component equity securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund’s investments in the securities included in the NYSE Arca Tech 100 Index may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot immediately invest, or the subadviser determines it would be imprudent to immediately invest, in securities included in the NYSE Arca Tech 100 Index.
The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONCENTRATION RISK, EQUITY SECURITIES RISK, INDEX FUND RISK, MARKET AND SELECTION RISKS and SMALLER COMPANIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 30.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

29

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Concentration risk – (Nationwide Ziegler NYSE Arca Tech 100 Index Fund) the risk associated with exposure to any one industry or sector. The Fund focuses its investments (i.e., invests more than 25% of its net assets) in the technology sector. This sector concentration exposes the Fund to risks associated with economic conditions in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.
Credit risk – (Nationwide Bond Index Fund) the risk that the issuer of a debt security may default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities the Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by the Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by the Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.
Delayed-delivery risk – (Nationwide Bond Index Fund) the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund loses the investment opportunity for

30

Risks of Investing in the Funds (cont.)
the assets it set aside to pay for the security and any gain in the security’s price.
Equity securities risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – (Nationwide International Index Fund) foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Foreign government debt securities – (Nationwide Bond Index Fund) a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not

31

Risks of Investing in the Funds (cont.)
listed on an exchange and therefore may be considered to be illiquid securities.
Index fund risk –the Funds do not use defensive strategies or attempt to reduce their exposures to poor performing securities. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another mutual fund that does attempt to hedge against such market declines. Also, correlation between a Fund’s performance and that of its target index may be negatively affected by such factors as:
•failure to fully replicate its target index;
•changes in the composition of the target index;
•the timing of purchase and redemption of the Fund’s shares and
•the Fund’s operating expenses.
Unlike an index fund, an index has no operating or other expenses. As a result, even though an index fund attempts to track its target index as closely as possible, it will tend to underperform the index to some degree over time.
Interest rate risk – (Nationwide Bond Index Fund) prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and may cause the value of the Fund's investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Liquidity risk – (Nationwide Bond Index Fund) the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities. Funds that invest in non-investment grade fixed income securities, small- and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities or other instruments selected by a Fund's subadviser(s) will underperform the markets, the relevant indexes or the securities or other instruments selected by other funds with similar investment objectives and investment strategies.
Mid-cap risk – see “Smaller companies risk.”
Mortgage-backed securities risk – (Nationwide Bond Index Fund) these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

32

Risks of Investing in the Funds (cont.)
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities generally have higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Portfolio turnover risk – (Nationwide Bond Index Fund) the Fund’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund’s shareholders.
Prepayment and call risk – (Nationwide Bond Index Fund) the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces the Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If the Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.
Sector risk – (Nationwide Small Cap Index Fund) investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Small-cap risk – see “Smaller companies risk.”
Smaller companies risk – in general, stocks of smaller and medium-sized companies (including micro- and mid-cap companies) trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund’s investment in a small- or mid-cap company may lose substantial value. Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.
U.S. government securities risk – (Nationwide Bond Index Fund) not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or in anticipation of possible redemptions, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form

33

Risks of Investing in the Funds (cont.)
N-PORT with the U.S. Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.
34

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
BLACKROCK INVESTMENT MANAGEMENT, LLC (“BlackRock”), located at 1 University Square Dr., Princeton, NJ 08540, is the subadviser to the Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund. BlackRock is a registered investment adviser and a commodity pool operator and was organized in 1999. BlackRock is an indirect wholly owned subsidiary of BlackRock, Inc.
ZIEGLER CAPITAL MANAGEMENT, LLC (“ZIEGLER”), located at 70 West Madison Street, Suite 2400, Chicago, IL 60602, is the subadviser to the Nationwide Ziegler NYSE Arca Tech 100 Index Fund. Ziegler is a registered investment adviser and is organized as a Wisconsin limited liability company. Ziegler is a wholly owned subsidiary of Stifel Financial Corporation. As of December 31, 2019, Ziegler had approximately $12.4 billion in assets under management. Ziegler (and its predecessors) have been providing investment management services since 1991.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' semiannual report to shareholders, which will cover the period ending April 30, 2020.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2019, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
Nationwide Bond Index Fund	0.17%
Nationwide International Index Fund	0.25%
Nationwide Mid Cap Market Index Fund	0.19%
Nationwide S&P 500 Index Fund	0.12%
Nationwide Small Cap Index Fund	0.14%
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	0.27%
Portfolio Management
Nationwide Bond Index Fund
The Fund is managed by a team comprising Scott Radell and Karen Uyehara. Mr. Radell and Ms. Uyehara jointly and primarily are responsible for the day-today management of the Fund and the selection of the Fund’s investments.
Mr. Radell is a senior portfolio manager of BlackRock, which he joined in 2003.
Ms. Uyehara is a Managing Director and member of the Model-Based Fixed Income Portfolio Management Group of BlackRock, which she joined in 2010.
Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Each Fund is managed by a team comprising Alan Mason, Rachel Aguirre, Jennifer Hsui, CFA, Amy Whitelaw and Suzanne Henige, CFA. This team is responsible for the day-to-day management of the Funds and the selection of the Funds’ investments.
Mr. Mason is a Managing Director and Global Co-Head of Investments, Products, and Markets within BlackRock. His service with the firm dates back to 1991, including his years with BGI, which merged with BlackRock in 2009.
Mrs. Aguirre is a Managing Director and Senior Portfolio Manager and is the Head of the ETF & Index Investments’ Developed Markets Portfolio Management team. Ms. Aguirre’s service with the firm dates back to 2005, including her years with BGI, which merged with BlackRock in 2009.
Ms. Hsui is a Managing Director and Head of the iShares Emerging Markets Funds. Her service with the firm dates back to 2006.
Ms. Whitelaw is a Managing Director and Head of the ETF iShares Index Equity team. Her service with the firm dates back to 1999.
Mrs. Henige is a Director and member of BlackRock’s Index Equity Portfolio Management team. Her service with the firm dates back to 2009.

35

Fund Management (cont.)
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Donald J. Nesbitt, CFA, and Christian J. Greiner, CFA, are responsible for the day-to-day management of the Fund.
Mr. Nesbitt is a Senior Portfolio Manager and Chief Investment Officer of Ziegler’s Select Equity Group. He joined Ziegler in 2002.
Mr. Greiner is a Senior Portfolio Manager. He joined Ziegler in 2003.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Funds managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.
36

Investing with Nationwide Funds
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. More information about purchasing shares through certain financial intermediaries appears in Appendix A to this Prospectus.
In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Your financial intermediary can help you to decide which share class is best suited to your needs. In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A and Class C shares are available to all investors. Class R, Class R6, Institutional Service Class and Service Class shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A or Class C shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial intermediary can help you with this decision.
Share Classes Available to All Investors
Class A Shares
Class A shares are subject to a front-end sales charge of 5.75% (2.25% for the Nationwide Bond Index Fund) of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares for all Funds (except Nationwide Bond Index Fund)
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
Front-End Sales Charges for Class A Shares for Nationwide Bond Index Fund
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 to $499,999	1.25	1.27	1.00
$500,000 or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in the Fund;
•investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;

37

Investing with Nationwide Funds (cont.)
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
• any investor who purchases Class A shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation (“ROA”). To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege (also known as a Right of Reinstatement). Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 ($100,000 for Nationwide Bond Index Fund) in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. These additional sales charges would be equal to any applicable front-end sales charges that would have been paid on the shares already purchased, had there been no Letter of Intent.
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares of the Funds (or $500,000 or more for the Nationwide Bond Index Fund), have no front-end sales charge. You can purchase $1 million or more (or $500,000 or more, as applicable) in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to

38

Investing with Nationwide Funds (cont.)
your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (all Funds except Nationwide Bond Index Fund)
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares (Nationwide Bond Index Fund)
Amount of Purchase	$500,000 or more
If sold within	18 months
Amount of CDSC	0.75%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $1 million (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” below for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
The CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRAs after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata

39

Investing with Nationwide Funds (cont.)
basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to this Prospectus.
Share Classes Available Only to Institutional Accounts
The Funds offer Class R, Institutional Service Class, Class R6 and Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
• high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•current or former Trustees of the Trust or
•current holders of Class R6 shares of any Nationwide Fund.
Except as noted below, Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class and Service Class Shares
Institutional Service Class and Service Class shares are sold without a sales charge. Institutional Service Class shares are not subject to Rule 12b-1 fees. Institutional Service Class and Service Class shares are subject to a maximum annual administrative services fee of 0.25%. Institutional Service Class and Service Class shares are available for purchase only by the following:

40

Investing with Nationwide Funds (cont.)
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).
Institutional Service Class and Class R6 shares also may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Service Class or Class R6 shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C, Class R and Service Class shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class and Class R6 shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C,
Class R and Service Class shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% of which may be a service fee)
Class R shares	0.50% (0.25% of which may be either a distribution or a service fee)
Service Class shares	0.15% (distribution or service fee)
Administrative Services Fees
Class A, Class C, Class R, Institutional Service Class and Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A, Class C, Class R and Service Class shares, as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class C, Class R, Institutional Service Class and Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Bond Index Fund Class A, Class C, Class R and Institutional Service Class shares: 0.17%, 0.10%, 0.25% and 0.25%, respectively.
Nationwide International Index Fund Class A, Class C, Class R and Institutional Service Class shares: 0.17%, 0.09%, 0.22% and 0.16%, respectively.
Nationwide Mid Cap Market Index Fund Class A, Class C, Class R and Institutional Service Class shares: 0.15%, 0.08%, 0.22% and 0.21%, respectively.
Nationwide S&P 500 Index Fund Class A, Class C, Class R, Institutional Service Class and Service Class shares: 0.19%, 0.07%, 0.22%, 0.25% and 0.25%, respectively.
Nationwide Small Cap Index Fund Class A, Class C, Class R and Institutional Service Class shares: 0.17%, 0.09%, 0.23% and 0.25%, respectively.
Nationwide Ziegler NYSE Arca Tech 100 Index Fund Class A, Class C and Institutional Service Class shares: 0.09%, 0.09% and 0.11%, respectively.

41

Investing with Nationwide Funds (cont.)
Because these fees are paid out of a Fund’s Class A, Class C, Class R, Institutional Service Class and Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

42

Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either lnstitutional Service Class or Class R6 shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s net asset value (“NAV”) to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
43

Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Equity securities generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s
NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to a Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.

44

Investing with Nationwide Funds (cont.)
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.
Minimum Investments

Class A Shares and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional Investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional Investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional Investments	No Minimum
Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional Investments	No Minimum
Service Class Shares
To open an account	$25,000 (per Fund)
Additional Investments	No Minimum
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.

45

Investing with Nationwide Funds (cont.)
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
•you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares .
No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund, and between Service Class shares of the Funds and Service Class shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash. Securities received from in-kind redemptions are subject to market

46

Investing with Nationwide Funds (cont.)
risk until they are sold. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, their subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at

47

Investing with Nationwide Funds (cont.)
their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
48

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Nationwide Bond Index Fund expects to declare daily and distribute its net investment income, if any, to shareholders as dividends monthly. Each of the Nationwide International Index Fund, the Nationwide Mid Cap Market Index Fund, the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund and Nationwide Ziegler NYSE Arca Tech 100 Index Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax or applicable tax reporting). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to

49

Distributions and Taxes (cont.)
do so, then any foreign taxes it pays on these investments may be passed through to you pro rata as a foreign tax credit.
Selling or Exchanging Shares
Selling or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term capital gains tax rates generally are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with

50

Distributions and Taxes (cont.)
appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.
51

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
52

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31 , or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges).
Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
53

FINANCIAL HIGHLIGHTS: NATIONWIDE BOND INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$10.51	0.25	0.87	1.12	(0.26)	–	(0.26)	$11.37	10.75%	$226,260,387	0.66%	2.24%	0.67%	98.29%
Year Ended October 31, 2018	$11.04	0.22	(0.51)	(0.29)	(0.24)	–	(0.24)	$10.51	(2.68%)	$188,895,228	0.67%	2.08%	0.67%	163.27%
Year Ended October 31, 2017	$11.25	0.20	(0.19)	0.01	(0.21)	(0.01)	(0.22)	$11.04	0.17%	$213,022,268	0.67%	1.77%	0.67%	213.42%
Year Ended October 31, 2016	$11.14	0.20	0.20	0.40	(0.23)	(0.06)	(0.29)	$11.25	3.63%	$185,557,723	0.67%	1.81%	0.67%	147.02%
Year Ended October 31, 2015	$11.31	0.18	(0.03)	0.15	(0.20)	(0.12)	(0.32)	$11.14	1.36%	$206,342,539	0.66%	1.64%	0.66%	297.27%
Class C Shares
Year Ended October 31, 2019	$10.50	0.17	0.88	1.05	(0.18)	–	(0.18)	$11.37	10.11%	$ 1,037,563	1.34%	1.55%	1.36%	98.29%
Year Ended October 31, 2018	$11.04	0.15	(0.53)	(0.38)	(0.16)	–	(0.16)	$10.50	(3.43%)	$ 1,149,194	1.35%	1.38%	1.35%	163.27%
Year Ended October 31, 2017	$11.25	0.12	(0.18)	(0.06)	(0.14)	(0.01)	(0.15)	$11.04	(0.51%)	$ 1,938,975	1.35%	1.09%	1.35%	213.42%
Year Ended October 31, 2016	$11.14	0.13	0.19	0.32	(0.15)	(0.06)	(0.21)	$11.25	2.95%	$ 2,264,316	1.33%	1.13%	1.33%	147.02%
Year Ended October 31, 2015	$11.31	0.11	(0.04)	0.07	(0.12)	(0.12)	(0.24)	$11.14	0.68%	$ 1,603,592	1.34%	0.95%	1.34%	297.27%
Class R6 Shares (g)
Year Ended October 31, 2019	$10.48	0.29	0.88	1.17	(0.30)	–	(0.30)	$11.35	11.34%	$629,549,890	0.24%	2.66%	0.26%	98.29%
Year Ended October 31, 2018	$11.02	0.27	(0.53)	(0.26)	(0.28)	–	(0.28)	$10.48	(2.38%)	$580,461,810	0.26%	2.48%	0.26%	163.27%
Year Ended October 31, 2017	$11.23	0.24	(0.18)	0.06	(0.26)	(0.01)	(0.27)	$11.02	0.58%	$820,367,755	0.26%	2.19%	0.26%	213.42%
Year Ended October 31, 2016	$11.11	0.25	0.20	0.45	(0.27)	(0.06)	(0.33)	$11.23	4.16%	$712,093,601	0.26%	2.22%	0.26%	147.02%
Year Ended October 31, 2015	$11.29	0.23	(0.04)	0.19	(0.25)	(0.12)	(0.37)	$11.11	1.69%	$803,043,994	0.25%	2.05%	0.25%	297.27%
Institutional Service Class Shares
Year Ended October 31, 2019	$10.48	0.26	0.89	1.15	(0.28)	–	(0.28)	$11.35	11.06%	$ 7,394,273	0.49%	2.40%	0.51%	98.29%
Year Ended October 31, 2018	$11.02	0.25	(0.53)	(0.28)	(0.26)	–	(0.26)	$10.48	(2.59%)	$ 3,157,381	0.50%	2.31%	0.50%	163.27%
Period Ended October 31, 2017 (h)	$10.92	0.23	0.10	0.33	(0.22)	(0.01)	(0.23)	$11.02	3.07%	$ 171,472	0.45%	2.27%	0.45%	213.42%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.
54

FINANCIAL HIGHLIGHTS: NATIONWIDE INTERNATIONAL INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Year Ended October 31, 2019	$7.57	0.20	0.54	0.74	(0.29)	(0.17)	(0.46)	$7.85	10.47%	$ 191,579,164	0.74%	2.65%	0.74%	3.75%
Year Ended October 31, 2018	$8.72	0.20	(0.82)	(0.62)	(0.22)	(0.31)	(0.53)	$7.57	(7.62%)	$ 198,583,745	0.71%	2.39%	0.71%	9.38%
Year Ended October 31, 2017	$7.25	0.18	1.48	1.66	(0.17)	(0.02)	(0.19)	$8.72	23.17%	$ 190,918,580	0.71%	2.29%	0.71%	6.07%
Year Ended October 31, 2016	$7.75	0.18	(0.42)	(0.24)	(0.19)	(0.07)	(0.26)	$7.25	(3.13%)	$ 154,817,735	0.72%	2.55%	0.72%	6.09%
Year Ended October 31, 2015	$8.14	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)	$7.75	(1.78%)	$ 170,696,771	0.70%	2.50%	0.70%	6.69%
Class C Shares
Year Ended October 31, 2019	$7.08	0.14	0.50	0.64	(0.23)	(0.17)	(0.40)	$7.32	9.75%	$ 2,888,515	1.42%	1.97%	1.42%	3.75%
Year Ended October 31, 2018	$8.21	0.13	(0.75)	(0.62)	(0.20)	(0.31)	(0.51)	$7.08	(8.18%)	$ 3,880,028	1.38%	1.70%	1.38%	9.38%
Year Ended October 31, 2017	$6.84	0.11	1.40	1.51	(0.12)	(0.02)	(0.14)	$8.21	22.36%	$ 6,139,114	1.39%	1.53%	1.39%	6.07%
Year Ended October 31, 2016	$7.34	0.13	(0.41)	(0.28)	(0.15)	(0.07)	(0.22)	$6.84	(3.83%)	$ 5,729,070	1.39%	1.92%	1.39%	6.09%
Year Ended October 31, 2015	$7.73	0.15	(0.33)	(0.18)	(0.18)	(0.03)	(0.21)	$7.34	(2.41%)	$ 5,592,927	1.38%	1.98%	1.38%	6.69%
Class R Shares
Year Ended October 31, 2019	$7.55	0.18	0.54	0.72	(0.26)	(0.17)	(0.43)	$7.84	10.29%	$ 10,553,339	1.04%	2.34%	1.04%	3.75%
Year Ended October 31, 2018	$8.71	0.18	(0.82)	(0.64)	(0.21)	(0.31)	(0.52)	$7.55	(7.88%)	$ 7,413,682	1.02%	2.11%	1.02%	9.38%
Year Ended October 31, 2017	$7.25	0.14	1.49	1.63	(0.15)	(0.02)	(0.17)	$8.71	22.78%	$ 5,734,302	0.99%	1.72%	0.99%	6.07%
Year Ended October 31, 2016	$7.75	0.16	(0.42)	(0.26)	(0.17)	(0.07)	(0.24)	$7.25	(3.37%)	$ 3,019,089	1.00%	2.27%	1.00%	6.09%
Year Ended October 31, 2015	$8.15	0.19	(0.36)	(0.17)	(0.20)	(0.03)	(0.23)	$7.75	(2.11%)	$ 3,422,400	0.95%	2.33%	0.95%	6.69%
Class R6 Shares (f)
Year Ended October 31, 2019	$7.62	0.23	0.55	0.78	(0.33)	(0.17)	(0.50)	$7.90	11.02%	$1,128,270,647	0.32%	3.02%	0.32%	3.75%
Year Ended October 31, 2018	$8.76	0.23	(0.81)	(0.58)	(0.25)	(0.31)	(0.56)	$7.62	(7.22%)	$1,234,310,025	0.31%	2.74%	0.31%	9.38%
Year Ended October 31, 2017	$7.29	0.21	1.48	1.69	(0.20)	(0.02)	(0.22)	$8.76	23.51%	$1,345,318,673	0.31%	2.64%	0.31%	6.07%
Year Ended October 31, 2016	$7.79	0.22	(0.43)	(0.21)	(0.22)	(0.07)	(0.29)	$7.29	(2.71%)	$1,578,665,493	0.31%	2.98%	0.31%	6.09%
Year Ended October 31, 2015	$8.18	0.23	(0.34)	(0.11)	(0.25)	(0.03)	(0.28)	$7.79	(1.36%)	$1,581,115,104	0.30%	2.90%	0.30%	6.69%
Institutional Service Class Shares
Year Ended October 31, 2019	$7.61	0.22	0.54	0.76	(0.31)	(0.17)	(0.48)	$7.89	10.78%	$ 7,532,401	0.49%	2.96%	0.49%	3.75%
Year Ended October 31, 2018	$8.76	0.22	(0.82)	(0.60)	(0.24)	(0.31)	(0.55)	$7.61	(7.40%)	$ 6,111,411	0.47%	2.61%	0.47%	9.38%
Period Ended October 31, 2017 (g)	$7.26	0.14	1.58	1.72	(0.20)	(0.02)	(0.22)	$8.76	23.97%	$ 1,274,712	0.40%	1.80%	0.40%	6.07%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.
55

FINANCIAL HIGHLIGHTS: NATIONWIDE MID CAP MARKET INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$17.09	0.15	0.81	0.96	(0.21)	(2.63)	(2.84)	$15.21	8.25%	$273,120,931	0.67%	1.00%	0.68%	16.22% (g)
Year Ended October 31, 2018	$19.31	0.17	(0.01)	0.16	(0.19)	(2.19)	(2.38)	$17.09	0.38%	$289,155,394	0.67%	0.95%	0.68%	21.84%
Year Ended October 31, 2017	$17.24	0.17	3.55	3.72	(0.15)	(1.50)	(1.65)	$19.31	22.61%	$350,705,458	0.68%	0.91%	0.69%	17.86%
Year Ended October 31, 2016	$18.60	0.16	0.67	0.83	(0.14)	(2.05)	(2.19)	$17.24	5.54%	$300,822,709	0.69%	0.94%	0.69%	18.89%
Year Ended October 31, 2015	$19.62	0.16	0.31	0.47	(0.19)	(1.30)	(1.49)	$18.60	2.77%	$299,007,777	0.68%	0.82%	0.68%	18.60%
Class C Shares
Year Ended October 31, 2019	$15.74	0.04	0.72	0.76	(0.14)	(2.63)	(2.77)	$13.73	7.55%	$ 15,300,757	1.36%	0.33%	1.37%	16.22% (g)
Year Ended October 31, 2018	$17.99	0.04	0.01	0.05	(0.11)	(2.19)	(2.30)	$15.74	(0.28%)	$ 19,195,288	1.35%	0.26%	1.36%	21.84%
Year Ended October 31, 2017	$16.21	–	3.38	3.38	(0.10)	(1.50)	(1.60)	$17.99	21.79%	$ 21,434,484	1.36%	0.22%	1.37%	17.86%
Year Ended October 31, 2016	$17.66	0.04	0.62	0.66	(0.06)	(2.05)	(2.11)	$16.21	4.78%	$ 12,418,406	1.37%	0.26%	1.37%	18.89%
Year Ended October 31, 2015	$18.72	0.02	0.32	0.34	(0.10)	(1.30)	(1.40)	$17.66	2.11%	$ 12,090,140	1.35%	0.13%	1.35%	18.60%
Class R Shares
Year Ended October 31, 2019	$16.85	0.10	0.80	0.90	(0.17)	(2.63)	(2.80)	$14.95	7.96%	$ 20,785,845	0.99%	0.69%	1.00%	16.22% (g)
Year Ended October 31, 2018	$19.09	0.12	(0.02)	0.10	(0.15)	(2.19)	(2.34)	$16.85	0.03%	$ 24,648,569	0.97%	0.64%	0.98%	21.84%
Year Ended October 31, 2017	$17.07	0.11	3.53	3.64	(0.12)	(1.50)	(1.62)	$19.09	22.31%	$ 25,705,173	0.96%	0.62%	0.97%	17.86%
Year Ended October 31, 2016	$18.45	0.11	0.66	0.77	(0.10)	(2.05)	(2.15)	$17.07	5.22%	$ 15,066,654	0.96%	0.65%	0.97%	18.89%
Year Ended October 31, 2015	$19.45	0.11	0.31	0.42	(0.12)	(1.30)	(1.42)	$18.45	2.48%	$ 10,748,707	0.95%	0.57%	0.95%	18.60%
Class R6 Shares (h)
Year Ended October 31, 2019	$17.38	0.22	0.83	1.05	(0.27)	(2.63)	(2.90)	$15.53	8.74%	$511,164,558	0.27%	1.41%	0.28%	16.22% (g)
Year Ended October 31, 2018	$19.60	0.25	(0.01)	0.24	(0.27)	(2.19)	(2.46)	$17.38	0.78%	$885,016,786	0.26%	1.36%	0.27%	21.84%
Year Ended October 31, 2017	$17.47	0.25	3.61	3.86	(0.23)	(1.50)	(1.73)	$19.60	23.15%	$857,985,640	0.26%	1.34%	0.27%	17.86%
Year Ended October 31, 2016	$18.82	0.23	0.68	0.91	(0.21)	(2.05)	(2.26)	$17.47	5.96%	$888,878,007	0.27%	1.35%	0.27%	18.89%
Year Ended October 31, 2015	$19.83	0.24	0.32	0.56	(0.27)	(1.30)	(1.57)	$18.82	3.21%	$880,952,284	0.27%	1.24%	0.27%	18.60%
Institutional Service Class Shares
Year Ended October 31, 2019	$17.37	0.18	0.83	1.01	(0.23)	(2.63)	(2.86)	$15.52	8.48%	$ 16,189,921	0.48%	1.19%	0.49%	16.22% (g)
Year Ended October 31, 2018	$19.59	0.20	–	0.20	(0.23)	(2.19)	(2.42)	$17.37	0.58%	$ 22,233,251	0.48%	1.10%	0.49%	21.84%
Period Ended October 31, 2017 (i)	$19.23	0.22	1.86	2.08	(0.22)	(1.50)	(1.72)	$19.59	11.76%	$ 2,080,691	0.41%	1.31%	0.43%	17.86%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.
56

FINANCIAL HIGHLIGHTS: NATIONWIDE S&P 500 INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (c)(e)
Class A Shares
Year Ended October 31, 2019	$16.28	0.26	1.51	1.77	(0.27)	(2.00)	(2.27)	$15.78	13.64%	$ 131,342,529	0.64%	1.75%	0.64%	4.25% (f)
Year Ended October 31, 2018	$16.29	0.22	0.85	1.07	(0.25)	(0.83)	(1.08)	$16.28	6.67%	$ 132,086,189	0.59%	1.33%	0.59%	9.63%
Year Ended October 31, 2017	$14.22	0.22	2.88	3.10	(0.22)	(0.81)	(1.03)	$16.29	22.90%	$ 122,699,246	0.59%	1.45%	0.59%	12.07%
Year Ended October 31, 2016	$15.27	0.23	0.28	0.51	(0.22)	(1.34)	(1.56)	$14.22	3.88%	$ 103,686,629	0.60%	1.64%	0.60%	7.87%
Year Ended October 31, 2015	$15.45	0.24 (g)	0.42	0.66	(0.26)	(0.58)	(0.84)	$15.27	4.64%	$ 118,892,195	0.60%	1.59% (g)	0.60%	9.70%
Class C Shares
Year Ended October 31, 2019	$15.92	0.17	1.45	1.62	(0.18)	(2.00)	(2.18)	$15.36	12.85%	$ 51,802,776	1.27%	1.14%	1.27%	4.25% (f)
Year Ended October 31, 2018	$15.95	0.11	0.84	0.95	(0.15)	(0.83)	(0.98)	$15.92	6.04%	$ 46,120,304	1.24%	0.68%	1.24%	9.63%
Year Ended October 31, 2017	$13.95	0.12	2.83	2.95	(0.14)	(0.81)	(0.95)	$15.95	22.11%	$ 39,459,765	1.24%	0.80%	1.24%	12.07%
Year Ended October 31, 2016	$15.02	0.13	0.28	0.41	(0.14)	(1.34)	(1.48)	$13.95	3.20%	$ 28,618,578	1.24%	0.97%	1.24%	7.87%
Year Ended October 31, 2015	$15.22	0.14 (g)	0.41	0.55	(0.17)	(0.58)	(0.75)	$15.02	3.94%	$ 23,616,808	1.23%	0.93% (g)	1.23%	9.70%
Class R Shares
Year Ended October 31, 2019	$16.23	0.24	1.49	1.73	(0.25)	(2.00)	(2.25)	$15.71	13.40%	$ 92,127,960	0.84%	1.59%	0.84%	4.25% (f)
Year Ended October 31, 2018	$16.24	0.19	0.86	1.05	(0.23)	(0.83)	(1.06)	$16.23	6.53%	$ 71,548,247	0.76%	1.16%	0.76%	9.63%
Year Ended October 31, 2017	$14.20	0.16	2.90	3.06	(0.21)	(0.81)	(1.02)	$16.24	22.58%	$ 53,224,497	0.88%	1.07%	0.88%	12.07%
Year Ended October 31, 2016	$15.25	0.20	0.28	0.48	(0.19)	(1.34)	(1.53)	$14.20	3.69%	$ 4,552,978	0.81%	1.41%	0.81%	7.87%
Year Ended October 31, 2015	$15.41	0.20 (g)	0.41	0.61	(0.19)	(0.58)	(0.77)	$15.25	4.26%	$ 2,257,699	0.90%	1.31% (g)	0.90%	9.70%
Class R6 Shares (h)
Year Ended October 31, 2019	$16.43	0.34	1.51	1.85	(0.34)	(2.00)	(2.34)	$15.94	14.09%	$ 168,299,693	0.19%	2.29%	0.19%	4.25% (f)
Year Ended October 31, 2018	$16.42	0.29	0.87	1.16	(0.32)	(0.83)	(1.15)	$16.43	7.19%	$2,047,162,422	0.17%	1.76%	0.17%	9.63%
Year Ended October 31, 2017	$14.33	0.28	2.91	3.19	(0.29)	(0.81)	(1.10)	$16.42	23.36%	$2,034,151,407	0.17%	1.85%	0.17%	12.07%
Year Ended October 31, 2016	$15.37	0.29	0.29	0.58	(0.28)	(1.34)	(1.62)	$14.33	4.38%	$1,650,693,124	0.17%	2.05%	0.17%	7.87%
Year Ended October 31, 2015	$15.55	0.31 (g)	0.42	0.73	(0.33)	(0.58)	(0.91)	$15.37	5.06%	$1,755,329,648	0.17%	2.03% (g)	0.17%	9.70%
Institutional Service Class Shares
Year Ended October 31, 2019	$16.38	0.30	1.51	1.81	(0.30)	(2.00)	(2.30)	$15.89	13.84%	$ 372,474,093	0.45%	1.96%	0.45%	4.25% (f)
Year Ended October 31, 2018	$16.38	0.25	0.86	1.11	(0.28)	(0.83)	(1.11)	$16.38	6.88%	$ 329,181,300	0.42%	1.51%	0.42%	9.63%
Year Ended October 31, 2017	$14.29	0.25	2.90	3.15	(0.25)	(0.81)	(1.06)	$16.38	23.12%	$ 327,009,809	0.42%	1.62%	0.42%	12.07%
Year Ended October 31, 2016	$15.34	0.25	0.28	0.53	(0.24)	(1.34)	(1.58)	$14.29	4.06%	$ 275,979,416	0.42%	1.79%	0.42%	7.87%
Year Ended October 31, 2015	$15.52	0.27 (g)	0.42	0.69	(0.29)	(0.58)	(0.87)	$15.34	4.81%	$ 248,015,509	0.42%	1.77% (g)	0.42%	9.70%
Service Class Shares
Year Ended October 31, 2019	$16.30	0.27	1.50	1.77	(0.27)	(2.00)	(2.27)	$15.80	13.68%	$ 254,150,611	0.60%	1.79%	0.60%	4.25% (f)
Year Ended October 31, 2018	$16.30	0.23	0.86	1.09	(0.26)	(0.83)	(1.09)	$16.30	6.75%	$ 271,668,426	0.57%	1.37%	0.57%	9.63%
Year Ended October 31, 2017	$14.23	0.22	2.89	3.11	(0.23)	(0.81)	(1.04)	$16.30	22.89%	$ 309,107,177	0.57%	1.47%	0.57%	12.07%
Year Ended October 31, 2016	$15.28	0.23	0.28	0.51	(0.22)	(1.34)	(1.56)	$14.23	3.92%	$ 297,628,822	0.57%	1.65%	0.57%	7.87%
Year Ended October 31, 2015	$15.46	0.25 (g)	0.42	0.67	(0.27)	(0.58)	(0.85)	$15.28	4.67%	$ 349,006,306	0.57%	1.63% (g)	0.57%	9.70%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes received or delivered in-kind.
(g)	During the year ended October 31, 2015, the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12% lower, respectively.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
57

FINANCIAL HIGHLIGHTS: NATIONWIDE SMALL CAP INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$13.58	0.08	(0.03) (g)	0.05	(0.11)	(3.76)	(3.87)	$ 9.76	4.35%	$153,309,530	0.70%	0.82%	0.75%	17.17% (h)
Year Ended October 31, 2018	$15.79	0.11	0.14	0.25	(0.12)	(2.34)	(2.46)	$13.58	1.30%	$217,456,536	0.70%	0.72%	0.72%	26.86%
Year Ended October 31, 2017	$13.30	0.11	3.39	3.50	(0.13)	(0.88)	(1.01)	$15.79	27.12%	$157,040,938	0.66%	0.75%	0.69%	14.65%
Year Ended October 31, 2016	$14.42	0.14	0.31	0.45	(0.12)	(1.45)	(1.57)	$13.30	3.72%	$126,320,711	0.67%	1.06%	0.68%	15.86%
Year Ended October 31, 2015	$15.67	0.13	(0.17)	(0.04)	(0.15)	(1.06)	(1.21)	$14.42	(0.09%)	$129,815,756	0.67%	0.88%	0.67%	14.31%
Class C Shares
Year Ended October 31, 2019	$12.86	0.01	(0.06) (g)	(0.05)	(0.06)	(3.76)	(3.82)	$ 8.99	3.60%	$ 5,532,118	1.37%	0.15%	1.42%	17.17% (h)
Year Ended October 31, 2018	$15.10	0.01	0.15	0.16	(0.06)	(2.34)	(2.40)	$12.86	0.68%	$ 7,241,746	1.38%	0.06%	1.41%	26.86%
Year Ended October 31, 2017	$12.80	0.01	3.25	3.26	(0.08)	(0.88)	(0.96)	$15.10	26.23%	$ 9,693,505	1.36%	0.04%	1.39%	14.65%
Year Ended October 31, 2016	$13.96	0.04	0.30	0.34	(0.05)	(1.45)	(1.50)	$12.80	3.01%	$ 4,750,997	1.37%	0.35%	1.38%	15.86%
Year Ended October 31, 2015	$15.22	0.03	(0.17)	(0.14)	(0.06)	(1.06)	(1.12)	$13.96	(0.76%)	$ 4,086,067	1.36%	0.18%	1.36%	14.31%
Class R Shares
Year Ended October 31, 2019	$13.42	0.05	(0.03) (g)	0.02	(0.09)	(3.76)	(3.85)	$ 9.59	4.11%	$ 14,663,822	1.01%	0.50%	1.05%	17.17% (h)
Year Ended October 31, 2018	$15.64	0.06	0.15	0.21	(0.09)	(2.34)	(2.43)	$13.42	0.99%	$ 11,586,526	1.00%	0.42%	1.03%	26.86%
Year Ended October 31, 2017	$13.19	0.08	3.37	3.45	(0.12)	(0.88)	(1.00)	$15.64	26.93%	$ 7,458,631	0.86%	0.52%	0.89%	14.65%
Year Ended October 31, 2016	$14.32	0.12	0.30	0.42	(0.10)	(1.45)	(1.55)	$13.19	3.54%	$ 1,661,800	0.82%	0.91%	0.83%	15.86%
Year Ended October 31, 2015	$15.58	0.12	(0.18)	(0.06)	(0.14)	(1.06)	(1.20)	$14.32	(0.18%)	$ 1,156,739	0.77%	0.77%	0.77%	14.31%
Class R6 Shares (i)
Year Ended October 31, 2019	$13.87	0.13	(0.04) (g)	0.09	(0.15)	(3.76)	(3.91)	$10.05	4.76%	$ 69,934,671	0.28%	1.26%	0.33%	17.17% (h)
Year Ended October 31, 2018	$16.06	0.18	0.15	0.33	(0.18)	(2.34)	(2.52)	$13.87	1.79%	$188,960,819	0.28%	1.19%	0.30%	26.86%
Year Ended October 31, 2017	$13.51	0.18	3.44	3.62	(0.19)	(0.88)	(1.07)	$16.06	27.63%	$409,907,127	0.26%	1.18%	0.29%	14.65%
Year Ended October 31, 2016	$14.62	0.19	0.32	0.51	(0.17)	(1.45)	(1.62)	$13.51	4.15%	$499,192,342	0.27%	1.46%	0.28%	15.86%
Year Ended October 31, 2015	$15.87	0.20	(0.18)	0.02	(0.21)	(1.06)	(1.27)	$14.62	0.32%	$586,284,737	0.27%	1.29%	0.27%	14.31%
Institutional Service Class Shares
Year Ended October 31, 2019	$13.85	0.10	(0.03) (g)	0.07	(0.12)	(3.76)	(3.88)	$10.04	4.53%	$ 5,679,192	0.53%	0.99%	0.58%	17.17% (h)
Year Ended October 31, 2018	$16.06	0.13	0.16	0.29	(0.16)	(2.34)	(2.50)	$13.85	1.49%	$ 7,033,681	0.50%	0.86%	0.53%	26.86%
Period Ended October 31, 2017 (j)	$15.36	0.14	1.61	1.75	(0.17)	(0.88)	(1.05)	$16.06	12.15%	$ 314,150	0.45%	1.00%	0.49%	14.65%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(h)	Portfolio turnover excludes received or delivered in-kind.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.
58

FINANCIAL HIGHLIGHTS: NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Year Ended October 31, 2019	$81.72	0.71	13.02	13.73	(0.65)	(1.74)	(2.39)	$93.06	17.34%	$339,453,197	0.71%	0.82%	0.71%	19.57%
Year Ended October 31, 2018	$78.46	0.48	5.83	6.31	(0.40)	(2.65)	(3.05)	$81.72	8.22%	$304,904,760	0.74%	0.57%	0.74%	17.24%
Year Ended October 31, 2017	$58.73	0.42	19.83	20.25	(0.52)	–	(0.52)	$78.46	34.68%	$297,898,226	0.79%	0.62%	0.79%	24.29%
Year Ended October 31, 2016	$55.34	0.55	3.22	3.77	(0.38)	–	(0.38)	$58.73	6.87%	$228,935,777	0.84%	0.99%	0.84%	28.15%
Year Ended October 31, 2015	$54.52	0.42	0.79	1.21	(0.39)	–	(0.39)	$55.34	2.23%	$260,510,175	0.79%	0.74%	0.79%	29.07%
Class C Shares
Year Ended October 31, 2019	$72.68	0.05	11.52	11.57	(0.22)	(1.74)	(1.96)	$82.29	16.46%	$ 64,137,115	1.46%	0.07%	1.46%	19.57%
Year Ended October 31, 2018	$70.31	(0.12)	5.21	5.09	(0.07)	(2.65)	(2.72)	$72.68	7.44%	$ 59,925,093	1.46%	(0.16%)	1.46%	17.24%
Year Ended October 31, 2017	$52.82	(0.07)	17.80	17.73	(0.24)	–	(0.24)	$70.31	33.70%	$ 45,734,066	1.52%	(0.12%)	1.52%	24.29%
Year Ended October 31, 2016	$49.98	0.12	2.91	3.03	(0.19)	–	(0.19)	$52.82	6.09%	$ 31,639,383	1.58%	0.24%	1.58%	28.15%
Year Ended October 31, 2015	$49.49	(0.02)	0.75	0.73	(0.24)	–	(0.24)	$49.98	1.48%	$ 32,248,108	1.53%	(0.05%)	1.53%	29.07%
Class R6 Shares (g)
Year Ended October 31, 2019	$82.54	1.01	13.16	14.17	(0.94)	(1.74)	(2.68)	$94.03	17.74%	$ 19,102,850	0.37%	1.15%	0.37%	19.57%
Year Ended October 31, 2018	$79.18	0.77	5.88	6.65	(0.64)	(2.65)	(3.29)	$82.54	8.59%	$ 15,335,774	0.39%	0.90%	0.39%	17.24%
Year Ended October 31, 2017	$59.25	0.65	20.03	20.68	(0.75)	–	(0.75)	$79.18	35.17%	$ 7,870,252	0.43%	0.93%	0.43%	24.29%
Year Ended October 31, 2016	$55.83	0.71	3.30	4.01	(0.59)	–	(0.59)	$59.25	7.26%	$ 2,909,859	0.47%	1.28%	0.47%	28.15%
Year Ended October 31, 2015	$54.98	0.50	0.92	1.42	(0.57)	–	(0.57)	$55.83	2.60%	$ 1,776,568	0.42%	0.87%	0.42%	29.07%
Institutional Service Class Shares
Year Ended October 31, 2019	$82.56	0.90	13.17	14.07	(0.85)	(1.74)	(2.59)	$94.04	17.60%	$255,111,259	0.49%	1.02%	0.49%	19.57%
Year Ended October 31, 2018	$79.20	0.67	5.89	6.56	(0.55)	(2.65)	(3.20)	$82.56	8.47%	$188,240,818	0.50%	0.79%	0.50%	17.24%
Year Ended October 31, 2017	$59.26	0.57	20.03	20.60	(0.66)	–	(0.66)	$79.20	35.01%	$114,920,438	0.56%	0.82%	0.56%	24.29%
Year Ended October 31, 2016	$55.85	0.68	3.24	3.92	(0.51)	–	(0.51)	$59.26	7.09%	$ 65,840,861	0.61%	1.23%	0.61%	28.15%
Year Ended October 31, 2015	$55.00	0.52	0.83	1.35	(0.50)	–	(0.50)	$55.85	2.47%	$ 74,005,595	0.56%	0.91%	0.56%	29.07%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
59

Appendix A: Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 37 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

60

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of
Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
•shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

61

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
•shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
•employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
•Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
•shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
•shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•shares purchased in an investment advisory program;
• shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
•employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.
CDSC Waivers on either Class A or Class C shares available at Raymond James
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•a return of excess contributions from an IRA account;
• shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in

62

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;
•shares purchased in an Edward Jones fee-based program;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;
•shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable and
•exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.
CDSC Waivers on either Class A or Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•a return of excess contributions from an IRA account;
•shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;

63

Appendix A: Intermediary Sales Charge Discounts and Waivers (cont.)
• shares exchanged in an Edward Jones fee-based program and
•Shares acquired through NAV reinstatement.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
•shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
•shares redeemed from the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•shares purchased in connection with a return of excess contributions from an IRA account;
•shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;
•shares sold to pay Janney fees but only if the transaction is initiated by Janney and
•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
•Breakpoints as described in this Prospectus and
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

64

For Additional Information Contact:
By Regular Mail
Nationwide Funds
P.O. Box 701
Milwaukee, WI 53201-0701
By Overnight Mail
Nationwide Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
For 24-Hour Access
Call 800-848-0920 (toll free). Representatives are available 9 a.m.– 8 p.m. Eastern time, Monday through Friday. Call after 7 p.m. Eastern time for closing share prices. Also, visit the website at nationwide.com/mutualfunds.
Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
•Semiannual Reports
To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or phone number listed or visit the website at nationwide.com/mutualfunds.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials altogether.
If you wish to receive regulatory materials and/or account statements electronically, you can sign up for our free e-delivery service. Please call 800-848-0920 for information.
Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
• on the SEC’s EDGAR database via the internet at www.sec.gov or
•by electronic request to publicinfo@sec.gov (the SEC charges a fee to copy any documents).
The Trust’s Investment Company Act File No.: 811-08495
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©2020 Nationwide Funds Group	PR-IDX (2/20)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2020
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2020 Fund Class A (NWAFX) Class R (NWFTX) Class R6 (NWFIX) Institutional Service Class (NWFSX)	Nationwide Destination 2025 Fund Class A (NWHAX) Class R (NWHBX) Class R6 (NWHIX) Institutional Service Class (NWHSX)	Nationwide Destination 2030 Fund Class A (NWIAX) Class R (NWBIX) Class R6 (NWIIX) Institutional Service Class (NWISX)
Nationwide Destination 2035 Fund Class A (NWLAX) Class R (NWLBX) Class R6 (NWLIX) Institutional Service Class (NWLSX)	Nationwide Destination 2040 Fund Class A (NWMAX) Class R (NWMDX) Class R6 (NWMHX) Institutional Service Class (NWMSX)	Nationwide Destination 2045 Fund Class A (NWNAX) Class R (NWNBX) Class R6 (NWNIX) Institutional Service Class (NWNSX)
Nationwide Destination 2050 Fund Class A (NWOAX) Class R (NWOBX) Class R6 (NWOIX) Institutional Service Class (NWOSX)	Nationwide Destination 2055 Fund Class A (NTDAX) Class R (NTDTX) Class R6 (NTDIX) Institutional Service Class (NTDSX)	Nationwide Destination 2060 Fund Class A (NWWRX) Class R (NWWTX) Class R6 (NWWUX) Institutional Service Class (NWWVX)
Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund) Class A (NWEAX) Class R (NWEBX) Class R6 (NWEIX) Institutional Service Class (NWESX)	Nationwide Investor Destinations Aggressive Fund Class A (NDAAX) Class C (NDACX) Class R (GAFRX) Class R6 (GAIDX) Institutional Service Class (NWWHX) Service Class (NDASX)	Nationwide Investor Destinations Conservative Fund Class A (NDCAX) Class C (NDCCX) Class R (GCFRX) Class R6 (GIMCX) Institutional Service Class (NWWLX) Service Class (NDCSX)
Nationwide Investor Destinations Moderate Fund Class A (NADMX) Class C (NCDMX) Class R (GMDRX) Class R6 (GMDIX) Institutional Service Class (NWWJX) Service Class (NSDMX)	Nationwide Investor Destinations Moderately Aggressive Fund Class A (NDMAX) Class C (NDMCX) Class R (GMARX) Class R6 (GMIAX) Institutional Service Class (NWWIX) Service Class (NDMSX)	Nationwide Investor Destinations Moderately Conservative Fund Class A (NADCX) Class C (NCDCX) Class R (GMMRX) Class R6 (GMIMX) Institutional Service Class (NWWKX) Service Class (NSDCX)

Nationwide Mutual Funds (the “Trust”), a Delaware statutory trust, is a registered open-end investment company currently consisting of 50 series as of the date hereof. This Statement of Additional Information (“SAI”) relates to the 15 series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).
This SAI is not a prospectus but is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:
• Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund and Nationwide Destination Retirement Fund dated February 28, 2020; and
•Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund dated February 28, 2020.
Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Mutual Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling toll free 800-848-0920.
The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended October 31, 2019 included in the Trust’s Annual Report are incorporated herein by reference. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.
THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-08495

TABLE OF CONTENTS	Page

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General Information and History
Nationwide Mutual Funds (the “Trust”) is an open-end management investment company organized under the laws of the state of Delaware, pursuant to a Second Amended and Restated Agreement and Declaration of Trust (the “Second Amended and Restated Declaration of Trust”), dated June 17, 2009. The Trust currently offers shares in 50 separate series, each with its own investment objective.
Each of the Funds featured herein is a non-diversified fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Additional Information on Portfolio Instruments, Strategies and Investment Policies
The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses discuss each Fund's principal investment strategies, investment techniques and risks. Therefore, you should carefully review a Fund’s Prospectus. This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectuses.
With respect to the Funds, this SAI uses the term “Fund” to include the underlying mutual funds or other investments (“Underlying Funds”) in which such Funds invest. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund, including their respective Underlying Funds.
The Funds are “funds-of-funds,” which means that each Fund invests primarily in other mutual funds. The Prospectuses discuss the investment objectives and strategies for the Funds and explain the types of Underlying Funds in which each Fund may invest. Underlying Funds invest in stocks, bonds, other securities and investments and reflect varying amounts of potential investment risk and reward. Each Fund allocates its assets among the different Underlying Funds, and each Fund is permitted to invest in the Nationwide Contract (described in more detail below).
Fund-of-Funds Investing
Each Fund is a “fund-of-funds” that seeks to meet its respective objective by investing primarily in shares of affiliated investment companies. The Trust has obtained an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) which generally permits, subject to the conditions stated in the exemptive order, the Funds to invest up to 100% of their respective assets in shares of other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the management fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.
Investment Strategies
The Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed asset allocation models and professionally selected investments in the Underlying Funds. Nationwide Fund Advisors, the Funds' investment adviser (“NFA” or the “Adviser”) first determines each Fund’s asset class allocation. NFA bases this decision on each Fund’s anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. NFA has engaged Nationwide Asset Management, LLC (“NWAM”), a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore an affiliate of NFA, to provide asset allocation consulting services to NFA in connection with the development and periodic review of a Fund’s allocation among asset classes. NWAM also serves as the subadviser to certain Funds of the Trust and other funds that may be selected as Underlying Funds. NFA and NWAM therefore could be subject to a conflict of interest, because one or more Underlying Funds may be subadvised by NWAM, which earns fees for subadvising such Underlying Funds. NFA ultimately has sole responsibility for determining each Fund’s asset class allocation and the selection of the Underlying Funds. As the investment adviser to the Funds, NFA has a fiduciary duty to each Fund and must act in each Fund’s best interests.
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In general, a Fund may not invest in all Underlying Funds identified in the Prospectus or this SAI, but instead may select a limited number of Underlying Funds considered most appropriate for each Fund’s investment objective. In selecting Underlying Funds, NFA considers a variety of factors in the context of current economic and market conditions, including an Underlying Fund’s investment strategy, risk profile and historical performance.
The potential rewards and risks associated with each Fund depend on both the asset class allocation and the chosen mix of Underlying Funds. NFA periodically reviews asset class allocations and continually monitors the mix of Underlying Funds, and will make changes either to the asset class allocations, the mix of Underlying Funds, or the Underlying Funds themselves in seeking to meet the investment objective of each Fund. There can be no guarantee, however, that any of the Funds will meet its respective objective.
Many of the Underlying Funds in which the Funds may invest, such as index funds and index exchange-traded funds (“ETFs”), follow “passive” investment strategies. Unlike active managers, portfolio managers that follow passive investment strategies do not buy or sell securities based on economic, market or individual security analysis. Instead, the portfolio managers of these Underlying Funds seek to assemble portfolios of securities expected to approximately match the performance of specifically designated indices. The portfolio managers generally make changes to such Underlying Fund portfolio holdings only as needed to maintain alignment with the respective index. A potential benefit of passively managed index funds is low shareholder expenses, which may enhance returns.
The investment performance of each Fund is directly related to the investment performance of the Underlying Funds. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund’s investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved. Further, any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Funds that invest in the Underlying Funds.
Each Nationwide Target Destination Fund (as defined below) will be designated by a target date intended to represent the approximate retirement year for the investor (assumed to be the year in which the investor is closest to age 65). As the target date approaches, each Nationwide Target Destination Fund will adjust and become increasingly conservative in its risk profile. The Nationwide Destination Retirement Fund is intended for investors who have already retired. Periodically, each Nationwide Investor Destinations Fund (as defined below) will adjust its asset allocation target ranges to ensure broad diversification and to adjust to changes in market conditions.
The Nationwide Target Destination Funds include the following Funds:
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination Retirement Fund

The Nationwide Investor Destinations Funds include the following Funds:
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

The following is a list of the mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) in which the Funds may currently invest. The Funds also are permitted to invest in unaffiliated funds, including exchange-traded funds. This list may be updated from time to time. NFA has employed a subadviser(s) for each Underlying Fund listed below. Each of the Underlying Funds is described in its respective prospectus.
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bond Index Fund
Nationwide Core Plus Bond Fund
Nationwide Emerging Markets Debt Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund

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Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide Multi-Cap Portfolio
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Bank and Corporate Loans
A Fund may invest in bank or corporate loans. Bank or corporate loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. A Fund may enter into Participations and Assignments on a forward commitment or “when issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when issued securities, see “When Issued Securities and Delayed-Delivery Transactions” below.
A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore a Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by a Fund’s subadviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of a Fund’s assets invested in illiquid assets would increase.
Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.
The Loans in which a Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
In certain circumstances, Loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as a Fund, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.
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Borrowing
Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1⁄3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. In addition to borrowings that are subject to 300% asset coverage and are considered by the U.S. Securities and Exchange Commission (“SEC”) to be permitted “senior securities,” each Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund may engage in mortgage dollar rolls and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.
Asset Segregation. Pursuant to current guidance from the staff of the SEC, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be deemed to be creating any “senior security” provided that a Fund “covers” its obligations. Financial instruments that involve an obligation to make future payments to third parties can include, among others (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements. A Fund is deemed to have “covered” its obligations involving such a financial instrument when the Fund enters into an offsetting financial position, or segregates liquid assets (such as cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Segregated assets are not required to be physically segregated from other Fund assets, but may be segregated through appropriate notation on the books of a Fund or a Fund’s custodian.
The obligation to cover a financial instrument may require a Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order to segregate the required amount of assets. Should segregated assets decline in value, a Fund will be required to segregate additional assets or reduce its position in the financial instrument. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until a Fund’s obligations under the financial instruments have been satisfied.
Consistent with current SEC staff positions, the segregated amount for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between a Fund and its counterparty, is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, more assets will be required to cover a Fund’s obligations, which essentially limits the Fund’s ability to use these instruments, to the extent that more assets will be required to cover a Fund’s obligations.
Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s portfolio management in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s portfolio management from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
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Brady Bonds
Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's portfolio management may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the portfolio management’s expectations with respect to Brady Bonds will be realized.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Each Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Collateralized Debt Obligations
Collateralized debt obligations (“CDOs”) are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
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The cash flows from the CDO trust are split generally into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity or “first loss” tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. Senior tranches pay the lowest interest rates but generally are safer investments than more junior tranches because, should there be any default, senior tranches typically are paid first. The most junior tranches, such as equity tranches, would attract the highest interest rates but suffer the highest risk should the holder of an underlying loan default. If some loans default and the cash collected by the CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CDO securities as a class.
The risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the subadviser under liquidity policies approved by the Board of Trustees. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Collateralized Loan Obligations (“CLOs”). A CLO is a financing company (generally called a Special Purpose Vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are typically senior loans, the assets also may include: (i) unsecured loans, (ii) other debt securities that are rated below investment grade, (iii) debt tranches of other CLOs and (iv) equity securities incidental to investments in senior loans. When investing in CLOs, a Fund may invest in lower debt tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, a Fund may invest in CLOs consisting primarily of individual senior loans of borrowers and not repackaged CLO obligations from other high risk pools. The underlying senior loans purchased by CLOs generally are performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of a Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims. Holders of CLOs bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
A Fund may have the right to receive payments only from the CLOs, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain CLOs enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in CLOs generally pay their share of the CLO’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying a CLO will rise or fall, these prices (and, therefore, the prices of CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a CLO uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the CLOs owned by a Fund.
Certain CLOs may be thinly traded or have a limited trading market. CLOs typically are offered and sold privately. As a result, investments in CLOs may be characterized by a Fund as illiquid securities. In addition to the general risks associated with debt securities discussed below, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the
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collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Debt Obligations
Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long-term securities (which tend to be more volatile in price). In addition, a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.
Recent market data indicates that primary dealer inventories of corporate bonds appear to be at an all-time low, relative to the market size. A significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the fixed-income markets.
Duration. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term-to-maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s portfolio management will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.
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The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. Further, credit ratings do not provide assurance against default or other loss of money. These ratings are considered in the selection of a Fund’s portfolio securities, but the Fund also relies upon the independent advice of its portfolio management to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance. If a security has not received a credit rating, the Fund must rely entirely on the credit assessment of the portfolio management.
Subsequent to the purchase of securities by a Fund, the issuer of the securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s portfolio management will consider such events in its determination of whether the Fund should continue to hold the securities.
In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
Derivative Instruments
A derivative is a financial instrument the value of which is derived from a security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500® Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives as a substitute for taking a position in a security, a group of securities or a securities index as well as for hedging purposes. Certain Funds, as noted in their respective Prospectuses, also may use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Depending on the change in the value of the underlying asset, the potential for loss may be limitless. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
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The use of these derivatives is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”). Nationwide Fund Advisors (“NFA” or the “Adviser”), although registered as a commodity pool operator, has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Funds and, therefore, is not subject to regulation as a commodity pool operator under the CEA with respect to the Funds.
Special Risks of Derivative Instruments. The use of derivatives involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
(1)	Successful use of most derivatives depends upon a Fund’s portfolio management’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
(2)	There might be imperfect correlation, or even no correlation, between price movements of a derivative and price movements of the investments being hedged. For example, if the value of a derivative used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using derivatives on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
(3)	Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s portfolio management projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative. Moreover, if the price of the derivative declines by more than the increase in the price of the security, a Fund could suffer a loss.
(4)	As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in derivatives involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such derivatives, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information for All Funds” in this SAI.
Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options can serve as a long hedge (i.e., taking a long position in the underlying security), and the purchase of put options can serve as a short hedge (i.e., taking a short position in the underlying security). Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” below. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
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The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can be exercised only at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund generally intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.
Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC regulations and guidance, a Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund also will earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell an interest rate hedging vehicle (such as a Treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
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Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower-quality securities. Such protection is only provided during the life of the spread option.
Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s portfolio management believes it is more advantageous to a Fund than purchasing the futures contract.
To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return, substituting a position in a security, group of securities or an index, and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to obtain or reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to obtain or hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security), asset, commodity or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance
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bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds generally intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
A Fund that enters into a futures contract is subject to the risk of loss of the initial and variation margin in the event of bankruptcy of the futures commission merchant (“FCM”) with which the Fund has an open futures position. A Fund’s assets may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the FCM’s customers. If the FCM fails to provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own obligations or the payment obligations of another customer to the central counterparty.
Indexed and Inverse Securities. A Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund also may invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Funds may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to
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reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.)
Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
Structured Notes. A Fund may use structured notes to pursue its objective. Structured notes generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security or asset. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured notes, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also “Additional Information on Portfolio Instruments, Strategies and Investment Policies — Restricted, Non-Publicly Traded and Illiquid Securities.”
Swap Agreements. The Funds may enter into securities index, interest rate, total return, currency exchange rate or single/multiple security swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as (but not limited to) for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase or decrease in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities, such as a selection of particular securities or those representing a particular index. Swap agreements may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, with respect to swaps that have been designated by the CFTC for mandatory clearing (cleared swaps), through an FCM and cleared through a clearinghouse that serves as a central counterparty. See “Uncleared Swaps” and “Cleared Swaps” below for additional explanation of cleared and uncleared swaps. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given
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minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. See “Swaps regulation” below.
The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Fund’s portfolio management’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments, replicate a particular benchmark index, or otherwise achieve the intended results. Swap agreements, especially OTC uncleared swap agreements, may be considered to be illiquid.
Swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) central clearing and execution of standardized swaps; (3) margin requirements in swap transactions; (4) position limits and large trader reporting requirements; and (5) recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has adopted rules implementing most of the swap regulations dictated by the Dodd-Frank Act. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.
In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
A Fund will enter uncleared swap agreements only with counterparties that the Fund’s portfolio management reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
Cleared swaps. Certain swaps have been designated by the CFTC for mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps for mandatory clearing, but it is expected that the CFTC will designate additional categories of swaps for mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not necessarily eliminate these risks and may involve additional risks not involved with uncleared swaps.
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In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.
When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount also may be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
CFTC rules require the trading and execution of certain cleared swaps on Swap Execution Facilities (“SEFs”), which are trading systems on platforms in which multiple participants have the ability to execute or trade swaps by accepting bids and offers made by multiple participants on the facility or system, through any means of interstate commerce. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.
Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swaps data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.
Certain Internal Revenue Service positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.
Risks of cleared swaps. As noted above, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.
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Finally, the Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.
Equity Swaps. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including (but not limited to) circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. Until equity swaps are designated for central clearing, the counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Funds on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount. In other cases, the counterparty and the Funds may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Funds' risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any.
Credit Default Swaps. A Fund may enter into credit default swap contracts for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread (e.g., to create direct or synthetic short or long exposure to domestic or foreign corporate or sovereign debt securities). The Funds also may enter into credit default swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that Funds anticipate purchasing at a later date, or for other hedging purposes.
As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, the Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk–that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Total Rate of Return Swaps. A Fund may enter into total rate of return swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap may allow the Fund to quickly and cost effectively invest cash flows into a diversified basket of assets.
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Interest Rate Swaps. The Funds may enter into interest rate swaps. In an interest rate swap, the parties exchange their rights to receive interest payments on a security or other reference rate. For example, they might swap the right to receive floating rate payments for the right to receive fixed rate payments. Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received, as well as the risk that the counterparty will fail to meet its obligations.
Inflation Swaps. The Funds may enter into inflation swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by a Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by a Fund from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a Fund to leverage risks or carry liquidity risks.
Foreign Currency-Related Derivative Strategies — Special Considerations. A Fund may use futures and options on futures on foreign currencies and forward currency contracts to increase returns, to manage the Fund’s average portfolio duration, or to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and also may engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s portfolio management believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
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There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s portfolio management believes a liquid secondary market will exist for a particular option at any specific time.
Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward currency contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or the benefits of a currency hedge, impose transaction costs or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies in which they trade and these markets can experience periods of illiquidity. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in a foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
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A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Non-Deliverable Forwards. A Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain segregated assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional segregated assets decline in value or the amount of the Fund’s commitment increases because of changes in currency rates, additional cash or securities will be designated as segregated assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.
Since a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. A Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
The SEC and CFTC consider non-deliverable forwards as swaps, and they are therefore included in the definition of “commodity interests.” Non-deliverable forwards have historically been traded in the OTC market. However, as swaps, non-deliverable forwards may become subject to central clearing and trading on public facilities. Currency and cross currency
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forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and thus are not deemed to be commodity interests. However, such forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above or subject NFA to CFTC registration and regulation as a commodity pool operator.
Foreign Commercial Paper. A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upward or downward (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in the foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
The SEC has recently proposed a new rule which, if adopted, would replace current SEC and staff guidance with respect to asset segregation requirements for derivatives and other instruments such as reverse repurchase agreements, short sales, firm or standby commitment agreements and similar agreements. While it is not possible to fully predict the effects of the proposed regulation, the Adviser will continue to monitor developments as they apply to the Funds.
Dividend-Paying Stocks
Dividend-paying stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. There is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. A Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Depending upon market conditions, dividend-paying stocks that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. High-dividend stocks may not experience high earnings growth or capital appreciation.
Exchange-Traded Notes
The Funds may invest in exchange-traded notes (“ETNs”), which are debt securities linked to an underlying index. Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.
Floating- and Variable-Rate Securities
Floating- or variable-rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable- or adjustable-rate securities changes at preset times based upon an underlying index. Certain of the floating- or variable-rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
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Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
Such obligations include variable-rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. Each Fund will limit its purchases of floating- and variable-rate obligations to those of the same quality as the debt securities it is otherwise allowed to purchase according to its principal investment strategies as disclosed in each Fund’s Prospectus. A Fund’s portfolio management will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.
Foreign Securities
Funds that invest in foreign securities offer the potential for more diversification than Funds that invest only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include changes in foreign currency exchange rates, exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.
Regional Risk. Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund generally will have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or losses.
Eurozone-Related Risk. A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Fund’s shares.
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Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism, or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance, and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences.
In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the European Union on January 31, 2020, with a transitional period set to end on December 31, 2020. Brexit created and may continue to create an uncertain political and economic environment in the United Kingdom and other European Union countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, the UK’s departure from the EU may create actual or perceived additional economic stresses for the UK, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.
Currency Risk and Exchange Risk. Unless a Fund's Prospectus states a policy to invest only in securities denominated in U.S. dollars, a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. In such case, changes in foreign currency exchange rates will affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.
Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Investment in Emerging Markets. The Funds may invest in securities of issuers domiciled in various countries with emerging capital markets. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed countries. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investment in Frontier Markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a
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substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a Fund’s shares to decline.
Governments of many frontier market countries in which a Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in a Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of a Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as a Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
In addition, investing in frontier markets includes the risk of share blocking. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting. Share blocking may prevent a Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer. Once blocked, the only manner in which to remove the block would be to withdraw a previously cast vote, or to abstain from voting altogether. The process for having a blocking restriction lifted can be very difficult with the particular requirements varying widely by country. In certain countries, the block cannot be removed.
There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.
The frontier market countries in which a Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with, these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. Banks in frontier market countries used to hold a Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlement will take longer and that cash or securities of a Fund may be in jeopardy because of failures of or defects in the settlement systems.
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Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and non-voting depositary receipts (“NVDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, EDRs, GDRs and NVDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR, GDR or NVDR representing ownership of common stock will be treated as common stock.
A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
Foreign Sovereign Debt. To the extent that a Fund invests in obligations issued by governments of developing or emerging market countries, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by
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negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Investing through Stock Connect. An Underlying Fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People's Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the Underlying Fund's rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the Underlying Fund may experience delays in transacting via Stock Connect. The stocks of Chinese companies that are owned by an Underlying Fund are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the United States and investing in emerging markets. See “Foreign Securities” above regarding investing outside the United States.
Initial Public Offerings
Each Fund may participate in initial public offerings (“IPOs”). Securities issued in initial public offerings have no trading history, and information about the companies may be available for very limited periods. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.
Interfund Borrowing and Lending Program
Pursuant to an exemptive order issued by the SEC dated June 13, 2016, the Funds may lend money to, and borrow money for temporary purposes from, other funds advised by the Funds' investment adviser, NFA. Generally, a Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day’s notice. There is no assurance that a Fund will be able to borrow or lend under the program at any time, and a Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed.
Lending Portfolio Securities
Each Fund may lend its portfolio securities  (including shares of ETFs) to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
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The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. In addition, a Fund may not have on loan securities representing more than one-third of its total assets at any given time. The collateral that a Fund receives may be included in calculating the Fund’s total assets. A Fund generally will not seek to vote proxies relating to the securities on loan, unless it is in the best interests of the applicable Fund to do so. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
Investment of Securities Lending Collateral. The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed-rate or floating-rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company; loan participations; master notes; medium-term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium-term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.
Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company are agreements in which an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.
Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed-rate or floating-rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.
Medium-term notes are unsecured, continuously offered corporate debt obligations. Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium-term note generally will not exceed two years.
Medium-Quality, Lower-Quality and High-Yield Securities
Medium-Quality Securities. Medium-quality securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
Lower-Quality/High-Yield Securities. Non-investment grade debt or lower-quality/rated securities include: (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch, Inc. (“Fitch”); (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business,
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financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than that of issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.
As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.
Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.
Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
Mortgage- and Asset-Backed Securities
The Funds may invest in mortgage- and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government,
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its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.
Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC (each of which is defined below under “U.S. Government Securities and U.S. Government Agency Securities”), such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experienced on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities will meet their obligations under the relevant policies or other forms of credit enhancement.
Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiclass securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.
The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is
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faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA, and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC (which is defined below under “U.S. Government Securities and U.S. Government Agency Securities”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Securities issued by FHLMC do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
In 2012 the Federal Housing Finance Agency (“FHFA”) initiated a strategic plan to develop a program of credit risk transfer intended to reduce Fannie Mae's and Freddie Mac's overall risk through the creation of credit risk transfer assets (“CRTs”). CRTs come in two primary series: Structured Agency Credit Risk (“STACRs”) for Freddie Mac and Connecticut Avenue Securities (“CAS”) for Fannie Mae, although other series may be developed in the future. CRTs are typically structured as unsecured general obligations of either entities guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by Fannie Mae or Freddie Mac (collectively, the “GSEs”)) or special purpose entities, and their cash flows are based on the performance of a pool of reference loans. Unlike traditional residential MBS securities, bond payments typically do not come directly from the underlying mortgages. Instead, the GSEs either make the payments to CRT investors, or the GSEs make certain payments to the special purpose entities and the special purpose entities make payments to the investors. In certain structures, the special purpose entities make payments to the GSEs upon the occurrence of credit events with respect to the underlying mortgages, and the obligation of the special purpose entity to make such payments to the GSE is senior to the obligation of the special purpose entity to make payments to the CRT investors. CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche. This structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches. Generally, GSEs have the ability to call all of the CRT tranches at par in 10 years.
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Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the Tax Reform Act of 1986, most CMOs are today issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.
Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only class), while the other class will receive the entire principal (“PO”
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or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See “Additional General Tax Information for All Funds” in this SAI.
A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.
TBA Commitments. The Funds may enter into “to be announced” or “TBA” commitments. TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. See “When-Issued Securities and Delayed-Delivery Transactions” below.
Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities, though, present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Municipal Securities
The Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”) repealed the exclusion from gross income for interest paid on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.
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Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. A Fund's portfolio management will consider such an event in determining whether a Fund should continue to hold the obligation.
An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
General Obligation Bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.
Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.
Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.
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Private activity bonds. Private activity bonds (“PABs”) are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.
Nationwide Contract
Each Fund may invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Life”). The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in the contract, which is currently adjusted on a quarterly basis. If Nationwide Life becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. Nationwide Life could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, the Adviser, Nationwide Life nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds' portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
Operational and Technology Risk/Cyber Security Risk
A Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund's adviser, and other service providers (including, but not limited to, Fund accountants, custodians, subadvisers, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund's ability to calculate its net asset value, impediments to trading, the inability of a Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.
In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund's operations.
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The Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.
Preferred Stocks, Convertible Securities and Other Equity Securities
The Funds may invest in preferred stocks and other types of convertible securities. Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. In some countries, dividends on preferred stocks may be variable, rather than fixed. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
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Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to Automatically Convertible Equity Securities (“ACES”), Participating Equity Preferred Stock (“PEPS”), Preferred Redeemable Increased Dividend Equity Securities (“PRIDES”), Stock Appreciation Income Linked Securities (“SAILS”), Term Convertible Notes (“TECONS”), Quarterly Income Cumulative Securities (“QICS”), and Dividend Enhanced Convertible Securities (“DECS”). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three- or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as Equity Linked Securities (“ELKS”) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.
Current federal income tax law requires the holder of zero coupon securities to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
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Contingent Convertible Securities. A contingent convertible security (“CoCo”) is a hybrid debt security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the document’s requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs.
With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, subjecting the Fund to a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write-down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be canceled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.
CoCos are subject to the credit, interest rate, high-yield securities, foreign securities and market risks associated with bonds and equity securities, and to the risks specified to convertible securities in general. They are also subject to other specific risks. CoCos typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, which increases the risk that the Fund may experience a loss. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCos are generally speculative and the prices of CoCos may be volatile. There is no guarantee that the Fund will receive return of principal on CoCos.
Publicly Traded Limited Partnerships and Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. A Fund may invest in interests in limited liability companies, as well as publicly traded limited partnerships (limited partnership interests or units), which represent equity interests in the assets and earnings of the company’s or partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income derived from a limited partnership deemed not to be a “qualified publicly traded partnership” will be treated as “qualifying income” under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Funds. See “Additional General Tax Information for All Funds” below. Also, since publicly traded limited partnerships and limited liability companies are a less common form of organizational structure than corporations, their units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited liability company or limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the company or partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Put Bonds
The Funds may invest in “put” bonds. “Put” bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. A Fund’s portfolio management intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to “put” the bond back to the issuer prior to the stated final maturity can cushion the price
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decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the issuer.
Real Estate Investment Trusts
Although no Fund invests in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Funds may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Funds pay the fees and expenses of the REITs, which, ultimately, are paid by a Fund’s shareholders.
Redemption Fee Risk
Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares. Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as “market timing,” and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Funds do not intend to engage in market timing in Underlying Fund shares. However, each Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of such Fund’s own shares, to conduct periodic rebalancing of the Fund’s assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself. While the portfolio managers will attempt to conduct each Fund’s purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.
Repurchase Agreements
Each Fund may enter into repurchase agreements. In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a sub-custodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Any portion of a repurchase agreement that is not collateralized fully is considered by the staff of the SEC to be a loan by the Fund. To the extent that a repurchase agreement is not collateralized fully, a Fund will include any collateral that the Fund receives in calculating the Fund’s total assets in determining whether a Fund has loaned more than one-third of its assets. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited as collateral if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting
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those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s portfolio management reviews the creditworthiness of those banks and other recognized financial institutions with which a Fund enters into repurchase agreements to evaluate these risks.
Restricted, Non-Publicly Traded and Illiquid Securities
Each Fund may not invest more than 15% (5% with respect to an underlying money market fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. In addition, a security is illiquid if it cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market exists for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
The SEC has adopted Rule 144A, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board of Trustees”), a Fund’s portfolio management has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable, or if such securities may be readily saleable in foreign markets. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.
A Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
A Fund’s portfolio management will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
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Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act (“Section 4(2) paper”) is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.
Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if: (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s portfolio management believes that, based on the trading markets for such security, such security can be disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Reverse Repurchase Agreements and Mortgage Dollar Rolls
The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.
Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would earmark or set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds (See “Borrowing”).
Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s portfolio management believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.
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Securities of Investment Companies
Exchange-Traded Funds. The Funds may invest in exchange-traded funds (“ETFs”). ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers, that are components of a particular index. Such ETFs typically are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. More recently, actively managed ETFs have been created that are managed similarly to other investment companies.
The shares of an ETF may be assembled in a block known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. ETF shares, as opposed to creation units, are generally purchased and sold by smaller investors in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although a Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.
An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.
Short Selling of Securities
Certain Underlying Funds may engage in short selling of securities consistent with their respective strategies. In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund also may have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).
A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which a Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on its portfolio management’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the
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proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.
An Underlying Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).
Short-Term Instruments
Each Fund may invest in short-term instruments, including money market instruments. Short-term instruments may include the following types of instruments:
•shares of money market mutual funds, including those that may be advised by a Fund’s portfolio management;
•obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;
•obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions;
•obligations of municipalities and states, their agencies and political subdivisions;
•high-quality asset-backed commercial paper;
•repurchase agreements;
•bank or savings and loan obligations;
•high-quality commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It also may be issued by foreign issuers, such as foreign governments, states and municipalities;
•high-quality bank loan participation agreements representing obligations of corporations having a high-quality short-term rating, at the date of investment, and under which a Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
•high-quality short-term corporate obligations;
•certain variable-rate and floating-rate securities with maturities longer than 397 days, but which are subject to interest rate resetting provisions and demand features within 397 days;
•extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period; and
•unrated short-term debt obligations that are determined by a Fund’s portfolio management to be of comparable quality to the securities described above.
Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
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Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issuers in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
Small- and Medium-Cap Companies and Emerging Growth Stocks
The Funds may invest in small- and medium-cap companies and emerging growth stocks. Investing in securities of small-sized companies, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized, medium-cap and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized, medium-cap and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized, medium-cap and emerging growth companies than for larger, more established ones.
Special Situation Companies
The Funds may invest in “special situation companies,” which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The portfolio management of such Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
Standby Commitment Agreements
The Funds may enter into standby commitment agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed-income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund may enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Fund segregates or earmarks liquid assets in the aggregate amount equal to the purchase price of the securities underlying the commitment.
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There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.
The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.
Strip Bonds
The Funds may invest in strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.
Supranational Entities
The Funds may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.
Temporary Investments
Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund’s adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents, as described herein and, subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. See also “Short-Term Instruments.”
U.S. Government Securities and U.S. Government Agency Securities
Each Fund may invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.
U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“GNMA”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the U.S. Treasury if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in
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meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation (“FHLMC”), are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.
Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.
An instrumentality of a U.S. government agency is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the FNMA.
The maturities of such securities usually range from three months to 30 years. While such securities may be guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund’s portfolio, cause a Fund’s daily net asset value to fluctuate.
The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.
In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) placed FNMA and FHLMC into a conservatorship under FHFA. As conservator, the FHFA assumed all the powers of the shareholders, directors and officers with the goal of preserving and conserving the assets and property of FNMA and FHLMC. However, FNMA and FHLMC continue to operate legally as business corporations and FHFA has delegated to the Chief Executive Officer and Board of Directors the responsibility for much of the day-to-day operations of the companies. FNMA and FHLMC must follow the laws and regulations governing financial disclosure, including SEC requirements. The long-term effect that this conservatorship will have on these companies’ debt and equity securities is unclear.
Inflation-Protected Bonds. Treasury Inflation-Protected Securities (“TIPS”) are fixed-income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Each Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
Investors in an inflation-indexed mutual fund who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a Fund’s income distributions.
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While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Warrants and Rights
The Funds may invest or hold warrants or rights. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Rights are similar to warrants, but normally have a shorter duration. Warrants and rights may be acquired separately or in connection with the acquisition of securities. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
When-Issued Securities and Delayed-Delivery Transactions
When securities are purchased on a “when-issued” basis or purchased for delayed delivery, payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.
When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities sufficient to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of a Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its portfolio management to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
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Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities
The Funds may invest in zero coupon securities, step-coupon securities, PIK Bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.
Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Portfolio Turnover
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates generally will result in higher brokerage expenses, and may increase the volatility of the Fund. The table below shows any significant variation in the Funds’ portfolio turnover rate for the fiscal years ended October 31, 2019 and 2018, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:
Fund	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
Nationwide Destination 2020 Fund[1]	61.71%	22.56%
Nationwide Destination 2025 Fund[1]	60.90%	25.06%
Nationwide Destination 2030 Fund[1]	58.52%	22.92%
Nationwide Destination 2035 Fund[1]	62.73%	25.24%
Nationwide Destination 2040 Fund[1]	69.69%	21.19%
Nationwide Destination 2045 Fund[1]	69.22%	21.94%
Nationwide Destination 2050 Fund[1]	72.55%	19.14%
Nationwide Destination 2055 Fund[1]	77.13%	18.61%
Nationwide Destination 2060 Fund[1]	77.38%	16.95%
Nationwide Destination Retirement Fund[1]	64.58%	28.01%
Nationwide Investor Destinations Aggressive Fund[1]	57.66%	24.35%
Nationwide Investor Destinations Moderate Fund[1]	49.80%	21.55%
Nationwide Investor Destinations Moderately Aggressive Fund[1]	55.29%	21.75%
Nationwide Investor Destinations Moderately Conservative Fund[1]	42.30%	22.97%
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1 The portfolio managers for the Funds are not limited by portfolio turnover in their management style, and a Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year ended October 31, 2019, the portfolio managers made more changes than they deemed necessary during fiscal year ended October 31, 2018.
Investment Restrictions
The following are fundamental investment restrictions for the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (2) a majority of the outstanding voting securities, whichever is less.
Each Fund:
•May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
•May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.
•May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
•May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.
Note, however, that the fundamental investment limitations described above do not prohibit each Fund from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds.
The following are the non-fundamental operating policies of each of the Funds, which may be changed by the Board of Trustees without shareholder approval:
Each Fund may not:
• Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short or unless it segregates or earmarks other liquid assets it owns as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
•Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.
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•Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1⁄3% of the Fund’s total assets.
Note, however, that the non-fundamental investment limitations described above do not prohibit each Fund from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds.
A Fund’s obligation not to pledge, mortgage, or hypothecate assets in excess of 33 1⁄3% of the Fund’s total assets with respect to permissible borrowings or investments, as described above, is a continuing obligation and such asset segregation and coverage must be maintained on an ongoing basis. For any other percentage restriction or requirement described above that is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
Internal Revenue Code Restrictions
In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and securities of other issuers, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or, in the securities of one or more qualified publicly traded partnerships.
Disclosure of Portfolio Holdings
The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter or affiliated persons of the Funds' investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
The policies and procedures are applicable to NFA and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and any service provider acting on their behalf are obligated to:
•Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
•Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
•Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, even where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Leadership Team or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
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Each Fund posts onto the Trust’s internet site (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. The Funds disclose their complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the third month of the first and third quarters of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.
Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Leadership Team or its duly authorized delegate and will be made only when:
•a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
•the recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
•the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.
Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.
The Funds have ongoing arrangements to distribute information about the Funds' portfolio holdings to the Funds' third-party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Brown Brothers Harriman & Co.; Wolters Kluwer Financial Services, Inc. (GainsKeeper); SunGard Financial Systems (Wall Street Concepts); Style Research, Inc.; Ernst & Young, LLP; Institutional Shareholder Services, Inc.; Lipper Inc., Morningstar, Inc.; Bloomberg LP; RiskMetrics Group, Inc.; FactSet Research Systems, Inc.; the Investment Company Institute; ICE Data Pricing & Reference Data LLC; and, on occasion, to transition managers such as BlackRock Institutional Trust Company; Fidelity Capital Markets (a division of National Financial Services, LLC); State Street Bank and Trust Company; Electra Information Systems; or Macquarie Capital (USA) Inc.; where such transition manager provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.
NFA conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff also will submit annually to the Board of Trustees a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
Trustees and Officers of the Trust
Management Information
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
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Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years[2]
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	119
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years[2]
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	119
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	119
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Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	119
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	119
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
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1948	Trustee since January 1995; Chairman since February 2005	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years[2]
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
Interested Trustee
M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	119
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years[2]
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
[1]	Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns 75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
[2]	Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]
Joseph Finelli
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Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]
Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]
Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1970	Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2] He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.
Responsibilities of the Board of Trustees
The Board of Trustees (the “Board”) has oversight responsibility for the conduct of the affairs of the Trust. The Board approves policies and procedures regarding the operation of the Trust, regularly receives and reviews reports from NFA regarding the implementation of such policies and procedures, and elects the Officers of the Trust to perform the daily functions of the Trust. The Chairman of the Board is an Independent Trustee.
Board Leadership Structure
The Board approves financial arrangements and other agreements between the Funds, on the one hand, and NFA, any subadvisers or other affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes
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it desirable to delegate responsibility for certain specific matters to Committees of the Board (“Committees”), as described below. The Committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each Committee are appointed by the Board upon recommendation of the Nominating and Fund Governance Committee.
This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds' current operations.
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement, or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose. In addition to conducting an annual self-assessment, the Board completes biennial peer evaluations, which focus on the performance and effectiveness of the individual members of the Board.
The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust, and each shall serve at the pleasure of the Board, or, to the extent permitted by the Trust’s By-laws, and except for the Chief Compliance Officer, at the pleasure of the President of the Trust, subject to the rights, if any, of an Officer under any contract of employment. The Trust’s Chief Compliance Officer must be approved by a majority of the Independent Trustees. Subject to the rights, if any, of an Officer under any contract of employment, any Officer may be removed, with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust; provided, that only the Board may remove, with or without cause, the Chief Compliance Officer of the Trust.
Board Oversight of Trust Risk
The Board’s role is one of oversight, including oversight of the Funds' risks, rather than active management. The Trustees believe that the Board’s Committee structure enhances the Board’s ability to focus on the oversight of risk as part of its broader oversight of the Funds' affairs. While risk management is the primary responsibility of NFA and the Funds' subadvisers, the Trustees regularly receive reports from NFA, Nationwide Fund Management LLC (“NFM”), and various service providers, including the subadvisers, regarding investment risks and compliance risks. The Committee structure allows separate Committees to focus on different aspects of these risks and their potential impact on some or all of the Funds and to discuss with NFA or the Funds’ subadvisers how they monitor and control such risks. In addition, the Officers of the Funds, all of whom are employees of NFA, including the President and Chief Executive Officer, Chief Financial Officer, Chief Compliance Officer and Chief Operating Officer, report to the Board and to the Chairs of its Committees on a variety of risk-related matters, including the risks inherent in each Officer’s area of responsibility, at regular meetings of the Board and on an ad hoc basis.
The Funds have retained NFA as the Funds' investment adviser and NFM as the Funds' administrator. NFA and NFM are responsible for the day-to-day operations of the Funds. NFA has delegated the day-to-day management of the investment activities of each Fund, with the exception of the Fund-of-Funds, to one or more subadvisers. NFA and NFM are primarily responsible for the Funds' operations and for supervising the services provided to the Funds by each service provider, including risk management services provided by the Funds' subadvisers, if any. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of each Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. The Board also reviews the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s compliance risk assessments for the Funds. The Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including each Fund’s investment risks.
Committees of the Board
The Board has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance, and Investment Committees. The function of each Committee is oversight.
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The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; it is the intention of the Board that it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit–the independent auditors are ultimately accountable to the Board and the Committee, as representatives of the Trust’s shareholders; (b) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors; (f) meet and consider the reports of the Trust's independent auditors; (g) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer; (h) review information provided to the Audit Committee regarding SEC examinations of the Trust and its service providers; and (i) undertake such other responsibilities as may be delegated to the Audit Committee by the Board. The Audit Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Mr. Karlawish, Ms. Kosel (Chair) and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The purposes of the Valuation and Operations Committee are to: (a) assist the Board in its review and oversight of the valuation of the Trust’s portfolio assets; (b) assist the Board with its review and oversight of the implementation and operation of the Trust's various policies and procedures relating to money market funds under Rule 2a-7 under the 1940 Act, including without limitation policies and procedures relating to the use of the amortized cost method of valuation, stress testing, and portfolio liquidity; (c) review and oversee the actions of the principal underwriter and investment advisers with respect to distribution of the Funds' shares including the operation of the Trust's Rule 12b-1 Plan and Administrative Services Plan; (d) assist the Board with its review and oversight of the implementation and operation of the Trust's various policies and procedures relating to transactions involving affiliated persons of a Trust, or affiliated persons of such affiliated persons; (e) review and oversee the investment advisers' brokerage practices as these relate to the Trust, including the use of “soft dollars”; (f) assist the Board in its review, consideration and oversight of any credit facilities entered into for the benefit of the Trust or any of the Funds and the use thereof by the Funds, including any interfund lending facility; (g) review and evaluate the services received by the Trust in respect of, and the Trust's contractual arrangements relating to, transfer agency services, administrative services, custody services, securities lending services, and such other services as may be assigned from time to time to the Committee by the Board for review and evaluation; (h) assist the Board in the design and oversight of the process for reviewing and evaluating payments made from the assets of any of the Funds to financial intermediaries for sub-transfer agency services, shareholder services, administrative services, and similar services; (i) assist the Board in its oversight and evaluation of policies, procedures, and activities of the Trust and of service providers to the Trust relating to cybersecurity and data security; and (j) undertake such other responsibilities as may be delegated to the Committee by the Board. The Valuation and Operations Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Dryden (Chair), Ms. Cholmondeley, Mr. Kridler and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The purposes of the Nominating and Fund Governance Committee are to: (a) assist the Board in its review and oversight of governance matters; (b) assist the Board with the selection and nomination of candidates to serve on the Board; (c) oversee legal counsel; (d) assist the Board in its review and oversight of shareholder communications and proxy voting by series of the Trust; (e) assist the Board in its review and consideration of insurance coverages to be obtained by or for the benefit of the Trust or the Trustees of the Trust, including, without limitation, fidelity bond coverage and errors and omissions/directors' and officers' liability coverage; and (f) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Fund Governance Committee met four times during the past fiscal year, and currently consists of the following Trustees: Mr. Allen (Chair), Ms. Dryden, Ms. Jacobs and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute trustees to the Board, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at Attn: Secretary, Nationwide Mutual Funds, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, which includes the following information: (i) name and address of the shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement
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utilized in connection with the election of Trustees; (v) the name, background information, and qualifications of the proposed candidate(s); and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
The purposes of the Investment Committee are to: (a) assist the Board in its review and oversight of the Funds' performance; (b) assist the Board in the design and oversight of the process for the renewal and amendment of the Funds' investment advisory and subadvisory contracts subject to the requirements of Section 15 of the 1940 Act; (c) assist the Board in its oversight of a liquidity risk management program for the Funds pursuant to Rule 22e-4 under the 1940 Act; and (d) undertake such other responsibilities as may be delegated to the Committee by the Board. The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Mr. Allen, Ms. Jacobs, Mr. Karlawish (Chair) and Ms. Kosel, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Koken, who is an interested person of the Trust, as defined in the 1940 Act.
Ownership of Shares of Nationwide Mutual Funds as of December 31, 2019
Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles E. Allen	Over $100,000	Over $100,000
Paula H.J. Cholmondeley	Over $100,000	Over $100,000
Phyllis Kay Dryden	Over $100,000	Over $100,000
Barbara I. Jacobs	Over $100,000	Over $100,000
Keith F. Karlawish	Over $100,000	Over $100,000
Carol A. Kosel	Over $100,000	Over $100,000
Douglas F. Kridler	Over $100,000	Over $100,000
David C. Wetmore	Over $100,000	Over $100,000
Interested Trustee
M. Diane Koken	Over $100,000	Over $100,000
Ownership in the Funds' Investment Adviser1, Subadvisers2 or Distributor3 as of December 31, 2019
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust
Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A
1	Nationwide Fund Advisors.
2	As of December 31, 2019, subadvisers to the Trust included: Allianz Global Investors U.S. LLC; Amundi Pioneer Institutional Asset Management, Inc.; Bailard, Inc.; BlackRock Investment Management, LLC; Brown Capital Management, LLC; Diamond Hill Capital Management, Inc.; Dimensional Fund Advisors LP; Federated Investment Management Company; Geneva Capital Management LLC; Logan Capital Management, Inc.; Loomis, Sayles & Company, L.P.; Mellon Investments Corporation; Nationwide Asset Management, LLC; Standard Life Investments (Corporate Funds) Limited; Thompson, Siegel & Walmsley LLC; UBS Asset Management (Americas) Inc.; WCM Investment Management; Wellington Management Company LLP; Western Asset Management Company LLC; and Ziegler Capital Management, LLC.
3	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
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Compensation of Trustees
The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the total compensation paid to the Independent Trustees, before reimbursement of any expenses incurred by them, for the fiscal year ended October 31, 2019. In addition, the Compensation Table sets forth the total compensation paid to the Independent Trustees from all the funds in the Fund Complex for the twelve months ended October 31, 2019. Trust officers receive no compensation from the Trust in their capacity as officers. The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust. Accordingly, Ms. Koken was not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.
The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
Charles E. Allen	$87,483	N/A	N/A	$349,500
Paula H.J. Cholmondeley	81,671	N/A	N/A	326,250
Phyllis Kay Dryden	87,483	N/A	N/A	349,500
Barbara I. Jacobs	84,486	N/A	N/A	337,250
Keith F. Karlawish	89,987	N/A	N/A	359,500
Carol A. Kosel	90,426	N/A	N/A	361,000
Douglas F. Kridler	84,486	N/A	N/A	337,250
David C. Wetmore	108,246	N/A	N/A	432,250
[1]	As of October 31, 2019, the Fund Complex included two trusts comprised of 119 investment company funds or series.
Each of the Trustees and officers and their families are eligible to purchase Class A shares at net asset value without any sales charge.
Code of Ethics
Federal law requires the Trust, each of its investment advisers and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.
Proxy Voting Guidelines
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds' proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds' website at nationwide.com/mutual-fund-proxy-voting.jsp, or (iii) on the SEC’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
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Investment Advisory and Other Services
Target Destination Funds
Trust Expenses
The Trust, on behalf of the Target Destination Funds, pays a unified management fee, as discussed in more detail below, pays the compensation of the Trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act) (“Independent Trustees”); interest charges; taxes; Rule 12b-1 fees; fees and expenses of legal counsel to the Independent Trustees; the cost of investment securities and other investment assets and expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; administrative services fees under an Administrative Services Plan; the cost of share certificates representing shares of the Trust; expenses incurred by a Fund in connection with any merger or reorganization or any other non-routine expenses not incurred in the ordinary course of a Fund’s business. NFA may, from time to time, agree to voluntarily or contractually waive a portion of the unified management fee in order to limit total operating expenses for each Fund and/or classes.
Unified Fee Management Agreement
Under a Unified Fee Management Agreement with the Trust, NFA manages the Target Destination Funds in accordance with the policies and procedures established by the Board. For these services, each Target Destination Fund pays NFA a unified management fee of 0.13% of the Fund’s average daily net assets. Out of that fee, NFA pays substantially all of the expenses of managing and operating a Fund, including those related to investment advisory services; mutual fund administration (including the daily calculation of each Fund’s net asset value); transfer agency; custody of the Funds’ assets; governmental fees; membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants; fees and expenses of legal counsel to the Trust (excluding fees for any extraordinary matters or legal fees and costs in contemplation or arising out of litigation to which the Funds, the officers or the Trustees are a party or incurred in anticipation of becoming a party); expenses of preparing, filing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental agencies; insurance and bonding premiums; the compensation and expenses of the Trust’s officers and Trustees who are “interested persons” of NFA; expenses relating to the issuance, registration, and qualification of shares of the Funds; and expenses related to printing and delivering prospectuses, statements of additional information and shareholder reports and supplements to any of the aforementioned to existing shareholders.
Under the unified fee arrangement, the Trust, and not NFA, is responsible for payment of compensation to and expenses of the independent Trustees; interest charges; taxes; Rule 12b-1 fees; fees and expenses of legal counsel to the independent Trustees; the cost of investment securities (and other investment assets) and expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; the cost of share certificates representing shares of the Trust; administrative services fees under an Administrative Services Plan; expenses incurred by a Fund in connection with any merger or reorganization or any other expenses not incurred in the ordinary course of a Fund’s business.
The unified management fee paid to NFA is in addition to, and does not include, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of an affiliated or unaffiliated Underlying Fund. NFA and the Board concur that the fees paid to NFA are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.
The Unified Fee Management Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its
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“assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board or NFA, on not more than 60 days’ written notice. The Agreement further provides that NFA may render similar services to others.
Investor Destinations Funds
Trust Expenses
The Trust, on behalf of the Investor Destinations Funds, pays the compensation and expenses of the Independent Trustees and the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, and all expenses (other than those assumed by NFA), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which include the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the Independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for each Investor Destinations Fund, as described below.
Investment Advisory Agreement
Under the Investment Advisory Agreement (the “Agreement”) with the Trust, NFA manages the Investor Destinations Funds in accordance with the policies and procedures established by the Trustees. For services provided under the Investment Advisory Agreement, NFA receives from each Investor Destinations Fund an annual fee, paid monthly, of 0.13%, based on average daily net assets of each Fund.
The Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board or NFA, on not more than 60 days’ written notice. The Agreement further provides that NFA may render similar services to others.
Investment Adviser
NFA manages the day-to-day investments of the assets of the Funds. NFA, located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.
NFA pays the compensation of the officers of the Trust employed by NFA and pays the compensation and expenses of the Trustees who are interested persons of the Trust. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
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Limitation of Fund Expenses
In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for certain Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of the Investor Destinations Funds (the “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
With respect to the Investor Destinations Funds, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits that were in the Expense Limitation Agreement at the time that NFA waived the fees or reimbursed the expenses. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is made no more than three years from the date in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses to limit total annual fund operating expenses for all share classes of the Investor Destinations Funds of the Trust to 0.25% until at least February 28, 2021. The expense limitation excludes any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities; acquired fund fees and expenses; short sale dividend expenses; Rule 12b-1 fees; fees paid pursuant to an Administrative Services Plan; fees paid to JPMorgan Chase Bank, N.A. (“JPMorgan”) (as the Trust’s sub-administrator) related to the SEC’s Financial Reporting Modernization and Liquidity Risk Management Program Rules (as provided for in Amendment No. 10 to the Sub-Administration Agreement between JPMorgan and Nationwide Fund Management LLC dated July 1, 2018); other expenditures which are capitalized in accordance with generally accepted accounting principles; and expenses incurred by a Fund in connection with any merger or reorganization. The expense limitation also may exclude other nonroutine expenses not incurred in the ordinary course of the Funds’ business.
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Investment Advisory Fees
During the fiscal years ended October 31, 2019, 2018 and 2017, the Funds paid NFA fees for investment advisory services, after waivers and reimbursements as follows:
	Fiscal Years Ended October 31,
	2019		2018		2017
Fund	Fees Paid	Fees Waived and/or Reimbursed	Fees Paid	Fees Waived and/or Reimbursed	Fees Paid	Fees Waived and/or Reimbursed
Nationwide Destination 2020 Fund	$267,443	$0	$301,504	$0	$339,093	$0
Nationwide Destination 2025 Fund	378,580	0	397,625	0	403,108	0
Nationwide Destination 2030 Fund	392,382	0	403,636	0	398,461	0
Nationwide Destination 2035 Fund	333,115	0	341,216	0	325,740	0
Nationwide Destination 2040 Fund	276,002	0	278,830	0	262,124	0
Nationwide Destination 2045 Fund	217,364	0	218,621	0	197,683	0
Nationwide Destination 2050 Fund	179,803	0	174,253	0	153,319	0
Nationwide Destination 2055 Fund	100,460	0	93,216	0	72,763	0
Nationwide Destination 2060 Fund	26,772	0	18,769	0	10,675	0
Nationwide Destination Retirement Fund	87,763	0	104,391	0	132,340	0
Nationwide Investor Destinations Aggressive Fund	1,255,181	0	1,392,098	0	1,405,991	0
Nationwide Investor Destinations Conservative Fund	858,586	0	959,333	0	932,803	0
Nationwide Investor Destinations Moderate Fund	1,617,436	0	1,753,044	0	1,867,200	0
Nationwide Investor Destinations Moderately Aggressive Fund	1,980,267	0	2,175,313	0	2,243,538	0
Nationwide Investor Destinations Moderately Conservative Fund	568,118	0	609,522	0	649,405	0
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Manager-of-Managers Structure
NFA and the Trust have received from the SEC an exemptive order for the manager-of-managers structure which allows NFA, subject to the approval of the Board of Trustees, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all changes are subject to approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
NFA has no current intention to hire a subadviser for the Funds. In instances where NFA would hire a subadviser, pursuant to the exemptive order, NFA monitors and evaluates any subadvisers, which includes performing initial due diligence on prospective subadvisers for the Funds, selecting the subadvisers for the Funds, and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA would have responsibility for communicating performance expectations and evaluations to the subadvisers and ultimately recommending to the Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend changes of subadvisers frequently. NFA would regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although NFA would monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
Portfolio Managers
Appendix C contains the following information regarding the portfolio managers identified in the Funds’ Prospectuses: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
Distributor
Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly owned subsidiary of NFS Distributors, Inc., which in turn is a wholly owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Joseph Finelli
Christopher Graham
Brian Hirsch
Michael S. Spangler
M. Diane Koken
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Lee T. Cummings
Timothy M. Rooney
Stephen R. Rimes
In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee, if any, imposed on sales of shares of each Fund.
The table below sets forth the aggregate amounts of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by NFD from the sale of fund shares and the amounts retained by NFD after reallowances to dealers for the Funds listed below for the fiscal years ended October 31, 2019, 2018 and 2017:
	Fiscal Year Ended October 31,
	2019		2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide Destination 2020 Fund	$662	$87	$11,716	$1,881	$1,768	$271
Nationwide Destination 2025 Fund	1,852	256	15,647	2,273	7,261	982
Nationwide Destination 2030 Fund	13,038	1,803	12,306	1,660	7,691	1,098
Nationwide Destination 2035 Fund	12,267	1,700	13,423	1,854	8,617	1,114
Nationwide Destination 2040 Fund	7,564	1,010	13,055	2,434	3,153	404
Nationwide Destination 2045 Fund	14,010	2,306	22,498	3,198	14,216	2,011
Nationwide Destination 2050 Fund	7,422	965	9,126	1,339	7,107	1,058
Nationwide Destination 2055 Fund	10,934	1,481	5,187	727	3,585	466
Nationwide Destination 2060 Fund	3,721	495	1,707	246	1,528	200
Nationwide Destination Retirement Fund	5,124	759	614	85	435	68
Nationwide Investor Destinations Aggressive Fund	58,556	8,107	79,828	11,771	93,705	14,035
Nationwide Investor Destinations Conservative Fund	188,904	23,117	371,868	77,190	549,029	73,765
Nationwide Investor Destinations Moderate Fund	118,551	17,211	154,487	23,022	263,312	38,470
Nationwide Investor Destinations Moderately Aggressive Fund	96,005	13,224	134,785	19,400	164,951	25,051
Nationwide Investor Destinations Moderately Conservative Fund	64,255	5,251	107,879	13,700	158,118	26,041
The amount of front-end sales load that NFD reallows to dealers with respect to Class A shares of each Fund, as a percentage of the offering price of such Class A shares, appears under “Additional Information on Purchases and Sales – Class A Sales Charges.”
Distribution Plan
The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to certain classes of shares. The Rule 12b-1 Plan permits the Funds to compensate NFD, as the Funds' principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Under the Rule 12b-1 Plan, NFD is paid an annual fee in the following amounts:
•0.25% of the average daily net assets of the Funds’ Class A (distribution or service fee)
•1.00% of the average daily net assets of the Funds’ Class C shares (0.25% of which may be a service fee)
•0.50% of the average daily net assets of the Funds’ Class R shares (0.25% of which may be either a distribution or service fee)
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•0.25% of the average daily net assets of the Investor Destinations Funds’ Service Class shares (0.25% distribution or service fee)
The table below sets forth the distribution fees paid to the Fund’s Distributor under the Rule 12b-1 Plan from the following Funds for the fiscal year ended October 31, 2019:
Fund	Class A	Class C1	Class R	Service Class
Nationwide Destination 2020 Fund	$52,478	$15,374	$233,385	N/A
Nationwide Destination 2025 Fund	86,246	17,671	311,597	N/A
Nationwide Destination 2030 Fund	108,106	14,205	325,087	N/A
Nationwide Destination 2035 Fund	99,208	14,523	295,205	N/A
Nationwide Destination 2040 Fund	87,998	6,294	234,316	N/A
Nationwide Destination 2045 Fund	78,896	11,926	185,056	N/A
Nationwide Destination 2050 Fund	67,072	951	175,292	N/A
Nationwide Destination 2055 Fund	44,178	342	88,368	N/A
Nationwide Destination 2060 Fund	15,861	998	9,937	N/A
Nationwide Destination Retirement Fund	13,877	6,551	98,227	N/A
Nationwide Investor Destinations Aggressive Fund	165,703	304,329	287,734	$1,514,804
Nationwide Investor Destinations Conservative Fund	203,357	1,328,699	148,239	290,873
Nationwide Investor Destinations Moderate Fund	311,584	665,197	473,621	1,499,077
Nationwide Investor Destinations Moderately Aggressive Fund	336,806	494,561	599,736	2,005,984
Nationwide Investor Destinations Moderately Conservative Fund	143,423	467,938	187,942	384,378
1 Class C shares of the Nationwide Target Destination Funds converted to Class A shares of each respective Fund on August 23, 2019.
The following expenditures were made during the fiscal year ended October 31, 2019, using the 12b-1 fees received by NFD with respect to the Funds:
Fund	Prospectus Printing & Mailing[1]	Distributor Compensation & Costs	Financing Charges with respect to C Shares	Broker-Dealer Compensation & Costs
Nationwide Destination 2020 Fund	$0	$0	$22	$301,215
Nationwide Destination 2025 Fund	0	233	678	414,603
Nationwide Destination 2030 Fund	0	2,115	217	445,066
Nationwide Destination 2035 Fund	0	0	5,810	403,126
Nationwide Destination 2040 Fund	0	912	231	327,465
Nationwide Destination 2045 Fund	0	135	188	275,555
Nationwide Destination 2050 Fund	0	535	71	242,709
Nationwide Destination 2055 Fund	0	169	42	132,677
Nationwide Destination 2060 Fund	0	548	94	26,153
Nationwide Destination Retirement Fund	0	428	0	118,227
Nationwide Investor Destinations Aggressive Fund	0	7,655	3,191	2,261,724
Nationwide Investor Destinations Conservative Fund	0	62,601	6,194	1,902,373
Nationwide Investor Destinations Moderate Fund	0	9,625	12,170	2,927,685
Nationwide Investor Destinations Moderately Aggressive Fund	0	0	16,876	3,420,211
Nationwide Investor Destinations Moderately Conservative Fund	0	20,854	7,961	1,154,866
[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Independent Trustees”). The Trust’s current Rule 12b-1 Plan was initially approved by the Board of Trustees on May 1, 2007, and is amended from time to time upon approval by the Board of Trustees. The Rule 12b-1 Plan may be terminated as to a class of a Fund by vote of a majority of the 12b-1 Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the
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distribution cost to a class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Rule 12b-1 Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the 12b-1 Independent Trustees or by a vote of the majority of the outstanding shares of the applicable class. The Rule 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the 12b-1 Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Rule 12b-1 Plan should be implemented or continued. In addition, the Trustees in approving the Rule 12b-1 Plan as to a Fund must determine that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit such Fund and its shareholders.
NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” (as shown in the table above) of a prospectus which covers multiple Funds, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
Administrative Services Plan
Under the terms of an Administrative Services Plan, Nationwide Fund Management LLC is permitted to enter into, on behalf of the Trust, Servicing Agreements with servicing organizations, such as broker-dealers, insurance companies and other financial institutions, who agree to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements, showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.
As authorized by the particular Administrative Services Plan, the Trust has entered into Servicing Agreements for the Funds pursuant to which NFS has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a wholly owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of Nationwide Fund Management LLC. In consideration for providing administrative support services, NFS and other entities with which the Trust or its agent may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, Class C, Class R, Service Class and Institutional Service Class shares of the Funds, respectively. Many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
During the fiscal years ended October 31, 2019, 2018 and 2017, NFS and its affiliates received $7,261,879, $7,851,293 and $7,962,705, respectively, in administrative services fees from the Funds.
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Fund Administration and Transfer Agency Services
Under the terms of the Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Trust and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for the Funds. NFM is located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan (see “Sub-Administration” below); and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp (see “Sub-Transfer Agency” below); and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
During the fiscal years ended October 31, 2019, 2018 and 2017, the Target Destination Funds did not pay any fund administration and transfer agency fees. During the fiscal years ended October 31, 2019, 2018 and 2017, the Investor Destinations Funds paid NFM the following fund administration and transfer agency fees, including reimbursement for payment of networking fees:
Fund	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Nationwide Investor Destinations Aggressive Fund	$267,215	$281,241	$279,603
Nationwide Investor Destinations Conservative Fund	197,769	208,828	201,685
Nationwide Investor Destinations Moderate Fund	330,446	341,682	355,550
Nationwide Investor Destinations Moderately Aggressive Fund	393,802	412,396	417,521
Nationwide Investor Destinations Moderately Conservative Fund	147,265	150,186	155,015
Securities Lending Agent
The Board has approved certain Funds’ participation in a securities lending program. Under the securities lending program, Brown Brothers Harriman & Co. serves as the Funds’ securities lending agent (the “Securities Lending Agent”).
For the fiscal year ended October 31, 2019, the income earned by those Funds that engaged in securities lending, as well as the fees and/or compensation earned by such Funds (in dollars) pursuant to a securities lending agreement between the Trust with respect to the Funds and the Securities Lending Agent, were as follows:
Fund	Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from Revenue Split	Fees Paid for Cash Collateral Management Services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in Revenue Split	Rebates Paid to Borrowers	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Nationwide Destination 2020 Fund	$323	$(4)	$(2)	$(280)	$(286)	$37
Nationwide Destination 2025 Fund	553	(7)	(3)	(480)	(490)	63
Nationwide Destination 2030 Fund	21,613	(438)	(112)	(17,126)	(17,676)	3,937
Nationwide Destination 2035 Fund	40,674	(757)	(209)	(32,899)	(33,865)	6,809
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Fund	Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from Revenue Split	Fees Paid for Cash Collateral Management Services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in Revenue Split	Rebates Paid to Borrowers	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Nationwide Destination 2040 Fund	68,488	(1,286)	(351)	(55,280)	(56,917)	11,571
Nationwide Destination 2045 Fund	54,897	(999)	(277)	(44,630)	(45,906)	8,991
Nationwide Destination 2050 Fund	38,244	(781)	(194)	(30,243)	(31,218)	7,026
Nationwide Destination 2055 Fund	10,941	(218)	(57)	(8,707)	(8,982)	1,959
Nationwide Destination 2060 Fund	1,994	(42)	(10)	(1,568)	(1,620)	374
Nationwide Destination Retirement Fund	141	(2)	(1)	(123)	(126)	15
Nationwide Investor Destinations Aggressive Fund	99	(3)	(1)	(71)	(75)	24
Nationwide Investor Destinations Conservative Fund	8,535	(95)	(38)	(7,543)	(7,676)	859
Nationwide Investor Destinations Moderate Fund	8,728	(87)	(47)	(7,808)	(7,942)	786
Nationwide Investor Destinations Moderately Aggressive Fund	148	(4)	(1)	(106)	(111)	37
Nationwide Investor Destinations Moderately Conservative Fund	319	(4)	(2)	(276)	(282)	37
The Funds paid no administrative, indemnification or other fees not included in the revenue split with the Securities Lending Agent.
For the fiscal year ended October 31, 2019, the Securities Lending Agent performed various services related to securities lending, including the following:
•lending a Fund’s portfolio securities to institutions that are approved borrowers;
•determining whether a loan of a portfolio security shall be made and negotiating and establishing the terms and conditions of the loan with the borrower;
•ensuring that all dividends and other distributions paid with respect to loaned securities are credited to the applicable Fund’s account;
•receiving and holding, on behalf of a Fund, or transferring to a Fund’s custodial account, collateral from borrowers to secure obligations of borrowers with respect to any loan of available portfolio securities;
•marking-to-market each business day the market value of securities loaned relative to the market value of the collateral posted by the borrowers;
•obtaining additional collateral, to the extent necessary, in order to maintain the value of collateral at the levels required by the Securities Lending Agency Agreement, relative to the market value of securities loaned;
•at the termination of a loan, returning the collateral to the borrower upon the return of the loaned securities;
•investing cash collateral in permitted investments as directed by the Funds; and
•maintaining records relating to the Funds’ securities lending activities and providing the Funds monthly statements describing, among other things, the loans made during the period, the income derived from the loans (or losses incurred) and the amounts of any fees or payments paid with respect to each loan.
Sub-Administration
NFM has entered into a Sub-Administration Agreement with JPMorgan Chase Bank, N.A., dated May 22, 2009, to provide certain fund sub-administration services for each Fund. NFM pays JPMorgan a fee for these services.
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Sub-Transfer Agency
NFM has entered into a Sub-Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services, dated September 1, 2012, to provide certain sub-transfer agency services for each Fund. NFM pays US Bancorp a fee for these services.
Custodian
JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Global Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006-1871, serves as the Trust’s legal counsel.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP, Two Commerce Square, 2001 Market St., Suite 1800, Philadelphia, PA 19103, serves as the Independent Registered Public Accounting Firm for the Trust.
Brokerage Allocation
NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Because the Funds invest primarily in shares of the Underlying Funds it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities or derivatives traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. Bilaterally negotiated derivatives may include a fee payable to a Fund’s counterparty. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.
Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and any subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.
Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser’s normal research activities or expenses.
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There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
In purchasing and selling investments for the Funds, it is the policy of NFA or a subadviser to seek to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
NFA or a subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under the respective advisory or subadvisory agreement. The fees paid to NFA or a subadviser pursuant to the respective advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commissions are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and any subadviser are prohibited from considering a broker-dealer’s sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.
Commission Recapture Program. NFA may instruct subadvisers of affiliated Underlying Funds to direct certain brokerage transactions, using best efforts, and subject always to obtaining best execution, to broker-dealers in connection with a commission recapture program that is used to offset a Funds' operating expenses. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a subadviser, which can be significant over time, and thereby reduces expenses. If a subadviser does not believe it can obtain best execution from such broker-dealers, there is no obligation to execute portfolio transactions through such broker-dealers. Commissions recaptured by a Fund will be included in realized gain (loss) on securities in a Funds' appropriate financial statements.
Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Insurance Company or Jefferson National Life Insurance Company of New York. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, a Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
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Each of the Funds contemplates that, consistent with the policy of seeking to obtain best execution, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of NFA or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. NFA and the subadvisers do not necessarily deem it practicable or in the Funds' best interests to solicit competitive bids for commissions on each transaction. However, NFA and the subadvisers regularly give consideration to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
During the fiscal years ended October 31, 2019, 2018 and 2017, the Target Destination Funds and the Investor Destinations Funds paid the following brokerage commissions:
Fund	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Nationwide Destination 2020 Fund	$9,384	$462	$1,294
Nationwide Destination 2025 Fund	13,387	867	2,173
Nationwide Destination 2030 Fund	15,035	1,847	2,530
Nationwide Destination 2035 Fund	14,995	1,632	2,311
Nationwide Destination 2040 Fund	14,239	1,091	1,884
Nationwide Destination 2045 Fund	11,768	868	1,569
Nationwide Destination 2050 Fund	9,963	685	1,223
Nationwide Destination 2055 Fund	5,521	362	534
Nationwide Destination 2060 Fund	1,458	75	80
Nationwide Destination Retirement Fund	2,882	201	628
Nationwide Investor Destinations Aggressive Fund	65,673	11,103	2,980
Nationwide Investor Destinations Conservative Fund	13,623	1,498	2,163
Nationwide Investor Destinations Moderate Fund	67,249	6,371	2,595
Nationwide Investor Destinations Moderately Aggressive Fund	100,133	9,517	3,163
Nationwide Investor Destinations Moderately Conservative Fund	17,814	412	926
During the fiscal years ended October 31, 2019, 2018 and 2017, neither the Investor Destinations Funds nor the Target Destination Funds held direct investments in securities of their regular broker-dealers or paid brokerage commissions to affiliated brokers.
Other Dealer Compensation
In addition to the dealer commissions and payments under the Funds' 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and from their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.
In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.
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The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:
•the Distributor and other affiliates of NFA,
•broker-dealers,
•financial institutions, and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families. NFA does not seek reimbursement by the Funds for such payments.
Additional Compensation to Affiliated Financial Institution. Nationwide Fund Advisors (“NFA”) and Nationwide Fund Distributors LLC (“NFD”), pursuant to an agreement by the parties, pay their affiliate, Nationwide Financial Services, Inc. various amounts under the terms of the agreement.
Additional Compensation to Financial Institutions. The unaffiliated financial institutions that receive additional compensation (as described in the Prospectus) from NFA, NFM or NFD, from their own resources, include the following (the information set forth below is considered complete as of the date of this SAI, and as supplemented; however, agreements may be entered into, terminated, or amended, from time to time, without notice or change to the SAI):
AIG Advisor Group, Inc.; SagePoint Financial Advisors, Inc.; FSC Securities Corporation; Woodbury Financial, Inc.; and Royal Alliance Associates, Inc. (collectively, “Advisor Group”)
NFA, pursuant to a written agreement, pays each respective member of the Advisor Group quarterly at the annual rates as follows: (i) 0.07% (7 basis points) of the average daily net asset value of shares of each respective Nationwide Target Destination Fund and each respective Nationwide Investor Destinations Fund that are sold by the Advisor Group to their customers; (ii) 0.00% (0 basis points) of the average daily net asset value of shares of the following Funds that are sold by the Advisor Group to their customers: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily net asset value of shares of all other series of the Trust that are sold by the Advisor Group to their customers. Excluded from this arrangement are shares of the Funds in ERISA retirement plans and individual retirement accounts held in fee-based platforms (“qualified advisory accounts”).
An annual partnership fee of $5,000 will be paid with respect to qualified advisory accounts.
Ameriprise Financial Services, Inc. (“Ameriprise”)
NFD, pursuant to a written agreement, pays Ameriprise monthly at the annual rates as follows: (i) 0.08% (8 basis points) of the average daily aggregate value of shares of each respective Nationwide Target Destination Fund and each respective Nationwide Investor Destinations Fund held by Ameriprise’s customers during the month through all sales platforms, as set forth in the agreement; (ii) 0.00% (0 basis points) of the average daily aggregate value of shares of the following Funds that are held by Ameriprise’s customers during the month through all sales platforms, as set forth in the agreement: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily aggregate value of shares of all other series of the Trust held by Ameriprise’s customers during the month through all platforms, as set forth in the agreement. NFD also will pay Ameriprise $1,000 for each new subsequent Fund placed in the written agreement of the parties. The merger or reorganization of a Fund into another Fund that is not at the time included in the agreement, will be considered to be the addition of a new Fund. NFD also will reimburse Ameriprise for expenses deriving from performing services relating to but separate from distribution services, including but not limited to, technology services, operational reporting, or technology or operational expenses deriving from particular issues presented by the Funds or systems. NFD also will pay Ameriprise the reasonable costs Ameriprise incurs when responding to or complying with any audit, report, examination, inspection or compliance review requested by NFD or the Funds and any information or document request and any other request by NFD that is not otherwise specifically addressed in an agreement of the parties.
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Bailard, Inc. (“Bailard”)
NFA, pursuant to a written agreement, pays Bailard monthly at the following annual rates: (i) 0.275% (27.5 basis points) of the daily net assets of the Class M shares of the Nationwide Bailard International Equities Fund; and (ii) 0.305% (30.5 basis points) of the daily net assets of the Class M shares of the Nationwide Bailard Cognitive Value Fund and the Nationwide Bailard Technology & Science Fund. Clients of Bailard pay investment advisory fees to Bailard in connection with the management of the clients’ assets, a portion of which may be invested in one or more of the Nationwide Bailard International Equities Fund, the Nationwide Bailard Cognitive Value Fund and the Nationwide Bailard Technology & Science Fund. Bailard has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to Bailard or indirectly through Bailard’s management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client’s account with Bailard. As a result, the direct fee that Bailard receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to NFA) that such clients indirectly incur as shareholders of such Funds. The additional payments by NFA out of its own resources, as described above, are intended to assist Bailard in recouping the client fees waived or reduced by it as described above. These periodic payments, which are solely the obligation of NFA are separate from and in addition to the subadvisory fees paid to Bailard.
B.C. Ziegler & Company, Inc. (“B.C. Ziegler”)
NFA, pursuant to a written agreement, pays B.C. Ziegler the following (i) 0.10% (10 basis points) on the average daily net asset value of Fund shares held by customers of B.C. Ziegler in the following Funds: Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund, and (ii) 0.05% (5 basis points) on the average daily net asset value of Fund shares held by customers of B.C. Ziegler in the following Funds: Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund.
Cambridge Investment Research, Inc. (“Cambridge”)
NFA, pursuant to a written agreement with Cambridge, reimburses Cambridge a ten dollar ($10.00) ticket charge for each Fund share purchase that is (1) equal to or greater than $5,000, (2) on a single ticket that includes only Nationwide Funds, and (3) entered and executed through one of Cambridge’s clearing firms, National Financial, LLC and/or Pershing, LLC. Excluded from this arrangement are (i) redemptions or exchanges, (ii) purchases subject to no-transaction fees, (iii) purchases by check and application direct to the Funds’ transfer agent, or (iv) any Fund that is not available for purchase by new investors or is otherwise only available for purchase by existing shareholders pursuant to the terms of the Fund’s then-current prospectus.
Charles Schwab & Co., Inc. (“Schwab”)
Pursuant to a written agreement, Schwab receives 0.40% (40 basis points) of the average daily value of shares held in accounts at Schwab (excluding the value of shares held in such accounts prior to the effectiveness of the written agreement) or $1,000 per month for each Fund, whichever is greater. Each Fund’s Rule 12b-1 and administrative servicing fees pay for distribution and service components, respectively. NFA pays for any overage.
Fidelity Brokerage Services LLC (“Fidelity Brokerage”) and National Financial Services LLC (“National Financial”)
Pursuant to a written agreement, Fidelity Brokerage and National Financial receive monthly 0.40% (40 basis points) of the daily market value of the number of Fund shares held in accounts at Fidelity Brokerage and National Financial. Each Fund’s Rule 12b-1 and administrative servicing fees pay for distribution and service components, respectively. NFA pays for any overage.
First Allied Securities, Inc. (“First Allied”)
NFA, pursuant to a written agreement of the parties, pays First Allied quarterly a service fee at the annual rate as follows: (i) 0.20% (20 basis points) of the net asset value of Class A shares of the following Funds sold subject to a front-end sales charge (as may be reduced by rights of accumulation, if applicable), by First Allied to its customers: Nationwide Target Destination Funds, Nationwide Investor Destinations Funds, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide
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International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, and Nationwide U.S. Small Cap Value Fund; and (ii) 0.05% (5 basis points) on the net asset value of Class A shares of the following Funds, sold subject to a front-end sales charge (as may be reduced by rights of accumulation, if applicable), by First Allied to its customers: Nationwide Bond Fund and Nationwide Bond Index Fund. Any annual aggregate minimum with respect to the foregoing payments have been waived.
Great West Life & Annuity Insurance Company (“Great West”)
NFA, pursuant to a written agreement between the parties, pays Great West an annual fee of $1,000 for each class of fund that is an investment option on the retirement platform.
Investment Grade Technologies LLC d/b/a Oranj (“Oranj”)
NFA, pursuant to a written agreement of the parties, pays Oranj a fee on monthly asset growth, ranging from 0.02% to 0.05% based on the participating funds’ management fee as stated in the then-current prospectus. The participating funds are the Institutional Service Class of the following: Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide International Small Cap Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide WCM Focused Small Cap Equity Fund and the Nationwide Ziegler NYSE Arca Tech 100 Index Fund.
Ladenburg Thalman Advisor Network LLC; Investacorp, Inc.; KMS Financial Services, Inc.; Securities America, Inc.; Securities Service Network, Inc. and Triad Advisors, Inc. (collectively, “Ladenburg Thalman Group”)
NFA, pursuant to a written agreement with Ladenburg Thalman Advisor Network LLC (the parent company of each of the other members of the Ladenburg Thalman Group), pays each member of the Ladenburg Thalman Group quarterly a sales fee at the annual rate of 0.10% (10 basis points) of the net asset value of shares sold and 0.05% (5 basis points) of average daily net assets commencing 1 year after purchase. Excluded from this arrangement are (i) Class R6 shares; (ii) Fund shares that were purchased or held in connection with a “no transaction fee” platform provided by a member of the Ladenburg Thalman Group or any other broker-dealer that clears trades introduced by a member of the Ladenburg Thalman Group; (iii)  Fund shares that are purchased or held in discretionary IRA accounts or discretionary ERISA accounts; (iv) Fund shares that are purchased or held in qualified advisory accounts in a platform provided by a member of the Ladenburg Thalman Group or any other broker-dealer that clears trades introduced by a member of the Ladenburg Thalman Group; and (v) shares of the Funds held in the Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund and the Nationwide S&P 500 Index Fund.
LPL Financial LLC (“LPL”)
NFA, pursuant to a written agreement with LPL, pays LPL a ticket charge of $10.00 for each Fund purchase order entered and executed electronically by LPL on its brokerage platform. Ticket charges do not apply to redemptions, exchanges, purchases by check and application direct to the Funds’ transfer agent or to purchase orders with respect to the Nationwide Government Money Market Fund. A $4.50 ticket charge will be paid on eligible fee based account purchases in Institutional Service Class shares. The Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Index Funds are excluded from this arrangement. In addition, NFA pays LPL a service fee at the annual rate of 0.09% (9 basis points) of the average daily net asset value of brokerage (load/commissionable non-ERISA) and advisory assets above a base rate established January 1, 2014, of the Funds, with the exception of the Nationwide Government Money Market Fund, in any asset class owned beneficially or of record from time to time by customers or owned of record by LPL. NFA will pay a fee of 0.05% (5 basis points) on the advisory asset base established on January 1, 2014. For purposes of this service fee, Fund shareholder accounts may be held at LPL in street name or at the Fund’s transfer agent.
MSCS Financial Services, Inc. (“MSCS”)
NFA, pursuant to a written agreement of the parties, pays MSCS monthly a service fee at the annual rate of 0.25% (25 basis points) on shares held at Merrill Lynch that are subject to a service fee.
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Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)
NFD, pursuant to a written agreement of the parties, pays Merrill Lynch the following fees: (i) a monthly fee of 0.25% (25 basis points) of total new gross sales of shares of any class of each Fund (excluding sales from reinvestment of distributions and exchanges of shares of one or more Funds for any other Fund or Funds), payable in arrears; and (ii) an annual fee, payable quarterly, of 0.10% (10 basis points) of the value of Fund shares (including sales from exchanges of shares of one or more Funds for any other Fund or Funds) held by Merrill Lynch’s customers for more than one year, for Merrill Lynch’s continuing due diligence, training and marketing. In addition, NFA pays for administrative services that exceed the amount available under the Trust’s Administrative Services Plan for shares held on Merrill Lynch’s retirement plan platform.
Morgan Stanley Smith Barney LLC (“Morgan Stanley”)
NFA, pursuant to a written agreement of the parties, pays Morgan Stanley quarterly a mutual fund support fee on all brokerage and advisory assets, excluding money market, ERISA, SEP-IRA and SIMPLE-IRA assets at the following rates based on the Fund’s management fee stated in the then-current prospectus:
Support Fee	Fee Paid
Up to 0.25%	1 bps
0.25%-0.29%	2 bps
0.30%-0.34%	4 bps
0.35%-0.39%	5 bps
0.40% and above	10 bps
In addition, NFM pays Morgan Stanley 0.06% (6 basis points) for each customer account position. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Pershing LLC (“Pershing”)
NFD, pursuant to a written agreement of the parties, pays Pershing $19 for each customer account position in a share class subject to a CDSC fee and $16 for each customer account position in a share class not subject to a CDSC fee, with the exception of the Class R6, for which NFD has agreed to pay $12 for each customer account position in all series of the shares. A Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
The Prudential Insurance Company of America (“Prudential”)
NFA, pursuant to a written agreement of the parties, pays Prudential monthly a service fee at the annual rate as follows: (i) 0.40% (40 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund; (ii) 0.30% (30 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund; and (iii) 0.20% (20 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Ziegler Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund and the Nationwide Ziegler NYSE Arca Tech 100 Index Fund. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
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Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)
NFA, pursuant to a written agreement, pays Raymond James an annual fee calculated quarterly against the total value of Fund shares held by customers of Raymond James according to the following schedule:
(i)	0.20% (20 basis points) of the average daily value of shares held in Equity Funds;
(ii)	0.15% (15 basis points) of the average daily value of shares held in Fixed-Income Funds; and
(iii)	0.10% (10 basis points) of the average daily value of shares held in Index Funds.
For purposes of this agreement, the following funds are deemed to be Index Funds: Nationwide S&P 500 Index Fund, Nationwide Bond Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Investor Destinations Funds (all series) and Nationwide Target Destination Funds (all series). Excluded from this agreement are the Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Class R6 of all series of the Funds.
In addition, a $15 ticket charge fee will be paid on purchases in non-taxable accounts in the IMPAC and Passport fee-based programs. Purchases in the Nationwide Government Money Market Fund and Nationwide Inflation-Protected Securities Fund are excluded.
UBS Financial Services Inc. (“UBS”)
NFD, pursuant to a written agreement, pays UBS quarterly fees based on the following schedule or $75,000, whichever is greater: (i) the annual rate of 0.15% (15 basis points) of the value of the average monthly non-Index equity assets; (ii) the annual rate of 0.10% (10 basis points) of the average value of the average monthly non-Index fixed-income assets, and; (iii) the annual rate of 0.075% (7.5 basis points) of the value of the average monthly fixed-income assets in each of its retail and wrap programs that are invested in each Fund. In addition, NFA pays UBS a quarterly sales fee at the annual rate of 0.05% (5 basis points) of all sales of non-Index Fund shares and 0.08% (8 basis points), excluding the sales of Fund shares in InsightOne, PACE, Strategic Advisor or Diversified Return Strategies. For the purposes of this agreement, the following funds are deemed to be Index funds; Nationwide S&P 500 Index Fund, Nationwide Bond Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Investor Destinations Funds (all series) and Nationwide Target Destination Funds (all series). Excluded from this agreement are the Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Class R6 of all series of the Funds. In addition, in exchange for omnibus account services provided, NFM pays UBS $19 for each client account position in a Fund share class subject to a CDSC fee, and $18 for each client account position in a Fund share class not subject to a CDSC fee. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
U.S. Bancorp Investments, Inc. (“U.S. Bancorp”)
NFA, pursuant to a written agreement of the parties, pays U.S. Bancorp quarterly at the following annual rates: (i) 0.07% (7 basis points) of the average daily aggregate value of shares of each respective Nationwide Target Destination Fund and each Nationwide Investor Destinations Fund held by customers of U.S. Bancorp, excluding Fund shares that are held in any fee-based ERISA or individual retirement account; (ii) 0.00% (0 basis points) of the average daily aggregate value of shares of the following Funds that are held by U.S. Bancorp’s customers, excluding Fund shares that are held in any fee-based ERISA or individual retirement account: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily aggregate value of shares of all other series of the Trust held by U.S. Bancorp’s customers, excluding Fund shares that are held in any fee-based ERISA or individual retirement account.
U.S. Bank N.A. (“U.S. Bank”)
NFA, pursuant to a written agreement of the parties, pays U.S. Bank monthly a service fee at the annual rate as follows: (i) 0.40% (40 basis points) of the average daily net assets of the Institutional Service Class for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide WCM Focused
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Small Cap Fund and Nationwide Ziegler Equity Income Fund; and (ii) 0.30% (30 basis points) of the average daily net assets of the Institutional Service Class for the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund. Each Fund’s administrative servicing fees pays for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo”)
NFD, pursuant to a written agreement of the parties, pays Wells Fargo the following fees in exchange for Wells Fargo’s continuing due diligence, training, operations and systems support, and marketing provided to unaffiliated broker-dealers based on the following schedule or $250,000, whichever is greater: (i) the annual rate of 0.07% (7 basis points) of the net asset value of shares of Index Funds sold by Wells Fargo to its customers; (ii) the annual rate of 0.09% (9 basis points) of the net asset value of shares of the Nationwide Target Destination Funds and Nationwide Investor Destinations Funds sold by Wells Fargo to its customers; (iii) the annual rate of 0.12% (12 basis points) of the net asset value of shares of Fixed-Income and Equity Funds; and (iv) the annual rate of 0.13% (13 basis points) of the net asset value of shares of the other Nationwide Funds sold by Wells Fargo to its customers. Excluded from this agreement are the Nationwide Government Money Market Fund and Nationwide Inflation-Protected Securities Fund. In addition, in exchange for omnibus account services provided, NFM pays Wells Fargo $19 for each client account position in a Fund share class subject to a CDSC fee, and $16 for each client account position in a Fund share class not subject to a CDSC fee. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Additional Information on Purchases and Sales
Class A Sales Charges
The following table shows the Class A sales charges, which decrease as the amount of your investment increases.
Shareholders purchasing Class A shares of a Fund through certain financial intermediaries may be eligible for a sales charge waiver or discount. For more information, see Appendix A: Intermediary Sales Charge Discounts and Waivers of the applicable Fund’s Prospectus.
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested	Dealer commission as % of offering price
less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
Waiver of Class A Sales Charges
You may qualify for a waiver of the Class A sales charge if you own or are purchasing shares of a Fund. More information about purchasing shares through certain financial intermediaries appears in Appendix A to the applicable Fund’s Prospectus. To receive the sales charge waiver, you must inform the Trust, your financial advisor or your financial intermediary at the time of your purchase that you qualify for such a waiver. If you do not inform the Trust, your financial advisor or your financial intermediary that you are eligible for a sales charge waiver, you may not receive the waiver to which you are entitled. You may have to produce evidence that you qualify for a sales charge waiver before you will receive it.
Due to the reduced marketing effort required by NFD, the sales charge applicable to Class A shares may be waived for sales of shares to:
(a)	current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which NFD was identified as the broker-dealer of record;
(b)	investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
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(c)	owners of an account held directly with the Trust in which the previous broker-dealer of record had transferred such account to NFD;
(d)	employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
(e)	owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
(f)	Trustees and retired Trustees of the Trust (including its predecessor Trusts);
(g)	directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies;
(h)	directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives of any current subadviser to the Trust;
(i)	any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives of a broker-dealer having a dealer/selling agreement with the Distributor;
(j)	any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
(k)	registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in a Fund; and
(l)	any investor who purchases Class A Shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares.
Reduction of Class A Sales Charges
You may qualify for a reduced Class A sales charge if you own or are purchasing shares of a Fund. To receive the reduced sales charge, you must inform the Trust, your financial advisor or your financial intermediary at the time of your purchase that you qualify for such a reduction. If you do not inform the Trust, your financial advisor or your financial intermediary that you are eligible for a reduced sales charge, you may not receive the discount to which you are entitled. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.
Shareholders can reduce or eliminate Class A shares’ initial sales charge through one or more of the discounts described below:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation. You and members of your family who live at the same address can add the current value of your Class A and Class C investments in the Nationwide Funds (except shares of the Nationwide Government Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge.
•No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a privilege to reinvest some or all of the proceeds in shares of the same class. Generally, you will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment may affect the amount of capital gains tax that is due (see, “Sales, Exchanges and Redemptions of Fund Shares - Deferral of basis” under “ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS” below). If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
•Letter of Intent discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 (or $100,000 in certain Nationwide Funds as identified in their respective prospectuses) in Class A shares (excluding the Nationwide Government Money Market Fund) and your sales charge will be based on the total amount you intend to invest. You also can combine your purchases of Class C shares with your purchase of Class A shares to fulfill your Letter of Intent. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 800-848-0920 for more information.
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Class A Shares - Contingent Deferred Sales Charge (“CDSC”)
An investor may purchase $1 million or more, as indicated below, of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC (as shown below) if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, the Distributor may pay dealers a finder’s fee on investments made in Class A shares with no initial sales charge. The CDSC applies only if the Distributor paid a finder’s fee to the selling dealer. The CDSC does not apply to shares acquired through reinvestment of dividends or capital gains distributions.
The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less.
Amount of Class A Contingent Deferred Sales Charge
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
CDSC for Class C Shares
You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares of the Funds having Class C shares.
Waiver of CDSC for Class A and Class C Shares
Shareholders purchasing Class A and Class C shares of a Fund through certain financial intermediaries may be eligible for a sales charge waiver or discount. For more information, see Appendix A: Intermediary Sales Charge Discounts and Waivers of the applicable Fund’s Prospectus. Generally, the CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts; and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Fund’s transfer agent, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify.
Conversion of Class C Shares - Nationwide Investor Destinations Funds
Class C shares of the Nationwide Investor Destinations Funds automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C shares, you may receive fewer Class A shares than the number of
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Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to the Prospectus for each Fund.
Class A and Class C Broker Exchanges
Class A and Class C shares purchased by accounts participating in certain fee-based programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Service Class shares of the same Fund under certain circumstances. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge. If a shareholder of Institutional Service Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Service Class shares for Class A or Class C shares of a Fund, whichever class of shares the shareholder held prior to the entry into such Program. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.
Holders of Class A and Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period for Class C shares is generally one year after the purchase of such Class C shares, and for certain Class A shares that were purchased without the imposition of a front-end sales load, 18 months after the purchase of such Class A shares.
Exchanges of Class A or Class C shares for Institutional Service Class shares of the same Fund, or the exchange of Institutional Service Class shares for Class A or C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.
This exchange privilege is subject to termination and may be amended from time to time.
Class R Shares
Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, “retirement plans”) whereby the retirement plan or the retirement plan’s financial service firm has an agreement with NFD to utilize such shares in certain investment products or programs. Class R shares generally are available to small- and mid-sized retirement plans having at least $1 million in assets. In addition, Class R shares also generally are available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.
A retirement plan’s intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically, if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan’s intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries of retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan’s intermediaries may receive different compensation depending upon which class is chosen.
Redemptions
Generally, a Fund will typically issue payment for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH
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transaction has been completed (which may take up to 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the Fund believes that the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by a Fund directly to an account holder as a redemption in-kind.
In-Kind Redemptions
As described in the Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all Fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder (“redemption in-kind”). Redemptions in-kind generally will be pro-rata slices of the Fund’s portfolio or a representative basket of securities. Redemptions in-kind may also be used in stressed market conditions.
The Board has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request, thus limiting the potential adverse effect on the distributing Fund’s net asset value.
Accounts with Low Balances
Unless an account actively participates in an Automatic Asset Accumulation Plan, if the value of an account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, a shareholder is generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. The Fund will sell shares from an account quarterly to cover the fee.
The Trust reserves the right to sell the rest of a shareholder’s shares and close its account if that shareholder makes a sale that reduces the value of its account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, the Trust will give a shareholder notice and allow that shareholder 60 days to purchase additional shares to avoid this action. The Trust does this because of the high cost of maintaining small accounts.
A redemption of your remaining shares may be a taxable event for you. See “Sales, Exchanges and Redemptions of Fund Shares” below.
Valuation of Shares
All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Subject to the sole discretion of NFA, each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
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The net asset value per share (“NAV”) of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 p.m. Eastern Time) on each business day the Exchange is open for regular trading (the “Valuation Time”). To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds' investments may change on days when shares cannot be purchased or redeemed.
The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days when the Exchange is closed.
Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.
The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of each class of a Fund on which offering and redemption prices are based is determined by adding the value of all securities and other assets of a Fund attributable to the class, deducting liabilities attributable to that class, and dividing by the number of that class’s shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Securities for which market-based quotations are readily available are valued as of Valuation Time. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing. The Prospectuses for those underlying mutual funds should explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Equity securities (including shares of exchange traded funds) generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Debt and other fixed-income securities generally are valued at the bid valuation price provided by an independent pricing service, the use of which has been approved by the Board.
Securities for which market-based quotations are either unavailable (e.g., independent pricing service does not provide a value) or are deemed unreliable, in the judgment of NFA or designee, generally are valued at fair value by the Trustees, or persons to whom the Board has delegated its responsibilities pursuant to procedures approved by the Board (in this case, the Fair Valuation Committee). In addition, fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds' NAVs. Fair value determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
The Fair Valuation Committee monitors the results of fair valuation determinations and regularly reports the results to the Board or a committee of the Board. The Fair Valuation Committee monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a subadviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the Fair Valuation Committee is notified so that it may meet to determine what adjustment should be made.
To the extent that a Fund or an underlying mutual fund invests in foreign securities, the following would be applicable. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund or underlying fund’s NAV is calculated, a Fund or underlying fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Fund or underlying fund’s foreign investments since their last closing prices were calculated on their primary securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund and affiliated underlying fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those
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securities is substantially completed and the close of the Exchange. When a Fund or an underlying fund uses fair value pricing, the values assigned to the Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Systematic Investment Strategies
Directed Dividends –This strategy provides the security of principal that the Nationwide Government Money Market Fund offers plus the opportunity for greater long-term capital appreciation or income through reinvestment of dividends in another Fund.
An initial investment of $5,000 or more is made in the Investor Shares of the Nationwide Government Money Market Fund, and monthly dividends are then automatically invested into one or more of the Funds chosen by you at such Fund’s current offering price. Nationwide Government Money Market Fund dividends reinvested into one of the other Funds are subject to applicable sales charges.
Automatic Asset Accumulation – This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
You may open an account that is subject to an Automatic Asset Accumulation plan with no minimum investment, so long as each monthly purchase is at least $50 (per Fund). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through Directed Dividends, as described above.
Automatic Asset Transfer – This systematic investment plan allows you to transfer $50 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the day of the month the shareholder selects, or the following business day, if the date selected is a weekend or holiday. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Investor Shares of the Nationwide Government Money Market Fund to another Fund, sales charges may apply if not already paid.
Automatic Withdrawal Plan ($50 or More) – You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semiannually or annually, to you (or anyone you designate) from your account. Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while simultaneously redeeming shares under the program. The $50 minimum is waived for required minimum distributions from IRAs.
NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.
Investor Privileges
The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.
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No Sales Charge on Reinvestments – All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains but instead they will automatically be reinvested in the form of additional shares.
Exchange Privilege – The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Nationwide Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of Fund shares.
Exchanges among Nationwide Funds
Exchanges may be made among any of the Nationwide Funds within the same class of shares, so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement. Notwithstanding the foregoing, no minimum investment requirement shall apply to holders of Institutional Service Class or Class R6 shares of a Nationwide Fund seeking to exchange shares for Institutional Service Class or Class R6 shares (as appropriate) of another Nationwide Fund, where such Institutional Service Class or Class R6 shares had been designated as Class D shares at the close of business on July 31, 2012.
Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Nationwide Funds may not be available unless the Class R shares of the other Nationwide Funds, as applicable, are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.
There is no sales charge for exchanges of shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. Exchanges into the Investor Shares of the Nationwide Government Money Market Fund are permitted only from Class A, Class C, Class R, Class M and Institutional Service Class shares of other Nationwide Funds. If you exchange Class C shares (or certain Class A shares subject to a CDSC) for Investor Shares of the Nationwide Government Money Market Fund, the time you hold the shares in the Nationwide Government Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Investor Shares of the Nationwide Government Money Market Fund, you will pay the sales charge that would have been charged if the initial Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Nationwide Government Money Market Fund. If you exchange your Investor Shares of the Nationwide Government Money Market Fund back into Class C (or certain Class A) shares, the time you held Class C (or certain Class A) shares prior to the initial exchange into the Nationwide Government Money Market Fund will be counted for purposes of calculating the CDSC. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.
Exchanges May Be Made Four Convenient Ways:
By Telephone
Automated Voice Response System – You can automatically process exchanges for a Fund by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day’s closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time.
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Customer Service Line – By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day’s closing share price.
The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.
All of the classes of the Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the applicable Fund’s Prospectus to confirm that the instructions are genuine.
No Fund will be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and each Fund will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.
By Mail – Write to Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201-0701. Please be sure that your letter is signed exactly as your account is registered and that your account number and the name of the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants with Right of Survivorship,” then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter is received.
By Online Access – Log on to our website nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all Nationwide Funds as well as your own personal accounts. You also may perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.
Investor Services
Automated Voice Response System – Our toll-free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.
Toll Free Information and Assistance – Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 9 a.m. and 8 p.m. Eastern time (Monday through Friday). Call toll-free: 800-848-0920.
Retirement Plans and Accounts and Coverdell Accounts – Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts and Simplified Employee Pension Plans. For a free information kit, call 800-848-0920.
Shareholder Confirmations – You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized or systematic transactions. Instead, these will appear on your next consolidated statement.
Consolidated Statements – Fund shareholders receive quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.
For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by Social Security number, address and zip code. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.
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Shareholder Reports – All shareholders will receive reports semiannually detailing the financial operations of the Funds.
Prospectuses – Updated prospectuses will be mailed to you at least annually.
Undeliverable Mail – If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any dividend/capital gain distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receive further instructions from the shareholder.
Abandoned Property – The assets in your mutual fund account may be transferred to the state in which you reside if no activity occurs within your account during the “inactivity period” specified in your state's abandoned property laws.
Additional Information
Description of Shares
The Second Amended and Restated Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:
Series	Share Classes
Nationwide AllianzGI International Growth Fund*	Class A, Class R6, Institutional Service Class, Eagle Class
Nationwide Amundi Global High Yield Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Amundi Strategic Income Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Bailard Cognitive Value Fund*	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bailard International Equities Fund*	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bailard Technology & Science Fund*	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bond Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Bond Index Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Core Plus Bond Fund*	Class A, Institutional Service Class, Class R6
Nationwide Destination 2020 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2025 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2030 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2035 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2040 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2045 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2050 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2055 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2060 Fund	Class A, Class R, Institutional Service Class, Class R6
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Series	Share Classes
Nationwide Destination 2065 Fund	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)[1]	Class A, Class R, Institutional Service Class, Class R6
Nationwide Diamond Hill Large Cap Concentrated Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Emerging Markets Debt Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Geneva Mid Cap Growth Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Geneva Small Cap Growth Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Global Sustainable Equity Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Government Money Market Fund*	Service Class, Investor Shares, Class R6
Nationwide Inflation-Protected Securities Fund*	Class A, Institutional Service Class, Class R6
Nationwide International Index Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide International Small Cap Fund*	Class A, Institutional Service Class, Class R6
Nationwide Investor Destinations Aggressive Fund	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Conservative Fund	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderate Fund	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderately Aggressive Fund	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderately Conservative Fund	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Loomis All Cap Growth Fund*	Class A, Institutional Service Class, Class R6, Eagle Class
Nationwide Loomis Core Bond Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Loomis Short Term Bond Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Long/Short Equity Fund*	Class A, Institutional Service Class, Class R6
Nationwide Mellon Disciplined Value Fund*	Class A, Class K, Class R6, Institutional Service Class, Eagle Class
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)*[2]	Class A, Class C, Class R, Institutional Service Class, Class R6, Eagle Class
Nationwide Mid Cap Market Index Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Multi-Cap Portfolio*	Class R6
Nationwide S&P 500 Index Fund*	Class A, Class C, Class R, Service Class, Institutional Service Class, Class R6
Nationwide Small Cap Index Fund*	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Small Company Growth Fund*	Class A, Institutional Service Class
Nationwide U.S. Small Cap Value Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide WCM Focused Small Cap Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Ziegler Equity Income Fund*	Class A, Class C, Institutional Service Class, Class R6
Nationwide Ziegler NYSE Arca Tech 100 Index Fund*	Class A, Class C, Institutional Service Class, Class R6
*	Information on these Nationwide Funds is contained in separate Statements of Additional Information.
[1]	Name change effective August 27, 2019. Formerly, Nationwide Destination 2015 Fund.
[2]	Name change effective February 28, 2020. Formerly, Nationwide Dynamic U.S. Growth Fund.
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You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or pre-emptive rights.
Voting Rights
Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Second Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Second Amended and Restated Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or
(2)	change the name of the Trust; or
(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Second Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
An annual or special meeting of shareholders to conduct necessary business is not required by the Second Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Second Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions with respect to a Fund, the right to vote is limited to the holders of shares of that Fund. However, shares of all Nationwide Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Rule 12b-1 Plan.
Additional General Tax Information for All Funds
The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Additional General Tax Information For All Funds” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
Unless otherwise indicated, the discussion below with respect to a Fund includes in the case of a Fund invested in an Underlying Fund classified as a regulated investment company, its pro rata share of the dividends and distributions paid by such Underlying Fund. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund’s investments apply to any investments made directly by the Fund and to any investments made by an Underlying Fund that is a regulated investment company.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
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Taxation of the Fund
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any
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given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – In general” below.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50 percentage points over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. In addition, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:
•any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
•the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.
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Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Fund-of-funds. Because the Fund is a fund-of-funds, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund-of-funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund-of-funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to qualified fund-of-funds discussed below, a fund-of-funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see, “Taxation of Fund Distributions – Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund-of-funds from interest earned by an Underlying Fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below). However, a fund-of-funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see, “Taxation of Fund Distributions “—Qualified dividend income for individuals” and “—Dividends-received deduction for corporations”). A qualified fund-of-funds, i.e., a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits, and (b) exempt-interest dividends.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See, “Taxation of Fund Distributions – Pass-through of foreign tax credits.”
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Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed to noncorporate taxpayers at reduced rates or for the dividends-received deduction available to corporations. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations.”
Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the TCJA “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends” to its shareholders. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would
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treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares also may be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund-of-funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. In addition, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.
U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, securities lending agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. However, see, “Taxation of the Fund – Fund-of-funds” above.
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Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Sales, Exchanges and Redemptions of Fund Shares
Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.
In addition to the Fund’s default method of average cost, other cost basis methods offered by Nationwide Mutual Funds, which you may elect to apply to covered shares, include:
•FIFO (First In, First Out) – the shares purchased first are sold first.
•LIFO (Last In, First Out) – the shares purchased last are sold first.
•High Cost – the shares with the highest cost per share are sold first.
•Low Cost – the shares with the lowest cost per share are sold first.
•Loss/Gain Utilization – groups of shares (lots) are selected and sold based on generating losses first (short-term then long-term) and gains last (long-term then short-term).
•Specific Lot Identification – you must specify the share lots to be sold at the time of redemption. This method requires you to elect a secondary method in the event the lots you designate for redemption are unavailable. The secondary method options include first in, first out; last in, first out; low cost; high cost; and loss/gain utilization. If a secondary method is not elected, first in, first out will be used.
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You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.
With the exception of the specific lot identification method, Nationwide Mutual Funds first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order, then you must elect specific lot identification and choose the lots you wish to deplete first.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Internal Revenue Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.
Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules also may limit the amount of loss that may be taken into account on disposition after such adjustment.
Conversion or exchange of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. For example, the exchange of Class A or Class C shares for Institutional Service Class shares of the same Fund in certain Programs sponsored by and/or controlled by financial intermediaries, or the exchange of Institutional Service Class shares for Class A or Class C shares of the same Fund by certain holders who cease participation in such Programs, will be tax-free for federal income tax purposes. Shareholders also should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
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Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES AND INVESTMENT POLICIES” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses
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are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You also should be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a
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U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions – Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors – Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.
Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” In addition, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment
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company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. In addition, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium unrelated to the conversion feature of the security over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
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In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short-term capital gain dividends.
However, the Fund may choose not to utilize the exemptions for interest-related dividends paid and short-term capital gains dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.
The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs, USRPIs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.
U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and,
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if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or nonfinancial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it meets certification requirements described below. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS or to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions
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also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
Major Shareholders
To the extent NFA and its affiliates directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of the Funds, it is deemed to have “control” over matters which are subject to a vote of the Funds’ shares.
NFA is wholly owned by NFS. NFS, a holding company, is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise, which includes NFG. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
As of January 31, 2020, the Trustees and Officers, as a group, owned less than 1% of any class of shares of a Fund.
As of January 31, 2020, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund.
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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.
The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of default - capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.
2.	Nature of and provisions of the obligation.
3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.
INVESTMENT GRADE
AAA	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.
A	Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB	Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.
B	Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.
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CCC	Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.
CC	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.
C	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.
D	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS
Aaa	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.
A	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.
Baa	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.
Ba	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Bonds which are rated B are considered speculative and are subject to high credit risk.
Caa	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.
C	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:
MIG-1	Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.
MIG-2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG-3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative grade credit quality and may lack sufficient margins of protection.
FITCH, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.
A-2

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.
AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.
A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.
BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.
BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.
DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
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Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1	This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2	Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3	Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.
B	Issues rated ‘B’ are regarded as having significant speculative characteristics.
C	This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.
D	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
The following criteria will be used in making the assessment:
1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:
SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
A-4

Issuers rated Not Prime do not fall within any of the Prime rating categories.
MOODY’S NOTE RATINGS
MIG 1/VMIG 1	Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG 3/VMIG 3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.
F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.
F-1	Best quality, indicating strong capacity to meet financial commitments.
F-2	Good quality with satisfactory capacity to meet financial commitments.
F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.
B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.
C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.
D	In default and has failed to meet its financial commitments.
A-5

APPENDIX B
PROXY VOTING GUIDELINES SUMMARIES
NATIONWIDE FUND ADVISORS
GENERAL
The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or subadviser, some of which advisers and subadvisers use an independent service provider, as described below.
Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
The proxy voting records of the Funds are available to shareholders on the Trust’s website, nationwide.com/mutual-fund-proxy-voting.jsp, and the SEC’s EDGAR database on its website, sec.gov.
HOW PROXIES ARE VOTED
NFA has delegated to Institutional Shareholder Services Inc. (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA’s Proxy Voting Committee will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a
B-1

particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall securities on loan for the purpose of voting the securities unless it is in the best interests of the applicable Fund to do so.
DELEGATION OF PROXY VOTING TO SUBADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a subadviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that subadviser. Each subadviser has provided its proxy voting policies to NFA for review and these proxy voting policies are described elsewhere in this Appendix B. Each subadviser is required to represent quarterly to NFA that (1) all proxies of the Fund(s) managed by the subadviser were voted in accordance with the subadviser’s proxy voting policies as provided to NFA and (2) there have been no material changes to the subadviser’s proxy voting policies.
ISS’ 2019 U.S. Proxy Voting Concise Guidelines
BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
General Recommendation: Generally vote for director nominees, except under the following circumstances:
Independence
Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.
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Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
•Medical issues/illness;
•Family emergencies; and
•Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
•Sit on more than five public company boards; or
•Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards3.
Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.
For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company's board. Mitigating factors include:
•A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;
•The presence of a female on the board at the preceding annual meeting; or
•Other relevant factors as applicable.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
• The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
•Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•Rationale provided in the proxy statement for the level of implementation;
•The subject matter of the proposal;
•The level of support for and opposition to the resolution in past meetings;
•Actions taken by the board in response to the majority vote and its engagement with shareholders;
•The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•Other factors as appropriate.
•The board failed to act on takeover offers where the majority of shares are tendered;
•At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
B-3

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:
•The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
•The company's response, including:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
•The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by-case) for the following:
Problematic Takeover Defenses/Governance Structure
Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:
•The company has a poison pill that was not approved by shareholders5. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
•The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
•A classified board structure;
•A supermajority vote requirement;
•Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
•The inability of shareholders to call special meetings;
•The inability of shareholders to act by written consent;
•A multi-class capital structure; and/or
•A non-shareholder-approved poison pill.
B-4

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
•The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
•Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
•The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•The company's ownership structure;
•The company's existing governance provisions;
•The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
•Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:
•Classified the board;
•Adopted supermajority vote requirements to amend the bylaws or charter; or
•Eliminated shareholders' ability to amend bylaws.
Problematic Governance Structure - Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:
•The level of impairment of shareholders' rights;
•The disclosed rationale;
•The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
•The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
•Any reasonable sunset provision; and
•Other relevant factors.
Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.
B-5

Restrictions on Shareholders’ Rights
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
•The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
•The non-audit fees paid to the auditor are excessive;
•The company receives an adverse opinion on the company’s financial statements from its auditor; or
•There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
•Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices; or
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
•The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
•The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e., two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Problematic Pledging of Company Stock:
Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
•The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
•The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
•Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
•Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
•Any other relevant factors.
B-6

Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
•Material failures of governance, stewardship, risk oversight6, or fiduciary responsibilities at the company;
•Failure to replace management as appropriate; or
•Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
•Long-term financial performance of the company relative to its industry;
•Management’s track record;
•Background to the contested election;
•Nominee qualifications and any compensatory arrangements;
•Strategic plan of dissident slate and quality of the critique against management;
•Likelihood that the proposed goals and objectives can be achieved (both slates); and
•Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Independent Chair (Separate Chair/CEO)
General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:
•The scope of the proposal;
•The company's current board leadership structure;
•The company's governance structure and practices;
•Company performance; and
•Any other relevant factors that may be applicable.
Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.
Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.
B-7

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.
The review of the company's governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.
ISS' performance assessment will generally consider one-, three-, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
•Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
•Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
•Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
•Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.
SHAREHOLDER RIGHTS & DEFENSES
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.
In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.
CAPITAL/RESTRUCTURING
Common Stock Authorization
General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
B-8

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•Past Board Performance:
•The company's use of authorized shares during the last three years;
•The Current Request:
•Disclosure in the proxy statement of the specific purposes of the proposed increase;
•Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
•The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.
ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):
•Most companies: 100 percent of existing authorized shares.
•Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
•Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
•Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.
If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
•Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
B-9

•Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
COMPENSATION
Executive Pay Evaluation
•Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
•Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
•Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
•Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
•Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
•Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices;
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
•The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
• The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
•The situation is egregious.
B-10

Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000 or Russell 3000E Indices7, this analysis considers the following:
1. Peer Group8 Alignment:
•The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
•The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
•The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2. Absolute Alignment9 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
•The ratio of performance- to time-based incentive awards;
•The overall ratio of performance-based compensation;
•The completeness of disclosure and rigor of performance goals;
•The company's peer group benchmarking practices;
•Actual results of financial/operational metrics, both absolute and relative to peers;
•Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•Realizable pay10 compared to grant pay; and
•Any other factors deemed relevant.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•Problematic practices related to non-performance-based compensation elements;
•Incentives that may motivate excessive risk-taking or present a windfall risk; and
•Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•Extraordinary perquisites or tax gross-ups;
•New or materially amended agreements that provide for:
•Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
B-11

• CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
•CIC excise tax gross-up entitlements (including “modified” gross-ups);
•Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
•Liberal CIC definition combined with any single-trigger CIC benefits;
•Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
•Any other provision or practice deemed to be egregious and present a significant risk to investors.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
•Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
•The company's response, including:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans11 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:
•Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
•SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
•Quality of disclosure around vesting upon a change in control (CIC);
•Discretionary vesting authority;
•Liberal share recycling on various award types;
•Lack of minimum vesting period for grants made under the plan;
•Dividends payable prior to award vesting.
Grant Practices:
•The company’s three-year burn rate relative to its industry/market cap peers;
•Vesting requirements in CEO’s recent equity grants (3-year look-back);
•The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
•Whether the company maintains a sufficient claw-back policy;
B-12

•Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors (“overriding factors”) apply:
•Awards may vest in connection with a liberal change-of-control definition;
•The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
•The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
•The plan is excessively dilutive to shareholders’ holdings; or
•Any other plan features are determined to have a significant negative impact on shareholder interests.
SOCIAL AND ENVIRONMENTAL ISSUES
Global Approach
Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
•If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
•The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
• Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
•If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
•Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure compared to industry peers; and
•Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure is comparable to that of industry peers; and
B-13

•There are no significant controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•Whether the company provides disclosure of year-over-year GHG emissions performance data;
•Whether company disclosure lags behind industry peers;
•The company's actual GHG emissions performance;
•The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
•Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
•The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
•The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
•The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
•The level of gender and racial minority representation that exists at the company’s industry peers;
•The company’s established process for addressing gender and racial minority board representation;
•Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
•The independence of the company’s nominating committee;
•Whether the company uses an outside search firm to identify potential director nominees; and
•Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Pay Gap
General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:
•The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
•Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and
•Whether the company's reporting regarding gender pay gap policies or initiatives is lagging its peers.
•How the company’s recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
•The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
B-14

Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
•The company’s current disclosure of relevant lobbying policies, and management and board oversight;
•The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
•Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
•The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
•The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
•Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
FOOTNOTES
1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
3 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
5 Public shareholders only, approval prior to a company’s becoming public is insufficient.
6 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.
7 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
9 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
10 ISS research reports include realizable pay for S&P1500 companies.
11 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.
B-15

Appendix C
Portfolio Managers
INVESTMENTS IN EACH FUND
Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of October 31, 2019)
Nationwide Fund Advisors
Christopher C. Graham	Nationwide Destination 2020 Fund	None
	Nationwide Destination 2025 Fund	None
	Nationwide Destination 2030 Fund	None
	Nationwide Destination 2035 Fund	None
	Nationwide Destination 2040 Fund	None
	Nationwide Destination 2045 Fund	None
	Nationwide Destination 2050 Fund	None
	Nationwide Destination 2055 Fund	None
	Nationwide Destination 2060 Fund	None
	Nationwide Destination Retirement Fund	None
	Nationwide Investor Destinations Aggressive Fund	None
	Nationwide Investor Destinations Conservative Fund	None
	Nationwide Investor Destinations Moderate Fund	$100,001-$500,000
	Nationwide Investor Destinations Moderately Aggressive Fund	None
	Nationwide Investor Destinations Moderately Conservative Fund	None
Keith P. Robinette, CFA	Nationwide Destination 2020 Fund	None
	Nationwide Destination 2025 Fund	None
	Nationwide Destination 2030 Fund	None
	Nationwide Destination 2035 Fund	None
	Nationwide Destination 2040 Fund	None
	Nationwide Destination 2045 Fund	None
	Nationwide Destination 2050 Fund	None
	Nationwide Destination 2055 Fund	None
	Nationwide Destination 2060 Fund	None
	Nationwide Destination Retirement Fund	None
	Nationwide Investor Destinations Aggressive Fund	None
	Nationwide Investor Destinations Conservative Fund	None
	Nationwide Investor Destinations Moderate Fund	None
	Nationwide Investor Destinations Moderately Aggressive Fund	$100,001-$500,000
	Nationwide Investor Destinations Moderately Conservative Fund	None
C-1

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of October 31, 2019)
Andrew Urban, CFA	Nationwide Destination 2020 Fund	None
	Nationwide Destination 2025 Fund	None
	Nationwide Destination 2030 Fund	None
	Nationwide Destination 2035 Fund	None
	Nationwide Destination 2040 Fund	None
	Nationwide Destination 2045 Fund	None
	Nationwide Destination 2050 Fund	None
	Nationwide Destination 2055 Fund	None
	Nationwide Destination 2060 Fund	None
	Nationwide Destination Retirement Fund	None
	Nationwide Investor Destinations Aggressive Fund	None
	Nationwide Investor Destinations Conservative Fund	None
	Nationwide Investor Destinations Moderate Fund	None
	Nationwide Investor Destinations Moderately Aggressive Fund	$50,001-$100,000
	Nationwide Investor Destinations Moderately Conservative Fund	None
DESCRIPTION OF COMPENSATION STRUCTURE
Nationwide Fund Advisors (“NFA”)
NFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of all of their NFA responsibilities, including but not limited to portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.
Each portfolio manager is paid a base salary that NFA believes is industry competitive in light of the portfolio manager’s experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include the financial performance of NFA or its parent company. Fund performance is not a specific factor in determining a portfolio manager’s compensation. Also significant in annual compensation determinations are subjective factors as identified by NFA’s Chief Executive Officer or such other managers as may be appropriate. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them. Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.
Certain portfolio managers also are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, NFA’s ultimate parent company. Such plan affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all NFA employees.
C-2

OTHER MANAGED ACCOUNTS
The following chart summarizes information regarding accounts, including the Fund(s), for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.
Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Nationwide Fund Advisors
Christopher C. Graham	Mutual Funds: 39 accounts, $30.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Keith P. Robinette, CFA	Mutual Funds: 39 accounts, $30.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Andrew Urban, CFA	Mutual Funds: 39 accounts, $30.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
POTENTIAL CONFLICTS OF INTEREST
Nationwide Fund Advisors
It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Funds on the one hand, and other accounts or activities for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises or activities in which he participates. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts or products, a portfolio manager may take action with respect to another account or product that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
C-3

Appendix D
5% Shareholders
Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DESTINATION 2020 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,913,501.440	78.19%
NATIONWIDE DESTINATION 2020 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,795,277.105	99.59%
NATIONWIDE DESTINATION 2020 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,560,142.716	70.15%
NATIONWIDE DESTINATION 2020 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	672,998.694	13.26%
NATIONWIDE DESTINATION 2020 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	392,066.947	7.72%
NATIONWIDE DESTINATION 2020 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	260,025.870	5.12%
NATIONWIDE DESTINATION 2020 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,826,092.064	39.21%
NATIONWIDE DESTINATION 2020 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,650,826.713	37.42%
NATIONWIDE DESTINATION 2020 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	824,497.165	8.45%
NATIONWIDE DESTINATION 2020 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	815,432.025	8.36%
NATIONWIDE DESTINATION 2020 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	639,987.253	6.56%
NATIONWIDE DESTINATION 2025 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,239,972.262	82.15%
NATIONWIDE DESTINATION 2025 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	6,453,702.794	99.62%
NATIONWIDE DESTINATION 2025 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	5,700,611.057	80.49%
NATIONWIDE DESTINATION 2025 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	528,481.664	7.46%
NATIONWIDE DESTINATION 2025 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	417,142.332	5.89%
NATIONWIDE DESTINATION 2025 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,372,941.248	9.24%
NATIONWIDE DESTINATION 2025 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,217,114.615	8.19%
D-1

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DESTINATION 2025 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	998,508.947	6.72%
NATIONWIDE DESTINATION 2025 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,900,481.619	39.69%
NATIONWIDE DESTINATION 2025 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,370,036.216	36.12%
NATIONWIDE DESTINATION 2030 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,324,568.165	85.76%
NATIONWIDE DESTINATION 2030 FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	262,617.740	5.21%
NATIONWIDE DESTINATION 2030 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	7,280,070.593	99.20%
NATIONWIDE DESTINATION 2030 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	6,647,600.644	82.09%
NATIONWIDE DESTINATION 2030 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	504,973.259	6.24%
NATIONWIDE DESTINATION 2030 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	502,868.363	6.21%
NATIONWIDE DESTINATION 2030 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,692,105.718	41.85%
NATIONWIDE DESTINATION 2030 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,526,889.933	34.56%
NATIONWIDE DESTINATION 2030 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,221,037.837	7.64%
NATIONWIDE DESTINATION 2030 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	909,709.330	5.69%
NATIONWIDE DESTINATION 2030 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,592,258.878	9.96%
NATIONWIDE DESTINATION 2035 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,775,559.476	87.12%
NATIONWIDE DESTINATION 2035 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	5,799,659.451	99.09%
NATIONWIDE DESTINATION 2035 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,649,303.436	78.51%
NATIONWIDE DESTINATION 2035 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	576,167.311	9.73%
NATIONWIDE DESTINATION 2035 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	345,103.679	5.83%
D-2

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DESTINATION 2035 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,440,718.022	45.23%
NATIONWIDE DESTINATION 2035 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,145,040.146	34.46%
NATIONWIDE DESTINATION 2035 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,084,872.421	9.02%
NATIONWIDE DESTINATION 2035 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	788,452.389	6.55%
NATIONWIDE DESTINATION 2040 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,557,213.184	85.97%
NATIONWIDE DESTINATION 2040 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,965,500.208	98.93%
NATIONWIDE DESTINATION 2040 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,267,047.844	82.02%
NATIONWIDE DESTINATION 2040 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	343,884.491	6.61%
NATIONWIDE DESTINATION 2040 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	337,794.606	6.49%
NATIONWIDE DESTINATION 2040 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,740,126.415	47.43%
NATIONWIDE DESTINATION 2040 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,103,818.736	31.06%
NATIONWIDE DESTINATION 2040 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	891,833.873	8.92%
NATIONWIDE DESTINATION 2040 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	833,846.660	8.34%
NATIONWIDE DESTINATION 2045 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,946,867.497	84.36%
NATIONWIDE DESTINATION 2045 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,656,661.798	99.13%
NATIONWIDE DESTINATION 2045 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,213,276.352	88.58%
NATIONWIDE DESTINATION 2045 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,277,454.593	48.41%
NATIONWIDE DESTINATION 2045 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,038,763.089	30.11%
NATIONWIDE DESTINATION 2045 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	656,887.941	9.70%
D-3

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DESTINATION 2045 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	481,885.402	7.12%
NATIONWIDE DESTINATION 2050 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,933,249.274	86.30%
NATIONWIDE DESTINATION 2050 FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	277,653.629	8.17%
NATIONWIDE DESTINATION 2050 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,181,511.507	99.31%
NATIONWIDE DESTINATION 2050 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,654,662.953	86.39%
NATIONWIDE DESTINATION 2050 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	262,574.159	6.21%
NATIONWIDE DESTINATION 2050 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,845,053.950	48.90%
NATIONWIDE DESTINATION 2050 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,414,781.534	24.31%
NATIONWIDE DESTINATION 2050 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	891,246.211	15.32%
NATIONWIDE DESTINATION 2050 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	453,010.257	7.79%
NATIONWIDE DESTINATION 2055 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,248,381.739	93.55%
NATIONWIDE DESTINATION 2055 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,312,930.862	98.50%
NATIONWIDE DESTINATION 2055 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,454,712.134	81.37%
NATIONWIDE DESTINATION 2055 FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	263,964.591	14.76%
NATIONWIDE DESTINATION 2055 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	700,152.919	34.92%
NATIONWIDE DESTINATION 2055 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,164,196.421	58.06%
NATIONWIDE DESTINATION 2060 FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	711,508.903	95.48%
NATIONWIDE DESTINATION 2060 FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	217,091.514	99.97%
NATIONWIDE DESTINATION 2060 FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	491,019.129	89.58%
D-4

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DESTINATION 2060 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	270,656.492	29.68%
NATIONWIDE DESTINATION 2060 FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	594,727.540	65.23%
NATIONWIDE DESTINATION RETIREMENT FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,059,794.080	77.68%
NATIONWIDE DESTINATION RETIREMENT FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,827,591.067	98.09%
NATIONWIDE DESTINATION RETIREMENT FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,759,769.271	78.40%
NATIONWIDE DESTINATION RETIREMENT FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	236,217.198	10.52%
NATIONWIDE DESTINATION RETIREMENT FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	120,701.608	5.38%
NATIONWIDE DESTINATION RETIREMENT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,205,332.069	39.89%
NATIONWIDE DESTINATION RETIREMENT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,073,639.281	35.53%
NATIONWIDE DESTINATION RETIREMENT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	372,835.337	12.34%
NATIONWIDE DESTINATION RETIREMENT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	180,711.240	5.98%
NATIONWIDE DESTINATION RETIREMENT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	179,364.924	5.94%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	1,297,052.953	15.16%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,263,353.428	14.76%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	760,608.616	8.89%
D-5

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	540,054.708	6.31%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	436,484.420	5.10%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	553,484.436	22.98%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	331,009.759	13.74%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	304,122.843	12.63%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	181,063.740	7.52%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	167,589.602	6.96%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	165,587.844	6.87%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	6,222,700.837	97.91%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	18,988,972.722	67.74%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,750,055.981	20.51%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,078,937.608	7.42%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	356,640.351	50.88%
D-6

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	56,329.218	8.04%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	38,916.363	5.55%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	ASCENSUS TRUST COMPANY	FARGO	ND	58106	35,744.908	5.10%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	24,710,761.926	36.88%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	16,181,385.947	24.15%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	7,576,625.917	11.31%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,080,592.941	9.08%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	5,942,662.067	8.87%
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,369,540.730	6.52%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	1,015,058.192	11.81%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	732,990.860	8.53%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	731,578.216	8.51%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	592,632.490	6.90%
D-7

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	585,803.046	6.82%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	UBS WM USA	WEEHAWKEN	NJ	7086	490,884.091	5.71%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	447,033.420	5.20%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A	SMITH BARNEY	NEW YORK	NY	10004	430,296.038	5.01%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	2,978,688.123	24.56%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	1,611,239.487	13.29%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	1,050,615.833	8.66%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	955,065.938	7.88%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	928,768.361	7.66%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	924,133.219	7.62%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	SMITH BARNEY	NEW YORK	NY	10004	791,032.385	6.52%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	642,070.783	5.29%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,606,575.002	95.99%
D-8

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	7,398,968.634	81.66%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	3,564,968.279	18.33%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	SMITH BARNEY	NEW YORK	NY	10004	3,523,289.966	18.11%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	2,566,233.374	13.19%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	2,190,456.171	11.26%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	1,972,901.407	10.14%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	1,894,555.356	9.74%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	1,186,377.210	6.10%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND ISTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	998,220.861	5.13%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,351,635.726	30.22%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,604,044.717	23.48%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,407,646.830	21.71%
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	871,339.705	7.86%
D-9

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	626,127.417	5.65%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	2,652,438.938	18.36%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,712,173.407	11.85%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	1,356,980.775	9.39%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	633,279.962	11.83%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	613,911.797	11.46%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	566,937.769	10.59%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	498,878.671	9.32%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	407,570.206	7.61%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	359,595.887	6.71%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	274,382.696	5.12%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	8,955,740.951	95.36%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	31,496,517.619	71.64%
D-10

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	7,849,025.997	17.85%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	588,631.735	41.83%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	229,645.525	16.32%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	86,066.081	6.12%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	18,379,305.303	29.75%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	18,289,781.772	29.61%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	12,178,448.685	19.72%
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,621,257.853	7.48%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	3,006,056.661	18.60%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,015,226.174	12.47%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	951,630.269	5.89%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	456,627.187	11.54%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	445,300.227	11.25%
D-11

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	400,619.370	10.12%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	372,901.775	9.42%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	306,204.357	7.74%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	238,707.658	6.03%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	237,252.543	5.99%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	12,275,356.554	98.41%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	39,041,994.036	76.05%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,803,159.586	13.25%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,848,238.308	5.55%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	629,089.325	27.59%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND INSTITUTIONAL SERVICE CLASS	RBC CAPITAL MARKETS LLC	COLLEGEVILLE	PA	19426	119,233.073	5.23%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	26,402,115.511	31.32%
D-12

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	24,539,988.534	29.11%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	14,536,278.982	17.24%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	5,363,296.359	6.36%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,788,399.810	5.68%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	4,619,205.019	5.48%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	882,647.713	14.01%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	462,167.194	7.34%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	626,665.434	14.12%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	509,789.120	11.48%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	459,292.068	10.35%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	447,676.971	10.08%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	401,715.968	9.05%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	399,767.843	9.00%
D-13

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	356,845.926	8.04%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS R	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,319,489.843	98.56%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	11,715,363.052	82.49%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	991,154.077	6.98%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	284,211.203	34.33%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	172,340.966	20.81%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	120,451.628	14.55%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	51,368.183	6.20%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	44,527.461	5.38%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,030,702.323	27.03%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,694,706.560	24.77%
D-14

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,562,138.451	23.89%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,108,951.040	7.44%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	907,943.865	6.09%
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	813,653.009	5.46%
D-15

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2020
NATIONWIDE MUTUAL FUNDS
Nationwide AllianzGI International Growth Fund Class A (NWAGX) Class R6 (NWAHX) Institutional Service Class (NWAKX) Eagle Class (NWAJX)	Nationwide Amundi Global High Yield Fund Class A (NWXIX) Class C (NWXJX) Class R6 (NWXKX) Institutional Service Class (NWXLX)	Nationwide Amundi Strategic Income Fund Class A (NWXEX) Class C (NWXFX) Class R6 (NWXGX) Institutional Service Class (NWXHX)	Nationwide Bailard Cognitive Value Fund Class A (NWHDX) Class C (NWHEX) Class M (NWHFX) Class R6 (NWHGX) Institutional Service Class (NWHHX)	Nationwide Bailard International Equities Fund Class A (NWHJX) Class C (NWHKX) Class M (NWHLX) Class R6 (NWHMX) Institutional Service Class (NWHNX)
Nationwide Bailard Technology & Science Fund Class A (NWHOX) Class C (NWHPX) Class M (NWHQX) Class R6 (NWHTX) Institutional Service Class (NWHUX)	Nationwide Bond Fund Class A (NBDAX) Class C (GBDCX) Class R (GBDRX) Class R6 (NWIBX) Institutional Service Class (MUIBX)	Nationwide Bond Index Fund Class A (GBIAX) Class C (GBICX) Class R (n/a) Class R6 (GBXIX) Institutional Service Class (NWXOX)	Nationwide Core Plus Bond Fund Class A (NWCPX) Class R6 (NWCIX) Institutional Service Class (NWCSX)	Nationwide Diamond Hill Large Cap Concentrated Fund Class A (NWGHX) Class C (NWGIX) Class R6 (NWGJX) Institutional Service Class (NWGKX)
Nationwide Emerging Markets Debt Fund Class A (NWXAX) Class C (NWXBX) Class R6 (NWXCX) Institutional Service Class (NWXDX)	Nationwide Fund Class A (NWFAX) Class C (GTRCX) Class R (GNWRX) Class R6 (NWABX) Institutional Service Class (MUIFX)	Nationwide Geneva Mid Cap Growth Fund Class A (NWHVX) Class C (NWHWX) Class R6 (NWKAX) Institutional Service Class (NWHYX)	Nationwide Geneva Small Cap Growth Fund Class A (NWHZX) Class C (NWKBX) Class R6 (NWKCX) Institutional Service Class (NWKDX)	Nationwide Global Sustainable Equity Fund Class A (GGEAX) Class C (GGECX) Class R6 (GGEIX) Institutional Service Class (GGESX)
Nationwide Government Money Market Fund Investor Shares (MIFXX) Class R6 (GMIXX) Service Class (NWSXX)	Nationwide Inflation-Protected Securities Fund Class A (NIFAX) Class R6 (NIFIX) Institutional Service Class (NWXNX)	Nationwide International Index Fund Class A (GIIAX) Class C (GIICX) Class R (GIIRX) Class R6 (GIXIX) Institutional Service Class (NWXPX)	Nationwide International Small Cap Fund Class A (NWXSX) Class R6 (NWXUX) Institutional Service Class (NWXVX)	Nationwide Long/Short Equity Fund Class A (NWLEX) Class R6 (NWLFX) Institutional Service Class (NWLGX)
Nationwide Loomis All Cap Growth Fund Class A (NWZLX) Class R6 (NWZMX) Institutional Service Class (NWZNX) Eagle Class (NWADX)	Nationwide Loomis Core Bond Fund Class A (NWJGX) Class C (NWJHX) Class R6 (NWJIX) Institutional Service Class (NWJJX)	Nationwide Loomis Short Term Bond Fund Class A (NWJSX) Class C (NWJTX) Class R6 (NWJUX) Institutional Service Class (NWJVX)	Nationwide Mellon Disciplined Value Fund Class A (NWALX) Class K (NWAMX) Class R6 (NWANX) Institutional Service Class (NWAOX) Eagle Class (NWAPX)	Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Class A (NMFAX)
Class C (GCGRX)
Class R (GGFRX)
Class R6 (MUIGX)
Institutional Service Class (NGISX)
Eagle Class (NWAEX)

Nationwide Mid Cap Market Index Fund Class A (GMXAX) Class C (GMCCX) Class R (GMXRX) Class R6 (GMXIX) Institutional Service Class (NWXQX)	Nationwide S&P 500 Index Fund Class A (GRMAX) Class C (GRMCX) Class R (GRMRX) Class R6 (GRMIX) Service Class (GRMSX) Institutional Service Class (GRISX)	Nationwide Small Cap Index Fund Class A (GMRAX) Class C (GMRCX) Class R (GMSRX) Class R6 (GMRIX) Institutional Service Class (NWXRX)	Nationwide Small Company Growth Fund Class A (NWSAX) Institutional Service Class (NWSIX)	Nationwide U.S. Small Cap Value Fund Class A (NWUAX) Class C (NWUCX) Class R6 (NWUIX) Institutional Service Class (NWUSX)
Nationwide WCM Focused Small Cap Fund Class A (NWGPX) Class C (NWGQX) Class R6 (NWKEX) Institutional Service Class (NWGSX)	Nationwide Ziegler Equity Income Fund Class A (NWGYX) Class C (NWGZX) Class R6 (NWJAX) Institutional Service Class (NWJBX)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund Class A (NWJCX) Class C (NWJDX) Class R6 (NWJEX) Institutional Service Class (NWJFX)

Nationwide Mutual Funds (the “Trust”), a Delaware statutory trust, is a registered open-end investment company currently consisting of 50 series as of the date hereof. This Statement of Additional Information (“SAI”) relates to the 33 series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).
This SAI is not a prospectus but is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:
• Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Long/Short Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Mellon Disciplined Value Fund, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide Small Company Growth Fund, Nationwide U.S. Small Cap Value Fund, Nationwide WCM Focused Small Cap Fund and Nationwide Ziegler Equity Income Fund dated February 28, 2020;
•Nationwide Bond Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund dated February 28, 2020;
•Nationwide AllianzGI International Growth Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund, Nationwide Emerging Markets Debt Fund, Nationwide Global Sustainable Equity Fund and Nationwide International Small Cap Fund February 28, 2020; and
•Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund and Nationwide Ziegler NYSE Arca Tech 100 Index Fund dated February 28, 2020.
Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Mutual Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling toll free 800-848-0920.
The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended October 31, 2019 included in the Trust’s Annual Report are incorporated herein by reference. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 800-848-0920.
THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-08495

TABLE OF CONTENTS	Page

General Information and History
Nationwide Mutual Funds (the “Trust”) is an open-end management investment company organized under the laws of the state of Delaware on October 1, 2004, pursuant to a Second Amended and Restated Agreement and Declaration of Trust dated June 17, 2009 (the “Second Amended and Restated Declaration of Trust”). The Trust currently consists of 50 separate series, each with its own investment objective.
Except for the Nationwide Diamond Hill Large Cap Concentrated Fund and Nationwide Emerging Markets Debt Fund, each of the Funds featured herein is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Nationwide Diamond Hill Large Cap Concentrated Fund and Nationwide Emerging Markets Debt Fund is a non-diversified fund, as defined in the 1940 Act.
The Nationwide Global Sustainable Equity Fund commenced operations on November 19, 2012 as a result of a reorganization in which the Nationwide Global Sustainable Equity Fund acquired all of the assets, subject to stated liabilities, of the UBS Global Equity Fund, a former series of The UBS Funds. The Nationwide Global Sustainable Equity Fund has adopted the historical performance of the UBS Global Equity Fund and had substantially similar investment goals and strategies as the UBS Global Equity Fund at the time of the reorganization.
The Nationwide Core Plus Bond Fund commenced operations on April 22, 2013, as a result of a reorganization in which the Nationwide Core Plus Bond Fund acquired all of the assets, subject to stated liabilities, of the TS&W Fixed Income Portfolio, a former series of The Advisors’ Inner Circle Fund (the “AIC Predecessor Fund”). The Nationwide Core Plus Bond Fund has adopted the historical performance of the AIC Predecessor Fund and had substantially similar investment goals and strategies as the AIC Predecessor Fund at the time of the reorganization.
Each of the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Ziegler Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide WCM Focused Small Cap Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund, commenced operations on September 16, 2013, as a result of a reorganization in which the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Ziegler Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide WCM Focused Small Cap Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund, acquired all of the assets, subject to stated liabilities, of the HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark Large Cap Core Equity Fund, HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark International Opportunities Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Small Cap Core Fund, HighMark Bond Fund and HighMark Short Term Bond Fund, respectively, each a former series of HighMark Funds (each a “Predecessor Fund,” and collectively the “Predecessor Funds”). Each of these Funds have adopted the historical performance of its corresponding Predecessor Fund. Each such Fund and its corresponding Predecessor Fund had substantially similar investment goals and strategies at the time of the reorganization.
The Nationwide Long/Short Equity Fund commenced operations on December 11, 2017, as a result of a reorganization in which the Nationwide Long/Short Equity Fund acquired all of the assets, subject to stated liabilities, of the Logan Capital Long/Short Fund, a former series of Advisors Series Trust (the “Predecessor Fund”). The Nationwide Long/Short Equity Fund has adopted the historical performance of the Predecessor Fund. At the time of the reorganization, the Nationwide Long/Short Equity Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Nationwide AllianzGI International Growth Fund commenced operations on June 3, 2019, as a result of a reorganization in which the Nationwide AllianzGI International Growth Fund acquired all of the assets, subject to stated liabilities, of the AllianzGI International Growth Fund, a former series of Allianz Funds Multi-Strategy Trust (the “Predecessor Fund”). The Nationwide AllianzGI International Growth Fund has adopted the historical performance of the Predecessor Fund. At the time of the reorganization, the Nationwide AllianzGI International Growth Fund and the Predecessor Fund had substantially similar investment goals and strategies.
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The Nationwide Mellon Disciplined Value Fund commenced operations on December 16, 2019, as a result of a reorganization in which the Nationwide Mellon Disciplined Value Fund acquired all of the assets, subject to stated liabilities, of the BNY Mellon Disciplined Stock Fund, a former series of BNY Mellon Investment Funds IV, Inc. (the “Predecessor Fund”). The Nationwide Mellon Disciplined Value Fund has adopted the historical performance of the Predecessor Fund. At the time of the reorganization, the Nationwide Mellon Disciplined Value Fund and the Predecessor Fund had similar investment goals, although the Nationwide Mellon Disciplined Value Fund and the Predecessor Fund had different investment objectives. Further, while the Nationwide Mellon Disciplined Value Fund and the Predecessor Fund shared some investment strategies and policies, certain of the Nationwide Mellon Disciplined Value Fund’s investment strategies and policies were different from those of the Predecessor Fund.
Additional Information on Portfolio Instruments, Strategies
and Investment Policies
The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses discuss each Fund’s principal investment strategies, investment techniques and risks. Therefore, you should carefully review a Fund’s Prospectus. This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectuses. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations with respect to the Nationwide Government Money Market Fund.
For purposes of this SAI, each of the following Funds (either singly or collectively) is referred to as the “Equity Funds”:
Nationwide AllianzGI International Growth Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

For purposes of this SAI, each of the following Funds (either singly or collectively) is referred to as the “Fixed-Income Funds”:
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Core Plus Bond Fund
Nationwide Emerging Markets Debt Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund

For purposes of this SAI, each of the following Funds (either singly or collectively) is referred to as the “Index Funds”:
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Bank and Corporate Loans
With the exception of the Nationwide Government Money Market Fund, each of the Fixed-Income Funds may invest in bank or corporate loans. Bank or corporate loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all
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or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. A Fund may enter into Participations and Assignments on a forward commitment or “when issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when issued securities, see “When Issued Securities and Delayed-Delivery Transactions” below.
A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore a Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by a Fund’s subadviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of a Fund’s assets invested in illiquid assets would increase.
Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.
The Loans in which a Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
In certain circumstances, Loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as a Fund, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.
Borrowing
Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1⁄3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. In addition to borrowings that are subject to 300% asset coverage and are considered by the U.S. Securities and Exchange Commission (“SEC”) to be permitted “senior securities,” each Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund may engage in mortgage dollar rolls and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.
Asset Segregation. Pursuant to current guidance from the staff of the SEC, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be deemed to be creating any “senior security” provided that a Fund “covers” its obligations. Financial instruments that involve an obligation to make future payments to third parties can
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include, among others (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements. A Fund is deemed to have “covered” its obligations involving such a financial instrument when the Fund enters into an offsetting financial position, or segregates liquid assets (such as cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Segregated assets are not required to be physically segregated from other Fund assets, but may be segregated through appropriate notation on the books of a Fund or a Fund’s custodian.
The obligation to cover a financial instrument may require a Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order to segregate the required amount of assets. Should segregated assets decline in value, a Fund will be required to segregate additional assets or reduce its position in the financial instrument. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until a Fund’s obligations under the financial instruments have been satisfied.
Consistent with current SEC staff positions, the segregated amount for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between a Fund and its counterparty, is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, more assets will be required to cover a Fund’s obligations, which essentially limits the Fund’s ability to use these instruments, to the extent that more assets will be required to cover a Fund’s obligations.
Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s portfolio management in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s portfolio management from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Brady Bonds
Except for the Nationwide Government Money Market Fund, each of the Fixed-Income Funds may invest in Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote
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the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's portfolio management may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the portfolio management’s expectations with respect to Brady Bonds will be realized.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Each Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Collateralized Debt Obligations
Except for the Nationwide Government Money Market Fund, each of the Fixed-Income Funds may invest in collateralized debt obligations. Collateralized debt obligations (“CDOs”) are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The cash flows from the CDO trust are split generally into two or more portions, called tranches, varying in risk and yield. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity or “first loss” tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. Senior tranches pay the lowest interest rates but generally are safer investments than more junior tranches because, should there be any default, senior tranches typically are paid first. The most junior tranches, such as equity tranches, would attract the highest interest rates but suffer the highest risk should the holder of an underlying loan default. If some loans default and the cash collected by the CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CDO securities as a class.
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The risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the subadviser under liquidity policies approved by the Board of Trustees. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Collateralized Loan Obligations (“CLOs”). Except for the Nationwide Government Money Market Fund, each of the Fixed-Income Funds may invest in collateralized loan obligations. A CLO is a financing company (generally called a Special Purpose Vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are typically senior loans, the assets also may include: (i) unsecured loans, (ii) other debt securities that are rated below investment grade, (iii) debt tranches of other CLOs and (iv) equity securities incidental to investments in senior loans. When investing in CLOs, a Fund will not invest in equity tranches, which are the lowest tranche. However, a Fund may invest in lower debt tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, a Fund may invest in CLOs consisting primarily of individual senior loans of borrowers and not repackaged CLO obligations from other high risk pools. The underlying senior loans purchased by CLOs generally are performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of a Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims. Holders of CLOs bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
A Fund may have the right to receive payments only from the CLOs, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain CLOs enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in CLOs generally pay their share of the CLO’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying a CLO will rise or fall, these prices (and, therefore, the prices of CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a CLO uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the CLOs owned by a Fund.
Certain CLOs may be thinly traded or have a limited trading market. CLOs typically are offered and sold privately. As a result, investments in CLOs may be characterized by a Fund as illiquid securities. In addition to the general risks associated with debt securities discussed below, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Debt Obligations
Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the
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price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long-term securities (which tend to be more volatile in price). In addition, a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.
Recent market data indicates that primary dealer inventories of corporate bonds appear to be at an all-time low, relative to the market size. A significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the fixed-income markets.
Duration. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term-to-maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s portfolio management will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.
The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service (“Moody’s”). In general, the ratings
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of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. Further, credit ratings do not provide assurance against default or other loss of money. These ratings are considered in the selection of a Fund’s portfolio securities, but the Fund also relies upon the independent advice of its portfolio management to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance. If a security has not received a credit rating, the Fund must rely entirely on the credit assessment of the portfolio management.
Subsequent to the purchase of securities by a Fund, the issuer of the securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s portfolio management will consider such events in its determination of whether the Fund should continue to hold the securities.
In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
Eligible Securities (Nationwide Government Money Market Fund). All investments made by the Fund must be Eligible Securities as defined in Rule 2a-7 under the 1940 Act. Eligible Securities include: U.S. government securities; securities with a remaining maturity of 397 calendar days or less that the Fund’s subadviser, subject to oversight by the Fund’s Board of Trustees, determines present minimal credit risks to the Fund; and securities issued by other money market funds. As a government money market fund, the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market funds that operate as Government Money Market Funds.
The determination of whether a security presents minimal credit risks to the Fund must include an analysis of the capacity of the security’s issuer or guarantor (including for the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (iv) strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer or guarantor’s competitive position within its industry.
In determining whether a security presents minimal credit risks, the subadviser may take into account credit quality determinations prepared by outside sources, including NRSROs that the subadviser considers reliable in assessing credit risk.
Derivative Instruments
Each Fund, except the Nationwide Government Money Market Fund, may use instruments referred to as derivative instruments (“derivatives”). A derivative is a financial instrument the value of which is derived from a security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives as a substitute for taking a position in a security, a group of securities or a securities index as well as for hedging purposes. Certain Funds, as noted in their respective Prospectuses, also may use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at
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a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Depending on the change in the value of the underlying asset, the potential for loss may be limitless. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
The use of these derivatives is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”). Nationwide Fund Advisors (“NFA” or the “Adviser”), although registered as a commodity pool operator, has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Funds and, therefore, is not subject to regulation as a commodity pool operator under the CEA with respect to the Funds.
Special Risks of Derivative Instruments. The use of derivatives involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
(1)	Successful use of most derivatives depends upon a Fund’s portfolio management’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
(2)	There might be imperfect correlation, or even no correlation, between price movements of a derivative and price movements of the investments being hedged. For example, if the value of a derivative used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using derivatives on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
(3)	Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s portfolio management projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative. Moreover, if the price of the derivative declines by more than the increase in the price of the security, a Fund could suffer a loss.
(4)	As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in derivatives involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such derivatives, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information for All Funds” in this SAI.
Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options can serve as a long hedge (i.e., taking a long position in the underlying security), and the purchase of put options can serve as a short hedge (i.e., taking a short position in the underlying security). Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the
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premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” below. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can be exercised only at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund generally intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.
Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC regulations and guidance, a Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund also will earmark or
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set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell an interest rate hedging vehicle (such as a Treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower-quality securities. Such protection is only provided during the life of the spread option.
Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s portfolio management believes it is more advantageous to a Fund than purchasing the futures contract.
To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return, substituting a position in a security, group of securities or an index, and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to obtain or reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to obtain or hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security), asset, commodity or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included
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in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds generally intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
A Fund that enters into a futures contract is subject to the risk of loss of the initial and variation margin in the event of bankruptcy of the futures commission merchant (“FCM”) with which the Fund has an open futures position. A Fund’s assets may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the FCM’s customers. If
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the FCM fails to provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own obligations or the payment obligations of another customer to the central counterparty.
Indexed and Inverse Securities. A Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund also may invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Funds may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.)
Credit Linked Notes. (Fixed-Income Funds only) A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
Structured Notes. A Fund may use structured notes to pursue its objective. Structured notes generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security or asset. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured notes, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also “Additional Information on Portfolio Instruments, Strategies and Investment Policies — Restricted, Non-Publicly Traded and Illiquid Securities.”
Swap Agreements. The Funds (except the Nationwide Government Money Market Fund) may enter into securities index, interest rate, total return, currency exchange rate or single/multiple security swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as (but not limited to) for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in
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rates of return) realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase or decrease in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities, such as a selection of particular securities or those representing a particular index. Swap agreements may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, with respect to swaps that have been designated by the CFTC for mandatory clearing (cleared swaps), through an FCM and cleared through a clearinghouse that serves as a central counterparty. See “Uncleared Swaps” and “Cleared Swaps” below for additional explanation of cleared and uncleared swaps. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. See “Swaps regulation” below.
The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Fund’s portfolio management’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments, replicate a particular benchmark index, or otherwise achieve the intended results. Swap agreements, especially OTC uncleared swap agreements, may be considered to be illiquid.
Swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) central clearing and execution of standardized swaps; (3) margin requirements in swap transactions; (4) position limits and large trader reporting requirements; and (5) recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has adopted rules implementing most of the swap regulations dictated by the Dodd-Frank Act. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.
In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
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A Fund will enter uncleared swap agreements only with counterparties that the Fund’s portfolio management reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
Cleared swaps. Certain swaps have been designated by the CFTC for mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps for mandatory clearing, but it is expected that the CFTC will designate additional categories of swaps for mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not necessarily eliminate these risks and may involve additional risks not involved with uncleared swaps.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.
When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount also may be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
CFTC rules require the trading and execution of certain cleared swaps on Swap Execution Facilities (“SEFs”), which are trading systems on platforms in which multiple participants have the ability to execute or trade swaps by accepting bids and offers made by multiple participants on the facility or system, through any means of interstate commerce. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.
Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swaps data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.
Certain Internal Revenue Service positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.
Risks of cleared swaps. As noted above, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide
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accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.
Finally, the Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.
Credit Default Swaps. Except for the Nationwide Government Money Market Fund, each Fixed-Income Fund may enter into credit default swap contracts for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread (e.g., to create direct or synthetic short or long exposure to domestic or foreign corporate or sovereign debt securities). The Funds also may enter into credit default swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that Funds anticipate purchasing at a later date, or for other hedging purposes.
As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, the Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk–that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Equity Swaps. The Equity Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including (but not limited to) circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. Until equity swaps are designated for central clearing, the counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
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A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Funds' risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
Total Rate of Return Swaps. The Funds (except the Nationwide Government Money Market Fund) may enter into total rate of return swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap may allow the Fund to quickly and cost effectively invest cash flows into a diversified basket of assets.
Interest Rate Swaps. The Fixed-Income Funds (except for the Nationwide Government Money Market Fund) may enter into interest rate swaps. In an interest rate swap, the parties exchange their rights to receive interest payments on a security or other reference rate. For example, they might swap the right to receive floating rate payments for the right to receive fixed rate payments. Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received, as well as the risk that the counterparty will fail to meet its obligations.
Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a Fund to leverage risks or carry liquidity risks.
Foreign Currency-Related Derivative Strategies — Special Considerations. A Fund may use futures and options on futures on foreign currencies and forward currency contracts to increase returns, to manage the Fund’s average portfolio duration, or to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and also may engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s portfolio management believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
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There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s portfolio management believes a liquid secondary market will exist for a particular option at any specific time.
Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward currency contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or the benefits of a currency hedge, impose transaction costs or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies in which they trade and these markets can experience periods of illiquidity. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in a foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
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A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Non-Deliverable Forwards. A Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain segregated assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional segregated assets decline in value or the amount of the Fund’s commitment increases because of changes in currency rates, additional cash or securities will be designated as segregated assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.
Since a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. A Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
The SEC and CFTC consider non-deliverable forwards as swaps, and they are therefore included in the definition of “commodity interests.” Non-deliverable forwards have historically been traded in the OTC market. However, as swaps, non-deliverable forwards may become subject to central clearing and trading on public facilities. Currency and cross currency
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forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and thus are not deemed to be commodity interests. However, such forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above or subject NFA to CFTC registration and regulation as a commodity pool operator.
Foreign Commercial Paper. A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upward or downward (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in the foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
The SEC has recently proposed a new rule which, if adopted, would replace current SEC and staff guidance with respect to asset segregation requirements for derivatives and other instruments such as reverse repurchase agreements, short sales, firm or standby commitment agreements and similar agreements. While it is not possible to fully predict the effects of the proposed regulation, the Adviser will continue to monitor developments as they apply to the Funds.
Dividend-Paying Stocks
Dividend-paying stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. There is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. A Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Depending upon market conditions, dividend-paying stocks that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. High-dividend stocks may not experience high earnings growth or capital appreciation.
Equity Participation Notes or Equity Linked Notes
The Nationwide Global Sustainable Equity Fund may invest up to 10% of its total assets in equity participation notes or equity linked notes (collectively, “EPNs”). An EPN is a debt instrument whose return is determined by the performance of a single equity security, a basket of securities, or an equity index (collectively, “underlying security”). When purchasing an EPN, the Fund pays the counterparty the current value of the underlying security plus a commission. During the time that the EPN is owned, the price of the EPN will fluctuate in accordance with the price fluctuation of the underlying security, with a currency adjustment to reflect the fact that EPNs are generally priced in U.S. dollars whereas the underlying security is generally denominated in a foreign currency. At maturity or sale, the EPN owner’s profit or loss is the sum of the appreciation/depreciation of the underlying security, plus the appreciation/depreciation of the underlying security’s currency relative to the U.S. dollar, less any commissions paid. The Fund only invests in EPNs for which the underlying security is a permissible investment pursuant to the Fund’s investment policies and restrictions.
The Nationwide Global Sustainable Equity Fund invests in EPNs only to gain exposure to equities in foreign markets where direct investments in equity securities are not easily accessible or otherwise obtainable. The Fund only may invest in EPNs that are unleveraged and that do not have a “cap” or a “floor” on the maximum principal amount to be repaid to the
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Fund at maturity. In addition, the Fund only may invest in EPNs that are based on the performance of a single underlying equity security; that have no premium or discount in relation to the underlying asset; and that provide for the retention of dividend rights. Investments in EPNs will only be made if the counterparty is a financial institution rated at least A1 by S&P or P1 by Moody’s. EPNs are not considered equity securities for purposes of the Fund’s policy to invest 80% of its net assets in equity securities.
EPNs possess the risks associated with the underlying security, such as market risk, and, with respect to EPNs based on foreign securities, foreign securities and currency risks. EPNs, however, involve greater risks than if the Fund had invested in the underlying security directly, since, in addition to general market and foreign securities risks, EPNs are subject to counterparty, credit and illiquidity risks. Counterparty risk is the risk that the issuer of the EPN may fail to pay the full amount due at maturity or redemption. In addition, an investment in an EPN creates exposure to the credit risk of the issuing financial institution. Also, the secondary market for EPNs may be limited, and the lack of liquidity in the secondary market may make EPNs difficult to dispose of and to value. In choosing EPNs appropriate for the Fund, the subadviser will select only those EPNs that have demonstrated patterns of brokers willing to provide liquidity on demand to ensure that the EPNs maintain their liquidity.
Floating- and Variable-Rate Securities
Each of the Fixed-Income Funds may invest in floating- or variable-rate securities. Floating- or variable-rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable- or adjustable-rate securities changes at preset times based upon an underlying index. Certain of the floating- or variable-rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
Such obligations include variable-rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. Each Fund will limit its purchases of floating- and variable-rate obligations to those of the same quality as the debt securities it is otherwise allowed to purchase according to its principal investment strategies as disclosed in each Fund’s Prospectus. A Fund’s portfolio management will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.
Foreign Securities
Each Fund, except the Nationwide Government Money Market Fund, may invest in the securities of issuers located outside the United States. Funds that invest in foreign securities offer the potential for more diversification than Funds that invest only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by
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governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include changes in foreign currency exchange rates, exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.
Regional Risk. Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund generally will have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or losses.
Eurozone-Related Risk. A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Fund’s shares.
Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism, or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance, and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences.
In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the European Union on January 31, 2020, with a transitional period set to end on December 31, 2020. Brexit created and may continue to create an uncertain political and economic environment in the United Kingdom and other European Union countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, the UK’s departure from the EU may create actual or perceived additional economic stresses for the UK, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.
Currency Risk and Exchange Risk. Unless a Fund's Prospectus states a policy to invest only in securities denominated in U.S. dollars, a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. In such case, changes in foreign currency exchange rates will affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer
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U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.
Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Investment in Emerging Markets. Each Fund, except the Nationwide Government Money Market Fund, may invest in securities of issuers domiciled in various countries with emerging capital markets. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In
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the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed countries. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Investment in Frontier Markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a Fund’s shares to decline.
Governments of many frontier market countries in which a Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in a Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of a Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as a Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
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In addition, investing in frontier markets includes the risk of share blocking. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting. Share blocking may prevent a Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer. Once blocked, the only manner in which to remove the block would be to withdraw a previously cast vote, or to abstain from voting altogether. The process for having a blocking restriction lifted can be very difficult with the particular requirements varying widely by country. In certain countries, the block cannot be removed.
There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.
The frontier market countries in which a Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with, these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. Banks in frontier market countries used to hold a Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlement will take longer and that cash or securities of a Fund may be in jeopardy because of failures of or defects in the settlement systems.
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and non-voting depositary receipts (“NVDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, EDRs, GDRs and NVDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR, GDR or NVDR representing ownership of common stock will be treated as common stock.
A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
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A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
Foreign Sovereign Debt. The Fixed-Income Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by governments of developing or emerging market countries, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Investing through Stock Connect. A Fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact a Fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and a Fund may experience delays in transacting via Stock Connect. The stocks of Chinese companies that are owned by a Fund are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets. See, “Foreign Securities” above regarding investing outside the U.S.
Investing through Bond Connect. The Nationwide Emerging Markets Debt Fund may transact in the China Interbank Bond Market (“CIBM”) when purchasing or selling securities for the Fund, including through Bond Connect. Bond Connect is a relatively new market access scheme which allows investors from the PRC and foreign investors to trade in bonds in the CIBM through trading platforms between financial institutions in PRC and Hong Kong. The ability of the Fund to invest through Bond Connect is subject to the performance of these systems. There is no assurance that these newly developed platforms and operational systems will function properly or will continue to be adapted to changes and developments in the market. If the systems fail to function properly, trading through Bond Connect may be disrupted and the Fund's ability to
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trade may be adversely affected. As the settlement and custody of bonds traded through Bond Connect will be done through settlement and custody links between the Central Moneymarkets Unit of the Hong Kong Monetary Authority (“CMU”), the China Central Depositary & Clearing Co Ltd and Shanghai Clearing House and clearing institutions in PRC, the Fund is also exposed to the risks associated with settlement procedures and default or errors of counterparties. Bonds traded through Bond Connect by foreign investors are held in the name of CMU, who will hold the investments as nominee holder. PRC law may not recognize the beneficial ownership of the bonds owned by the Fund and in the event of a default by CMU, it may not be possible for the bonds held by the Fund to be recovered. Investments in Bond Connect are not subject to any quotas under current regulations. However, the funds' ability to invest through Bond Connect is dependent on regulation in PRC and there is no certainty as to how the regulations will be applied. Changes to regulation may affect access and account opening and trading through Bond Connect may be suspended, which may adversely affect and limit the Fund's ability to invest in the China Interbank Bond Market. Transactions in Bond Connect will not be covered by the Investor Compensation Scheme in Hong Kong nor the equivalent scheme in the PRC.
Initial Public Offerings
Each of the Equity Funds may participate in initial public offerings (“IPOs”). Securities issued in initial public offerings have no trading history, and information about the companies may be available for very limited periods. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.
Interfund Borrowing and Lending Program
Pursuant to an exemptive order issued by the SEC dated June 13, 2016, the Funds may lend money to, and borrow money for temporary purposes from, other funds advised by the Funds' investment adviser, NFA. Generally, a Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day’s notice. There is no assurance that a Fund will be able to borrow or lend under the program at any time, and a Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed.
Lending Portfolio Securities
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. In addition, a Fund may not have on loan securities representing more than one-third of its total assets at any given time. The collateral that a Fund receives may be included in calculating the Fund’s total assets. A Fund generally will not seek to vote proxies relating to the securities on loan, unless it is
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in the best interests of the applicable Fund to do so. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
Investment of Securities Lending Collateral. The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed-rate or floating-rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company; loan participations; master notes; medium-term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium-term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.
Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company are agreements in which an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.
Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed-rate or floating-rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.
Medium-term notes are unsecured, continuously offered corporate debt obligations. Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium-term note generally will not exceed two years.
Medium-Quality, Lower-Quality and High-Yield Securities
Except for the Nationwide Government Money Market Fund, each of the Fixed-Income Funds may invest in medium-quality securities and also in lower-quality and high-yield securities (commonly known as “junk bonds”) (hereinafter referred to as “lower-quality securities”).
Medium-Quality Securities. Medium-quality securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
Lower-Quality/High-Yield Securities. Non-investment grade debt or lower-quality/rated securities include: (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch, Inc. (“Fitch”); (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be
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more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than that of issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.
As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.
Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.
Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
Mortgage- and Asset-Backed Securities
Each of the Fixed-Income Funds, except the Nationwide Government Money Market Fund, may invest in mortgage- and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially
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when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.
Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC (each of which is defined below under “U.S. Government Securities and U.S. Government Agency Securities”), such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experienced on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities will meet their obligations under the relevant policies or other forms of credit enhancement.
Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiclass securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.
The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
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Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA, and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC (which is defined below under “U.S. Government Securities and U.S. Government Agency Securities”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Securities issued by FHLMC do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
In 2012 the Federal Housing Finance Agency (“FHFA”) initiated a strategic plan to develop a program of credit risk transfer intended to reduce Fannie Mae's and Freddie Mac's overall risk through the creation of credit risk transfer assets (“CRTs”). CRTs come in two primary series: Structured Agency Credit Risk (“STACRs”) for Freddie Mac and Connecticut Avenue Securities (“CAS”) for Fannie Mae, although other series may be developed in the future. CRTs are typically structured as unsecured general obligations of either entities guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by Fannie Mae or Freddie Mac (collectively, the “GSEs”)) or special purpose entities, and their cash flows are based on the performance of a pool of reference loans. Unlike traditional residential MBS securities, bond payments typically do not come directly from the underlying mortgages. Instead, the GSEs either make the payments to CRT investors, or the GSEs make certain payments to the special purpose entities and the special purpose entities make payments to the investors. In certain structures, the special purpose entities make payments to the GSEs upon the occurrence of credit events with respect to the underlying mortgages, and the obligation of the special purpose entity to make such payments to the GSE is senior to the obligation of the special purpose entity to make payments to the CRT investors. CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche. This structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches. Generally, GSEs have the ability to call all of the CRT tranches at par in 10 years.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the Tax Reform Act of 1986, most CMOs are today issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the
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issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.
Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only class), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of
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principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See “Additional General Tax Information for All Funds” in this SAI.
A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.
TBA Commitments. The Funds may enter into “to be announced” or “TBA” commitments. TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. See “When-Issued Securities and Delayed-Delivery Transactions” below.
Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities, though, present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Municipal Securities
Each of the Fixed-Income Funds, except the Nationwide Government Money Market Fund, may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”) repealed the exclusion from gross income for interest paid on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.
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Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. A Fund's portfolio management will consider such an event in determining whether a Fund should continue to hold the obligation.
An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
General Obligation Bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.
Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.
Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.
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Private activity bonds. Private activity bonds (“PABs”) are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.
Operational and Technology Risk/Cyber Security Risk
A Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund's adviser, and other service providers (including, but not limited to, Fund accountants, custodians, subadvisers, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund's ability to calculate its net asset value, impediments to trading, the inability of a Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.
In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund's operations.
The Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.
Preferred Stocks, Convertible Securities and Other Equity Securities
Each of the Funds, except for the Nationwide Government Money Market Fund, may invest in preferred stocks and other forms of convertible securities. In some instances, a Fixed-Income Fund (except the Nationwide Government Money Market Fund) may receive common stock, warrants or other types of equity securities resulting from a corporate action by or bankruptcy of an issuer of debt securities held by the Fund. In such instances, unless such equity securities are preferred stocks or convertible securities, the Fund will sell such equity securities as soon as reasonably practicable. Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. In some countries, dividends on preferred stocks may be variable, rather than fixed. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and
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are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
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A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to Automatically Convertible Equity Securities (“ACES”), Participating Equity Preferred Stock (“PEPS”), Preferred Redeemable Increased Dividend Equity Securities (“PRIDES”), Stock Appreciation Income Linked Securities (“SAILS”), Term Convertible Notes (“TECONS”), Quarterly Income Cumulative Securities (“QICS”), and Dividend Enhanced Convertible Securities (“DECS”). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three- or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as Equity Linked Securities (“ELKS”) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.
Current federal income tax law requires the holder of zero coupon securities to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Contingent Convertible Securities. A contingent convertible security (“CoCo”) is a hybrid debt security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the document’s requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs.
With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, subjecting the Fund to a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write-down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in
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part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be canceled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.
CoCos are subject to the credit, interest rate, high-yield securities, foreign securities and market risks associated with bonds and equity securities, and to the risks specified to convertible securities in general. They are also subject to other specific risks. CoCos typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, which increases the risk that the Fund may experience a loss. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCos are generally speculative and the prices of CoCos may be volatile. There is no guarantee that the Fund will receive return of principal on CoCos.
Publicly Traded Limited Partnerships and Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Each of the Equity Funds may invest in interests in limited liability companies, as well as publicly traded limited partnerships (limited partnership interests or units), which represent equity interests in the assets and earnings of the company’s or partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income derived from a limited partnership deemed not to be a “qualified publicly traded partnership” will be treated as “qualifying income” under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Funds. See “Additional General Tax Information for All Funds” below. Also, since publicly traded limited partnerships and limited liability companies are a less common form of organizational structure than corporations, their units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited liability company or limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the company or partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Put Bonds
Each of the Fixed-Income Funds, except the Nationwide Government Money Market Fund, may invest in “put” bonds. “Put” bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. A Fund’s portfolio management intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to “put” the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the issuer.
Real Estate Investment Trusts
Although no Fund invests in real estate directly, the Equity Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Funds may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding;
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increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Funds pay the fees and expenses of the REITs, which, ultimately, are paid by a Fund’s shareholders.
Repurchase Agreements
Each Fund may enter into repurchase agreements. In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a sub-custodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Any portion of a repurchase agreement that is not collateralized fully is considered by the staff of the SEC to be a loan by the Fund. To the extent that a repurchase agreement is not collateralized fully, a Fund will include any collateral that the Fund receives in calculating the Fund’s total assets in determining whether a Fund has loaned more than one-third of its assets. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited as collateral if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s portfolio management reviews the creditworthiness of those banks and other recognized financial institutions with which a Fund enters into repurchase agreements to evaluate these risks.
Restricted, Non-Publicly Traded and Illiquid Securities
Each Fund may not invest more than 15% (5% with respect to the Nationwide Government Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. In addition, a security is illiquid if it cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
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A large institutional market exists for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
The SEC has adopted Rule 144A, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board of Trustees”), a Fund’s portfolio management has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable, or if such securities may be readily saleable in foreign markets. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.
A Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
A Fund’s portfolio management will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act (“Section 4(2) paper”) is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.
Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if: (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s portfolio management believes that, based on the trading markets for such security, such security can be disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Reverse Repurchase Agreements and Mortgage Dollar Rolls
Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the
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price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.
The Fixed-Income Funds also may invest in mortgage dollar rolls, which are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would earmark or set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds (See “Borrowing”).
Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s portfolio management believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.
Securities of Investment Companies
As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.
Exchange-Traded Funds. The Funds (except for the Nationwide Government Money Market Fund) may invest in exchange-traded funds (“ETFs”). ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers that are components of a particular index. Such ETFs typically are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. More recently, actively managed ETFs have been created that are managed similarly to other investment companies.
The shares of an ETF may be assembled in a block known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. ETF shares, as opposed to creation units, are generally purchased and
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sold by smaller investors in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although a Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.
An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.
Short Selling of Securities
The Index Funds and the Nationwide Long/Short Equity Fund may engage in short selling of securities consistent with their respective strategies. In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund also may have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).
A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which a Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on its portfolio management’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.
A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).
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Short-Term Instruments
Each Fund may invest in short-term instruments, including money market instruments. Short-term instruments may include the following types of instruments:
•shares of money market mutual funds, including those that may be advised by a Fund’s portfolio management;
•obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;
•obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions;
•obligations of municipalities and states, their agencies and political subdivisions;
•high-quality asset-backed commercial paper;
•repurchase agreements;
•bank or savings and loan obligations;
•high-quality commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It also may be issued by foreign issuers, such as foreign governments, states and municipalities;
•high-quality bank loan participation agreements representing obligations of corporations having a high-quality short-term rating, at the date of investment, and under which a Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
•high-quality short-term corporate obligations;
•certain variable-rate and floating-rate securities with maturities longer than 397 days, but which are subject to interest rate resetting provisions and demand features within 397 days;
•extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period; and
•unrated short-term debt obligations that are determined by a Fund’s portfolio management to be of comparable quality to the securities described above.
Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issuers in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
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Small- and Medium-Cap Companies and Emerging Growth Stocks
The Equity Funds may invest in small- and medium-cap companies and emerging growth stocks. Investing in securities of small-sized companies, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized, medium-cap and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized, medium-cap and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized, medium-cap and emerging growth companies than for larger, more established ones.
Special Situation Companies
The Equity Funds may invest in “special situation companies,” which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The portfolio management of such Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
Standby Commitment Agreements
Except for the Nationwide Government Money Market Fund, each Fixed-Income Fund may enter into standby commitment agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed-income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund may enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Fund segregates or earmarks liquid assets in the aggregate amount equal to the purchase price of the securities underlying the commitment.
There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.
The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.
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Strip Bonds
The Fixed-Income Funds, except the Nationwide Government Money Market Fund, may invest in strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.
Supranational Entities
The Fixed-Income Funds may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.
Temporary Investments
Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, in anticipation of redemptions or for other cash management purposes, or if a Fund’s subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents, as described herein and, subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. Each Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor securities performance, although each Index Fund may use temporary investments pending investment of cash balances or to manage anticipated redemption activity. See also “Short-Term Instruments.”
U.S. Government Securities and U.S. Government Agency Securities
Each of the Fixed-Income Funds may invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government (including U.S. Treasury securities), and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. Each of the Equity Funds may invest in U.S. Treasury securities.
U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“GNMA”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the U.S. Treasury if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation (“FHLMC”), are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.
Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.
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An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the FNMA.
The maturities of such securities usually range from three months to 30 years. While such securities may be guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund's portfolio, cause the Fund’s daily net asset value to fluctuate.
The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.
In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) placed FNMA and FHLMC into a conservatorship under FHFA. As conservator, the FHFA assumed all the powers of the shareholders, directors and officers with the goal of preserving and conserving the assets and property of FNMA and FHLMC. However, FNMA and FHLMC continue to operate legally as business corporations and FHFA has delegated to the Chief Executive Officer and Board of Directors the responsibility for much of the day-to-day operations of the companies. FNMA and FHLMC must follow the laws and regulations governing financial disclosure, including SEC requirements. The long-term effect that this conservatorship will have on these companies’ debt and equity securities is unclear.
Inflation-Protected Bonds. Treasury Inflation-Protected Securities (“TIPS”) are fixed-income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
Investors in an inflation-indexed mutual fund who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a Fund's income distributions.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
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The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Warrants and Rights
Each of the Equity Funds may invest in or hold warrants and rights. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Rights are similar to warrants, but normally have a shorter duration. Warrants and rights may be acquired separately or in connection with the acquisition of securities. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
When-Issued Securities and Delayed-Delivery Transactions
Each of the Fixed-Income Funds may invest in when-issued securities and engage in delayed-delivery transactions. When securities are purchased on a “when-issued” basis or purchased for delayed delivery, payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.
When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities sufficient to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of a Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its portfolio management to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities
Each of the Fixed-Income Funds may invest in zero coupon securities and step-coupon securities. In addition, each of the Fixed-Income Funds, except the Nationwide Government Money Market Fund, may invest in PIK Bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and
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are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.
Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
THE INDEX FUNDS
Nationwide Bond Index Fund. The investment objective of the Nationwide Bond Index Fund is to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Aggregate Index”) as closely as possible before the deduction of Fund expenses. The Aggregate Index is composed primarily of U.S. dollar denominated investment grade bonds of different types, including U.S. government securities; U.S. government agency securities; corporate bonds issued by U.S. and foreign companies; mortgage-backed securities; securities of foreign governments and their agencies; and securities of supranational entities, such as the World Bank. There can be no assurance that the investment objective of the Fund will be achieved.
Nationwide International Index Fund. The investment objective of the Nationwide International Index Fund is to match the performance of the MSCI EAFE® Index (the “EAFE Index”) as closely as possible before the deduction of Fund expenses. The EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. There can be no assurance that the investment objective of the Fund will be achieved.
Nationwide Mid Cap Market Index Fund. The investment objective of the Nationwide Mid Cap Market Index Fund is to match the performance of the Standard & Poor’s Mid Cap 400® Index (the “S&P 400 Index”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.
Nationwide S&P 500 Index Fund. The investment objective of the Nationwide S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”). There can be no assurance that the investment objective of the Fund will be achieved.
Nationwide Small Cap Index Fund. The investment objective of the Nationwide Small Cap Index Fund is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2000 common stocks of smaller U.S. companies in a wide range of businesses chosen by Russell Investments based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. There can be no assurance that the investment objective of the Fund will be achieved.
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Nationwide Ziegler NYSE Arca Tech 100 Index Fund. The investment objective of the Nationwide Ziegler NYSE Arca Tech 100 Index Fund is to track the total return of the NYSE Arca Tech 100 Index before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. There can be no assurance that the investment objective of the Fund will be achieved.
About Indexing. The Index Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each Fund’s expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.
Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and invests at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index.
Because each Index Fund seeks to replicate the total return of its respective index, BlackRock Investment Management, LLC (“BlackRock”), subadviser to Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund, and Ziegler Capital Management, LLC (“Ziegler”), subadviser to the Nationwide Ziegler NYSE Arca Tech 100 Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, BlackRock and Ziegler may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, BlackRock or Ziegler judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.
BlackRock and Ziegler may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. BlackRock and Ziegler will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, BlackRock and Ziegler may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities weightings in the target index.
The ability of each Index Fund to satisfy its investment objective depends to some extent on both BlackRock’s and Ziegler’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). BlackRock and Ziegler will make investment changes to an Index Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Index Funds.
Each Index Fund’s ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the Nationwide International Index Fund and the Nationwide Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund’s total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund.
Additional Information Concerning the Indices
Aggregate Index. The Nationwide Bond Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Bloomberg or Barclays. Neither Bloomberg nor Barclays has responsibility for and does not participate in the Nationwide Bond Index Fund’s management.
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Russell 2000 Index. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000 Index. Russell® is a trademark of Russell Investment Group (“Russell Investments”).The Nationwide Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments. Russell Investments is not responsible for and has not reviewed the Nationwide Small Cap Index Fund nor any associated literature or publications and Russell Investments makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Russell Investments reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell Investments has no obligation to take the needs of any particular fund or its shareholders or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell Investments’ publication of the Russell 2000 Index in no way suggests or implies an opinion by Russell Investments as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 Index is based. RUSSELL INVESTMENTS MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 2000 INDEX OR ANY DATA INCLUDED IN THE RUSSELL 2000 INDEX. RUSSELL INVESTMENTS MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 2000 INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 2000 INDEX. RUSSELL INVESTMENTS MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 2000 INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
EAFE Index. The Nationwide International Index Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”), including the EAFE Index. The EAFE Index is the exclusive property of MSCI. MSCI and the EAFE Index are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Nationwide Fund Advisors, as the investment adviser to the Nationwide International Index Fund. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of the Nationwide International Index Fund or any other person or entity regarding the advisability of investing in funds generally or in the Nationwide International Index Fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indices which are determined, composed and calculated by MSCI without regard to the Nationwide International Index Fund or its shareholders or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the Nationwide International Index Fund or its shareholders or any other person or entity into consideration in determining, composing or calculating the MSCI indices. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Nationwide International Index Fund to be issued or in the determination or calculation of the equation by or the consideration into which the Nationwide International Index Fund is redeemable. Further, none of the MSCI Parties has any obligation or liability to the Nationwide International Index Fund or its shareholders or any other person or entity in connection with the administration, marketing or offering of the Nationwide International Index Fund.
Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indices from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the Nationwide International Index Fund, its shareholders, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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No purchaser, seller or holder of shares of the Nationwide International Index Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
S& P 500 Index and S&P 400 Index. Standard & Poor’s 500®, S&P 500®, Standard & Poor’s MidCap 400®, S&P MidCap 400®, and S&P 400® are trademarks of The McGraw-Hill Companies, Inc. Pursuant to an agreement with McGraw-Hill Companies, Inc., on behalf of the Nationwide S&P 500 Index Fund and Nationwide Mid Cap Market Index Fund, the Funds are authorized to use the trademarks of the McGraw-Hill Companies, Inc. The Nationwide S&P 500 Index Fund and the Nationwide Mid Cap Market Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index or the S&P 400® Index to track general stock market performance. S&P’s only relationship to the Funds, the adviser or subadvisers is the licensing of certain trademarks and trade names of S&P and of the S&P 500® and S&P 400® indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500® and S&P 400® Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds’ shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500® or S&P 400® Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500® and S&P 400® Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.
NYSE Arca Tech 100 Index. “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCASM” and “NYSE Arca Tech 100SM” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide Ziegler NYSE Arca Tech 100 Index Fund. The Nationwide Ziegler NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, in the Nationwide Ziegler NYSE Arca Tech 100 Index Fund particularly, or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.
NYSE GROUP, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE GROUP, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Portfolio Turnover
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates generally will result in higher brokerage expenses, and may increase the volatility of the Fund. The table below shows any significant variation in the Funds’ (or with respect to the Nationwide Mellon Disciplined Value Fund, the Predecessor Fund's ) portfolio turnover rate for the fiscal years ended October 31, 2019 and 2018, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:
Fund	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
Nationwide Amundi Global High Yield Fund[1]	74.60%	103.59%
Nationwide Amundi Strategic Income Fund[1]	93.97%	135.53%
Nationwide Bailard Cognitive Value Fund[2]	255.32%	138.27%
Nationwide Bond Index Fund[1]	98.29%	163.27%
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Fund	For the Fiscal Year Ended October 31, 2019	For the Fiscal Year Ended October 31, 2018
Nationwide Core Plus Bond Fund[2]	113.81%	77.41%
Nationwide Diamond Hill Large Cap Concentrated Fund[1]	32.93%	176.54%
Nationwide Emerging Markets Debt Fund[1]	74.40%	86.23%
Nationwide Fund[1]	53.33%	140.41%
Nationwide Global Sustainable Equity Fund[2]	47.52%	34.22%
Nationwide Loomis Core Bond Fund[1]	145.32%	289.06%
Nationwide Mellon Disciplined Value Fund[1]	52.79%	72.06%
Nationwide Mellon Dynamic U.S. Core Fund[1]	4.49%	153.29%
Nationwide WCM Focused Small Cap Fund[1]	52.18%	172.38%
1 The portfolio managers for the Funds are not limited by portfolio turnover in their management style, and a Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year ended October 31, 2019, the portfolio managers made fewer changes than they deemed necessary during fiscal year ended October 31, 2018.
2 The portfolio managers for the Funds are not limited by portfolio turnover in their management style, and a Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year ended October 31, 2019, the portfolio managers made more changes than they deemed necessary during fiscal year ended October 31, 2018.
 The table below shows any significant variation in the Nationwide AllianzGI International Growth Fund’s1 portfolio turnover rate for the periods shown, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:
Fund	For the 1-Month Fiscal Period Ended October 31, 2019	For the Fiscal Year Ended September 30, 2019	For the Fiscal Year Ended September 30, 2018
Nationwide AllianzGI International Growth Fund[2]	4.81%	44.46%	17.00%
1The Fund’s fiscal year changed from September 30 to October 31.
2The portfolio managers for the Fund are not limited by portfolio turnover in their management style, and the Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2019, the portfolio managers made more changes than they deemed necessary during fiscal year 2018.
The table below shows any significant variation in the Nationwide Long/Short Equity Fund’s1 portfolio turnover rate for the periods shown, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:
Fund	For the Fiscal Year Ended October 31, 2019	For the 6-Month Fiscal Period Ended October 31, 2018	For the Fiscal Year Ended April 30, 2018
Nationwide Long/Short Equity Fund[2]	25.58%	13.17%	37.50%
1The Fund’s fiscal year changed from April 30 to October 31.
2The portfolio managers for the Fund are not limited by portfolio turnover in their management style, and the Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2019, the portfolio managers made fewer changes than they deemed necessary during fiscal year 2018.
Investment Restrictions
The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.
Each of the Funds:
•May not (except the Nationwide Diamond Hill Large Cap Concentrated Fund and Nationwide Emerging Markets Debt Fund) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except
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that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Nationwide Government Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.
• May not (except the Nationwide U.S. Small Cap Value Fund, Nationwide Long/Short Equity Fund, Nationwide AllianzGI International Growth Fund and Nationwide Mellon Disciplined Value Fund) borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
•May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
•May not (except the Nationwide Bailard Technology & Science Fund, Nationwide U.S. Small Cap Value Fund, Nationwide Ziegler Equity Income Fund, and the Index Funds (except the Nationwide S&P 500 Index Fund)) purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.
•May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
For those Funds listed above as exceptions to the investment restrictions, see the discussion below regarding each such Fund’s applicable investment restriction.
The Nationwide S&P 500 Index Fund:
•May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund’s total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
The Index Funds (except the Nationwide S&P 500 Index Fund):
•May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.
The Nationwide U.S. Small Cap Value Fund:
•May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the
53

U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.
• May not borrow money or issue senior securities, except that the Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
The Nationwide Long/Short Equity Fund, Nationwide AllianzGI International Growth Fund and Nationwide Mellon Disciplined Value Fund:
•May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
The following are the non-fundamental operating policies of the Funds, which may be changed by the Board of Trustees without shareholder approval:
Each Fund may not:
• Except the Nationwide U.S. Small Cap Value Fund, Nationwide Long/Short Equity Fund and Nationwide AllianzGI International Growth Fund, sell securities short unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it segregates or earmarks other liquid assets it owns as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin. In addition, the Nationwide Long/Short Equity Fund, Nationwide AllianzGI International Growth Fund and Nationwide Mellon Disciplined Value Fund, may use margin to the extent necessary to engage in short sales of securities.
•Purchase or otherwise acquire any security if, as a result, more than 15% (5% with respect to the Nationwide Government Money Market Fund) of its net assets would be invested in securities that are illiquid.
•Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33  1⁄3% of the Fund’s total assets.
•Except the Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund and Nationwide U.S. Small Cap Value Fund, purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.
The Nationwide Long/Short Equity Fund, Nationwide AllianzGI International Growth Fund and Nationwide Mellon Disciplined Value Fund may not:
•Sell securities short unless it covers such short sales or segregates or earmarks liquid assets as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
The Nationwide U.S. Small Cap Value Fund may not:
•Hold less than 80% of the value of its net assets in any security or other investment other than common stocks of “U.S. small-cap companies,” as such term is defined in the Fund’s prospectus.
•Under normal circumstances, maintain an average portfolio market capitalization that is outside the range of the companies included in the Russell 2000® Value Index.
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A Fund’s obligation not to pledge, mortgage, or hypothecate assets in excess of 33  1⁄3% of the Fund’s total assets with respect to permissible borrowings or investments, as described above, is a continuing obligation and such asset segregation and coverage must be maintained on an ongoing basis. For any other percentage restriction or requirement described above that is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
Certain Funds have adopted a non-fundamental policy, as required by Rule 35d-1 under the 1940 Act, to invest, under normal circumstances, at least 80% the Fund’s net assets in the type of investment suggested by the Fund’s name (“80 Percent Policy”). The scope of the 80 Percent Policy includes Fund names suggesting that a Fund focuses its investments in: (i) a particular type of investment or investments; (ii) a particular industry or group of industries; or (iii) certain countries or geographic regions. For purposes of the 80 Percent Policy, 80% of the Fund’s net assets shall mean 80% of the Fund’s net assets plus the amount of any borrowings for investment purposes. Each Fund that has adopted the 80 Percent Policy also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.
Internal Revenue Code Restrictions
In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and securities of other issuers, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or, in the securities of one or more qualified publicly traded partnerships.
Disclosure of Portfolio Holdings
The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter or affiliated persons of the Funds' investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
The policies and procedures are applicable to NFA and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and any service provider acting on their behalf are obligated to:
•Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
•Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
•Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, even where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Leadership Team or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
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Each Fund posts onto the Trust’s internet site (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. The Nationwide Government Money Market Fund posts onto the Trust's internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month and maintains such portfolio holdings information for no less than six months after posting. The Funds disclose their complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the third month of the first and third quarters of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. The Nationwide Government Money Market Fund discloses its complete portfolio holdings information to the SEC on Form N-CSR and files monthly reports using Form N-MFP. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.
Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Leadership Team or its duly authorized delegate and will be made only when:
•a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
•the recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
•the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.
Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.
The Funds have ongoing arrangements to distribute information about the Funds' portfolio holdings to the Funds' third-party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Brown Brothers Harriman & Co.; Wolters Kluwer Financial Services, Inc. (GainsKeeper); SunGard Financial Systems (Wall Street Concepts); Style Research, Inc.; Ernst & Young, LLP; Institutional Shareholder Services, Inc.; Lipper Inc., Morningstar, Inc.; Bloomberg LP; RiskMetrics Group, Inc.; FactSet Research Systems, Inc.; the Investment Company Institute; ICE Data Pricing & Reference Data LLC; and, on occasion, to transition managers such as BlackRock Institutional Trust Company; Fidelity Capital Markets (a division of National Financial Services, LLC); State Street Bank and Trust Company; Electra Information Systems; or Macquarie Capital (USA) Inc.; where such transition manager provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.
NFA conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff also will submit annually to the Board of Trustees a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
Trustees and Officers of the Trust
Management Information
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
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Independent Trustees
Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years[2]
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	119
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years[2]
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	119
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
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Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	119
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	119
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
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David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	119
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years[2]
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
Interested Trustee
M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	119
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years[2]
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
[1]	Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns 75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
[2]	Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008
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Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]
Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]
Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]
Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1970	Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[2] He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.
Responsibilities of the Board of Trustees
The Board of Trustees (the “Board”) has oversight responsibility for the conduct of the affairs of the Trust. The Board approves policies and procedures regarding the operation of the Trust, regularly receives and reviews reports from NFA regarding the implementation of such policies and procedures, and elects the Officers of the Trust to perform the daily functions of the Trust. The Chairman of the Board is an Independent Trustee.
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Board Leadership Structure
The Board approves financial arrangements and other agreements between the Funds, on the one hand, and NFA, any subadvisers or other affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board (“Committees”), as described below. The Committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each Committee are appointed by the Board upon recommendation of the Nominating and Fund Governance Committee.
This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds' current operations.
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement, or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose. In addition to conducting an annual self-assessment, the Board completes biennial peer evaluations, which focus on the performance and effectiveness of the individual members of the Board.
The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust, and each shall serve at the pleasure of the Board, or, to the extent permitted by the Trust’s By-laws, and except for the Chief Compliance Officer, at the pleasure of the President of the Trust, subject to the rights, if any, of an Officer under any contract of employment. The Trust’s Chief Compliance Officer must be approved by a majority of the Independent Trustees. Subject to the rights, if any, of an Officer under any contract of employment, any Officer may be removed, with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust; provided, that only the Board may remove, with or without cause, the Chief Compliance Officer of the Trust.
Board Oversight of Trust Risk
The Board’s role is one of oversight, including oversight of the Funds' risks, rather than active management. The Trustees believe that the Board’s Committee structure enhances the Board’s ability to focus on the oversight of risk as part of its broader oversight of the Funds' affairs. While risk management is the primary responsibility of NFA and the Funds' subadvisers, the Trustees regularly receive reports from NFA, Nationwide Fund Management LLC (“NFM”), and various service providers, including the subadvisers, regarding investment risks and compliance risks. The Committee structure allows separate Committees to focus on different aspects of these risks and their potential impact on some or all of the Funds and to discuss with NFA or the Funds’ subadvisers how they monitor and control such risks. In addition, the Officers of the Funds, all of whom are employees of NFA, including the President and Chief Executive Officer, Chief Financial Officer, Chief Compliance Officer and Chief Operating Officer, report to the Board and to the Chairs of its Committees on a variety of risk-related matters, including the risks inherent in each Officer’s area of responsibility, at regular meetings of the Board and on an ad hoc basis.
The Funds have retained NFA as the Funds' investment adviser and NFM as the Funds' administrator. NFA and NFM are responsible for the day-to-day operations of the Funds. NFA has delegated the day-to-day management of the investment activities of each Fund, with the exception of the Fund-of-Funds, to one or more subadvisers. NFA and NFM are primarily responsible for the Funds' operations and for supervising the services provided to the Funds by each service provider, including risk management services provided by the Funds' subadvisers, if any. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of each Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. The Board also reviews the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s compliance risk assessments for the Funds. The Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including each Fund’s investment risks.
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Committees of the Board
The Board has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance, and Investment Committees. The function of each Committee is oversight.
The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; it is the intention of the Board that it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit–the independent auditors are ultimately accountable to the Board and the Committee, as representatives of the Trust’s shareholders; (b) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors; (f) meet and consider the reports of the Trust's independent auditors; (g) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer; (h) review information provided to the Audit Committee regarding SEC examinations of the Trust and its service providers; and (i) undertake such other responsibilities as may be delegated to the Audit Committee by the Board. The Audit Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Mr. Karlawish, Ms. Kosel (Chair) and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The purposes of the Valuation and Operations Committee are to: (a) assist the Board in its review and oversight of the valuation of the Trust’s portfolio assets; (b) assist the Board with its review and oversight of the implementation and operation of the Trust's various policies and procedures relating to money market funds under Rule 2a-7 under the 1940 Act, including without limitation policies and procedures relating to the use of the amortized cost method of valuation, stress testing, and portfolio liquidity; (c) review and oversee the actions of the principal underwriter and investment advisers with respect to distribution of the Funds' shares including the operation of the Trust's Rule 12b-1 Plan and Administrative Services Plan; (d) assist the Board with its review and oversight of the implementation and operation of the Trust's various policies and procedures relating to transactions involving affiliated persons of a Trust, or affiliated persons of such affiliated persons; (e) review and oversee the investment advisers' brokerage practices as these relate to the Trust, including the use of “soft dollars”; (f) assist the Board in its review, consideration and oversight of any credit facilities entered into for the benefit of the Trust or any of the Funds and the use thereof by the Funds, including any interfund lending facility; (g) review and evaluate the services received by the Trust in respect of, and the Trust's contractual arrangements relating to, transfer agency services, administrative services, custody services, securities lending services, and such other services as may be assigned from time to time to the Committee by the Board for review and evaluation; (h) assist the Board in the design and oversight of the process for reviewing and evaluating payments made from the assets of any of the Funds to financial intermediaries for sub-transfer agency services, shareholder services, administrative services, and similar services; (i) assist the Board in its oversight and evaluation of policies, procedures, and activities of the Trust and of service providers to the Trust relating to cybersecurity and data security; and (j) undertake such other responsibilities as may be delegated to the Committee by the Board. The Valuation and Operations Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Dryden (Chair), Ms. Cholmondeley, Mr. Kridler and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The purposes of the Nominating and Fund Governance Committee are to: (a) assist the Board in its review and oversight of governance matters; (b) assist the Board with the selection and nomination of candidates to serve on the Board; (c) oversee legal counsel; (d) assist the Board in its review and oversight of shareholder communications and proxy voting by series of the Trust; (e) assist the Board in its review and consideration of insurance coverages to be obtained by or for the benefit of the Trust or the Trustees of the Trust, including, without limitation, fidelity bond coverage and errors and omissions/directors' and officers' liability coverage; and (f) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Fund Governance Committee met four times during the past fiscal year, and currently consists of the following Trustees: Mr. Allen (Chair), Ms. Dryden, Ms. Jacobs and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute trustees to the Board, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for trustee for consideration may
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do so by submitting a signed written request to the Trust's Secretary at Attn: Secretary, Nationwide Mutual Funds, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, which includes the following information: (i) name and address of the shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name, background information, and qualifications of the proposed candidate(s); and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
The purposes of the Investment Committee are to: (a) assist the Board in its review and oversight of the Funds' performance; (b) assist the Board in the design and oversight of the process for the renewal and amendment of the Funds' investment advisory and subadvisory contracts subject to the requirements of Section 15 of the 1940 Act; (c) assist the Board in its oversight of a liquidity risk management program for the Funds pursuant to Rule 22e-4 under the 1940 Act; and (d) undertake such other responsibilities as may be delegated to the Committee by the Board. The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Mr. Allen, Ms. Jacobs, Mr. Karlawish (Chair) and Ms. Kosel, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Koken, who is an interested person of the Trust, as defined in the 1940 Act.
Ownership of Shares of Nationwide Mutual Funds as of December 31, 2019
Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles E. Allen	Over $100,000	Over $100,000
Paula H.J. Cholmondeley	Over $100,000	Over $100,000
Phyllis Kay Dryden	Over $100,000	Over $100,000
Barbara I. Jacobs	Over $100,000	Over $100,000
Keith F. Karlawish	Over $100,000	Over $100,000
Carol A. Kosel	Over $100,000	Over $100,000
Douglas F. Kridler	Over $100,000	Over $100,000
David C. Wetmore	Over $100,000	Over $100,000
Interested Trustee
M. Diane Koken	Over $100,000	Over $100,000
Ownership in the Funds' Investment Adviser1, Subadvisers2 or Distributor3 as of December 31, 2019
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust
Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Charles E. Allen	N/A	N/A	N/A	None	N/A
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David C. Wetmore	N/A	N/A	N/A	None	N/A
1	Nationwide Fund Advisors.
2	As of December 31, 2019, subadvisers to the Trust included: Allianz Global Investors U.S. LLC; Amundi Pioneer Institutional Asset Management, Inc.; Bailard, Inc.; BlackRock Investment Management, LLC; Brown Capital Management, LLC; Diamond Hill Capital Management, Inc.; Dimensional Fund Advisors LP; Federated Investment Management Company; Geneva Capital Management LLC; Logan Capital Management, Inc.; Loomis, Sayles & Company, L.P.; Mellon Investments Corporation; Nationwide Asset Management, LLC; Standard Life Investments (Corporate Funds) Limited; Thompson, Siegel & Walmsley LLC; UBS Asset Management (Americas) Inc.; WCM Investment Management; Wellington Management Company LLP; Western Asset Management Company LLC; and Ziegler Capital Management, LLC.
3	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
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Compensation of Trustees
The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the total compensation paid to the Independent Trustees, before reimbursement of any expenses incurred by them, for the fiscal year ended October 31, 2019. In addition, the Compensation Table sets forth the total compensation paid to the Independent Trustees from all the funds in the Fund Complex for the twelve months ended October 31, 2019. Trust officers receive no compensation from the Trust in their capacity as officers. The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust. Accordingly, Ms. Koken was not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.
The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
Charles E. Allen	$87,483	N/A	N/A	$349,500
Paula H.J. Cholmondeley	81,671	N/A	N/A	326,250
Phyllis Kay Dryden	87,483	N/A	N/A	349,500
Barbara I. Jacobs	84,486	N/A	N/A	337,250
Keith F. Karlawish	89,987	N/A	N/A	359,500
Carol A. Kosel	90,426	N/A	N/A	361,000
Douglas F. Kridler	84,486	N/A	N/A	337,250
David C. Wetmore	108,246	N/A	N/A	432,250
[1]	As of October 31, 2019, the Fund Complex included two trusts comprised of 119 investment company funds or series.
Each of the Trustees and officers and their families are eligible to purchase Class A shares at net asset value without any sales charge.
Code of Ethics
Federal law requires the Trust, each of its investment advisers and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.
Proxy Voting Guidelines
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds' proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds' website at nationwide.com/mutual-fund-proxy-voting.jsp, or (iii) on the SEC’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
Investment Advisory and Other Services
Trust Expenses
The Trust pays, on behalf of the Funds, the compensation of the Trustees who are not interested persons (as described in the 1940 Act) of the Trust, and all expenses (other than those assumed by the Adviser), including governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which include the expenses
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of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the Independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.
Investment Adviser
NFA, located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.
Under the Investment Advisory Agreement (“Agreement”) with the Trust, NFA manages the Funds in accordance with the policies and procedures established by the Board of Trustees. NFA operates primarily as a “Manager-of-Managers” under which NFA, rather than managing most Funds directly, instead oversees one or more subadvisers.
NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however, NFA does not intend to do so as a routine matter at this time. The Adviser and the Trust have received an exemptive order from the SEC for a multi-manager structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
All of the Funds to which this SAI relates are subadvised.
NFA pays the compensation of the officers of the Trust employed by NFA and pays the compensation and expenses of any Trustees who are interested persons of the Trust. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
The Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of no more than two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA on not more than 60 days’ written notice. The Agreement further provides that NFA may render similar services to others.
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For services provided under the Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:
Fund	Assets	Investment Advisory Fee
Nationwide AllianzGI International Growth Fund	$0 up to $1 billion $1 billion and more	0.70% 0.67%
Nationwide Amundi Global High Yield Fund	$0 up to $500 million $500 million and more	0.64% 0.62%
Nationwide Amundi Strategic Income Fund	$0 up to $500 million $500 million and more	0.55% 0.50%
Nationwide Bailard Cognitive Value Fund	$0 up to $500 million $500 million and more	0.75% 0.70%
Nationwide Bailard International Equities Fund	$0 up to $1 billion $1 billion and more	0.75% 0.70%
Nationwide Bailard Technology & Science Fund	$0 up to $500 million $500 million up to $1 billion $1 billion and more	0.75% 0.70% 0.65%
Nationwide Bond Fund	$0 up to $250 million $250 million up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%
Nationwide Bond Index Fund	$0 up to $1.5 billion $1.5 billion up to $3 billion $3 billion and more	0.185% 0.145% 0.135%
Nationwide Core Plus Bond Fund	$0 up to $500 million $500 million up to $1 billion $1 billion up to $1.5 billion $1.5 billion and more	0.45% 0.425% 0.40% 0.39%
Nationwide Diamond Hill Large Cap Concentrated Fund	$0 up to $250 million $250 million up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.60% 0.575% 0.55% 0.525% 0.50%
Nationwide Emerging Markets Debt Fund	All Assets	0.70%
Nationwide Fund	$0 up to $250 million $250 million up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.54% 0.53% 0.52% 0.495% 0.47%
Nationwide Geneva Mid Cap Growth Fund	$0 up to $250 million $250 million up to $500 million $500 million and more	0.75% 0.70% 0.65%
Nationwide Geneva Small Cap Growth Fund	$0 up to $250 million $250 million up to $500 million $500 million and more	0.84% 0.79% 0.74%
Nationwide Global Sustainable Equity Fund	$0 up to $250 million $250 million up to $500 million $500 million up to $1 billion $1 billion and more	0.75% 0.70% 0.68% 0.65%
Nationwide Government Money Market Fund	$0 up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.30% 0.28% 0.26% 0.24%
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Fund	Assets	Investment Advisory Fee
Nationwide Inflation-Protected Securities Fund	$0 up to $1 billion $1 billion and more	0.25% 0.23%
Nationwide International Index Fund	$0 up to $1.5 billion $1.5 billion up to $3 billion $3 billion and more	0.245% 0.205% 0.195%
Nationwide International Small Cap Fund	Up to $500 million $500 million up to $1 billion $1 billion and more	0.95% 0.925% 0.90%
Nationwide Long/Short Equity Fund	All Assets	1.35%
Nationwide Loomis All Cap Growth Fund	$0 up to $1 billion $1 billion and more	0.80% 0.775%
Nationwide Loomis Core Bond Fund	$0 up to $250 million $250 million up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%
Nationwide Loomis Short Term Bond Fund	$0 up to $500 million $500 million up to $1 billion $1 billion up to $3 billion $3 billion up to $5 billion $5 billion up to $10 billion $10 billion and more	0.35% 0.34% 0.325% 0.30% 0.285% 0.275%
Nationwide Mellon Disciplined Value Fund	$0 up to $1 billion $1 billion and more	0.60% 0.575%
Nationwide Mellon Dynamic U.S. Core Fund	$0 up to $5 billion $5 billion and more	0.45% 0.425%
Nationwide Mid Cap Market Index Fund	$0 up to $1.5 billion $1.5 billion up to $3 billion $3 billion and more	0.195% 0.175% 0.165%
Nationwide S&P 500 Index Fund	$0 up to $1.5 billion $1.5 billion up to $3 billion $3 billion and more	0.125% 0.105% 0.095%
Nationwide Small Cap Index Fund	$0 up to $1.5 billion $1.5 billion up to $3 billion $3 billion and more	0.19% 0.17% 0.16%
Nationwide Small Company Growth Fund	$0 up to $500 million $500 million and more	0.84% 0.79%
Nationwide U.S. Small Cap Value Fund	$0 up to $500 million $500 million and more	0.84% 0.79%
Nationwide WCM Focused Small Cap Fund	$0 up to $500 million $500 million and more	0.75% 0.70%
Nationwide Ziegler Equity Income Fund	$0 up to $100 million $100 million up to $500 million $500 million and more	0.55% 0.50% 0.45%
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	$0 up to $50 million $50 million up to $250 million $250 million up to $500 million $500 million and more	0.50% 0.30% 0.25% 0.20%
Limitation of Fund Expenses
In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for any of the Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). Pursuant to the Expense
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Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits that were in the Expense Limitation Agreement at the time that NFA waived the fees or reimbursed the expenses. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is made no more than three years from the date in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
Until at least February 28, 2021, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, fees paid to JPMorgan Chase Bank, N.A. (as the Trust’s sub-administrator) related to the SEC’s Financial Reporting Modernization and Liquidity Risk Management Program Rules, as provided for in Amendment No. 10 to the Sub-Administration Agreement between JPMorgan and Nationwide Fund Management LLC, dated July 1, 2018, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business, for all share classes of the following Funds of the Trust:
•Nationwide AllianzGI International Growth Fund to 0.72% until June 30, 2022
•Nationwide Amundi Global High Yield Fund to 0.70%
•Nationwide Amundi Strategic Income Fund to 0.49%
•Nationwide Bailard Cognitive Value Fund to 1.07%
•Nationwide Bailard International Equities Fund to 1.10%
•Nationwide Bailard Technology & Science Fund to 1.05%
•Nationwide Bond Fund to 0.44%
•Nationwide Bond Index Fund to 0.29%
•Nationwide Core Plus Bond Fund to 0.70%
•Nationwide Diamond Hill Large Cap Concentrated Fund to 0.82%
•Nationwide Emerging Markets Debt Fund to 0.90%
•Nationwide Geneva Mid Cap Growth Fund to 0.98%
•Nationwide Geneva Small Cap Growth Fund to 1.22%
•Nationwide Global Sustainable Equity Fund to 0.95%
•Nationwide Government Money Market Fund to 0.59%1
•Nationwide Inflation-Protected Securities Fund to 0.30%
•Nationwide International Index Fund to 0.34%
•Nationwide International Small Cap Fund to 0.99%
•Nationwide Long/Short Equity Fund to 1.74%
•Nationwide Loomis All Cap Growth Fund to 0.85%
•Nationwide Loomis Core Bond Fund to 0.65%
•Nationwide Loomis Short Term Bond Fund to 0.45%
•Nationwide Mellon Disciplined Value Fund to 0.66% until February 28, 2022
•Nationwide Mellon Dynamic U.S. Core Fund to 0.50% until February 28, 2022
•Nationwide Mid Cap Market Index Fund to 0.30%
•Nationwide S&P 500 Index Fund to 0.21%
•Nationwide Small Cap Index Fund to 0.28%
•Nationwide Small Company Growth Fund to 0.94%
•Nationwide U.S. Small Cap Value Fund to 1.09%
•Nationwide WCM Focused Small Cap Fund to 0.80%
•Nationwide Ziegler Equity Income Fund to 0.75%
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•Nationwide Ziegler NYSE Arca Tech 100 Index Fund to 0.68%
1In addition, with respect to the Service Class of the Nationwide Government Money Market Fund, effective until at least February 28, 2021, the Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan shall be limited to 0.75%.
In addition to the foregoing, until at least February 28, 2021, NFA has agreed contractually to waive an additional amount of its advisory fee with respect to the Nationwide Fund equal to 0.045% annually. NFA shall not be entitled to reimbursement of amounts waived pursuant to this separate fee waiver agreement.
In addition to the foregoing, until at least February 28, 2021, NFA has agreed contractually to waive an additional amount of its advisory fee with respect to the Nationwide Mid Cap Market Index Fund equal to 0.01% annually, and with respect to each of the Nationwide Bond Index Fund and Nationwide Small Cap Index Fund equal to 0.02% annually. NFA shall not be entitled to reimbursements of amounts waived pursuant to this separate fee waiver agreement.
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Investment Advisory Fees Paid
During the fiscal years ended October 31, 2019, 2018, and 2017, the Funds listed below paid NFA fees for investment advisory services, after waivers and reimbursements, as follows:
	Years Ended October 31,
	2019		2018		2017
Fund	Gross Fees	Net Fees	Gross Fees	Net Fees	Gross Fees	Net Fees
Nationwide Amundi Global High Yield Fund	$790,444	$607,834	$875,030	$689,618	$961,349	$806,541
Nationwide Amundi Strategic Income Fund	748,492	626,773	518,543	368808	160,756	0
Nationwide Bailard Cognitive Value Fund	482,080	453,437	705,343	705,343	721,550	721,550
Nationwide Bailard International Equities Fund	1,753,890	1,753,890	3,651,656	3,651,656	3,148,020	3,148,020
Nationwide Bailard Technology & Science Fund	947,046	947,046	1,098,269	1,098,269	918,563	918,563
Nationwide Bond Fund	1,491,841	1,223,160	1,581,042	1,310,247	2,291,161	1,957,323
Nationwide Bond Index Fund	1,531,052	1,416,604	1,690,257	1,690,257	1,826,771	1,826,771
Nationwide Core Plus Bond Fund	5,057,700	4,930,110	5,240,647	5,196,266	4,912,040	4,912,040
Nationwide Diamond Hill Large Cap Concentrated Fund	149,396	0	344,245	226,571	445,554	387,570
Nationwide Emerging Markets Debt Fund	536,917	440,318	599,922	515,213	679,067	605,348
Nationwide Fund	5,317,300	4,867,986	5,682,255	5,202,860	5,770,081	5,323,373
Nationwide Geneva Mid Cap Growth Fund	4,490,620	4,490,620	6,811,799	6,811,799	6,703,003	6,703,003
Nationwide Geneva Small Cap Growth Fund	7,955,071	7,955,071	6,849,033	6,849,033	4,691,399	4,691,399
Nationwide Global Sustainable Equity Fund	395,863	245,220	429,833	278,678	409,668	281,047
Nationwide Government Money Market Fund	1,652,560	1,652,210	1,688,786	1,688,243	2,369,717	2,265,126
Nationwide Inflation-Protected Securities Fund	584,430	397,668	614,706	402,639	472,350	303,256
Nationwide International Index Fund	3,312,220	3,312,220	3,815,722	3,815,722	3,776,150	3,776,150
Nationwide International Small Cap Fund[1]	4,264,094	4,071,059	4,731,143	4,543,395	3,884,406	3,723,926
Nationwide Loomis All Cap Growth Fund[2]	2,286,206	2,157,193	1,611,449	1,243,542	413,389	343,972
Nationwide Loomis Core Bond Fund	1,580,892	1,580,892	2,008,942	2,008,942	2,035,494	2,035,494
Nationwide Loomis Short Term Bond Fund	863,417	787,531	1,041,789	986,838	1,278,031	1,268,235
Nationwide Mellon Dynamic U.S. Core Fund	1,288,902	816,786	1,324,432	874,775	1,227,065	821,311
Nationwide Mid Cap Market Index Fund	1,743,442	1,654,026	2,657,739	2,524,726	2,603,591	2,476,577
Nationwide S&P 500 Index Fund	1,722,690	1,722,690	3,478,243	3,478,243	3,022,951	3,022,951
Nationwide Small Cap Index Fund	589,006	440,519	945,581	821,499	1,150,360	963,661
Nationwide Small Company Growth Fund	2,599,185	2,588,208	2,423,276	2,422,619	1,731,938	1,708,440
Nationwide U.S. Small Cap Value Fund	1,300,434	1,300,434	1,560,417	1,560,417	1,585,169	1,585,169
Nationwide WCM Focused Small Cap Fund	474,701	441,285	1,152,691	1,120,083	1,518,955	1,518,955
Nationwide Ziegler Equity Income Fund	654,708	566,815	1,973,748	1,973,748	3,260,327	3,260,327
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	1,745,791	1,745,791	1,532,345	1,532,345	1,185,381	1,185,381
[1]	Fund commenced operations on December 30, 2016.
[2]	Fund commenced operations on June 1, 2017.
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During the fiscal year ended October 31, 2019, the following Fund paid NFA fees for investment advisory services, after waivers and reimbursements, as follows:
	For the fiscal year ended October 31, 2019
Fund	Gross Fees	Net Fees
Nationwide Long/Short Equity Fund	$305,752	$178,807
During the period May 1, 2018 through October 31, 20181, the following Fund paid NFA fees for investment advisory services, after waivers and reimbursements, as follows:
	For the period May 1, 2018 through October 31, 2018
Fund	Gross Fees	Net Fees
Nationwide Long/Short Equity Fund	$166,760	$111,528
[1]	The Fund’s fiscal year changed from April 30 to October 31.
During the fiscal years ended April 30, 2018 and 2017, the following Fund or its respective Predecessor Fund paid NFA (or Logan Capital Management, Inc., the Predecessor Fund’s investment adviser) fees for investment advisory services, after waivers and reimbursements, as follows:
	Fiscal Year Ended April 30,
	2018		2017
Fund	Gross Fees	Net Fees	Gross Fees	Net Fees
Nationwide Long/Short Equity Fund	$228,681	$81,718	$155,142	$0
During the period from October 1, 2019 through October 31, 20191, the following Fund paid NFA fees for investment advisory services, after waivers and reimbursements, as follows:
	For the period October 1, 2019 through October 31, 2019
Fund	Gross Fees	Net Fees
Nationwide AllianzGI International Growth Fund	$61,609	$53,328
1The Fund’s fiscal year end changed from September 30 to October 31.
During the fiscal years ended September 30, 2019, 2018 and 2017, the following Fund or its respective Predecessor Fund paid NFA (or Allianz Global Investors U.S. LLC, the Predecessor Fund’s investment adviser) fees for investment advisory services, after waivers and reimbursements, as follows:
	Fiscal Year Ended September 30,
	2019		2018		2017
Fund	Gross Fees	Net Fees	Gross Fees	Net Fees	Gross Fees	Net Fees
Nationwide AllianzGI International Growth Fund	$133,021	$0	$142,214	$0	$207,634	$35,541
During the fiscal years ended October 31, 2019, 2018 and 2017, the Nationwide Mellon Disciplined Value Fund’s respective Predecessor Fund paid BNYM Investment Adviser, Inc., the Predecessor’s Fund’s investment adviser, investment advisory and fund administration fees as follows:
	Fiscal Year Ended October 31,
	2019	2018	2017
Fee payable	$5,199,010	$5,577,303	$5,282,819
Reduction in fee[1]	53,500	50,132	42,458
Net fee paid	5,145,510	5,527,171	5,240,361
[1]	Represents the Predecessor Fund’s allocable share of the fees and expenses of its independent board members (including fees of their counsel).
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Subadvisers
The subadvisers for the Funds are as follows:
Fund	Subadviser
Nationwide AllianzGI International Growth Fund	Allianz Global Investors U.S. LLC
Nationwide Amundi Global High Yield Fund	Amundi Pioneer Institutional Asset Management, Inc.
Nationwide Amundi Strategic Income Fund	Amundi Pioneer Institutional Asset Management, Inc.
Nationwide Bailard Cognitive Value Fund	Bailard, Inc.
Nationwide Bailard International Equities Fund	Bailard, Inc.
Nationwide Bailard Technology & Science Fund	Bailard, Inc.
Nationwide Bond Fund	Nationwide Asset Management, LLC
Nationwide Bond Index Fund	BlackRock Investment Management, LLC
Nationwide Core Plus Bond Fund	Thompson, Siegel & Walmsley LLC
Nationwide Diamond Hill Large Cap Concentrated Fund	Diamond Hill Capital Management, Inc.
Nationwide Emerging Markets Debt Fund	Standard Life Investments (Corporate Funds) Limited
Nationwide Fund	Wellington Management Company LLP
Nationwide Geneva Mid Cap Growth Fund	Geneva Capital Management LLC
Nationwide Geneva Small Cap Growth Fund	Geneva Capital Management LLC
Nationwide Global Sustainable Equity Fund	UBS Asset Management (Americas) Inc.
Nationwide Government Money Market Fund	Federated Investment Management Company
Nationwide Inflation-Protected Securities Fund	Nationwide Asset Management, LLC
Nationwide International Index Fund	BlackRock Investment Management, LLC
Nationwide International Small Cap Fund	Wellington Management Company LLP
Nationwide Long/Short Equity Fund	Logan Capital Management, Inc.
Nationwide Loomis All Cap Growth Fund	Loomis, Sayles & Company, L.P.
Nationwide Loomis Core Bond Fund	Loomis, Sayles & Company, L.P.
Nationwide Loomis Short Term Bond Fund	Loomis, Sayles & Company, L.P.
Nationwide Mellon Disciplined Value Fund	Mellon Investments Corporation
Nationwide Mellon Dynamic U.S. Core Fund	Mellon Investments Corporation
Nationwide Mid Cap Market Index Fund	BlackRock Investment Management, LLC
Nationwide S&P 500 Index Fund	BlackRock Investment Management, LLC
Nationwide Small Cap Index Fund	BlackRock Investment Management, LLC
Nationwide Small Company Growth Fund	Brown Capital Management, LLC
Nationwide U.S. Small Cap Value Fund	Dimensional Fund Advisors LP
Nationwide WCM Focused Small Cap Fund	WCM Investment Management, LLC
Nationwide Ziegler Equity Income Fund	Ziegler Capital Management, LLC
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	Ziegler Capital Management, LLC
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), located at 1633 Broadway, 43rd Floor, New York, NY 10019, is a wholly-owned indirect subsidiary of Allianz SE, a publicly-traded European insurance and financial services company.
As of January 1, 2018, Amundi Smith Breeden LLC merged with and into Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”), with the latter entity surviving the merger. APIAM is located at 60 State Street, Boston, Massachusetts, 02109. Amundi Pioneer Institutional Asset Management, Inc. is a wholly owned subsidiary of Amundi Pioneer (“Amundi Pioneer”). APIAM is a Delaware registered corporation and has been registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) since 2006.
Bailard, Inc. (“Bailard”), located at 950 Tower Lane, Suite 1900, Foster City, CA 94404, is organized as a California corporation. As of December 31, 2019, Bailard had approximately $3.9 billion in assets under management. Bailard has been providing investment management services since 1972.
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BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Drive, Princeton, New Jersey 08540-6455, is a wholly owned indirect subsidiary of BlackRock, Inc., a Delaware corporation. BlackRock was organized in 1999 and is a registered investment adviser and a registered commodity pool operator.
Brown Capital Management, LLC (“Brown Capital”), located at 1201 North Calvert Street, Baltimore, Maryland 21202, has been an investment adviser since 1983.
Diamond Hill Capital Management, Inc. (“DHCM”) is located at 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215. DHCM is an Ohio corporation that is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly owned Ohio corporation.
Dimensional Fund Advisors LP (“Dimensional”), located at 6300 Bee Cave Road, Building One, Austin, Texas 78746, has been engaged in the business of providing investment management services since May 1981. Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2019, assets under management for all Dimensional affiliated advisors was approximately $609 billion.
Federated Investment Management Company (“Federated”) is located at 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222. Federated is a subsidiary of Federated Hermes, Inc. Federated and other subsidiaries of Federated Hermes, Inc. serve as investment advisers to a number of investment companies as well as a variety of other customized separately managed accounts, private funds and pooled investment vehicles. Federated Advisory Services Company, an affiliate of the sub-adviser, provides certain support services to Federated. The fee for these services is paid by Federated and not by the Fund.
Geneva Capital Management LLC (“Geneva”), located at 100 E. Wisconsin Ave., Suite 2550, Milwaukee, WI 53202, is organized as a Delaware limited liability company. As of December 31, 2019, Geneva had approximately $5.27 billion in assets under management. Geneva has been providing investment management services since 1987. Geneva is an indirect wholly-owned subsidiary of Janus Henderson Group plc doing business as “Janus Henderson Investors,” a London based public company registered on the New York Stock Exchange and the Australian Securities Exchange. Janus Henderson Investors is an independent global asset management firm that conducts its U.S. investment management business through a variety of other investment advisor entities.
Logan Capital Management, Inc. (“Logan Capital”), located at Six Coulter Avenue, Suite 2000, Ardmore, Pennsylvania 19003, was formed in 1993, and is a privately owned Pennsylvania corporation that became an SEC registered investment adviser in January 1994.
Loomis, Sayles & Company, L.P., located at One Financial Center, Boston, Massachusetts 02111, was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $297.2 billion in assets under management as of December 31, 2019.
Mellon Investments Corporation (“Mellon”), is located at One Boston Place, 14th Floor, Boston, MA 02108. Mellon was founded in 1933 and is an indirect subsidiary of BNY Mellon Corporation.
Nationwide Asset Management, LLC (“NWAM”), located at One Nationwide Plaza, Mail Code 1-20-19, Columbus, OH 43215, provides investment advisory services to registered investment companies and other types of accounts, such as institutional separate accounts. NWAM was organized in 2007, in part, to serve as investment subadviser for fixed-income funds. NWAM is a wholly owned subsidiary of Nationwide Mutual Insurance Company, and thus an affiliate of NFA.
Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”), located at 1 George Street, Edinburgh EH2 2LL, UK, is a wholly owned subsidiary of Standard Life Investments (Holdings) Limited, which in turn, is a wholly owned subsidiary of Standard Life Aberdeen PLC. Standard Life Aberdeen PLC is an investment company based in Edinburgh, Scotland, with shares publicly traded on the London Stock Exchange (LSE) under ticker: SLA.
Thompson, Siegel & Walmsley LLC (“TSW”), a Delaware limited liability company, is located at 6641 West Broad Street, Suite 600, Richmond, Virginia 23230. TSW is an indirect subsidiary of BrightSphere Investment Group Inc., a NYSE listed company. Since 1970, TSW has provided investment management services to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.
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UBS Asset Management (Americas) Inc. (“UBS AM”) is located at 1285 Avenue of the Americas, New York, NY 10019. UBS AM is an indirect asset management subsidiary of UBS Group AG (“UBS”) and a member of the UBS Asset Management Division. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization, with operations in many areas of the financial services industry.
WCM Investment Management, LLC (“WCM”) is a Delaware limited liability company located at 281 Brooks Street, Laguna Beach, California 92651. WCM is independently managed by active employees.
Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2019, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1 trillion in assets.
Ziegler Capital Management, LLC (“ZCM”), located at 70 West Madison Street, Suite 2400, Chicago, IL 60602, is organized as a Wisconsin limited liability company. ZCM is an investment management firm that serves a wide range of clients including institutions, municipalities, pension plans, foundations, endowments, senior living organization, hospitals, and high net worth individuals. As of December 31, 2019, ZCM had approximately $12.4 billion in assets under management. ZCM (and its predecessors) has been providing investment management services since 1991.
Subject to oversight by NFA and the Board of Trustees, each of the subadvisers will manage all or a portion of the assets of the Funds listed above in accordance with each Fund’s investment objectives and policies. Each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the subadvisers receive annual fees from NFA, calculated at an annual rate based on the average daily net assets of the Funds.
Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such agreement.
After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s Board of Trustees or by shareholders in order to continue. Subadvisory Agreements entered into with the Adviser prior to November 13, 2017, may be terminated, at any time, without penalty, by vote of a majority of the Trust’s Board of Trustees, by “vote of a majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act), by the Adviser or by the applicable subadviser upon not more than 60 days’ written notice. Except as previously noted, Subadvisory Agreements entered into on or after November 13, 2017, may be terminated, at any time, without penalty, by vote of a majority of the Trust’s Board of Trustees, by “vote of a majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act), or by the Adviser, in each case, upon not more than 60 days’ written notice to the subadviser, or by the subadviser upon not less than 120 days’ written notice to the Adviser and the Trust. Each Subadvisory Agreement terminates automatically if it is assigned.
Subadvisory Fees Paid
During the fiscal years ended October 31, 2019, 2018, and 2017, NFA paid to the subadvisers of the Funds listed below, the following amounts:
	Fiscal Year Ended October 31,
Fund	2019	2018	2017
Nationwide Amundi Global High Yield Fund	$419,922	$464,859	$510,716
Nationwide Amundi Strategic Income Fund	339,224	277,790	86,119
Nationwide Bailard Cognitive Value Fund	241,038	352,670	360,774
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	Fiscal Year Ended October 31,
Fund	2019	2018	2017
Nationwide Bailard International Equities Fund	876,943	1,825,823	1,574,006
Nationwide Bailard Technology & Science Fund	473,522	549,133	459,280
Nationwide Bond Fund	526,570	555,531	759,227
Nationwide Bond Index Fund	133,972	140,209	148,371
Nationwide Core Plus Bond Fund	2,005,405	2,155,388	2,076,283
Nationwide Diamond Hill Large Cap Concentrated Fund	105,822	237,842	200,499
Nationwide Emerging Markets Debt Fund	268,460	299,962	339,535
Nationwide Fund	1,646,507	1,763,955	1,973,596
Nationwide Geneva Mid Cap Growth Fund	2,403,622	3,653,470	3,594,895
Nationwide Geneva Small Cap Growth Fund	4,796,999	4,124,408	2,812,508
Nationwide Global Sustainable Equity Fund	211,127	229,245	218,490
Nationwide Government Money Market Fund	360,523	369,887	480,190
Nationwide Inflation-Protected Securities Fund	175,329	184,412	141,705
Nationwide International Index Fund	388,086	445,934	442,660
Nationwide International Small Cap Fund[1]	2,468,528	2,736,562	2,245,086
Nationwide Loomis All Cap Growth Fund[2]	1,284,241	906,440	232,532
Nationwide Loomis Core Bond Fund	555,483	694,459	677,891
Nationwide Loomis Short Term Bond Fund	246,692	297,655	365,153
Nationwide Mellon Dynamic U.S. Core Fund	438,384	510,728	511,276
Nationwide Mid Cap Market Index Fund	149,334	216,904	207,341
Nationwide S&P 500 Index Fund	112,393	235,588	203,564
Nationwide Small Cap Index Fund	89,707	135,746	160,683
Nationwide Small Company Growth Fund	1,701,847	1,586,669	1,134,007
Nationwide U.S. Small Cap Value Fund	696,661	835,938	824,813
Nationwide WCM Focused Small Cap Fund	254,305	619,209	835,726
Nationwide Ziegler Equity Income	327,485	986,961	1,630,164
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	872,891	766,361	592,686
[1]	Fund commenced operations on December 30, 2016.
[2]	Fund commenced operations on June 1, 2017.
During the fiscal year ended October 31, 2019, NFA paid to the subadviser of the Fund listed below the following amount:
Fund	Subadvisory Fees for the fiscal year ended October 31, 2019
Nationwide Long/Short Equity Fund	$152,876
During the period May 1, 2018 through October 31, 20181, NFA paid to the subadviser of the Fund listed below the following amount:
Fund	Subadvisory Fees for the period May 1, 2018 through October 31, 2018
Nationwide Long/Short Equity Fund	$83,380
1The Fund’s fiscal year changed from April 30 to October 31.
The following table sets forth the amounts NFA (or Logan Capital Management, Inc. with respect to the Predecessor Fund prior to December 11, 2017) paid to subadvisers for the following Fund or the respective Predecessor Fund for the fiscal years ended April 30, 2018 and 2017:
	Fiscal Year Ended April 30,
Fund	2018	2017
Nationwide Long/Short Equity Fund	$114,340	$77,571
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During the period October 1, 2019 through October 31, 20191, NFA paid to the subadviser of the Fund listed below the following amount:
Fund	Subadvisory Fees for the period October 1, 2019 through October 31, 2019
Nationwide AllianzGI International Growth Fund	$30,805
1The Fund’s fiscal year changed from September 30 to October 31.
During the period June 3, 2019 to September 30, 2019, NFA paid the subadviser of the Fund listed below the following amount:
Fund	Subadvisory Fees for the period June 3, 2019 through September 30, 2019
Nationwide AllianzGI International Growth Fund	$7,400
During the period October 1, 2018 to May 31, 2019, and in the fiscal years ended September 30, 2018 and 2017 the Predecessor Fund to the Nationwide AllianzGI International Growth Fund was not subadvised.
During the fiscal years ended October 31, 2019, 2018 and 2017, the Predecessor Fund to the Nationwide Mellon Disciplined Value Fund was not subadvised.
Manager-of-Managers Structure
NFA and the Trust have received from the SEC an exemptive order for a manager-of-managers structure which allows NFA, subject to the approval of the Board of Trustees, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all changes are subject to approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
Pursuant to the exemptive order, NFA monitors and evaluates any subadvisers, which includes performing initial due diligence on prospective subadvisers for the Funds and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend changes of subadvisers frequently. NFA will regularly provide written reports to the Board of Trustees regarding the results of their evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
Portfolio Managers
Appendix C contains the following information regarding the portfolio managers identified in the Funds’ Prospectuses: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
Distributor
Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not
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parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly owned subsidiary of NFS Distributors, Inc., which in turn is a wholly owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Joseph Finelli
Christopher Graham
Brian Hirsch
Michael S. Spangler
M. Diane Koken
Lee T. Cummings
Timothy M. Rooney
Stephen R. Rimes
In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee, if any, imposed on sales of shares of each Fund.
The table below sets forth the aggregate amount of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by the Funds’ Distributor from the sale of fund shares and the amounts retained by the Fund’s Distributor after reallowances to dealers for the Funds listed below for the fiscal years ended October 31, 2019, 2018 and 2017:
	Fiscal Year Ended October 31,
	2019		2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide Amundi Global High Yield Fund	$5,955	$895	$4,185	$585	$15,156	$1,737
Nationwide Amundi Strategic Income Fund	7,694	1,024	1,868	258	3,639	318
Nationwide Bailard Cognitive Value Fund	164	21	71	10	80	11
Nationwide Bailard International Equities Fund	9,151	1,338	164,532	24,730	123,684	17,582
Nationwide Bailard Technology & Science Fund	12,962	1,219	17,228	2,563	17,327	2,387
Nationwide Bond Fund	20,185	1,116	10,039	1,470	22,888	2,074
Nationwide Bond Index Fund	2,042	180	864	144	3,682	249
Nationwide Core Plus Bond Fund	38,120	5,125	22,492	3,567	21,213	2,915
Nationwide Diamond Hill Large Cap Concentrated Fund	11,462	1,663	7,465	1,021	13,152	1,319
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	Fiscal Year Ended October 31,
	2019		2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide Emerging Markets Debt Fund	22	2	57	7	23	3
Nationwide Fund	60,237	8,771	58,003	8,293	66,653	9,210
Nationwide Geneva Mid Cap Growth Fund	50,062	7,415	72,341	12,123	100,043	14,167
Nationwide Geneva Small Cap Growth Fund	65,455	9,224	120,637	17,035	374,565	47,980
Nationwide Global Sustainable Equity Fund	9,146	1,320	18,293	2,742	6,712	868
Nationwide Government Money Market Fund	0	0	796	796	0	0
Nationwide Inflation-Protected Securities Fund	3,163	228	1,395	78	1,402	137
Nationwide International Index Fund	5,945	924	7,316	1,332	7,022	1,108
Nationwide International Small Cap Fund[1]	60	8	161	21	642	94
Nationwide Loomis All Cap Growth Fund[2]	5,816	806	7,929	1,018	5425	725
Nationwide Loomis Core Bond Fund	1,351	108	1,834	225	1,907	212
Nationwide Loomis Short Term Bond Fund	3,691	428	4,521	389	36,372	2,828
Nationwide Mellon Dynamic U.S. Core Fund	210,537	17,933	39,546	6,073	40,358	5,641
Nationwide Mid Cap Market Index Fund	13,609	1,998	30,535	4,721	59,422	8,624
Nationwide S&P 500 Index Fund	94,217	14,697	78,626	12,725	121,634	18,214
Nationwide Small Cap Index Fund	12,588	1,897	17,522	2,751	15,925	2,334
Nationwide Small Company Growth Fund	16,536	2,358	6,542	939	61,944	8,578
Nationwide U.S. Small Cap Value Fund	1,489	210	13,063	1,840	17,534	2,402
Nationwide WCM Focused Small Cap Fund	34,459	4,872	23,634	3,325	86,222	11,883
Nationwide Ziegler Equity Income Fund	29,436	3,927	16,641	2,347	52,108	7,661
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	588,107	81,741	666,109	92,451	370,770	52,167
[1]	Fund commenced operations on December 30, 2016.
[2]	Fund commenced operations on June 1, 2017.
The amount of front-end sales load that NFD reallows to dealers with respect to Class A shares of each Fund, as a percentage of the offering price of such Class A shares, appears under “Additional Information on Purchases and Sales – Class A Sales Charges.”
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The table below sets forth the aggregate amounts of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by NFD from the sale of fund shares and the amounts retained by NFD after reallowances to dealers from the following Fund for the fiscal year ended October 31, 2019:
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter
Nationwide Long/Short Equity Fund	$118	$18
The table below sets forth the aggregate amounts of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by NFD from the sale of fund shares and the amounts retained by NFD after reallowances to dealers from the following Fund for the period May 1, 2018 through October 31, 20181:
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter
Nationwide Long/Short Equity Fund	$699	$90
1The Fund’s fiscal year changed from April 30 to October 31.
The table below sets forth the aggregate amount of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by the Fund’s Distributor from the sale of fund shares and the amounts retained by the Fund’s Distributor after reallowances to dealers for the Fund for the fiscal years ended April 30, 2018 and 2017 (or, for the period prior to December 11, 2017, the principal underwriter to the respective Predecessor Fund):
	Fiscal Year Ended April 30,
	2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide Long/Short Equity Fund	$851	$114	N/A	N/A
The table below sets forth the aggregate amounts of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by NFD from the sale of fund shares and the amounts retained by NFD after reallowances to dealers from the following Fund for the period October 1, 2019 through October 31, 20191:
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter
Nationwide AllianzGI International Growth Fund	$292	$37
1The Fund’s fiscal year changed from September 30 to October 31.
The table below sets forth the aggregate amount of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by the Fund’s Distributor from the sale of fund shares and the amounts retained by the Fund’s Distributor after reallowances to dealers for the Fund for the fiscal years ended September 30, 2019, 2018 and 2017 (or, for the period prior to June 3, 2019, the principal underwriter to the Predecessor Fund):
	Fiscal Year Ended September 30,
	2019		2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide AllianzGI International Growth Fund	$0	$0	$0	$0	$0	$0
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The table below sets forth the aggregate amount of underwriting commissions received (which includes front-end sales charges and contingent deferred sales charges) by the Predecessor Fund’s Distributor from the sale of fund shares and the amounts retained by the Predecessor Fund’s Distributor after reallowances to dealers for the Fund for the fiscal years ended October 31, 2019, 2018 and 2017:
	Fiscal Year Ended October 31,
	2019		2018		2017
Fund	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor	Aggregate Amount of Underwriting Commissions	Amount Retained by Distributor
Nationwide Mellon Disciplined Value Fund	N/A	N/A	N/A	N/A	N/A	N/A
Distribution Plan
The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to certain classes of shares. The Rule 12b-1 Plan permits the Funds to compensate NFD, as the Funds' principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Under the Rule 12b-1 Plan, NFD is paid an annual fee in the following amounts:
•0.25% of the average daily net assets of Class A shares of each applicable Fund (distribution or service fee);
•0.50% of the average daily net assets of the Class R shares of each applicable Fund (0.25% of which may be either a distribution or service fee);
•1.00% of the average daily net assets of Class C shares for each Fund (except the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund) (0.75% of which may be a distribution fee and 0.25% a service fee);
•0.75% of the average daily net assets of Class C shares for each of the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (0.50% of which may be a distribution fee and 0.25% a service fee);
• 0.15% of the average daily net assets of Service Class shares of the Nationwide Government Money Market Fund and Nationwide S&P 500 Index Fund (distribution or service fee);
•0.10% of the average daily net assets of Class K shares of the Nationwide Mellon Disciplined Value Fund (distribution or service fee).
The table below sets forth the distribution fees paid to the Fund’s Distributor under the Rule 12b-1 Plan from the following Funds for the fiscal year ended October 31, 2019:
Fund	Class A	Class C	Class R	Service Class
Nationwide Amundi Global High Yield Fund	$3,513	$1,665	N/A	N/A
Nationwide Amundi Strategic Income Fund	8,272	4,173	N/A	N/A
Nationwide Bailard Cognitive Value Fund	1,070	1,855	N/A	N/A
Nationwide Bailard International Equities Fund	17,734	43,880	N/A	N/A
Nationwide Bailard Technology & Science Fund	11,510	11,713	N/A	N/A
Nationwide Bond Fund	28,889	23,374	$1,285	N/A
Nationwide Bond Index Fund	539,678	12,343	N/A	N/A
Nationwide Core Plus Bond Fund	54,299	N/A	N/A	N/A
Nationwide Diamond Hill Large Cap Concentrated Fund	45,717	20,059	N/A	N/A
Nationwide Emerging Markets Debt Fund	302	531	N/A	N/A
Nationwide Fund	370,171	28,609	195	N/A
Nationwide Geneva Mid Cap Growth Fund	260,942	372,371	N/A	N/A
Nationwide Geneva Small Cap Growth Fund	198,947	423,001	N/A	N/A
Nationwide Global Sustainable Equity Fund	79,824	91,808	N/A	N/A
Nationwide Government Money Market Fund	N/A	N/A	N/A	$2,857
Nationwide Inflation-Protected Securities Fund	26,703	N/A	N/A	N/A
Nationwide International Index Fund	473,317	32,353	44,031	N/A
Nationwide International Small Cap Fund	258	N/A	N/A	N/A
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Fund	Class A	Class C	Class R	Service Class
Nationwide Long/Short Equity Fund	128	N/A	N/A	N/A
Nationwide Loomis All Cap Growth Fund	9,287	N/A	N/A	N/A
Nationwide Loomis Core Bond Fund	29,828	25,900	N/A	N/A
Nationwide Loomis Short Term Bond Fund	56,352	69,209	N/A	N/A
Nationwide Mellon Dynamic U.S. Core Fund	89,769	45,220	384	N/A
Nationwide Mid Cap Market Index Fund	703,257	169,798	114,137	N/A
Nationwide S&P 500 Index Fund	332,025	491,761	401,023	389,240
Nationwide Small Cap Index Fund	476,941	63,000	67,693	N/A
Nationwide Small Company Growth Fund	83,575	N/A	N/A	N/A
Nationwide U.S. Small Cap Value Fund	9,746	18,135	N/A	N/A
Nationwide WCM Focused Small Cap Fund	33,111	67,498	N/A	N/A
Nationwide Ziegler Equity Income Fund	45,604	62,978	N/A	N/A
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	809,612	667,472	N/A	N/A
The table below sets forth the distribution fees paid to the Fund’s Distributor under the Rule 12b-1 Plan from the following Fund for the period October 1, 2019 through October 31, 20191:
Fund	Class A
Nationwide AllianzGI International Growth Fund	$128
1The Fund’s fiscal year changed from September 30 to October 31.
The table below sets forth the distribution fees paid to the Predecessor Fund’s Distributor under the Rule 12b-1 Plan from the following Fund for the fiscal year ended October 31, 2019:
Fund	Class K
Nationwide Mellon Disciplined Value Fund	$577,668
The following expenditures were made during the fiscal year ended October 31, 2019, using the 12b-1 fees received by NFD with respect to the Funds listed below:
Fund	Prospectus Printing & Mailing[1]	Distributor Compensation & Costs[1]	Financing Charges with Respect to Class C Shares	Broker-Dealer Compensation & Costs
Nationwide Amundi Global High Yield Fund	$0	$1,390	$0	$3,788
Nationwide Amundi Strategic Income Fund	0	2,267	0	10,178
Nationwide Bailard Cognitive Value Fund	0	57	15	2,853
Nationwide Bailard International Equities Fund	0	594	123	60,897
Nationwide Bailard Technology & Science Fund	0	598	448	22,177
Nationwide Bond Fund	0	3,273	193	50,082
Nationwide Bond Index Fund	0	620	40	551,361
Nationwide Core Plus Bond Fund	0	2,887	0	51,413
Nationwide Diamond Hill Large Cap Concentrated Fund	0	743	40	64,993
Nationwide Emerging Markets Debt Fund	0	657	0	176
Nationwide Fund	0	21,224	182	377,569
Nationwide Geneva Mid Cap Growth Fund	0	0	1,179	632,134
Nationwide Geneva Small Cap Growth Fund	0	16,619	6,017	599,312
Nationwide Global Sustainable Equity Fund	0	0	10	171,622
Nationwide Government Money Market Fund	0	0	0	2,857
Nationwide Inflation-Protected Securities Fund	0	1,240	0	25,463
Nationwide International Index Fund	0	4,537	346	544,818
Nationwide International Small Cap Fund	0	87	0	171
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Fund	Prospectus Printing & Mailing[1]	Distributor Compensation & Costs[1]	Financing Charges with Respect to Class C Shares	Broker-Dealer Compensation & Costs
Nationwide Long/Short Equity Fund	0	49	0	78
Nationwide Loomis All Cap Growth Fund	0	178	0	9,109
Nationwide Loomis Core Bond Fund	0	5,919	54	49,755
Nationwide Loomis Short Term Bond Fund	0	0	92	125,469
Nationwide Mellon Dynamic U.S. Core Fund	0	9,658	212	125,504
Nationwide Mid Cap Market Index Fund	0	6,870	605	979,717
Nationwide S&P 500 Index Fund	0	44,152	4,065	1,565,831
Nationwide Small Cap Index Fund	0	4,763	604	602,267
Nationwide Small Company Growth Fund	0	2,008	0	81,567
Nationwide U.S. Small Cap Value Fund	0	161	53	27,667
Nationwide WCM Focused Small Cap Fund	0	1,459	78	99,073
Nationwide Ziegler Equity Income Fund	0	1,844	138	106,601
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	0	115,345	9,321	1,352,418
[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
The following expenditures were made during the period October 1, 2019 through October 31, 20192, using the 12b-1 fees received by NFD with respect to the following Fund:
Fund	Prospectus Printing & Mailing[1]	Distributor Compensation & Costs[1]	Financing Charges with Respect to C Shares	Broker-Dealer Compensation & Costs
Nationwide AllianzGI International Growth Fund	$0	$3	N/A	$125
[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
[2]	The Fund’s fiscal year changed from September 30 to October 31.
The following expenditures were made during the fiscal year ended October 31, 2019, using the 12b-1 fees received by the Predecessor Fund’s Distributor with respect to the following Fund:
Fund	Prospectus Printing & Mailing[1]	Distributor Compensation & Costs[1]	Financing Charges with Respect to C Shares	Broker-Dealer Compensation & Costs
Nationwide Mellon Disciplined Value Fund	$0	$0	N/A	$577,668
[1]	Printing and mailing of prospectuses to other than current Fund shareholders.
As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Independent Trustees”). The Trust’s current Rule 12b-1 Plan was initially approved by the Board of Trustees on May 1, 2007, and is amended from time to time upon approval by the Board of Trustees. The Rule 12b-1 Plan may be terminated as to a class of a Fund by vote of a majority of the 12b-1 Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the distribution cost to a class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Rule 12b-1 Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the 12b-1 Independent Trustees or by a vote of the majority of the outstanding shares of the applicable class. The Rule 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the 12b-1 Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may
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be reasonably necessary for it to make an informed determination of whether the Rule 12b-1 Plan should be implemented or continued. In addition, the Trustees in approving the Rule 12b-1 Plan as to a Fund must determine that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit such Fund and its shareholders.
NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” (as shown in the table above) of a prospectus which covers multiple Funds, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
Administrative Services Plan
Under the terms of an Administrative Services Plan, Nationwide Fund Management LLC is permitted to enter into, on behalf of the Trust, Servicing Agreements with servicing organizations, such as broker-dealers, insurance companies and other financial institutions, who agree to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements, showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.
As authorized by the particular Administrative Services Plan, the Trust has entered into Servicing Agreements for the Funds pursuant to which NFS has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a wholly owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of Nationwide Fund Management LLC. In consideration for providing administrative support services, NFS and other entities with which the Trust or its agent may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25%, of the average daily net assets of the Class A, Class C, Class R, Institutional Service Class and Service Class shares of certain Funds, and Investor Shares of the Nationwide Government Money Market Fund, and up to 0.10% of the average daily net assets of the Eagle Class shares of the Nationwide Mellon Dynamic U.S. Core Fund, Nationwide Loomis All Cap Growth Fund, Nationwide AllianzGI International Growth Fund and Nationwide Mellon Disciplined Value Fund. Many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
During the fiscal years ended October 31, 2019, 2018 and 2017, NFS and its affiliates received $5,851,438, $5,834,217 and $4,802,274, respectively, in administrative services fees from the Funds.
With respect to the Nationwide Long/Short Equity Fund, during the period May 1, 2018 through October 31, 2018, NFS and its affiliates, received no administrative services fees. During the fiscal years ended April 30, 2018 and 2017, NFS and its affiliates, or the respective Predecessor Fund’s administrator and its affiliates, received no administrative services fees.
With respect to the Nationwide AllianzGI International Growth Fund, during the period October 1, 2019 through October 31, 20191, NFS and its affiliates received $14,574 in administrative services fees. During the period June 3, 2019 through September 30, 2019, NFS and its affiliates received $0 in administrative services fees. During the period October 1, 2018 to May 31, 2019, and during the fiscal years ended September 30, 2018 and 2017, the Predecessor Fund did not incur any administrative services fees.
1The Fund's fiscal year changed from September 30 to October 31.
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With respect to the Nationwide Mellon Disciplined Value Fund, during the fiscal years ended October 31, 2019, 2018 and 2017, the respective Predecessor Fund did not incur any administrative services fees.
Fund Administration and Transfer Agency Services
Under the terms of the Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Trust and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for the Funds. NFM is located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan (see “Sub-Administration” below); and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp (see “Sub-Transfer Agency” below); and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
During the fiscal years ended October 31, 2019, 2018 and 2017, NFM earned fund administration and transfer agency fees, including reimbursement for payment of networking fees, from the Funds listed below, as follows:
	Fiscal Year Ended October 31,
Fund	2019	2018	2017
Nationwide Amundi Global High Yield Fund	$113,132	$115,526	$115,245
Nationwide Amundi Strategic Income Fund	115,221	104,496	88,968
Nationwide Bailard Cognitive Value Fund	99,161	105,095	105,157
Nationwide Bailard International Equities Fund	136,806	190,094	173,915
Nationwide Bailard Technology & Science Fund	113,250	116,503	110,780
Nationwide Bond Fund	168,786	170,325	205,414
Nationwide Bond Index Fund	283,308	292,985	299,116
Nationwide Core Plus Bond Fund	375,848	377,941	351,921
Nationwide Diamond Hill Large Cap Concentrated Fund	88,195	95,065	98,459
Nationwide Emerging Markets Debt Fund	100,012	111,950	115,652
Nationwide Fund	333,386	340,030	316,468
Nationwide Geneva Mid Cap Growth Fund	230,604	320,198	311,848
Nationwide Geneva Small Cap Growth Fund	340,978	287,840	209,667
Nationwide Global Sustainable Equity Fund	94,587	95,078	94,255
Nationwide Government Money Market Fund	201,934	204,546	239,208
Nationwide Inflation-Protected Securities Fund	133,602	134,057	119,008
Nationwide International Index Fund	429,275	475,527	453,785
Nationwide International Small Cap Fund[1]	182,268	189,569	135,925
Nationwide Loomis All Cap Growth Fund[2]	118,460	141,630	24,166
Nationwide Loomis Core Bond Fund	171,994	193,673	188,516
Nationwide Loomis Short Term Bond Fund	138,515	147,382	160,730
Nationwide Mellon Dynamic U.S. Core Fund	138,960	132,674	128,341
Nationwide Mid Cap Market Index Fund	304,056	411,236	389,616
Nationwide S&P 500 Index Fund	451,891	866,924	736,909
Nationwide Small Cap Index Fund	154,851	193,086	215,572
Nationwide Small Company Growth Fund	148,968	141,526	122,703
Nationwide U.S. Small Cap Value Fund	118,051	123,051	121,800
Nationwide WCM Focused Small Cap Fund	95,237	112,413	120,228
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	Fiscal Year Ended October 31,
Fund	2019	2018	2017
Nationwide Ziegler Equity Income Fund	111,741	165,552	230,336
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	232,469	197,856	164,307
[1]	Fund commenced operations on December 30, 2016.
[2]	Fund commenced operations on June 1, 2017.
The table below sets forth the amounts the following Fund paid to NFM, serving in its capacity as administrator to the Fund, for administration fees and expenses during the fiscal year ended October 31, 2019:
Fund	For the fiscal year ended October 31, 2019
Nationwide Long/Short Equity Fund	$85,289
The table below sets forth the amounts the following Fund paid to NFM, serving in its capacity as administrator to the Fund, for administration fees and expenses for the period May 1, 2018 through October 31, 20181:
Fund	For the period May 1, 2018 through October 31, 2018
Nationwide Long/Short Equity Fund	$43,908
1The Fund’s fiscal year changed from April 30 to October 31.
The table below sets forth the amounts the following Fund (or the Predecessor Fund) paid to NFM (or to U.S. Bancorp Fund Services, LLC, the Predecessor Fund’s administrator) for the administration fees and expenses for fiscal years ended April 30, 2018 and 2017:
	Fiscal Year Ended April 30,
Fund	2018	2017
Nationwide Long/Short Equity Fund	$75,519	$101,714
The table below sets forth the amounts the following Fund paid to NFM, serving in its capacity as administrator to the Fund, for administration fees and expenses for the period October 1, 2019 through October 31, 20191:
Fund	For the period October 1, 2019 through October 31, 2019
Nationwide AllianzGI International Growth Fund	$8,287
1The Fund’s fiscal year changed from September 30 to October 31.
During the period from June 3, 2019 to September 30, 2019, the Fund paid NFM $7,315 for administration fees and expenses. During the period from October 1, 2018 to May 31, 2019 and during the fiscal years ended September 30, 2018 and 2017, the Predecessor Fund did not pay any administration fees and expenses.
For the fiscal years ended October 31, 2019, 2018 and 2017, the fees paid by the Predecessor Fund to the Nationwide Mellon Disciplined Value Fund to its investment adviser included compensation for administration services.
Securities Lending Agent
The Board has approved certain Funds’ participation in a securities lending program. Under the securities lending program, Brown Brothers Harriman & Co. serves as the Funds’ securities lending agent (the “Securities Lending Agent”).
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For the fiscal year ended October 31, 2019, the income earned by those Funds that engaged in securities lending, as well as the fees and/or compensation earned by such Funds (in dollars) pursuant to a securities lending agreement between the Trust with respect to the Funds and the Securities Lending Agent, were as follows:
Fund	Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from Revenue Split	Fees Paid for Cash Collateral Management Services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in Revenue Split	Rebates Paid to Borrowers	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Nationwide AllianzGI International Growth Fund[1]	$5,572	$(1,659)	$(1,093)	$(1,808)	$(2,418)	$4,225
Nationwide Amundi Global High Yield Fund	57,571	(3,807)	(233)	(19,266)	(23,306)	34,265
Nationwide Amundi Strategic Income Fund	8,803	(256)	(48)	(6,198)	(6,502)	2,301
Nationwide Bailard Cognitive Value Fund	13,735	(763)	(57)	(6,050)	(6,870)	6,865
Nationwide Bailard International Equities Fund	168,651	(12,109)	(333)	(47,225)	(59,667)	108,984
Nationwide Bailard Technology & Science Fund	72,391	(6,074)	(122)	(11,528)	(17,724)	54,667
Nationwide Bond Fund	3,313	(212)	(14)	(1,184)	(1,410)	1,903
Nationwide Bond Index Fund	1,896	(70)	(9)	(1,191)	(1,270)	626
Nationwide Core Plus Bond Fund	125,288	(4,765)	(547)	(77,088)	(82,400)	42,888
Nationwide Fund	75,336	(5,000)	(208)	(25,129)	(30,337)	44,999
Nationwide Geneva Mid Cap Growth Fund	109,077	(1,769)	(505)	(90,882)	(93,156)	15,921
Nationwide Geneva Small Cap Growth Fund	458,185	(4,994)	(2,304)	(405,947)	(413,245)	44,940
Nationwide Global Sustainable Equity Fund	24,001	(1,726)	(64)	(6,676)	(8,466)	15,535
Nationwide International Index Fund	788,607	(52,131)	(1,904)	(265,393)	(319,428)	469,179
Nationwide International Small Cap Fund	834,094	(56,665)	(2,354)	(265,094)	(324,113)	509,981
Nationwide Loomis All Cap Growth Fund	38,377	(527)	(189)	(32,914)	(33,630)	4,747
Nationwide Loomis Core Bond Fund	6,883	(137)	(35)	(5,478)	(5,650)	1,233
Nationwide Mellon Dynamic U.S. Core Fund	5,830	(308)	(16)	(2,736)	(3,060)	2,770
Nationwide Mid Cap Market Index Fund	503,769	(13,189)	(2,199)	(369,676)	(385,064)	118,705
Nationwide S&P 500 Index Fund	79,683	(3,373)	(256)	(45,698)	(49,327)	30,356
Nationwide Small Cap Index Fund	587,524	(34,206)	(1,784)	(243,684)	(279,674)	307,850
Nationwide Small Company Growth Fund	49,814	(759)	(253)	(41,969)	(42,981)	6,833
Nationwide U.S. Small Cap Value Fund	95,711	(3,872)	(360)	(56,630)	(60,862)	34,849
Nationwide WCM Focused Small Cap Fund	1,169	(25)	(5)	(911)	(941)	228
Nationwide Ziegler Equity Income Fund	48,171	(721)	(214)	(40,747)	(41,682)	6,489
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	387,657	(10,217)	(1,793)	(283,697)	(295,707)	91,950
1Information is for the period from October 1, 2019 – October 31, 2019, since the Fund’s fiscal year changed from September 30 to October 31.
The Funds paid no administrative, indemnification or other fees not included in the revenue split with the Securities Lending Agent.
For the fiscal year ended October 31, 2019, the Securities Lending Agent performed various services related to securities lending, including the following:
•lending a Fund’s portfolio securities to institutions that are approved borrowers;
•determining whether a loan of a portfolio security shall be made and negotiating and establishing the terms and conditions of the loan with the borrower;
•ensuring that all dividends and other distributions paid with respect to loaned securities are credited to the applicable Fund’s account;
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•receiving and holding, on behalf of a Fund, or transferring to a Fund’s custodial account, collateral from borrowers to secure obligations of borrowers with respect to any loan of available portfolio securities;
•marking-to-market each business day the market value of securities loaned relative to the market value of the collateral posted by the borrowers;
•obtaining additional collateral, to the extent necessary, in order to maintain the value of collateral at the levels required by the Securities Lending Agency Agreement, relative to the market value of securities loaned;
•at the termination of a loan, returning the collateral to the borrower upon the return of the loaned securities;
•investing cash collateral in permitted investments as directed by the Funds; and
•maintaining records relating to the Funds’ securities lending activities and providing the Funds monthly statements describing, among other things, the loans made during the period, the income derived from the loans (or losses incurred) and the amounts of any fees or payments paid with respect to each loan.
Securities Lending Agent – Nationwide Mellon Disciplined Value Fund
The board of the Predecessor Fund to the Nationwide Mellon Disciplined Value Fund approved the Predecessor Fund’s participation in a securities lending program. Under the securities lending program, The Bank of New York Mellon Corporation (“BNY Mellon”) served as the Predecessor Fund’s securities lending agent for the Predecessor Fund’s fiscal year ended October 31, 2019.
For the fiscal year ended October 31, 2019, the income earned by the Predecessor Fund that engaged in securities lending, as well as the fees and/or compensation earned by the Predecessor Fund (in dollars) pursuant to a securities lending agreement between the Predecessor Fund and BNY Mellon, were as follows:
Fund	Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from Revenue Split	Fees Paid for Cash Collateral Management Services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in Revenue Split	Rebates Paid to Borrowers	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Nationwide Mellon Disciplined Value Fund	$19,252	$(2,703)	$(25)	$(2,700)	$(5,428)	$13,824
The Predecessor Fund paid no administrative, indemnification or other fees not included in the revenue split with BNY Mellon.
For the fiscal year ended October 31, 2019, BNY Mellon performed various services related to securities lending, including the following: selection of securities to be loaned; locating borrowers previously approved by the Predecessor Fund’s board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the Predecessor Fund’s instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the Predecessor Fund’s instructions; and arranging for return of loaned securities to the fund at loan termination.
Sub-Administration
NFM has entered into a Sub-Administration Agreement with JPMorgan Chase Bank, N.A., dated May 22, 2009, to provide certain fund sub-administration services for each Fund. NFM pays JPMorgan a fee for these services.
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Sub-Transfer Agency
NFM has entered into a Sub-Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services, dated September 1, 2012, to provide certain sub-transfer agency services for each Fund. NFM pays US Bancorp a fee for these services.
Custodian
JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Global Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006-1871, serves as the Trust’s legal counsel.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP, Two Commerce Square, 2001 Market St., Suite 1800, Philadelphia, PA 19103, serves as the Independent Registered Public Accounting Firm for the Trust.
Brokerage Allocation
NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities or derivatives traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. Bilaterally negotiated derivatives may include a fee payable to a Fund’s counterparty. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.
Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and any subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.
Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser’s normal research activities or expenses.
There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
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In purchasing and selling investments for the Funds, it is the policy of NFA or a subadviser to seek to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
NFA or a subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under the respective advisory or subadvisory agreement. The fees paid to NFA or a subadviser pursuant to the respective advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commissions are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and any subadviser are prohibited from considering a broker-dealer’s sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.
Commission Recapture Program. NFA may instruct subadvisers to direct certain brokerage transactions, using best efforts, and subject always to obtaining best execution, to broker-dealers in connection with a commission recapture program that is used to offset the Funds' operating expenses. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to the Fund. It provides a way to gain control over the commission expenses incurred by a subadviser, which can be significant over time, and thereby reduces expenses. If a subadviser does not believe it can obtain best execution from such broker-dealers, there is no obligation to execute portfolio transactions through such broker-dealers. Commissions recaptured by the Fund will be included in realized gain (loss) on securities in a Funds' appropriate financial statements.
Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Insurance Company or Jefferson National Life Insurance Company of New York. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
Each of the Funds contemplates that, consistent with the policy of seeking to obtain best execution, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of NFA or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. NFA and the subadvisers do not necessarily deem it practicable or in
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the Funds' best interests to solicit competitive bids for commissions on each transaction. However, NFA and the subadvisers regularly give consideration to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
For the period October 1, 2019 through October 31, 20191, the following Fund, through its subadviser, directed the dollar amount of transactions and related commissions for transactions to a broker because of research services provided, as summarized in the table below2:
Fund Name	Total Dollar Amount of Transactions	Total Commissions Paid on Such Transactions
Nationwide AllianzGI International Growth Fund	$226,893,486	$22,641
[1]	The Fund’s fiscal year changed from September 30 to October 31.
[2]	This information has been provided by the Fund’s subadviser and the information is believed to be reliable; however, the Fund has not independently verified it.
For the fiscal year ended October 31, 2019, the following Fund (or the Predecessor Fund), through the Predecessor Fund’s investment adviser, directed the dollar amount of transactions and related commissions for transactions to a broker because of research services provided, as summarized in the table below1:
Fund Name	Total Dollar Amount of Transactions	Total Commissions Paid on Such Transactions
Nationwide Mellon Disciplined Value Fund	$258,816,349	$83,075
[1]	This information has been provided by the Predecessor Fund’s investment adviser and the information is believed to be reliable; however, the Fund has not independently verified it.
For the fiscal year ended October 31, 2019, the following Funds, through their respective subadvisers, directed the dollar amount of transactions and related commissions for transactions to a broker because of research services provided, as summarized in the table below1:
Fund Name	Total Dollar Amount of Transactions	Total Commissions Paid on Such Transactions
Nationwide Bailard Cognitive Value Fund	$288,539,528	$240,011
Nationwide Bailard International Equities Fund	329,242,461	434,092
Nationwide Bailard Technology & Science Fund	57,491,403	23,543
Nationwide Diamond Hill Large Cap Concentrated Fund	23,659,417	5,172
Nationwide Fund	1,019,530,011	44,946
Nationwide Geneva Mid Cap Growth Fund	197,172,302	44,778
Nationwide Geneva Small Cap Growth Fund	213,707,983	90,583
Nationwide International Small Cap Fund	588,114,729	41,017
Nationwide Loomis All Cap Growth Fund	172,815,346	38,128
Nationwide Small Company Growth Fund	35,071,003	29,999
Nationwide WCM Focused Small Cap Fund	67,552,043	26,393
Nationwide Ziegler Equity Income Fund	74,710,525	29,379
[1]	This information has been provided by the respective Fund’s subadviser(s) and the information is believed to be reliable; however, the Funds have not independently verified it.
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During the fiscal years ended October 31, 2019, 2018 and 2017, the following brokerage commissions were paid by the Funds listed below:
	Fiscal Year Ended October 31,
Fund Name	2019	2018	2017
Nationwide Amundi Global High Yield Fund	$0	$0	$0
Nationwide Amundi Strategic Income Fund	19,175	13,229	3,165
Nationwide Bailard Cognitive Value Fund	311,771	213,281	170,796
Nationwide Bailard International Equities Fund	524,485	739,622	1,084,109
Nationwide Bailard Technology & Science Fund	34,587	35,935	45,895
Nationwide Bond Fund	44,685	30,641	43,945
Nationwide Bond Index Fund	0	0	0
Nationwide Core Plus Bond Fund	1,020	0	479
Nationwide Diamond Hill Large Cap Concentrated Fund	5,663	42,029	104,548
Nationwide Emerging Markets Debt Fund	0	0	122
Nationwide Fund	355,258	982,974	1,202,889
Nationwide Geneva Mid Cap Growth Fund	159,627	218,673	268,007
Nationwide Geneva Small Cap Growth Fund	254,104	239,360	188,655
Nationwide Global Sustainable Equity Fund	27,497	17,618	18,532
Nationwide Government Money Market Fund	0	0	0
Nationwide Inflation-Protected Securities Fund	9,453	6,534	372
Nationwide International Index Fund	99,162	79,966	146,683
Nationwide International Small Cap Fund[1]	380,447	539,098	919,687
Nationwide Loomis All Cap Growth Fund[2]	66,549	45,932	79,474
Nationwide Loomis Core Bond Fund	5,199	2,499	0
Nationwide Loomis Short Term Bond Fund	2,598	2,980	0
Nationwide Mellon Dynamic U.S. Core Fund	34,130	100,507	79,901
Nationwide Mid Cap Market Index Fund	41,726	53,559	59,578
Nationwide S&P 500 Index Fund	22,075	54,468	55,508
Nationwide Small Cap Index Fund	42,670	133,436	76,309
Nationwide Small Company Growth Fund	68,839	74,136	51,141
Nationwide U.S. Small Cap Value Fund	27,053	20,108	42,527
Nationwide WCM Focused Small Cap Fund	51,067	216,221	613,405
Nationwide Ziegler Equity Income Fund	50,444	272,039	543,985
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	21,010	58,610	69,016
[1]	Fund commenced operations on December 30, 2016.
[2]	Fund commenced operations on June 1, 2017.
During the fiscal year ended October 31, 2019, the following brokerage commissions were paid by the Fund listed below:
Fund	For the fiscal year ended October 31, 2019
Nationwide Long/Short Equity Fund	$5,655
During the period May 1, 2018 through October 31, 20181, the following brokerage commissions were paid by the Fund listed below:
Fund	For the period May 1, 2018 through October 31, 2018
Nationwide Long/Short Equity Fund	$5,123
1The Fund’s fiscal year changed from April 30 to October 31.
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During the fiscal years ended April 30, 2018 and 2017, the following brokerage commissions were paid by the Fund (or the respective Predecessor Fund) listed below:
	Fiscal Year Ended April 30,
Fund Name	2018	2017
Nationwide Long/Short Equity Fund	$14,258	$7,408
During the period October 1, 2019 through October 31, 20191, the following brokerage commissions were paid by the Fund listed below:
Fund	For the period October 1, 2019 through October 31, 2019
Nationwide AllianzGI International Growth Fund	$22,768
1The Fund’s fiscal year changed from September 30 to October 31.
During the fiscal years ended September 30, 2019, 2018 and 2017, the following brokerage commissions were paid by the Fund (or the respective Predecessor Fund) listed below:
	Fiscal Year Ended September 30,
Fund Name	2019	2018	2017
Nationwide AllianzGI International Growth Fund	$5,791	$3,172	$6,497
During the fiscal years ended October 31, 2019, 2018 and 2017, the following brokerage commissions were paid by the respective Predecessor Fund to the Fund listed below:
	Fiscal Year Ended October 31,
Fund Name	2019	2018	2017
Nationwide Mellon Disciplined Value Fund	$199,209	$270,975	$270,765
As of the fiscal year ended October 31, 2019, the Funds listed below held investments in securities of their regular broker-dealers as follows:
Fund	Approximate Aggregate Value of Issuer's Securities Owned by the Fund as of fiscal year end October 31, 2019	Name of Broker or Dealer
Nationwide Amundi Global High Yield Fund	$ 852,000	Barclays PLC
	713,213	UBS AG
Nationwide Amundi Strategic Income Fund	1,484,025	Bank of America
	1,444,332	Barclays PLC
	1,113,185	Citigroup, Inc.
	975,844	Credit Suisse Group
	1,509,357	ING Bank
	969,280	JP Morgan Chase & Co.
	1,497,791	Morgan Stanley & Co., Inc.
	1,559,273	UBS AG
	1,668,529	Wells Fargo & Company
Nationwide Bailard International Equities Fund	783,659	BNP Paribas
Nationwide Bond Fund	5,337,672	Bank of America
	3,353,851	Citigroup, Inc.
	615,960	Credit Suisse Group
	2,733,023	JP Morgan Chase & Co.
	7,913,410	UBS AG
Nationwide Bond Index Fund	4,876,385	Bank of America
	478,073	Bank of New York Mellon Corp.
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Fund	Approximate Aggregate Value of Issuer's Securities Owned by the Fund as of fiscal year end October 31, 2019	Name of Broker or Dealer
	758,882	Barclays PLC
	266,389	BNP Paribas
	6,660,840	Citigroup, Inc.
	795,389	Credit Suisse Group
	419,266	ING Bank
	5,486,241	JP Morgan Chase & Co.
	9,278,098	Morgan Stanley & Co., Inc.
	6,406,929	Wells Fargo & Company
Nationwide Core Plus Bond Fund	6,544,352	Citigroup, Inc.
	25,629,406	JP Morgan Chase & Co.
	8,007,575	Morgan Stanley & Co., Inc.
	9,170,890	Wells Fargo & Company
Nationwide Diamond Hill Large Cap Concentrated Fund	1,876,624	Citigroup, Inc.
Nationwide Fund	28,414,392	Bank of America
Nationwide Global Sustainable Equity Fund	322,326	Wells Fargo & Company
Nationwide International Index Fund	763,580	ABN AMRO Securities LLC
	3,486,368	Barclays PLC
	5,519,886	BNP Paribas
	2,954,799	Credit Suisse Group
	4,098,497	ING Bank
	3,026,874	Nomura Group
	4,249,414	UBS AG
Nationwide Long/Short Equity Fund	766,259	JP Morgan Chase & Co.
	759,013	Wells Fargo & Company
Nationwide Loomis Core Bond Fund	1,917,955	ABN AMRO Securities LLC
	1,280,880	Bank of America
	1,605,693	Barclays PLC
	2,059,777	Citigroup, Inc.
	578,786	ING Bank
	1,029,157	JP Morgan Chase & Co.
	1,208,502	Morgan Stanley & Co., Inc.
	11,033,967	UBS AG
	7,228,953	Wells Fargo & Company
Nationwide Loomis Short Term Bond Fund	2,223,880	Barclays PLC
	592,521	BNP Paribas
	2,116,319	Citigroup, Inc.
	841,750	ING Bank
	3,158,507	JP Morgan Chase & Co.
	2,510,455	UBS AG
	1,658,909	Wells Fargo & Company
Nationwide Mellon Dynamic U.S. Core Fund	2,148,999	Bank of America
	318,461	Bank of New York Mellon Corp.
	1,332,069	Citigroup, Inc.
	3,276,152	JP Morgan Chase & Co.
	475,236	Morgan Stanley & Co., Inc.
	1,698,420	Wells Fargo & Company
Nationwide S&P 500 Index Fund	10,980,554	Bank of America
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Fund	Approximate Aggregate Value of Issuer's Securities Owned by the Fund as of fiscal year end October 31, 2019	Name of Broker or Dealer
	1,680,990	Bank of New York Mellon Corp.
	6,804,495	Citigroup, Inc.
	16,742,653	JP Morgan Chase & Co.
	2,424,579	Morgan Stanley & Co., Inc.
	8,677,248	Wells Fargo & Company
Nationwide Ziegler Equity Income Fund	1,025,687	Bank of America
	1,350,885	JP Morgan Chase & Co.
	745,692	Wells Fargo & Company
During the fiscal period ended October 31, 2019, the Nationwide Long/Short Equity Fund did not pay brokerage commissions to affiliated brokers of NFA. During the period May 1, 2018 through October 31, 2018, the Nationwide Long/Short Equity Fund did not pay brokerage commissions to affiliated brokers of NFA. During the fiscal periods ended April 30, 2018 and 2017, the Nationwide Long/Short Equity Fund (or the respective Predecessor Fund) did not pay brokerage commissions to affiliated brokers of NFA (or, with respect to the respective Predecessor Fund, Logan Capital Management, Inc.).
During the period October 1, 2019 through October 31, 2019, the Nationwide AllianzGI International Growth Fund did not pay brokerage commissions to affiliated brokers of NFA. During the fiscal periods ended September 30, 2019, 2018 and 2017, the Nationwide AllianzGI International Growth Fund (or the respective Predecessor Fund) did not pay brokerage commissions to affiliated brokers of NFA (or, with respect to the respective Predecessor Fund, Allianz Global Investors U.S. LLC).
During the fiscal years ended October 31, 2019, 2018 and 2017, the Predecessor Fund to the Nationwide Mellon Disciplined Value Fund did not pay brokerage commissions to affiliated brokers. However, unaffiliated brokers cleared transactions through clearing brokers affiliated with the Bank of New York Mellon Corporation.
During the fiscal years ended October 31, 2019, 2018 and 2017, the remaining Funds did not pay brokerage commissions to affiliated brokers of NFA.
Other Dealer Compensation
In addition to the dealer commissions and payments under the Funds' 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and from their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.
In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.
The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:
•the Distributor and other affiliates of NFA,
•broker-dealers,
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•financial institutions, and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families. NFA does not seek reimbursement by the Funds for such payments.
Additional Compensation to Affiliated Financial Institution. Nationwide Fund Advisors (“NFA”) and Nationwide Fund Distributors LLC (“NFD”), pursuant to an agreement by the parties, pay their affiliate, Nationwide Financial Services, Inc. various amounts under the terms of the agreement.
Additional Compensation to Financial Institutions. The unaffiliated financial institutions that receive additional compensation (as described in the Prospectus) from NFA, NFM or NFD, from their own resources, include the following (the information set forth below is considered complete as of the date of this SAI, and as supplemented; however, agreements may be entered into, terminated, or amended, from time to time, without notice or change to the SAI):
AIG Advisor Group, Inc.; SagePoint Financial Advisors, Inc.; FSC Securities Corporation; Woodbury Financial, Inc.; and Royal Alliance Associates, Inc. (collectively, “Advisor Group”)
NFA, pursuant to a written agreement, pays each respective member of the Advisor Group quarterly at the annual rates as follows: (i) 0.07% (7 basis points) of the average daily net asset value of shares of each respective Nationwide Target Destination Fund and each respective Nationwide Investor Destinations Fund that are sold by the Advisor Group to their customers; (ii) 0.00% (0 basis points) of the average daily net asset value of shares of the following Funds that are sold by the Advisor Group to their customers: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily net asset value of shares of all other series of the Trust that are sold by the Advisor Group to their customers. Excluded from this arrangement are shares of the Funds in ERISA retirement plans and individual retirement accounts held in fee-based platforms (“qualified advisory accounts”).
An annual partnership fee of $5,000 will be paid with respect to qualified advisory accounts.
Ameriprise Financial Services, Inc. (“Ameriprise”)
NFD, pursuant to a written agreement, pays Ameriprise monthly at the annual rates as follows: (i) 0.08% (8 basis points) of the average daily aggregate value of shares of each respective Nationwide Target Destination Fund and each respective Nationwide Investor Destinations Fund held by Ameriprise’s customers during the month through all sales platforms, as set forth in the agreement; (ii) 0.00% (0 basis points) of the average daily aggregate value of shares of the following Funds that are held by Ameriprise’s customers during the month through all sales platforms, as set forth in the agreement: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily aggregate value of shares of all other series of the Trust held by Ameriprise’s customers during the month through all platforms, as set forth in the agreement. NFD also will pay Ameriprise $1,000 for each new subsequent Fund placed in the written agreement of the parties. The merger or reorganization of a Fund into another Fund that is not at the time included in the agreement, will be considered to be the addition of a new Fund. NFD also will reimburse Ameriprise for expenses deriving from performing services relating to but separate from distribution services, including but not limited to, technology services, operational reporting, or technology or operational expenses deriving from particular issues presented by the Funds or systems. NFD also will pay Ameriprise the reasonable costs Ameriprise incurs when responding to or complying with any audit, report, examination, inspection or compliance review requested by NFD or the Funds and any information or document request and any other request by NFD that is not otherwise specifically addressed in an agreement of the parties.
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Bailard, Inc. (“Bailard”)
NFA, pursuant to a written agreement, pays Bailard monthly at the following annual rates: (i) 0.275% (27.5 basis points) of the daily net assets of the Class M shares of the Nationwide Bailard International Equities Fund; and (ii) 0.305% (30.5 basis points) of the daily net assets of the Class M shares of the Nationwide Bailard Cognitive Value Fund and the Nationwide Bailard Technology & Science Fund. Clients of Bailard pay investment advisory fees to Bailard in connection with the management of the clients’ assets, a portion of which may be invested in one or more of the Nationwide Bailard International Equities Fund, the Nationwide Bailard Cognitive Value Fund and the Nationwide Bailard Technology & Science Fund. Bailard has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to Bailard or indirectly through Bailard’s management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client’s account with Bailard. As a result, the direct fee that Bailard receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to NFA) that such clients indirectly incur as shareholders of such Funds. The additional payments by NFA out of its own resources, as described above, are intended to assist Bailard in recouping the client fees waived or reduced by it as described above. These periodic payments, which are solely the obligation of NFA are separate from and in addition to the subadvisory fees paid to Bailard.
B.C. Ziegler & Company, Inc. (“B.C. Ziegler”)
NFA, pursuant to a written agreement, pays B.C. Ziegler the following (i) 0.10% (10 basis points) on the average daily net asset value of Fund shares held by customers of B.C. Ziegler in the following Funds: Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund, and (ii) 0.05% (5 basis points) on the average daily net asset value of Fund shares held by customers of B.C. Ziegler in the following Funds: Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund.
Cambridge Investment Research, Inc. (“Cambridge”)
NFA, pursuant to a written agreement with Cambridge, reimburses Cambridge a ten dollar ($10.00) ticket charge for each Fund share purchase that is (1) equal to or greater than $5,000, (2) on a single ticket that includes only Nationwide Funds, and (3) entered and executed through one of Cambridge’s clearing firms, National Financial, LLC and/or Pershing, LLC. Excluded from this arrangement are (i) redemptions or exchanges, (ii) purchases subject to no-transaction fees, (iii) purchases by check and application direct to the Funds’ transfer agent, or (iv) any Fund that is not available for purchase by new investors or is otherwise only available for purchase by existing shareholders pursuant to the terms of the Fund’s then-current prospectus.
Charles Schwab & Co., Inc. (“Schwab”)
Pursuant to a written agreement, Schwab receives 0.40% (40 basis points) of the average daily value of shares held in accounts at Schwab (excluding the value of shares held in such accounts prior to the effectiveness of the written agreement) or $1,000 per month for each Fund, whichever is greater. Each Fund’s Rule 12b-1 and administrative servicing fees pay for distribution and service components, respectively. NFA pays for any overage.
Fidelity Brokerage Services LLC (“Fidelity Brokerage”) and National Financial Services LLC (“National Financial”)
Pursuant to a written agreement, Fidelity Brokerage and National Financial receive monthly 0.40% (40 basis points) of the daily market value of the number of Fund shares held in accounts at Fidelity Brokerage and National Financial. Each Fund’s Rule 12b-1 and administrative servicing fees pay for distribution and service components, respectively. NFA pays for any overage.
First Allied Securities, Inc. (“First Allied”)
NFA, pursuant to a written agreement of the parties, pays First Allied quarterly a service fee at the annual rate as follows: (i) 0.20% (20 basis points) of the net asset value of Class A shares of the following Funds sold subject to a front-end sales charge (as may be reduced by rights of accumulation, if applicable), by First Allied to its customers: Nationwide Target Destination Funds, Nationwide Investor Destinations Funds, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide
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International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, and Nationwide U.S. Small Cap Value Fund; and (ii) 0.05% (5 basis points) on the net asset value of Class A shares of the following Funds, sold subject to a front-end sales charge (as may be reduced by rights of accumulation, if applicable), by First Allied to its customers: Nationwide Bond Fund and Nationwide Bond Index Fund. Any annual aggregate minimum with respect to the foregoing payments have been waived.
Great West Life & Annuity Insurance Company (“Great West”)
NFA, pursuant to a written agreement between the parties, pays Great West an annual fee of $1,000 for each class of fund that is an investment option on the retirement platform.
Investment Grade Technologies LLC d/b/a Oranj (“Oranj”)
NFA, pursuant to a written agreement of the parties, pays Oranj a fee on monthly asset growth, ranging from 0.02% to 0.05% based on the participating funds’ management fee as stated in the then-current prospectus. The participating funds are the Institutional Service Class of the following: Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bailard International Equities Fund, Nationwide Core Plus Bond Fund, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide International Small Cap Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide WCM Focused Small Cap Equity Fund and the Nationwide Ziegler NYSE Arca Tech 100 Index Fund.
Ladenburg Thalman Advisor Network LLC; Investacorp, Inc.; KMS Financial Services, Inc.; Securities America, Inc.; Securities Service Network, Inc. and Triad Advisors, Inc. (collectively, “Ladenburg Thalman Group”)
NFA, pursuant to a written agreement with Ladenburg Thalman Advisor Network LLC (the parent company of each of the other members of the Ladenburg Thalman Group), pays each member of the Ladenburg Thalman Group quarterly a sales fee at the annual rate of 0.10% (10 basis points) of the net asset value of shares sold and 0.05% (5 basis points) of average daily net assets commencing 1 year after purchase. Excluded from this arrangement are (i) Class R6 shares; (ii) Fund shares that were purchased or held in connection with a “no transaction fee” platform provided by a member of the Ladenburg Thalman Group or any other broker-dealer that clears trades introduced by a member of the Ladenburg Thalman Group; (iii)  Fund shares that are purchased or held in discretionary IRA accounts or discretionary ERISA accounts; (iv) Fund shares that are purchased or held in qualified advisory accounts in a platform provided by a member of the Ladenburg Thalman Group or any other broker-dealer that clears trades introduced by a member of the Ladenburg Thalman Group; and (v) shares of the Funds held in the Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund and the Nationwide S&P 500 Index Fund.
LPL Financial LLC (“LPL”)
NFA, pursuant to a written agreement with LPL, pays LPL a ticket charge of $10.00 for each Fund purchase order entered and executed electronically by LPL on its brokerage platform. Ticket charges do not apply to redemptions, exchanges, purchases by check and application direct to the Funds’ transfer agent or to purchase orders with respect to the Nationwide Government Money Market Fund. A $4.50 ticket charge will be paid on eligible fee based account purchases in Institutional Service Class shares. The Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Index Funds are excluded from this arrangement. In addition, NFA pays LPL a service fee at the annual rate of 0.09% (9 basis points) of the average daily net asset value of brokerage (load/commissionable non-ERISA) and advisory assets above a base rate established January 1, 2014, of the Funds, with the exception of the Nationwide Government Money Market Fund, in any asset class owned beneficially or of record from time to time by customers or owned of record by LPL. NFA will pay a fee of 0.05% (5 basis points) on the advisory asset base established on January 1, 2014. For purposes of this service fee, Fund shareholder accounts may be held at LPL in street name or at the Fund’s transfer agent.
MSCS Financial Services, Inc. (“MSCS”)
NFA, pursuant to a written agreement of the parties, pays MSCS monthly a service fee at the annual rate of 0.25% (25 basis points) on shares held at Merrill Lynch that are subject to a service fee.
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Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”)
NFD, pursuant to a written agreement of the parties, pays Merrill Lynch the following fees: (i) a monthly fee of 0.25% (25 basis points) of total new gross sales of shares of any class of each Fund (excluding sales from reinvestment of distributions and exchanges of shares of one or more Funds for any other Fund or Funds), payable in arrears; and (ii) an annual fee, payable quarterly, of 0.10% (10 basis points) of the value of Fund shares (including sales from exchanges of shares of one or more Funds for any other Fund or Funds) held by Merrill Lynch’s customers for more than one year, for Merrill Lynch’s continuing due diligence, training and marketing. In addition, NFA pays for administrative services that exceed the amount available under the Trust’s Administrative Services Plan for shares held on Merrill Lynch’s retirement plan platform.
Morgan Stanley Smith Barney LLC (“Morgan Stanley”)
NFA, pursuant to a written agreement of the parties, pays Morgan Stanley quarterly a mutual fund support fee on all brokerage and advisory assets, excluding money market, ERISA, SEP-IRA and SIMPLE-IRA assets at the following rates based on the Fund’s management fee stated in the then-current prospectus:
Support Fee	Fee Paid
Up to 0.25%	1 bps
0.25%-0.29%	2 bps
0.30%-0.34%	4 bps
0.35%-0.39%	5 bps
0.40% and above	10 bps
In addition, NFM pays Morgan Stanley 0.06% (6 basis points) for each customer account position. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Pershing LLC (“Pershing”)
NFD, pursuant to a written agreement of the parties, pays Pershing $19 for each customer account position in a share class subject to a CDSC fee and $16 for each customer account position in a share class not subject to a CDSC fee, with the exception of the Class R6, for which NFD has agreed to pay $12 for each customer account position in all series of the shares. A Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
The Prudential Insurance Company of America (“Prudential”)
NFA, pursuant to a written agreement of the parties, pays Prudential monthly a service fee at the annual rate as follows: (i) 0.40% (40 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide WCM Focused Small Cap Fund; (ii) 0.30% (30 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund; and (iii) 0.20% (20 basis points) of the average daily net assets of Class A and Institutional Service Class shares for the Nationwide Ziegler Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund and the Nationwide Ziegler NYSE Arca Tech 100 Index Fund. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
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Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)
NFA, pursuant to a written agreement, pays Raymond James an annual fee calculated quarterly against the total value of Fund shares held by customers of Raymond James according to the following schedule:
(i)	0.20% (20 basis points) of the average daily value of shares held in Equity Funds;
(ii)	0.15% (15 basis points) of the average daily value of shares held in Fixed-Income Funds; and
(iii)	0.10% (10 basis points) of the average daily value of shares held in Index Funds.
For purposes of this agreement, the following funds are deemed to be Index Funds: Nationwide S&P 500 Index Fund, Nationwide Bond Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Investor Destinations Funds (all series) and Nationwide Target Destination Funds (all series). Excluded from this agreement are the Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Class R6 of all series of the Funds.
In addition, a $15 ticket charge fee will be paid on purchases in non-taxable accounts in the IMPAC and Passport fee-based programs. Purchases in the Nationwide Government Money Market Fund and Nationwide Inflation-Protected Securities Fund are excluded.
UBS Financial Services Inc. (“UBS”)
NFD, pursuant to a written agreement, pays UBS quarterly fees based on the following schedule or $75,000, whichever is greater: (i) the annual rate of 0.15% (15 basis points) of the value of the average monthly non-Index equity assets; (ii) the annual rate of 0.10% (10 basis points) of the average value of the average monthly non-Index fixed-income assets, and; (iii) the annual rate of 0.075% (7.5 basis points) of the value of the average monthly fixed-income assets in each of its retail and wrap programs that are invested in each Fund. In addition, NFA pays UBS a quarterly sales fee at the annual rate of 0.05% (5 basis points) of all sales of non-Index Fund shares and 0.08% (8 basis points), excluding the sales of Fund shares in InsightOne, PACE, Strategic Advisor or Diversified Return Strategies. For the purposes of this agreement, the following funds are deemed to be Index funds; Nationwide S&P 500 Index Fund, Nationwide Bond Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Investor Destinations Funds (all series) and Nationwide Target Destination Funds (all series). Excluded from this agreement are the Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund and the Class R6 of all series of the Funds. In addition, in exchange for omnibus account services provided, NFM pays UBS $19 for each client account position in a Fund share class subject to a CDSC fee, and $18 for each client account position in a Fund share class not subject to a CDSC fee. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
U.S. Bancorp Investments, Inc. (“U.S. Bancorp”)
NFA, pursuant to a written agreement of the parties, pays U.S. Bancorp quarterly at the following annual rates: (i) 0.07% (7 basis points) of the average daily aggregate value of shares of each respective Nationwide Target Destination Fund and each Nationwide Investor Destinations Fund held by customers of U.S. Bancorp, excluding Fund shares that are held in any fee-based ERISA or individual retirement account; (ii) 0.00% (0 basis points) of the average daily aggregate value of shares of the following Funds that are held by U.S. Bancorp’s customers, excluding Fund shares that are held in any fee-based ERISA or individual retirement account: Nationwide Bond Index Fund; Nationwide International Index Fund; Nationwide Mid Cap Market Index Fund; Nationwide S&P 500 Index Fund; Nationwide Small Cap Index Fund; and Nationwide Government Money Market Fund; and (iii) 0.10% (10 basis points) of the average daily aggregate value of shares of all other series of the Trust held by U.S. Bancorp’s customers, excluding Fund shares that are held in any fee-based ERISA or individual retirement account.
U.S. Bank N.A. (“U.S. Bank”)
NFA, pursuant to a written agreement of the parties, pays U.S. Bank monthly a service fee at the annual rate as follows: (i) 0.40% (40 basis points) of the average daily net assets of the Institutional Service Class for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide WCM Focused
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Small Cap Fund and Nationwide Ziegler Equity Income Fund; and (ii) 0.30% (30 basis points) of the average daily net assets of the Institutional Service Class for the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund. Each Fund’s administrative servicing fees pays for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo”)
NFD, pursuant to a written agreement of the parties, pays Wells Fargo the following fees in exchange for Wells Fargo’s continuing due diligence, training, operations and systems support, and marketing provided to unaffiliated broker-dealers based on the following schedule or $250,000, whichever is greater: (i) the annual rate of 0.07% (7 basis points) of the net asset value of shares of Index Funds sold by Wells Fargo to its customers; (ii) the annual rate of 0.09% (9 basis points) of the net asset value of shares of the Nationwide Target Destination Funds and Nationwide Investor Destinations Funds sold by Wells Fargo to its customers; (iii) the annual rate of 0.12% (12 basis points) of the net asset value of shares of Fixed-Income and Equity Funds; and (iv) the annual rate of 0.13% (13 basis points) of the net asset value of shares of the other Nationwide Funds sold by Wells Fargo to its customers. Excluded from this agreement are the Nationwide Government Money Market Fund and Nationwide Inflation-Protected Securities Fund. In addition, in exchange for omnibus account services provided, NFM pays Wells Fargo $19 for each client account position in a Fund share class subject to a CDSC fee, and $16 for each client account position in a Fund share class not subject to a CDSC fee. Each Fund’s administrative servicing fees pay for the service components, to the extent permitted by the Trust’s Administrative Services Plan. NFA pays out of its own resources for any overages.
Additional Information on Purchases and Sales
Class A Sales Charges
The following tables show the Class A sales charges, which decrease as the amount of your investment increases.
Shareholders purchasing Class A shares of a Fund through certain financial intermediaries may be eligible for a sales charge waiver or discount. For more information, see Appendix A: Intermediary Sales Charge Discounts and Waivers of the applicable Fund’s Prospectus.
Class A Shares of the Equity Funds
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested	Dealer Commission as a % of offering price
less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
Class A Shares of the Nationwide Core Plus Bond Fund
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested	Dealer Commission as a % of offering price
less than $100,000	4.25%	4.44%	3.75%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None
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Class A Shares of the Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Emerging Markets Debt Fund and Nationwide Inflation-Protected Securities Fund
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested	Dealer Commission as a % of offering price
less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 to $499,999	1.25	1.27	1.00
$500,000 or more	None	None	None
Class A Shares of the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested	Dealer Commission as a % of offering price
less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75	1.78	1.50
$250,000 or more	None	None	None
Waiver of Class A Sales Charges
You may qualify for a waiver of the Class A sales charge if you own or are purchasing shares of a Fund. More information about purchasing shares through certain financial intermediaries appears in Appendix A to the applicable Fund’s Prospectus. To receive the sales charge waiver, you must inform the Trust, your financial advisor or your financial intermediary at the time of your purchase that you qualify for such a waiver. If you do not inform the Trust, your financial advisor or your financial intermediary that you are eligible for a sales charge waiver, you may not receive the waiver to which you are entitled. You may have to produce evidence that you qualify for a sales charge waiver before you will receive it.
Due to the reduced marketing effort required by NFD, the sales charge applicable to Class A shares may be waived for sales of shares to:
(a)	current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which NFD was identified as the broker-dealer of record;
(b)	investors who participate in a self-directed investment brokerage account program offered by a financial intermediary that may or may not charge its customers a transaction fee;
(c)	owners of an account held directly with the Trust in which the previous broker-dealer of record had transferred such account to NFD;
(d)	employer-sponsored 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
(e)	owners of individual retirement accounts (“IRA”) investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
(f)	Trustees and retired Trustees of the Trust (including its predecessor Trusts);
(g)	directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies;
(h)	directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives of any current subadviser to the Trust;
(i)	any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives of a broker-dealer having a dealer/selling agreement with the Distributor;
(j)	any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
(k)	registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in a Fund; and
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(l)	any investor who purchases Class A Shares of a Fund (the “New Fund”) with proceeds from sales of Class K or Eagle Class shares of another Nationwide Fund, where the New Fund does not offer Class K or Eagle Class shares.
Reduction of Class A Sales Charges
You may qualify for a reduced Class A sales charge if you own or are purchasing shares of a Fund. To receive the reduced sales charge, you must inform the Trust, your financial advisor or your financial intermediary at the time of your purchase that you qualify for such a reduction. If you do not inform the Trust, your financial advisor or your financial intermediary that you are eligible for a reduced sales charge, you may not receive the discount to which you are entitled. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.
Shareholders can reduce or eliminate Class A shares’ initial sales charge through one or more of the discounts described below:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation. You and members of your family who live at the same address can add the current value of your Class A and Class C investments in the Nationwide Funds (except shares of the Nationwide Government Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge.
•No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a privilege to reinvest some or all of the proceeds in shares of the same class. Generally, you will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment may affect the amount of capital gains tax that is due (see, “Sales, Exchanges and Redemptions of Fund Shares - Deferral of basis” under “ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS” below). If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
•Letter of Intent discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 (or $100,000 in certain Nationwide Funds as identified in their respective prospectuses) in Class A shares (excluding the Nationwide Government Money Market Fund) and your sales charge will be based on the total amount you intend to invest. You also can combine your purchases of Class C shares with your purchase of Class A shares to fulfill your Letter of Intent. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 800-848-0920 for more information.
Class A Shares - Contingent Deferred Sales Charge (“CDSC”)
An investor may purchase $1 million, $500,000 or $250,000, or more, depending on the Fund, as indicated below, of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC (as shown below) if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, the Distributor may pay dealers a finder’s fee on investments made in Class A shares with no initial sales charge. The CDSC applies only if the Distributor paid a finder’s fee to the selling dealer. The CDSC does not apply to shares acquired through reinvestment of dividends or capital gains distributions.
The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less.
Amount of Finder’s Fee/Contingent Deferred Sales Charge
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Equity Funds
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
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Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Nationwide Core Plus Bond Fund
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	0.75%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Emerging Markets Debt Fund and Nationwide Inflation-Protected Securities Fund
Amount of Purchase	$500,000 or more
If sold within	18 months
Amount of CDSC	0.75%
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares of the Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Amount of Purchase	$250,000 or more
If sold within	18 months
Amount of CDSC	0.50%
CDSC for Class C Shares
You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares of the Funds having Class C shares.
Waiver of CDSC for Class A and Class C Shares
Shareholders purchasing Class A and Class C shares of a Fund through certain financial intermediaries may be eligible for a sales charge waiver or discount. For more information, see Appendix A: Intermediary Sales Charge Discounts and Waivers of the applicable Fund’s Prospectus. Generally, the CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
• mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70 1⁄2 (for shareholders who have reached the age of 70 1⁄2 on or prior to December 31, 2019) or the age of 72 (for shareholders who turn 70 1⁄2 after December 31, 2019) and for other required distributions from retirement accounts; and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Fund’s transfer agent, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify.
Conversion of Class C Shares
Class C shares automatically convert, at no charge, to Class A shares of the same Fund 10 years after purchase, provided that the Trust or the financial intermediary with whom the shares are held has records verifying that the Class C shares have been held for at least 10 years. These conversions will occur during the month immediately following the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at certain financial intermediaries, your ability to have your Class C shares automatically converted to Class A shares may be limited. Class C shares that are purchased via reinvestment of dividends and distributions will convert on a pro-rata basis at the same time as the Class C shares on which such dividends and distributions are paid. Because the share price of Class A shares is usually higher than that of Class C
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shares, you may receive fewer Class A shares than the number of Class C shares converted; however, the total dollar value will be the same. Certain intermediaries may convert your Class C shares to Class A shares in accordance with a different conversion schedule, as described in Appendix A to the Prospectus for each Fund.
Class A and Class C Broker Exchanges
Class A and Class C shares purchased by accounts participating in certain fee-based programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Service Class shares of the same Fund under certain circumstances. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge. If a shareholder of Institutional Service Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Service Class shares for Class A or Class C shares of a Fund, whichever class of shares the shareholder held prior to the entry into such Program. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.
Holders of Class A and Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period for Class C shares is generally one year after the purchase of such Class C shares, and for certain Class A shares that were purchased without the imposition of a front-end sales load, 18 months after the purchase of such Class A shares.
Exchanges of Class A or Class C shares for Institutional Service Class shares of the same Fund, or the exchange of Institutional Service Class shares for Class A or C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.
This exchange privilege is subject to termination and may be amended from time to time.
Class R Shares
Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, “retirement plans”) whereby the retirement plan or the retirement plan’s financial service firm has an agreement with NFD to utilize such shares in certain investment products or programs. Class R shares generally are available to small- and mid-sized retirement plans having at least $1 million in assets. In addition, Class R shares also generally are available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.
A retirement plan’s intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically, if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan’s intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries of retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan’s intermediaries may receive different compensation depending upon which class is chosen.
Redemptions
Generally, a Fund will typically issue payment for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH
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transaction has been completed (which may take up to 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the Fund believes that the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by a Fund directly to an account holder as a redemption in-kind.
In-Kind Redemptions
As described in the Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all Fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder (“redemption in-kind”). Redemptions in-kind generally will be pro-rata slices of the Fund’s portfolio or a representative basket of securities. Redemptions in-kind may also be used in stressed market conditions.
The Board has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request, thus limiting the potential adverse effect on the distributing Fund’s net asset value.
Accounts with Low Balances
Unless an account actively participates in an Automatic Asset Accumulation Plan, if the value of an account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, a shareholder is generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. The Fund will sell shares from an account quarterly to cover the fee.
The Trust reserves the right to sell the rest of a shareholder’s shares and close its account if that shareholder makes a sale that reduces the value of its account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, the Trust will give a shareholder notice and allow that shareholder 60 days to purchase additional shares to avoid this action. The Trust does this because of the high cost of maintaining small accounts.
A redemption of your remaining shares may be a taxable event for you. See “Sales, Exchanges and Redemptions of Fund Shares” below.
If the monthly average balance of an account holding Investor Shares of the Nationwide Government Money Market Fund falls below $500, you are generally subject to a $2/month fee.
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Valuation of Shares
All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Subject to the sole discretion of NFA, each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
The net asset value per share (“NAV”) of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 p.m. Eastern time) on each business day the Exchange is open for regular trading (the “Valuation Time”). To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed.
The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and other days when the Exchange is closed.
Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.
The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of each class of a Fund on which offering and redemption prices are based is determined by adding the value of all securities and other assets of a Fund attributable to the class, deducting liabilities attributable to that class, and dividing by the number of that class’ shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Securities for which market-based quotations are readily available are valued as of Valuation Time. Equity securities are generally valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Debt and other fixed-income securities are generally valued at the bid price provided by an independent pricing service, the use of which has been approved by the Board.
Securities for which market-based quotations are either unavailable (e.g., independent pricing service does not provide a value) or are deemed unreliable, in the judgment of NFA or designee, are generally valued at fair value by the Trustees, or persons to whom the Board has delegated its responsibilities pursuant to procedures approved by the Board (in this case, the Fair Valuation Committee). In addition, fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs. The Fair Valuation Committee monitors the results of fair valuation determinations and regularly reports the results to the Board or a committee of the Board. Fair value determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
The Fair Valuation Committee monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a subadviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the Fair Valuation Committee is notified so that it may meet to determine what adjustment should be made.
To the extent that a Fund invests in foreign securities, the following would be applicable. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Fund’s investments since their last
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closing prices were calculated on their primary securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the Exchange. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Nationwide Government Money Market Fund (the “Fund”)
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that the Fund invests at least 99.5% of its total assets in (1) securities that are issued by the U.S. government, its agencies or instrumentalities, (2) repurchase agreements that are collateralized fully by such securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds.
The value of portfolio securities in the Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
The Board has adopted procedures whereby the extent of deviation, if any, of the current NAV calculated using available market quotations from the Fund’s amortized cost price per share will be determined. In the event such deviation from the Fund’s amortized cost price per share exceeds 1/2 of 1 percent, NFA or the Chairman of the Board’s Valuation and Operations Committee (or, in his absence, the Chairman of the Board) shall promptly convene a meeting of the Board to consider what action, if any, should be taken. Where the Board believes that the extent of any deviation from the Fund’s amortized cost per share may result in material dilution or other unfair results to shareholders, it shall cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair result. Such action might include: reducing or withholding dividends; redeeming shares in-kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund’s average portfolio maturity; or utilizing an NAV as determined by using available market quotations. In addition, in accordance with applicable legal requirements, the Fund may suspend redemptions if: (i) the Fund, at the end of a business day, has invested less than ten percent of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board of Trustees, including a majority of its non-interested Trustees, determines that such a deviation is likely to occur; (ii) the Board, including a majority of its non-interested Trustees, irrevocably approve the liquidation of the Fund; and (iii) the Fund, prior to suspending redemptions, has notified the SEC of the decision to liquidate the Fund and suspend redemptions.
Pursuant to its objective of maintaining a stable net asset value per share, the Fund will only purchase investments deemed under Rule 2a-7 to have a remaining maturity of 397 calendar days or less, with certain exceptions permitted by applicable regulations, and will maintain a dollar weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 calendar days or less that is determined without reference to certain interest rate readjustments.
Systematic Investment Strategies
Directed Dividends –This strategy provides the security of principal that the Nationwide Government Money Market Fund offers plus the opportunity for greater long-term capital appreciation or income through reinvestment of dividends in another Fund.
An initial investment of $5,000 or more is made in the Investor Shares of the Nationwide Government Money Market Fund, and monthly dividends are then automatically invested into one or more of the Funds chosen by you at such Fund’s current offering price. Nationwide Government Money Market Fund dividends reinvested into one of the other Funds are subject to applicable sales charges.
Automatic Asset Accumulation – This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost
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Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
You may open an account that is subject to an Automatic Asset Accumulation plan with no minimum investment, so long as each monthly purchase is at least $50 (per Fund). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through Directed Dividends, as described above.
Automatic Asset Transfer – This systematic investment plan allows you to transfer $50 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the day of the month the shareholder selects, or the following business day, if the date selected is a weekend or holiday. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Investor Shares of the Nationwide Government Money Market Fund to another Fund, sales charges may apply if not already paid.
Automatic Withdrawal Plan ($50 or More) – You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semiannually or annually, to you (or anyone you designate) from your account. Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while simultaneously redeeming shares under the program. The $50 minimum is waived for required minimum distributions from IRAs.
NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.
Investor Privileges
The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.
No Sales Charge on Reinvestments – All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains but instead they will automatically be reinvested in the form of additional shares.
Exchange Privilege – The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Nationwide Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of Fund shares.
Exchanges among Nationwide Funds
Exchanges may be made among any of the Nationwide Funds within the same class of shares, so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement. Notwithstanding the foregoing, no minimum investment requirement shall apply to holders of Institutional Service Class or Class R6 shares of a Nationwide Fund seeking to exchange shares for Institutional Service Class or Class R6 shares (as appropriate) of another Nationwide Fund, where such Institutional Service Class or Class R6 shares had been designated as Class D shares at the close of business on July 31, 2012.
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Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Nationwide Funds may not be available unless the Class R shares of the other Nationwide Funds, as applicable, are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.
Generally, there is no sales charge for exchanges of shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. If you exchange Investor Shares of the Nationwide Government Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Nationwide Government Money Market Fund. Exchanges into the Investor Shares of the Nationwide Government Money Market Fund are permitted only from Class A, Class C, Class R, Class M and Institutional Service Class shares of other Nationwide Funds. If you exchange Class C shares (or certain Class A shares subject to a CDSC) for Investor Shares of the Nationwide Government Money Market Fund, the time you hold the shares in the Nationwide Government Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Investor Shares of the Nationwide Government Money Market Fund, you will pay the sales charge that would have been charged if the initial Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Nationwide Government Money Market Fund. If you exchange your Investor Shares of the Nationwide Government Money Market Fund back into Class C (or certain Class A) shares, the time you held Class C (or certain Class A) shares prior to the initial exchange into the Nationwide Government Money Market Fund will be counted for purposes of calculating the CDSC. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.
Free Checking Writing Privilege (Investor Shares of the Nationwide Government Money Market Fund Only) – You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You also will be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 800-848-0920.
Exchanges May Be Made Four Convenient Ways:
By Telephone
Automated Voice Response System – You can automatically process exchanges for a Fund by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day’s closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time.
Customer Service Line – By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day’s closing share price.
The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.
All of the classes of the Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the applicable Fund’s Prospectus to confirm that the instructions are genuine.
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No Fund will be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and each Fund will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.
By Mail – Write to Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201-0701. Please be sure that your letter is signed exactly as your account is registered and that your account number and the name of the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants with Right of Survivorship,” then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter is received.
By Online Access – Log on to our website nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all Nationwide Funds as well as your own personal accounts. You also may perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.
Investor Services
Automated Voice Response System – Our toll-free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.
Toll Free Information and Assistance – Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 9 a.m. and 8 p.m. Eastern time (Monday through Friday). Call toll-free: 800-848-0920.
Retirement Plans and Accounts and Coverdell Accounts – Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts and Simplified Employee Pension Plans. For a free information kit, call 800-848-0920.
Shareholder Confirmations – You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized or systematic transactions. Instead, these will appear on your next consolidated statement.
Consolidated Statements – Fund shareholders receive quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.
For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by Social Security number, address and zip code. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.
Shareholder Reports – All shareholders will receive reports semiannually detailing the financial operations of the Funds.
Prospectuses – Updated prospectuses will be mailed to you at least annually.
Undeliverable Mail – If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any dividend/capital gain distribution checks that are returned as undeliverable or
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not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receive further instructions from the shareholder.
Abandoned Property – The assets in your mutual fund account may be transferred to the state in which you reside if no activity occurs within your account during the “inactivity period” specified in your state's abandoned property laws.
Additional Information
Description of Shares
The Second Amended and Restated Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:
Series	Share Classes
Nationwide AllianzGI International Growth Fund	Class A, Class R6, Institutional Service Class, Eagle Class
Nationwide Amundi Global High Yield Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Amundi Strategic Income Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Bailard Cognitive Value Fund	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bailard International Equities Fund	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bailard Technology & Science Fund	Class A, Class C, Class M, Institutional Service Class, Class R6
Nationwide Bond Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Bond Index Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Core Plus Bond Fund	Class A, Institutional Service Class, Class R6
Nationwide Destination 2020 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2025 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2030 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2035 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2040 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2045 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2050 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2055 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2060 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination 2065 Fund*	Class A, Class R, Institutional Service Class, Class R6
Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)*[1]	Class A, Class R, Institutional Service Class, Class R6
Nationwide Diamond Hill Large Cap Concentrated Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Emerging Markets Debt Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Geneva Mid Cap Growth Fund	Class A, Class C, Institutional Service Class, Class R6
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Series	Share Classes
Nationwide Geneva Small Cap Growth Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Global Sustainable Equity Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Government Money Market Fund	Service Class, Investor Shares, Class R6
Nationwide Inflation-Protected Securities Fund	Class A, Institutional Service Class, Class R6
Nationwide International Index Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide International Small Cap Fund	Class A, Institutional Service Class, Class R6
Nationwide Investor Destinations Aggressive Fund*	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Conservative Fund*	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderate Fund*	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderately Aggressive Fund*	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Investor Destinations Moderately Conservative Fund*	Class A, Class C, Class R, Class R6, Institutional Service Class, Service Class
Nationwide Long/Short Equity Fund	Class A, Institutional Service Class, Class R6
Nationwide Loomis All Cap Growth Fund	Class A, Institutional Service Class, Class R6, Eagle Class
Nationwide Loomis Core Bond Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Loomis Short Term Bond Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Mellon Disciplined Value Fund	Class A, Class K, Class R6, Institutional Service Class, Eagle Class
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)[2]	Class A, Class C, Class R, Institutional Service Class, Class R6, Eagle Class
Nationwide Mid Cap Market Index Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Multi-Cap Portfolio*	Class R6
Nationwide S&P 500 Index Fund	Class A, Class C, Class R, Service Class, Institutional Service Class, Class R6
Nationwide Small Cap Index Fund	Class A, Class C, Class R, Institutional Service Class, Class R6
Nationwide Small Company Growth Fund	Class A, Institutional Service Class
Nationwide U.S. Small Cap Value Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide WCM Focused Small Cap Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Ziegler Equity Income Fund	Class A, Class C, Institutional Service Class, Class R6
Nationwide Ziegler NYSE Arca Tech 100 Index Fund	Class A, Class C, Institutional Service Class, Class R6
*	Information on these Nationwide Funds is contained in separate Statements of Additional Information.
[1]	Name change effective August 27, 2019. Formerly, Nationwide Destination 2015 Fund.
[2]	Name change effective February 28, 2020. Formerly, Nationwide Dynamic U.S. Growth Fund.
You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or pre-emptive rights.
Voting Rights
Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Second
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Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Second Amended and Restated Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or
(2)	change the name of the Trust; or
(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Second Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
An annual or special meeting of shareholders to conduct necessary business is not required by the Second Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Second Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions with respect to a Fund, the right to vote is limited to the holders of shares of that Fund. However, shares of all Nationwide Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Rule 12b-1 Plan.
Additional General Tax Information for All Funds
The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Core Plus Bond Fund, Nationwide International Index Fund, Nationwide Government Money Market Fund and Nationwide Inflation-Protected Securities Fund.
Taxation of the Fund
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
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•Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – In general” below.
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Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50 percentage points over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. In addition, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:
•any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
•the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
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Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See, “Taxation of Fund Distributions – Pass-through of foreign tax credits.”
Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed to noncorporate taxpayers at reduced rates or for the dividends-received deduction available to corporations. See the discussion below under the headings, “—Qualified dividend income for individuals” and “—Dividends-received deduction for corporations.”
Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
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Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions –Investments in U.S. REITs” below).
Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the TCJA “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends” to its shareholders. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares also may be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
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Pass-through of foreign tax credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. In addition, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.
U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, securities lending agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Sales, Exchanges and Redemptions of Fund Shares
Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
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Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.
In addition to the Fund’s default method of average cost, other cost basis methods offered by Nationwide Mutual Funds, which you may elect to apply to covered shares, include:
•FIFO (First In, First Out) - the shares purchased first are sold first.
•LIFO (Last In, First Out) - the shares purchased last are sold first.
•High Cost - the shares with the highest cost per share are sold first.
•Low Cost - the shares with the lowest cost per share are sold first.
•Loss/Gain Utilization - groups of shares (lots) are selected and sold based on generating losses first (short-term then long-term) and gains last (long-term then short-term).
•Specific Lot Identification - you must specify the share lots to be sold at the time of redemption. This method requires you to elect a secondary method in the event the lots you designate for redemption are unavailable. The secondary method options include first in, first out; last in, first out; low cost; high cost; and loss/gain utilization. If a secondary method is not elected, first in, first out will be used.
You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.
With the exception of the specific lot identification method, Nationwide Mutual Funds first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order, then you must elect specific lot identification and choose the lots you wish to deplete first.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Internal Revenue Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
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Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.
Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules also may limit the amount of loss that may be taken into account on disposition after such adjustment.
Conversion or exchange of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. For example, the exchange of Class A or Class C shares for Institutional Service Class shares of the same Fund in certain Programs sponsored by and/or controlled by financial intermediaries, or the exchange of Institutional Service Class shares for Class A or Class C shares of the same Fund by certain holders who cease participation in such Programs, will be tax-free for federal income tax purposes. Shareholders also should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES AND INVESTMENT POLICIES” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a
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fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a
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dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You also should be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions – Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors – Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.
Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” In addition, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool”
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(referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium unrelated to the conversion feature of the security over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate
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dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short-term capital gain dividends.
However, the Fund may choose not to utilize the exemptions for interest-related dividends paid and short- term capital gains dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
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Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.
The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs, USRPIs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.
U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or nonfinancial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it meets certification requirements described below. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.
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An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
Additional Tax Information with Respect to the Nationwide Government Money Market Fund
The tax information described in “Additional General Tax Information for All Funds” above applies to the Nationwide Government Money Market Fund (the “Money Market Fund”), except as noted in this section.
Distributions of net investment income
The Money Market Fund typically declares dividends from its daily net income each day that its NAV is calculated and pays such dividends monthly. The Money Market Fund’s daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Money Market Fund. Any distributions by the Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
Distributions of capital gain
The Money Market Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Money Market Fund is a money market fund, it is not expected to realize any long-term capital gain.
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Maintaining a $1 share price
Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Money Market Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described above in “Taxation of Fund Distributions – Returns of capital.”
Redemption of Fund shares
Redemptions (including redemptions in kind) and exchanges of Money Market Fund shares are taxable transactions for federal and state income tax purposes. Because the Money Market Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Money Market Fund shares for shares of a different Nationwide Fund is the same as a sale. Shareholders may elect to adopt a simplified “NAV method” for computing gains and losses from taxable sales, exchanges or redemptions of Money Market Fund shares. Under the NAV method, rather than computing gain or loss separately for each taxable disposition of shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable sales, exchanges, or redemptions or exchanges) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.
Wash sale rule
All or a portion of any loss so realized on the sale or redemption of shares in the Money Market Fund may be deferred under the wash sale rules if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption and the shareholder does not elect to adopt the NAV method.
Qualified dividend income for individuals
Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.
Dividends-received deduction for corporations
Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.
ADDITIONAL TAX INFORMATION WITH RESPECT TO THE NATIONWIDE BOND FUND, NATIONWIDE BOND INDEX FUND, NATIONWIDE CORE PLUS BOND FUND, NATIONWIDE INTERNATIONAL INDEX FUND, NATIONWIDE INFLATION-PROTECTED SECURITIES FUND, NATIONWIDE LOOMIS CORE BOND FUND AND NATIONWIDE LOOMIS SHORT-TERM BOND FUND
The tax information described in “Additional General Tax Information for All Funds” above applies to the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Core Plus Bond Fund, Nationwide International Index Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short-Term Bond Fund except as noted in this section.
Qualified dividend income for individuals
Because the income of the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Core Plus Bond Fund and Nationwide Inflation-Protected Securities Fund is derived primarily from interest rather than dividends, generally none or only a small portion of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.
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Dividends-received deduction for corporations
Because each Fund’s income is derived primarily from interest or foreign securities, generally none or only a small portion of its distributions are expected to qualify for the corporate dividends-received deduction.
Major Shareholders
To the extent NFA and its affiliates directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of the Funds, it is deemed to have “control” over matters which are subject to a vote of the Funds’ shares.
NFA, is wholly owned by NFS. NFS, a holding company, is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise, which includes NFG. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
Except as identified below, as of January 31, 2020, the Trustees and Officers of the Trust, as a group, owned beneficially less than 1% of the shares of any class of the Trust.
Fund	Class	Percent of Fund Shares Owned by Trustees/Officers
Nationwide AllianzGI International Growth Fund	A	1.34%
Nationwide Amundi Strategic Income Fund	A	2.43%
Nationwide Global Sustainable Equity Fund	R6	2.27%
Nationwide International Small Cap Fund	A	18.69%
Nationwide Loomis All Cap Growth Fund	A	1.70%
Nationwide U.S. Small Cap Value Fund	A	3.14%
As of January 31, 2020, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund.
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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.
The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.	Likelihood of default - capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.
2.	Nature of and provisions of the obligation.
3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.
INVESTMENT GRADE
AAA	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.
A	Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB	Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.
B	Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC	Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.
CC	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.
C	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.
D	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS
Aaa	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.
A	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.
Baa	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.
Ba	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Bonds which are rated B are considered speculative and are subject to high credit risk.
Caa	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.
C	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:
MIG-1	Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.
MIG-2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG-3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative grade credit quality and may lack sufficient margins of protection.
FITCH, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.
AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.
A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.
BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.
BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.
DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1	This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2	Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3	Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.
B	Issues rated ‘B’ are regarded as having significant speculative characteristics.
C	This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.
D	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
The following criteria will be used in making the assessment:
1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:
SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.
MOODY’S NOTE RATINGS
MIG 1/VMIG 1	Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG 3/VMIG 3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.
F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.
F-1	Best quality, indicating strong capacity to meet financial commitments.
F-2	Good quality with satisfactory capacity to meet financial commitments.
F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.
B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.
C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.
D	In default and has failed to meet its financial commitments.

APPENDIX B
PROXY VOTING GUIDELINES SUMMARIES
ALLIANZ GLOBAL INVESTORS U.S. LLC
Policy Statement
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) typically votes proxies on behalf of client accounts pursuant to its discretionary investment management authority, unless a client has not granted voting authority to AllianzGI U.S. AllianzGI U.S. seeks to exercise its proxy voting responsibilities in accordance with its fiduciary duties, and has designed these policies and procedures to meet applicable fiduciary standards. Thus, AllianzGI U.S. seeks to vote client account proxies in a manner consistent with the best interests of its clients. These policies and procedures do not apply to any client account proxies for which such client has either (a) explicitly retained authority and discretion to vote its own proxies or (b) delegated such authority and discretion to a third party. AllianzGI U.S. assumes no responsibility for the voting of any proxies on behalf of such clients.
AllianzGI U.S. has adopted the Allianz Global Investors Global Corporate Governance Guidelines and Proxy Voting Policy (the “Proxy Guidelines”), which are reasonably designed to ensure that proxy voting is conducted in the best interest of its clients. The Proxy Guidelines provide a general framework for AllianzGI U.S.’s proxy voting analysis and are intended to address the most significant and frequent voting issues that arise at AllianzGI U.S.’s investee companies’ shareholder meetings. However, the Proxy Guidelines are not intended to be rigid rules, and AllianzGI U.S.’s consideration of the merits of a particular proposal may cause AllianzGI U.S. to vote in a manner that deviates from the approach set forth in the Proxy Guidelines.
Proxy Voting Procedures
AllianzGI U.S. has retained one or more unaffiliated third-party proxy research and voting service providers (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the ballot proposals and provides a recommendation to AllianzGI U.S. as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to the Proxy Guidelines.
In some cases, a portfolio manager, research analyst or proxy analyst from the Global ESG team may propose to override a policy recommendation made by the Proxy Voting Service. In such cases, AllianzGI U.S. will review the proxy to determine whether there is a material conflict between the interests of AllianzGI U.S. (including the employee proposing the vote) and the interests of AllianzGI U.S.’s clients. If a material conflict does exist, AllianzGI U.S. will seek to address the conflict in good faith and in the best interests of the applicable client accounts, as described more fully below. In the absence of a material conflict, the proxy will be reviewed by a proxy analyst and the relevant portfolio managers and/or research analysts and, from time to time as may be necessary, the Head of ESG Research (or equivalent), to determine how the proxy will be voted.
Mitigating Conflicts of Interest
AllianzGI U.S. has adopted and implemented policies and procedures, including the procedures described in this document, which are reasonably designed to ensure that client account proxies are voted in the best interest of clients. Such policies and procedures are in part designed to identify and address material conflicts of interest that may arise between the interests of AllianzGI U.S. and its clients, as well as identify material conflicts of interest that portfolio managers, proxy analysts and research analysts may have, to ensure any such conflicted individuals refrain from participating in the proxy voting process or that the conflicts are otherwise mitigated. With respect to personal conflicts of interest, AllianzGI U.S.’s Code of Ethics requires all employees to conduct themselves with integrity and distinction, to put first the interests of the firm’s clients, and to take care to avoid even the appearance of impropriety. Portfolio managers, research analysts, proxy analysts, or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

With respect to the voting process, as described above, most votes are based on the independent recommendation of the unaffiliated, third party Proxy Voting Service, which recommendations are in turn based on the Proxy Voting Service’s independent review and research of each proxy and its independent application of the Proxy Guidelines.
In those cases in which a proxy analyst, portfolio manager or research analyst proposes to override a policy recommendation made by the Proxy Voting Service or the Proxy Voting Service has not provided a recommendation, the proxy analyst and relevant portfolio managers and/or research analysts will review the proxy to ensure any recommendation appears based on a sound investment rationale and assess whether any business or other relationship, or any other potential conflict of interest, may be influencing the proposed vote on that company's proxy. In the event a material conflict is identified, AllianzGI U.S. will convene the Proxy Committee to review the proxy and make a decision how to vote. Proposed votes that raise potential material conflicts of interest are promptly resolved by the Proxy Committee prior to the time AllianzGI U.S. casts its vote.
As a further safeguard, while AllianzGI U.S. includes members from different parts of the organization on the Proxy Committee, AllianzGI U.S. does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Finally, any voting decision by the Proxy Committee must include a vote from a member of at least one of the Risk, Legal, or Compliance functions.
AllianzGI U.S. may vote proxies in accordance with other relevant procedures that have been approved and implemented to address specific types of conflicts. For example, when a material conflict between the interests of AllianzGI U.S. and its clients has been identified, AllianzGI U.S. may abstain from voting.
Cost-Benefit Analysis Involving Voting Proxies
AllianzGI U.S. may abstain from voting client proxies if, based on its evaluation of relevant criteria, it determines that the costs associated with voting a proxy exceed the expected benefits to affected clients. The primary aim of this cost-benefit analysis is to determine whether it is in a client’s best economic interest to vote its proxies. If the costs associated with voting a proxy outweigh the expected benefit to the client, AllianzGI U.S. may refrain from voting that proxy.
The circumstances under which AllianzGI U.S. may refrain from voting may include, but are not limited to, the following: (1) proxy statements and ballots being written in a foreign language, (2) untimely notice of a shareholder meeting, (3) requirements to vote proxies in person, (4) restrictions on a foreigner’s ability to exercise votes, and (5) requirements to provide local agents with power of attorney to execute the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, AllianzGI U.S. believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required AllianzGI U.S. generally abstains from voting.
AllianzGI U.S. will be unable to vote securities on loan under securities lending arrangements into which AllianzGI U.S.’s clients have entered. However, under rare circumstances such as voting issues that may have a significant impact on the investment, if the client holds a sufficient number of shares to have a material impact on the vote, AllianzGI U.S. may request that the client recall securities that are on loan if it determines that the benefit of voting outweighs the costs and potential lost revenue to the client and the administrative burden of retrieving the securities. The ability to timely identify material events and recommend recall of shares for proxy voting purposes is not within the control of AllianzGI U.S. and requires the cooperation of the client and its other service providers. Efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.
AMUNDI PIONEER ASSET MANAGEMENT, INC.
POLICY
Each of the Pioneer Funds and certain other clients of Amundi Pioneer Asset Management, Inc. and Amundi Pioneer Institutional Asset Management, Inc. (collectively, “Amundi Pioneer”) have delegated responsibility to vote proxies related to portfolio holdings to Amundi Pioneer. Amundi Pioneer is a fiduciary that owes each of its clients the duties of care and loyalty with respect to all services undertaken on the client’s behalf, including voting proxies for securities held by the client. When Amundi Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Amundi Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Amundi Pioneer must place the client’s interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of the client. It is Amundi Pioneer’s policy to vote proxies presented to Amundi Pioneer in a timely manner in accordance with these principles.
Amundi Pioneer’s sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Amundi Pioneer believes that supporting the company’s strategy and voting “for” management’s proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Amundi Pioneer monitors developments in the proxy voting arena and will revise this policy as needed.
Amundi Pioneer believes that environmental, social and governance (ESG) factors can affect companies’ long-term prospects for success and the sustainability of their business models. Since ESG factors that may affect corporate performance and economic value are considered by our investment professionals as part of the investment management process, Amundi Pioneer also considers these factors when reviewing proxy proposals. This approach is consistent with the stated investment objectives and policies of funds and investment strategies.
It should be noted that the proxy voting guidelines below are guidelines, not rules, and Amundi Pioneer reserves the right in all cases to vote contrary to guidelines where doing so is determined to represent the best economic interests of our clients. Further, the Pioneer Funds or other clients of Amundi Pioneer may direct Amundi Pioneer to vote contrary to guidelines.
Amundi Pioneer’s clients may request copies of their proxy voting records and of Amundi Pioneer’s proxy voting policies and procedures by either sending a written request to Amundi Pioneer’s Proxy Coordinator, or clients may review Amundi Pioneer’s proxy voting policies and procedures on-line at Amundi Pioneer.com. Amundi Pioneer may describe to clients its proxy voting policies and procedures by delivering a copy of Amundi Pioneer’s Form ADV (Part II), by separate notice to the client or by other means.
APPLICABILITY
This Proxy Voting policy and the procedures set forth below are designed to complement Amundi Pioneer’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Amundi Pioneer. This policy sets forth Amundi Pioneer’s position on a number of issues for which proxies may be solicited but it does not include all potential voting scenarios or proxy events. Furthermore, because of the special issues associated with proxy solicitations by closed-end Funds, Amundi Pioneer will vote shares of closed-end Funds on a case-by-case basis.
PURPOSE
The purpose of this policy is to ensure that proxies for United States (“US”) and non-US companies that are received in a timely manner will be voted in accordance with the principles stated above. Unless the Proxy Voting Oversight Group (as described below) specifically determines otherwise, all shares in a company held by Amundi Pioneer-managed accounts for which Amundi Pioneer has proxy-voting authority will be voted alike, unless a client has given specific voting instructions on an issue.
Amundi Pioneer does not delegate the authority to vote proxies relating to securities held by its clients to any of its affiliates. Any questions about this policy should be directed to Amundi Pioneer’s Director of Investment Operations (the “Proxy Coordinator”).
PROCEDURES
Proxy Voting Service
Amundi Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. The proxy voting service votes all proxies in accordance with the proxy voting guidelines established by Amundi Pioneer and set forth herein, to the extent applicable. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Amundi Pioneer reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.
To supplement its own research and analysis in determining how to vote on a particular proxy proposal, Amundi Pioneer may utilize research, analysis or recommendations provided by the proxy voting service on a case-by-case basis. Amundi Pioneer does not, as a policy, follow the assessments or recommendations provided by the proxy voting service without its own analysis and determination.
Proxy Coordinator
The Proxy Coordinator coordinates the voting, procedures and reporting of proxies on behalf of Amundi Pioneer’s clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Portfolio Management Group, or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the General Counsel or his or her designee whether Amundi Pioneer’s voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).
Referral Items
The proxy voting service will refer proxy questions to the Proxy Coordinator or his or her designee that are described by Amundi Pioneer’s proxy voting guidelines as to be voted on a case-by-case basis, that are not covered by Amundi Pioneer’s guidelines or where Amundi Pioneer’s guidelines may be unclear with respect to the matter to be voted on. Under such circumstances, the Proxy Coordinator will seek a written voting recommendation from the Chief Investment Officer, U.S or his or her designated equity portfolio-management representative. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Amundi Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided.
Securities Lending
In accordance with industry standards proxies are not available to be voted when the shares are out on loan through either Amundi Pioneer’s lending program or a client’s managed security lending program. However, Amundi Pioneer will reserve the right to recall lent securities so that they may be voted according to Amundi Pioneer’s instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares. Certain clients participate in securities lending programs. Although such programs allow for the recall of securities for any reason, Amundi Pioneer may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.
Share-Blocking
“Share-blocking” is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).
Amundi Pioneer will vote in those countries with “share-blocking.” In the event a manager would like to sell a security with “share-blocking”, the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with “share-blocking” is available from the Investment Operations Department upon request.

Proxy Voting Oversight Group
The members of the Proxy Voting Oversight Group include Amundi Pioneer’s Chief Investment Officer, U.S. or his or her designated equity portfolio management representative, the Chief of Staff, U.S., and the Chief Compliance Officer of the Adviser and Funds. Other members of Amundi Pioneer will be invited to attend meetings and otherwise participate as necessary. The Chief of Staff, U.S. will chair the Proxy Voting Oversight Group.
The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Amundi Pioneer’s proxy voting policies and procedures. The Group meets at least annually to evaluate and review this policy and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.
Amendments
Amundi Pioneer may not amend this policy without the prior approval of the Proxy Voting Oversight Group.
Form NP-X
The Proxy Coordinator and the Director of Regulatory Reporting are responsible for ensuring that Form NP-X documents receive the proper review by a member of the Proxy Voting Oversight Group prior to a Fund officer signing the forms.
The Investment Operations department will provide the Compliance department with a copy of each Form N-PX filing prepared by the proxy voting service.
Compliance files N-PX.
The Compliance department will ensure that a corresponding Form N-PX exists for each Amundi Pioneer registered investment company.
Following this review, each Form N-PX is formatted for public dissemination via the EDGAR system.
Prior to submission, each Form N-PX is to be presented to the Fund officer for a final review and signature.
Copies of the Form N-PX filings and their submission receipts are maintained according to Amundi Pioneer record keeping policies.
Proxy Voting Guidelines
Administrative
While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.
We will generally support these and similar management proposals:
•Corporate name change.
•A change of corporate headquarters.
•Stock exchange listing.
•Establishment of time and place of annual meeting.
•Adjournment or postponement of annual meeting.
•Acceptance/approval of financial statements.
•Approval of dividend payments, dividend reinvestment plans and other dividend- related proposals.
•Approval of minutes and other formalities.
•Authorization of the transferring of reserves and allocation of income.
•Amendments to authorized signatories.
•Approval of accounting method changes or change in fiscal year-end.
•Acceptance of labor agreements.

•Appointment of internal auditors.
Amundi Pioneer will vote on a case-by-case basis on other routine administrative items; however, Amundi Pioneer will oppose any routine proposal if insufficient information is presented in advance to allow Amundi Pioneer to judge the merit of the proposal. Amundi Pioneer has also instructed its proxy voting service to inform Amundi Pioneer of its analysis of any administrative items that may be inconsistent, in its view, with Amundi Pioneer’s goal of supporting the value of its clients’ portfolio holdings so that Amundi Pioneer may consider and vote on those items on a case-by-case basis in its discretion.
Auditors
We normally vote for proposals to:
•Ratify the auditors. We will consider a vote against if we are concerned about the auditors’ independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes for audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.
•Restore shareholder rights to ratify the auditors.
We will normally oppose proposals that require companies to:
•Seek bids from other auditors.
•Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.
•Indemnify auditors.
•Prohibit auditors from engaging in non-audit services for the company.
Board of Directors
On issues related to the board of directors, Amundi Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been poor or where the board appears to lack independence.
General Board Issues
Amundi Pioneer will vote for:
•Audit, compensation and nominating committees composed of independent directors exclusively.
•Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.
•Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.
•Election of an honorary director.
We will vote against:
•Minimum stock ownership by directors.
•Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.
•Requirements for union or special interest representation on the board.
•Requirements to provide two candidates for each board seat.
We will vote on a case-by case basis on these issues:
•Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.
Elections of Directors

In uncontested elections of directors we will vote against:
•Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.
•Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we accept the definition of affiliated directors provided by our proxy voting service.
We will also vote against:
•Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.
•Directors who appear to lack independence or are associated with poor corporate or governance performance.
We will vote on a case-by case basis on these issues:
•Re-election of directors who have implemented or renewed a dead hand or modified dead-hand poison pill (a “dead-hand poison pill” is a shareholder rights plan that may be altered only by incumbent or “dead” directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).
•Contested election of directors.
•Election of a greater number of independent directors (in order to move closer to a majority of independent directors) in cases of poor performance.
•Mandatory retirement policies.
•Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.
We will vote for:
•Precatory and binding resolutions requesting that the board changes the company’s bylaws to stipulate that directors need to be elected with affirmative majority of votes cast, provided that the resolutions allow for plurality voting in cases of contested elections.
Takeover-Related Measures
Amundi Pioneer is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.
Amundi Pioneer will vote for:
•Cumulative voting.
•Increasing the ability for shareholders to call special meetings.
•Increasing the ability for shareholders to act by written consent.
•Restrictions on the ability to make greenmail payments.
•Submitting rights plans to shareholder vote.
•Rescinding shareholder rights plans (“poison pills”).
•Opting out of the following state takeover statutes:
•Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.
•Control share cash-out provisions, which require large holders to acquire shares from other holders.
•Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.
•Stakeholder laws, which permit directors to consider interests of non- shareholder constituencies.
•Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.
•Fair price provisions.
•Authorization of shareholder rights plans.
•Labor protection provisions.
•Mandatory classified boards.
We will vote on a case-by-case basis on the following issues:
•Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

•Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.
•Proposals that allow shareholders to nominate directors.
We will vote against:
•Classified boards, except in the case of closed-end funds, where we shall vote on a case-by-case basis.
•Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on case-by- case basis proposals that authorize the board to make interim appointments.
•Classes of shares with unequal voting rights.
•Supermajority vote requirements.
•Severance packages (“golden” and “tin” parachutes). We will support proposals to put these packages to shareholder vote.
•Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.
•Extension of advance notice requirements for shareholder proposals.
•Granting board authority normally retained by shareholders, particularly the right to amend the corporate charter.
•Shareholder rights plans (“poison pills”). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.
Capital Structure
Managements need considerable flexibility in determining the company’s financial structure, and Amundi Pioneer normally supports managements’ proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.
Amundi Pioneer will vote for:
•Changes in par value.
•Reverse splits, if accompanied by a reduction in number of shares.
•Shares repurchase programs, if all shareholders may participate on equal terms.
•Bond issuance.
•Increases in “ordinary” preferred stock.
•Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.
•Cancellation of company treasury shares.
We will vote on a case-by-case basis on the following issues:
•Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.
•Increase in authorized common stock. We will make a determination considering, among other factors:
•Number of shares currently available for issuance;
•Size of requested increase (we would normally approve increases of up to 100% of current authorization);
•Proposed use of the proceeds from the issuance of additional shares; and
•Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).
•Blank-check preferred. We will normally oppose issuance of a new class of blank- check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.
•Proposals to submit private placements to shareholder vote.
•Other financing plans.
We will vote against preemptive rights that we believe limit a company’s financing flexibility.
Compensation
Amundi Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company’s compensation programs, we place limits on the potential dilution these plans may impose.
Amundi Pioneer will vote for:
•401(k) benefit plans.
•Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.
•Various issues related to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), including:
•Amendments to performance plans to conform with OBRA;
•Caps on annual grants or amendments of administrative features;
•Adding performance goals; and
•Cash or cash-and-stock bonus plans.
•Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.
•Require that option repricing be submitted to shareholders.
•Require the expensing of stock-option awards.
•Require reporting of executive retirement benefits (deferred compensation, split- dollar life insurance, SERPs, and pension benefits).
•Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.
We will vote on a case-by-case basis on the following issues:
•Shareholder proposals seeking additional disclosure of executive and director pay information.
•Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:
•The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.
•Dilution = (A + B + C) / (A + B + C + D), where A = Shares reserved for plan/amendment,
•B = Shares available under continuing plans,
•C = Shares granted but unexercised and
•D = Shares outstanding.
•The plan must not:
• Explicitly permit unlimited option repricing authority or have allowed option repricing in the past without shareholder approval.
•Be a self-replenishing “evergreen” plan or a plan that grants discount options and tax offset payments.
•We are generally in favor of proposals that increase participation beyond executives.
•We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.
•We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.
•We generally support proposals asking companies to adopt stock holding periods for their executives.
•All other employee stock purchase plans.
•All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.
•All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.
We will vote against:
•Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.
•Elimination of stock option plans.

We will vote on a case-by case basis on these issues:
•Limits on executive and director pay.
•Stock in lieu of cash compensation for directors.
Corporate Governance
Amundi Pioneer will vote for:
•Confidential voting.
•Equal access provisions, which allow shareholders to contribute their opinions to proxy materials.
•Proposals requiring directors to disclose their ownership of shares in the company.
We will vote on a case-by-case basis on the following issues:
•Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.
•Bundled proposals. We will evaluate the overall impact of the proposal.
•Adopting or amending the charter, bylaws or articles of association.
•Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.
We will vote against:
•Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management’s discretion.
•Limitations on stock ownership or voting rights.
•Reduction in share ownership disclosure guidelines.
Mergers and Restructurings
Amundi Pioneer will vote on the following and similar issues on a case-by-case basis:
•Mergers and acquisitions.
•Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.
•Debt restructurings.
•Conversion of securities.
•Issuance of shares to facilitate a merger.
•Private placements, warrants, convertible debentures.
•Proposals requiring management to inform shareholders of merger opportunities.
We will normally vote against shareholder proposals requiring that the company be put up for sale.
Investment Companies
Many of our portfolios may invest in shares of closed-end funds or open-end funds (including exchange-traded funds). The non-corporate structure of these investments raises several unique proxy voting issues.
Amundi Pioneer will vote for:
•Establishment of new classes or series of shares.
•Establishment of a master-feeder structure.
Amundi Pioneer will vote on a case-by-case basis on:
•Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.
•Approval of new or amended advisory contracts.
•Changes from closed-end to open-end format.

•Election of a greater number of independent directors.
•Authorization for, or increase in, preferred shares.
•Disposition of assets, termination, liquidation, or mergers.
•Classified boards of closed-end funds, but will typically support such proposals.
In general, business development companies (BDCs) are not considered investment companies for these purposes but are treated as corporate issuers.
Environmental and Social Issues
Amundi Pioneer believes that environmental and social issues may influence corporate performance and economic return. Indeed, by analyzing all of a company’s risks and opportunities, Amundi Pioneer can better assess its intrinsic value and long-term economic prospects.
When evaluating proxy proposals relating to environmental or social issues, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders and economic return, the specific circumstances at each individual company, any potentially adverse economic concerns, and the current policies and practices of the company.
For example, shareholder proposals relating to environmental and social issues, and on which we will vote on a base-by-case basis, may include those seeking that a company:
•Conduct studies regarding certain environmental or social issues;
•Study the feasibility of the company taking certain actions with regard to such issues; or
• Take specific action, including adopting or ceasing certain behavior and adopting company standards and principles, in relation to such issues.
In general, Amundi Pioneer believes these issues are important and should receive management attention.
Amundi Pioneer will support proposals where we believe the proposal, if implemented, would improve the prospects for the long-term success of the business and would provide value to the company and its shareholders. Amundi Pioneer may abstain on shareholder proposals with regard to environmental and social issues in cases where we believe the proposal, if implemented, would not be in the economic interests of the company, or where implementing the proposal would constrain management flexibility or would be unduly difficult, burdensome or costly.
When evaluating proxy proposals relating to environmental or social issues, Amundi Pioneer may consider the following factors or other factors deemed relevant, given such weight as deemed appropriate:
•approval of the proposal helps improve the company’s practices;
•approval of the proposal can improve shareholder value;
•the company’s current stance on the topic is likely to have negative effects on its business position or reputation in the short, medium, or long term;
•the company has already put appropriate action in place to respond to the issue contained in the proposal;
•the company’s reasoning against approving the proposal responds appropriately to the various points mentioned by the shareholder when the proposal was presented;
•the solutions recommended in the proposal are relevant and appropriate, and if the topic of the proposal would not be better addressed through another means.
In the event of failures in risk management relating to environmental and social issues, Amundi Pioneer may vote against the election of directors responsible for overseeing these areas.
Amundi Pioneer will vote against proposals calling for substantial changes in the company’s business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

CONFLICTS OF INTEREST
Amundi Pioneer recognizes that in certain circumstances a conflict of interest may arise when Amundi Pioneer votes a proxy.
A conflict of interest occurs when Amundi Pioneer’s interests interfere, or appear to interfere, with the interests of Amundi Pioneer’s clients
A conflict may be actual or perceived and may exist, for example, when the matter to be voted on concerns:
• An affiliate of Amundi Pioneer, such as another company belonging to the Credit Agricole banking group (“Credit Agricole Affiliate”);
•An issuer of a security for which Amundi Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by its parent Amundi to present a conflict of interest for Amundi Pioneer);
•An issuer of a security for which Amundi has informed Amundi Pioneer that a Credit Agricole Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or
•A person with whom Amundi Pioneer (or any of its affiliates) has an existing, material contract or business relationship.
Any member of the Proxy Voting Oversight Group and any other associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Chief Compliance Officer of Amundi Pioneer and the Funds. If any associate is lobbied or pressured with respect to any voting decision, whether within or outside of Amundi Pioneer, he or she should contact a member of the Proxy Voting Oversight Group or Amundi Pioneer’s Chief Compliance Officer.
The Proxy Voting Oversight Group will review each item referred to Amundi Pioneer by the proxy voting service to determine whether an actual or potential conflict of interest exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Controller’s and Compliance Department’s internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. The Proxy Voting Oversight Group may cause any of the following actions to be taken when a conflict of interest is present:
•Vote the proxy in accordance with the vote indicated under “Voting Guidelines,” if a vote is indicated, or
•[other]; or
• Direct the independent proxy voting service to vote the proxy in accordance with its independent assessment or that of another independent adviser appointed by Amundi Pioneer or the applicable client for this purpose.
If the Proxy Voting Oversight Group perceives a material conflict of interest, the Group may also choose to disclose the conflict to the affected clients and solicit their consent to proceed with the vote, or their direction (including through a client’s fiduciary or other adviser), or may take such other action in good faith (in consultation with counsel) that would protect the interests of clients.
For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report prepared by the Proxy Coordinator.
The Proxy Voting Oversight Group will review periodically the independence of the proxy voting service. This may include a review of the service’s conflict management procedures and other documentation and an evaluation as to whether the service continues to have the competency and capacity to vote proxies.
Decisions Not to Vote Proxies
Although it is Amundi Pioneer’s general policy to vote all proxies in accordance with the principles set forth in this policy, there may be situations in which the Proxy Voting Oversight Group does not vote a proxy referred to it. For example, because of the potential conflict of interest inherent in voting shares of a Credit Agricole Affiliate, Amundi Pioneer will abstain from voting the shares unless otherwise directed by a client. In such a case, the Proxy Coordinator will inform Amundi Compliance before exercising voting rights.

There exist other situations in which the Proxy Voting Oversight Group may refrain from voting a proxy. For example, if the cost of voting a foreign security outweighs the benefit of voting, the Group may not vote the proxy. The Group may not be given enough time to process a vote, perhaps because its receives a meeting notice too late or it cannot obtain a translation of the agenda in the time available. If Amundi Pioneer has outstanding “sell” orders, the proxies for shares subject to the order may not be voted to facilitate the sale. Although Amundi Pioneer may hold shares on a company’s record date, if the shares are sold prior to the meeting date the Group may decide not to vote those shares.
SUPERVISION
ESCALATION
It is each associate’s responsibility to contact his or her business unit head, the Proxy Coordinator, a member of the Proxy Voting Oversight Group or Amundi Pioneer’s Chief Compliance Officer if he or she becomes aware of any possible noncompliance with this policy.
TRAINING
Amundi Pioneer will conduct periodic training regarding proxy voting and this policy. It is the responsibility of the business line policy owner and the applicable Compliance Department to coordinate and conduct such training.
RELATED POLICIES AND PROCEDURES
Amundi Pioneer’s Investment Management, Inc. Books and Records Policy and the Books and Records of the Pioneer Funds’ Policy.
RECORD KEEPING
The Proxy Coordinator shall ensure that Amundi Pioneer’s proxy voting service:
•Retains a copy of each proxy statement received (unless the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);
•Retains a record of the vote cast;
•Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and
•Is able to promptly provide Amundi Pioneer with a copy of the voting record upon its request.
The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e., conflicts of interest, exception votes and case-by-case votes) the following records are maintained:
•A record memorializing the basis for each referral vote cast;
•A copy of any document created by Amundi Pioneer that was material in making the decision on how to vote the subject proxy;
•A copy of any recommendation or analysis furnished by the proxy voting service; and
•A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Amundi Pioneer.
Amundi Pioneer shall maintain the above records in the client’s file in accordance with applicable regulations.
BAILARD, INC.
Bailard, Inc. has adopted proxy voting policies and procedures that are reasonably designed to ensure that securities held by certain of its clients, including the Nationwide Bailard Cognitive Value, Technology & Science and International Equities Funds (collectively, the “Funds”) are voted in the best interests of these clients. In seeking to avoid material conflicts of interest, Bailard, Inc. has engaged Glass Lewis & Co. (“Glass Lewis”), a third-party service provider, to vote the proxies of the Funds and certain of Bailard’s other clients in accordance with Glass Lewis’s standard U.S. and international proxy voting guidelines (the “Standard Guidelines”). Covered Bailard Wealth Management Sustainable, Responsible and Impact Investing Service accounts are voted by Glass Lewis in accordance with its Environmental, Social & Governance proxy voting guidelines (the “ESG Guidelines”). In addition, Bailard, Inc. may, in special circumstances, instruct Glass Lewis to adopt a Bailard Institutional covered client’s custom proxy voting guidelines.
The Standard Guidelines generally:
1.	Seek to support Boards of Directors that serve the interests of shareholders by voting for Boards that possess independence, a record of positive performance, and members with diverse backgrounds and with a breadth and depth of experience;
2.	Seek transparency and integrity of financial reporting by voting for management’s recommendation for auditor unless the independence of a returning auditor or the integrity of the audit has been compromised;
3.	Seek to incentivize employees and executives to engage in conduct that will improve the performance of their companies by voting for non-abusive compensation plans (including equity-based compensation plans, performance based executive compensation plans and director compensation plans);
4.	Seek to protect shareholders’ rights by voting for changes in corporate governance structure only if they are consistent with the shareholders’ interests;
5.	Vote against shareholder proposals affecting the day-to-day management of a company or policy decisions related to political, social or environmental issues. However, on a case by case basis, Glass Lewis may support proposals that are designed to protect shareholder value in circumstances where Boards of Directors and management have not adequately monitored, disclosed and addressed material environmental or social risks. Glass Lewis will also generally support those shareholder proposals that protect and enhance important shareholder rights, promote director accountability or seek to improve compensation practices.
Glass Lewis’s ESG guidelines overlay the above standard proxy voting guidelines with an additional level of analysis designed for clients seeking to vote consistent with widely-accepted enhanced environmental, social and governance practices.
Bailard, Inc. will vote a proxy if it determines that Glass Lewis cannot make impartial recommendations under the Guidelines with respect to an issuer with which Glass Lewis has a conflict of interest. Bailard, Inc. may also vote a proxy if it determines that having a proxy voted by Glass Lewis in accordance with the Guidelines is not in a client’s best interest. Should a circumstance arise where Bailard, Inc. would have to vote a proxy that poses a material conflict of interest for Bailard, Inc., Bailard, Inc. will not vote the proxy because it believes the cost of voting would be larger than any benefit to its clients.
Proxies will not be voted when the shareholder would be blocked from trading while a vote is pending (in certain foreign countries), when the securities are not available for voting because the client has loaned them to a third party, when Bailard, Inc. determines that the cost of voting outweighs the benefit, when a client does not wish to divulge information that is required for proxies of certain foreign securities to be voted, when proxies are received too late to be properly processed, and when proxies have not been translated into English.
BLACKROCK INVESTMENT MANAGEMENT, LLC
The Company has adopted, as its proxy voting policies for each Fund for which BLACKROCK INVESTMENT MANAGEMENT, LLC acts as subadvisor (“each Fund”), the proxy voting guidelines of BLACKROCK INVESTMENT MANAGEMENT LLC. The Company has delegated to BLACKROCK INVESTMENT MANAGEMENT, LLC the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BLACKROCK INVESTMENT MANAGEMENT, LLC’s role in implementing such guidelines.
BLACKROCK INVESTMENT MANAGEMENT, LLC votes (or refrains from voting) proxies for each Fund in a manner that BLACKROCK INVESTMENT MANAGEMENT, LLC, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BLACKROCK INVESTMENT MANAGEMENT, LLC may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BLACKROCK INVESTMENT MANAGEMENT, LLC’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BLACKROCK INVESTMENT MANAGEMENT, LLC recalling loaned securities in order to ensure they are voted. Periodically, BLACKROCK INVESTMENT MANAGEMENT, LLC analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BLACKROCK INVESTMENT MANAGEMENT, LLC will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BLACKROCK INVESTMENT MANAGEMENT, LLC’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BLACKROCK INVESTMENT MANAGEMENT, LLC may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BLACKROCK INVESTMENT MANAGEMENT, LLC votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund’s affiliates (if any), BLACKROCK INVESTMENT MANAGEMENT, LLC or BLACKROCK INVESTMENT MANAGEMENT, LLC’s affiliates. When voting proxies, BLACKROCK INVESTMENT MANAGEMENT, LLC attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. For more information see BLACKROCK INVESTMENT MANAGEMENT, LLC’s proxy voting guidelines and principles at https://www.blackrock.com/corporate/about-us/investment-stewardship#guidelines.
BLACKROCK INVESTMENT MANAGEMENT, LLC maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BLACKROCK INVESTMENT MANAGEMENT, LLC or BLACKROCK INVESTMENT MANAGEMENT, LLC’s affiliates (if any) from having undue influence on BLACKROCK INVESTMENT MANAGEMENT, LLC’s proxy voting activity. In certain instances, BLACKROCK INVESTMENT MANAGEMENT, LLC may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BLACKROCK INVESTMENT MANAGEMENT, LLC with instructions as to how to vote such proxies. In the latter case, BLACKROCK INVESTMENT MANAGEMENT, LLC votes the proxy in accordance with the independent fiduciary’s determination.
BROWN CAPITAL MANAGEMENT, INC.
PROXY VOTING
Policy
Where contractually obligated, Brown Capital Management, LLC, (BCM) as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Proxies are voted on a best efforts basis. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
In order to facilitate this proxy voting process, BCM utilizes Glass Lewis & Co. a recognized leader in proxy voting and corporate governance areas to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. The BCM operations team monitors corporate actions and investment staff through information received from Advent's corporate actions module or custodian banks. Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting BCM directly. Investors in the Brown Capital Management Family of Funds (individually “Fund” or collectively “Funds”) may request a copy of this policy or the Fund’s proxy voting record upon request, without charge, by calling Alps Fund Services at 1-800-773-3863, by reviewing the Fund’s website, if applicable, or by reviewing filings available on the SEC’s website at www.sec.gov.

Glass Lewis & Co.
Glass Lewis & Co. is a leading research and professional services firm assisting institutions globally that have investment, financial or reputational exposure to public companies. The firm provides research and analysis that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. BCM subscribes to the Glass Lewis Standard Voting Policy. These services, provided to BCM, include in-depth research, analysis, and voting recommendations. Members of BCM’s investment staff individually determine how each proxy ballot is voted. Glass Lewis's research, analysis, and voting recommendations are utilized as a guideline only. When specifically directed by a client with a separately managed account, BCM will vote as requested.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Responsibility
The Chief Compliance Officer (CCO) and Director of Portfolio & Mutual Fund Operations (DPMFA) have the responsibility for creating, amending and monitoring our proxy voting policy. The CCO is responsible for implementing the proxy procedures, practices and recordkeeping.
Procedure
BCM has adopted procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which are as follows:
Voting Procedures
The BCM administrative staff coordinates the physical voting process and recordkeeping of votes at both the broader company and individual account levels through the Glass Lewis & Co.'s View Point system.
The CCO or designee follows the following process in voting proxies on a daily basis:
a.	Sends holdings to Glass Lewis for all accounts in the proxy group,
b.	Obtains and prints pending proxy ballots from Glass Lewis website,
c.	Performs a reconciliation of Glass Lewis ballots against BCM accounting records to ensure a ballot exists for each eligible client,
d.	Contacts Glass Lewis to research missing ballots and/or the custodian bank,
e.	Ungroups any terminated clients from ballot to insure accurate voting,
f.	Distributes pending ballots to designated Portfolio Managers (PMs) for voting,
g.	Votes ballots on-line according to designated PMs instructions,
h.	Generates voted ballot report along with all backup materials, reviews and scans to the System,
i.	Maintains a current list of active accounts for proxy voting based on email notification from portfolio administrators of new and terminated clients.
j.	Notifies Glass Lewis and the custodian bank of all client changes and new clients to ensure accuracy of client lists.
k.	Completes the Missing Ballot Form for proxies that are not voted for clients, submits for approval to CCO or designee, and maintains in a missing ballot folder. Submits copy to the CCO or designee.

Portfolio Managers
a.	PMs vote the proxy, sign the ballot and make any notes that would reflect votes against management/Glass Lewis and returns to CCO or designee Proxy review form for specific clients should be checked and signed by Portfolio Manager.
Reporting
a.	Glass Lewis provides quarterly detailed voted ballots. These reports are sent to clients as requested or upon contractual agreement.
b.	CCO or designee shall distribute appropriate proxy voting reports to portfolio administrators upon request.
Monitoring
a.	The CCO or designee reviews all ballots to ensure proper voting.
Policies Prohibiting Voting of Proxies
BCM attempts to vote all proxies for clients where voting authority has been granted BCM by the client. However, in some circumstances BCM may not vote some proxies:
a.	Shares in a stock loan program,
b.	Proxies for securities held in an unsupervised portion of a client’s account,
c.	Proxies that are subject to blocking restrictions,
d.	Proxies that require BCM to travel overseas in order to vote,
e.	Proxies that are written in a language other than English.
Disclosure
a.	BCM provides information in its disclosure document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how BCM voted clients’ proxies, and that clients may request a copy of these policies and procedures.
b.	When BCM is contractually obligated to vote proxies for a new client, the MRSA ensures that each new client receives the current proxy policy.
Client Requests for Information
a.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to proxy coordinator.
b.	The CCO or designee retains client proxy reports on BCM’s computer system. Requested documents are sent via e-mail to the appropriate portfolio administrator, who forwards to the client.
Voting Guidelines
While BCM’s policy is to review each proxy proposal on its individual merits, BCM has adopted guidelines for certain types of matters to assist the investment staff in the review and voting of proxies. These guidelines are:
Corporate Governance
a.	Election of Directors and Similar Matters
In an uncontested election, BCM will generally vote in favor of management’s proposed directors. In a contested election, BCM will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s board of directors, BCM will review any contested proposal on its merits.

b.	Audit Committee Approvals
BCM generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. BCM will generally vote to ratify management’s recommendation and selection of auditors.
c.	Shareholder Rights
BCM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.
d.	Anti-Takeover Measures, Corporate Restructuring's and Similar Matters
BCM may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company stock.
e.	Capital Structure Proposals
BCM will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.
Compensation
a.	General
BCM generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, BCM generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. BCM may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.
b.	Stock Option Plans
BCM evaluates proposed stock option plans and issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, BCM may consider, without limitation, the potential dilutive effect on shareholders’ shares, the potential short- and long-term economic effects on the company and shareholders and the actual terms of the proposed options.
Corporate Responsibility and Social Issues
The investment staff’s review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The investment staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the investment staff will direct that the proxy issue BCM may vote against corporate responsibility and social issue proposals that BCM believes will have substantial adverse economic or other effects on a company, and BCM may vote for corporate responsibility and social issue proposals that BCM believes will have substantial positive economic or other effects on a company. BCM reserves the right to amend and revise this policy without notice at any time.
Conflicts of Interest
The investment staff's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The investment staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the investment staff will direct that the proxy issue must be voted in accordance with Glass Lewis recommendations. In the event Glass Lewis is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the investment staff will defer the decision to the fund’s proxy voting committee, which is made up of independent trustees. Decisions made by the fund’s proxy voting committee will be used to vote proxies for the fund. For securities not held by a fund, or Glass Lewis is unable to make a recommendation then BCM will either disclose the conflict to the client and obtain its consent before voting or suggest that the client engage another party to determine how the proxies should be voted.
Another conflict of interest could occur should BCM consider either Ontario Teachers’ Pension Plan or Alberta Investment Management Corp. as a client as both entities have an ownership interest in Glass Lewis. If you become aware of this situation, contact the CCO immediately.
Recordkeeping
The CCO or designee retains the following proxy records in accordance with the SEC’s five-year retention requirement.
a.	Proxy voting policies and procedures,
b.	Proxy statements received for client securities,
c.	Records of votes cast on behalf of clients,
d.	Records of client requests for proxy voting information and written responses by BCM are maintained in the client's correspondence folder,
e.	Documents prepared by BCM that were material to making a proxy voting decision or memorialize the basis for the decisions.
All such records are maintained as required by applicable laws and regulations.
DIAMOND HILL CAPITAL MANAGEMENT, INC.
Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Act”), make it a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.
In order to fulfill its responsibilities under the Act, Diamond Hill Capital Management, Inc. (hereinafter “we” or “us” or “our”) has adopted the following Proxy Voting Policy, Procedures and Guidelines (the “Proxy Policy”) with regard to companies in our clients’ investment portfolios.
Key Objective
The key objective of our Proxy Policy is to maximize the value of the securities held in our clients’ portfolios. These policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While ordinary business matters are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, we also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.
Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:
Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.
Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Each company should provide timely disclosure of important information about its business operations and financial performance to enable investors to evaluate the company’s performance and to make informed decisions about the purchase and sale of the company’s securities.
Decision Methods
Clients may retain the right to vote on shareholder proposals concerning stocks that we have bought on the client’s behalf. This is a perfectly reasonable request and we will not be offended if a client chooses to vote the shares. In addition, we will not vote the proxy for shares held in a client’s account where we do not have investment authority over the shares. The client can instruct the custodian to forward proxy materials from these issuers directly to the client for voting. Where clients have voting authority we encourage them to exercise their right by conscientiously voting all the shares owned.
Our recommendation, however, is that clients delegate the responsibility of voting on shareholder matters to us. Many clients recognize that good corporate governance and good investment decisions are complementary. Often, the investment manager is uniquely positioned to judge what is in the client’s best economic interest regarding shareholder proposals. Additionally, we can vote in accordance with a client’s wishes on any individual issue or shareholder proposal. Personally, we might believe that implementation of this proposal will diminish shareholder value, but the vote will be made in the manner the client directs. We believe clients are entitled to a statement of our principles and an articulation of our process when we make investment decisions and similarly, we believe clients are entitled to an explanation of our voting principles, as both ultimately affect clients economically.
We have developed the guidelines outlined below to guide our proxy voting. In addition, we generally believe that the investment professionals involved in the selection of securities are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, the portfolio management team whose strategy owns the shares has the authority to override the guidelines. Also, where the guidelines indicate that an issue will be analyzed on a case-by-case basis or for votes that are not covered by the Proxy Policy, the portfolio management team whose strategy owns the shares has final authority to direct the vote. In special cases, we may seek insight from a variety of sources on how a particular proxy proposal will affect the financial prospects of a company then vote in keeping with our primary objective of maximizing shareholder value over the long term.
Voting to maximize shareholder value over the long term may lead to an unusual circumstance of votes on the same issue held by different clients may not be the same. For instance, the Small Cap Fund may own a company that is the subject of a takeover bid by a company owned in the Large Cap Fund. Analysis of the bid may show that the bid is in the best interest of the Large Cap Fund but not in the best interest of the Small Cap Fund; therefore the Large Cap Fund may vote for the merger whereas the Small Cap Fund may vote against it.
In addition, when securities are out on loan, our clients collectively hold a significant portion of the company’s outstanding securities, and we learn of a pending proxy vote enough in advance of the record date, we will perform a cost/benefit analysis to determine if there is a compelling reason to recall the securities from loan to enable us to vote.
Conflicts Of Interest
Conflicts of interest may arise from various sources. They may be due to positions taken by clients that are perceived by them to be in their own best interests, but are inconsistent with our primary objective of maximizing shareholder value in the long run. We encourage clients who have their own objectives that differ from ours to notify us that they will vote their proxies themselves, either permanently or temporarily. Otherwise, we will vote their shares in keeping with this Proxy Policy.
In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. For example, we might manage money for a plan sponsor and that company’s securities may be held in client investment portfolios. The potential for conflict of interest is imminent since we now would have a vested interest to acquiesce to company management’s recommendations, which may not be in the best interests of clients. Another possible scenario could arise if we held a strong belief in a social cause and felt obligated to vote in this manner, which may not be best for clients. In cases of conflicts of interest that impede our ability to vote, we will refrain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes. In the case of the mutual funds under our management, we will forward the proxy material to the independent trustees or directors if we are the investment adviser or to the investment adviser if we are the sub-adviser.

Recordkeeping
We will maintain records documenting how proxies were voted. In addition, when we vote contrary to the Proxy Policy or for votes that the Proxy Policy indicates will be analyzed on a case-by-case basis or for votes that are not covered by the Proxy Policy, we will document the rationale for our vote. We will maintain this documentation in accordance with the requirements of the Act and we will provide this information to a client who held the security in question upon the client’s request.
Proxy Voting Principles
1)  We recognize that the right to vote a proxy has economic value.
All else being equal, a share with voting rights is worth more than a share of the same company without voting rights. (Sometimes, investors may observe a company with both a voting class and a non-voting class in which the non-voting class sells at a higher price than the voting, the exact opposite of the expected result described above; typically, this can be attributed to the voting class being relatively illiquid.) Thus, when you buy a share of voting stock, part of the purchase price is for the right to vote in matters concerning your company. If you do not exercise that right, you paid more for that stock than you should have.
2)  We recognize that we incur additional fiduciary responsibility by assuming this proxy voting right.
In general, acting as a fiduciary when dealing with the assets of others means being held to a higher than ordinary standard in each of the following aspects:
Loyalty - We will act only in the best interest of the client. Furthermore, the duty of loyalty extends to the avoidance of conflicts of interest and self-dealing.
Care - We will carefully analyze the issues at hand and bring all the skills, knowledge, and insights a professional in the field is expected to have in order to cast an informed vote.
Prudence - We will make the preservation of assets and the earning of a reasonable return on those assets primary and secondary objectives as a fiduciary.
Impartiality - We will treat all clients fairly.
Discretion - We will keep client information confidential. Information concerning client-specific requests is strictly between the client and us.
3)  We believe that a corporation exists to maximize the value for shareholders.
Absent a specific client directive, we will always vote in the manner (to the extent that it can be determined) that we believe will maximize the share price, and thus shareholder value, in the long-term.
4)  We believe conscientious proxy voting can result in better investment performance.
The presence of an owner-oriented management is a major consideration in many of our investment decisions. As a result, we typically would not expect to find ourselves at odds with management recommendations on major issues. Furthermore, we do not anticipate entering a position intending to be shareholder activists. Yet, cases will arise in which we feel the current management or management’s current strategy is unlikely to result in the maximization of shareholder value. So why would we own the stock? One reason might be that the stock price is at such a significant discount to intrinsic value that the share price need not be “maximized” for us to realize an attractive return. Another reason may be that we believe management will soon face reality and alter company strategy when it becomes apparent that a new strategy is more appropriate. Additionally, we may disagree with management on a specific issue while still holding admiration for a company, its management, or its corporate governance in general. We do not subscribe to the “If you don’t like management or its strategy, sell the stock” philosophy in many instances.

5)  We believe there is relevant and material investment information contained in the proxy statement. Close attention to this document may reveal insights into management motives, aid in developing quantifiable or objective measures of how a company has managed its resources over a period of time, and, perhaps most importantly, speak volumes about a “corporate culture”.
Proxy Voting Guidelines
Each proposal put to a shareholder vote is different. As a result, each must be considered individually, however, there are several issues that recur frequently in U.S. public companies. Below are brief descriptions of various issues and our position on each. Please note that this list is not meant to be all-inclusive. In the absence of exceptional circumstances, we generally will vote in this manner on such proposals.
I.	Corporate Governance Provisions
A.	Board of Directors
The election of the Board of Directors (the “Board”) is frequently viewed as a “routine item”. Yet, in many ways the election of the Board is the most important issue that comes before shareholders. Inherent conflicts of interest can exist between shareholders (the owners of the company) and management (who run the company). At many companies, plans have been implemented attempting to better align the interests of shareholders and management, including stock ownership requirements and additional compensation systems based on stock performance. Yet, seldom do these perfectly align shareholder and management interests. An independent Board serves the role of oversight on behalf of shareholders. For this reason, we strongly prefer that the majority of the Board be comprised of independent (also referred to as outside or non-affiliated) directors. Furthermore, we also strongly prefer that key committees be comprised entirely of outside directors.
1.	Cumulative Voting
Cumulative voting allows the shareholders to distribute the total number of votes they have in any manner they wish when electing directors. In some cases, this may allow a small number of shareholders to elect a minority representative to the corporate board, thus ensuring representation for all sizes of shareholders. Cumulative voting may also allow a dissident shareholder to obtain representation on the Board in a proxy contest.
To illustrate the difference between cumulative voting and straight voting, consider the John Smith Corporation. There are 100 total shares outstanding; Jones owns 51 and Wilson owns 49. Three directors are to be elected. Under the straight voting method, each shareholder is entitled to one vote per share and each vacant director’s position is voted on separately. Thus, Jones could elect all the directors since he would vote his 51 shares for his choice on each separately elected director. Under the cumulative voting method, each shareholder has a total number of votes equal to the number of shares owned times the number of directors to be elected. Thus, Jones has 153 votes (51 X 3 = 153) and Wilson has 147 votes (49 X 3). The election of all directors then takes place simultaneously, with the top three vote recipients being elected. Shareholders may group all their votes for one candidate. Thus, Wilson could vote all 147 of his votes for one candidate. This will ensure that Wilson is able to elect at least one director to the board since his candidate is guaranteed to be one of the top three vote recipients.
Since cumulative voting subjects management to the disciplinary effects of outside shareholder involvement, it should encourage management to maximize shareholder value and promote management accountability. Thus, we will vote FOR proposals seeking to permit cumulative voting.
2.	Majority vs Plurality Voting
In evaluating majority voting vs. plurality voting we will vote on a case-by-case basis. A majority vote requires a candidate to receive support from a majority of votes cast to be elected. Plurality voting, on the other hand, provides that the winning candidate only garner more votes than a competing candidate. If a director runs unopposed under a plurality voting standard, he or she needs only one vote to be elected, so an “against” vote is meaningless. We feel that directors should be elected to the board by a majority vote simply because it gives us a greater ability to elect board candidates that represent our clients’ best interest. However, in the case where a company adopts a provision in which a board candidate receives more AGAINST votes than FOR votes is required to tender his or her resignation, there is less reason to vote in favor of a majority vote standard.

3.	Election of Directors (Absenteeism)
Customarily, schedules for regular board and committee meetings are made well in advance. A person accepting a nomination for a directorship should be prepared to attend meetings. A pattern of high absenteeism (less than 75% attendance) raises sufficient doubt about that director’s ability to effectively represent shareholder interests and contribute experience and guidance to the company. While valid excuses for absences (such as illness) are possible, these are not the norm. Schedule conflicts are not an acceptable reason for absenteeism since it suggests a lack of commitment or an inability to devote sufficient time to make a noteworthy contribution. Thus, we will WITHHOLD our vote for (or vote AGAINST, if that option is provided) any director with a pattern of high absenteeism.
4.	Classified Boards
A classified Board separates directors into more than one class, with only a portion of the full Board standing for election each year. For example, if the John Smith Corporation has nine directors on its Board and divides them into three classes, each member will be elected for a term of three years with elections staggered so that only one of the three classes stands for election in a given year. A non-classified Board requires all directors to stand for election every year and serve a one-year term.
Proponents of classified Boards argue that by staggering the election of directors, a certain level of continuity and stability is maintained. However, a classified Board makes it more difficult for shareholders to change control of the Board. A classified Board can delay a takeover advantageous to shareholders yet opposed by management or prevent bidders from approaching a target company if the acquirer fears having to wait more than one year before gaining majority control.
We will vote FOR proposals seeking to declassify the Board and AGAINST proposals to classify the Board.
5.	Inside versus Independent (or Non-Affiliated) Directors
We will vote FOR shareholder proposals asking that Boards be comprised of a majority of independent directors.
We will vote FOR shareholder proposals seeking Board nominating committees be comprised exclusively of independent directors.
We will WITHHOLD votes for (or vote AGAINST, if that option is provided) directors who may have an inherent conflict of interest, such as due to receipt of consulting fees from a corporation (affiliated outsiders) if the fees are significant or represent a significant percent of the director's income.
B.	Confidential Voting
In a system of confidential voting, individual shareholder’s votes are kept confidential. Management and shareholders are only told the vote total. This eliminates the pressure placed on investors to vote with management, especially in cases when a shareholder would desire a business relationship with management. We will vote FOR proposals seeking confidential voting.
C.	Supermajority Votes
Most state corporation laws require that mergers, acquisitions, and amendments to the corporate bylaws or charter be approved by a simple majority of the outstanding shares. A company may, however, set a higher requirement for certain corporate actions. We believe a simple majority should be enough to approve mergers and other business combinations, amend corporate governance provisions, and enforce other issues relevant to all shareholders. Requiring a supermajority vote entrenches management and weakens the governance ability of shareholders. We will vote AGAINST management proposals to require a supermajority vote to enact these changes. In addition, we will vote FOR shareholder proposals seeking to lower supermajority vote requirements.

D.	Shareholder Rights Plans (Poison Pills)
Shareholder rights plans are corporate-sponsored financial devices designed with provisions that, when triggered by a hostile takeover bid, generally result in either: (1) dilution of the acquirer’s equity holdings in the target company; (2) dilution of the acquirer’s voting rights in the target company; or (3) dilution of the acquirer’s equity interest in the post-merger company. This is typically accomplished by distributing share rights to existing shareholders that allow the purchase of stock at a fixed price should a takeover attempt occur.
Proponents of shareholder rights plans argue that they benefit shareholders by forcing potential acquirers to negotiate with the target company’s Board, thus protecting shareholders from unfair coercive offers and often leading to higher premiums in the event of a purchase. Obviously, this argument relies on the assumption of director independence and integrity. Opponents claim that these plans merely lead to the entrenchment of management and discourage legitimate tender offers by making them prohibitively expensive.
We will evaluate these proposals on a case-by-case basis. However, we generally will vote AGAINST proposals seeking to ratify a poison pill in which the expiration of the plan (sunset provision) is unusually long, the plan does not allow for the poison pill to be rescinded in the face of a bona fide offer, or the existing management has a history of not allowing shareholders to consider legitimate offers. Similarly, we generally will vote FOR the rescission of a poison pill where these conditions exist.
We will vote FOR proposals requiring shareholder rights plans be submitted to shareholder vote.
II.	Compensation Plans
Management is an immensely important factor in the performance of a corporation. Management can either create or destroy shareholder value depending on the success it has both operating the business and allocating capital. Well-designed compensation plans can prove essential in setting the right incentives to enhance the probability that both operations and capital allocation are conducted in a rational manner. Ill- designed compensation plans work to the detriment of shareholders in several ways. For instance, there may be outsized compensation for mediocre (or worse) performance, directly reducing the resources available to the company, or misguided incentives could cloud business judgment. Given the variations in compensation plans, most of these proposals must be considered on a case-by-case basis.
A.	Non-Employee Directors
As directors take a more active role in corporate governance, compensation is becoming more performance-based. In general, stock-based compensation will better tie the interests of directors and shareholders than cash-based compensation. The goal is to have directors own enough stock (directly or in the form of a stock derivative) that when faced with a situation in which the interests of shareholders and management differ, rational directors will have incentive to act on behalf of shareholders. However, if the stock compensation or ownership is excessive (especially if management is viewed as the source for this largesse), the plan may not be beneficial.
We will vote FOR proposals to eliminate retirement plans and AGAINST proposals to maintain or expand retirement packages for non-employee directors.
We will vote FOR proposals requiring compensation of non-employee directors to be paid at least half in company stock.
B.	Incentive Compensation subject to Section 162(m)
The Omnibus Budget and Reconciliation Act of 1993 prohibits the deductibility of executive compensation of more than $1 million. The intention was to slow the rise in executive compensation (whether the rise could be economically justified or was “bad” per se is a separate question) and to tie more of the future compensation to performance. However, the law provided exemptions to this $1 million limit in certain circumstances. Included in this exemption was compensation above $1 million that was paid on account of the attainment of one or more performance goals. The IRS required the goals to be established by a compensation committee comprised solely of two or more outside directors. Also, the material terms of the compensation and performance goals must be disclosed to shareholders and approved. The compensation committee must certify that the goals have been attained before any payment is made.

The issue at hand is the qualification for a tax deduction, not whether the executive deserves more than $1 million per year in compensation.
We will vote FOR any such plan submitted for shareholder approval. Voting against an incentive bonus plan is fruitless if the practical result will be to deny the company, and ultimately its shareholders, the potential tax deduction.
C.	Stock Incentive Plans
Stock compensation programs can reward the creation of shareholder value through high payout sensitivity to increases in shareholder value. Of all the recurring issues presented for shareholder approval, these plans typically require the most thorough examination for several reasons. First, their economic significance is large. Second, the prevalence of these plans has grown and is likely to persist in the future. Third, there are many variations in these plans. As a result, we must consider any such plan on a case-by- case basis. However, some general comments are in order.
We recognize that options, stock appreciation rights, and other equity-based grants (whether the grants are made to directors, executive management, employees, or other parties) are a form of compensation. As such, there is a cost to their issuance and the issue boils down to a cost-benefit analysis. If the costs are excessive, then the benefit will be overwhelmed. Factors that are considered in determining whether the costs are too great (in other words, that shareholders are overpaying for the services of management and employees) include: the number of shares involved, the exercise price, the award term, the vesting parameters, and any performance criteria. Additionally, objective measures of company performance (which do not include short-term share price performance) will be factored into what we consider an acceptable amount of dilution. We will also consider past grants in our analysis, as well as the level of the executives’ or directors’ cash compensation.
We will look particularly closely at companies that have repriced options. Repricing stock options may reward poor performance and lessen the incentive such options are supposed to provide. In cases where there is a history of repricing stock options, we will vote AGAINST any plan not expressly prohibiting the future practice of option repricing.
D.	Say-on-Pay
The Securities and Exchange Commission adopted rules on Jan. 25, 2011 which implement requirements in Section 951 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which amends the Securities Exchange Act of 1934. The rules concern three separate non-binding shareholder votes on executive compensation:
(1)   Say-on-Pay Votes. The new rule requires public companies subject to the proxy rules to provide their shareholders with an advisory vote on the compensation of the most highly compensated executives. Say-on-pay votes must be held at least once every three years. As stated above, support for or against executive compensation will be determined on a case-by-case basis.
(2)   Frequency Votes. These companies also are required to provide their shareholders with an advisory vote on how often they would like to be presented with the say-on-pay votes – every year, every second year, or every third year. In voting on the frequency of the say-on-pay, we believe that a TRIENNIAL vote is appropriate due to the fact that say-on-pay is a non-binding advisory vote and more frequent votes could reduce the Board’s strategic focus on the business. A three-year time horizon allows the Board to make well-informed decisions regarding executive compensation, evaluate the effectiveness of executive compensation, and increase time spent focusing on long-term shareholder value creation.
(3)   Golden Parachute Disclosures and Votes. These companies are also required to disclose compensation arrangements and understandings with highly compensated executive officers in connection with an acquisition or merger. In certain circumstances, these companies also are required to conduct a shareholder vote to approve the golden parachute compensation arrangements. We have a bias against golden parachutes, but since each merger or acquisition presents unique facts and circumstances, we will determine our votes on golden parachutes on a case-by case basis.

III.	Capital Structure, Classes of Stock, and Recapitalizations
A.	Common Stock Authorization
Corporations increase the supply of common stock for a variety of ordinary business reasons including: to raise new capital to invest in a project; to make an acquisition for stock; to fund a stock compensation program; or to implement a stock split or stock dividend. When proposing an increase in share authorization, corporations typically request an amount that provides a cushion for unexpected financing needs or opportunities. However, unusually large share authorizations create the potential for abuse. An example would be the targeted placement of a large number of common shares to a friendly party in order to deter a legitimate tender offer. Thus, we generally prefer that companies present for shareholder approval all requests for share authorizations that extend beyond what is currently needed, and indicate the specific purpose for which the shares are intended. Generally, we will vote AGAINST any proposal seeking to increase the total number of authorized shares to more than 120% of the current outstanding and reserved but unissued shares, unless there is a specific purpose for the shares with which we agree.
For example, suppose a company has a total share authorization of 100 million. Of the 100 million, 85 million are issued and outstanding and an additional 5 million are reserved but unissued. We would vote against any proposal seeking to increase the share authorization by more than 8 million shares (Total allowable authorization: 1.2 X 90 =108 million; Current authorization: 100 million).
B.	Unequal Voting Rights (Dual Class Exchange Offers/ Dual Class Recapitalizations)
Proposals to issue a class of stock with inferior or even no voting rights are sometimes made. Frequently, this class is given a preferential dividend to coax holders to cede voting power. In general, we will vote AGAINST proposals to authorize or issue voting shares without full voting rights on the grounds that it could entrench management.
IV.	Social and Environmental Issues
Shareholder proposals relating to a company’s activities, policies, or programs concerning a particular social or environmental issue have become prevalent at annual meetings. In some cases, an attempt is made to relate a recommendation for the company’s policies and activity to its financial health. In other cases, the proposal seems tangentially related at best. These issues are often difficult to analyze in terms of their effect on shareholder value. As a result, these proposals must be considered on a case-by-case basis. In cases where we do not believe we can determine the effect, we will ABSTAIN. We will vote FOR any proposal that seeks to have a corporation change its activities or policy and we believe the failure to do so will result in economic harm to the company. Similarly, we will vote AGAINST any policy that requests a change we believe will result in economic harm.
We will vote FOR proposals seeking information that is relatively inexpensive to produce and provide, is not publicly available, and does not reveal sensitive company information that could be harmful if acquired by competitors. If these factors are present, then the issue reduces to freedom of information.
In practice, however, this is seldom the case. Frequently, shareholder proposals call for a company to conduct an exhaustive study of some issue that is only tangentially related to the company’s business interests. Further, the nature of the study proposed often deals with subjective issues in which no conclusive resolution will likely result from the study. We will vote AGAINST such proposals.
V.	Voting Foreign Securities
Voting proxies of foreign issuers can be much different than voting proxies of U.S.-domiciled companies. It can be more expensive (for instance, we could need to hire a translator for the proxy materials or, in some cases votes can only be cast in person so there would be travel costs to attend the meeting) and in some jurisdictions the shares to be voted must be sequestered and cannot be sold until the votes are cast or even until the meeting has been held. In addition, the SEC has acknowledged that in some cases it can be in an investor’s best interests not to vote a proxy, for instance, when the costs of voting outweigh the potential benefits of voting. Therefore, proxy voting for foreign issuers will be evaluated and voted, or not voted, on a case-by-case basis.

DIMENSIONAL FUND ADVISORS LP
Introduction
Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional is the parent or indirect parent company of Dimensional Fund Advisors Ltd. (“DFAL”), DFA Australia Limited (“DFAA”), Dimensional Fund Advisors Pte. Ltd. (“DFAP”) and Dimensional Japan Ltd. (“DFAJ”) and Dimensional Ireland Limited (“DIL”) (Dimensional, DFAL, DFAA, DFAP, DFAJ and DIL are collectively referred to as the “Advisors”). DFAL and DFAA are also registered as investment advisers under the Advisers Act.
The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxies relating to the underlying securities beneficially held by such clients. Also, a client may, at times, ask an Advisor to share its proxy voting policies, procedures, and guidelines without the client delegating full voting discretion to the Advisor. Depending on the client, an Advisor’s duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts or funds to the extent that relationships with such clients are subject to the Advisers Act or ERISA or the clients are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of seeking to vote (or refrain from voting) proxies in a manner consistent with applicable legal standards and in the best interests of clients, as understood by the Advisors at the time of the vote.
Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the client.
The Advisors may take social concerns into account when voting proxies for socially screened portfolios and accounts and may take environmental concerns into account when voting proxies for sustainability screened portfolios and accounts, as further described in the Guidelines. The Advisors may also take social or environmental concerns into account when voting proxies for other portfolios and accounts that do not have social or sustainability screens if the Advisors believe that a social or environmental issue may have material economic ramifications for shareholders, also as further described in the Guidelines.
The Advisors have retained certain third party proxy service providers (“Proxy Advisory Firms”) to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom the Advisors have proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. The Advisors use commercially reasonable efforts to oversee any directed delegation to Proxy Advisory Firms, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any Proxy Advisory Firms, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.
Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Corporate Governance Committee (as defined below) will consider whether the Proxy Advisory Firm: (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in consideration of the best interests of the Advisors’ clients. Such considerations may include some or all of the following: (i) periodic sampling of votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by the Advisors are being followed, (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to the Advisors, (iii) a review of the Proxy Advisory Firm’s policies and procedures, with a particular focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting the Proxy Advisory Firm to notify the Advisors if there is a change in the Proxy Advisory Firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken.
Procedures for Voting Proxies
The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to this Policy and may designate personnel of each Advisor to instruct the vote on proxies on behalf of an Advisor’s clients, such as authorized traders of the Advisors (collectively, “Authorized Persons”). The Committee may recommend changes to this Policy to seek to act in a manner consistent with the best interests of the clients.
Generally, the Advisors analyze relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor typically will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will seek to instruct such vote on the client’s proxies pursuant to the client’s guidelines.
Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. When voting (or electing to refrain from voting) proxies for clients subject to ERISA, each Advisor shall seek to consider those factors that may affect the value of the ERISA client’s investment and not subordinate the interests of the client’s participants and beneficiaries on their retirement income to unrelated objectives. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by an Advisor recalling loaned securities for voting. Each Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.
In cases where an Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to invest to seek to change or influence control of a company and do not intend to engage in shareholder activism with respect to a pending vote. If an issuer’s management, shareholders or proxy solicitors contact an Advisor with respect to a pending vote, a member of the Committee (or its delegee) may listen to such party and discuss this Policy with such party.
International Proxy Voting
While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.
With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ determinations and procedures.2 In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its client’s vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make reasonable efforts to vote such proxies.
Conflicts of Interest
Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of an Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted typically should not be affected by any conflicts of interest.
In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of Institutional Shareholder Services, Inc., a Proxy Advisory Firm (“ISS”)), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.
If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee, which will (a) determine how the vote should be cast, keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company.

Availability of Proxy Voting Information and Recordkeeping
Each Advisor will inform those clients for which it has voting authority how to obtain information from the Advisor about how it voted with respect to client securities. The Advisor will provide those clients with a summary of its proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Policy upon request. If an Advisor is registered under the Advisers Act, the Advisor will also include such information described in the preceding two sentences in Part 2A of its Form ADV.
Recordkeeping
The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and an Advisor’s responses (whether a client’s request was oral or in writing); (v) any documents prepared by an Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.
Disclosure
Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.
The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.
Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
FOOTNOTES
1	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated that it “recognizes that in some special cases voting proxies may involve out of the ordinary costs or unusual requirements, for example in the case of voting proxies on shares of certain foreign corporations. Thus, in such cases, a fiduciary should consider whether the plan’s vote, either by itself or together with the votes of other shareholders, is expected to have an effect on the value of the plan’s investment that warrants the additional cost of voting.” See Preamble to Department of Labor Interpretive Bulletin 2016-1, 81 FR 95883 (December 29, 2016).
2	If a client does not share with its Advisor information regarding the cost of voting proxies for certain non-US companies or in certain countries so that the Advisor can perform a cost benefit analysis, the Advisor will decide whether to vote proxies considering only the information on difficulties and costs that it has available.
FEDERATED INVESTMENT MANAGEMENT COMPANY
Proxy Voting Policies
The general policy of Federated Investment Management Company (the “Sub-Adviser”) is to cast proxy votes in favor of management proposals and shareholder proposals that the Sub-Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Sub-Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company’s voting securities. However, whether the Sub-Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters related to the board of directors, generally the Sub-Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer; (3) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (4) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (5) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (6) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year. In addition, the Sub-Adviser will generally vote in favor of (7) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (8) shareholder proposals to declassify the board of directors; (9) shareholder proposals to require a majority voting standard in the election of directors; (10) shareholder proposals to separate the roles of chairman of the board and CEO; and (11) a proposal to require a company’s audit committee to be comprised entirely of independent directors.
On other matters of corporate governance, generally the Sub-Adviser will vote in favor of: (1) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (2) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (3) a proposal to ratify the board’s selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (4) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (5) shareholder proposals to eliminate supermajority requirements in company bylaws; and (6) shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors. The Sub-Adviser will generally withhold support from shareholder proposals to grant shareholders the right to act by written consent, especially if they already have the right to call a special meeting.
On environmental and social matters, generally the Sub-Adviser will vote in favor of shareholder proposals calling for (1) enhanced disclosure of the company’s approach to mitigating climate change and other environmental risks; (2) managing risks related to manufacturing or selling certain products, such as guns and opioids; (3) monitoring gender pay equity; and (4) achieving and maintaining diversity on the board of directors. Generally the Sub-Adviser will not support shareholder proposals calling for limitations on political activity by the company, including political contributions, lobbying, and memberships in trade associations.
On matters of capital structure, generally the Sub-Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Sub-Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Sub-Adviser will generally vote in favor of mergers, acquisitions, and sales of assets if the Sub-Advisers’ analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
In addition, the Sub-Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Sub-Adviser will not vote proxies for such shares. In addition, the Sub-Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
If proxies are not delivered in a timely or otherwise appropriate basis, the Sub-Adviser may not be able to vote a particular proxy.
Proxy Voting Procedures
The Sub-Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Sub-Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy voting service, soliciting voting recommendations from the Sub-Adviser’s investment professionals, bringing voting recommendations to the Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time, and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.
The Sub-Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Committee (a “case-by-case vote”). In some situations, such as when the Fund owning the shares to be voted is managed according to a quantitative or index strategy, the investment professionals may not have the kind of research necessary to develop a voting recommendation. In those cases, the final vote would be determined as follows. If the investment professionals managing another fund or account are able to develop a voting recommendation for the ballot question, that final voting decision would also apply to the quantitative or index Fund’s proxy. Otherwise, the final voting decision would follow the voting recommendation of the proxy voting service (see below). The foregoing notwithstanding, the Committee always has the authority to determine a final voting decision.
The Sub-Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with the Standard Voting Instructions. The Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Committee and to communicate the Committee’s final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Sub-Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Sub-Adviser. This may occur where a significant business relationship exists between the Sub-Adviser (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”

The Sub-Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Sub-Adviser or its affiliates have influenced proxy votes. Any employee of the Sub-Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Sub-Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Sub-Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Sub-Adviser voted as it did.
In certain circumstances it may be appropriate for the Sub-Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, generally the Sub-Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Sub-Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Sub-Adviser will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Sub-Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders’ meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest. In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Sub-Adviser will take the following steps:
•A due diligence team made up of employees of the Sub-Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
• Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.

Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the SEC’s website at www.sec.gov.
GENEVA CAPITAL MANAGEMENT LLC (“Geneva”)
PROXY VOTING POLICIES AND PROCEDURES
Because of the increasing complexity with regards to proxy voting, Geneva has engaged an independent proxy voting service, Glass Lewis & Co. (“Glass Lewis”), to research proxy proposals, provide in-depth analysis, provide voting recommendations on each ballot issue, and administer client proxy votes. Glass Lewis is responsible for coordinating with the clients’ custodians to ensure that all proxy materials received by the custodians are processed in a timely fashion. In addition, Glass Lewis is responsible for maintaining copies of all proxy statements received from issuers and to promptly provide such materials to Geneva upon request.
With respect to the voting of proxies on behalf of all clients advised by Geneva, for which Geneva has voting responsibility, and the keeping of records relating to proxy voting, Geneva believes proxies should be voted consistent with the best interests of Geneva’s clients. Geneva views proxy voting as a mechanism for shareholders to protect and promote shareholder wealth. Accordingly, Geneva seeks to vote proxies in a manner designed to maximize the economic value of the clients’ investment. In addition, Geneva will abide by specific voting guidelines on certain policy issues as requested by particular Clients on a case by case basis.
Geneva has adopted Glass Lewis’ Proxy Paper Guidelines (“Guidelines”) as well as Glass Lewis’ Taft Hartley Addendum (“Addendum”) for those clients that request the Addendum, to determine how each issue on proxy ballots is to be voted. When instructed by a client, the Addendum will be utilized. The Guidelines and the Addendum are incorporated, and a copy of the Guidelines and Addendum, as revised from time to time, are maintained with Geneva’s proxy voting records. Geneva has determined that the Guidelines are consistent with the Guiding Principles described above, and has instructed Glass Lewis to vote in accordance with the Guidelines or the Addendum, as applicable, unless one of the following conditions apply:
Override Glass Lewis. Geneva’s Investment Strategy Group (“ISG”) has decided to override the Glass-Lewis vote recommendation for a client based on its determination that the client would best be served with a vote contrary to the Glass Lewis recommendation. Such decision will be documented by Geneva and communicated to Glass Lewis; or
M&A Proposals. On matters involving mergers, acquisitions and proxy contests, Geneva will determine how to vote the proxies and direct Glass Lewis accordingly; or
No Recommendation. Glass Lewis does not provide a vote recommendation, in which case Geneva will determine how a particular issue should be voted. In these instances, Geneva, through its ISG, will document the reason(s) used in determining a vote and communicate Geneva’s voting instruction to Glass Lewis.
LOGAN CAPITAL MANAGEMENT, INC. (“LOGAN CAPITAL”)
Logan Capital has authority and responsibility to vote proxies, related to the corporate issuers of securities in which client’s assets are invested, for all accounts governed by the Employee Retirement Income Security Act (ERISA), unless the Plan Sponsor has specifically assigned, in writing, another authority to take on those duties. For all other clients, we do not have authority and responsibility to vote proxies with respect to issuers of securities in which the client’s assets may be invested, unless the client has specifically authorized and instructed us in writing to do so. In the event that a client’s custodian submits proxy votes electronically to our Broadridge account for vote processing, either individually or as part of an omnibus vote, we will consider this an instruction to vote proxies on behalf of the client.
For each client for whom we have authority and responsibility to vote proxies, we have engaged the firms of Glass Lewis and Broadridge to make voting recommendations and manage the voting process. Our general policy is to follow the voting recommendations of Glass Lewis. A summary of Glass Lewis’ proxy voting policy can be found at: http://www.glasslewis.com/solutions/proxy-paper.

On rare occasions, a particular proxy vote may pose a conflict of interest between the interests of Logan Capital and our clients. Our policy of generally following Glass Lewis’ recommendations minimizes any potential conflict. Nonetheless, should we become aware of such a conflict, our Investment Committee will review our relationship to the issuer of the security. If we determine that an actual conflict exists, we will determine whether it is still appropriate to vote in accordance with Glass Lewis’ recommendation or disclose the conflict to clients to give them the opportunity to vote the proxies themselves. Our client’s may obtain information on our procedures and how their proxies were voted by contacting us directly.
If we do not have proxy voting authority for your account, your custodian will ensure that you are set up to receive proxy ballots and other solicitations at your designated address.
LOOMIS, SAYLES & COMPANY, L.P. (“Loomis Sayles”)
Loomis Sayles uses the services of third parties (“Proxy Voting Services”) to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. One of Loomis Sayles’ Proxy Voting Services provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Services’ own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service unless Loomis Sayles’ Proxy Committee determines that the client’s best interests are served by voting otherwise. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee, either directly or by application of the policy. All nonroutine issues will be directly considered by the Proxy Committee and, when necessary, the investment professionals responsible for the fund holding the security, and will be voted in the best investment interests of the fund. All routine issues will be voted according to Loomis Sayles’ policy unless special factors require that they be considered by the Proxy Committee and, when necessary, the investment professionals responsible for the fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.
The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and updating of the Loomis Sayles’ Proxy Voting Policies and Procedures (“Procedures”), to ensure consistency with internal policies and regulatory agency policies, to review existing voting guidelines and developing of additional voting guidelines to assist in the review of proxy proposals, and to review the proxy voting process and address any general issues that relate to proxy voting, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the fund holding the security when necessary or appropriate and, periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Procedures and are cast in accordance with the clients’ best interests and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services including determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues, providing ongoing oversight of the Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients, receiving and reviewing updates from the Proxy Voting Services regarding relevant business changes or changes to the Proxy Voting Services’ conflict policies and procedures, and in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error: investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future.
Loomis Sayles has established policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have; and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event, prior to directing any vote, the Proxy Committee will make reasonable efforts to obtain and consider information, opinions and recommendations from or about the opposing position.

MELLON INVESTMENTS CORPORATION
Mellon Investments Corporation (“Mellon”) has adopted the proxy voting policy and voting guidelines of The Bank of New York Mellon Corporation’s Proxy Voting and Governance Committee (the “Committee”) which are applied to those client accounts over which it has been delegated the authority to vote proxies. Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s). In voting proxies, Mellon takes into account long-term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.
Mellon will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. Mellon will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues.
Mellon recognizes its duty to vote proxies in the best interests of its clients. Mellon seeks to avoid material conflicts of interest through its participation in the Committee, which applies detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.
Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with Mellon’s voting guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under these voting guidelines will be voted in accordance with any applicable guidelines or referred to the Committee, if the applicable guidelines so require. Proposals that cannot be categorized under these voting guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.
In evaluating proposals regarding incentive plans and restricted stock plans, the Committee typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the Committee evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The Committee generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.
NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”)
These guidelines describe how NWAM discharges its fiduciary duty to vote on behalf of client’s proxies that are received in connection with underlying portfolio securities held by NWAM’s clients (said proxies hereinafter referred to as “proxies”). NWAM understands its responsibility to process proxies and to maintain proxy records. In addition, NWAM understands its duty to vote proxies.
These Proxy Voting Guidelines reflect the general belief that proxies should be voted in a manner that serves the best economic interests of clients (to the extent, if any, that the economic interests of a client are affected by the proxy), unless otherwise directed by the client.

How Proxies Are Voted
NWAM will:
•Vote proxies received in the best interest of the client. The Enterprise Portfolio Manager (EPM) for the account holding the security will be the person that decides how to vote a proxy based on their understanding of the portfolio and applying information/research received from the other professionals within the Nationwide Investments office;
•The EPM will maintain appropriate records of proxy voting that are easily accessible by appropriate authorized persons of NWAM; and
•The Nationwide Investment’s Operations team will ensure the proxies are signed and filed with the appropriate parties with desired voting action.
In accordance with these Proxy Voting Guidelines, NWAM, and as otherwise set forth in these guidelines, shall attempt to process every vote for all domestic and foreign proxies that it receives.
Foreign Proxies
•There are situations; however, in which NWAM cannot process a proxy in connection with a foreign security (hereinafter, “foreign proxies”). For example, NWAM will not process a foreign proxy:
•if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy;
•when NWAM has not been given enough time to process the vote; or
•when a sell order for the foreign security is outstanding and, in the particular foreign country, proxy voting would impede the sale of the foreign security.
Proxy Voting for Securities Involved in Securities Lending
NWAM Clients may participate in securities lending programs. Under most securities lending arrangements, proxies received in connection with the securities on loan may not be voted by the lender (unless the loan is recalled) (i.e., proxy voting rights during the lending period generally are transferred to the borrower). NWAM believes that each Client has the right to determine whether participating in a securities lending program enhances returns. If a Client has determined to participate in a securities lending program, NWAM, therefore, shall cooperate with the Client’s determination that securities lending is beneficial to the Client’s account and shall not attempt to seek recalls for the purpose of voting proxies unless the client has provisions in place to allow for this. Consequently, it is NWAM’s policy that, in the event that NWAM manages an account for a Client that employs a securities lending program, NWAM generally will not seek to vote proxies relating to the securities on loan unless the client has provisions in place to allow for this.
Recordkeeping & Reporting
NWAM shall keep and maintain the following records and other items:
•its Proxy Voting Guidelines;
•proxy statements received regarding underlying portfolio securities held by Clients (received through Bank of New York, other custodian arrangements in place and any securities lending or sub-custody contractors);
•records of votes cast on behalf of Clients;
•Client written requests for information as to how NWAM voted proxies for said Client;
•any NWAM written responses to an oral or written request from a Client for information as to how NWAM voted proxies for the Client; and
•any documents prepared by NWAM that were material to making a decision as to how to vote proxies or that memorialized the basis for the voting decision.
These records and other items shall be maintained for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in an appropriate office of NWAM.

NATIONWIDE FUND ADVISORS
GENERAL
The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or subadviser, some of which advisers and subadvisers use an independent service provider, as described below.
Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
The proxy voting records of the Funds are available to shareholders on the Trust’s website, nationwide.com/mutual-fund-proxy-voting.jsp, and the SEC’s EDGAR database on its website, sec.gov.
HOW PROXIES ARE VOTED
NFA has delegated to Institutional Shareholder Services Inc. (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA’s Proxy Voting Committee will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall securities on loan for the purpose of voting the securities unless it is in the best interests of the applicable Fund to do so.
DELEGATION OF PROXY VOTING TO SUBADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a subadviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that subadviser. Each subadviser has provided its proxy voting policies to NFA for review and these proxy voting policies are described elsewhere in this Appendix B. Each subadviser is required to represent quarterly to NFA that (1) all proxies of the Fund(s) managed by the subadviser were voted in accordance with the subadviser’s proxy voting policies as provided to NFA and (2) there have been no material changes to the subadviser’s proxy voting policies.
ISS’ 2019 U.S. Proxy Voting Concise Guidelines
BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
General Recommendation: Generally vote for director nominees, except under the following circumstances:
Independence
Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
•Medical issues/illness;
•Family emergencies; and
•Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
•Sit on more than five public company boards; or
•Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards3.
Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.
For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company's board. Mitigating factors include:
•A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;
•The presence of a female on the board at the preceding annual meeting; or
•Other relevant factors as applicable.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
• The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
•Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•Rationale provided in the proxy statement for the level of implementation;
•The subject matter of the proposal;
•The level of support for and opposition to the resolution in past meetings;
•Actions taken by the board in response to the majority vote and its engagement with shareholders;
•The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•Other factors as appropriate.
•The board failed to act on takeover offers where the majority of shares are tendered;
•At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:
•The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
•The company's response, including:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and

•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
•The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by-case) for the following:
Problematic Takeover Defenses/Governance Structure
Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:
•The company has a poison pill that was not approved by shareholders5. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
•The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
•A classified board structure;
•A supermajority vote requirement;
•Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
•The inability of shareholders to call special meetings;
•The inability of shareholders to act by written consent;
•A multi-class capital structure; and/or
•A non-shareholder-approved poison pill.
Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
•The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
•Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
•The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•The company's ownership structure;
•The company's existing governance provisions;
•The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
•Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:
•Classified the board;
•Adopted supermajority vote requirements to amend the bylaws or charter; or
•Eliminated shareholders' ability to amend bylaws.
Problematic Governance Structure - Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:
•The level of impairment of shareholders' rights;
•The disclosed rationale;
•The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
•The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
•Any reasonable sunset provision; and
•Other relevant factors.
Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.
Restrictions on Shareholders’ Rights
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
•The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
•The non-audit fees paid to the auditor are excessive;
•The company receives an adverse opinion on the company’s financial statements from its auditor; or
•There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:
•Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices; or
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
•The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
•The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e., two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Problematic Pledging of Company Stock:
Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
•The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
•The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
•Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
•Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
•Any other relevant factors.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
•Material failures of governance, stewardship, risk oversight6, or fiduciary responsibilities at the company;
•Failure to replace management as appropriate; or
•Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
•Long-term financial performance of the company relative to its industry;
•Management’s track record;
•Background to the contested election;
•Nominee qualifications and any compensatory arrangements;
•Strategic plan of dissident slate and quality of the critique against management;
•Likelihood that the proposed goals and objectives can be achieved (both slates); and
•Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Independent Chair (Separate Chair/CEO)
General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:
•The scope of the proposal;
•The company's current board leadership structure;
•The company's governance structure and practices;
•Company performance; and
•Any other relevant factors that may be applicable.
Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.
Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.
When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.
The review of the company's governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.
ISS' performance assessment will generally consider one-, three-, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
•Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
•Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
•Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
•Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.
SHAREHOLDER RIGHTS & DEFENSES
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.
In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.
CAPITAL/RESTRUCTURING
Common Stock Authorization
General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•Past Board Performance:
•The company's use of authorized shares during the last three years;
•The Current Request:
•Disclosure in the proxy statement of the specific purposes of the proposed increase;
•Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
•The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):
•Most companies: 100 percent of existing authorized shares.
•Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
•Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
•Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.
If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
•Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
•Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
COMPENSATION
Executive Pay Evaluation
•Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
•Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
•Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

•Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
•Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
•Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices;
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
•The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
• The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
•The situation is egregious.
Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000 or Russell 3000E Indices7, this analysis considers the following:
1. Peer Group8 Alignment:
•The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
•The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
•The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2. Absolute Alignment9 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
•The ratio of performance- to time-based incentive awards;
•The overall ratio of performance-based compensation;

•The completeness of disclosure and rigor of performance goals;
•The company's peer group benchmarking practices;
•Actual results of financial/operational metrics, both absolute and relative to peers;
•Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•Realizable pay10 compared to grant pay; and
•Any other factors deemed relevant.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•Problematic practices related to non-performance-based compensation elements;
•Incentives that may motivate excessive risk-taking or present a windfall risk; and
•Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•Extraordinary perquisites or tax gross-ups;
•New or materially amended agreements that provide for:
•Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
•CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
•CIC excise tax gross-up entitlements (including “modified” gross-ups);
•Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
•Liberal CIC definition combined with any single-trigger CIC benefits;
•Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
•Any other provision or practice deemed to be egregious and present a significant risk to investors.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
•Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
•The company's response, including:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans11 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:
•Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
•SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
•Quality of disclosure around vesting upon a change in control (CIC);
•Discretionary vesting authority;
•Liberal share recycling on various award types;
•Lack of minimum vesting period for grants made under the plan;
•Dividends payable prior to award vesting.
Grant Practices:
•The company’s three-year burn rate relative to its industry/market cap peers;
•Vesting requirements in CEO’s recent equity grants (3-year look-back);
•The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
•Whether the company maintains a sufficient claw-back policy;
•Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors (“overriding factors”) apply:
•Awards may vest in connection with a liberal change-of-control definition;
•The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
•The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
•The plan is excessively dilutive to shareholders’ holdings; or
•Any other plan features are determined to have a significant negative impact on shareholder interests.
SOCIAL AND ENVIRONMENTAL ISSUES
Global Approach
Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
•If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
•The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
• Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
•If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
•Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure compared to industry peers; and
•Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure is comparable to that of industry peers; and
•There are no significant controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•Whether the company provides disclosure of year-over-year GHG emissions performance data;
•Whether company disclosure lags behind industry peers;
•The company's actual GHG emissions performance;
•The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
•Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
•The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
•The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
•The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
•The level of gender and racial minority representation that exists at the company’s industry peers;
•The company’s established process for addressing gender and racial minority board representation;
•Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
•The independence of the company’s nominating committee;
•Whether the company uses an outside search firm to identify potential director nominees; and
•Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Pay Gap
General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:
•The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
•Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and
•Whether the company's reporting regarding gender pay gap policies or initiatives is lagging its peers.
•How the company’s recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
•The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
•The company’s current disclosure of relevant lobbying policies, and management and board oversight;
•The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
•Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
•The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
•The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
•Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
FOOTNOTES
1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
3 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
5 Public shareholders only, approval prior to a company’s becoming public is insufficient.
6 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.
7 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
9 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
10 ISS research reports include realizable pay for S&P1500 companies.
11 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.
STANDARD LIFE INVESTMENTS (CORPORATE FUNDS) LIMITED (“ABERDEEN STANDARD INVESTMENTS”)
Voting is the primary method by which Aberdeen Standard Investments exercises its clients’ rights as shareholders and is the means by which boards of companies can formally be held to account. The Environmental, Social & Governance (ESG) Investment Team has oversight of all Aberdeen Standard Investments’ voting globally. Aberdeen Standard Investments votes all shares for which it has voting authority except when otherwise instructed by the beneficial owner of these shares or, where, for practical reasons (such as share-blocking), this is not appropriate.
Aberdeen Standard Investments uses its Global Voting Platform to achieve this. In doing so, Aberdeen Standard Investments uses the services of Institutional Shareholder Services (ISS), which is a reputable provider of proxy voting research and voting recommendations. Although ISS has its own voting guidelines, Aberdeen Standard Investments provides regional custom voting policies that ISS uses to provide Aberdeen Standard Investments with bespoke voting recommendations.
Aberdeen Standard Investments has implemented considered voting policies based on its ESG Principles & Policy Guidelines approved by Aberdeen Standard Investments’ board when voting the shares Aberdeen Standard Investments manages. Aberdeen Standard Investments applies its guidelines with appropriate professional care and flexibility, holding boards to account, engaging where necessary, and at all times representing the best interests of its clients.
All meeting agendas in actively managed holdings will be reviewed by a member of the ESG Investment Team or by a regional company analyst. Meeting agendas for passive and quant holdings will generally be voted in line with custom policy recommendations, with the exception of holdings in certain key indexes and corporate transactions which are referred to the ESG Investment team for review.
Aberdeen Standard Investments’ natural inclination is to support a board’s voting recommendation, but Aberdeen Standard Investments does vote its clients’ shares against resolutions that are not consistent with their best interests as shareholders or which conflict with the spirit of Investment Association (IA) or other institutional guidance. When making voting decisions in the UK, Aberdeen Standard Investments also makes use of the IA’s Institutional Voting Information Service. Aberdeen Standard Investments analyses special shareholder resolutions on a case-by-case basis and consider whether the resolution calls for action that would lead to an increase in shareholder value.

In the event that Aberdeen Standard Investments votes its clients’ shares against a resolution at a UK shareholder meeting, this decision is discussed and agreed with the investment team. Aberdeen Standard Investments will always use best endeavours to discuss this with the company beforehand and explain the reasons. Aberdeen Standard Investments also uses reasonable endeavours to do so in respect of abstentions. The purpose of such engagements is to seek to influence changes in company policy and practice. In exceptional circumstances, Aberdeen Standard Investments shall attend and speak at shareholder meetings to reinforce its views to the company’s board.
Aberdeen Standard Investments discloses all its voting records for shareholder meetings on its website, one month in arrears. Aberdeen Standard Investments’ ESG Principles and Policy Guidelines can be found on the below website.
https://www.standardlifeinvestments.com/governance_and_stewardship/what_is_corporate_
governance/principles_and_policies.html
THOMPSON, SIEGEL & WALMSLEY LLC (“TSW”)
TSW has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities, domestic and foreign, consistent with the best economic interests of its clients. TSW maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy voting policies and practices in Form ADV Part 2A. In addition, TSW reviews its policies and practices no less than annually for adequacy; to make sure they have been implemented effectively, and to make sure they continue to be reasonably designed to ensure that proxies are voted in the best interests of its clients. TSW’s policy and practice includes the responsibility to monitor corporate actions and potential conflicts of interest, receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly and timely exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
A related companion release by the SEC also adopted rule and form amendments under the Securities Act and Investment Company Act similar to the above which TSW complies with when acting as a sub-adviser to a mutual fund.
Responsibility
TSW’s Compliance Officer (Proxy Coordinator) has the responsibility for the organization and monitoring of its proxy voting policy, practices, and recordkeeping. Implementation and disclosure, including outlining its voting guidelines in its procedures, is the responsibility of the CCO and Director of Operations. TSW has retained the services of a third-party provider, Institutional Shareholder Services, Inc. (“ISS”) to assist with the proxy process. ISS is a Registered Investment Adviser under the Advisers Act. It is a leading provider of proxy voting and corporate governance services. ISS provides TSW proxy proposal research and voting recommendations and votes accounts on TSW’s behalf under the guidance of ISS’s standard voting guidelines. Those guidelines cover the following areas:
•Operational Issues
•Board of Directors
•Proxy Contests
•Anti-takeover Defenses and Voting Related Issues
•Mergers and Corporate Restructurings
•State of Incorporation

•Capital Structure
•Executive & Director Compensation
•Equity Compensation Plans
•Specific Treatment of Certain Award Types in Equity Plan Evaluations
•Other Compensation Proposals & Policies
•Shareholder Proposals on Compensation
•Social/Environmental Issues
•Consumer Issues and Public Safety
•Environment and Energy
•General Corporate Issues
•Labor Standards and Human Rights
•Military Business
•Workplace Diversity
•Mutual Fund Proxies
TSW’s Proxy Coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TSW’s general procedure regarding the voting of proxies is as follows:
Procedure
TSW has adopted various procedures and internal controls to review, monitor and ensure the Firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedures
•Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TSW retains authority to override the votes (before cut-off date) if TSW disagrees with the vote recommendation.
• The Proxy Coordinator will monitor the voting process at ISS via ISS’s Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.
•For proxies not received by ISS, TSW and ISS will make a best effort attempt to receive ballots from the clients’ custodian prior to the vote cutoff date.
•TSW is responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring. ISS will email TSW Compliance personnel to get approval when closing an account that was not directed by TSW.
•The Manager of Research Operations (Proxy Oversight Representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email. TSW has the ability to override vote instructions, and the Proxy Oversight Representative and/or Proxy Coordinator will consult with TSW’s Investment Policy Committee or product managers in these types of situations.
All domestic and foreign security proxies are voted solely in the best interest of clients on a best efforts basis. Proactive communication takes place via regular meetings with ISS’s Client Relations team.
Disclosure
TSW will provide conspicuously displayed information in its Disclosure Document summarizing this Proxy Voting policy, including a statement that clients may request information regarding how TSW voted a client’s proxies, and that clients may request a copy of these policies and procedures.
See TSW’s Form ADV, Part 2A – Item 17– Voting Client Securities
Client Requests for Information
•All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator.

•In response to any request, the Proxy Coordinator will prepare a written response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TSW voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
•TSW has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise. TSW will vote proxies when directed by non-ERISA clients. In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, TSW will vote proxies in the best interests of each particular client according to the recommended election of ISS. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TSW's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
•ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.
•ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.
•In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.
•A complete summary of ISS’s US and International voting guidelines is available at: http://www.issgovernance.com/policy
Forensic Testing Procedures
•No less than quarterly, TSW will review the ISS Proxy Exchange list of accounts voted to ensure all appropriate accounts are being voted. This will be performed by the Proxy Coordinator.
Conflicts of Interest
•TSW will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer.
•If a material conflict of interest exists, the Proxy Coordinator will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
•TSW will maintain a record of the voting resolution of any conflict of interest.
•ISS also maintains a Conflicts Policy which indicates how they address any potential conflicts of interest and is available at: http://www.issgovernance.com/compliance/due-diligence-materials
Practical Limitations Relating to Proxy Voting
TSW makes a best effort to vote proxies. In certain circumstances, it may be impractical or impossible for TSW to do so. Identifiable circumstances include:
•Limited Value: Where TSW has concluded that to do so would have no identifiable economic benefit to the client-shareholder;
•Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TSW’s judgment, outweigh the economic benefits of voting;
•Securities Lending: If securities are on loan at the record date, the client lending the security cannot vote the proxy. Because TSW generally is not aware of when a security may be on loan, it may not have the opportunity to recall the security prior to the record date; and
•Failure to receive proxy statements: TSW may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.

Recordkeeping
TSW and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
•These policies and procedures and any amendments;
•Each proxy statement that ISS receives;
•A record of each vote that ISS casts on behalf of TSW;
•Any document ISS created that was material to making a decision regarding how to vote proxies, or that memorializes that decision; and
•A copy of each written request from a client for information on how ISS voted such client’s proxies, and a copy of any written response.
Due Diligence and Error Procedures
TSW will periodically perform due diligence on ISS, focusing on the following areas:
•Adequacy of ISS’s staffing and personnel;
•Adequacy/robustness of ISS’s Policies and Procedures and review of their policies for conflict issues;
•Review of any specific conflicts ISS may have with regard to TSW;
•Review of ISS for any business changes that may affect services provided to TSW; and
•Review quarterly reporting package provided by ISS and enhance this package as necessary for any additional information that is needed.
TSW will take the following steps should there ever be an issue/error that occurs with regard to its proxy voting responsibilities:
•Follow up with ISS to determine the cause of and the details surrounding the issue;
•Report back to the affected client immediately with such details and how the issue will be resolved;
•Put additional controls in place if necessary to prevent such issues from occurring in the future; and
•Report back to the affected client with the final resolution and any remedial steps.
UBS ASSET MANAGEMENT (AMERICAS), INC. (“UBS AM”)
Corporate Governance Policy & Proxy Voting
Overview
The principles below describe the approach of Equities, Fixed Income, and Multi-Asset investment areas of UBS Asset Management to corporate governance and to the exercise of voting rights on behalf of its clients (which include funds, individuals, pensions and all other advisory clients). They also apply to the listed real estate securities held within the Global Real Estate investment area.
Where clients of UBS Asset Management have delegated the discretion to exercise the voting rights for shares they beneficially own, UBS Asset Management has a fiduciary duty to vote in the clients’ best interest. These principles set forth UBS Asset Management’s approach to corporate governance and to the exercise of voting rights when clients have delegated their voting rights to UBS Asset Management.
Key principles
UBS Asset Management’s global corporate governance principles reflect our active investment style and structure that provides us with the detailed knowledge of the investments we make on behalf of our clients. With that detailed knowledge, we always seek to judge what is in the best interests of our clients as the beneficial owners of those investments.
We believe voting rights have economic value and should be treated accordingly. Where we have been given the discretion to vote on clients’ behalves, we will exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments.

Good corporate governance should, in the long term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.
In serving the interests of our clients, some investment capabilities within UBS Asset Management may at times pursue differing approaches towards particular corporate governance issues, including how to vote or abstain on proposals. This reflects the diverse nature of our capabilities. However, in all cases the interests of clients will be paramount. Underlying our voting and corporate governance principles we have two fundamental objectives:
•We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
•As an investment advisor, we have a strong commercial interest that companies in which we invest, on behalf of our clients are successful. We promote best practice in the boardroom.
To achieve these objectives, we have established a set of Principles to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice. These Principles are applied globally but also permit us the discretion to reflect local laws or standards where appropriate.
While there is no absolute set of standards that determine appropriate governance under all circumstances and no set of values will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. We will, therefore, generally exercise voting rights on behalf of clients in accordance with the following principles.
Board Structure
Some significant factors for an effective board structure include:
•An effective Chairman is key.
•The roles of Chairman and Chief Executive generally should be separated.
•The Board should be comprised of individuals with appropriate and diverse experience capable of providing good judgment and diligent oversight of the management of the company.
•The non-executive directors should provide a challenging, but generally supportive environment for the executive directors.
Board Responsibilities
Some significant factors for effective discharge of board responsibilities include:
•The whole Board should be fully involved in endorsing strategy and in all major strategic decisions (e.g., mergers and acquisitions)
•The Board should ensure that at all times:
•Appropriate management succession plans are in place.
•The interests of executives and shareholders are aligned.
•The financial audit is independent and accurate.
•The brand and reputation of the company is protected and enhanced.
•A constructive dialogue with shareholders is encouraged.
•That it receives all the information necessary to hold management to account.
Areas of Focus
Some examples of areas of concern related to our Corporate Governance focus include the following:
•Economic value resulting from acquisitions or disposals.
•Operational performance.
•Quality of management.
•Independent non-executive directors not holding executive management to account.
•Quality of internal controls.

•Lack of transparency.
•Inadequate succession planning.
•Poor approach to corporate social responsibility.
•Inefficient management structure.
•Corporate activity designed to frustrate the ability of shareholders to hold the Board to account or realize the maximum value of their investment.
Corporate Governance, SRI and Voting Research Services
We believe voting rights have economic value and should be treated accordingly. Voting at shareholder meetings is a vital component of our overall approach to effective stewardship of our client's assets. Voting is not an end in itself, but is an important part of our oversight role.
It enables us to voice our opinion to a company on a broad range of topics and is a way of encouraging boards to listen to and address investor concerns. A high voting turnout at general meetings can help ensure that decisions are representative of all stakeholders and not only those with large holdings or shorter-term perspectives. Voting by a large body of shareholders can protect the interests of minority investors.
Where we have been given the discretion to vote on behalf of our clients we exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments. We vote globally so long as there is no conflict with the efficient management of client portfolios.
Taking into account the number of companies in which we invest across global markets, we retain the services of a specialist voting provider to obtain information regarding shareholder meetings held by our investee companies. Such providers are able to supply the agenda of meetings and the current and historical background to each item to be voted upon. Institutional Shareholder Services (ISS) are the current provider of this service.
UBS Asset Management does not allow ISS to vote directly on our behalf. Our voting process is managed by our Governance & Stewardship team, who work closely with our portfolio managers and analysts in our various locations to determine how to vote based upon UBS voting policies.
WCM INVESTMENT MANAGEMENT, LLC (“WCM”)
WCM accepts responsibility for voting proxies whenever requested by a Client or as required by law. Each Client’s investment management agreement should specify whether WCM is to vote proxies relating to securities held for the Client’s account. If the agreement is silent as to the proxy voting and no instructions from the client are on file, WCM will assume responsibility of proxy voting.
Special Rule in the Case of ERISA Accounts
Unless proxy voting responsibility has been expressly reserved and is being exercised by another “named fiduciary” for an ERISA plan Client, WCM, as the investment manager for the account, must vote all proxies relating to securities held for the plan’s account. Please refer to ERISA Accounts section below for further details.
In cases in which WCM has proxy voting authority for securities held by its advisory clients, WCM will ensure securities are voted for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, and the Proxy Voting rule, Rule 206(4)-6, as well as with WCM’s fiduciary duties under federal and state law to act in the best interests of its clients.
Third Party Proxy Voting Service
In general, WCM believes that its clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing investor’s potential financial gain through voting proxies. WCM has therefore engaged and adopted the following proxy voting policies of Glass Lewis: U.S. Policy, International Policy and Investment Manager Policy. In the event of a special client request,

WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive. In limited circumstances, however, WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. In such cases, this decision will be made by the Investment Strategy Group (“ISG”) who will maintain documentation to support WCM’s decision.
The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Because Glass Lewis is not in the business of providing consulting services to public companies, it can focus solely on the best interests of investors. Glass Lewis’ approach to corporate governance is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. Research on proxies covers more than just corporate governance – Glass Lewis analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect on the quality of board oversight and company transparency.
Role of the Proxy Admin
The Proxy Admin oversees and administers the firm’s proxy voting process. For each Client, the Proxy Admin initially determines whether:
•WCM is vested with proxy voting responsibility or whether voting is reserved to the Client or delegated to another designee;
•the Client has adopted a proxy voting policy that WCM is required to follow; and
•the Client requires any periodic report of votes cast for its account or any comparative report of votes cast in relation to its proxy voting policy, if different from WCM’s.
Once a Client account is established and proxy voting responsibility is determined, the Proxy Admin is responsible for ensuring that proxy materials for each Account to be voted are received and voted in a timely manner. The Proxy Admin instructs registered owners of record (e.g. the Client, Trustee or Custodian) that receive proxy materials from the issuer or its information agent to send proxies electronically directly to ProxyEdge. WCM has engaged ProxyEdge, a third-party service provider, to: (1) provide notification of impending votes; (2) vote proxies based on Glass Lewis and/or WCM recommendations; and (3) maintain records of such votes electronically. The PA, in conjunction with ProxyEdge, ensures that information is compiled and maintained for each Client for which WCM votes proxies, showing the issuer’s name, meeting date and manner in which votes were cast on each proposal. WCM shares client holdings and other relevant information with ProxyEdge to ensure that votes are cast and captured accurately, and relies on ProxyEdge to compile and maintain voting records electronically. Proxy materials received inadvertently for Client accounts over which WCM has no voting authority are forwarded on to Clients.
Role of the Analyst and ISG
If a proposal requires case-by-case analysis, the Analyst brings a recommendation to the ISG for decision. The ISG is ultimately responsible for voting case-by-case proposals. The ISG also has authority to override the recommendation of Glass Lewis when the ISG believes such vote is in the best economic interest of WCM’s clients. Documentation will be provided by the ISG and maintained by the Proxy Admin supporting the rationale for any vote cast against the recommendation of Glass Lewis and case-by case proposals.
Certain Proxy Votes May Not Be Cast
In some cases, WCM may determine that it is in the best interests of our clients to abstain from voting certain proxies. WCM will abstain from voting in the event any of the following conditions are met with regard to a proxy proposal:
Neither Glass Lewis’ recommendation nor specific client instructions cover an issue;
In circumstances where, in WCM’s judgment, the costs of voting the proxy exceed the expected benefits to the Client.
In addition, WCM will only seek to vote proxies for securities on loan when such a vote is deemed to have a material impact on the account. Materiality is determined by the ISG.

Further, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). WCM believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, WCM generally will not vote those proxies subject to “share blocking.”
Identifying and Dealing with Material Conflicts of Interest between WCM and Proxy Issuer
WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. Such a decision will be made and documented by the ISG. Because WCM retains this authority, it creates a potential conflict of interest between WCM and the proxy issuer. As a result, WCM may not overrule Glass Lewis’ recommendation with respect to a proxy unless the following steps are taken by the CCO:
The CCO must determine whether WCM has a conflict of interest with respect to the issuer that is the subject of the proxy. The CCO will use the following standards to identify issuers with which WCM may have a conflict of interest.
Significant Business Relationships – The CCO will determine whether WCM may have a significant business relationship with the issuer, such as, for example, where WCM manages a pension plan. For this purpose, a “significant business relationship” is one that: (i) represents 1% or $1,000,000 of WCM’s revenues for the fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (ii) may not directly involve revenue to WCM but is otherwise determined by the CCO to be significant to WCM.
Significant Personal/Family Relationships – the CCO will determine whether any supervised persons who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a “significant personal/family relationship” is one that would be reasonably likely to influence how WCM votes proxies. To identify any such relationships, the CCO shall obtain information about any significant personal/family relationship between any employee of WCM who is involved in the proxy voting process (e.g., ISG members) and senior supervised persons of issuers for which WCM may vote proxies.
If the CCO determines that WCM has a conflict of interest with respect to the issuer, the CCO shall determine whether the conflict is “material” to any specific proposal included within the proxy. If not, then WCM can vote the proxy as determined by the ISG. The CCO shall determine whether a proposal is material as follows:
Routine Proxy Proposals – Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for WCM, unless the ISG has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
Non-Routine Proxy Proposals – Proxy proposals that are “non-routine” shall be presumed to involve a material conflict of interest for WCM, unless the CCO determines that WCM’s conflict is unrelated to the proposal in question (see 3. below). For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).
Determining that a Non-Routine Proposal is Not Material – As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the CCO may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the CCO must conclude that a proposal is not directly related to WCM’s conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The CCO shall record in writing the basis for any such determination.
For any proposal where the CCO determines that WCM has a material conflict of interest, WCM may vote a proxy regarding that proposal in any of the following manners:
Obtain Client Consent or Direction – If the CCO approves the proposal to overrule the recommendation of Glass Lewis, WCM shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client’s consent to how WCM will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
Use Glass Lewis’ Recommendation – Vote in accordance with Glass Lewis’ recommendation.
For any proposal where the CCO determines that WCM does not have a material conflict of interest, the ISG may overrule Glass Lewis’ recommendation if the ISG reasonably determines that doing so is in the best interests of WCM’s clients. If the ISG decides to overrule Glass Lewis’ recommendation, the ISG will maintain documentation to support their decision.
Dealing with Material Conflicts of Interest between a Client and Glass Lewis or Proxy Issuer
In the event that WCM is notified by a client regarding a conflict of interest between them and Glass Lewis or the proxy issuer, The CCO will evaluate the circumstances and either elevate the decision to the ISG who will make a determination as to what would be in the Client’s best interest;
if practical, seek a waiver from the Client of the conflict; or
if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.
Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, as amended, WCM will maintain or procure the maintenance of the following records relating to proxy voting for a period of at least five years:
a copy of these Proxy Policies, as they may be amended from time to time;
copies of proxy statements received regarding Client securities, unless these materials are available electronically through the SEC’s EDGAR system;
a record of each proxy vote cast on behalf of its Clients;
a copy of any internal documents created by WCM that were material to making the decision how to vote proxies on behalf of its Clients; and
each written Client request for information on how WCM voted proxies on behalf of the Client and each written response by WCM to oral or written Client requests for this information.
As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast on behalf of each Client account will be maintained by ProxyEdge. WCM shall obtain and maintain an undertaking from ProxyEdge to provide it with copies of proxy voting records and other documents relating to its Clients’ votes promptly upon request. WCM and ProxyEdge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).
Disclosure
WCM will provide all Clients a summary of these Proxy Policies, either directly or by delivery to the Client of a copy of its Form ADV, Part 2A containing such a summary, and information on how to obtain a copy of the full text of these Proxy Policies and a record of how WCM has voted the Client’s proxies. Upon receipt of a Client’s request for more information, WCM will provide to the Client a copy of these Proxy Policies and/or in accordance with the Client’s stated requirements, how the Client’s proxies were voted during the period requested. Such periodic reports will not be made available to third parties absent the express written request of the Client. However, to the extent that WCM serves as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON MANAGEMENT”)
Introduction
Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.
Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.
Statement of Policy
Wellington Management:
•Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.
•Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.
•Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.
Responsibility and Oversight
The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.
Procedures
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.
Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.
Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:
•Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.
•Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
•Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.
Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.
Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).
Additional Information
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.
Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.
ZIEGLER CAPITAL MANAGEMENT, LLC (“ZCM”)
PROXY VOTING AND CLASS ACTIONS
Background
In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”
Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:
•Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;
•Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.
Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of the Manual.
The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.
Policies and Procedures
Proxy Voting Procedures
Proxies are assets of ZCM’s Clients that must be voted with diligence, care, and loyalty. ZCM will vote each proxy in accordance with its fiduciary duty to its Clients. ZCM will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, ZCM will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. Operations coordinates ZCM’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires ZCM to maintain certain books and records associated with its proxy voting policies and procedures. ZCM’s recordkeeping obligations are described in the Maintenance of Books and Records section of the Manual. The CCO or designee will ensure that ZCM complies with all applicable recordkeeping requirements associated with proxy voting.
ZCM has retained Broadridge Investor Communications Solutions Inc. (“Broadridge”) to assist in the proxy voting process, utilizing the ProxyEdge system. Compliance manages ZCM’s relationship with the proxy service provider. Compliance monitors Broadridge to ensure all proxy ballots received are voted according to Clients’ specific instructions and the stated guidelines, and retains all required documentation associated with proxy voting. ZCM requires Broadridge to notify the Company if it experiences a material conflict of interest in the voting of Clients’ proxies.
Absent specific Client instructions, ZCM has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:
•ZCM will become aware of specific opportunities to vote proxies by receipt of paper ballots or notification via Broadridge.
•Absent specific Client instructions, Client proxies shall be voted according to recommendations made by Egan-Jones Proxy Service (“Egan-Jones”). Egan-Jones guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond to the opinions of ZCM’s Portfolio Management teams. Therefore, there may be instances when ZCM may not vote the Client’s shares in accordance with Egan-Jones guidelines.
•In the event that ZCM believes the Egan-Jones recommendations are not in the best interest of the Client or for those matters for which Egan-Jones has not provided a voting recommendation, the Portfolio Management team may recommend the voting preference.
• ZCM has adopted Egan-Jones’ Standard proxy voting guidelines and the Taft-Hartley proxy voting guidelines. The Taft-Hartley guidelines are used for Taft-Hartley plans and the Standard guidelines are used for other accounts for which ZCM is delegated such authority.
•Operations oversees the proxy voting process. In accordance with Egan-Jones guidelines, the proxies are automatically voted, except for the case in which a paper ballot is received. In those instances, Operations will review the issue on the paper ballot and compare it with the Egan- Jones guidelines to manually vote the proxy.
•ZCM will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, ZCM may be unable to vote securities that have been lent by the custodian. Compliance will prepare and maintain memoranda describing the rationale for any instance in which ZCM does not vote a Client’s proxy.
Broadridge will retain the following information in connection with each proxy vote:
•The Issuer’s name;
•The security’s ticker symbol or CUSIP, as applicable;
•The shareholder meeting date;
•The number of shares that ZCM voted;
•A brief identification of the matter voted on;
•Whether the matter was proposed by the Issuer or a security-holder;
•Whether ZCM cast a vote;
•How ZCM cast its vote (for the proposal, against the proposal, or abstain); and
•Whether ZCM cast its vote with or against management.
ZCM will maintain documentation describing the reasons for each vote (e.g., ZCM believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.
Proxies received after a Client terminates its advisory relationship with ZCM will not be voted. Such proxies will promptly be returned to the sender, or the custodian, along with a statement indicating that ZCM’s advisory relationship with the Client has terminated, and that future proxies should not be sent to ZCM.

Proxy Voting Reporting to Mutual Fund Clients
ZCM has additional proxy reporting obligations to its mutual fund clients. While the timing and manner of report to each mutual fund client may vary, generally, ZCM shall make the following reports to the respective mutual fund client:
•At least annually, ZCM shall present the mutual fund client with this Proxy Voting and Class Action Policy (the “Policy”), for presentation to its board.
•ZCM shall promptly notify the mutual fund client of any material changes to this Policy.
•At least annually, ZCM shall promptly provide the mutual fund client a record of each proxy voted with respect to portfolio securities held by the fund during the year in order for the fund to make its N-PX filing.
Class Actions
ZCM does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.
Disclosures to Clients and Investors
ZCM includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact Compliance to obtain a copy of these policies and procedures and information about how ZCM voted with respect to the Client’s securities.
Any request for information about proxy voting should be promptly forwarded to Compliance, which will respond to any such requests. As a matter of policy, ZCM does not disclose how it expects to vote on upcoming proxies. Additionally, ZCM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.
Annual Reviews
Portfolio Management will review, no less frequently than annually, the firm’s proxy voting guidelines to make sure they are adequate and appropriate given the investment activities of the firm. On an annual basis, this review will be presented to the Brokerage Practice Committee. Compliance shall review the proxy policies and procedures and assess whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

Appendix C
Portfolio Managers
INVESTMENTS IN EACH FUND
Name of Portfolio Manager	Fund	Dollar Range of Investments in Each Fund as of October 31, 2019
Allianz Global Investors U.S. LLC
Robert Hofmann, CFA	Nationwide AllianzGI International Growth Fund	None
Tobias Kohls, CFA, FRM	Nationwide AllianzGI International Growth Fund	None
Amundi Pioneer Institutional Asset Management, Inc.
Kenneth J. Monaghan	Nationwide Amundi Global High Yield Fund	None
	Nationwide Amundi Strategic Income Fund	None
Jonathan M. Duensing, CFA	Nationwide Amundi Global High Yield Fund	None
	Nationwide Amundi Strategic Income Fund	None
Andrew D. Feltus, CFA	Nationwide Amundi Global High Yield Fund	None
Bailard, Inc.
Eric P. Leve, CFA	Nationwide Bailard International Equities Fund	$100,001-$500,000
Peter M. Hill	Nationwide Bailard International Equities Fund	$100,001-$500,000
Daniel McKellar, CFA	Nationwide Bailard International Equities Fund	$100,001-$500,000
Anthony Craddock	Nationwide Bailard International Equities Fund	$100,001-$500,000
Thomas J. Mudge III, CFA	Nationwide Bailard Cognitive Value Fund	$500,001-$1,000,000
Blaine Townsend, CIMC, CIMA	Nationwide Bailard Cognitive Value Fund	None
Sonya Thadhani Mughal, CFA	Nationwide Bailard Technology & Science Fund	$100,001-$500,000
Warren M. Johnson	Nationwide Bailard Technology & Science Fund	$50,001-$100,000
David H. Smith, CFA	Nationwide Bailard Technology & Science Fund	$100,001-$500,000
BlackRock Investment Management, LLC
Alan Mason	Nationwide International Index Fund	None
	Nationwide Mid Cap Market Index Fund	None
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index Fund	None
Rachel Aguirre	Nationwide International Index Fund	None
	Nationwide Mid Cap Market Index Fund	None
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index Fund	None
Jennifer Hsui, CFA	Nationwide International Index Fund	None
	Nationwide Mid Cap Market Index Fund	None
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index Fund	None
Amy Whitelaw	Nationwide International Index Fund	None
	Nationwide Mid Cap Market Index Fund	None
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index Fund	None
Suzanne Henige, CFA	Nationwide International Index Fund	None
	Nationwide Mid Cap Market Index Fund	None
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index Fund	None
Scott Radell	Nationwide Bond Index Fund	None
Karen Uyehara	Nationwide Bond Index Fund	None
Brown Capital Management, LLC
Keith Lee	Nationwide Small Company Growth Fund	None

Name of Portfolio Manager	Fund	Dollar Range of Investments in Each Fund as of October 31, 2019
Chaitanya Yaramada, CFA	Nationwide Small Company Growth Fund	None
Kempton Ingersol	Nationwide Small Company Growth Fund	None
Damien Davis, CFA	Nationwide Small Company Growth Fund	None
Andrew Fones	Nationwide Small Company Growth Fund	None
Daman Blakeney	Nationwide Small Company Growth Fund	None
Diamond Hill Capital Management, Inc.
Charles Bath, CFA	Nationwide Diamond Hill Large Cap Concentrated Fund	None
Austin Hawley, CFA	Nationwide Diamond Hill Large Cap Concentrated Fund	None
Micah Martin, CFA	Nationwide Diamond Hill Large Cap Concentrated Fund	None
Dimensional Fund Advisors LP
Jed S. Fogdall	Nationwide U.S. Small Cap Value Fund	None
Joel P. Schneider	Nationwide U.S. Small Cap Value Fund	None
Marc C. Leblond	Nationwide U.S. Small Cap Value Fund	None
Geneva Capital Management LLC
William A. Priebe, CFA	Nationwide Geneva Mid Cap Growth Fund	Over $1,000,000
	Nationwide Geneva Small Cap Growth Fund	Over $1,000,000
William S. Priebe	Nationwide Geneva Mid Cap Growth Fund	Over $1,000,000
	Nationwide Geneva Small Cap Growth Fund	Over $1,000,000
José Muñoz, CFA	Nationwide Geneva Mid Cap Growth Fund	$1-$10,000
	Nationwide Geneva Small Cap Growth Fund	$1-$10,000
Logan Capital Management, Inc.
Al Besse	Nationwide Long/Short Equity Fund	None
Stephen S. Lee	Nationwide Long/Short Equity Fund	None
Dana H. Stewardson	Nationwide Long/Short Equity Fund	None
Richard E. Buchwald, CFA	Nationwide Long/Short Equity Fund	$10,001-$50,000
William Fitzpatrick, CFA	Nationwide Long/Short Equity Fund	None
David F. Schroll	Nationwide Long/Short Equity Fund	None
Guy Judkowski	Nationwide Long/Short Equity Fund	None
Loomis, Sayles & Company, L.P.
Aziz V. Hamzaogullari, CFA	Nationwide Loomis All Cap Growth Fund	None
Christopher T. Harms	Nationwide Loomis Core Bond Fund	None
	Nationwide Loomis Short Term Bond Fund	None
Clifton V. Rowe, CFA	Nationwide Loomis Core Bond Fund	None
	Nationwide Loomis Short Term Bond Fund	None
Kurt L. Wagner, CFA, CIC	Nationwide Loomis Core Bond Fund	None
	Nationwide Loomis Short Term Bond Fund	None
Daniel Conklin, CFA	Nationwide Loomis Core Bond Fund	None
	Nationwide Loomis Short Term Bond Fund	None
Mellon Investments Corporation
John C. Bailer, CFA	Nationwide Mellon Disciplined Value Fund	None
Brian C. Ferguson	Nationwide Mellon Disciplined Value Fund	None
David S. Intoppa	Nationwide Mellon Disciplined Value Fund	None
Vassilis Dagioglu	Nationwide Mellon Dynamic U.S. Core Fund	None
James H. Stavena	Nationwide Mellon Dynamic U.S. Core Fund	None
Joseph Miletich, CFA	Nationwide Mellon Dynamic U.S. Core Fund	None
Nationwide Asset Management, LLC
Gary S. Davis, CFA	Nationwide Bond Fund	$1-$10,000
Gary R. Hunt, CFA	Nationwide Inflation-Protected Securities Fund	None

Name of Portfolio Manager	Fund	Dollar Range of Investments in Each Fund as of October 31, 2019
Chad W. Finefrock, CFA	Nationwide Inflation-Protected Securities Fund	None
Corsan Maley	Nationwide Bond Fund	None
Standard Life Investments (Corporate Funds) Limited
Kieran Curtis	Nationwide Emerging Markets Debt Fund	None
Mark Baker, CFA	Nationwide Emerging Markets Debt Fund	None
Thompson, Siegel & Walmsley LLC
William M. Bellamy, CFA	Nationwide Core Plus Bond Fund	None
UBS Asset Management (Americas) Inc.
Bruno Bertocci	Nationwide Global Sustainable Equity Fund	None
Joseph Elegante, CFA	Nationwide Global Sustainable Equity Fund	None
WCM Investment Management, LLC
Jonathan Detter, CFA	Nationwide WCM Focused Small Cap Fund	None
Anthony B. Glickhouse, CFA	Nationwide WCM Focused Small Cap Fund	None
Patrick McGee, CFA	Nationwide WCM Focused Small Cap Fund	None
Wellington Management Company LLP
Jonathan G. White, CFA	Nationwide Fund	None
	Nationwide International Small Cap Fund	None
Mary L. Pryshlak, CFA	Nationwide Fund	None
	Nationwide International Small Cap Fund	None
Ziegler Capital Management, LLC
Donald J. Nesbitt, CFA	Nationwide Ziegler Equity Income Fund	$10,001 - $50,000
	Nationwide Ziegler NYSE Arca Tech 100 Index Fund	None
Gary Hurlbut, CFA	Nationwide Ziegler Equity Income Fund	None
Christian J. Greiner, CFA	Nationwide Ziegler Equity Income Fund	None
	Nationwide Ziegler NYSE Arca Tech 100 Index Fund	None
DESCRIPTION OF COMPENSATION STRUCTURE
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)
The primary components of compensation are the base salary and an annual variable compensation payment. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data. Base compensation is typically a greater percentage of total compensation for more junior positions, while for the most senior roles it is typically a comparatively small component, often capped and only adjusted every few years.
The variable compensation component typically comprises a cash bonus that pays out immediately after the performance year as well as a deferred component, for members of staff whose variable compensation exceeds a certain threshold. Except for certain specialist investment teams as noted below, variable compensation is determined on a discretionary basis and is primarily designed to reflect the achievements of an individual against set goals, over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative. The former will reflect a weighted average of investment performance over a three-year rolling time period (one-year (25%) and three-year (75%) results) and the latter reflects contributions to broader team goals, contributions made to client review meetings, product development or product refinement initiatives. Portfolio managers have their performance metric aligned with the benchmarks of the client portfolios they manage.
Variable compensation for certain specialist investment teams including AllianzGI US Income & Growth, Structured Products and Technology is determined on a formulaic basis. These teams share a percentage of advisory fee revenue including performance fee revenue, if applicable, generated by the investment strategy. The relevant performance benchmark for a Fund is the Fund’s primary benchmark index.

After consultation and oversight from the firm’s compensation committee, the lead portfolio manager allocates the team’s share of the shared revenue to the individual team members. Allocation to individual team members is determined based on individual performance and contribution to the team and client success. All team members have agreed upon performance objectives to serve as a basis for performance evaluation during the year. These objectives are both quantitative and qualitative in nature. Quantitative objectives typically align to investment performance and client-stated objectives. Qualitative objectives reflect contributions to broader team goals, such as idea sharing, contributions made to client review meetings, product development or product refinement initiatives, and the way behaviors reflect AllianzGI U.S.’s core values of excellence, passion, integrity and respect. For all investment professionals, a 360 degree feedback evaluation forms part of the qualitative input. Achievement against these goals as measured by the lead portfolio manager and Chief Investment Officer serve to link performance to compensation. Notwithstanding the basis for determining variable compensation, all compensation principles, including the deferral rules and deferred instruments described below, apply.
As noted above, variable compensation includes a deferral component. The deferred component for most recipients would be a notional award of the Long Term Incentive Program (“LTIP”); for members of staff whose variable compensation exceeds an additional threshold, the deferred compensation is itself split 50%/50% between the LTIP and a Deferral into Funds program (“DIF”). Deferral rates increase in line with the overall variable compensation and can reach up to 42%. Overall awards, splits, components and deferral percentages are regularly reviewed to ensure they are competitive and, where applicable, comply with regulatory standards.
The LTIP element of the variable compensation cliff vests three years after each (typically annual) award. Its value is directly tied to the operating profit of AllianzGI U.S.
The DIF element of the variable compensation cliff vests three years after each (typically annual) award and enables qualifying members of staff to invest in a range of AllianzGI U.S.’s funds. Investment professionals are encouraged to invest into their own funds or funds of a similar nature to those that they manage. The value of the DIF award is determined by the performance of the fund over the three-year period covering each award.
Assuming an annual deferral of 33% over a three-year period, a typical member of staff will have roughly one year’s variable compensation (3x33%) as a deferred component ‘in the bank’. Three years after the first award, and for as long as deferred components were awarded without break, cash payments in each year will consist of the annual cash bonus for that current year’s performance as well as a payout from LTIP/DIF commensurate with the prior cumulative three-year performance.
In addition to competitive compensation, the firm’s approach to retention includes providing a challenging career path for each professional, a supportive culture to ensure each employee’s progress and a full benefits package.
Amundi Pioneer Institutional Asset Management, Inc. (“Amundi”)
Amundi’s compensation philosophy emphasizes medium and long-term incentive compensation programs and awards and is a key driver of employee attraction and motivation.
•We reward short-term (1 year) and medium-term (4 year) investment performance in the form of bonus and performance-based incentives; and long term strategic performance with long-term incentive awards.
•We drive competitiveness with external market compensation rates and structures
We have developed a system of compensation for portfolio managers and analysts that seeks to align the financial interests of the investment professional with both those of clients (through incentive payments based in part on relative investment performance) and also the firm (through incentive payments based in part on Amundi’s financial performance.)
The compensation program is based on four primary elements including (1) base salary (based on the experience and level of responsibility of the investment professional), (2) an annual bonus program, (3) the ability to participate in Long Term Incentive Programs (for some senior investment professionals) and (4) a suite of benefits that are generally offered to all full-time employees.

Base Salary
Base salary is fixed and normally reviewed on an annual basis. Each year, we participate in compensation surveys specifically targeted at investment management companies, to monitor and maintain our competitiveness in the marketplace. Amundi seeks to set base compensation at competitive market rates, taking into account the experience and responsibilities of the individual.
Bonus Plan
The bonuses for portfolio managers and analysts are decided by a combination of the following factors:
Portfolio Managers
The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the individual achieving competitive investment performance. 20% of the bonus is deferred for three years to underpin long-term retention of key investment employees. This portion is also eligible for further investment and managed by the participant over the course of the three-year term.
Quantitative Investment Performance (80% overall weighting): The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager, which includes the fund and any other accounts managed by the portfolio manager. Performance is measured over:
•a one-year period (16% weighting); and
•Four-year period (64% weighting), for periods ending on December 31.
Fund accounts are ranked against its peer group universe (60%) and a broad-based securities market index (40%), while institutional or separate accounts are measured specifically against the assigned broad-based market index (100%).
Qualitative Performance (20% overall weighting): The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
Company Results: Company results affect a portfolio manager's actual bonus by a leverage factor of plus or minus a predetermined percentage.
For purposes of calculation, Amundi’s Portfolio Management Team applies an 80% weighting to Quantitative factors, and a 20% weighting to Qualitative factors.
Fixed Income Analysts
Amundi’s fixed income research analysts are compensated through base salary, incentive compensation and other longer-term awards, utilizing a similar structure to the fixed income portfolio management team. 80% of incentive compensation for analysts is tied to the performance of the portfolios to which they contribute. For the final 20%, custom composites are created for each strategy to which an analyst contributes to create a basis for relative performance measurement. 20% of the annual cash performance bonus is deferred for three-years and is “cliff” vested. This portion is also eligible for further investment and managed by the participant over the course of the three-year term.
Performance Fee Sharing Bonus Program
Certain investment professionals are eligible to participate in a performance fee-sharing program. Performance fees generated are assessed vis-à-vis the agreed performance thresholds (these thresholds may change from year to year to reflect the overall market conditions) to calculate what portion of the crystallised performance fees may be made available for sharing to the relevant investment professionals on the relevant team(s). The key criteria for assessing potential sharing of earned performance fees is whether the vehicle is above its high water-mark (HWM) at the end of its performance period.
In addition to performance and fees earned, the relevant investment team is assessed with regard to their performance on any long-only vehicles for which they are responsible. To qualify for a portion of the calculated performance fee associated with relevant funds, due regard is taken of the investment professional/team’s performance against a weighted average over-performance on the long-only vehicles under their remit. At least 20% of the bonus payout is deferred with vesting at the end of a three-year period. The deferred amounts may be forfeited due to voluntary termination, compliance breaches or in the event of intentional or material misconduct, fraud or gross negligence by the Participant.
Long-Term Incentive Plan
The Amundi Group Long-Term Incentive Plan is designed to align the interests of our key leaders with those of shareholders and clients and supporting the achievement of the Company’s business plan.  Participants receive a “target-number” of performance shares for a nominal value.  Each award grant will be split into three tranches.  Each tranche accounts for approximately 1/3 of the awarded shares and stage vests over a 3-year period.  The effective number of shares that will vest at each vesting date will depend on the value of three performance targets (“KPIs”). These KPIs will be the same for all beneficiaries of the LTI Plan worldwide and will be based on the global consolidated figures of the listed entity Amundi.
Three KPIs will be used to determine the actual number of vested shares at each vesting date.
•Net Income Ratio
•Cost to Income Ratio
•Net Inflows
Bailard, Inc. (“Bailard”)
Mr. Craddock, Mr. Johnson, Mr. McKellar, Mr. Mudge and Mr. Smith are each paid a base salary, an “investment performance” bonus relating to the Fund or strategy each manages and, potentially, an additional discretionary bonus. The investment performance bonus is designed to be significant but not so significant that it would encourage extreme risk taking. For the Nationwide Bailard Cognitive Value Fund, the Nationwide Bailard International Equities Fund and the Nationwide Bailard Technology and Science Fund, it is based on the relevant Fund’s return ranking on a rolling 12-month basis relative to that Fund’s peer group: Morningstar Small Cap Value Category (for the Nationwide Bailard Cognitive Value Fund), Morningstar Foreign Large Blend Category (for the Nationwide Bailard International Equities Fund) and Morningstar Technology Category (for the Nationwide Bailard Technology & Science Fund). Additionally, a portion of Mr. Johnson’s “investment performance” bonus is based on the performance of the Nationwide Bailard Technology & Science Fund’s healthcare investments relative to the S&P Biotech Index (XBI). Additionally, a portion of Mr. McKellar’s and Mr. Craddock’s investment performance bonus is based on the performance of Bailard Institutional’s EAFE Composite (0% Emerging Markets) on a rolling 12-month basis. The discretionary bonus, if any, reflects the pre-tax profitability of Bailard and the portfolio manager’s contribution to meeting Bailard’s general corporate goals. Mr. McKellar and Mr. Smith’s compensation also includes a restricted stock bonus which is time-based.
Mr. Hill, Mr. Leve, Ms. Mughal and Mr. Townsend’s compensation consists primarily of a base salary and a significant discretionary cash bonus. The cash bonus reflects Bailard’s profitability and Mr. Hill, Mr. Leve, Ms. Mughal and Mr. Townsend’s contribution to Bailard’s corporate goals. Ms. Mughal, Mr. Townsend and Mr. Leve’s compensation also includes a time-based stock bonus that vests over three years from the date of the grant. None of Mr. Hill and Mr. Leve’s compensation is based directly on the performance of the Nationwide Bailard International Equities Fund. None of Ms. Mughal’s compensation is based directly on the performance of the Nationwide Bailard Technology & Science Fund. None of Mr. Townsend’s compensation is based directly on the performance of the Nationwide Bailard Cognitive Value Fund.
BlackRock Investment Management, LLC (“BlackRock”)
The discussion below describes the portfolio managers’ compensation as of October 31, 2019.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation – Mses. Aguirre, Henige, Hsui and Whitelaw and Mr. Mason
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mses. Aguirre, Henige, Hsui and Whitelaw and Mr. Mason is not measured against a specific benchmark.
Discretionary Incentive Compensation – Ms. Uyehara and Mr. Radell
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:
Portfolio Manager	Benchmarks
Scott Radell	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. TIPS 0-5 Years Index), certain customized indices and certain fund industry peer groups.
Karen Uyehara	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($280,000 for 2019). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.
Brown Capital Management, LLC (“Brown Capital Management”)
Brown Capital Management’s investment professionals are generalists who serve as both portfolio manager and analyst under one compensation structure. The firm’s compensation philosophy is to pay competitive base salaries, to reward achievement of intermediate and long-term client investment objectives through bonus program, and to incent longevity with company equity in the Employee Stock Ownership Plan (ESOP). The goal of the program is to align the interests of clients and the investment team. Brown Capital Management reinforces compensation as reward for both individual contribution and for organizational achievement supporting the collective efforts.
The incentive bonus is paid once every three years and reflects the variable components of total compensation. Every third year, the formal review process measures performance of client portfolios against relevant benchmarks (50%) and peer groups (50%) using three-year annualized investment returns. A bonus pool is devised, per investment team, based on these results. Generally, the team is eligible for the full incentive bonus if client portfolios outpace the benchmark and ranks in the top half of its peer group. Allocation of the bonus pool among team members is predicated on contributions to the investment team and firm as a whole. The overall success of the firm will determine the amount of funds available to distribute for incentive bonuses.
Diamond Hill Capital Management, Inc. (“Diamond Hill”)
All of the portfolio managers, and research analysts, are paid by the sub-Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of Diamond Hill’s clients, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:
•The long-term pre-tax investment performance of the strategies that they manage,
•The sub-Adviser’s assessment of the investment contribution they make to strategies they do not manage,
•The sub-Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and
•The sub-Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.
Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each strategy, the respective strategy’s benchmark and its peer group goal.
Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue; however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of the sub-Adviser’s parent firm, Diamond Hill Investment Group, Inc.

The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. The sub-Adviser also offers a Deferred Compensation Plan, whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.
Dimensional Fund Advisors LP (“Dimensional”)
Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Fund or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:
•Base salary - Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.
•Semi-Annual Bonus - Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of the stock of Dimensional, as determined from time to time by the Board of Directors of Dimensional or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in Dimensional’s Long-Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.
Geneva Capital Management LLC (“Geneva”)
Janus Henderson portfolio managers, including Geneva, are compensated for managing portfolios or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. The overall investment team variable compensation pool is based on Janus Henderson profitability and is fully discretionary. Portfolio managers are eligible for an annual variable compensation award based on management’s discretion. Both quantitative and qualitative factors will be used to determine these awards. Such factors include, among other things, consistent short-term and long-term performance (i.e., one-, three- and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring and team work.
Fixed Compensation: Paid in cash and comprises an annual base salary. The base salary is based on factors such as performance, complexity of managing portfolios, scope of responsibility (including assets under management), skills, knowledge, experience, ability and market competitiveness.
Variable Compensation: Paid in the form of cash and deferred awards. Deferrals are typically made in Janus Henderson restricted stock, although in some cases deferrals are made in mutual funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding, they may also elect to have some or all of their deferral delivered in mutual funds. Individuals awards, if any, are discretionary and given based on company, department and individual performance.
Logan Capital Management, Inc. (“Logan Capital”)
Key portfolio managers are equity shareholders in the firm and therefore have a direct interest in its success. Portfolio managers are compensated via salary and variable bonuses based on the profitability of the firm. Logan Capital’s management has an active employee stock option plan for other key employees and has used this plan to attract new talent to the firm. Staff is compensated on a salary, bonus and/or profit sharing arrangement.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan, and a defined benefit plan to all employees hired before May 3, 2003. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and personal conduct. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed-income managers and 100% for Mr. Hamzaogullari. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the firm’s Chief Investment Officer (“CIO”) and senior management. The firm’s CIO and senior management evaluate these other factors annually.
Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in long-term incentive plans (annual and a post-retirement payout), and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met. Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience, and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five-year period and one third for the ten-year period. He is compensated according to the overall performance of the strategy and a portion of the revenue is delivered in compensation if certain revenue thresholds and performance hurdles are met. Mr. Hamzaogullari also receives performance-based compensation as portfolio manager for a private investment fund. The firm’s CIO and senior management review the components annually.
Fixed-Income Managers. While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmarks used for the investment style utilized by each fund are Bloomberg Barclays U.S. Aggregate Bond Index (Nationwide Loomis Core Bond Fund) and Bloomberg Barclays U.S. Government/Credit 1-3 Year Index (Nationwide Loomis Short-term Bond Fund).
The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years, or seven years for some products, is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, Loomis Sayles analyzes the five or seven-year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue size of accounts represented in each product.
Loomis Sayles uses both an external benchmark and a customized peer group as a point of comparison for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.
In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.
General
Most mutual funds do not directly contribute to a portfolio manager’s overall compensation because Loomis Sayles uses the performance of the portfolio manager’s institutional accounts compared to an institutional peer group. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation and apply to certain portfolio managers, certain other investment talent, and certain high-ranking officers. The first plan has several important components distinguishing it from traditional equity ownership plans:
•the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•upon retirement, a participant will receive a multi-year payout for his or her vested units; and
•participation is contingent upon signing an award agreement, which includes a non-compete covenant.
The second plan grants participants an annual participation in company earnings; the annual amount is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants, but there is a non-solicitation covenant.
Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan(s). The plan(s) was/were initially offered to portfolio managers and over time, the scope of eligibility widened to include other key investment professionals. Management has full discretion on what units are issued and to whom.
Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers may also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).
In addition, portfolio managers may also participate in the Loomis Sayles deferred compensation plan which requires all Loomis Sayles employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those Loomis Sayles employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two-year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the Loomis Sayles employee's behalf, but the employee must be with Loomis Sayles on the vesting dates in order to receive the deferred bonus.
Mellon Investments Corporation (“Mellon”)
Mellon’s rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.
Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to Mellon’s overall performance, the team’s investment performance, as well as individual performance.
Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of Mellon and the product team.
The following factors encompass our investment professional rewards program.
•Base salary
•Annual cash incentive
•Long-Term Incentive Plan
•Deferred cash for investment
•BNY Mellon restricted stock units and/or
•Mellon equity
Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.
Nationwide Asset Management, LLC (“NWAM”)
NWAM’s compensation program consists of base salary, annual incentives and long-term incentives; hereby known as “Compensation Structure.” Annually, the “Compensation Structure” is reviewed for competitiveness by using the McLagan Compensation surveys.
The “Compensation Structure” is designed to motivate and reward individual and team actions and behaviors that drive a high-performance organization and deliver risk-adjusted investment returns that are aligned with the strategy of Nationwide and our business partners.
•Align interests of NWAM and business partners and foster collaboration
•Base a substantial portion of NWAM compensation directly on NWAM
•Recognize qualitative and well as quantitative performance
•Encourage a higher level of intelligent investment risk taking and entrepreneurial attitudes and behaviors
•Provide a high degree of “line of sight” for NWAM participants and other business partners
•Attract and retain individuals with skills critical to the NWAM strategy
•Target median total compensation for the industry
•Utilize variable compensation (annual and long term) to close compensation market gaps.
Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”)
Aberdeen Standard Investments' remuneration policies are designed to support its business strategy as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for Aberdeen Standard Investments' clients and shareholders. Aberdeen Standard Investments operates in a highly competitive international employment market and aims to maintain its strong track record of success in developing and retaining talent.
Aberdeen Standard Investments' policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The bonus is a single, fully discretionary variable pay award. The aggregate value of awards in any year is dependent on the group's overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards, which are payable to all members of staff, are determined by a rigorous assessment of achievement against defined objectives.
The variable pay award comprises a mixture of cash and a deferred award based on the size of the award. Deferred awards are by default Standard Life Aberdeen shares, with an option to put up to 50% of deferral into funds. Overall compensation packages are designed to be competitive relative to the investment management industry.
Base Salary
Aberdeen Standard Investments' policy is to pay a fair salary commensurate with the individual's role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies. Any increase is generally to reflect inflation and is applied in a manner consistent with other Aberdeen Standard Investments’ employees; any other increases must be justified by reference to promotion or changes in responsibilities.
Annual Bonus
The Remuneration Committee determines the key performance indicators that will be applied in considering the overall size of the bonus pool. In line with practices amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group's overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives and are reviewed and approved by the Remuneration Committee.

Aberdeen Standard Investments has a deferral policy which is intended to assist in the retention of talent and to create additional alignment of executives' interests with Aberdeen Standard Investments’ sustained performance and, in respect of the deferral into funds, managed by Aberdeen Standard Investments, to align the interest of asset managers with our clients.
Staff performance is reviewed formally at least once a year. The review process evaluates the various aspects that the individual has contributed to Aberdeen Standard Investments, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.
In the calculation of a portfolio management team's bonus, Aberdeen Standard Investments takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations through KPI scorecards. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager's discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts the team manages.
Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team's and individual's performance is considered and evaluated.
Although performance is not a substantial portion of a portfolio manager’s compensation, Aberdeen Standard Investments also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Standard Investments environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen Standard Investments’ dynamic compliance monitoring system.
In rendering investment management services, the adviser may use the resources of additional investment adviser subsidiaries of Standard Life Aberdeen plc. These affiliates have entered into a memorandum of understanding (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to Aberdeen clients. Each investment professional who renders portfolio management, research or trading services under a MOU or personnel sharing arrangement (“Participating Affiliate”) must comply with the provisions of the Advisers Act, the 1940 Act, the Securities Act of 1933, as amended (the “Securities Act”), the Exchange Act, and the Employee Retirement Income Security Act of 1974, and the laws of states or countries in which the Adviser does business or has clients. No remuneration is paid by the Fund with respect to the MOU/personnel sharing arrangements.
Thompson, Siegel & Walmsley LLC (“TSW”)
TSW believes the firm’s compensation structure is competitive within the industry, both nationally and regionally. The Portfolio Manager for the Nationwide Core Plus Bond Fund is William M. Bellamy, CFA. He is considered a key employee and is subject to the following compensation description:
TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation are: commitment to TSW’s core values (Focus, Integrity, Teamwork, and Excellence), long-term performance, the product’s strategic position in the overall success of TSW, and support of marketing/client service commitments. Some associates may be awarded cash bonuses, and deferred TSW equity grants. All qualified employees participate in the TSW Employees’ Retirement Plan.

UBS Asset Management (Americas) Inc. (“UBS AM”)
UBS AM’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients and other stakeholders.
In general, the total compensation received by the portfolio managers and analysts at UBS AM consists of two elements: a fixed component (base salary and benefits) and an annual discretionary performance award that is correlated with investment performance.
Fixed component (base salary and benefits):
•Set with the aim of being competitive in the industry and monitored and adjusted periodically with reference to the relevant local labor market in order to remain so.
•The fixed component is used to recognize the experience, skills and knowledge that each portfolio manager or analyst brings to their role.
Performance award:
•Determined annually on a discretionary basis.
•Based on the individual’s financial and non-financial contribution—as assessed through a rigorous performance assessment process—as well as on the performance of their respective function, of UBS Asset Management and of UBS as a whole.
•Delivered in cash and, when total compensation is over a defined threshold, partly in deferral vehicles.
•For awards subject to deferral, the deferred amount is calculated using graduated marginal deferral rates, which increase as the value of the performance award increases.
•Deferred amounts are then delivered via two deferral vehicles – 75% in the UBS Asset Management Equity Ownership Plan (AM EOP) and 25% in the Deferred Contingent Capital Plan (DCCP):
•AM EOP awards vest over five years with 40% of the award vesting in year two, 40% in year three and 20% in year five, provided the vesting conditions, including continued service, are met and the awards have not been forfeited on or before the vesting dates. Deferred awards under the AM EOP are granted in the form of Notional Funds. The Notional Funds are aligned to selected UBS Asset Management funds. They provide for a high level of transparency and correlation between an employee’s compensation and the investment performance of UBS Asset Management. This enhances the alignment of investment professionals’ and other employees’ interests with those of our clients.
•The DCCP was introduced for performance year 2012 onwards as a key component of UBS's compensation framework to align compensation incentives with the capital strength of the firm. Awards under the DCCP vest 100% in year five, subject to vesting conditions, including continued employment, and subject to forfeiture.
The DCCP aligns the interests of our key employees with the interests of external investors and, alongside the AM EOP, ensures an appropriate balance between client and other stakeholder alignment.
For UBS AM’s Equities, Fixed Income, Investment Solutions and Passive investment areas:
From January 1, 2015, UBS AM introduced a new Key Performance Indicator (KPI)-led model for each business area, aligning our business steering logic with our strategic priorities. For our investment areas, sustainable investment performance is a major component of the KPI model.
Portfolio managers’ performance awards are subject to detailed KPIs, mainly focused on investment performance of relevant client portfolios and funds, and also including some other factors such as risk management and client focus. Investment performance is assessed annually over rolling one, three and five years against benchmark, performance target and peers. This ensures that the interests of portfolio managers are aligned with those of our clients. In addition, we evaluate our passive strategies in terms of how closely the performance of the strategies tracks their respective benchmarks over time.
For analysts, performance awards are, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years. This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.
Of all amounts deferred, 75% is granted in the AM EOP. Within the AM EOP, 50% of the Notional Funds amount is allocated to a core balanced fund aligned to a diversified range of internally managed funds. The other 50% is aligned to the most representative fund managed by/contributed to by the investment professional to further align their interests with those of our clients and other stakeholders.
WCM Investment Management, LLC (“WCM”)
Compensation for WCM portfolio management personnel is determined by research team leaders in conjunction with WCM’s Leadership Team, and consists of 1) a salary with 2) a possible bonus, 3) a possible revenue-share, and 4) a possible equity component.
1.	Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm.
2.	The bonus component is discretionary, and is based on qualitative employee performance measures, such as our “return on time” evaluation, contribution to the portfolio team, management of their portfolios, and other responsibilities (e.g., personnel management) at the firm. Furthermore, the overall performance of WCM (e.g., total assets under management, company profitability) will also impact this compensation component.
3.	Portfolio managers may share in the revenue generated by the investment strategy for which they are responsible.
4.	Finally, portfolio managers may also receive compensation in the form of offers of equity ownership and the consequent distributions therefrom.
Portfolio managers are also eligible to participate in the company’s “401(k)” Employee Savings Plan, which includes an annual company contribution based on the profitability of the firm. WCM categorizes its non-investment (non-research) personnel into two groups: Sales, and Operations. Compensation breakdown for these non-investment (non-research) personnel is identical in form and structure to that for investment (research) personnel with two differences:
1.	Evaluations forming the basis for our qualitative, discretionary bonus system are made by the apropos team leaders, but are still supplemented, reviewed, and approved by WCM’s Leadership Team;
2.	For Sales personnel only, an additional component in compensation is an ongoing revenue share intended to incentivize both sales and client service.
Upon termination or retirement, an equity shareholder's stake in the firm is repurchased by WCM at a fair and equitable price determined by standard industry metrics.
Wellington Management Company LLP (“Wellington Management”)
Wellington Management receives a fee based on the assets under management of the Nationwide Fund and the Nationwide International Small Cap Fund (the “Funds”) as set forth in the Subadvisory Agreements between Wellington Management, Nationwide Mutual Funds and Nationwide Fund Advisors on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Funds. The following information is as of October 31, 2019.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.

The investment professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Pryshlak is a Partner.
Fund	Benchmark Index
Nationwide Fund	S&P 500 Index
Nationwide International Small Cap Fund	MSCI EAFE® Small Cap Index
Ziegler Capital Management, LLC (“ZCM”)
ZCM benchmarks its compensation for professionals against industry standards. Portfolio manager compensation includes a market driven base salary and incentive compensation based on revenue growth, client retention, new business generation, research buy/sell ideas, contribution to the development of investment policy, investment results, and overall contribution to the firm. We believe the compensation plan should link part of an individual’s compensation to individual efforts and part based on the overall success of the firm.
OTHER MANAGED ACCOUNTS
The following chart summarizes information regarding accounts, including the Fund(s), for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.
Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Allianz Global Investors U.S. LLC
Robert Hofmann, CFA	Mutual Funds: 1 account, $42 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 12 accounts, $14.98 billion total assets (2 accounts, $1.62 billion total assets for which the advisory fee is based on performance)
Other Accounts: 28 accounts, $7.02 billion total assets (2 accounts, $235 million total assets for which the advisory fee is based on performance)
Tobias Kohls, CFA, FRM	Mutual Funds: 1 account, $42 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $2.28 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $439 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Amundi Pioneer Institutional Asset Management, Inc.
Kenneth J. Monaghan	Mutual Funds: 21 accounts, $5.53 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $1.35 billion total assets (1 account, $244.2 million total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Jonathan M. Duensing, CFA	Mutual Funds: 4 accounts, $591.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 18 accounts, $7.8 billion total assets (2 accounts, $767.9 million total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $122.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Andrew D. Feltus, CFA	Mutual Funds: 28 accounts, $12.73 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $1.35 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Bailard, Inc.
Eric P. Leve, CFA	Mutual Funds: 1 account, $230.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 5 accounts, $841.4 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Peter M. Hill	Mutual Funds: 1 account, $230.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $587.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Daniel McKellar, CFA	Mutual Funds: 1 account, $230.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $587.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Anthony Craddock	Mutual Funds: 1 account, $230.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $587.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Thomas J. Mudge III, CFA	Mutual Funds: 1 account, $62.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $237.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Blaine Townsend, CIMC, CIMA	Mutual Funds: 1 account, $62.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 80 accounts, $140.9 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Warren M. Johnson	Mutual Funds: 1 account, $132.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $29.5 million total assets (1 account, $29.5 million total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, 0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
David H. Smith, CFA	Mutual Funds: 1 account, $132.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $37.9 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Sonya Thadhani Mughal, CFA	Mutual Funds: 1 account, $132.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $253.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
BlackRock Investment Management, LLC
Alan Mason	Mutual Funds: 321 accounts, $1.35 trillion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Rachel Aguirre	Mutual Funds: 332 accounts, $1.35 trillion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 162 accounts, $625.3 billion total assets (11 accounts, $9.69 billion total assets for which the advisory fee is based on performance)
Other Accounts: 137 accounts, $560.8 billion total assets (111 accounts, $193.8 billion total assets for which the advisory fee is based on performance)
Jennifer Hsui, CFA	Mutual Funds: 279 accounts, $1.31 trillion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 57 accounts, $70.59 billion total assets (1 account, $871.3 million total assets for which the advisory fee is based on performance)
Other Accounts: 36 accounts, $24.47 billion total assets (25 accounts, $22.90 billion total assets for which the advisory fee is based on performance)
Amy Whitelaw	Mutual Funds: 284 accounts, $1.27 trillion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 107 accounts, $32.13 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Suzanne Henige, CFA	Mutual Funds: 81 accounts, $133.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $635.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Scott Radell	Mutual Funds: 108 accounts, $398.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 24 accounts, $13.28 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 10 accounts, $6.96 billion total assets (9 accounts, $5.82 billion total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Karen Uyehara	Mutual Funds: 41 accounts, $221.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 39 accounts, $93.36 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 44 accounts, $75.98 billion total assets (35 accounts, $33.49 billion total assets for which the advisory fee is based on performance)
Brown Capital Management, LLC
Keith Lee	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Chaitanya Yaramada, CFA	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Kempton Ingersol	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Damien Davis, CFA	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Andrew Fones	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Daman Blakeney	Mutual Funds: 1 account, $5.17 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 29 accounts, $4.68 billion total assets (2 accounts, $103.12 million total assets for which the advisory fee is based on performance)
Diamond Hill Capital Management, Inc.
Charles Bath, CFA	Mutual Funds: 3 accounts, $11 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $46 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 377 accounts, $4 billion total assets (4 accounts, $391 million total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Austin Hawley, CFA	Mutual Funds: 3 accounts, $7.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $140 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 398 accounts, $4.1 billion total assets (5 accounts, $405 million total assets for which the advisory fee is based on performance)
Micah Martin, CFA	Mutual Funds: 2 accounts, $7.58 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $46.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 377 accounts, $4.04 billion total assets (4 accounts, $391.9 million total assets for which the advisory fee is based on performance)
Dimensional Fund Advisors LP
Jed S. Fogdall	Mutual Funds: 108 accounts, $410.10 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 24 accounts, $18.10 billion total assets (1 account, $168.21 million total assets for which the advisory fee is based on performance)
Other Accounts: 79 accounts, $27.55 billion total assets (6 accounts, $3.77 billion total assets for which the advisory fee is based on performance)
Joel P. Schneider	Mutual Funds: 51 accounts, $209.32 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $240.14 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Marc C. Leblond	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Geneva Capital Management LLC
William A. Priebe, CFA	Mutual Funds: 4 accounts, $2.23 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 219 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
William S. Priebe	Mutual Funds: 5 accounts, $2.23 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $26.4 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 246 accounts, $3.10 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
José Muñoz, CFA	Mutual Funds: 4 accounts, $2.23 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 222 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Logan Capital Management, Inc.
Al Besse	Mutual Funds: 2 accounts, $58.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 597 accounts, $1.45 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Stephen S. Lee	Mutual Funds: 2 accounts, $58.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 597 accounts, $1.45 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Dana H. Stewardson	Mutual Funds: 2 accounts, $58.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 597 accounts, $1.45 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Richard E. Buchwald, CFA	Mutual Funds: 1 account, $22.6 million total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 509 accounts, $427.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
William Fitzpatrick, CFA	Mutual Funds: 1 account, $22.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 509 accounts, $427.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
David F. Schroll	Mutual Funds: 1 account, $ 22.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Guy Judkowski	Mutual Funds: 1 account, $22.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Loomis, Sayles & Company, L.P.
Aziz V. Hamzaogullari, CFA	Mutual Funds: 30 accounts, $23.30 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 15 accounts, $8.33 billion total assets (2 accounts, $791.5 million total assets for which the advisory fee is based on performance)
Other Accounts: 140 accounts, $22.44 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Christopher T. Harms	Mutual Funds: 15 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $6.63 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 184 accounts, $19.46 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Clifton V. Rowe, CFA	Mutual Funds: 15 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $6.63 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 178 accounts, $19.47 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Kurt L. Wagner, CFA, CIC	Mutual Funds: 15 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 12 accounts, $14.78 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 196 accounts, $25.90 billion total assets (2 accounts, $3.03 billion total assets for which the advisory fee is based on performance)
Daniel Conklin, CFA	Mutual Funds: 15 accounts, $3.01 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $6.63 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 173 accounts, $19.46 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Mellon Investments Corporation
Vassilis Dagioglu	Mutual Funds: 12 accounts, $3.57 billion total assets (1 account, $41 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 35 accounts, $16.64 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 21 accounts, $2.27 billion total assets (2 accounts, $155 million total assets for which the advisory fee is based on performance)
James H. Stavena	Mutual Funds: 12 accounts, $3.57 billion total assets (1 account, $41 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 35 accounts, $16.64 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 21 accounts, $2.23 billion total assets (2 accounts, $155 million total assets for which the advisory fee is based on performance)
Joseph Miletich, CFA	Mutual Funds: 12 accounts, $3.57 billion total assets (1 account, $41 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 35 accounts, $16.64 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 21 accounts, $2.23 billion total assets (2 accounts, $155 million total assets for which the advisory fee is based on performance)
John C. Bailer, CFA	Mutual Funds: 6 accounts, $2.46 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $899.21 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 10 accounts, $1.02 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Brian C. Ferguson	Mutual Funds: 6 accounts, $2.43 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $341.49 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 30 accounts, $2.98 billion total assets (2 accounts, $81.05 million total assets for which the advisory fee is based on performance)
David S. Intoppa	Mutual Funds: 1 account, $36.66 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Nationwide Asset Management, LLC
Gary S. Davis, CFA	Mutual Funds: 3 accounts, $3.57 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Gary R. Hunt, CFA	Mutual Funds: 2 accounts, $706 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 3 accounts, $135 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Chad W. Finefrock, CFA	Mutual Funds: 9 accounts, $1.83 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $3.22 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Corsan Maley	Mutual Funds: 3 accounts, $3.57 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $7.05 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Standard Life Investments (Corporate Funds) Limited
Kieran Curtis	Mutual Funds: 3 accounts, $597.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $2.78 billion total assets (1 account, $970.7 million total assets for which the advisory fee is based on performance)
Mark Baker, CFA	Mutual Funds: 1 account, $77.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $212.8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $1.01 billion total assets (1 account, $970.7 million total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Thompson, Siegel & Walmsley LLC
William M. Bellamy, CFA	Mutual Funds: 2 accounts, $1.41 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 26 accounts, $208.8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
UBS Asset Management (Americas) Inc.
Bruno Bertocci	Mutual Funds: 4 accounts, $347.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 18 accounts, $4.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2,938 accounts, $3.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Joseph Elegante, CFA	Mutual Funds: 3 accounts, $261.4 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 20 accounts, $4.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2,938 accounts, $3.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
WCM Investment Management, LLC
Jonathan Detter, CFA	Mutual Funds: 2 accounts, $346.41 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $68.40 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Anthony B. Glickhouse, CFA	Mutual Funds: 2 accounts, $346.41 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $68.40 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Patrick McGee, CFA	Mutual Funds: 2 accounts, $346.41 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $68.40 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Wellington Management Company LLP
Jonathan G. White, CFA	Mutual Funds: 8 accounts, $4.8 billion total assets (1 account, $166 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 45 accounts, $16.3 billion total assets (7 accounts, $4.4 billion total assets for which the advisory fee is based on performance)
Other Accounts: 93 accounts, $32.2 billion total assets (14 accounts, $5.5 billion total assets for which the advisory fee is based on performance)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2019
Mary L. Pryshlak, CFA	Mutual Funds: 8 accounts, $4.8 billion total assets (1 account, $166 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 44 accounts, $16.3 billion total assets (7 accounts, $4.4 billion total assets for which the advisory fee is based on performance)
Other Accounts: 91 accounts, $32 billion total assets (14 accounts, $5.5 billion total assets for which the advisory fee is based on performance)
Ziegler Capital Management, LLC
Donald J. Nesbitt, CFA	Mutual Funds: 2 accounts, $715.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 271 accounts, $616.4 million total assets (1 account, $9.5 million total assets for which the advisory fee is based on performance)
Gary Hurlbut, CFA	Mutual Funds: 1 account, $37.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 167 accounts, $577.5 million total assets (1 account, $9.5 million total assets for which the advisory fee is based on performance)
Christian J. Greiner, CFA	Mutual Funds: 2 accounts, $767.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 271 accounts, $616.4 million total assets (1 account, $9.5 million total assets for which the advisory fee is based on performance)
POTENTIAL CONFLICTS OF INTEREST
Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)
Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AllianzGI U.S. believes are faced by investment professionals at most major financial firms.
AllianzGI U.S. has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.
These potential conflicts may include, among others:
•The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
•The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
•The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
When AllianzGI U.S. considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, AllianzGI U.S.’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AllianzGI U.S. considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AllianzGI U.S. attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.
“Cross trades,” in which one AllianzGI U.S. account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest when cross trades are effected in a manner perceived to favor one client over another. For example, AllianzGI U.S. may cross a trade between a performance fee account and a fixed fee account that results in a benefit to the performance fee account and a detriment to the fixed fee account. AllianzGI U.S. has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.
Another potential conflict of interest may arise from the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. AllianzGI U.S. maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A fund’s portfolio manager(s) may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. In addition to executing trades, some brokers and dealers provide AllianzGI U.S. with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, AllianzGI U.S. has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund and the subadviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A fund’s portfolio manager(s) may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.
AllianzGI U.S.’s investment personnel, including fund portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to AllianzGI U.S.’s Code of Business Conduct and Code of Ethics (the “Code”), which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of mutual funds. The Code is designed to ensure that the personal securities transactions, activities and interests of the employees of AllianzGI U.S. will not interfere with (i) making decisions in the best interest of advisory clients (including a fund) or (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts.

Amundi Pioneer Institutional Asset Management, Inc. (“Amundi”)
Amundi has established an Investment and Trade Allocation Policy to ensure that there is fair and equitable allocation and aggregation of trades among the funds and clients for which Amundi acts as an Investment Manager.
Trades for accounts will be aggregated only if the following conditions are met:
•Account trades are treated equally with other account trades;
•Each participant in the trade will receive average execution and average commissions;
•Securities purchased or sold are allocated pro rata; and or other equitable method; and
•The practice of aggregating client trades is fully disclosed in the Form ADV of Amundi and each client's investment advisory contract.
Once a portfolio manager has decided to buy or sell an equity security for an account, he or she places the order with Amundi’s trading desk using Amundi’s trade order management system. Orders are time-stamped and then routed to the trading desk for execution. Once a portfolio manager places an order into the system, he or she cannot modify the order. Corrections to orders placed with Amundi’s trading desk must be cancelled and re-submitted.
Contemporaneous orders for the same security can be aggregated into a single trade. This function is performed automatically by the MCE/ALTO trade order management system if the orders are from the same portfolio manager and manually by the trading desk where the orders are from different portfolio managers.
Subsequent orders for a security are aggregated with existing orders for the same security, if the terms of the subsequent order are the same and the existing orders have not been executed. If the existing orders were executed before the subsequent orders are placed, subsequent orders for a security are not aggregated with existing orders. If an order for a security is partially filled when the trading desk receives a subsequent order for the same security with the same terms, the existing execution will be booked and the residual will be aggregated with the subsequent order.
Price does not affect trade aggregation at Amundi.
Bailard, Inc. (“Bailard”)
Bailard’s services are provided to a broad range of client types. Conflicts of interest can arise with Bailard managing the Funds’ assets as well as the assets of its other clients. Some of these conflicts include:
Bailard and certain of its affiliates receive performance-based fees or allocations (collectively, “Performance Fees”) from some of the funds and accounts that Bailard manages. The Performance Fees create an incentive for Bailard to favor client accounts and funds that pay Performance Fees (which are likely to be higher fee paying accounts) over other client accounts or funds in the trading of account securities or in the allocation of investment opportunities. Bailard has adopted Side-by-Side Management policies and procedures to help ensure that all of the accounts we manage are treated fairly regardless of the types of fees that they pay.
From time to time, Bailard buys, sells or sells short the same securities in different client accounts and in its own proprietary accounts (including those of certain affiliates). These trades can occur in the same direction (that is buying the same security in all affected accounts, selling the same security in all affected accounts or selling short the same securities in all affected accounts). These trades can also occur in opposite directions (that is buying the same security in one account (or accounts) while selling it or selling it short in other account(s) or vice versa). Bailard can buy, sell or sell short the same security in different client accounts and in its proprietary accounts as long as the trades: (i) are consistent with the investment strategy for each account; and (ii) do not systematically favor or disadvantage one account or class of accounts over another.
Where more than one broker is believed to be capable of providing the best execution with respect to a particular portfolio transaction, Bailard periodically selects brokers that provide research or brokerage services to Bailard. Bailard also engages in commission sharing arrangements in which commissions for trades executed by one broker are shared with another broker that provides research or brokerage services to Bailard. These arrangements can cause a client’s account to pay an amount of commission to a broker greater than the amount another broker would have charged. In selecting such broker, Bailard will make a good faith determination that the amount of commission is reasonable in relation to the value of the research and brokerage services received, viewed in terms of either the specific transaction or Bailard’s overall responsibility to the accounts for which it exercises investment discretion. The research and brokerage services received from brokers are used by Bailard to service accounts other than those that pay commissions to the broker-dealer providing products or services. The receipt of research services or brokerage services from any broker executing transactions for Bailard’s clients will not result in a reduction of Bailard’s customary and normal research activities.
When more than one account purchases or sells the same securities, Bailard can, to the extent permitted by applicable laws and regulations, aggregate or “block” the securities to be purchased or sold in an effort to obtain best execution. The aggregation of trades creates the potential for unfairness if one account is favored over another in allocating the securities purchased or sold (for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.) Bailard has adopted a Trade Priority and Aggregation Policy to help ensure that accounts that participate in the blocking of trades are treated fairly.
The same Bailard employee can serve as the portfolio manager of accounts with different investment strategies (including competing investment strategies) as long as all such accounts are treated fairly and equitably. Bailard seeks to limit, to the extent that is practicable, the number of instances in which the same individual manages accounts with competing investment strategies.
Certain of Bailard’s investment advisory clients serve on the Board of Directors of its parent company or on a scientific advisory board for one of its strategies. Certain clients own shares of Bailard’s parent company’s stock, loaned money to its parent company for a 2011 corporate restructuring and/or have participated or are currently participating in a program whereby they loan money to Bailard employees for the purposes of enabling the employees to purchase shares of Bailard’s parent company’s stock. These arrangements create an incentive for Bailard to give these clients preferential treatment. To address this conflict of interest, Bailard incorporates reviews of the relative performance of these clients’ investment management accounts into its compliance testing.
BlackRock Investment Management, LLC (“BlackRock”)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Mr. Radell and Ms. Uyehara may be managing hedge fund and/or long only accounts or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Radell and Ms. Uyehara may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Brown Capital Management, LLC (“Brown Capital”)
Brown Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios.
Brown Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Brown Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Brown Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Brown Capital’s senior management team reviews the performance of portfolio managers and analysts.
Diamond Hill Capital Management, Inc. (“Diamond Hill”)
Diamond Hill’s Form ADV Part 2A includes a discussion of several important matters including several potential conflicts of interest and procedures in place to disclose, eliminate and/or mitigate those conflicts. Material conflicts of interest discussed include:
Performance Fees
Diamond Hill manages certain accounts for which part of its fee is based on the performance of the account (“Performance Fee Accounts”). Because of the performance-based fee component, Diamond Hill may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.
Personal Trading
Diamond Hill has adopted a Code of Ethics designed to: (1) demonstrate Diamond Hill’s duty at all times to place the interest of clients first; (2) align the interests of the Portfolio Managers with clients, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of Diamond Hill, including the Portfolio Managers, from purchasing any individual equity or fixed income securities that are eligible to be purchased in a client account. The Code of Ethics also prohibits the purchase of third party mutual funds, not managed by Diamond Hill, that invest primarily in U.S. equity or taxable bond securities. As a result, each of the Portfolio Managers are significant owners in the Diamond Hill strategies, thus aligning their interest with clients.
Trade Allocation
Diamond Hill manages numerous accounts in addition to the Fund. When the Fund and another of Diamond Hill’s clients seek to purchase or sell the same security at or about the same time, Diamond Hill may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when another of Diamond Hill’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, Diamond Hill has adopted a trade allocation policy in which all trade orders occurring simultaneously among the Fund and one or more other accounts where Diamond Hill has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through Diamond Hill’s portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.

Best Execution and Research Services
Diamond Hill has controls in place for monitoring execution in our clients’ portfolio transactions, including reviewing trades for best execution. Certain broker-dealers that Diamond Hill uses to execute client trades are also clients of Diamond Hill and/or refer clients to Diamond Hill creating a conflict of interest. To mitigate this conflict we adopted a policy that prohibits us from considering any factor other than best execution when a client trade is placed with a broker-dealer.
Receipt of research from brokers who execute client trades involves conflicts of interest. Since Diamond Hill uses client brokerage commissions to obtain research, it receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, Diamond Hill has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution. Diamond Hill attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.
Dimensional Fund Advisors LP (“Dimensional”)
Portfolio Manager Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Fund), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the Fund. Actual or apparent conflicts of interest include:
•Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approach that is used in connection with the management of the Fund.
•Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.
•Broker Selection. With respect to securities transactions for the Fund, Dimensional determines which broker to use to execute each order, consistent with Dimensional’s duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.
•Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.
•Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Fund or other Accounts for which he or she has portfolio management responsibilities.
Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Geneva Capital Management LLC (“Geneva”)
Geneva’s portfolio managers manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, public entities and foundations) and wrap fee programs (“Other Accounts”). Certain of these Other Accounts may pay higher advisory fees or include a performance based fee component than a Fund creating an incentive to favor the higher paying account. Therefore, conflicts of interest may arise in connection with the portfolio managers’ management of a Fund’s investments on the one hand and the investments of such Other Accounts on the other hand. However, Geneva has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.
Although Geneva’s investment decisions on behalf of a Fund may differ from and/or conflict with advice given to its other clients, some Other Accounts may make investments in the same type of instruments or securities as a Fund at the same time as a Fund. These Other Accounts may have investment strategies similar to a Fund. In addition, Geneva’s personnel may stand to benefit more personally from good investment performance by these Other Accounts than by equivalent performance of a Fund. In those instances, where a Fund and another client of Geneva’s trade in the same type of instrument at the same time, Geneva has established trading models and aggregation and allocation procedures to allocate such trades equitably among its various clients and a Fund. In some cases, these procedures may affect adversely the size or price of the position obtainable for a Fund.
In purchasing and selling portfolio securities for a Fund, Geneva seeks to obtain best execution on behalf of its clients. Geneva has adopted procedures to monitor its best execution responsibilities. Geneva does engage broker-dealers on behalf of a Fund who provide research services to Geneva at a commission rate that is higher than another broker might have charged. However, Geneva will only do so if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or Geneva’s other advisory accounts. Research services provided to Geneva from brokers in connection with a Fund’s brokerage transactions and Geneva’s Other Accounts may disproportionately benefit Geneva’s other clients based on the relative amounts of brokerage services provided to a Fund and such other clients.
Some Geneva employees or their family members have made investments in mutual funds that Geneva manages. Geneva also recommends mutual funds that they manage to certain clients. This presents a possible conflict of interest, in that it could create an incentive for Geneva to favor the mutual funds over other clients. Geneva maintains investment and trade allocation policies and procedures designed to manage such conflicts of interest.
Logan Capital Management, Inc. (“Logan Capital”)
Logan Capital does not anticipate that there will be any material conflicts of interest between the management of the Fund and its other accounts. Logan Capital’s allocation policy prohibits any allocation of trades in a manner whereby any particular clients or group of clients receives more favorable treatment than other client accounts.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Mellon Investments Corporation (“Mellon”)
It is the policy of Mellon to make business decisions free from conflicting outside influences. Mellon’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Mellon’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between Mellon and other BNYM companies.
Mellon will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, Mellon has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, Mellon has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.
All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.
Nationwide Asset Management, LLC (“Nationwide Asset Management”)
Nationwide Asset Management is a separate, wholly owned subsidiary of Nationwide Mutual Insurance Company. Certain employees of the firm may also provide advisory services to affiliated portfolios outside of the Registered Investment Adviser, including Nationwide Life Insurance and Nationwide Mutual Insurance, side by side to its clients.
Nationwide Fund Distributors, LLC is an affiliated broker dealer that distributes funds for which Nationwide Asset Management performs sub-advisory services on behalf of Nationwide Funds Advisors to Nationwide Mutual Funds and the Nationwide Variable Insurance Trust.
Investment adviser representatives of Nationwide Asset Management may also be representatives of our affiliated broker-dealers Nationwide Investment Services Corporation and Nationwide Securities. Nationwide Asset Management does not place trades through affiliated broker-dealers.
Nationwide Asset Management has adopted a Code of Ethics and Gifts and Entertainment Policy for all supervised persons of the firm describing its high standard of business conduct, and fiduciary duty to its clients. The Code of Ethics includes provisions relating to the confidentiality of client information, a prohibition on insider trading, restrictions on the acceptance of significant gifts and the reporting of certain gifts and business entertainment items, and personal securities trading procedures, among other things. All supervised persons at Nationwide Asset Management must acknowledge the terms of the Code of Ethics annually, or as amended.
Nationwide Asset Management anticipates that, in appropriate circumstances, consistent with clients’ investment objectives, it will cause accounts over which it has management authority to effect, and will recommend to investment advisory clients or prospective clients, the purchase or sale of securities in which its access persons, its affiliates and/or clients, directly or indirectly, have a position of interest. Nationwide Asset Management’s personnel are required to follow its Code of Ethics. Subject to satisfying this policy and applicable laws, officers, directors and employees of Nationwide Asset Management and its affiliates may trade for their own accounts in securities which are recommended to and/or purchased for its clients. The Code of Ethics is designed to assure that the personal securities transactions, activities and interests of the employees of Nationwide Asset Management will not interfere with (i) making decisions in the best interest of advisory clients and (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts. Under the Code certain classes of securities have been designated as exempt transactions, based upon a determination that these would materially not interfere with the best interest of Nationwide Asset Management’s clients. In addition, the Code requires pre-clearance of certain transactions against a restricted list. Nonetheless, because the Code of Ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is continually monitored under the Code of Ethics to reasonably prevent conflicts of interest between Nationwide Asset Management and its clients.

Nationwide Asset Management may use the products or services provided by brokers to service all accounts managed by it and not just the accounts whose transactions were associated with the broker providing the product or service. However, Nationwide Asset Management expects that each client will benefit overall by this practice because each is receiving the benefit of research services that it might not otherwise receive. To the extent brokers supply research to the firm, it is relieved of expenses that it might otherwise bear.
There are situations where Nationwide Asset Management would deem it advisable to purchase or sell the same securities for two or more clients at the same time, or approximately the same time. In this case, Nationwide Asset Management may execute the orders to purchase or sell on an aggregated basis. When possible, client trades in the same security will be aggregated into a Single Executable Order when the firm determines that it is consistent with best execution and in the best interests of its clients.
Aggregated trades may be used to facilitate best execution by negotiating more favorable prices, obtaining more timely execution or reducing overall transaction costs.
When a decision is made to aggregate transactions on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. Affiliated accounts may be included in aggregated trade orders.
Nationwide Asset Management does not engage in cross trades between client portfolios.
The firm does not have soft dollar arrangements with broker-dealers however it does receive research materials.
Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”)
Aberdeen Standard Investments recognizes that conflicts of interest may arise as the result of its investment activities. For instance, from time to time, directors, officers, employees or their related persons (collectively referred to as “employees”) of Aberdeen Standard Investments may wish to engage directly or indirectly in a personal investment in securities that Aberdeen Standard Investments has bought or sold on behalf of clients. This process is governed by a personal trading policy and insider trading policy which all employees of Aberdeen Standard Investments must adhere to. The policies are incorporated within the Code of Conduct which is issued to new employees at the commencement of employment, and annually thereafter. Aberdeen Standard Investments or any other party to whom it may have delegated its functions, may in its absolute discretion, effect transactions in which it or any of its affiliated companies has, directly or indirectly, a material interest, or a relationship of any description with another party which may involve a potential conflict with Aberdeen Standard Investments’ duty to its client. Aberdeen Standard Investments seeks to ensure that such transactions are effected on terms which are not materially less favorable to the client than if the potential conflict had not existed. Aberdeen Standard Investments may manage multiple accounts which use the same strategy or asset class and also may receive performance fees from certain of its clients. In addition, affiliates of Aberdeen Standard Investments will, from time to time, make investments in the products managed by Aberdeen Standard Investments. These facts give rise to the risk that Aberdeen Standard Investments might allocate trades in a manner which favors the interests of certain clients over others. Aberdeen Standard Investments has implemented policies and controls designed to mitigate this risk.
Thompson, Siegel & Walmsley LLC (“TSW”)
Policy
All TSW associates have a duty to act for the benefit of its clients and to act on the clients’ behalf before taking action in the interest of TSW or any of its associates when a conflict of interest between the client and TSW arises.
Background
As a SEC registered adviser, TSW and its associates are subject to various requirements under the Advisers Act and rules adopted there-under. These requirements include various anti-fraud provisions which make it unlawful for advisers to engage in any activities which may be fraudulent, deceptive or manipulative.

TSW has a fiduciary responsibility to its advisory clients and as such has a duty of loyalty and to always act in utmost good faith, place its clients’ interests first and foremost and to make full and fair disclosure of all material facts and, information as to any potential and/or actual conflicts of interests.
Responsibility
TSW’s CCO has the responsibility for implementing and monitoring TSW's Conflicts of Interest Policy for content and accuracy.
Procedure
TSW has identified several potential conflicts of interest and adopted various procedures and internal controls to review, monitor and ensure the Firm’s Conflict of Interest Policy is observed, implemented properly and amended or updated, as appropriate. TSW has identified the following potential conflicts and the specific Policy, ADV disclosure, or reference in the Associates Manual which addresses the conflict:
• Trade allocation/rotation favoring proprietary accounts and/or TSW’s clients with higher fee schedules. TSW’s proprietary accounts and client accounts with higher fee schedules will participate in bunch trades when appropriate, on an equal basis, with TSW clients. This is disclosed in TSW’s disclosure document. TSW’s policies are designed to ensure equitable treatment of all clients’ orders and details may be found in:
•Side-by-Side Management Policy
•Trading Policy –Trade Rotation & Allocations
• Form ADV, Part 2A - Item 6 – Performance Based Fees and Side-by-Side Management and Item 12 – Brokerage Practices – Bunched Trades/Block Trades and Partial Fill Process
•IPO allocation favoring proprietary accounts or TSW clients with higher fee schedules, or performance-based fees. TSW’s allocation policies are designed to ensure equitable treatment of all clients’ orders participating in IPOs. TSW’s four factor process generally requires at least three years of financial history prior to being considered for purchase which makes it less likely that a security would be available under an IPO.
•Side-by-Side Management Policy
•Trading Policy and Procedure-Initial Public Offerings (IPOs)
• Form ADV, Part 2A - Item 6 – Performance Based Fees and Side-by-Side Management and Item 12 – Brokerage Practices – Bunched Trades/Block Trades and Partial Fill Process
•Trading with an affiliate could be a conflict of interest. TSW has developed an Affiliates Policy that addresses this issue and precludes TSW from trading with its affiliates. The Director of Trading and the Trade Management Oversight Committee has responsibility for overseeing all Firm trading activity to ensure TSW does not trade with its affiliates.
•Affiliates Policy
•Form ADV, Part 2A – Item 10 – Other Financial Industry Activities and Affiliations - Broker-Dealer
•TSW may have a conflict from specific proxy voting issues. TSW’s Proxy Voting Policy addresses potential conflicts of interest by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer, where a conflict might exist. If TSW determines that a material conflict exists, TSW will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
•Proxy Voting Policy
•Form ADV, Part 2A – Item 17 - Voting Client Securities
•Soft Dollar transactions benefit TSW’s research effort by allocating more trades to commission sharing arrangement (“CSA”) brokers. TSW’s Soft Dollar Policy is designed to ensure that all research and brokerage services are qualified under the eligibility guidelines of Section 28(e) of the Securities Exchange Act of 1934. All new research or brokerage services and any amendments to existing services are documented in writing. TSW’s Trade Management Oversight Committee has the responsibility to review overall trading, including transaction costs and the allocation to CSAs, to ensure TSW doesn’t misallocate more trades to CSAs for unnecessary or inappropriate services.
•Soft Dollar Policy

•Form ADV, Part 2A – Item 12 – Brokerage Practices – Soft Dollars
•The ability of alternative products to short securities held in other TSW long-only accounts could result in conflicting strategies that could find TSW’s clients at odds with one another. TSW’s Trading Policy addresses this conflict by allowing the WPS strategy to short securities held in a primary strategy with a minimum market capitalization of $10 billion. Rules are written and tested in the trading system, Charles River (“CRD”) to monitor this requirement.
•Side-by-Side Management Policy
•Trading Policy
• Form ADV, Part 2A – Item 6 – Performance-Based Fees and Side-by-Side Management and Item 12 – Brokerage Practices
•Favoring investment strategies/accounts in which TSW has additional financial interest other than standard fees (LLC and performance-based fee accounts). TSW’s Trading Policies, including allocation procedures, are designed to ensure strategies where TSW has additional financial interest to be treated fairly but will not be in a position to take advantage of that financial interest. Various restrictions are placed in CRD and tests are performed to ensure no accounts in which TSW has a more favorable financial interest take advantage of that position.
•Side-by-Side Management Policy
•Trading Policy – Other Trading Considerations
•Form ADV, Part 2A – Item 6 – Performance-Based Fees and Side-by-Side Management
•Form ADV, Part 2A – Item 10 – Other Financial Industry Activities and Affiliations
•TSW associates’ personal trading and the potential use of inside information can create conflicts but are subject to the TSW Code of Ethics and Personal Securities Transactions & Records Policy. TSW associates are required to pre-clear personal transactions as required by the Code of Ethics and transactions are monitored to ensure no associate takes advantage of any TSW client trades.
•Personal Securities Transactions & Records Policy
•Code of Ethics
•Form ADV, Part 2A – Item 11 – Code of Ethics
•Portfolio Manager Compensation could present a portfolio manager an opportunity to advantage one client or a strategy over another if his/her compensation was so incentivized. TSW’s compensation strategy is not incentivized in that way. TSW’s compensation strategy addresses this potential conflict by providing competitive base salaries commensurate with an individual’s responsibility and providing incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonus, utilizing an analytical and qualitative assessment process. Factors used to determine compensation are: commitment to TSW’s core values, long-term performance, the product’s strategic position in the overall success of TSW, and support of marketing/client service commitments. Key associates may be awarded cash bonuses, and deferred TSW equity grants. All qualified employees participate in the TSW Employees’ Retirement Plan.
•Side-by-side management, where a portfolio manager is responsible for managing multiple strategies/accounts, could present instances where a portfolio manager may devote unequal time and attention to each account or strategy. TSW acknowledges that some of its portfolio managers have input to multiple strategies and clients. TSW feels it has addressed this specific potential conflict by adopting Side-by-Side Management and Trading Policies.
•Side-by-Side Management Policy
•Trading Policy
•Form ADV, Part 2A – Item 6 – Performance-Based Fees and Side-By-Side Management and Item 12 – Brokerage Practices
•While acceptable to the SEC, paying for client referrals can result in a conflict of interest. The SEC’s Cash Solicitation Rule (Rule 206(4)-3) details the rules under which an investment adviser may compensate persons who solicit advisory clients. TSW has incorporated those rules and necessary disclosure into its Solicitor Arrangement Policy to prevent any conflict of interest.
•Solicitor Arrangements Policy
•Form ADV, Part 2A – Item 14 – Client Referrals and Other Compensation
•TSW related persons are managing members of WPS Capital Fund LLC; TS&W International Large Cap Equity Fund; TS&W International Small Cap Equity Fund; and TS&W Smid Cap Equity Fund (collectively, the “LLCs”), and as such, TSW is deemed to have custody of the assets of the LLCs, which presents an opportunity for a conflict of interest. In order to prevent any conflict in the LLCs, TSW has a third-party administrator provide monthly reports and annually requires the LLCs to be audited by a Public Company Account Oversight Board (“PCAOB”) approved auditor, who distributes the audited financial statements to investors.
•Custody Policy

•Form ADV, Part 2A – Item 15 - Custody
•The receipt of gifts and entertainment from clients or other business associates could influence a TSW associate to improperly favor such clients or other business associates in violation of the associate’s fiduciary duties. TSW associates are subject to its Code of Ethics which requires all associates to identify any gifts given or received in their quarterly compliance reporting. TSW associates are limited to receipt of gifts given or received valued at $100 and entertainment given or received valued at $250, unless approved as an exception from the CCO or Board member that is not otherwise prohibited under applicable rules.
•Code of Ethics
•Form ADV, Part 2A – Code of Ethics
While TSW has recognized the conflicts summarized above, it realizes that it cannot identify all conflicts that exist or may arise in its business. Regardless of the ability to identify all conflicts, it has been emphasized to all TSW associates through its policies and procedures and Code of Ethics to always act in utmost good faith, place its clients’ interests first and foremost and to make full and fair disclosure of all material facts and information as to any potential and/or actual conflicts of interests.
UBS Asset Management (Americas) Inc. (“UBS AM”)
The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.
UBS Group AG (“UBS”) is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.
UBS AM may purchase or sell, or recommend for purchase or sale, for the Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS AM may recommend to the Fund or its other clients, or purchase for the Fund or its other clients, securities of issuers in which UBS has an interest as described in this paragraph.
From time to time and subject to client approval, UBS AM may rely on certain affiliates to execute trades for the Fund or its other accounts. For each security transaction effected by UBS, UBS AM may compensate and UBS may retain such compensation for effecting the transaction, and UBS AM may receive affiliated group credit for generating such business.
Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund.

UBS AM and its advisory affiliates utilize a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS AM’s personnel also provide research and trading support to personnel of certain advisory affiliates.
While it selects brokers primarily on the basis of the execution capabilities, UBS AM, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when UBS AM has determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. UBS AM’s arrangements for the receipt of research services from brokers may create conflicts of interest, in that it has an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research. Brokers may provide third party research services through client commission arrangements (CCAs) or commission sharing arrangements (CSAs). Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS AM and its advisory affiliates, UBS AM and its advisory affiliates maintain an aggregated CCA/CSA research budget. Therefore, research services that benefit UBS AM’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS AM’s clients may benefit advisory affiliates and their clients. UBS AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS AM’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research.
WCM Investment Management, LLC (“WCM”)
The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The firm seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Wellington Management Company LLP (“Wellington Management”)
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Portfolio Managers make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.
The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Managers may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Ziegler Capital Management, LLC (“ZCM”)
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. ZCM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, ZCM has adopted procedures for allocating limited opportunities across multiple accounts.
With respect to many of its clients’ accounts, ZCM determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, ZCM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, ZCM may place separate, non-simultaneous, transactions for a Fund and other accounts that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.
Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

ZCM has adopted certain compliance procedures that are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Appendix D
5% Shareholders
Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	18,286.879	55.97%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS A	EDWIN E UPTHEGROVE TTEE OF	TITUSVILLE	FL	32780	4,294.967	13.15%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7303	3,841.468	11.76%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS A	CATHINORRIS	SACRAMENTO	CA	95826	1,669.572	5.11%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS A	TD AMERITRADE FBO WELLS FARGO TR	YORK	PA	17408	1,670.569	5.11%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS R6	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	8,057.594	37.31%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS R6	LPL FINANCIAL	SAN DIEGO	CA	92121	6,424.186	29.74%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS R6	PERSHING LLC	JERSEY CITY	NJ	7303	3,700.549	17.13%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND CLASS R6	TD AMERITRADE FBO	BEAUMONT	TX	77713	1,631.190	7.55%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND EAGLE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43215	287.929	100.00%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	7,133,063.374	58.52%
NATIONWIDE ALLIANZGI INTERNATIONAL GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,693,148.203	38.50%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	UBS WM USA	WEEHAWKEN	NJ	7086	18,213.694	11.60%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	KING VAN AND STORAGE INC	SANTA FE SPGS	CA	90670	16,454.524	10.48%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	MICHAELMULLINEAUX	TANEYTOWN	MD	21787	10,698.332	6.81%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	STIFEL NICOLAUS & CO INC	ST LOUIS	MO	63102	10,515.247	6.70%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	STIFEL NICOLAUS & CO INC	ST LOUIS	MO	63102	10,515.247	6.70%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	STEVE G COLLINS	FORT COLLINS	CO	80526	10,048.896	6.40%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	JANAUGENSTEIN	COLUMBUS	OH	43214	9,207.165	5.86%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS A	STIFEL NICOLAUS & CO INC	ST LOUIS	MO	63102	8,793.513	5.60%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	30,246.918	71.03%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS C	NATIONWIDE FINANCIAL SERVICES INC	COLUMBUS	OH	43215	10,133.944	23.80%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	4,763,068.720	38.79%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	3,867,992.902	31.50%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	1,321,846.587	10.76%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	1,303,685.674	10.62%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	1,022,540.778	8.33%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	298,264.939	51.15%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	138,180.353	23.70%
NATIONWIDE AMUNDI GLOBAL HIGH YIELD FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	63,483.655	10.89%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	97,600.598	29.17%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	47,965.706	14.34%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	42,927.293	12.83%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	17,369.133	5.19%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	28,325.721	42.61%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	27,986.270	42.10%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS C	NATIONWIDE FINANCIAL SERVICES INC	COLUMBUS	OH	43215	8,409.703	12.65%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	2,216,237.728	20.84%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	1,854,846.879	17.44%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	1,834,358.201	17.25%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2025	COLUMBUS	OH	43215	1,103,040.646	10.37%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2020	COLUMBUS	OH	43215	958,932.832	9.02%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2030	COLUMBUS	OH	43215	865,496.024	8.14%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2035	COLUMBUS	OH	43215	643,739.357	6.05%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	626,867.963	5.90%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	2,405,851.136	42.34%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	1,921,088.982	33.81%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	402,907.323	7.09%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE AMUNDI STRATEGIC INCOME FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	392,753.040	6.91%
NATIONWIDE AMUNDI STRATEGIC INCOME FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	383,984.657	6.76%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	7,064.917	18.25%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	5,521.143	14.26%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	5,510.662	14.23%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	2,985.254	7.71%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	NATHANSTRAUT	SOUTHWICK	MA	1077	2,244.258	5.80%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	BRENDAMCGURK	WEST SPRINGFIELD	MA	1089	2,218.106	5.73%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	2,149.828	5.55%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS C	STIFEL NICOLAUS CUSTODIAN FOR	PROSPECT	CT	6712	9,812.041	69.41%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS C	PAI TRUST COMPANY INC	DE PERE	WI	54115	1,101.493	7.79%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	952.857	6.74%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	876.564	6.20%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS M	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	3,903,082.386	70.98%
NATIONWIDE BAILARD COGNITIVE VALUE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43215	1,013.370	100.00%
NATIONWIDE BAILARD COGNITIVE VALUE FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	12,457.825	50.28%
NATIONWIDE BAILARD COGNITIVE VALUE FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	7,801.866	31.49%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE BAILARD COGNITIVE VALUE FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	4,515.661	18.23%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	85,891.129	13.44%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	76,318.098	11.95%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	SMITH BARNEY	NEW YORK	NY	10004	72,723.187	11.38%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	66,139.863	10.35%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	47,157.579	7.38%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	35,999.962	5.64%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	159,384.735	40.59%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS C	(DEALER CONTROLLED)	NEW YORK	NY	10004	65,847.504	16.77%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	47,695.282	12.15%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	32,927.314	8.39%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS M	CHARLES SCHWAB COMPANY INC	SAN FRANCISCO	CA	94105	16,979,270.148	68.65%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	292,322.229	30.01%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	287,757.496	29.55%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS R6	SEI PRIVATE TRUST COMPANY	OAKS	PA	19456	192,771.711	19.79%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND CLASS R6	SEI PRIVATE TRUST COMPANY	OAKS	PA	19456	90,924.516	9.34%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	(DEALER CONTROLLED)	NEW YORK	NY	10004	550,954.180	21.81%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	490,526.321	19.42%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	420,220.048	16.64%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	345,561.714	13.68%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	175,207.884	6.94%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	166,580.723	6.59%
NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	152,217.328	6.03%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS A	ANNETTESHORES	CENTRALIA	IL	62801	27,180.216	10.49%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	24,689.782	9.53%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	17,198.998	6.64%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	13,150.292	5.07%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	45,225.431	60.69%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	7,456.111	10.00%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS C	SMITH BARNEY	NEW YORK	NY	10004	7,173.930	9.63%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS M	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	3,819,471.756	69.43%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	121,451.157	81.58%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND CLASS R6	ASCENSUS TRUST COMPANY	FARGO	ND	58106	19,331.976	12.98%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	39,805.579	40.15%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	28,488.509	28.73%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND INSTITUTIONAL SERVICE CLASS	CARTERPLOTT	WARREN	OH	44483	6,796.274	6.85%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND INSTITUTIONAL SERVICE CLASS	STATE STREET BANK	BOSTON	MA	2111	6,496.756	6.55%
NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND INSTITUTIONAL SERVICE CLASS	LLED)	NEW YORK	NY	10004	5,055.442	5.10%
NATIONWIDE BOND FUND CLASS A	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	307,382.593	19.92%
NATIONWIDE BOND FUND CLASS A	UBS WM USA	WEEHAWKEN	NJ	7086	196,147.020	12.71%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE BOND FUND CLASS A	INSURANCE COMPANY INCGEORGIA TRANSPORTATION CAPTIVE	ROSWELL	GA	30076	87,766.674	5.69%
NATIONWIDE BOND FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	40,768.628	35.80%
NATIONWIDE BOND FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	16,035.807	14.08%
NATIONWIDE BOND FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	10,810.859	9.49%
NATIONWIDE BOND FUND CLASS C	JOSEPHINEFITZGERALD	ROCHESTER	NY	14619	7,622.590	6.69%
NATIONWIDE BOND FUND CLASS R	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	26,561.919	99.83%
NATIONWIDE BOND FUND CLASS R6	NVIT CARDINAL BALANCED FUND	COLUMBUS	OH	43215	7,173,438.897	23.65%
NATIONWIDE BOND FUND CLASS R6	NVIT CARDINAL MODERATE FUND	COLUMBUS	OH	43215	5,987,950.062	19.74%
NATIONWIDE BOND FUND CLASS R6	FUNDNVIT CARDINAL CAPITAL APPRECIATION	COLUMBUS	OH	43215	4,788,194.313	15.78%
NATIONWIDE BOND FUND CLASS R6	NVIT CARDINAL CONSERVATIVE FUND	COLUMBUS	OH	43215	3,532,904.110	11.65%
NATIONWIDE BOND FUND CLASS R6	NVIT CARDINAL MANAGED GROWTH FUND	COLUMBUS	OH	43215	3,052,432.727	10.06%
NATIONWIDE BOND FUND CLASS R6	CONSERVATIVE FUNDNVIT CARDINAL MODERATELY	COLUMBUS	OH	43215	2,916,855.598	9.61%
NATIONWIDE BOND FUND CLASS R6	INCOME FUNDNVIT CARDINAL MANAGED GROWTH &	COLUMBUS	OH	43215	1,952,514.558	6.44%
NATIONWIDE BOND FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,133,880.947	21.36%
NATIONWIDE BOND FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	929,019.064	17.50%
NATIONWIDE BOND FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	355,093.684	6.69%
NATIONWIDE BOND INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,460,940.872	32.87%
NATIONWIDE BOND INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,404,119.334	32.58%
NATIONWIDE BOND INDEX FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	3,522,320.023	17.92%
NATIONWIDE BOND INDEX FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,314,182.661	6.69%
NATIONWIDE BOND INDEX FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	22,818.668	26.07%
NATIONWIDE BOND INDEX FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	13,994.635	15.99%
NATIONWIDE BOND INDEX FUND CLASS C	RBC CAPITAL MARKETS LLC	RICHLAND	WA	99352	11,914.152	13.61%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE BOND INDEX FUND CLASS C	RBC CAPITAL MARKETS LLC	RICHLAND	WA	99352	7,398.143	8.45%
NATIONWIDE BOND INDEX FUND CLASS C	RBC CAPITAL MARKETS LLC	PROSSER	WA	99350	6,128.898	7.00%
NATIONWIDE BOND INDEX FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	4,716.878	5.39%
NATIONWIDE BOND INDEX FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	4,498.160	5.14%
NATIONWIDE BOND INDEX FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	12,582,190.103	18.66%
NATIONWIDE BOND INDEX FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	10,180,444.887	15.09%
NATIONWIDE BOND INDEX FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	8,731,858.553	12.95%
NATIONWIDE BOND INDEX FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	6,764,778.033	10.03%
NATIONWIDE BOND INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2025	COLUMBUS	OH	43215	6,546,977.673	9.71%
NATIONWIDE BOND INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2030	COLUMBUS	OH	43215	5,887,018.342	8.73%
NATIONWIDE BOND INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2020	COLUMBUS	OH	43215	4,817,762.549	7.14%
NATIONWIDE BOND INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	363,627.215	53.86%
NATIONWIDE BOND INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	300,009.970	44.44%
NATIONWIDE CORE PLUS BOND FUND CLASS A	UBS WM USA	WEEHAWKEN	NJ	7086	759,583.499	37.76%
NATIONWIDE CORE PLUS BOND FUND CLASS A	SMITH BARNEY	NEW YORK	NY	10004	247,528.076	12.30%
NATIONWIDE CORE PLUS BOND FUND CLASS A	JOHNWATHEN	PALM COAST	FL	32137	119,051.400	5.92%
NATIONWIDE CORE PLUS BOND FUND CLASS A	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	101,275.878	5.03%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	FUNDNVIT INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	16,426,445.024	15.08%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	FUNDNVIT INVESTOR DESTINATIONS BALANCED	COLUMBUS	OH	43215	11,998,203.346	11.01%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE CORE PLUS BOND FUND CLASS R6	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94104	8,433,378.923	7.74%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	GROWTH FUNDNVIT INVESTOR DESTINATIONS MANAGED	COLUMBUS	OH	43215	7,509,044.543	6.89%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	NVIT INVESTOR DESTINATIONS	COLUMBUS	OH	43215	7,297,315.914	6.70%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	MODERATELY CONSERVATIVE FUNDNVIT INVESTOR DESTINATIONS	COLUMBUS	OH	43215	6,997,456.724	6.42%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	NVIT INV DEST CAP APPRECIATION FUND	COLUMBUS	OH	43215	6,761,946.072	6.21%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	6,137,934.096	5.63%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	5,848,749.000	5.37%
NATIONWIDE CORE PLUS BOND FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	5,585,974.417	5.13%
NATIONWIDE CORE PLUS BOND FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	945,228.703	39.27%
NATIONWIDE CORE PLUS BOND FUND INSTITUTIONAL SERVICE CLASS	SMITH BARNEY	NEW YORK	NY	10004	463,214.238	19.24%
NATIONWIDE CORE PLUS BOND FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	428,057.150	17.78%
NATIONWIDE CORE PLUS BOND FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	274,833.613	11.42%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	1,223,794.132	46.66%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	376,950.390	14.37%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	160,409.173	6.12%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	76,182.822	39.93%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	29,826.834	15.63%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	12,070.297	6.33%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS C	NANCYTEMPLETON	AVINGER	TX	75630	10,864.969	5.69%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS C	WILMALOCHNER	MILWAUKEE	WI	53207	10,683.284	5.60%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	77,359.103	69.51%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS R6	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	13,564.565	12.19%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS R6	U.S. BANCORP INVESTMENTS INC.^	SAINT PAUL	MN	55107	12,641.741	11.36%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND CLASS R6	CAPINCO	MILWAUKEE	WI	53212	7,726.891	6.94%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND INSTITUTIONAL SERVICE CLASS	PIMS/PRUDENTIAL RETIREMENT	BOWLING GREEN	KY	42101	147,591.593	35.99%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND INSTITUTIONAL SERVICE CLASS	PIMS/PRUDENTIAL RETIREMENT	ONTARIO	CA	91761	75,458.390	18.40%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	40,401.013	9.85%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	32,636.105	7.96%
NATIONWIDE DIAMOND HILL LARGE CAP CONCENTRATED FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	25,160.504	6.13%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	DANNYKIEFER	STERLING	OH	44276	2,794.066	30.74%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	RITUGUPTA	DUBLIN	OH	43016	1,978.991	21.77%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	TD AMERITRADE FBO	RIVERSIDE	CA	92506	1,000.278	11.00%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	JOHNLABARGE	CHAMPLAIN	NY	12919	668.648	7.36%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	BRIANSCHRIVER	SOLON	OH	44139	543.698	5.98%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS A	JOHNLABARGE	CHAMPLAIN	NY	12919	493.693	5.43%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS C	NATIONWIDE FINANCIAL SERVICES INC	COLUMBUS	OH	43215	777.536	100.00%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	3,043,712.589	40.20%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	2,492,161.030	32.91%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	980,227.561	12.95%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	629,997.787	8.32%
NATIONWIDE EMERGING MARKETS DEBT FUND CLASS R6	CONSERVATIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	425,832.420	5.62%
NATIONWIDE EMERGING MARKETS DEBT FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	1,649.614	45.93%
NATIONWIDE EMERGING MARKETS DEBT FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	1,113.543	31.00%
NATIONWIDE EMERGING MARKETS DEBT FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE FINANCIAL SERVICES INC	COLUMBUS	OH	43215	828.463	23.07%
NATIONWIDE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	1,118,711.546	15.92%
NATIONWIDE FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	706,069.161	10.05%
NATIONWIDE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	405,918.473	5.78%
NATIONWIDE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	380,911.212	5.42%
NATIONWIDE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	18,485.909	26.23%
NATIONWIDE FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	9,460.020	13.43%
NATIONWIDE FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	9,305.646	13.21%
NATIONWIDE FUND CLASS C	SMITH BARNEY	NEW YORK	NY	10004	4,405.392	6.25%
NATIONWIDE FUND CLASS R	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43215	246.995	66.34%
NATIONWIDE FUND CLASS R	MID ATLANTIC TRUST COMPANY	PITTSBURGH	PA	15222	123.875	33.27%
NATIONWIDE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	927,291.365	99.97%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	8,027,197.869	20.43%
NATIONWIDE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,124,199.614	15.58%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	1,118,908.376	20.89%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94104	763,400.499	14.26%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	739,639.545	13.81%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	489,937.384	9.15%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS A	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	307,716.541	5.75%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	761,585.477	41.90%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	238,867.187	13.14%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	219,174.363	12.06%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	213,615.413	11.75%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS R6	EDWARD D JONES & CO	SAINT LOUIS	MO	63131	3,806,082.413	59.91%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS R6	SEI PRIVATE TRUST COMPANY	OAKS	PA	19456	1,223,717.207	19.26%
NATIONWIDE GENEVA MID CAP GROWTH FUND CLASS R6	SEI PRIVATE TRUST COMPANY	OAKS	PA	19456	447,787.432	7.05%
NATIONWIDE GENEVA MID CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	PIMS/PRUDENTIAL RETIREMENT	NEW YORK	NY	10041	4,585,080.244	29.70%
NATIONWIDE GENEVA MID CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	3,086,449.002	19.99%
NATIONWIDE GENEVA MID CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	(DEALER CONTROLLED)	NEW YORK	NY	10004	1,982,830.903	12.84%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE GENEVA MID CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	1,513,319.705	9.80%
NATIONWIDE GENEVA MID CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	1,136,770.339	7.36%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	459,202.995	31.25%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	137,125.980	9.33%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS A	(DEALER CONTROLLED)	NEW YORK	NY	10004	135,277.873	9.20%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	102,343.265	6.96%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS C	(DEALER CONTROLLED)	NEW YORK	NY	10004	151,090.683	23.21%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	145,458.521	22.35%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	111,467.797	17.12%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	44,324.337	6.81%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS R6	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	760,221.705	22.31%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	415,044.197	12.18%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS R6	GREAT-WEST TRUST CO LLC	GREENWOOD VLG	CO	80111	312,158.799	9.16%
NATIONWIDE GENEVA SMALL CAP GROWTH FUND CLASS R6	VANGUARD FIDUCIARY TRUST COMPANY	VALLEY FORGE	PA	19482	225,921.897	6.63%
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	LLED)	NEW YORK	NY	10004	3,056,593.211	25.88%
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,101,130.651	17.79%
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	954,192.815	8.08%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	864,391.522	7.32%
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	848,954.589	7.19%
NATIONWIDE GENEVA SMALL GROWTH FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	842,791.273	7.14%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS A	UBS WM USA	WEEHAWKEN	NJ	7086	1,238,486.062	57.11%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	172,515.251	7.96%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS A	SMITH BARNEY	NEW YORK	NY	10004	143,196.546	6.60%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS A	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	140,192.179	6.47%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	29,448.704	20.71%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	18,788.075	13.22%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	17,003.040	11.96%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS C	SMITH BARNEY	NEW YORK	NY	10004	7,804.222	5.49%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	GERLACH & CO LLC CH100025 1	TAMPA	FL	33610	110,829.238	30.96%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	PERSHING LLC	JERSEY CITY	NJ	7399	45,574.875	12.73%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	PAUL M ZELISKO TRUST 2	CHICAGO	IL	60652	43,497.433	12.15%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	VANGUARD BROKERAGE SERVICES	VALLEY FORGE	PA	19482	36,301.203	10.14%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	27,174.603	7.59%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND CLASS R6	SWISS BANK CORPORATION	WEEHAWKEN	NJ	7086	26,776.870	7.48%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	80,177.263	29.97%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	58,872.641	22.01%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	40,403.937	15.10%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	18,959.730	7.09%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	18,729.895	7.00%
NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND INSTITUTIONAL SERVICE CLASS	HALL LIVING TRUST	DENVER	CO	80209	14,961.442	5.59%
NATIONWIDE GOVERNMENT MONEY MARKET FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	141,263,338.290	67.79%
NATIONWIDE GOVERNMENT MONEY MARKET FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	30,889,150.690	14.82%
NATIONWIDE GOVERNMENT MONEY MARKET FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	10,612,221.770	5.09%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	69,827,912.880	31.39%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	54,338,263.976	24.43%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	37,820,401.620	17.00%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	DINASIPOS	HELLERTOWN	PA	18055	182,897.480	12.59%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	THOMASTESCHER	RENO	NV	89519	178,259.960	12.27%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	JASONDECIBUS	SPOTSWOOD	NJ	8884	156,986.140	10.81%
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	17,050,723.587	7.66%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE GOVERNMENT MONEY MARKET FUND INVESTOR SHARES	SMITH BARNEY	NEW YORK	NY	10004	87,419.660	6.02%
NATIONWIDE GOVERNMENT MONEY MARKET FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,567,529.060	99.66%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	314,125.088	31.84%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	100,323.963	10.17%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS A	STATE STREET BANK	BOSTON	MA	2111	61,588.490	6.24%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	NVIT INVESTOR DESTINATIONS	COLUMBUS	OH	43215	3,394,597.560	17.17%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	3,188,835.410	16.13%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	NVIT CARDINAL CONSERVATIVE	COLUMBUS	OH	43215	2,534,919.546	12.82%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	MODERATELY CONSERVATIVE FUNDNVIT INVESTOR DESTINATIONS	COLUMBUS	OH	43215	2,423,769.235	12.26%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	1,502,141.065	7.60%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	CONSERVATIVENVIT CARDINAL MODERATELY	COLUMBUS	OH	43215	1,438,876.770	7.28%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	1,293,226.221	6.54%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	1,261,415.872	6.38%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2020	COLUMBUS	OH	43215	1,145,774.815	5.80%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	699,378.118	30.23%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	248,057.182	10.72%
NATIONWIDE INFLATION-PROTECTED SECURITIES FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	139,029.777	6.01%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	9,956,333.294	41.91%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INTERNATIONAL INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,151,338.466	25.90%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,421,620.184	10.19%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,280,032.171	5.39%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	181,527.965	49.98%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	34,149.523	9.40%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	33,136.575	9.12%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS R	STATE STREET BANK	BOSTON	MA	2111	1,029,292.831	72.34%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS R	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	125,187.837	8.80%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	35,106,059.320	24.81%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	28,889,840.632	20.42%
NATIONWIDE INTERNATIONAL INDEX FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	22,969,701.441	16.23%
NATIONWIDE INTERNATIONAL INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	301,836.810	37.01%
NATIONWIDE INTERNATIONAL INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	235,108.178	28.83%
NATIONWIDE INTERNATIONAL INDEX FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	139,526.646	17.11%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	3,211.668	30.60%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS A	LEECUMMINGS	PLAIN CITY	OH	43064	1,961.632	18.69%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS A	MICHAELBIVENS	VIRGINIA BCH	VA	23456	1,797.687	17.13%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS A	JANINEJACKSON	AURORA	CO	80016	1,653.851	15.76%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	NVIT CARDINAL CAPITAL APPRECIATION	COLUMBUS	OH	43215	9,579,042.344	18.35%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	NVIT CARDINAL MODERATE FUND	COLUMBUS	OH	43215	7,187,527.862	13.77%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	5,713,769.230	10.94%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	5,457,283.149	10.45%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	NVIT CARDINAL BALANCED FUND	COLUMBUS	OH	43215	5,125,228.104	9.82%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	4,016,339.306	7.69%
NATIONWIDE INTERNATIONAL SMALL CAP FUND CLASS R6	NVIT CARDINAL MANAGED GROWTH FUND	COLUMBUS	OH	43215	3,663,459.643	7.02%
NATIONWIDE INTERNATIONAL SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	1,163,462.850	66.63%
NATIONWIDE INTERNATIONAL SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	320,834.063	18.37%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS A	RANDALLRICHARDS	DALLAS	TX	75254	1,017.311	24.17%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS A	DANIELTHEINE	DOUSMAN	WI	53118	991.603	23.56%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS A	KATHLEENGRIFFIN	LEXINGTON	SC	29072	562.530	13.37%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS A	LAURENBEATTY	STANFIELD	NC	28163	492.272	11.70%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS A	NATALIEROBINSON	CHARLOTTE	NC	28270	346.451	8.23%
NATIONWIDE LONG/SHORT EQUITY FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43215	1,101,759.026	100.00%
NATIONWIDE LONG/SHORT EQUITY FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	315,233.866	63.87%
NATIONWIDE LONG/SHORT EQUITY FUND INSTITUTIONAL SERVICE CLASS	PETERRAWLINGS	VILLANOVA	PA	19085	42,668.115	8.64%
NATIONWIDE LONG/SHORT EQUITY FUND INSTITUTIONAL SERVICE CLASS	LINDSAYSCHROLL	DALLAS	TX	75230	34,262.609	6.94%
NATIONWIDE LONG/SHORT EQUITY FUND INSTITUTIONAL SERVICE CLASS	HADLEYSCHROLL	BOSTON	MA	2127	31,326.733	6.35%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE LOOMIS ALL CAP GROWTH FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	414,638.426	86.99%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	6,495,237.954	41.20%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	3,692,724.368	23.42%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	3,170,347.571	20.11%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	1,912,798.438	12.13%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND EAGLE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	7,394,362.060	58.52%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND EAGLE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,845,649.136	38.35%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	179,126.450	55.70%
NATIONWIDE LOOMIS ALL CAP GROWTH FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	75,859.975	23.59%
NATIONWIDE LOOMIS CORE BOND FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	428,567.894	37.31%
NATIONWIDE LOOMIS CORE BOND FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	151,917.137	13.23%
NATIONWIDE LOOMIS CORE BOND FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	125,720.208	39.57%
NATIONWIDE LOOMIS CORE BOND FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	81,881.916	25.77%
NATIONWIDE LOOMIS CORE BOND FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	50,424.117	15.87%
NATIONWIDE LOOMIS CORE BOND FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	18,462.799	5.81%
NATIONWIDE LOOMIS CORE BOND FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,895,493.580	58.65%
NATIONWIDE LOOMIS CORE BOND FUND CLASS R6	PIMS/PRUDENTIAL RETIREMENT	MORGAN HILL	CA	95037	979,152.178	30.30%
NATIONWIDE LOOMIS CORE BOND FUND CLASS R6	PIMS/PRUDENTIAL RETIREMENT	IRVINE	CA	92614	214,547.486	6.64%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE LOOMIS CORE BOND FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	15,323,453.102	48.09%
NATIONWIDE LOOMIS CORE BOND FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	13,487,488.708	42.32%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	555,781.107	24.55%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS A	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	198,058.399	8.75%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	194,132.320	8.58%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	147,368.529	6.51%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	117,583.885	5.19%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	168,824.938	28.36%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	101,398.045	17.03%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	89,746.843	15.07%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	61,903.766	10.40%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	43,445.640	7.30%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS R6	INVESTOR DESTINATIONS CONSERVATIVE	COLUMBUS	OH	43215	8,963,507.966	50.95%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	5,065,556.755	28.79%
NATIONWIDE LOOMIS SHORT TERM BOND FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	3,462,189.983	19.68%
NATIONWIDE LOOMIS SHORT TERM BOND FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	1,670,753.638	51.65%
NATIONWIDE LOOMIS SHORT TERM BOND FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	695,217.368	21.49%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE LOOMIS SHORT TERM BOND FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	376,906.121	11.65%
NATIONWIDE MELLON DISCIPLINED VALUE FUND CLASS A	NATIONWIDE LIFE INSURANCE	COLUMBUS	OH	43215	148.774	100.00%
NATIONWIDE MELLON DISCIPLINED VALUE FUND CLASS K	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	2,951,991.643	17.75%
NATIONWIDE MELLON DISCIPLINED VALUE FUND CLASS R6	NATIONWIDE LIFE INSURANCE	COLUMBUS	OH	43215	148.774	100.00%
NATIONWIDE MELLON DISCIPLINED VALUE FUND EAGLE CLASS	ROBERTENICHEN	MORRISVILLE	PA	19067	2,560.455	94.51%
NATIONWIDE MELLON DISCIPLINED VALUE FUND EAGLE CLASS	NATIONWIDE LIFE INSURANCE	COLUMBUS	OH	43215	148.774	5.49%
NATIONWIDE MELLON DISCIPLINED VALUE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE	COLUMBUS	OH	43215	148.774	100.00%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	885,599.713	17.24%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	285,824.986	5.57%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	400,271.620	42.39%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	251,505.788	26.64%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	69,025.937	7.31%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS R	MID ATLANTIC TRUST COMPANY	PITTSBURGH	PA	15222	9,316.121	91.26%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND CLASS R	MID ATLANTIC TRUST COMPANY	PITTSBURGH	PA	15222	710.436	6.96%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND EAGLE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	12,907,236.725	16.58%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	1,159,703.893	25.59%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	809,160.405	17.85%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	679,550.896	14.99%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	572,187.776	12.62%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	408,950.357	9.02%
NATIONWIDE MELLON DYNAMIC U.S. CORE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	272,675.935	6.02%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,099,649.492	28.71%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,298,026.042	24.20%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,978,424.550	11.14%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	1,461,765.176	8.23%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS A	STATE STREET BANK	BOSTON	MA	2111	935,268.915	5.27%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	288,106.026	27.54%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	243,253.204	23.25%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	136,761.446	13.07%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	129,838.455	12.41%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	89,933.185	8.60%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	53,653.788	5.13%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R	STATE STREET BANK	BOSTON	MA	2111	319,757.828	23.29%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	272,903.864	19.88%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	99,928.387	7.28%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R6	AGGRESSIVEINVESTOR DESTINATIONS MODERATELY	COLUMBUS	OH	43215	8,057,769.953	23.74%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R6	INVESTOR DESTINATIONS AGGRESSIVE	COLUMBUS	OH	43215	7,783,875.931	22.93%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R6	INVESTOR DESTINATIONS MODERATE	COLUMBUS	OH	43215	4,269,180.040	12.58%
NATIONWIDE MID CAP MARKET INDEX FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	3,601,593.509	10.61%
NATIONWIDE MID CAP MARKET INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	433,555.537	40.40%
NATIONWIDE MID CAP MARKET INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	394,624.314	36.77%
NATIONWIDE MID CAP MARKET INDEX FUND INSTITUTIONAL SERVICE CLASS	UBS WM USA	WEEHAWKEN	NJ	7086	116,736.441	10.88%
NATIONWIDE MID CAP MARKET INDEX FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	68,136.614	6.35%
NATIONWIDE S&P 500 INDEX FUND CLASS A	STATE STREET BANK	BOSTON	MA	2111	1,907,684.822	22.96%
NATIONWIDE S&P 500 INDEX FUND CLASS A	EMJAYCO	GREENWOOD VILLAGE	CO	80111	703,062.433	8.46%
NATIONWIDE S&P 500 INDEX FUND CLASS A	RELIANCE TRUST COMPANY	ATLANTA	GA	30358	539,126.937	6.49%
NATIONWIDE S&P 500 INDEX FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	449,381.303	5.41%
NATIONWIDE S&P 500 INDEX FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	1,073,569.289	30.31%
NATIONWIDE S&P 500 INDEX FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	833,249.399	23.53%
NATIONWIDE S&P 500 INDEX FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	393,316.731	11.11%
NATIONWIDE S&P 500 INDEX FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	307,901.562	8.69%
NATIONWIDE S&P 500 INDEX FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	295,673.749	8.35%
NATIONWIDE S&P 500 INDEX FUND CLASS R	STATE STREET BANK	BOSTON	MA	2111	3,165,704.743	49.40%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE S&P 500 INDEX FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	8,122,815.197	62.95%
NATIONWIDE S&P 500 INDEX FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,362,423.022	18.31%
NATIONWIDE S&P 500 INDEX FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,141,644.841	8.85%
NATIONWIDE S&P 500 INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	14,702,157.997	62.22%
NATIONWIDE S&P 500 INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,124,482.032	25.92%
NATIONWIDE S&P 500 INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	1,287,994.082	5.45%
NATIONWIDE S&P 500 INDEX FUND SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	11,938,562.325	74.16%
NATIONWIDE S&P 500 INDEX FUND SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	3,481,620.726	21.63%
NATIONWIDE SMALL CAP INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	5,388,296.862	33.86%
NATIONWIDE SMALL CAP INDEX FUND CLASS A	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,173,381.458	26.23%
NATIONWIDE SMALL CAP INDEX FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	1,405,360.672	8.83%
NATIONWIDE SMALL CAP INDEX FUND CLASS A	STATE STREET BANK	BOSTON	MA	2111	1,241,897.917	7.80%
NATIONWIDE SMALL CAP INDEX FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	237,911.777	39.01%
NATIONWIDE SMALL CAP INDEX FUND CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	110,912.497	18.19%
NATIONWIDE SMALL CAP INDEX FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	82,177.133	13.47%
NATIONWIDE SMALL CAP INDEX FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	41,933.175	6.88%
NATIONWIDE SMALL CAP INDEX FUND CLASS R	STATE STREET BANK	BOSTON	MA	2111	1,030,335.267	62.28%
NATIONWIDE SMALL CAP INDEX FUND CLASS R	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	85,251.149	5.15%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	2,570,132.678	35.71%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2035	COLUMBUS	OH	43215	725,931.513	10.09%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2030	COLUMBUS	OH	43215	717,885.452	9.98%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2040	COLUMBUS	OH	43215	618,145.495	8.59%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2025	COLUMBUS	OH	43215	568,785.662	7.90%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2045	COLUMBUS	OH	43215	535,760.593	7.44%
NATIONWIDE SMALL CAP INDEX FUND CLASS R6	NATIONWIDE TARGET DESTINATION 2050	COLUMBUS	OH	43215	444,014.997	6.17%
NATIONWIDE SMALL CAP INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	282,288.882	48.88%
NATIONWIDE SMALL CAP INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	168,893.594	29.25%
NATIONWIDE SMALL CAP INDEX FUND INSTITUTIONAL SERVICE CLASS	PERSHING LLC	JERSEY CITY	NJ	7399	56,219.067	9.74%
NATIONWIDE SMALL CAP INDEX FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	30,923.719	5.35%
NATIONWIDE SMALL COMPANY GROWTH FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	1,574,336.177	77.55%
NATIONWIDE SMALL COMPANY GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	6,858,253.472	50.78%
NATIONWIDE SMALL COMPANY GROWTH FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,916,045.264	36.40%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS A	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	55,515.298	21.14%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS A	FIRST CLEARING LLC	SAINT LOUIS	MO	63103	22,536.487	8.58%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS A	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	13,557.142	5.16%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	15,535.355	14.98%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	8,911.036	8.60%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	7,320.056	7.06%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	6,957.562	6.71%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	6,940.128	6.69%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	6,891.026	6.65%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	CETERA INVESTMENT SVCS (FBO)	BAY SPRINGS	MS	39422	6,464.883	6.24%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS C	SMITH BARNEY	NEW YORK	NY	10004	5,994.452	5.78%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	205,257.795	47.90%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	92,819.532	21.66%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	54,120.000	12.63%
NATIONWIDE U.S. SMALL CAP VALUE FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	46,415.211	10.83%
NATIONWIDE U.S. SMALL CAP VALUE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	4,669,188.661	52.74%
NATIONWIDE U.S. SMALL CAP VALUE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE LIFE INSURANCE COMPANY	COLUMBUS	OH	43218	2,922,822.541	33.02%
NATIONWIDE U.S. SMALL CAP VALUE FUND INSTITUTIONAL SERVICE CLASS	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	511,105.180	5.77%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	273,609.608	41.53%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	63,268.097	9.60%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	51,734.173	7.85%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS A	LPL FINANCIAL	SAN DIEGO	CA	92121	45,617.291	6.92%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	86,549.351	33.67%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	35,597.806	13.85%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	31,250.088	12.16%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	27,022.117	10.51%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	25,341.501	9.86%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	20,287.870	7.89%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS R6	MATRIX TRUST COMPANY	DENVER	CO	80202	49,079.443	53.10%
NATIONWIDE WCM FOCUSED SMALL CAP FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	33,734.168	36.50%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	439,334.943	25.53%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	419,446.778	24.37%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	127,700.734	7.42%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO BANK NA	MINNEAPOLIS	MN	55480	124,689.759	7.25%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	105,735.399	6.14%
NATIONWIDE WCM FOCUSED SMALL CAP FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	105,093.172	6.11%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS A	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	559,702.740	34.50%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	241,097.683	14.86%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	96,898.240	5.97%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	83,332.019	5.14%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	80,855.141	21.31%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	61,532.157	16.22%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	32246	46,764.469	12.33%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	PERSHING LLC	JERSEY CITY	NJ	7399	45,166.786	11.91%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	LPL FINANCIAL	SAN DIEGO	CA	92121	34,818.726	9.18%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS C	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	31,673.133	8.35%
NATIONWIDE ZIEGLER EQUITY INCOME FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	47,682.024	100.00%
NATIONWIDE ZIEGLER EQUITY INCOME FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	364,480.578	42.24%
NATIONWIDE ZIEGLER EQUITY INCOME FUND INSTITUTIONAL SERVICE CLASS	RAYMOND JAMES & ASSOC INC	ST PETERSBURG	FL	33716	270,766.949	31.38%
NATIONWIDE ZIEGLER EQUITY INCOME FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	71,011.337	8.23%
NATIONWIDE ZIEGLER EQUITY INCOME FUND INSTITUTIONAL SERVICE CLASS	DEFAULTSEI-PRIVAT	OAKS	PA	19456	49,712.244	5.76%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	623,965.947	17.18%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94104	510,377.690	14.05%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	486,641.497	13.40%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	PERSHING LLC	JERSEY CITY	NJ	7399	218,343.660	6.01%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	GREAT-WEST TRUST COMPANY LLC TTEE/C	GREENWOOD VILLAGE	CO	80111	197,858.895	5.45%

Fund Name/Class	Shareholder Name	City	State	Zip	Number of Shares	% of Ownership
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	197,588.513	5.44%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	196,676.638	25.52%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	149,575.091	19.40%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS C	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	112,755.580	14.63%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS C	(DEALER CONTROLLED)	NEW YORK	NY	10004	77,205.515	10.02%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS C	UBS WM USA	WEEHAWKEN	NJ	7086	60,304.890	7.82%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS R6	NATIONWIDE TRUST COMPANY FSB	COLUMBUS	OH	43218	136,386.482	60.97%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS R6	STATE STREET BANK	BOSTON	MA	2111	23,795.707	10.64%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND CLASS R6	MID ATLANTIC TRUST COMPANY	PITTSBURGH	PA	15222	11,318.946	5.06%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	LPL FINANCIAL	SAN DIEGO	CA	92121	468,491.767	18.45%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	NATIONAL FINANCIAL SERVICES LLC	JERSEY CITY	NJ	7310	392,109.143	15.44%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	63103	247,808.069	9.76%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	SMITH BARNEY	NEW YORK	NY	10004	219,089.387	8.63%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	CUSTODY A/C FBO CUSTOMERSCHARLES SCHWAB & CO INC SPECIAL	SAN FRANCISCO	CA	94105	180,218.596	7.10%
NATIONWIDE ZIEGLER NYSE ARCA TECH 100 INDEX FUND INSTITUTIONAL SERVICE CLASS	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	94105	155,410.307	6.12%

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)

Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(b)

Second Amended and Restated Bylaws, dated June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(c)

Certificates for shares are not issued. Articles III, V, and VI of the Amended Declaration and Article VII of the Amended Bylaws, incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(d)	Investment Advisory Agreements

(1)

Investment Advisory Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(a)

Exhibit A to the Investment Advisory Agreement, amended November 7, 2019, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(2)

Investment Advisory Agreement, dated August 28, 2007, between the Trust and Nationwide Fund Advisors, pertaining to the Target Destination Funds of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(a)

Exhibit A to the Investment Advisory Agreement, amended January 15, 2020, previously filed as Exhibit EX-28.d.2.a. with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference

(3)

Investment Advisory Agreement, dated September 18, 2015, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(a)

Exhibit A to the Investment Advisory Agreement, amended November 7, 2019, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(4)	Subadvisory Agreements

(a)

Amended Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)

Exhibit A to the Amended Subadvisory Agreement, amended February 1, 2012, previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(b)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, dated December 19, 2007, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(c)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(d)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, dated April 2, 2009, previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.4.d.1 with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(e)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC, dated August 26, 2011, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(f)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., dated July 19, 2011, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)

Exhibit A to the Subadvisory Agreement, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(g)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Thompson, Siegel & Walmsley LLC, dated October 30, 2012, previously filed as Exhibit EX-16.6.c.xii with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended July 1, 2018, previously filed as Exhibit EX-28.d.4.g.1 with the Trust’s registration statement on June 27, 2018, is hereby incorporated by reference.

(h)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., dated June 4, 2013, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 31, 2014, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(i)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management LLC, dated October 1, 2014, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(j)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, dated December 1, 2013, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on February 20, 2014, is hereby incorporated by reference.

(k)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Standard Life Investments (Corporate Funds) Limited, dated October 5, 2015, previously filed as Exhibit EX-28.d.4.r with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(l)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Pioneer Institutional Asset Management, Inc. (formerly, Amundi Smith Breeden LLC), dated September 25, 2015, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on October 14, 2015, is hereby incorporated by reference.

(1)

Exhibit A to the Subadvisory Agreement, amended January 14, 2019, previously filed as Exhibit EX-28.d.4.l.1 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(m)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated December 14, 2016, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on December 14, 2016, is hereby incorporated by reference.

(n)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.o with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(o)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated May 5, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(p)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated November 13, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(q)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Logan Capital Management, Inc., dated December 8, 2017, previously filed as Exhibit EX-16.6.d.xviii with the Trust’s registration statement on Form N-14 on December 27, 2017, is hereby incorporated by reference.

(r)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Diamond Hill Capital Management, Inc., dated November 13, 2017, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(s)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and WCM Investment Management, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(t)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, as amended August 5, 2019, previously filed as Exhibit EX-16.6.d.xx with the Trust’s registration statement on Form N-14 on September 27, 2019, is hereby incorporated by reference.

(u)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Allianz Global Investors U.S. LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.u with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(1)

Exhibit A to the Subadvisory Agreement, amended March 1, 2019, previously filed as Exhibit EX-28.d.4.u.1 with the Trust’s registration statement on February 25, 2019, is hereby incorporated by reference.

(v)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Western Asset Management Co., dated September 13, 2018, previously filed as Exhibit EX-28.d.4.v with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(w)

Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(e) (1)

Underwriting Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Distributors, LLC, previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(a)

Schedule A to the Underwriting Agreement, amended January 15, 2020, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(2)	Form of Dealer Agreement, dated 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(f)	Not applicable.

(g)	Custodian Agreements

(1)

Form of Global Custody Agreement, dated April 4, 2003, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(a)

Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(b)	Amendment to Global Custody Agreement, dated March 11, 2011, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(c)	Amendment to Global Custody Agreement, dated March 8, 2012, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(d)	Amendment to Global Custody Agreement, dated May 27, 2015, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on February 2, 2018, is hereby incorporated by reference.

(e)

Amendment to Global Custody Agreement, dated September 18, 2015, previously filed as Exhibit EX-28.g.1.c with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(f)

Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(g)

Amendment to Global Custody Agreement, dated August 26, 2016, previously filed as Exhibit EX-28.g.1.f with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(h)	Amendment to Global Custody Agreement, dated November 22, 2016, previously filed as Exhibit EX-28.g.1.g with the Trust’s registration statement on March 22, 2017, is hereby incorporated by reference.

(i)	Amendment to Global Custody Agreement, dated May 17, 2017, previously filed as Exhibit EX-28.g.1.h with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(j)

Amendment to Global Custody Agreement, dated November 9, 2017, previously filed as Exhibit EX-16.9.a.ix with the Trust’s registration statement on Form N-14 on December 27, 2017, is hereby incorporated by reference.

(k)

Amendment to Global Custody Agreement, dated October 10, 2018, previously filed as Exhibit EX-28.g.1.k with the Trust’s registration statement on December 13, 2018, is hereby incorporated by reference.

(l)	Amendment to Global Custody Agreement, dated April 8, 2019, previously filed as Exhibit EX-28.g.1.l with the Trust’s registration statement on June 14, 2019, is hereby incorporated by reference.

(m)

Amendment to Global Custody Agreement, dated November 26, 2019, previously filed as Exhibit EX-28.g.1.m with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(2)

Waiver to Global Custody Agreement, dated February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(3)

Cash Trade Execution Rider to Global Custody Agreement, dated April 4, 2003, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(4)

Concentration Accounts Agreement, dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(5)

Securities Lending Rider to Global Custody Agreement, dated March 28, 2014, previously filed as Exhibit EX-28.g.5 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(6)

Addendum to Fee Schedule to Securities Lending Rider to Global Custody Agreement, dated March 28, 2014, previously filed as Exhibit EX-28.g.6 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(h) (1)

Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust, Nationwide Variable Insurance Trust and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(2)	Administrative Services Plan, amended January 15, 2020, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(a)

Form of Servicing Agreement to Administrative Services Plan, dated January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

(3)	Form of Operational Service Agreement, dated 2007, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(4)

Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, amended January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(a)	Amendment to Expense Limitation Agreement, dated March 1, 2017, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(b)

Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.4.b with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(c)

Exhibit A to Expense Limitation Agreement, amended August 5, 2019, previously filed as Exhibit EX-16.13.d.iii with the Trust’s registration statement on Form N-14 on August 5, 2019, is hereby incorporated by reference.

(d)

Exhibit A to Expense Limitation Agreement, amended November 7, 2019, previously filed as Exhibit EX-28.h.4.d with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(e)	Exhibit A to Expense Limitation Agreement, amended March 1, 2020, is filed herewith as Exhibit EX-28.h.4.e.

(5)

Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio Business Trust (“OBT”), and the Trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-23.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(6)	Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Fund, dated March 1, 2020, is filed herewith as Exhibit EX-28.h.6.

(7)

Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., on behalf of the Nationwide Government Money Market Fund, dated March 1, 2020, is filed herewith as Exhibit EX-28.h.7.

(8)

Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of Nationwide Bond Index Fund, Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund, dated March 1, 2020, is filed herewith as Exhibit EX-28.h.8.

(9)

Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Core Plus Bond Fund, dated July 1, 2018, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on June 27, 2018, is hereby incorporated by reference.

(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP is filed herewith as Exhibit EX-28.i.

(j) (1)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-28.j.1.

(2)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-28.j.2.

(3)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-28.j.3.

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution Plan under Rule 12b-1, amended January 15, 2020, previously filed as Exhibit EX-28.m.1 with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan, amended January 15, 2020, previously filed as Exhibit EX-28.n.1 with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(o)	Not applicable.

(p) (1)

Code of Ethics for Nationwide Fund Advisors, the Trust and Nationwide Variable Insurance Trust, amended March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 10, 2018, is hereby incorporated by reference.

(2)	Code of Business Conduct and Ethics for BlackRock Investment Management, LLC, effective February 26, 2019, is filed herewith as Exhibit EX-28.p.2.

(3)	Global Code of Ethics and Standard of Conduct for Dimensional Fund Advisors LP, effective January 1, 2020, is filed herewith as Exhibit EX-28.p.3.

(4)

Code of Ethics for Nationwide Fund Distributors, LLC, dated April 30, 2017, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on February 21, 2018, is hereby incorporated by reference.

(5)

Code of Ethics for Access Persons for Federated Investors, Inc., effective April 1, 2017, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(6)	Code of Ethics for Brown Capital Management, LLC, dated September 30, 2018, is filed herewith as Exhibit EX-28.p.6.

(7)	Code of Ethics for UBS Asset Management (Americas) Inc., dated August 20, 2019, is filed herewith as Exhibit EX-28.p.7.

(8)

Code of Ethics for Thompson, Siegel & Walmsley LLC, effective December 5, 2016, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(9)	Code of Ethics for Bailard, Inc., amended January 1, 2020, is filed herewith as Exhibit EX-28.p.9.

(10)	Personal Account Dealing Policy for Janus Henderson Investors, on behalf of Geneva Capital Management LLC, revised January 1, 2019, is filed herewith as Exhibit EX-28.p.10.

(11)

Code of Ethics & Personal Trading Policy for Ziegler Capital Management, LLC, amended April 8, 2016, previously filed as Exhibit EX-28.p.11 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(12)	Global Code of Conduct for Aberdeen Standard Investments, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 21, 2018, is hereby incorporated by reference.

(a)

Addendum to Global Code of Conduct for Aberdeen Standard Investments, previously filed as Exhibit EX-28.p.13.a with the Trust’s registration statement on February 21, 2018, is hereby incorporated by reference.

(13)	Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc. (formerly, Amundi Smith Breeden LLC), revised September 2019, is filed herewith as Exhibit EX-28.p.13.

(14)

Code of Ethics for Wellington Management Company LLP, dated April 30, 2017, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on February 2, 2018, is hereby incorporated by reference.

(15)

Code of Ethics for Loomis, Sayles & Company, L.P., amended April 18, 2018, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(16)	Advisory Code of Ethics for Logan Capital Management, Inc., dated January 1, 2019, is filed herewith as Exhibit EX-28.p.16.

(17)

Code of Ethics for Diamond Hill Capital Management, Inc., amended April 1, 2018, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(18)

Code of Ethics for WCM Investment Management, dated January 1, 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(19)	Code of Ethics & Personal Trading Policy for Nationwide Asset Management, LLC, as of February 2019, is filed herewith as Exhibit EX-28.p.19.

(20)	Code of Conduct for BNY Mellon Corporation (formerly, BNY Mellon Asset Management North America Corporation), as of June 2019, is filed herewith as Exhibit EX-28.p.20.

(a)	Personal Securities Trading Policy for BNY Mellon Corporation (and its subsidiaries), dated January 15, 2019, is filed herewith as Exhibit EX-28.p.20.a.

(21)

Code of Ethics for Western Asset Management Co., revised January 1, 2016, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(22)

Code of Business Conduct and Code of Ethics for Allianz Global Investors U.S. Holdings and subsidiaries and Allianz Asset Management of America, amended October 16, 2018, previously filed as EX-28.p.23 with the Trust’s registration statement on January 15, 2020, is hereby incorporated by reference.

(q) (1)

Power of Attorney with respect to the Trust for Charles E. Allen, dated June 14, 2017, previously filed as Exhibit EX-28.q.1 with the Trust’s registration statement on August 24, 2017, is hereby    incorporated by reference.

(2)

Power of Attorney with respect to the Trust for Barbara I. Jacobs, dated June 14, 2017, previously filed as Exhibit EX-28.q.2 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(3)

Power of Attorney with respect to the Trust for Paula H.J. Cholmondeley, dated June 14, 2017, previously filed as Exhibit EX-28.q.3 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(4)

Power of Attorney with respect to the Trust for Phyllis Kay Dryden, dated June 14, 2017, previously filed as Exhibit EX-28.q.4 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(5)

Power of Attorney with respect to the Trust for Douglas F. Kridler, dated June 14, 2017, previously filed as Exhibit EX-28.q.5 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(6)

Power of Attorney with respect to the Trust for David C. Wetmore, dated June 14, 2017, previously filed as Exhibit EX-28.q.6 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(7)

Power of Attorney with respect to the Trust for Keith F. Karlawish, dated June 14, 2017, previously filed as Exhibit EX-28.q.7 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(8)

Power of Attorney with respect to the Trust for Carol A. Kosel, dated June 14, 2017, previously filed as Exhibit EX-28.q.9 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(9)

Power of Attorney with respect to the Trust for Michael S. Spangler, dated June 14, 2017, previously filed as Exhibit EX-28.q.10 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(10)

Power of Attorney with respect to the Trust for Joseph Finelli, dated June 14, 2017, previously filed as Exhibit EX-28.q.11 with the Trust’s registration statement on August 24, 2017, is hereby incorporated by reference.

(11)

Power of Attorney with respect to the Trust for M. Diane Koken, dated March 6, 2019, previously filed as Exhibit EX-28.q.11 with the Trust’s registration statement on June 14, 2019, is hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 28(a) above.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including, without limitation, Section 17(h) of the Investment Company Act of 1940 and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(4) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)

Nationwide Fund Advisors (“NFA”), the investment adviser to the Trust, also serves as investment adviser to Nationwide Variable Insurance Trust. To the knowledge of the Registrant, the directors and officers of NFA have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates.

Each of the following persons serves in the same or similar capacity with one or more affiliates of Nationwide Fund Advisors. The address for the persons listed below, except as otherwise noted, is One Nationwide Plaza, Columbus, OH 43215.

Name and Address	Principal Occupation	Position with NFA	Position with Funds
John L. Carter	President and Chief Operating Officer of Nationwide Financial Services, Inc.	Director	N/A

Michael S. Spangler	President and Director of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors, LLC	President and Director	President, Chief Executive Officer and Principal Executive Officer

Lee T. Cummings	Senior Vice President of Nationwide Funds Group	Senior Vice President	Senior Vice President, Head of Operations

Brian E. Hirsch	Vice President and Nationwide Funds Group Chief Compliance Officer	Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer

Pamela A. Biesecker	Senior Vice President and Head of Taxation of Nationwide Mutual Insurance Company	Senior Vice President and Head of Taxation	N/A

Denise L. Skingle	Senior Vice President and Chief Counsel of Nationwide Mutual Insurance Company	Senior Vice President and Secretary	N/A

Steve A. Ginnan	Senior Vice President, Director and Chief Financial Officer of Nationwide Financial Services, Inc.	Director	N/A

Stephen R. Rimes	Vice President, Associate General Counsel and Secretary of Nationwide Funds Group	Vice President, Associate General Counsel and Assistant Secretary	Secretary, Vice President and Associate General Counsel

Thomas P. Reed	Vice President and Chief Financial Officer of Nationwide Funds Group	Vice President and Chief Financial Officer	N/A

David A. Conner	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A

James M. Elliot	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A

Sarah E. Zureich	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A

Timothy J. Dwyer	Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Vice President and Assistant Treasurer	N/A

Mark E. Hartman	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Secretary	N/A

Kathy R. Richards	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Secretary	N/A

Keith W. Hinze	Assistant Secretary of Nationwide Mutual Insurance Company	Assistant Secretary	N/A

(b)

BlackRock Investment Management, LLC (“BlackRock”) acts as subadviser to the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund, Nationwide International Index Fund and Nationwide Multi-Cap Portfolio. To the knowledge of the Registrant, the directors and officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(c)

Dimensional Fund Advisors LP (“DFA”) acts as subadviser to the Nationwide U.S. Small Cap Value Fund. In addition, DFA serves as investment adviser to other open-end investment companies and also serves as subadviser for certain other registered investment companies. Additional information as to DFA and the partners and executive officers of DFA is included in DFA’s Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of DFA and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and partners during the past two years.

(d)

Nationwide Asset Management, LLC (“NWAM”) acts as subadviser to the Nationwide Bond Fund and Nationwide Inflation-Protected Securities Fund. To the knowledge of the Registrant, the directors and officers of NWAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(e)

Federated Investment Management Company (“Federated”) acts as subadviser to the Nationwide Government Money Market Fund and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. The subadviser serves as investment adviser to a number of investment companies and private accounts. Except as noted below, the directors and officers of Federated have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

Name and Position with Federated	Other Company	Position with Other Company
James J. Gallagher II Trustee	Morris James LLP 500 Delaware Avenue, Suite 1500 Wilmington, DE 19801-1494	Partner

(f)

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) acts as subadviser to the Nationwide Dynamic U.S. Growth Fund and the Nationwide Mellon Disciplined Value Fund. To the knowledge of the Registrant, the directors and officers of Mellon have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(g)

Brown Capital Management, LLC (“Brown Capital”) acts as subadviser to the Nationwide Small Company Growth Fund. To the knowledge of the Registrant, the directors and officers of Brown Capital have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director, officer, employee, partner, or trustee of affiliated entities.

(h)

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as subadviser to the Nationwide Global Sustainable Equity Fund. To the knowledge of the Registrant, the directors and officers of UBS AM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(i)

Thompson, Siegel & Walmsley LLC (“TSW”) acts as subadviser to the Nationwide Core Plus Bond Fund. To the knowledge of the Registrant, the directors and officers of TSW have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(j)

Bailard, Inc. (“Bailard”) acts as subadviser to the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bailard International Equities Fund and Nationwide Bailard Emerging Markets Equity Fund. To the knowledge of the Registrant, the directors and officers of Bailard have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities. Bailard provides real estate services (such as identifying and recommending potential property acquisitions and dispositions, supervising day-to-day property management and providing real estate research) to a client that is an affiliated private real estate investment trust.

(k)

Geneva Capital Management LLC (“Geneva”) acts as subadviser to the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund. To the knowledge of the Registrant, the directors and officers of Geneva have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(l)

Ziegler Capital Management, LLC (“ZCM”) acts as subadviser to the Nationwide Ziegler Equity Income Fund and Nationwide Ziegler NYSE Arca Tech 100 Index Fund. To the knowledge of the Registrant, the directors and officers of ZCM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(m)

Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”) acts as subadviser to the Nationwide Emerging Markets Debt Fund. To the knowledge of the Registrant, the directors and officers of Aberdeen Standard Investments have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(n)

Amundi Pioneer Institutional Asset Management, Inc. (“APIAM”) acts as subadviser to the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund. Except as noted below, the directors and officers of APIAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

Name and Position with APIAM	Other Company	Position with Other Company
Lisa Jones CEO	The Investment Company Institute	Member- Board of Governors
	MIT Sloan Finance Group Advisory Board	Member

Ken Taubes CIO	Kerem Shalom	Member of Finance Committee
	Suffolk University MSF Advisory Board	Board Member

Gregg Dooling CFO	Raising a Reader Massachusetts	Chair of Finance and Audit Committee
	Raising a Reader Massachusetts	Board Member

(o)

Wellington Management Company LLP (“Wellington Management”) acts as subadviser to the Nationwide International Small Cap Fund and Nationwide Fund. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

(p)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) acts as subadviser to the Nationwide Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund. The address of Loomis Sayles is One Financial Center, Boston, MA 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. Except as noted below, the directors and officers of Loomis Sayles have not been engaged in any other business or profession of a substantial nature during the fiscal years since October 31, 2017, other than in their capacities as a director or officer of affiliated entities.

Name and Position with Loomis Sayles	Name and Principal Business Address of Other Company	Connection with Other Company
Beverly M. Bearden Director	Natixis Investment Managers, L.P.	Deputy Chief Executive Officer

Kevin P. Charleston Chairman, Chief Executive Officer, President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	Executive Vice President
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and President
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #14-06, Ocean Financial Centre, Singapore 049315	Director

Matthew J. Eagan Executive Vice President and Director	None	None

Name and Position with Loomis Sayles	Name and Principal Business Address of Other Company	Connection with Other Company
Daniel J. Fuss Vice Chairman, Executive Vice President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Executive Vice President

John F. Gallagher III Executive Vice President and Director	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	President
	Loomis Sayles Distributors, L.P. One Financial Center, Boston, MA 02111	President

John R. Gidman Executive Vice President, Chief Operating Officer and Director	Loomis Sayles Solutions, LLC One Financial Center, Boston, MA 02111	President

David L. Giunta Director	Natixis Investment Managers 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer, US and Canada
	Natixis Advisors, L.P. 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer
	Natixis Distribution Corporation 888 Boylston Street, Boston, MA 02199	Chairman, President and Chief Executive Officer
	Natixis Distribution, L.P. 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer
	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee and Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee, Chief Executive Officer and President
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer

Name and Position with Loomis Sayles	Name and Principal Business Address of Other Company	Connection with Other Company
Aziz V. Hamzaogullari Executive Vice President, Chief Investment Officer of the Growth Equity Strategies and Director	None	None

Maurice Leger Executive Vice President and Director	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager

Jean S. Loewenberg Executive Vice President, General Counsel, Secretary and Director	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	General Counsel and Secretary
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Secretary

Jaehoon Park Executive Vice President, Chief Investment Officer and Director	None	None

Jean Raby Director	Natixis Investment Managers 888 Boylston Street, Boston, MA 02199	Chief Executive Officer

Richard G. Raczkowski Executive Vice President and Director	None	None

John F. Russell Executive Vice President and Director	None	None

Paul J. Sherba Executive Vice President, Chief Financial Officer and Director	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Vice President and Treasurer
	Loomis Sayles Distributors, L.P. One Financial Center, Boston, MA 02111	Vice President and Treasurer
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer

Name and Position with Loomis Sayles	Name and Principal Business Address of Other Company	Connection with Other Company
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #14-06, Ocean Financial Centre, Singapore 049315	Director
	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	Chief Financial Officer

Elaine M. Stokes Executive Vice President and Director	None	None

David L. Waldman Executive Vice President, Deputy Chief Investment Officer and Director	None	None

(q)

Logan Capital Management, Inc. (“Logan Capital”) acts as subadviser to the Nationwide Long/Short Equity Fund. Logan Capital is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of the Registrant, the directors and officers of Logan Capital have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(r)

Diamond Hill Capital Management, Inc. (“Diamond Hill”) acts as subadviser to the Nationwide Diamond Hill Large Cap Concentrated Fund. Diamond Hill is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of the Registrant, the directors and officers of Diamond Hill have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(s)

WCM Investment Management (“WCMIM”) acts as subadviser to the Nationwide WCM Focused Small Cap Fund. WCMIM is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of the Registrant, the directors and officers of WCMIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(t)

Allianz Global Investors U.S. LLC (“Allianz”) acts as subadviser to the Nationwide Multi-Cap Portfolio and Nationwide AllianzGI International Growth Fund. Allianz is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of the Registrant, the directors and officers of Allianz have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(u)

Western Asset Management Co. (“WAMCO”) acts as subadviser to the Nationwide Multi-Cap Portfolio. WAMCO is an investment adviser registered under the Investment Advisers Act of 1940. Except as noted below, the directors and officers of WAMCO have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

Name	Position(s) at WAMCO	Other Position(s) held
James W. Hirschmann III	Director, Chief Executive Officer and President	Director, Western Asset Mortgage Capital Corporation

John D. Kenney	Non-Employee Director	Vice President, Legg Mason, Inc.
QS Investors, LLC

Name	Position(s) at WAMCO	Other Position(s) held
Director, QS Investors Holdings, LLC
Director, QS Batterymarch Financial Management, Inc.
Vice President, Legg Mason Charitable Foundation, Inc.
Director, ClearBridge Investments, LLC
Director, Legg Mason ClearBridge Holdings LLC
Director, Legg Mason Australia Holdings Pty Limited
Manager, Royce & Associates, GP, LLC
Manager, Legg Mason Royce Holdings, LLC
Director, EnTrustPermal Partners Holdings LLC
Director, EnTrustPermal LLC
Director, Martin Currie (Holdings) Limited
Director, Martin Currie Limited
Director, RARE Infrastructure Finance Pty Limited
Director, RARE Infrastructure International Pty Limited
Director, RARE Infrastructure Limited
Director, RARE Infrastructure (Europe) Pty Limited
Director, RARE Infrastructure (North America) Pty Limited
Director, RARE Holdings Pty Limited
Director, Treasury RARE Holdings Pty Limited
Manager, LM/Clarion I, LLC
Manager, LM/Clarion II, LLC
Director, Clarion Partners Holdings, LLC

Thomas C. Merchant	Non-Employee Director	Executive Vice President, General Counsel and Secretary, Legg Mason, Inc.
Secretary, Legg Mason & Co., LLC

Name	Position(s) at WAMCO	Other Position(s) held
Member and Secretary, Legg Mason Political Action Committee
Secretary, The Baltimore Company
Secretary, BMML, Inc.
Secretary, Brandywine Global Investment Management, LLC
Secretary, Barrett Associates, Inc.
Secretary, Legg Mason Charitable Foundation, Inc.
Secretary, Legg Mason Commercial Real Estate Services, Inc.
Secretary, Legg Mason International Holdings, LLC
Secretary, Legg Mason Realty Group, Inc.
Secretary, Legg Mason Realty Partners, Inc.
Secretary, Legg Mason Tower, Inc.
Secretary, Legg Mason Holdings, LLC
Secretary, LM Capital Support V, LLC
Secretary, LMOBC, Inc.
Secretary, Pelican Holdings I, LLC
Secretary, Pelican Holdings II, LLC
Secretary, Legg Mason Real Estate Securities Advisors, Inc.
Director, QS Batterymarch Financial Management, Inc.
Director, QS Investors, LLC
Director, QS Investors Holdings, LLC
Non-Executive Director, Western Asset Management Company Limited

Jennifer W. Murphy	Director and Chief Operating Officer	Former Director, Brandywine Global Investment Management (Europe) Limited
Former Director, Legg Mason International Equities Limited

Name	Position(s) at WAMCO	Other Position(s) held
Former Member, Legg Mason Political Action Committee
Former Manager, Brandywine Global Investment Management, LLC
Director and Chief Executive Officer, Western Asset Mortgage Capital Corporation

Peter H. Nachtwey	Non-Employee Director	Senior Executive Vice President and Chief Financial Officer, Legg Mason, Inc.
Director and President, Legg Mason & Co., LLC
Director, Legg Mason Partners Fund Advisor, LLC
Director and President, The Baltimore Company
Former Director, QS Batterymarch Financial Management, Inc.
Director and President, BMML, Inc.
Former Director, Brandywine Global Investment Management, LLC
Former Director, ClearBridge Investments, LLC
Manager, Legg Mason ClearBridge Holdings LLC
Director, Legg Mason Fund Asset Management, Inc.
Manager, ClearBridge, LLC
Director and President, Legg Mason Commercial Real Estate Services, Inc.
Former Director, Legg Mason Investment Counsel, LLC
Member and Chairman, Legg Mason Political Action Committee
Director, Legg Mason International Holdings, LLC
Director, Legg Mason Private Portfolio Group, LLC
Director and President, Legg Mason Real Estate Securities Advisors, Inc.
Director and President, Legg Mason Realty Group, Inc.

Name	Position(s) at WAMCO	Other Position(s) held
Director and President, Legg Mason Realty Partners, Inc.
Director and President, Legg Mason Tower, Inc.
Director and President, LM BAM, Inc.
Director and President, LM Capital Support V, LLC
Director, Pelican Holdings I, LLC
Director, Pelican Holdings II, LLC
Manager, Royce & Associates, GP, LLC
Manager, Legg Mason Royce Holdings, LLC
Manager, LM/Clarion I, LLC
Manager, LM/Clarion II, LLC
Director, Clarion Partners Holdings, LLC
Director and President, Gray Seifert & Company, LLC
Director, LM Asset Services, LLC
Vice President and Treasurer, Legg Mason Charitable Foundation, Inc.

Bruce D. Alberts	Chief Financial Officer	None

Marzo Bernardi	Director of Client Services and Marketing	None

Dennis McNamara	Director of Global Portfolio Operations	None

Charles A. Ruys de Perez	Secretary and General Counsel	Director, Western Asset Holdings (Australia) Pty Ltd
Director, Western Asset Management Company Pty Ltd
Director, Western Asset Management Company Ltd
Director, Western Asset Management Company Pte. Ltd
Director, Western Asset Management Company Limited

Kevin Ehrlich	Chief Compliance Officer	None

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Nationwide Fund Distributors, LLC (“NFD”), the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Variable Insurance Trust.

(b)

Herewith is the information required by the following table with respect to each director, officer or partner of NFD. The address for the persons listed below, except where otherwise noted, is One Nationwide Plaza, Columbus, OH 43215.

Name:	Position with NFD:	Position with Registrant:
Michael S. Spangler	Chairman, Director and President	President, Chief Executive Officer and Principal Executive Officer

Holly A. Butson	Chief Compliance Officer	N/A

Lee T. Cummings	Vice President	Senior Vice President and Head of Operations

David A. Conner	Associate Vice President and Assistant Treasurer	N/A

Kathy R. Richards	Associate Vice President and Secretary	N/A

Jennifer T. Grinstead	Chief Marketing Officer	N/A

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

J.P. Morgan Investor Services Co.

1 Beacon Street

Boston, Massachusetts 02108-3002

Nationwide Funds Group

One Nationwide Plaza

Columbus, OH 43215

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 263/265 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 19th day of February, 2020.

NATIONWIDE MUTUAL FUNDS

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief Executive Officer and Principal Executive Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer, Principal Financial Officer and Vice President

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to Exhibit A to Expense Limitation Agreement	EX-28.h.4.e
Fee Waiver Agreement	EX-28.h.6
Administrative Services Fee Waiver	EX-28.h.7
Fee Waiver Agreement	EX-28.h.8
Legal Opinion of Stradley Ronon Stevens & Young, LLP	EX-28.i
Consent of Independent Registered Public Accounting Firm	EX-28.j.1
Consent of Independent Registered Public Accounting Firm	EX-28.j.2
Consent of Independent Registered Public Accounting Firm	EX-28.j.3
Code of Business Conduct and Ethics	EX-28.p.2
Global Code of Ethics and Standard of Conduct	EX-28.p.3
Code of Ethics	EX-28.p.6
Code of Ethics	EX-28.p.7
Code of Ethics	EX-28.p.9
Personal Account Dealing Policy	EX-28.p.10
Code of Ethics	EX-28.p.13
Advisory Code of Ethics	EX-28.p.16
Code of Ethics & Personal Trading Policy	EX-28.p.19
Code of Conduct	EX-28.p.20
Personal Securities Trading Policy	EX-28.p.20.a